Putnam
Variable
Trust


SEMIANNUAL REPORT
June 30, 2001


* Putnam VT American Government Income Fund
* Putnam VT Asia Pacific Growth Fund
* Putnam VT Capital Appreciation Fund
* Putnam VT Diversified Income Fund
* Putnam VT The George Putnam Fund of Boston
* Putnam VT Global Asset Allocation Fund
* Putnam VT Global Growth Fund
* Putnam VT Growth and Income Fund
* Putnam VT Growth Opportunities Fund
* Putnam VT Health Sciences Fund
* Putnam VT High Yield Fund
* Putnam VT Income Fund
* Putnam VT International Growth Fund
* Putnam VT International Growth and Income Fund
* Putnam VT International New Opportunities Fund
* Putnam VT Investors Fund
* Putnam VT Money Market Fund
* Putnam VT New Opportunities Fund
* Putnam VT New Value Fund
* Putnam VT OTC & Emerging Growth Fund
* Putnam VT Research Fund
* Putnam VT Small Cap Value Fund
* Putnam VT Technology Fund
* Putnam VT Utilities Growth and Income Fund
* Putnam VT Vista Fund
* Putnam VT Voyager Fund
* Putnam VT Voyager Fund II

A series of mutual fund portfolios for variable insurance investors


[SCALE LOGO OMITTED]


To the shareholders of Putnam Variable Trust

The world's financial markets continued to experience waves of volatility over the past six months, as investors sought clarification about the direction of the U.S. economy and wondered whether the technology stock correction had at last found a bottom. While many stock markets continued to flounder, many bond markets experienced increased asset flows from investors seeking the relative safety of fixed-income investments. As the global economy slowed sharply, most central banks took positive steps to try to stimulate economic growth. Putnam's analysts and portfolio managers continued to capitalize on opportunities throughout the world while carefully working to manage risk. Among equities, U.S. stocks led international issues by a small margin, while U.S. corporate bonds led the world's fixed-income markets.

EQUITIES

* United States Volatility continued to beset U.S. equities as growth and value stocks battled for market leadership. Growth stocks surged in January and April, but investors remained wary as economic and corporate earnings data stayed weak. Technology stocks shared in the rallies, but their gains could not erase earlier losses. Valuations remained relatively compelling at the period's end, and small-capitalization stocks appeared to offer the most upside potential going forward.

* Europe Stock markets on the Continent were hit hard by weakness in European telecommunication stocks. The European Central Bank was slow to provide interest-rate relief, but finally lowered rates to help revive flagging economic growth and equity performance. The weak euro also compromised stock returns for non-euro-based investors. European exporters are doing well, however, as many of these companies pay production costs in euros while taking profits in other currencies. The consumer sector remains fairly healthy and should strengthen in the months ahead due to lower interest rates. However, valuations remained less attractive than those in other regions.

* Emerging Markets Many emerging markets benefited from firm commodity prices over the period, particularly in oil and coal. In Japan, stock prices fell although fundamental company performance was better than prices indicated. The result was more attractive valuations. Elsewhere in Asia, stock markets in Taiwan and South Korea retained the gains of January's rally although overall, the entire region's technology sector remained weak. Latin American markets labored under the cloud of Argentina's struggle to service its enormous external debt. The economic situation in Argentina remains dire; however, Putnam Management believes that world financial markets are not nearly as exposed to emerging market risk as was the case in 1998 and that the risk of contagion appears low.

FIXED INCOME

* United States Volatility in the equity markets was a boon for bonds, which enjoyed a surge in investor popularity over the period. With five interest-rate cuts by the Federal Reserve Board and investors seeking additional yield, non-Treasury sectors began to outperform. Mortgage-backed securities continued to offer attractive valuations while prepayment risks appeared to be waning as the Fed approached the end of its interest-rate easing cycle. Investment-grade corporate bonds performed exceptionally well, benefiting from declining interest rates and the normalization of the yield curve.

* Global Within the developed-market universe, global bonds advanced during the period. Escalating evidence of a global economic slowdown at the end of 2000 led many central banks to initiate interest-rate cuts early in 2001. Global bond markets also benefited from investor risk aversion caused by steep equity-market declines. Emerging market bonds experienced volatility as an increase in geopolitical risk combined with slowing economic growth to create uncertainty. However, valuations have remained attractive and could become compelling once world economic growth accelerates again.

* High Yield High-yield bonds reaped the benefits of the generally strong fixed-income market over the period. The Fed's aggressive interest-rate cutting also supported this sector, as did a significant increase in incoming investor assets. The sector faced a number of challenges, however, including the weak U.S. economy and persistently high default rates among high-yield issuers, particularly in the telecommunications sector. With high-yield bonds providing historically wide yield premiums to Treasuries and default rates expected to peak later this year, Putnam Management believes this sector is poised for strong performance going forward.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice and are subject to change.



PERFORMANCE SUMMARY
-------------------------------------------------------------------------------------------------------------------------------
Total return at net asset value (as of 6/30/01)

                                                                5 years                  10 years                 Life
Putnam VT -- Class 1A shares          6 months   1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           2.04%      9.37%        --%        --%         --%         --%    14.40%[l]  10.01%
 ...............................................................................................................................
Asia Pacific Growth Fund                -12.03     -36.75     -15.45      -3.30          --          --     -8.29[f]   -1.39
 ...............................................................................................................................
Capital Appreciation Fund                -6.51         --         --         --          --          --    -15.30[n]      --
 ...............................................................................................................................
Diversified Income Fund                   1.70       0.38      17.75       3.32          --          --     39.31[d]    4.35
 ...............................................................................................................................
George Putnam Fund                        1.58      12.35         --         --          --          --     15.26[h]    4.58
 ...............................................................................................................................
Global Asset Allocation Fund             -5.27      -9.30      48.86       8.28      162.92       10.15    255.14[a]    9.91
 ...............................................................................................................................
Global Growth Fund                      -20.92     -37.77      45.45       7.78      162.95       10.15    158.47[b]    8.88
 ...............................................................................................................................
Growth and Income Fund                   -1.18      10.06      73.68      11.67      251.15       13.38    476.34[a]   13.95
 ...............................................................................................................................
Growth Opportunities Fund               -21.41     -42.71         --         --          --          --     38.70[l]  -29.33
 ...............................................................................................................................
Health Sciences Fund                    -15.90     -10.58         --         --          --          --     23.10[h]    6.77
 ...............................................................................................................................
High Yield Fund                           2.33      -5.17      14.60       2.76      128.22        8.60    174.42[a]    7.82
 ...............................................................................................................................
Income Fund                               3.79       9.89      36.33       6.39      106.58        7.52    172.37[a]    7.76
 ...............................................................................................................................
International Growth Fund               -14.26     -22.84         --         --          --          --     71.38[g]   12.75
 ...............................................................................................................................
International Growth and Income Fund    -14.25     -17.84         --         --          --          --     43.91[g]    8.45
 ...............................................................................................................................
International New Opportunities Fund    -22.69     -43.83         --         --          --          --     11.30[g]    2.41
 ...............................................................................................................................
Investors Fund                          -15.05     -28.77         --         --          --          --      5.14[h]    1.59
 ...............................................................................................................................
Money Market Fund                         2.50       5.72      29.37       5.29       58.69        4.73    103.68[a]    5.45
 ...............................................................................................................................
New Opportunities Fund                  -18.14     -43.18      49.23       8.33          --          --    171.33[e]   14.96
 ...............................................................................................................................
New Value Fund                            8.38      28.98         --         --          --          --     66.46[g]   12.02
 ...............................................................................................................................
OTC & Emerging Growth Fund              -31.01     -61.64         --         --          --          --    -22.75[h]   -7.82
 ...............................................................................................................................
Research Fund                           -10.32     -15.85         --         --          --          --     34.22[i]   11.29
 ...............................................................................................................................
Small Cap Value Fund                     16.38      35.56         --         --          --          --     50.06[k]   20.57
 ...............................................................................................................................
Technology Fund                         -27.36     -52.84         --         --          --          --    -49.30[m]  -47.63
 ...............................................................................................................................
Utilities Growth and Income Fund        -11.06       2.19      66.39      10.72          --          --    160.20[c]   11.00
 ...............................................................................................................................
Vista Fund                              -22.00     -35.57         --         --          --          --     68.58[g]   12.33
 ...............................................................................................................................
Voyager Fund                            -13.52     -28.70      81.56      12.67      378.21       16.94    638.64[a]   16.08
 ...............................................................................................................................
Voyager II Fund                         -16.99         --         --         --          --          --    -40.40[n]      --
-------------------------------------------------------------------------------------------------------------------------------


    Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. An expense limitation was in effect for this fund during the period; without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.





Total return at net asset value (as of 6/30/01)

                                                                 5 years                 10 years                 Life
Putnam VT -- Class 1B shares           6 months  1 year  Cumulative  Annualized  Cumulative  Annualized  Cumulative  Annualized
-------------------------------------------------------------------------------------------------------------------------------
American Government Income Fund           2.04%      9.24%        --%        --%         --%         --%    14.27%[l]   9.92%
 ...............................................................................................................................
Asia Pacific Growth Fund                -12.12     -36.90     -16.16      -3.46          --          --     -9.16[h]   -1.55
 ...............................................................................................................................
Capital Appreciation Fund                -6.62         --         --         --          --          --    -15.40[n]  -15.40
 ...............................................................................................................................
Diversified Income Fund                   1.50       0.07      16.63       3.13          --          --     37.43[j]    4.17
 ...............................................................................................................................
George Putnam Fund                        1.49      12.15         --         --          --          --     14.87[h]    4.47
 ...............................................................................................................................
Global Asset Allocation Fund             -5.30      -9.38      48.42       8.22      160.12       10.03    249.71[h]    9.79
 ...............................................................................................................................
Global Growth Fund                      -21.05     -37.93      44.23       7.60      158.74        9.97    153.91[h]    8.71
 ...............................................................................................................................
Growth and Income Fund                   -1.28       9.85      72.41      11.51      246.15       13.22    465.21[j]   13.79
 ...............................................................................................................................
Growth Opportunities Fund               -21.57     -42.84         --         --          --          --    -38.90[l]  -29.49
 ...............................................................................................................................
Health Sciences Fund                    -16.05     -10.79         --         --          --          --     22.56[h]    6.63
 ...............................................................................................................................
High Yield Fund                           2.23      -5.36      14.01       2.66      125.33        8.46    169.64[h]    7.68
 ...............................................................................................................................
Income Fund                               3.72       9.65      35.51       6.27      103.63        7.37    167.34[h]    7.61
 ...............................................................................................................................
International Growth Fund               -14.32     -22.95         --         --          --          --     70.34[h]   12.59
 ...............................................................................................................................
International Growth and Income Fund    -14.38     -17.91         --         --          --          --     43.06[j]    8.30
 ...............................................................................................................................
International New Opportunities Fund    -22.75     -43.92         --         --          --          --     10.62[h]    2.27
 ...............................................................................................................................
Investors Fund                          -15.03     -28.84         --         --          --          --      4.72[h]    1.47
 ...............................................................................................................................
Money Market Fund                         2.40       5.53      28.71       5.18       56.26        4.56    100.53[h]    5.33
 ...............................................................................................................................
New Opportunities Fund                  -18.23     -43.27      48.10       8.17          --          --    168.42[h]   14.79
 ...............................................................................................................................
New Value Fund                            8.32      28.75         --         --          --          --     65.58[h]   11.89
 ...............................................................................................................................
OTC & Emerging Growth Fund              -31.10     -61.71         --         --          --          --    -23.06[h]   -7.94
 ...............................................................................................................................
Research Fund                           -10.38     -15.97         --         --          --          --     33.70[i]   11.14
 ...............................................................................................................................
Small Cap Value Fund                     16.25      35.33         --         --          --          --     49.54[k]   20.37
 ...............................................................................................................................
Technology Fund                         -27.40     -52.93         --         --          --          --    -49.40[m]  -47.73
 ...............................................................................................................................
Utilities Growth and Income Fund        -11.09       2.06      65.39      10.59          --          --    157.06[h]   10.86
 ...............................................................................................................................
Vista Fund                              -22.07     -35.68         --         --          --          --     67.68[h]   12.20
 ...............................................................................................................................
Voyager Fund                            -13.58     -28.80      80.27      12.51      371.13       16.77    624.55[h]   15.91
 ...............................................................................................................................
Voyager II Fund                         -16.99         --         --         --          --          --    -40.40[n]      --
-------------------------------------------------------------------------------------------------------------------------------


    Past performance is not indicative of future results. All total return figures are at net asset value. The charges and expenses at the insurance company separate account level are not reflected.

[a] Commencement of operations: February 1, 1988.

[b] Commencement of operations: May 1, 1990.

[c] Commencement of operations: May 4, 1992. The fund's inception date was May 1, 1992.

[d] Commencement of operations: September 15, 1993. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[e] Commencement of operations: May 2, 1994. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[f] Commencement of operations: May 1, 1995. An expense limitation was in effect during the period; without the limitation, total return would have been lower.

[g] Commencement of operations: January 2, 1997. Expense limitations were in effect for these funds during the period; without the limitation, total return would have been lower.

[h] Commencement of operations: April 30, 1998. Expense limitations were in effect for The George Putnam Fund of Boston, Health Sciences Fund, Investors Fund, and OTC & Emerging Growth Fund during the period; without the limitation, total return would have been lower. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[i] Commencement of operations: September 30, 1998. An expense limitation was in effect for this fund during the period; without the limitation, total return would have been lower.

[j] Commencement of operations: April 6, 1998. Returns for class 1B shares for periods prior to their inception are derived from the historical performance of class 1A shares, adjusted to reflect the applicable contingent deferred sales charges (CDSC) and the higher operating expenses applicable to such shares.

[k] Commencement of operations: April 30, 1999.

[l] Commencement of operations: February 1, 2000. An expense limitation was in effect for American Government Income Fund during the period; without the limitation, total return would have been lower.

[m] Commencement of operations: June 14, 2000.

[n] Commencement of operations: September 29, 2000.


Putnam VT American Government Income Fund

During the six months ending June 30, 2001, the Federal Reserve Board's monetary policy once again took center stage in the drama within the financial markets. As recessionary fears came to the fore, stock prices tumbled while the bond market generally enjoyed a more upbeat environment. Using a slightly more aggressive approach that focused on longer-term securities and careful duration management, Putnam VT American Government Fund took full advantage of market opportunities. For the six months ended June 30, 2001, the fund posted a total return of 2.04% at net asset value for its class IA shares.

Shortly after the Fed's unexpected interest-rate reduction in early January, the management team began to adjust the portfolio's investment strategy from the one that had guided it over most of the previous year. They shifted the portfolio away from a neutral duration stance -- relative to the fund's benchmark index and its peers -- and toward a longer position. Duration, as you may know, is a mathematical measure of a fund's sensitivity to interest rate changes. The longer a fund's average duration, the more adversely affected it is when rates are rising; conversely, the better able it will be to participate in a price rally when rates are falling. As rates fell over the period, the portfolio's longer duration helped it capture more price appreciation.

The team also significantly reduced the fund's barbell position by substantially reducing its holdings of mortgage-backed securities (MBSs) and boosting its stake in U.S. Treasuries. Within the mortgage sector, they redirected their focus away from high-coupon mortgage-backed issues, which carried a greater prepayment risk in light of falling rates, toward those with more current coupons of 7% and 6.5%. They continued to emphasize seasoned issues as well, and increased the portfolio's Treasury weighting. Among Treasuries, they emphasized predominantly 10-year notes as well as a few 2-year issues. As the yield curve steepened (meaning yields dropped more on shorter- and intermediate-term bonds than on longer-term securities), this positioning helped drive performance and the team believe it will prove effective in the current market environment.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with preservation of capital as a secondary objective
--------------------------------------------------------------------------
PORTFOLIO
Securities issued or backed by the full faith and credit of the U.S. government or its agencies or instrumentalities or backed by the credit of the government agency
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $11.10
Class IB                $11.09
June 30, 2001
--------------------------------------------------------------------------
While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT Asia Pacific Growth Fund

The diversity of markets within the Asia-Pacific region helped to moderate the performance of Putnam VT Asia Pacific Fund over the past six months. It was generally a difficult period for stocks around the globe, and although performance declined as a result, Asian markets shared only some of the factors that burdened markets elsewhere. In the meantime, many positive factors at work in the region were overshadowed by global investors' recent aversion to equities. For the six months ended June 30, 2001, the fund posted a total return of -12.03% at net asset value for its class IA shares.

The two primary trends affecting global markets during the past six months were the sharp slowdown in the U.S. economy and the even sharper setback for technology stocks. The latter was a key factor in the performance of Asian markets. Several of the markets in which we invest significant assets are large exporters of computer equipment and consumer goods to the United States. Although the U.S. economic slowdown naturally lessened the American appetite for Asian exports, the slowing of U.S. growth had only a modest reduction in overall economic activity in Asian economies.

While the global technology stock decline of 2000 did affect the value of Asian technology equities, ongoing demand for PCs and wireless telephone services helped many of these stocks retain the advances made in January's global technology stock rally. In particular, the underlying fund's holdings in Taiwan and South Korea outperformed.

The fund's management used the diversity of the region's economies to reduce risk and take advantage of opportunities. Throughout the period, we continued to favor Australia and Hong Kong over Japan and Taiwan. Although Australian stocks outperformed, the depreciation of the Australian dollar versus the U.S. dollar undercut these gains. We increased the portfolio's Japanese weighting in January and February, and Japanese equities outperformed most other markets in March. Unfortunately, the weak yen reduced our gains.

Our research continues to uncover attractively valued stocks with solid earnings growth, supporting our efforts to position assets in the most attractive markets and sectors.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located in Asia and the Pacific Basin
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $6.03
Class IB                $5.99
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT Capital Appreciation Fund

The past six months have provided numerous challenges for growth investors, and Putnam VT Capital Appreciation Fund's ability to invest across many different industries helped to cushion the effects of the market downturn. As the decline proceeded, management made some strategic shifts into defensive holdings while remaining focused on the long term and continuing to target stocks positioned to reward investors over time. For the six months ended June 30, 2001, the fund posted a -6.51% total return at net asset value for its class IA shares.

During the period, technology stocks experienced the most dramatic losses, as measured by the Nasdaq Composite Index. the Nasdaq reached its peak on March 20, 2000; one year later, it had declined by 59.71%. Throughout this difficult environment, the team positioned the fund with a focus on more defensive areas of the market. They reduced investments in technology stocks and shifted assets into industries such as health care, energy, and financials, which tend to be less affected by market volatility. This strategy proved beneficial, and the fund's energy holdings, in particular, delivered solid performance.

Higher energy prices, while not welcomed by consumers, contributed to positive performance by a number of stocks in the portfolio. Among the portfolio's health care stocks, better cost controls, a more favorable competitive environment, and improved operational efficiency helped boost performance. Health care services companies were particularly strong, while pharmaceutical stocks lagged. Drug stocks had performed well in 2000, but experienced a selloff early in 2001 as many investors decided to take profits on these more defensive holdings and venture once again into riskier areas of the market. Despite this short-term setback, the management team believes pharmaceutical companies offer strong long-term growth prospects, especially as the nation's bill for health care continues to rise and prescription drugs continue to account for an ever-increasing portion of it.

Going forward, the team will begin to seek opportunities in the areas of the market most affected by the economic slowdown, including consumer-oriented stocks, and selected technology, biotechnology, and specialty pharmaceutical stocks.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks chosen for their growth potential
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $8.47
Class IB                $8.46
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Diversified Income Fund

Uncertainty dominated the U.S. economic environment during the six months ending June 30, 2001. Beginning in the fall of 2000 and continuing through the first quarter of 2001, equity markets experienced sharp declines. U.S. bond markets rallied as investors became more risk averse, moving assets into the relative safety of bonds. In response to the sagging economy, the Federal Reserve Board eased short-term interest rates aggressively, lowering rates six times by the end of June. Following signs of recovery in the economy as well as stabilizing equity markets later in period, investor sentiment shifted to cautious optimism as confidence in the Fed's ability to prevent a recession began to take hold. Over this period, Putnam VT Diversified Income Fund posted a total return of 1.70% for its IA shares.

The Fed's surprise interest rate cut in January resuscitated performance of the non-Treasury sectors of the bond market, including high-yield bonds, which rebounded sharply through mid-February. Deteriorating economic and corporate fundamentals forced the sector to give back some of its gains in subsequent months, although it remained one of the strongest performing fixed-income sectors for the first half of 2001. Portfolio performance benefited from an increased weighting in the sector.

The aggressive interest-rate cuts fueled demand for investment-grade bonds. Accordingly, positions in mortgage-backed securities benefited the fund. Allocations to asset-backed and commercial mortgage-backed securities also supported performance.

International bonds gained during the period however, their upside was limited due to a strengthening U.S. dollar. Among the developed-market universe, global bonds advanced modestly. Specifically, holdings in Greece helped performance. Within the emerging markets, returns were positive despite significant volatility during the period. The portfolio benefited from its holdings in outperforming Russian bonds, while limited exposure in Argentina proved beneficial in the wake of political and financial uncertainties there.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
As high a level of current income as Putnam Management believes is consistent with preservation of capital
--------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across all three sectors of the bond market -- U.S. government and corporate investment-grade securities, high-yield bonds, and international instruments
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $8.63
Class IB                $8.58
June 30, 2001
--------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition, or in general economic conditions, may hinder the issuer's ability to pay principal and interest on the securities. Foreign investments may be subject to certain risks, such as currency fluctuations and political developments. While U.S. government backing of individual securities does not insure your principal, which will fluctuate with market conditions, it does guarantee that the fund's government-backed holdings will make timely payments of interest and principal.


Putnam VT The George Putnam Fund of Boston

After a January shift away from the value stocks that dominate the portfolio of Putnam VT The George Putnam Fund of Boston, investors once again favored high quality and more defensive market sectors. In this environment, the fund's defensive, value-oriented strategy served it well. For the six months ended June 30, 2001, the fund posted a 1.58% total return at net asset value for its class IA shares.

Going into December of 2000, the management team had positioned the portfolio to perform well in an environment of slower economic growth. At the end of the year, the team moved some assets out of defensive sectors and added to portfolio positions in consumer cyclicals. By March, some of these stocks had appreciated significantly and the team took profits on some general merchandise retailers. They have continued to emphasize electric utilities while underweighting technology stocks. An overweight position in oil refiner stocks was rewarded over the period as major takeovers involving fund holdings boosted their prices. Financial holdings, particularly bank stocks, have also performed well.

In general, the transition toward a slightly more economically sensitive stock portfolio has been beneficial. For example, when the Federal Reserve Board announced another surprise interest-rate cut in April, the portfolio responded positively. At that time, equities were generally weak, and the team took advantage of attractive valuations to increase the portfolio's equity weighting before taking profits on some strong retail performers and bringing the equity weighting back down to approximately 61%. The bond portion of the portfolio remains focused on higher-quality high-yield bonds that offer solid performance potential in today's rate-easing environment.

Toward the end of the period, the team continued to add less defensive holdings to the portfolio, including some attractively valued technology stocks. As the slowing economy gets priced into many sectors of the market, they will continue to seek valuation opportunities so that as the economy recovers, the fund will be positioned to benefit.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds
--------------------------------------------------------------------------
NET ASSET VALUE
--------------------------------------------------------------------------
Class IA                $10.82
Class IB                $10.80
June 30, 2001
--------------------------------------------------------------------------


Putnam VT Global Asset Allocation Fund

The first three months of 2001 were characterized by widespread declines in the global equity markets. Then in April, the U.S. equity market began to turn around. Putnam VT Global Asset Allocation Fund navigated cautiously through turbulent waters seeking to preserve capital while seizing reasonable opportunities for growth. For the six months ended June 30, 2001, the fund's class IA shares posted a total return of -5.27% at net asset value.

In the United States, the rapid deceleration that marked the fourth quarter of 2000 continued through the first quarter of 2001, despite a brief January rally. However, things began to look up in April. The management team widened the fund's exposure to U.S. equities during the period, adjusting their relatively underweight position and emphasizing value stocks in defensive sectors. Recently, they have taken incremental steps to position the fund for economic recovery by overweighting stocks, reducing the value orientation in favor of a more neutral style, and emphasizing smaller-cap stocks.

Because Putnam research suggested U.S. Treasuries were overvalued, the team took a conservative approach that emphasized shorter-duration bonds. This position actually detracted from performance until recently when non-Treasury sectors began to outperform. Management remains wary of the upside potential of government bonds, believing investors are likely to move their assets to equities in search of higher yields as soon as definitive signs of economic recovery emerge.

Global stock markets also suffered declines, led by losses in the technology and telecommunications sectors. However, the funds benefited from favorable stock selection in the United Kingdom, France, and the Netherlands. Other portfolio positives included health-care and energy holdings along with strong stock selection in the technology sector.

Going forward, management favors equities over bonds on a global basis and will be positioning the fund accordingly.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital
--------------------------------------------------------------------------
PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock and bond markets
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $13.83
Class IB                $13.85
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT Global Growth Fund

The past six months were among the most volatile that global markets have experienced in recent years and unfortunately, most of the movement was downward. Putnam VT Global Growth Fund experienced its share of difficulties; however, by broadening the portfolio, management was able to improve performance as the period progressed. For the six months ended June 30, 2001, the fund posted a -20.92% total return at net asset value for its class IA shares.

As weakening business underlying fundamentals and negative investor sentiment hit the growth-style stocks in which the fund invests, the management team increased diversification across global markets and industry sectors. They reduced exposure to technology and telecommunications in favor of health care, retailing, financials, and energy stocks. In terms of market exposure, they added modestly to the underlying fund's position in Japan, which was unusually low at the beginning of the period. Japan experienced some positive developments including ongoing growth in its wireless communications industry, an interest rate cut, and a new prime minister committed to resolving the problem of nonperforming loans in the banking sector. Japanese equities rallied in response.

As in past periods, technology stocks still represented the largest sector weighting in the portfolio, although these holdings have been trimmed as management's outlook for the sector has deteriorated. Within technology, the team currently favors semiconductor and software companies. Among the portfolio's more diversified holdings, financial and energy stocks performed well. Indeed, the oil industry has been one of the few bright spots in the market for more than a year as the higher price of oil has helped the bottom-line earnings of many companies. At the end of the period, the portfolio was overweighted in communications services, consumer staples, and energy, and underweighted in consumer cyclicals and technology.

Current market volatility notwithstanding, long-term growth prospects remain solid for many companies throughout the world and the fund's more broadly diversified portfolio of carefully selected stocks positions it to capture the best the market can offer.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
An internationally diversified common stock portfolio
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $10.50
Class IB                $10.42
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT Growth and Income Fund

The consistent strategy that has served Putnam VT Fund for Growth and Income subaccount well for so many years continued to produce solid results over the recent period. For the six months ended June 30, 2001, the fund posted a -1.18% total return at net asset value for its class IA shares.

As the economy slowed and market volatility increased, value investing began to outperform the growth strategies that had dominated the market for several years. The fund's portfolio was able to produce competitive returns not only by emphasizing stocks in a variety of defensive sectors, but also by taking measured positions in beaten-down technology stocks that offered appreciation potential at attractive valuations. The fund also took advantage of flagging valuations among some capital markets financial stocks to augment portfolio positions in some longtime holdings. Capital markets financial stocks tend to rally more than the overall market, and as this occurred late in the period, the fund enjoyed positive returns from these holdings.

When retail stocks fell to very attractive valuations in late 2000, management added opportunistically to a number of well-known retail names. Retail stocks typically do well in a lower-interest-rate environment like this one, and when the economy is poised for expansion. Energy stocks continued to represent a large portfolio position. As oil and gas prices soared over the period, these holdings performed so well that the team was able to selectively take profits without reducing the portfolio's weighting in the sector.

In any broadly diversified fund, good news is likely to be tempered by some disappointments. For this period, pharmaceutical and communications services holdings both declined in value more than the team had anticipated.

Going forward, the fund is well positioned to benefit from economic improvement, and the established companies in the fund's portfolio should return to their trajectory of stock price growth and profit growth.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $24.81
Class IB                $24.72
June 30, 2001
--------------------------------------------------------------------------


Putnam VT Growth Opportunities Fund

A rapid deterioration in the economy undercut the performance of growth stocks during the past six months. After years of expansion, a combination of rising interest rates and rising energy prices choked off business and consumer demand. Growth stocks were affected by these conditions to a greater extent than the rest of the market because many of them had been priced in expectation of uninterrupted business expansion. Although most of the stocks in the portfolio continued to meet their earnings expectations, they were punished along with the rest of the growth sector. April's market rally did provide a positive note, however, and we remain bullish on growth stock prospects over the long term. For the six months ended June 30, 2001, Putnam VT Growth Opportunities Fund posted a total return of -21.41% at net asset value for its class IA shares.

Although management anticipated an economic slowdown fairly early on, our commitment to the growth stock style of investing prevented us from shifting to undervalued stocks, which outperformed for much of the period. Nonetheless, we did take steps to prepare the underlying fund for changing economic circumstances, mainly by working to identify stocks that would continue to deliver attractive performance in a downturn. Overall, we were penalized for maintaining an aggressive weighting in technology, although our commitment was rewarded in January and then again in April. In both months, the sector rebounded sharply. The portfolio's top technology performers were in software and semiconductors.

In addition to stock selection, we relied on the fund's diversification to counter the period's volatility. While remaining focused on growth stocks, we did diversify across different industries as well as holding stocks from several conglomerates that are diversified internally across several industries. The fund also enjoyed solid returns from financial holdings as well as consumer cyclicals names in media and retailing.

The market is likely to remain choppy for the next several months, but tax-rate cuts, interest-rate cuts, and declining inventories of technology bode well for growth stock performance going forward.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of large companies believed to offer above-average growth potential
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $6.13
Class IB                $6.11
June 30, 2001
--------------------------------------------------------------------------
This fund's concentrated portfolio may add a measure of volatility to performance as major fluctuations in any one holding will likely affect the fund more than a fund with greater diversification.


Putnam VT Health Sciences Fund

Much of the credit for Putnam VT Health Sciences Fund's successful long-term performance goes to in-depth research and stock selection. However, over the past six months, market conditions and the economy's slowdown made a far more significant contribution to results. While strong fundamentals enabled selected health-care stocks to perform well last fall, there was a major sell-off in this sector in January. While health-care stocks strengthened in the spring, they were not able to offset the effects of the January downturn. Consequently, for the six months ended June 30, 2001, the fund posted a total return of -15.90% at net asset value for its class IA shares.

Health care stocks had performed well throughout most of 2000, proving their value as a defensive investment even as the pace of the U.S. economy slowed. However, as the new year began, the Federal Reserve Board's first surprise interest rate cut sparked a short-lived change in investor perspective. Investors who had taken refuge from battered growth stocks by investing in health care and other defensive sectors decided to take profits on their holdings and venture back into riskier areas of the market. The result was a classic January effect in which stocks that had been poor performers in the prior year experienced a rebound while stronger performers were hit with a major selloff.

As the brief rally sputtered to a halt, growth stocks were punished anew, and with them the more aggressive areas of the health-care sector: biotechnology and life sciences companies. Better relative performance came from the larger pharmaceutical companies, particularly overseas companies. Another source of strength was health-care services, which includes stocks of hospital management companies, nursing homes, health maintenance organizations and other health insurance companies. The ongoing needs of an aging U.S. population continued to translate into profitability for these stocks.

Responding to these trends, management has positioned the fund with an increased focus on both health care services and pharmaceutical stocks, while reducing exposure to biotechnology and life sciences -- although several stock selections in this area have recently strengthened substantially. Their fundamental outlook for the health-care industries remains positive and the fund's broad diversification across the different industry sectors should enable it to cushion declines in some areas while benefiting from new opportunities as they arise.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Primarily common stocks of companies in the health sciences industries
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $12.28
Class IB                $12.24
June 30, 2001
--------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT High Yield Fund

During the past six months, Putnam VT High Yield Sub-Account benefited from several factors: a strong bond market, aggressive interest rate cuts by the Federal Reserve Board, growing investor demand for high yield bonds, and prudent sector strategies by the fund's management team. At the same time, uncertainty about the economic downturn and persistently high default rates among high-yield issuers detracted from performance. For the six months ended June 30, 2001, the fund provided a 2.33% total return at net asset value for its class IA shares.

The bond market, and high-yield bonds in particular, began 2001 with a rally following two surprise interest-rate cuts by the Fed in January. While high-yield returns in February, March, and April weakened somewhat, three additional rate cuts in March, April, and May helped the bond market as a whole. Most importantly for high-yield bonds, the rate cuts returned the yield curve to a steep, upward-sloping shape. While an inverted yield curve, in which short-term rates are higher than long-term rates, often portends a gloomy outlook for the high-yield sector, a steep, positively sloping curve often means more hopeful times ahead.

Although positive, the fund's performance lagged that of its benchmark index because, like many mutual funds, it still has positions in telecommunications bonds that have performed poorly. The management team has worked for over a year to reduce the fund's position in the telecom sector, however, and by the end of the reporting period the portfolio was underweight relative to the index and many of the fund's peers. An underweighting of solidly performing BB-rated bonds and an overweighting in poorly performing lower-rated bonds also hurt performance over the period. In the months ahead, the team anticipates that its overweight position in lower-rated bonds will pay off as these bonds outperform higher-rated credits in a rallying market.

The fund continues to maintain a high level of diversification to protect against economic uncertainty and a rising default rate in the high-yield market. The team remains bullish about high-yield prospects in the coming months and believes the fund is well-positioned to produce solid performance.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
High current income, with a secondary objective of capital appreciation when consistent with high current income
--------------------------------------------------------------------------
PORTFOLIO
Primarily high-yielding lower-rated corporate bonds and notes
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $7.95
Class IB                $7.94
June 30, 2001
--------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


Putnam VT Income Fund

During the past six months, Putnam VT Income Fund benefited from a strong bond market, fueled by aggressive interest rate cuts by the Federal Reserve Board and a well-diversified portfolio. The fund also benefited from strength in several bond sectors and active sector management decisions that enhanced the positive effects of the bond market rally. For the six months ended June 30, 2001, the fund turned in a 3.79% total return at net asset value for its class IA shares.

The Fed's two surprise interest rate cuts in January got the bond market off to a solid start for 2001. In particular, the long beaten-down high-yield bond sector sprang back to life. With its fairly aggressive position in BB-rated bonds in the high-yield sector, the fund was poised to benefit. While the lower-rated portion of the high-yield market continued to be hurt by ongoing problems in the beleaguered technology and telecommunications sectors, the BB-rated portion of the market, which includes older industrial companies, fared well. In fact, BB-rated bonds outperformed both the overall high-yield market and 5-year Treasuries during the first four months of this year.

The fund's portfolio is highly diversified. In addition to corporate high-yield and corporate investment-grade securities, the fund invests in a variety of other high-quality bonds, including Treasuries, mortgage-backed securities (MBSs), asset-backed securities, and collateralized mortgage obligations (CMOs). These sectors performed reasonably well, but on balance did not contribute to any significant outperformance or underperformance of the fund's peer group.

Putnam's analysts believe that over the next 12 months, the economy will remain weak but not recessionary. Given this backdrop, the management team will continue to seek value in the non-Treasury sectors while continuing to monitor developments as they occur and make adjustments to the portfolio's weightings accordingly.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with what Putnam Management believes to be prudent risk
--------------------------------------------------------------------------
PORTFOLIO
Investment-grade and high-yield bonds, and U.S. government securities
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $12.21
Class IB                $12.18
June 30, 2001
--------------------------------------------------------------------------
High-yield securities are rated lower than investment-grade securities because there is a greater possibility that negative changes in the issuer's financial condition or in general economic conditions may hinder the issuer's ability to pay principal and interest on the securities.


Putnam VT International Growth Fund

International stock markets experienced a great deal of volatility over the past six months as investors remained concerned about the strength of the U.S. economy and its ripple effects around the world. Technology and telecommunications stocks remained weak, although there were signs that these sectors were approaching bottom. While Putnam VT International Growth Fund did not escape the negative effects of this market environment, the fund's ability to invest across a wide array of countries and industries did provide opportunity. For the six months ended June 30, 2001, the fund posted a total return of -14.26% for its class IA shares at net asset value.

The economic slowdown that began with the U.S. sell-off in technology and telecommunications stocks affected many other stock markets around the world. European and Asian markets, with the exception of Japan, were fairly hard hit by the technology slump. In Japan, investment and consumer spending slowdowns took their toll in the stock market, which corrected in May after a strong showing in March and April. Emerging markets performed well, however, on the strength of firm commodity prices, particularly oil and coal.

Management positioned the fund defensively during this period of volatility. The portfolio remained underweight in technology, which hurt during the April tech stock surge but proved wise as these stocks floundered during the rest of the period. Overweight positions in the oil, pharmaceutical, and consumer staples sectors proved effective as these companies continue to generate consistent cash flows even as international growth has slowed. In terms of areas, overweight positions were maintained in Latin America and within Europe, in France and the United Kingdom. The fund remained underweight in Japanese equities, owing to concerns about the slow pace of corporate restructuring and the country's poor economic outlook.

Over the next six months, international markets are likely to remain choppy as investors attempt to gain consensus about the outlook for corporate earnings and economic growth. With undervalued international currencies as well as fiscal and monetary stimulus around the world, prospects for non-US equities are expected to improve as we approach 2002.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of the United States
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $13.38
Class IB                $13.34
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT International Growth and Income Fund

International markets exhibited a great deal of volatility over the past six months, as a slowdown in U.S. growth rippled through countries around the globe. Specific countries and regions also faced their own issues, such as Japan's outstanding banking problems and Europe's currency weakness. For Putnam VT International Growth and Income Fund, value investing proved helpful over the period although it was not enough to fully offset the impact of market volatility. For the six months ended June 30, 2001, Putnam VT International Growth and Income Fund tallied a total return of -14.25% for its class IA shares at net asset value.

Europe is a dominant geographic region for any international fund and over the past six months, Europe has experienced its share of difficulties. As the U.S. economy began to slow, European economies began to follow suit. The fund's managers recognized the slowdown early on, and planned their stock selections accordingly. They overweighted the United Kingdom, which outperformed over the period. With so many European telecommunications stocks underperforming, many fell within the fund's value universe. The team has added British Telecomm and is considering other European telecommunication service providers. Outside Europe, Japan remains troubled and the portfolio's underweight position proved beneficial although even the Japanese equities held in the portfolio underperformed during the period.

Among sectors, overweights in energy, financials, utilities, and basic materials proved beneficial while underweights in technology, communications services, and consumer services also worked well. Stock selection in consumer cyclicals was positive but our underweight position was unfortunate since the sector outperformed.

In the months ahead, management will continue to monitor the world's economies and equities markets carefully. Weakness in many markets can translate into attractive stock prices for the fund, and the team will remain vigilant for value opportunities as they arise.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation, with a secondary objective of current income
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies located outside of the United States
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $10.55
Class IB                $10.52
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments.


Putnam VT International New Opportunities Fund

Over the past six months, the prevailing mood in many international markets has been the polar opposite of the enthusiasm they displayed in the spring of 2000. International economic expansion has moderated in response to the sharp slowdown of the U.S. economy, and technology stocks have declined. In addition, both the yen and the euro weakened, which detracted from performance. However, despite their recent declines, the fund's holdings are still achieving growth, and we believe the future remains bright. For the six months ended June 30, 2001, Putnam VT International New Opportunities Fund posted a total return of -22.69% at net asset value for its class IA shares.

The fund's aggressive growth strategy means it will generally take on a higher level of risk than most other equity funds. Unfortunately, markets have become skeptical of growth prospects in recent months, particularly among technology stocks. This focus on the long-term growth prospects of our stock selections can, on occasion, leave management reluctant to make short-term adjustments in the portfolio composition. In this case, we maintained a large weighting in technology stocks somewhat longer than we should have. However, most of the fund's technology holdings, particularly in Europe, delivered strong fundamental growth over the period.

As business conditions worsened, we sold certain holdings whose prospects had deteriorated and established new positions in health care, a sector that has historically been more resistant to the business cycle. We also believe that the current correction will deplete bloated inventories and that the long-term outlook for technology remains undiminished. Several of the fund's top-performing holdings were stocks that benefited from the relative strength of consumer spending in Europe and emerging markets. In Japan, we added positions in two large exporters, Sony and Fuji Photo, that can offer more competitive prices and grow more quickly when the yen is weak.

Although the past six months have been trying for international growth investors, the portfolio is positioned for a broad recovery.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies principally traded outside the United States
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $10.60
Class IB                $10.56
June 30, 2001
--------------------------------------------------------------------------
Foreign investments may be subject to certain risks, such as currency fluctuations, economic instability, and political developments. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Investors Fund

The large, established companies in which Putnam VT Investors Fund invests weathered their share of setbacks in the early months of 2001. The faltering U.S. economy, low corporate earnings, high energy prices, and the falling euro motivated investors to flee growth in favor of the less volatile, more defensive value sectors. The rest of the period was unsettled, as investors shifted their favor between growth and value. For the six months ended June 30, 2001, Putnam VT Investors Fund tallied a total return of -15.05% at net asset value for its class IA shares.

In accordance with the fund's growth orientation, management selects large-cap, high earnings growth companies -- many of them in the technology sector. These are also the companies that took the brunt of the market's backlash in terms of both timing and magnitude. While our individual stock selections, which de-emphasized computers and Internet content providers, actually added value to the fund, the portfolio's high overall weighting in technology hurt results on an absolute basis. As we gauged the severity of the falloff in technology capital spending, we reduced the portfolio's technology weighting further.

On the positive side, the fund's positions in the financial and health care sectors performed well. The portfolio's energy holdings also outperformed, on the strength of rising oil and gas prices. Consumer cyclical stocks, including retailers and autos, also added value to the fund.

When a fourth Federal Reserve Board interest rate cut in April sparked an equities rally, growth stocks returned to favor and the fund benefited. Holdings in conglomerates, technology, basic materials, energy, capital goods, and entertainment also produced solid returns. Then in May, the equity landscape shifted back to a value bias and this dampened fund returns. Top performers included consumer staples and financials. Technology returns were mixed.

Although near-term volatility is likely to continue, we believe the long-term outlook for growth stocks remains strong.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term growth of capital and any increased income that results from this growth
--------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality common stocks
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $10.49
Class IB                $10.46
June 30, 2001
--------------------------------------------------------------------------


Putnam VT Money Market Fund

Money market investments, the foundation of any well-diversified portfolio, soared in popularity during the past six months as nervous investors sought refuge from the stock market's volatility. Questions about U.S. economic growth and the direction of interest rates produced an air of uncertainty during the period. Not surprisingly, money market assets climbed dramatically as investors sought the relative safety of these short-term investments. Throughout the period, the management team of Putnam VT Money Market Fund's portfolio remained steadfastly committed to the fund's philosophy of maintaining a stable net asset value, excellent credit quality, and attractive income to produce gratifying results. For the six months ended June 30, 2001, the fund turned in a 2.50% total return at net asset value for its class IA shares.

Since the beginning of the semiannual period, the Federal Reserve Board has lowered short-term interest rates six times. While yields on money market instruments have dropped accordingly, they have fallen less severely than those on longer-term notes. Fortunately, the fund has been focused on longer money market maturities and this positioning helped support the monthly dividend in this period of falling rates.

The recent period has also been complicated by the fact that heightened investor demand for money market securities exceeded the supply of new issues. In addition, the first quarter of any year is traditionally a challenging time to find investments in this market. Investors typically pour assets into money markets in anticipation of paying their taxes in April and create higher demand than we see at other times of the year.

Given falling rates and the economic slowdown, the yield spread between higher- and lower-quality securities has widened, sparking a flight-to-quality investor mentality. In response to these developments, the management team has been avoiding economically sensitive industries and increasing the fund's exposure to U.S. government agency notes. Their conservative strategy also precluded investment in California's utility and technology sectors, thereby allowing the fund to sidestep difficulties faced by both.

In the months ahead, management will remain focused on the conservative strategies that have served the fund well thus far.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Current income consistent with preservation of capital and maintenance of liquidity
--------------------------------------------------------------------------
PORTFOLIO
Primarily high-quality money market instruments
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $1.00
Class IB                $1.00
June 30, 2001
--------------------------------------------------------------------------
An investment in Putnam VT Money Market Fund, in which annuity subaccounts invest, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.


Putnam VT New Opportunities Fund

The past six months have been a difficult time for growth stock investors, as volatility proved the rule rather than the exception. The market rallied as the period began, only to fall into a sustained decline from January through April. Then the skies brightened, and growth stocks enjoyed solid performance through June, although it was not enough of a rebound to fully erase earlier damage. For the six months ended June 30, 2001, Putnam VT New Opportunities Fund posted a total return of -18.14% for its class IA shares at net asset value.

Technology is still the largest sector represented in the portfolio, and, in the opinion of the management team, remains an area with excellent long-term growth potential. Although current fundamentals are weak -- earnings have been disappointing, and the outlook for both the economy and technology spending remains uncertain -- there are indications that the situation may have reached bottom. Specifically, many companies have already completed or are near completion of a rapid and aggressive draw down of inventory levels. Nonetheless, management has taken steps to protect the fund in this environment, namely, to shift focus away from hard-hit areas including telecommunications and companies that provide equipment or components to that industry.

As the team reduced the portfolio's weighting in technology, they have added to health care holdings, which represent the portfolio's second largest weighting. These holdings are broadly diversified and strong performers included stocks in pharmaceuticals, biotechnology, medical devices, life sciences, and health care services. Among consumer stocks, the fund held a large position in media stocks and these have performed well. The portfolio also included several utilities, primarily independent power producers poised to benefit from industry deregulation.

Aggressive Federal Reserve Board interest-rate cuts, lower stock valuations, and upcoming tax rebates are all encouraging signs for renewed strength in the market and the economy in the months ahead.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of companies in market sectors with above-average long-term growth potential
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $19.49
Class IB                $19.37
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT New Value Fund

The classic type of stocks that have served as the building blocks of Putnam VT New Value Fund's portfolio provided solid performance over the past six months as value investing came to the fore once again. The fund specializes in low-quality, deep discount, weak balance sheet, and turnaround stocks. The management team's astute stock selection within this universe certainly proved its merit in the recent period. For the six months ended June 30, 2001, the fund turned in a 8.38% total return at net asset value for its class IA shares.

Because the management team had found the technology sector overvalued for some time, technology stocks represented a very small portion of the portfolio at the end of the period. While the fund did not participate in the spectacular tech stock run-up of 1999, neither did it experience the dramatic decline of these shares in 2000. This said, the team has begun to rebuild the portfolio's technology stock position with attractively valued stocks well positioned for performance over the long term.

For some time, the market's preoccupation with growth stocks and technology issues was so complete that the team was able to purchase many high-quality, fundamentally healthy companies at very attractive values. When investor attention shifted to more high-quality stocks, these holdings appreciated. However, quality now comes at premium prices and fewer top-quality stocks are priced appropriately for this value-oriented portfolio. Accordingly, where the potential for high returns seems apparent, the team has been selectively investing in lower-quality companies that carry higher levels of debt. With interest rates declining, debt burdens become lighter and the risks associated with company debts are diminished somewhat.

Over the recent period, the management team's recognition of the slowing economy drove stock selection and fund positions. They maintained cautious stances on basic materials, capital goods, and technology stocks. Financial stocks were strong performers, as were consumer staples and specialty retailers.

Despite the extraordinary volatility of recent months, the team believes that the economy will soon begin to respond to recently lowered interest rates. In the meantime, they feel that the fund remains well positioned for solid performance with its portfolio of carefully selected value stocks.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Long-term capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Undervalued common stocks
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $14.10
Class IB                $14.07
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT OTC & Emerging Growth Fund

The challenges that beset Putnam VT OTC & Emerging Growth Fund in the latter half of 2000 continued as the new year began. Aggressive growth stocks like the ones in this portfolio continued to be rocked by high volatility, profit-taking, earnings warnings, and a generally weak economic environment. Despite the disappointing short-term results, we remain focused on the fund's long-term objectives and continue to target stocks that we believe offer strong long-term growth prospects. For the six months ended June 30, 2001, Putnam VT OTC & Emerging Growth Fund tallied a total return of -31.01% at net asset value for its class IA shares.

While a number of factors contributed to the difficult market environment, perhaps the most significant was the slowdown in economic growth. In early 2001, the Fed emphasized its commitment to heading off a recession by cutting interest rates twice in January. While many stocks achieved gains in January -- and then again in an April rally -- they were not enough to offset losses generated in the latter half of 2000.

For the first few months of the period, the largest portions of the fund's assets were invested in the technology and telecommunications sectors, which experienced the sharpest declines. Simply put, these sectors frequently offer the greatest number of companies with earnings we expect to grow rapidly. However as the period progressed, we began to diversify the portfolio into other areas that still meet our growth criteria. These included consumer cyclicals like retailers, consumer staples including media and health care. At the same time, we continue to identify attractively valued technology leaders positioned for growth going forward.

It is important to remember that when the market changes direction for the better, it can move so quickly that investors not already positioned in recovering sectors cannot fully participate in the gains. While aggressive growth funds like this one are subject to volatility, they also have the potential to benefit from swift market upswings. We believe the fund is well positioned to benefit when aggressive-growth stocks recover.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of small to medium-sized emerging growth companies
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $7.63
Class IB                $7.60
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Research Fund

The past six months represented a challenging time for stock market investors. The lagged impact from last year's rising interest rates and rising energy prices combined to choke off business and consumer demand, sending the U.S. economy into a slowdown. While Putnam VT Research Fund was not able to sidestep the stock market declines completely, management believes a disciplined investment process helped the fund weather the worst of the turbulence. For the six months ended June 30, 2001, the fund posted a total return of -10.32% at net asset value for its class IA shares.

Because of the bottom-up, research-focused orientation of the underlying fund's portfolio, this fund's relative performance tends to be affected more by individual stocks than by sector trends. In addition, the fund can invest in both growth and value stocks -- a clear benefit in today's volatile market environment. The underlying fund continues to employ a "back to basics" approach. Management believes performance will be generated by understanding businesses, focusing on valuations, and separating the winners from losers within industries. That is exactly what the fund is designed to do.

Putnam VT Research Fund's diversification and disciplined approach helped it avoid steep performance declines during the past six months.
For example, holdings that performed best during the period were typically in slower-growth, more "defensive" sectors including energy, financials, conglomerates, and the consumer related sectors. However, the portfolio's underperformance during the semiannual period was due largely to stock selection in the technology and communications sectors. The technology sector, in particular, was hurt as corporations dramatically reducing capital spending on information technology.
Meanwhile, stock selection among consumer staples and consumer cyclicals helped offset the negative contribution from the tech sector. Continued strength in consumer spending has helped recent valuations in media stocks, which have become more attractive since recovering somewhat from their weak performance in 2000.

Going forward, the management team will continue to scrutinize the portfolio on a company-by-company basis, seeking the long-term growth potential often overlooked during turbulent times.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks including growth and value stocks
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $12.11
Class IB                $12.08
June 30, 2001
--------------------------------------------------------------------------


Putnam VT Small Cap Value Fund

Several market changes over the past six months combined to boost performance for Putnam VT Small Cap Value Fund. First among them was that stock valuations once again became a primary consideration for investors, bringing value-style investing back into vogue. Second, the market broadened as assets shifted away from technology toward the more defensive sectors the fund favors. Adding to those positives, small cap stocks soundly supplanted large caps in the battle for investors' attention. For the six months ended June 30, 2001, the fund turned in a 16.38% total return at net asset value for its class IA shares.

Seeking to sidestep the impact of the slowing economy, investors turned to areas of the market that have traditionally weathered downturns with relatively little impact. Fortunately, the fund was well-positioned in several of these sectors including health care, financials, and energy. In health care, companies involved in the sale and distribution of pharmaceutical products and personal care items provided outstanding returns for the fund. After obtaining a number of financial stocks at attractive prices last fall, these stocks fulfilled management's expectations by providing strong performance over the period.

On another front, higher fuel prices, which became one of the stronger forces driving down performance in many industries, had the opposite effect on companies in the business of selling oil and gas. In fact, the increasing demand for power, dwindling supply, and resulting price increases proved a boon to the energy sector. The fund enjoyed strong performance from its energy holdings, especially companies involved in exploring or drilling for oil and natural gas. Acquisitions also played an important role in performance over the period as several portfolio holdings were acquired. The result was higher prices for these stocks.

As the management team looks out over the coming months, the environment for small cap value investing remains quite positive. They continue to find a large number of opportunities to upgrade the quality of the portfolio with stocks whose valuations have been punished as investors turned away from higher-growth companies.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks of small-capitalization companies with potential for above-average capital growth
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $14.83
Class IB                $14.79
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Technology Fund

The first year of operation can be challenging for any fund, but Putnam VT Technology Fund's portfolio entered the market during a particularly trying time for technology stocks. Shortly before the fund began operations, the NASDAQ Composite Index -- a common measure of technology stock performance -- had suffered a historically steep decline after delivering extraordinary returns in 1999. During the past six months, technology stocks rallied in both January and April, although the rest of the period proved volatile. Inevitably, the fund's performance reflects this volatile environment. For the six months ended June 30, 2001, the fund provided a total return of -27.36% for its class IA shares at net asset value.

After a rather dismal 2000, momentum shifted in January 2001 as a surprise Federal Reserve Board interest-rate cut sparked a market rally. The cut provided a significant psychological boost to the market, as it was a clear sign that the Fed is committed to maintaining growth or moderating any economic downturn. The Fed followed through with five more rate decreases by the end of the period. Investors became more optimistic that the Fed's moves would stimulate greater spending on technology products in coming quarters and relieve pressure on the credit markets that supply capital to innovative new technology companies. Although the market -- and tech stocks -- rallied again in April, neither stronger economic growth nor increased technology spending had yet to occur before the end of the period.

With many technology stocks on the decline, the fund was able to find many attractive investment opportunities selling well below their market highs. To that end, the fund benefited from its flexibility to invest across a wide range of industries. During the recent period, management found attractive opportunities among software and data storage companies.

As companies work down their inventories, technology stocks may be poised for growth going forward. The management team has reduced the fund's defensive posture to position it to benefit in a strengthening market.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks primarily of U.S. companies in the technology industries with a focus on growth stocks
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $5.07
Class IB                $5.06
June 30, 2001
--------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment. This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Utilities Growth and Income Fund

The volatile conditions of the past six months have included some surprising and encouraging developments for investors. The Federal Reserve Board sprang into action at the beginning of January with the first of five interest rate cuts. In addition, the stock market began to lift off the bottom in May on evidence of record home sales in March and major first quarter inventory declines. For the six months ended June 30, 2001, Putnam VT Utilities Growth and Income Fund benefited from these developments, but was also affected by the turmoil of changing regulations in the utilities industries. Thus, the fund turned in a -11.06% total return at net asset value for its class IA shares.

As many investors got their first experience of a bear market last year, conservative investments, including utilities, came back into vogue. This conservative bias benefited shareholders during the past six months. While the fund certainly was not immune to the downtrend, it held its ground relatively well when compared with the performance of the broader market. Because they provide vital services, utilities have been regarded as relatively recession-proof, defensive investments. In addition, the stocks themselves have traditionally been characterized by high yields, low volatility, and lower price/earnings ratios or price-to-book values -- widely regarded as features of conservative investments.

While the fund's portfolio retains its traditionally conservative profile, new technologies and industry deregulation are making the utilities business more growth oriented than in the past. In order to seek the best opportunities for our investors, the management team has begun incrementally increasing the fund's focus on growth companies. For example, they have recently invested in several growing telephone companies in the United States and abroad, along with numerous growth-oriented electric utilities.

The management team believes that economic growth will be slow to moderate over the next several months. This climate, along with low inflation, should provide a favorable backdrop for investors, especially those in recession-resistant sectors like utilities.

It is worth noting that the fund, while rarely a top-performer in up markets, has shown a tendency toward positive returns even in down markets. Amid the volatility of recent months, the appeal of such an investment becomes ever more apparent.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital growth and current income
--------------------------------------------------------------------------
PORTFOLIO
Common stocks and bonds issued by public utility companies
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $14.81
Class IB                $14.78
June 30, 2001
--------------------------------------------------------------------------
Investing in a single sector increases the possibility of greater price fluctuations and does not provide the diversification of a multisector investment.


Putnam VT Vista Fund

Although it proved a slight drag on performance during the market rallies of January and April, an underweight position in technology stocks served Putnam VT Vista Fund well over the six months ended June 30, 2001. Nonetheless, growth remained a challenging discipline over the period as continued economic uncertainty kept the stock market unsettled. Certainly, fund performance reflects this environment. For the six months ended June 30, 2001, Putnam Vista Fund provided a total return of -22.00% for its class IA shares at net asset value.

After an extremely difficult 2000, market momentum shifted during the first few days of January 2001, sparked by the Fed's surprise short-term interest-rate cut. The Fed followed through with another rate decrease at the end of January and then four more by the end of the period. These rate cuts, along with the promise of tax cuts offered by President Bush, introduced a more optimistic outlook to the market, but volatility continued unabated.

Throughout the period, the fund remained defensively positioned. In particular, the management team underweighted technology while maintaining positions in the fundamentally strongest technology names in sectors including software and data storage. Many holdings in these sectors performed well over the period, as lower-quality, less expensive, mid-cap tech stocks maintained their price levels while more expensive tech stocks retraced much of their performance from 2000.

The fund also benefited from its energy holdings, particularly oil service stocks, which outperformed on the strength of higher oil and gas prices. Utilities and consumer holdings also provided solid returns. Health care holdings in biotechnology were a drag on performance, as were certain technology stocks.

With its diversified portfolio of solid mid-capitalization growth stocks, the management team believes the fund is well-positioned to continue participating in the success of some of the most exciting businesses in the world.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Common stocks with potential for above-average capital growth
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $13.34
Class IB                $13.29
June 30, 2001
--------------------------------------------------------------------------
The fund invests all or a portion of its assets in small to medium-size companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund

A defensive posture aided Putnam VT Voyager Fund in navigating the volatile waters in the equity market over the past six months. Broad diversification helped too, as did beneficial stock selection among the growth stocks that characterize this portfolio. For the six months ended June 30, 2001, the fund provided a total return of -13.52% at net asset value for its class IA shares.

Putnam VT Voyager Fund invests in stocks with attractive valuations that are expected to achieve earnings growth above the average of the stock market. Historically, these stocks have been rewarded with capital appreciation over time. The portfolio includes a broad array of stocks from various industries and market capitalizations. While mostly concentrating on large companies, the fund also invests in midsize companies.

The recent economic slowdown has cut into the earnings growth of many companies, particularly in the technology sector. Although technology remains a key sector in the portfolio, the management team reduced its weighting last year. Favoring stocks with steadier earnings and more attractive valuations, they have overweighted the financial, energy, and consumer staples sectors, which performed better during the period. Positive stock selection within these sectors also boosted performance.

In April, the stock market rallied and the underlying fund's defensive posture did not serve it well. Technology stocks rallied strongly, and the portfolio's underweight position was a drag on performance. Although management continues to question the potential for a rapid economic rebound, they have positioned the fund more offensively going forward. Over the next several months, the economy should begin to evidence the positive effects of six interest-rate cuts by the Federal Reserve Board and this more aggressive positioning should enable the fund to capture more of the market's potential.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Stocks of medium and large-sized companies believed to offer above-average growth potential
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $31.94
Class IB                $31.81
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Putnam VT Voyager Fund II

After years of expansion, the U.S. economy underwent a rapid deterioration in the latter half of 2000 that continued to undercut the performance of growth stocks during the past six months. Putnam VT Voyager Fund II navigated the equity market's volatile waters by maintaining a relatively defensive posture, retaining a broadly diversified portfolio, and relying on rigorous stock analysis to select holdings. For the six months ended June 30, 2001, the fund provided a total return of -16.99% at net asset value for its class IA shares.

Because it invests primarily in growth stocks, the fund tends to maintain a large position in the technology sector since this is where many of the fastest growing companies can be found. Over the recent period, the portfolio contained a large number of technology holdings, many in the poorly-performing telecommunications subsector. Technology did have ups and downs over the period, but on balance these holdings were a drag on performance. Fortunately, the management team had reduced the portfolio's technology weighting to reduce the negative impact of its underperformance.

In shifting the portfolio to a more defensive posture, the team added significantly to our health-care holdings over the period. These include health-care services, biotechnology, and health-care equipment stocks. The team believes that the aging population is driving growth in the health care sector, while an absence of meaningful government regulatory problems is helping to support that growth. In particular, generic drug, rehabilitation facilities, and specialty hospital company holdings contributed to portfolio returns in recent months. Within the consumer sector, media stocks were top performers. Outdoor advertising, television, and radio holdings all provided strong returns.

In positioning the fund for the months ahead, management is drawing on a number of quantitative tools and analytic processes that will help the team react quickly to market changes and opportunities.

--------------------------------------------------------------------------
INVESTMENT OBJECTIVE
Capital appreciation
--------------------------------------------------------------------------
PORTFOLIO
Stocks of small, midsize, and large companies with very strong growth potential
--------------------------------------------------------------------------
NET ASSET VALUE
Class IA                $5.96
Class IB                $5.96
June 30, 2001
--------------------------------------------------------------------------
This fund invests all or a portion of its assets in small to medium-sized companies. Such investments increase the risk of greater price fluctuations.


Fund manager changes

Kevin M. Divney has been appointed to the management teams of Putnam VT Utilities Growth and Income Fund and Putnam VT Voyager Fund. He is senior vice president and portfolio manager in the Global Core Equity Group. Previously, Mr. Divney was equity risk manager, responsible for developing a risk management platform that is now an integral part of the portfolio construction process. Mr. Divney, who joined Putnam in 1997, is a CFA charterholder and has 13 years of experience in the investment industry.

Kenneth J. Doerr has been appointed to the management teams of Putnam VT Vista Fund and Putnam VT Technology Fund. He is senior vice president and senior portfolio manager on the MidCap Growth Equity Team. He is also a member of the Technology and Telecommunications Knowledge Management Teams. Before he joined Putnam in 2000, Mr. Doerr was midcap portfolio manager for Equinox Capital Management. He has 11 years of investment experience.

Nathan W. Eigerman has been appointed to the management team of Putnam VT Health Sciences Fund. He is senior vice president and portfolio manager in the International Growth and Applied Quantitative Equity Groups. Mr. Eigerman also serves as the liaison between Putnam's Quantitative Group and the Growth Teams. He joined Putnam in 1996 and has 6 years of investment experience.

Richard B. England has been appointed to the management team of Putnam VT Growth Opportunities Fund. He is senior vice president and senior portfolio manager in the Large Cap Growth Equity Group. A CFA charterholder and a member of the Association for Investment Management and Research, Mr. England joined Putnam in 1992. He has 15 years of investment experience.

Jeffrey L. Knight has been appointed to the management team of Putnam VT The George Putnam Fund of Boston. He is senior vice president and senior asset allocation strategist in the Putnam Global Asset Allocation Group
(GAA). Mr. Knight joined Putnam in 1993 as senior vice president, senior quantitative analyst in the GAA Group. A founding member of the team, he was instrumental in the development and implementation of the group's quantitative models and methodologies. Mr. Knight is a CFA charterholder and has 13 years of investment experience.

Karen R. Korn has been appointed to the management team of Putnam VT Health Sciences Fund. She is senior vice president and analyst in the Global Equity Research Group. Through her extensive research and expertise, she is responsible for anticipating company and industry changes that could affect the value of securities. Ms. Korn, who joined Putnam in 1994, has 17 years of investment experience.

Richard D. Manuel has been appointed to the management team of Putnam VT Technology Fund. He is a senior vice president and an analyst in the Global Equity Research Group. Through extensive research and expertise, he is responsible for anticipating company and industry changes that could affect the value of securities. Mr. Manuel, who joined Putnam in 1995, is a CFA charterholder and has 13 years of investment experience.

Michael E. Nance has been appointed to the management team of Putnam VT Voyager Fund. He is senior vice president and senior portfolio manager in the Global Core Equity Group. Mr. Nance, who originally joined Putnam in 1993 as Portfolio Manager, rejoined the firm in 2001. Before rejoining Putnam he worked as portfolio manager at Kobrick Funds. He has 9 years of investment industry experience.

David J. Santos has been appointed to the management team of Putnam VT Investors Fund. He is senior vice president and senior portfolio manager in the Large Cap Growth Equity Group. Mr. Santos, who is also a technology specialist on the team, joined Putnam in 1986. He has 15 years of investment experience.

Anthony R. Sellitto, III has been appointed to the management team of Putnam VT Global Growth Fund. Mr. Sellitto is senior vice president and senior portfolio manager in the Large Cap Growth Equity Group. Before he joined Putnam in 2000, Mr. Sellitto was senior vice president and portfolio manager at Berger Associates. He is a CFA charterholder and has 8 years of investment experience.

George W. Stairs has been appointed to the management team of Putnam VT Asia Pacific Growth Fund. Mr. Stairs is senior vice president and senior portfolio manager in the International Value Equity Group. A CFA charterholder, Mr. Stairs joined Putnam in 1994 and has 16 years of investment experience.

Paul C. Warren has been appointed to the management teams of Putnam VT Capital Appreciation Fund and VT Voyager Fund. He is managing director and chief investment officer of the Global and U.S. Core Equity Institutional Portfolio Teams. In addition, Mr. Warren is senior portfolio manager on the team that manages U.S. Semi-Concentrated Core portfolios. He joined Putnam in 1997 and has 20 years of investment experience.

Richard B. Weed has been appointed to the management team of Putnam VT New Opportunities Fund. He is senior vice president and quantitative portfolio manager in the Specialty Growth Equity Group. Mr. Weed was senior portfolio manager at State Street Global Advisors before he joined Putnam in 2000. He is a CFA charterholder and has 6 years of investment industry experience.





Putnam VT American Government Fund
The fund's portfolio
June 30, 2001 (Unaudited)

U.S. Government and Agency Obligations (108.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
U.S. Government Agency Mortgage Obligations (56.1%)
 ..........................................................................................................................
         $5,000,000  Federal Farm Credit Bank Adjustable
                     Rate Mortgages 4 1/4s, July 1, 2003                                                        $4,965,000
 ..........................................................................................................................
                     Federal Home Loan
                     Mortgage Corporation
 ..........................................................................................................................
            880,753    7 1/2s, with due dates from
                       October 1, 2014 to October 1, 2015                                                          907,273
 ..........................................................................................................................
          9,000,000    TBA, 7 1/2s, July 1, 2031                                                                 9,188,460
 ..........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
 ..........................................................................................................................
         21,600,151    7 1/2s, with due dates from
                       December 1, 2029 to June 1, 2031                                                         22,050,163
 ..........................................................................................................................
          1,000,000    7 1/4s, May 15, 2030                                                                      1,082,180
 ..........................................................................................................................
          4,400,000    6 1/2s, April 1, 2031                                                                     4,333,076
 ..........................................................................................................................
          4,810,000    TBA, 6s, July 1, 2031                                                                     4,616,109
 ..........................................................................................................................
          4,850,000  Federal Home Loan Bank 5.8s,
                     September 2, 2008                                                                           4,799,997
 ..........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
 ..........................................................................................................................
            738,976    7 1/2s, with due dates from
                       September 15, 2029 to June 15, 2030                                                         758,323
 ..........................................................................................................................
          1,000,000    TBA, 7 1/2s, July 1, 2031                                                                 1,025,310
 ..........................................................................................................................
          7,707,371    6 1/2s, with due dates from
                       January 15, 2029 to May 15, 2031                                                          7,633,789
 ..........................................................................................................................
            550,000  Tennessee Valley Auth Bonds, Series G,
                     5 3/8s, November 13, 2008                                                                     529,205
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                61,888,885
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (52.5%)
 ..........................................................................................................................
                     U.S. Treasury Bonds
 ..........................................................................................................................
          1,170,000    10 5/8s, August 15, 2015                                                                  1,710,025
 ..........................................................................................................................
          8,325,000    6 1/4s, May 15, 2030                                                                      8,817,923
 ..........................................................................................................................
          8,840,000    5 1/4s, February 15, 2029                                                                 8,083,032
 ..........................................................................................................................
                     U.S. Treasury Notes
 ..........................................................................................................................
          4,000,000    6 1/2s, February 15, 2010                                                                 4,296,240
 ..........................................................................................................................
         13,620,000    6 1/8s, August 15, 2007                                                                  14,281,796
 ..........................................................................................................................
         12,730,000    5s, February 15, 2011                                                                    12,350,010
 ..........................................................................................................................
          8,430,000    4 5/8s, May 15, 2006                                                                      8,314,088
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                57,853,114
--------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $120,541,557)                                                                      $119,741,999
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (2.4%) (a) (cost $2,643,000)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $2,643,000  Interest in $1.000.000.000 joint
                     Tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse First
                     Boston due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $2,643,903 for an
                     effective yield of 4.10%                                                                   $2,643,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $123,184,557) (b)                                                                  $122,384,999
--------------------------------------------------------------------------------------------------------------------------
TBA Sales Commitments at June 30, 2001
(premium received $17,446,251)
--------------------------------------------------------------------------------------------------------------------------
                                                                           Principal          Settlement            Market
Agency                                                                        Amount                Date             Value
 ..........................................................................................................................
FNMA, 7 1/2s, July 2031                                                  $17,000,000             7/16/01       $17,345,270
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Asia Pacific Growth Fund
The fund's portfolio
June 30, 2001 (Unaudited)


Common Stocks (94.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Australia (13.4%)
 ..........................................................................................................................
            119,023  AMP, Ltd.                                                                                  $1,329,778
 ..........................................................................................................................
             66,191  Australia & New Zealand Banking
                     Group, Ltd.                                                                                   568,397
 ..........................................................................................................................
            426,606  BHP Billiton, Ltd.                                                                          2,251,679
 ..........................................................................................................................
             15,700  Brambles Industries, Ltd.                                                                     382,829
 ..........................................................................................................................
            160,595  Cable & Wireless Optus, Ltd. (NON)                                                            302,670
 ..........................................................................................................................
             65,600  Commonwealth Bank of Australia                                                              1,138,042
 ..........................................................................................................................
            222,100  Foster's Brewing Group, Ltd.                                                                  618,291
 ..........................................................................................................................
             74,500  National Australia Bank, Ltd.                                                               1,326,578
 ..........................................................................................................................
             48,998  News Corp., Ltd. ADR                                                                        1,820,276
 ..........................................................................................................................
            216,800  Telstra Corp., Ltd.                                                                           592,523
 ..........................................................................................................................
            174,374  Westpac Banking Corp.                                                                       1,280,718
 ..........................................................................................................................
             41,702  Woodside Petroleum, Ltd.                                                                      347,851
 ..........................................................................................................................
             96,200  Woolworths, Ltd.                                                                              537,566
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,497,198
--------------------------------------------------------------------------------------------------------------------------
Hong Kong (14.9%)
 ..........................................................................................................................
             98,000  Cheung Kong Holdings                                                                        1,068,017
 ..........................................................................................................................
            352,000  China Mobile, Ltd. (NON)                                                                    1,859,401
 ..........................................................................................................................
            120,000  Citic Pacific, Ltd.                                                                           371,562
 ..........................................................................................................................
            269,600  CLP Holdings, Ltd.                                                                          1,130,319
 ..........................................................................................................................
            493,500  CNOOC, Ltd. (NON)                                                                             468,222
 ..........................................................................................................................
            117,200  Hang Seng Bank, Ltd.                                                                        1,202,128
 ..........................................................................................................................
            573,700  Hong Kong and China Gas Co., Ltd.                                                             720,849
 ..........................................................................................................................
            179,000  Hong Kong Electric Holdings, Ltd.                                                             688,506
 ..........................................................................................................................
            194,000  Hong Kong Exchanges and Clearing, Ltd.                                                        345,740
 ..........................................................................................................................
            193,600  Hutchison Whampoa, Ltd.                                                                     1,954,741
 ..........................................................................................................................
            493,500  Johnson Electric Holdings, Ltd.                                                               677,024
 ..........................................................................................................................
            274,000  Li & Fung, Ltd.                                                                               449,670
 ..........................................................................................................................
          2,550,000  PetroChina Co., Ltd.                                                                          529,649
 ..........................................................................................................................
            189,000  Sun Hung Kai Properties, Ltd.                                                               1,702,321
 ..........................................................................................................................
             89,500  Swire Pacific, Ltd.                                                                           463,594
 ..........................................................................................................................
            150,000  Wharf (Holdings), Ltd.                                                                        313,482
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,945,225
--------------------------------------------------------------------------------------------------------------------------
India (0.5%)
 ..........................................................................................................................
              6,100  Infosys Technologies, Ltd.                                                                    488,279
--------------------------------------------------------------------------------------------------------------------------
Japan (48.2%)
 ..........................................................................................................................
              5,800  Acom Co., Ltd.                                                                                512,093
 ..........................................................................................................................
              6,800  Aiful Corp.                                                                                   613,472
 ..........................................................................................................................
             86,000  Asahi Chemical Industry Co., Ltd.                                                             361,379
 ..........................................................................................................................
             30,000  Canon, Inc.                                                                                 1,212,510
 ..........................................................................................................................
             41,000  Denso Corp.                                                                                   782,518
 ..........................................................................................................................
                 78  East Japan Railway Co.                                                                        450,361
 ..........................................................................................................................
              2,400  Fast Retailing Co., Ltd.                                                                      417,642
 ..........................................................................................................................
              9,000  Fuji Photo Film Co., Ltd.                                                                     388,292
 ..........................................................................................................................
             20,000  Fujisawa Pharmaceutical Co.                                                                   452,285
 ..........................................................................................................................
             54,000  Fujitsu, Ltd.                                                                                 567,281
 ..........................................................................................................................
             15,900  Hitachi Information Systems, Ltd.                                                             536,800
 ..........................................................................................................................
             25,000  Honda Motor Co., Ltd.                                                                       1,098,637
 ..........................................................................................................................
             28,000  INES Corp.                                                                                    282,919
 ..........................................................................................................................
              6,200  ITO EN, Ltd.                                                                                  391,788
 ..........................................................................................................................
                 65  Japan Tobacco, Inc.                                                                           448,276
 ..........................................................................................................................
             36,000  KAO Corp.                                                                                     894,948
 ..........................................................................................................................
              2,600  Keyence Corp.                                                                                 516,038
 ..........................................................................................................................
             39,000  Kinden Corp.                                                                                  242,382
 ..........................................................................................................................
             52,000  Kirin Brewery Co., Ltd.                                                                       442,438
 ..........................................................................................................................
            111,000  Konica Corp.                                                                                  815,365
 ..........................................................................................................................
              8,300  Kyocera Corp.                                                                                 732,157
 ..........................................................................................................................
             56,000  Matsushita Electric Industrial Co.                                                            876,600
 ..........................................................................................................................
             85,000  Matsushita Electric Works, Ltd.                                                               982,919
 ..........................................................................................................................
              6,820  MISUMI Corp.                                                                                  331,976
 ..........................................................................................................................
                142  Mitsubishi Tokyo Finance Group, Inc.                                                        1,181,780
 ..........................................................................................................................
             11,100  Murata Manufacturing Co., Ltd.                                                                737,923
 ..........................................................................................................................
             41,000  NEC Corp.                                                                                     554,010
 ..........................................................................................................................
                 13  NET One Systems Co., Ltd.                                                                     289,816
 ..........................................................................................................................
            130,000  Nikko Securities Co., Ltd.                                                                  1,041,460
 ..........................................................................................................................
              2,300  Nintendo Co., Ltd.                                                                            418,685
 ..........................................................................................................................
                322  Nippon Telegraph and Telephone Corp.                                                        1,678,428
 ..........................................................................................................................
              2,110  Nippon Television Network Corp.                                                               511,002
 ..........................................................................................................................
                 55  Nippon Unipac Holding                                                                         308,741
 ..........................................................................................................................
             84,000  Nippon Yusen Kabushiki Kaisha                                                                 332,767
 ..........................................................................................................................
            225,000  Nissan Motor Co., Ltd.                                                                      1,553,528
 ..........................................................................................................................
             16,300  Nissin Food Products                                                                          339,856
 ..........................................................................................................................
             10,100  Nitto Denko Corp.                                                                             291,580
 ..........................................................................................................................
             47,000  Nomura Securities Co., Ltd.                                                                   900,802
 ..........................................................................................................................
                 30  NTT DoCoMo, Inc.                                                                              522,053
 ..........................................................................................................................
                104  NTT DoCoMo, Inc. 144A                                                                       1,809,783
 ..........................................................................................................................
             48,400  Omron Corp.                                                                                   875,237
 ..........................................................................................................................
              4,800  Orix Corp.                                                                                    466,913
 ..........................................................................................................................
              5,400  Rohm Co., Ltd.                                                                                839,230
 ..........................................................................................................................
             49,000  Sankyo Co., Ltd.                                                                              884,122
 ..........................................................................................................................
             15,000  Seven-Eleven Japan Co., Ltd.                                                                  585,806
 ..........................................................................................................................
             16,000  Shin-Etsu Chemical Co.                                                                        587,650
 ..........................................................................................................................
             41,400  Sony Corp.                                                                                  2,722,374
 ..........................................................................................................................
            109,000  Sumitomo Chemical Co., Ltd.                                                                   492,117
 ..........................................................................................................................
            100,000  Sumitomo Corp.                                                                                700,080
 ..........................................................................................................................
             65,000  Sumitomo Electric Industries, Ltd.                                                            737,049
 ..........................................................................................................................
            132,400  Sumitomo Mitsui Banking Corp.                                                               1,093,601
 ..........................................................................................................................
             23,000  Takeda Chemical Industries                                                                  1,069,767
 ..........................................................................................................................
             24,400  Tokyo Electric Power Co.                                                                      632,013
 ..........................................................................................................................
              5,400  Tokyo Electron, Ltd.                                                                          326,945
 ..........................................................................................................................
             95,000  Tokyo Gas Co., Ltd.                                                                           288,733
 ..........................................................................................................................
             55,000  Toppan Printing Co., Ltd.                                                                     565,878
 ..........................................................................................................................
            122,400  Toyota Motor Corp.                                                                          4,309,030
 ..........................................................................................................................
              8,000  Trend Micro Inc. (NON)                                                                        300,241
 ..........................................................................................................................
              8,200  Yamada Denki Co., Ltd.                                                                        670,730
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                44,970,806
--------------------------------------------------------------------------------------------------------------------------
Singapore (4.4%)
 ..........................................................................................................................
            109,000  City Developments, Ltd.                                                                       421,878
 ..........................................................................................................................
             74,000  DBS Group Holdings, Ltd.                                                                      544,386
 ..........................................................................................................................
              9,800  Flextronics International, Ltd. (NON)                                                         255,878
 ..........................................................................................................................
            135,750  Overseas-Chinese Banking Corp.                                                                886,865
 ..........................................................................................................................
            100,000  Singapore Airlines, Ltd.                                                                      691,738
 ..........................................................................................................................
             50,000  Singapore Press Holdings, Ltd.                                                                548,998
 ..........................................................................................................................
            106,500  Venture Manufacturing, Ltd.                                                                   707,466
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,057,209
--------------------------------------------------------------------------------------------------------------------------
South Korea (7.1%)
 ..........................................................................................................................
             80,400  Good Morning Securities Co., Ltd. (NON)                                                       318,998
 ..........................................................................................................................
             20,600  Hyundai Motor Co., Ltd.                                                                       449,137
 ..........................................................................................................................
             23,800  Kookmin Bank                                                                                  319,961
 ..........................................................................................................................
             36,060  Korea Electric Power Corp.                                                                    672,305
 ..........................................................................................................................
             43,400  Korea Telecom Corp. ADR                                                                       953,932
 ..........................................................................................................................
              5,810  Pohang Iron & Steel Company, Ltd.                                                             465,516
 ..........................................................................................................................
             12,933  Samsung Electronics Co.                                                                     1,913,048
 ..........................................................................................................................
             12,900  Samsung Securities Co., Ltd. (NON)                                                            367,720
 ..........................................................................................................................
              3,600  SK Telecom Co., Ltd.                                                                          531,125
 ..........................................................................................................................
             36,700  SK Telecom Co., Ltd. ADR                                                                      620,230
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,611,972
--------------------------------------------------------------------------------------------------------------------------
Taiwan (5.1%)
 ..........................................................................................................................
             39,400  ASE Test, Ltd. (NON)                                                                          503,926
 ..........................................................................................................................
             98,750  Asustek Computer, Inc. GDR                                                                    417,921
 ..........................................................................................................................
            911,000  Bank Sinopac (NON)                                                                            421,318
 ..........................................................................................................................
            680,000  Chinatrust Commercial Bank                                                                    476,672
 ..........................................................................................................................
             98,680  Hon Hai Precision Industry                                                                    519,519
 ..........................................................................................................................
             83,000  Quanta Computer Inc.                                                                          282,461
 ..........................................................................................................................
            648,082  Taiwan Semiconductor Manufacturing
                     Co. (NON)                                                                                   1,206,436
 ..........................................................................................................................
            532,000  United Microelectronics Corp. (NON)                                                           707,167
 ..........................................................................................................................
            267,680  Winbond Electronics Corp.                                                                     225,013
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,760,433
--------------------------------------------------------------------------------------------------------------------------
Thailand (0.5%)
 ..........................................................................................................................
             48,600  Advanced Info Service Public Co., Ltd.                                                        517,570
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $102,683,662)                                                                       $87,848,692
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (21.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $565,854  Short-term investment held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                          $564,606
 ..........................................................................................................................
          3,000,000  CXC Inc. effective yield of 4.2%,
                     July 2, 2001                                                                                2,998,950
 ..........................................................................................................................
            825,000  U.S.Treasury Bills zero %,
                     September 13, 2001.                                                                           818,861
 ..........................................................................................................................
          3,980,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg,
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $3,981,360 for an
                     effective yield of 4.1%                                                                     3,980,000
 ..........................................................................................................................
          3,977,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $3,978,359 for an effective yield of 4.1%                                                   3,977,000
 ..........................................................................................................................
          3,977,000  Interest in $400,000,000 joint
                     repurchase agreement dated
                     June 29, 2001 with Morgan Stanley
                     & Co. Inc.due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $3,978,346 for an effective yield
                     of 4.06%                                                                                    3,977,000
 ..........................................................................................................................
          3,977,000  Interest in $353,491,000 joint
                     repurchase agreement dated
                     June 29, 2001 with JP Morgan Chase
                     & Co. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $3,978,342 for an
                     effective yield of 4.05%.                                                                   3,977,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $20,293,417)                                                                        $20,293,417
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $122,977,079) (b)                                                                  $108,142,109
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Capital Appreciation Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (89.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.6%)
 ..........................................................................................................................
                522  Interpublic Group of Cos., Inc.                                                               $15,321
 ..........................................................................................................................
                440  Omnicom Group, Inc.                                                                            37,840
 ..........................................................................................................................
                657  Valassis Communications, Inc. (NON)                                                            23,522
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    76,683
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.5%)
 ..........................................................................................................................
              1,565  Lockheed Martin Corp.                                                                          57,983
 ..........................................................................................................................
              1,310  Northrop Grumman Corp.                                                                        104,931
 ..........................................................................................................................
              1,020  Raytheon Co.                                                                                   27,081
 ..........................................................................................................................
              1,530  United Technologies Corp.                                                                     112,088
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   302,083
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
 ..........................................................................................................................
                580  BorgWarner Automotive, Inc.                                                                    28,780
 ..........................................................................................................................
                759  Lear Corp. (NON)                                                                               26,489
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    55,269
--------------------------------------------------------------------------------------------------------------------------
Banking (4.9%)
 ..........................................................................................................................
              1,810  Bank of America Corp.                                                                         108,654
 ..........................................................................................................................
                748  Bank of New York Co., Inc. (The)                                                               35,904
 ..........................................................................................................................
              1,445  FleetBoston Financial Corp.                                                                    57,005
 ..........................................................................................................................
                678  Greater Bay Bancorp                                                                            16,936
 ..........................................................................................................................
              1,203  M & T Bank Corp.                                                                               90,827
 ..........................................................................................................................
              4,000  Sovereign Bancorp, Inc.                                                                        52,000
 ..........................................................................................................................
              1,666  TCF Financial Corp.                                                                            77,152
 ..........................................................................................................................
              2,000  U.S. Bancorp                                                                                   45,580
 ..........................................................................................................................
              1,113  UnionBanCal Corp.                                                                              37,508
 ..........................................................................................................................
              1,735  Wells Fargo & Co.                                                                              80,556
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   602,122
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.2%)
 ..........................................................................................................................
              1,170  Anheuser-Busch Cos., Inc.                                                                      48,204
 ..........................................................................................................................
              1,985  Coca-Cola Co. (The)                                                                            89,325
 ..........................................................................................................................
                405  Coca-Cola Enterprises, Inc.                                                                     6,622
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   144,151
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.8%)
 ..........................................................................................................................
                375  Amgen, Inc. (NON)                                                                              22,755
 ..........................................................................................................................
                625  Cell Therapeutics, Inc. (NON)                                                                  17,275
 ..........................................................................................................................
                542  NPS Pharmaceuticals, Inc. (NON)                                                                21,788
 ..........................................................................................................................
              1,070  Sangamo BioSciences, Inc. (NON)                                                                15,665
 ..........................................................................................................................
                558  Titan Pharmaceuticals, Inc. (NON)                                                              16,746
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    94,229
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.6%)
 ..........................................................................................................................
              2,034  Clear Channel Communications, Inc. (NON)                                                      127,532
 ..........................................................................................................................
                980  Cox Radio, Inc. Class A (NON)                                                                  27,293
 ..........................................................................................................................
              2,540  Cumulus Media, Inc. Class A (NON)                                                              34,493
 ..........................................................................................................................
              3,261  Emmis Communications Corp. Class A (NON)                                                      100,276
 ..........................................................................................................................
              3,578  Sinclair Broadcast Group, Inc. (NON)                                                           36,853
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   326,447
--------------------------------------------------------------------------------------------------------------------------
Cable Television (2.9%)
 ..........................................................................................................................
              1,070  Adelphia Communications Corp. Class A (NON)                                                    43,870
 ..........................................................................................................................
             11,270  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                                 197,112
 ..........................................................................................................................
              2,010  Comcast Corp. Class A (NON)                                                                    87,234
 ..........................................................................................................................
                795  Cox Communications, Inc. (NON)                                                                 35,219
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   363,435
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.5%)
 ..........................................................................................................................
              1,561  Cytec Industries, Inc. (NON)                                                                   59,318
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.5%)
 ..........................................................................................................................
                625  F.Y.I., Inc. (NON)                                                                             25,625
 ..........................................................................................................................
              2,670  Heidrick & Struggles International, Inc. (NON)                                                 54,281
 ..........................................................................................................................
              9,078  ServiceMaster Co. (The)                                                                       108,936
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   188,842
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.0%)
 ..........................................................................................................................
              8,510  Cisco Systems, Inc. (NON)                                                                     154,882
 ..........................................................................................................................
              1,100  Foundry Networks, Inc. (NON)                                                                   21,978
 ..........................................................................................................................
              2,450  Nokia OYJ ADR (Finland)                                                                        53,998
 ..........................................................................................................................
                365  QUALCOMM, Inc. (NON)                                                                           21,345
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   252,203
--------------------------------------------------------------------------------------------------------------------------
Computers (4.5%)
 ..........................................................................................................................
              1,571  Avocent Corp. (NON)                                                                            35,740
 ..........................................................................................................................
              7,165  Compaq Computer Corp.                                                                         110,986
 ..........................................................................................................................
                800  EMC Corp. (NON)                                                                                23,240
 ..........................................................................................................................
              1,930  Hewlett-Packard Co.                                                                            55,198
 ..........................................................................................................................
              1,305  IBM Corp.                                                                                     147,465
 ..........................................................................................................................
                975  MapInfo Corp. (NON)                                                                            21,450
 ..........................................................................................................................
              1,395  RadiSys Corp. (NON)                                                                            31,876
 ..........................................................................................................................
              1,794  SBS Technologies, Inc. (NON)                                                                   33,942
 ..........................................................................................................................
              5,830  Sun Microsystems, Inc. (NON)                                                                   91,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   551,545
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.1%)
 ..........................................................................................................................
              5,547  General Electric Co.                                                                          270,416
 ..........................................................................................................................
              2,000  Tyco International, Ltd. (Bermuda)                                                            109,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   379,416
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
 ..........................................................................................................................
                339  Capital One Financial Corp.                                                                    20,340
 ..........................................................................................................................
                610  MBNA Corp.                                                                                     20,100
 ..........................................................................................................................
                475  Providian Financial Corp.                                                                      28,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    68,560
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.8%)
 ..........................................................................................................................
              1,060  Colgate-Palmolive Co.                                                                          62,529
 ..........................................................................................................................
              1,425  Gillette Co.                                                                                   41,311
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   103,840
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ..........................................................................................................................
              1,340  Arbitron, Inc. (NON)                                                                           32,294
 ..........................................................................................................................
                810  Korn/Ferry International (NON)                                                                 12,555
 ..........................................................................................................................
              1,249  Watson Wyatt & Co. Holdings (NON)                                                              29,202
 ..........................................................................................................................
                 52  Willis Group Holdings, Ltd. (NON)                                                                 923
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    74,974
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
 ..........................................................................................................................
              2,413  Entergy Corp.                                                                                  92,635
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.3%)
 ..........................................................................................................................
              2,039  Sensormatic Elecronics Corp. (NON)                                                             34,663
--------------------------------------------------------------------------------------------------------------------------
Electronics (6.3%)
 ..........................................................................................................................
              3,735  APW, Ltd. (NON)                                                                                37,910
 ..........................................................................................................................
              1,390  Flextronics International, Ltd. (Singapore) (NON)                                              36,293
 ..........................................................................................................................
              1,215  Genesis Microchip, Inc. (Canada) (NON)                                                         43,922
 ..........................................................................................................................
              1,345  Intel Corp.                                                                                    39,341
 ..........................................................................................................................
              1,200  Jabil Circuit, Inc. (NON)                                                                      37,032
 ..........................................................................................................................
                400  Linear Technology Corp.                                                                        17,688
 ..........................................................................................................................
              3,020  LSI Logic Corp. (NON)                                                                          56,776
 ..........................................................................................................................
                840  Maxim Integrated Products, Inc. (NON)                                                          37,136
 ..........................................................................................................................
                960  Measurement Specialties, Inc. (NON)                                                            16,080
 ..........................................................................................................................
              7,588  Mitel Corp. (Canada) (NON)                                                                     77,322
 ..........................................................................................................................
              2,675  Motorola, Inc.                                                                                 44,298
 ..........................................................................................................................
              1,530  PerkinElmer, Inc.                                                                              42,121
 ..........................................................................................................................
              2,460  Plexus Corp. (NON)                                                                             81,180
 ..........................................................................................................................
                600  PMC - Sierra, Inc. (NON)                                                                       18,642
 ..........................................................................................................................
              1,375  Semtech Corp. (NON)                                                                            41,250
 ..........................................................................................................................
              2,130  Sipex Corp. (NON)                                                                              32,142
 ..........................................................................................................................
              1,200  Sipex Corp. (Private) (NON)                                                                    18,108
 ..........................................................................................................................
                700  Texas Instruments, Inc.                                                                        22,050
 ..........................................................................................................................
              2,189  Thermo Electron Corp. (NON)                                                                    48,202
 ..........................................................................................................................
              1,155  Zoran Corp. (NON)                                                                              34,327
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   781,820
--------------------------------------------------------------------------------------------------------------------------
Energy (1.4%)
 ..........................................................................................................................
              1,086  Baker Hughes, Inc.                                                                             36,381
 ..........................................................................................................................
              1,030  Halliburton Co.                                                                                36,668
 ..........................................................................................................................
              1,215  Schlumberger, Ltd.                                                                             63,970
 ..........................................................................................................................
                765  Transocean Sedco Forex, Inc.                                                                   31,556
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   168,575
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.5%)
 ..........................................................................................................................
              1,833  Insituform Technologies, Inc. Class A (NON)                                                    66,905
--------------------------------------------------------------------------------------------------------------------------
Entertainment (1.5%)
 ..........................................................................................................................
              2,539  Six Flags, Inc. (NON)                                                                          53,421
 ..........................................................................................................................
              2,452  Viacom, Inc. Class B (NON)                                                                    126,891
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   180,312
--------------------------------------------------------------------------------------------------------------------------
Financial (4.5%)
 ..........................................................................................................................
              1,870  American Express Co.                                                                           72,556
 ..........................................................................................................................
              4,265  Citigroup, Inc.                                                                               225,363
 ..........................................................................................................................
                475  Fannie Mae                                                                                     40,446
 ..........................................................................................................................
              2,130  Freddie Mac                                                                                   149,100
 ..........................................................................................................................
                980  Intuit, Inc. (NON)                                                                             39,190
 ..........................................................................................................................
                800  Moody's Corp.                                                                                  26,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   553,455
--------------------------------------------------------------------------------------------------------------------------
Food (1.6%)
 ..........................................................................................................................
              2,260  Kraft Foods, Inc. Class A (NON)                                                                70,060
 ..........................................................................................................................
                945  Quaker Oats Co. (The)                                                                          86,231
 ..........................................................................................................................
                822  Suiza Foods Corp. (NON)                                                                        43,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   199,939
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
 ..........................................................................................................................
                540  CIGNA Corp.                                                                                    51,743
 ..........................................................................................................................
              1,400  HCA, Inc.                                                                                      63,266
 ..........................................................................................................................
              1,415  Tenet Healthcare Corp. (NON)                                                                   73,000
 ..........................................................................................................................
                889  Trigon Healthcare, Inc. (NON)                                                                  57,652
 ..........................................................................................................................
                886  UnitedHealth Group, Inc.                                                                       54,711
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   300,372
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.1%)
 ..........................................................................................................................
              1,684  American International Group, Inc.                                                            144,824
 ..........................................................................................................................
              2,260  Fidelity National Financial, Inc.                                                              55,528
 ..........................................................................................................................
              1,730  IPC Holdings, Ltd. (Bermuda)                                                                   40,932
 ..........................................................................................................................
                500  Protective Life Corp.                                                                          17,185
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   258,469
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.6%)
 ..........................................................................................................................
              1,100  AG Edwards, Inc.                                                                               49,500
 ..........................................................................................................................
              1,229  Goldman Sachs Group, Inc. (The)                                                               105,448
 ..........................................................................................................................
              2,665  J.P. Morgan Chase & Co.                                                                       118,859
 ..........................................................................................................................
              1,364  Merrill Lynch & Co., Inc.                                                                      80,817
 ..........................................................................................................................
              1,560  Schwab (Charles) Corp.                                                                         23,868
 ..........................................................................................................................
              1,975  Waddell & Reed Financial, Inc.                                                                 62,706
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   441,198
--------------------------------------------------------------------------------------------------------------------------
Leisure (0.5%)
 ..........................................................................................................................
              1,445  Brunswick Corp.                                                                                34,723
 ..........................................................................................................................
                870  SCP Pool Corp. (NON)                                                                           29,963
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    64,686
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.3%)
 ..........................................................................................................................
                950  Marriott International, Inc. Class A                                                           44,973
 ..........................................................................................................................
              1,668  Orient-Express Hotels, Ltd. Class A
                     (Bermuda) (NON)                                                                                36,779
 ..........................................................................................................................
              3,785  Royal Caribbean Cruises, Ltd.                                                                  83,686
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   165,438
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.3%)
 ..........................................................................................................................
                985  Kennametal, Inc.                                                                               36,347
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.8%)
 ..........................................................................................................................
              2,950  Pentair, Inc.                                                                                  99,710
--------------------------------------------------------------------------------------------------------------------------
Media (1.3%)
 ..........................................................................................................................
              2,105  AOL Time Warner, Inc. (NON)                                                                   111,565
 ..........................................................................................................................
              2,825  Penton Media, Inc.                                                                             49,438
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   161,003
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.2%)
 ..........................................................................................................................
              2,390  Baxter International, Inc.                                                                    117,110
 ..........................................................................................................................
              1,565  Charles River Laboratories
                     International, Inc. (NON)                                                                      54,384
 ..........................................................................................................................
              1,365  Cytyc Corp. (NON)                                                                              31,463
 ..........................................................................................................................
              1,092  St. Jude Medical, Inc. (NON)                                                                   65,520
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   268,477
--------------------------------------------------------------------------------------------------------------------------
Metals (0.2%)
 ..........................................................................................................................
              1,980  AK Steel Holding Corp.                                                                         24,829
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
 ..........................................................................................................................
                875  El Paso Corp.                                                                                  45,973
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.6%)
 ..........................................................................................................................
                665  EOG Resources, Inc.                                                                            23,641
 ..........................................................................................................................
              2,215  Exxon Mobil Corp.                                                                             193,480
 ..........................................................................................................................
                879  Noble Drilling Corp. (NON)                                                                     28,787
 ..........................................................................................................................
              1,590  Ocean Energy, Inc.                                                                             27,746
 ..........................................................................................................................
              2,190  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                                 127,611
 ..........................................................................................................................
              1,250  Unocal Corp.                                                                                   42,688
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   443,953
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.6%)
 ..........................................................................................................................
                352  Aviron (NON)                                                                                   20,064
 ..........................................................................................................................
                620  Inhale Therapeutic Systems, Inc. (NON)                                                         14,260
 ..........................................................................................................................
              2,584  Merck & Co., Inc.                                                                             165,143
 ..........................................................................................................................
              1,192  Noven Pharmaceuticals, Inc. (NON)                                                              46,726
 ..........................................................................................................................
              5,054  Pfizer, Inc.                                                                                  202,413
 ..........................................................................................................................
              2,640  Pharmacia Corp.                                                                               121,308
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   569,914
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.4%)
 ..........................................................................................................................
                600  CSX Corp.                                                                                      21,744
 ..........................................................................................................................
              1,550  Norfolk Southern Corp.                                                                         32,085
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    53,829
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.9%)
 ..........................................................................................................................
              2,800  Equity Office Properties Trust (R)                                                             88,564
 ..........................................................................................................................
                970  Odyssey Re Holdings Corp. (NON)                                                                17,528
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   106,092
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.6%)
 ..........................................................................................................................
              1,845  SBC Communications, Inc.                                                                       73,911
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.5%)
 ..........................................................................................................................
                670  California Pizza Kitchen, Inc. (NON)                                                           15,578
 ..........................................................................................................................
                914  RARE Hospitality International, Inc. (NON)                                                     20,656
 ..........................................................................................................................
              1,451  Ruby Tuesday, Inc.                                                                             24,812
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    61,046
--------------------------------------------------------------------------------------------------------------------------
Retail (5.8%)
 ..........................................................................................................................
              1,307  Ann Taylor Stores Corp. (NON)                                                                  46,791
 ..........................................................................................................................
              1,154  Bebe Stores, Inc. (NON)                                                                        33,651
 ..........................................................................................................................
              1,905  Dollar Tree Stores, Inc. (NON)                                                                 53,035
 ..........................................................................................................................
              1,396  Duane Reade, Inc. (NON)                                                                        45,370
 ..........................................................................................................................
              2,960  Gap, Inc. (The)                                                                                85,840
 ..........................................................................................................................
                800  Home Depot, Inc. (The)                                                                         37,240
 ..........................................................................................................................
                870  J. Jill Group, Inc. (NON)                                                                      17,618
 ..........................................................................................................................
                100  J. Jill Group, Inc. (Private) (NON)                                                             2,025
 ..........................................................................................................................
              1,750  Lowe's Cos., Inc.                                                                             126,963
 ..........................................................................................................................
              2,425  Pier 1 Imports, Inc.                                                                           27,888
 ..........................................................................................................................
              8,961  Rite Aid Corp. (NON)                                                                           80,649
 ..........................................................................................................................
              3,400  Rite Aid Corp. (acquired 6/22/01,
                     cost $25,500) (RES) (NON)                                                                      27,540
 ..........................................................................................................................
              2,130  TJX Cos., Inc. (The)                                                                           67,883
 ..........................................................................................................................
              1,640  Venator Group, Inc. (NON)                                                                      25,092
 ..........................................................................................................................
                820  Wal-Mart Stores, Inc.                                                                          40,016
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   717,601
--------------------------------------------------------------------------------------------------------------------------
Schools (0.6%)
 ..........................................................................................................................
              2,970  Learning Tree International, Inc. (NON)                                                        68,191
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.9%)
 ..........................................................................................................................
                778  Cognex Corp. (NON)                                                                             26,335
 ..........................................................................................................................
              1,045  Credence Systems Corp. (NON)                                                                   25,331
 ..........................................................................................................................
              1,213  Nanometrics, Inc. (NON)                                                                        33,342
 ..........................................................................................................................
                917  Photon Dynamics, Inc. (NON)                                                                    24,759
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   109,767
--------------------------------------------------------------------------------------------------------------------------
Shipping (0.2%)
 ..........................................................................................................................
              1,700  Atlas Air, Inc. (NON)                                                                          24,072
--------------------------------------------------------------------------------------------------------------------------
Software (4.8%)
 ..........................................................................................................................
                730  Adobe Systems, Inc.                                                                            34,310
 ..........................................................................................................................
                900  BMC Software, Inc. (NON)                                                                       20,286
 ..........................................................................................................................
              3,140  Documentum, Inc. (NON)                                                                         40,569
 ..........................................................................................................................
              4,105  Microsoft Corp. (NON)                                                                         299,665
 ..........................................................................................................................
              3,839  Multex.com, Inc. (NON)                                                                         62,384
 ..........................................................................................................................
                600  Openwave Systems, Inc. (NON)                                                                   20,820
 ..........................................................................................................................
              2,860  Oracle Corp. (NON)                                                                             54,340
 ..........................................................................................................................
                900  Siebel Systems, Inc. (NON)                                                                     42,210
 ..........................................................................................................................
                320  VERITAS Software Corp. (NON)                                                                   21,290
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   595,874
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.5%)
 ..........................................................................................................................
              2,585  Carreker Corp. (NON)                                                                           55,578
 ..........................................................................................................................
                200  Interactive Data Corp.                                                                          1,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    57,378
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.3%)
 ..........................................................................................................................
              1,594  AT&T Wireless Group (NON)                                                                      26,062
 ..........................................................................................................................
              2,830  Qwest Communications
                     International, Inc.                                                                            90,192
 ..........................................................................................................................
              2,000  Sprint Corp. (PCS Group) (NON)                                                                 48,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   164,554
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ..........................................................................................................................
              1,665  Reebok International, Ltd. (NON)                                                               53,197
--------------------------------------------------------------------------------------------------------------------------
Tobacco (1.2%)
 ..........................................................................................................................
              2,850  Philip Morris Cos., Inc.                                                                      144,638
--------------------------------------------------------------------------------------------------------------------------
Toys (1.5%)
 ..........................................................................................................................
              9,035  Hasbro, Inc.                                                                                  130,556
 ..........................................................................................................................
              2,925  Mattel, Inc. (NON)                                                                             55,334
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   185,890
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.5%)
 ..........................................................................................................................
              1,855  Waste Management, Inc.                                                                         57,171
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $10,907,264)                                                                        $11,075,001
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (10.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
            $45,000  U.S. Treasury Bills 4.165%,
                     September 13, 2001                                                                            $44,615
 ..........................................................................................................................
             25,000  U.S. Treasury Bills 3.7%,
                     September 13, 2001                                                                             24,810
 ..........................................................................................................................
             20,000  U.S. Treasury Bills 3.54%,
                     September 13, 2001                                                                             19,854
 ..........................................................................................................................
             75,000  U.S. Treasury Bills 3.52%,
                     September 13, 2001                                                                             74,457
 ..........................................................................................................................
            550,000  Interest in $750,000,000 joint
                     repurchase agreement dated
                     June 29, 2001, with S.B. C. Warburg, Inc.
                     due July 2, 2001, with respect to
                     various U.S. Government obligations--
                     maturity value of $550,188, for an
                     effective yield of 4.1%                                                                       550,000
 ..........................................................................................................................
            556,000  Interest in $1,000,000,000 joint
                     repurchase agreement dated
                     June 29, 2001, with Credit Suisse First
                     Boston due July 2, 2001, with respect to
                     various U.S. Government obligations--
                     maturity value of $556,190, for an
                     effective yield of 4.1%                                                                       556,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $1,269,736)                                                                          $1,269,736
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $12,177,000) (b)                                                                    $12,344,737
--------------------------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2001
--------------------------------------------------------------------------------------------------------------------------
                                       Aggregate    Expiration     Unrealized
                     Total Value      Face Value       Date       Appreciation
 ..........................................................................................................................
Russell 2000 Index
(Long)                 $773,400        $747,013       Sep-01        $26,387
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Diversified Income Fund
The fund's portfolio
June 30, 2001 (Unaudited)


Corporate Bonds and Notes (50.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.4%)
 ..........................................................................................................................
           $130,000  Adams Outdoor Advertising sr. notes
                     10 3/4s, 2006                                                                                $136,988
 ..........................................................................................................................
            560,000  AOA Holdings LLC sr. notes 10 3/8s, 2006                                                      560,000
 ..........................................................................................................................
            672,914  Interact Operating Co. notes 14s, 2003 (PIK)                                                       67
 ..........................................................................................................................
            340,000  Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011                                                                        340,000
 ..........................................................................................................................
            220,000  Lamar Media Corp. company guaranty
                     9 5/8s, 2006                                                                                  228,800
 ..........................................................................................................................
            845,000  Lamar Media Corp. company guaranty
                     8 5/8s, 2007                                                                                  864,013
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,129,868
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.4%)
 ..........................................................................................................................
          1,010,000  Alliant Techsystems, Inc. 144A sr. sub.
                     notes 8 1/2s, 2011                                                                          1,020,100
 ..........................................................................................................................
            540,000  Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                          483,300
 ..........................................................................................................................
            810,000  Argo-Tech Corp. 144A company guaranty
                     8 5/8s, 2007                                                                                  724,950
 ..........................................................................................................................
            475,000  BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                  479,750
 ..........................................................................................................................
          1,180,000  BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                            1,126,900
 ..........................................................................................................................
            160,000  BE Aerospace, Inc. 144A sr. sub.
                     notes 8 7/8s, 2011                                                                            158,400
 ..........................................................................................................................
            820,000  Decrane Aircraft Holdings Co. company
                     guaranty Ser. B, 12s, 2008                                                                    779,000
 ..........................................................................................................................
            680,000  Hexcel Corp. sr. sub. notes 9 3/4s, 2009                                                      669,800
 ..........................................................................................................................
            400,000  L-3 Communications Corp. company
                     guaranty Ser. B, 8s, 2008                                                                     398,000
 ..........................................................................................................................
            320,000  L-3 Communications Corp. sr. sub. notes
                     8 1/2s, 2008                                                                                  324,800
 ..........................................................................................................................
            440,000  L-3 Communications Corp. sr. sub. notes
                     Ser. B, 10 3/8s, 2007                                                                         464,200
 ..........................................................................................................................
            370,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   379,250
 ..........................................................................................................................
          1,140,000  Sequa Corp. sr. notes 9s, 2009                                                              1,137,150
 ..........................................................................................................................
            380,000  Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                       386,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,532,250
--------------------------------------------------------------------------------------------------------------------------
Agriculture (0.4%)
 ..........................................................................................................................
          1,664,855  Premium Standard Farms, Inc. sr. sec. notes
                     11s, 2003 (PIK)                                                                             1,681,504
 ..........................................................................................................................
          1,040,000  Premium Standard Farms, Inc. 144A
                     sr. notes 9 1/4s, 2011                                                                      1,027,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,708,504
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.7%)
 ..........................................................................................................................
            860,000  Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                                 913,266
 ..........................................................................................................................
            260,000  Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada)                                                                                 237,900
 ..........................................................................................................................
            890,000  Calair LLC 144A company guaranty
                     8 1/8s, 2008                                                                                  856,625
 ..........................................................................................................................
             90,000  Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                           89,356
 ..........................................................................................................................
            500,000  Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                         485,380
 ..........................................................................................................................
          1,770,000  US Air, Inc. pass-through certificates
                     Ser. 93-A2, 9 5/8s, 2003                                                                    1,762,460
 ..........................................................................................................................
            170,000  US Air, Inc. pass-through certificates
                     Ser. 93A3, 10 3/8s, 2013                                                                      158,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,503,937
--------------------------------------------------------------------------------------------------------------------------
Automotive (1.5%)
 ..........................................................................................................................
            870,000  Aftermarket Technology Corp. sr. sub.
                     notes 12s, 2004                                                                               870,000
 ..........................................................................................................................
             80,000  Aftermarket Technology Corp. sr. sub.
                     notes Ser. D, 12s, 2004                                                                        80,000
 ..........................................................................................................................
            660,000  Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                                633,600
 ..........................................................................................................................
            320,000  Dana Corp. notes 6 1/4s, 2004                                                                 294,400
 ..........................................................................................................................
            330,000  Delco Remy Int'l. 144A company
                     guaranty 11s, 2009                                                                            341,550
 ..........................................................................................................................
            750,000  Dura Operating Corp. company guaranty
                     Ser. B, 9s, 2009                                                                              705,000
 ..........................................................................................................................
            330,000  Dura Operating Corp. 144A company
                     guaranty 9s, 2009                                                                             305,250
 ..........................................................................................................................
            180,000  Exide Corp. sr. notes 10s, 2005                                                               153,900
 ..........................................................................................................................
            120,000  Federal Mogul Corp. notes 7 7/8s, 2010                                                         15,600
 ..........................................................................................................................
            620,000  Federal Mogul Corp. notes 7 3/4s, 2006                                                         93,000
 ..........................................................................................................................
            180,000  Hayes Lemmerz International, Inc.
                     company guaranty Ser. B, 8 1/4s, 2008                                                         127,800
 ..........................................................................................................................
            410,000  Hayes Lemmerz International, Inc.
                     144A company guaranty 11 7/8s, 2006                                                           403,850
 ..........................................................................................................................
          1,320,000  Hayes Wheels International, Inc.
                     company guaranty Ser. B, 9 1/8s, 2007                                                       1,016,400
 ..........................................................................................................................
            170,000  Hayes Wheels International, Inc. 144A
                     sr. sub. notes 9 1/8s, 2007                                                                   127,500
 ..........................................................................................................................
            590,000  Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                   592,053
 ..........................................................................................................................
          1,505,000  Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 1,525,558
 ..........................................................................................................................
            675,000  Lear Corp. sub. notes 9 1/2s, 2006                                                            706,556
 ..........................................................................................................................
          1,188,000  Oxford Automotive, Inc. company
                     guaranty Ser. D, 10 1/8s, 2007                                                                736,560
 ..........................................................................................................................
            310,000  Tenneco, Inc. company guaranty
                     11 5/8s, 2009 (Malaysia)                                                                      168,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,897,527
--------------------------------------------------------------------------------------------------------------------------
Banking (1.1%)
 ..........................................................................................................................
            110,000  Chevy Chase Savings Bank, Inc. sub. deb.
                     9 1/4s, 2008                                                                                  109,450
 ..........................................................................................................................
            315,000  Chevy Chase Savings Bank, Inc. sub. deb.
                     9 1/4s, 2005                                                                                  315,000
 ..........................................................................................................................
            525,000  Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                          485,177
 ..........................................................................................................................
            210,000  CSBI Capital Trust I 144A company
                     guaranty 11.75s, 2007                                                                         235,200
 ..........................................................................................................................
             65,000  Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                            68,322
 ..........................................................................................................................
          1,070,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      1,041,431
 ..........................................................................................................................
            665,000  Hanvit Bank 144A sub. notes 11 3/4s,
                     2010 (Korea)                                                                                  698,250
 ..........................................................................................................................
            570,000  Local Financial Corp. sr. notes 11s, 2004                                                     570,000
 ..........................................................................................................................
            100,000  North Fork Capital Trust I company
                     guaranty 8.7s, 2026                                                                            95,449
 ..........................................................................................................................
            120,000  Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                          109,484
 ..........................................................................................................................
            365,000  Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                           316,240
 ..........................................................................................................................
            160,000  Riggs Capital Trust 144A bonds
                     8 5/8s, 2026                                                                                  107,371
 ..........................................................................................................................
          1,880,000  Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               2,035,100
 ..........................................................................................................................
            245,000  Sovereign Capital Trust company
                     guaranty 9s, 2027                                                                             171,500
 ..........................................................................................................................
            220,000  Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                   188,463
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,546,437
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
 ..........................................................................................................................
            140,000  Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                         140,000
 ..........................................................................................................................
            630,000  Constellation Brands, Inc. 144A sr. notes
                     8s, 2008                                                                                      630,000
 ..........................................................................................................................
            190,000  Cott Corp. sr. notes 8 1/2s, 2007 (Canada)                                                    189,050
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   959,050
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (3.1%)
 ..........................................................................................................................
            880,000  Acme Television company guaranty
                     10 7/8s, 2004                                                                                 827,200
 ..........................................................................................................................
            260,000  Allbritton Communications Co. sr. sub.
                     notes Ser. B, 8 7/8s, 2008                                                                    257,400
 ..........................................................................................................................
            317,900  AMFM Operating, Inc. deb.
                     12 5/8s, 2006 (PIK)                                                                           348,101
 ..........................................................................................................................
             10,795  Australis Media, Ltd. sr. disc. notes
                     15 3/4s, 2003 (Australia) (In default) (NON) (PIK)                                                  1
 ..........................................................................................................................
            710,000  Benedek Communications Corp. sr. disc.
                     notes 13 1/4s, 2006                                                                           397,600
 ..........................................................................................................................
            100,000  British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                           98,876
 ..........................................................................................................................
            190,000  British Sky Broadcasting PLC company
                     guaranty 7.3s, 2006 (United Kingdom)                                                          186,392
 ..........................................................................................................................
          1,420,000  British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                      1,299,982
 ..........................................................................................................................
            190,000  Central European Media Enterprises,
                     Ltd. sr. notes 9 3/8s, 2004 (Bermuda)
                     (In default) (NON)                                                                             66,500
 ..........................................................................................................................
          1,560,000  Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           1,622,400
 ..........................................................................................................................
          2,760,000  Echostar Broadband Corp. sr. notes
                     10 3/8s, 2007                                                                               2,760,000
 ..........................................................................................................................
            960,000  Echostar DBS Corp. sr. notes 9 3/8s,
                     2009                                                                                          936,000
 ..........................................................................................................................
            360,000  Emmis Escrow Corp. 144A sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011  (STP)                                                                         201,600
 ..........................................................................................................................
            790,000  Fox Family Worldwide, Inc. sr. disc.
                     notes stepped-coupon zero % (10 1/4s,
                     11/1/02), 2007 (STP)                                                                          703,100
 ..........................................................................................................................
          1,164,000  Fox Family Worldwide, Inc. sr. notes
                     9 1/4s, 2007                                                                                1,169,820
 ..........................................................................................................................
            300,000  Fox/Liberty Networks LLC sr. notes
                     8 7/8s, 2007                                                                                  313,500
 ..........................................................................................................................
            580,000  Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                            377,000
 ..........................................................................................................................
             55,000  Knology Holdings, Inc. sr. disc. notes
                     stepped-coupon zero% (11 7/8s,
                     10/15/02), 2007 (STP)                                                                          17,875
 ..........................................................................................................................
            450,000  LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero %
                     (10s, 3/1/03), 2008 (STP)                                                                     353,250
 ..........................................................................................................................
          1,020,000  LIN Television Corp. company guaranty
                     8 3/8s, 2008                                                                                  953,700
 ..........................................................................................................................
            170,000  News America, Inc. sr. notes 6 5/8s, 2008                                                     164,995
 ..........................................................................................................................
            410,000  Paxson Communications Corp. 144A
                     sr. sub. notes 11 5/8s, 2002                                                                  415,125
 ..........................................................................................................................
             20,000  Pegasus Communications Corp. sr. notes
                     12 1/2s, 2007                                                                                  20,200
 ..........................................................................................................................
            270,000  Pegasus Communications Corp. sr. notes
                     Ser. B, 9 3/4s, 2006                                                                          243,000
 ..........................................................................................................................
            520,000  Pegasus Satellite sr. notes 12 3/8s, 2006                                                     504,400
 ..........................................................................................................................
          1,710,656  Quorum Broadcast Holdings, LLC
                     notes stepped-coupon zero %
                     (15s, 5/15/06), 2009 (STP)                                                                    679,815
 ..........................................................................................................................
            530,000  Radio One, Inc. 144A sr. sub. notes
                     8 7/8s, 2011                                                                                  530,000
 ..........................................................................................................................
            640,000  Sinclair Broadcast Group, Inc.
                     company guaranty 9s, 2007                                                                     614,400
 ..........................................................................................................................
             30,000  Sinclair Broadcast Group, Inc. sr. sub.
                     notes 10s, 2005                                                                                30,000
 ..........................................................................................................................
            390,000  Sinclair Broadcast Group, Inc. sr. sub.
                     notes 8 3/4s, 2007                                                                            372,450
 ..........................................................................................................................
            645,000  TV Azteca SA de CV sr. notes 10 1/2s,
                     2007 (Mexico)                                                                                 593,400
 ..........................................................................................................................
            500,000  XM Satellite Radio Holdings, Inc.
                     sec. notes 14s, 2010                                                                          300,000
 ..........................................................................................................................
            577,674  Young Broadcasting Inc. bank term
                     loan FRN Ser. B, 10.23s (acquired
                     7/17/00, cost $577,674) 2005 (RES)                                                            579,644
 ..........................................................................................................................
            890,000  Young Broadcasting Inc. 144A sr. sub.
                     notes 10s, 2011                                                                               849,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,787,676
--------------------------------------------------------------------------------------------------------------------------
Building Materials (0.6%)
 ..........................................................................................................................
          1,350,000  American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                               1,333,125
 ..........................................................................................................................
            220,000  Atrium Companies, Inc. company
                     guaranty Ser. B, 10 1/2s, 2009                                                                195,800
 ..........................................................................................................................
            290,000  Building Materials Corp. company
                     guaranty 8s, 2008                                                                             159,500
 ..........................................................................................................................
            890,000  Dayton Superior Corp. company
                     guaranty 13s, 2009                                                                            907,800
 ..........................................................................................................................
             40,000  NCI Building Systems, Inc. sr. sub. notes
                     Ser. B, 9 1/4s, 2009                                                                           37,800
 ..........................................................................................................................
            320,000  Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                                   306,400
 ..........................................................................................................................
            180,000  Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                  175,500
 ..........................................................................................................................
             80,000  Nortek, Inc. 144A sr. sub. notes
                     9 7/8s, 2011                                                                                   76,800
 ..........................................................................................................................
            200,000  Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                             55,000
 ..........................................................................................................................
            310,000  Owens Corning notes 7s, 2009                                                                   86,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,334,525
--------------------------------------------------------------------------------------------------------------------------
Cable Television (4.0%)
 ..........................................................................................................................
          1,340,000  Adelphia Communications Corp.
                     sr. notes 10 7/8s, 2010                                                                     1,350,050
 ..........................................................................................................................
            830,000  Adelphia Communications Corp.
                     sr. notes 10 1/4s, 2011                                                                       813,400
 ..........................................................................................................................
            110,000  Adelphia Communications Corp.
                     sr. notes 7 7/8s, 2009                                                                         97,900
 ..........................................................................................................................
          1,720,000  Adelphia Communications Corp.
                     sr. notes Ser. B, 9 7/8s, 2007                                                              1,707,100
 ..........................................................................................................................
            950,000  Adelphia Communications Corp.
                     sr. notes Ser. B, 7 3/4s, 2009                                                                836,000
 ..........................................................................................................................
            330,000  Century Communications Corp.
                     sr. notes 8 7/8s, 2007                                                                        305,250
 ..........................................................................................................................
             30,000  Charter Communications Holdings, LLC
                     sr. disc. notes zero %, 2011                                                                   18,600
 ..........................................................................................................................
          1,520,000  Charter Communications Holdings, LLC
                     sr. notes 11 1/8s, 2011                                                                     1,596,000
 ..........................................................................................................................
            150,000  Charter Communications Holdings, LLC
                     sr. notes 10 3/4s, 2009                                                                       155,625
 ..........................................................................................................................
            410,000  Charter Communications Holdings, LLC
                     sr. notes 10s, 2009                                                                           416,150
 ..........................................................................................................................
          2,380,000  Charter Communications Holdings, LLC
                     sr. notes 8 5/8s, 2009                                                                      2,237,200
 ..........................................................................................................................
            280,000  Charter Communications Holdings, LLC
                     sr. notes 8 1/4s, 2007                                                                        261,800
 ..........................................................................................................................
          1,160,000  Charter Communications Holdings, LLC
                     144A sr. disc. notes zero % (11 3/4s,
                     5/15/06), 2011 (NON)                                                                          672,800
 ..........................................................................................................................
          1,685,000  Comcast UK Cable, Ltd. deb. 11.2s,
                     2007 (Bermuda)                                                                              1,128,950
 ..........................................................................................................................
             30,000  CSC Holdings, Inc. deb. 7 5/8s, 2018                                                           26,759
 ..........................................................................................................................
            510,000  CSC Holdings, Inc. sr. sub. deb.
                     10 1/2s, 2016                                                                                 548,250
 ..........................................................................................................................
            230,000  CSC Holdings, Inc. sr. sub. deb.
                     9 7/8s, 2013                                                                                  241,500
 ..........................................................................................................................
          1,200,000  CSC Holdings, Inc. sr. sub. notes
                     9 7/8s, 2006                                                                                1,248,000
 ..........................................................................................................................
          2,450,000  Diamond Cable Communication PLC
                     sr. disc. notes stepped-coupon
                     zero % (10 3/4s, 2/15/02), 2007
                     (United Kingdom) (STP)                                                                      1,225,000
 ..........................................................................................................................
          1,656,000  Diva Systems Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (12 5/8s, 3/1/03), 2008 (STP)                                                                 231,840
 ..........................................................................................................................
            100,000  Insight Communications Company, Inc.
                     144A sr. disc. notes zero %, 2011                                                              58,000
 ..........................................................................................................................
          1,290,000  Insight Midwest LP/Insight Capital,
                     Inc. 144A sr. notes 10 1/2s, 2010                                                           1,354,500
 ..........................................................................................................................
          1,040,000  International Cabletel, Inc. sr. disc. notes
                     11 1/2s, 2006                                                                                 696,800
 ..........................................................................................................................
            500,000  Mediacom LLC/Mediacom Capital Corp.
                     144A sr. notes 9 1/2s, 2013                                                                   472,500
 ..........................................................................................................................
             50,000  NTL Communications Corp. sr. notes
                     Ser. B, 11 7/8s, 2010                                                                          33,250
 ..........................................................................................................................
            380,000  NTL Communications Corp. sr. notes
                     stepped-coupon Ser. B, zero %
                     (12 3/8s, 10/1/03), 2008 (STP)                                                                159,600
 ..........................................................................................................................
            960,000  NTL, Inc. sr. notes Ser. A, 12 3/4s, 2005                                                     710,400
 ..........................................................................................................................
            170,000  ONO Finance PLC sr. notes 13s, 2009
                     (United Kingdom)                                                                              127,500
 ..........................................................................................................................
            360,000  ONO Finance PLC 144A sr. notes 14s,
                     2011 (United Kingdom)                                                                         302,400
 ..........................................................................................................................
             80,000  RCN Corp. sr. disc. notes stepped-coupon
                     zero% (11 1/8s, 10/15/02), 2007 (STP)                                                          24,000
 ..........................................................................................................................
            440,000  RCN Corp. sr. disc. notes stepped-coupon
                     Ser. B, zero % (9.8s, 2/15/03), 2008 (STP)                                                    123,200
 ..........................................................................................................................
            700,000  RCN Corp. sr. notes 10 1/8s, 2010                                                             280,000
 ..........................................................................................................................
            110,000  Rogers Cablesystems, Ltd. deb. 10 1/8s,
                     2012 (Canada)                                                                                 116,600
 ..........................................................................................................................
            110,000  Rogers Cablesystems, Ltd. notes 11s,
                     2015 (Canada)                                                                                 121,000
 ..........................................................................................................................
            500,000  Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                    530,000
 ..........................................................................................................................
            570,000  Rogers Cablesystems, Ltd. sr. sub. notes
                     8.8s, 2007 (Canada)                                                                           535,800
 ..........................................................................................................................
            480,000  Supercanal Holdings S.A. 144A sr. notes
                     11 1/2s, 2005 (Argentina) (In default) (NON)                                                   72,000
 ..........................................................................................................................
            370,000  TeleWest Communications PLC deb. 11s,
                     2007 (United Kingdom)                                                                         307,100
 ..........................................................................................................................
            220,000  TeleWest Communications PLC deb.
                     9 5/8s, 2006 (United Kingdom)                                                                 182,600
 ..........................................................................................................................
          1,020,000  TeleWest Communications PLC sr. disc.
                     notes stepped-coupon zero % (11 3/8s,
                     2/1/05), 2010 (United Kingdom) (STP)                                                          474,300
 ..........................................................................................................................
            340,000  TeleWest Communications PLC
                     Structured Notes 10 7/8s (issued by
                     DLJ International Capital) 2005
                     (Cayman Islands)                                                                              280,194
 ..........................................................................................................................
            340,000  TeleWest Communications PLC 144A
                     sr. notes 11 1/4s, 2008 (United Kingdom)                                                      297,500
 ..........................................................................................................................
          1,740,000  United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands)                                                                   382,800
 ..........................................................................................................................
          2,700,000  United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     2/1/05), 2010 (Netherlands) (STP)                                                             594,000
 ..........................................................................................................................
            220,000  United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (12 1/2s,
                     8/1/04), 2009 (Netherlands) (STP)                                                              44,000
 ..........................................................................................................................
             70,000  United Pan-Europe NV sr. notes
                     Ser. B, 10 7/8s, 2007 (Netherlands)                                                            25,200
 ..........................................................................................................................
            790,000  United Pan-Europe NV 144A bonds
                     10 7/8s, 2009 (Netherlands)                                                                   284,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,707,818
--------------------------------------------------------------------------------------------------------------------------
Chemicals (2.3%)
 ..........................................................................................................................
          1,430,000  ARCO Chemical Co. deb. 9.8s, 2020                                                           1,387,100
 ..........................................................................................................................
            850,000  Applied Extrusion Technologies, Inc.
                     144A sr. notes 10 3/4s, 2011                                                                  860,625
 ..........................................................................................................................
            240,000  Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                    244,800
 ..........................................................................................................................
            410,000  Geo Specialty Chemicals, Inc. sr. sub. notes
                     10 1/8s, 2008                                                                                 389,500
 ..........................................................................................................................
            250,000  Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                                 251,250
 ..........................................................................................................................
          1,410,000  Hercules, Inc. 144A company guaranty
                     11 1/8s, 2007                                                                               1,395,900
 ..........................................................................................................................
            550,000  Huntsman Corp. 144A sr. sub. notes
                     9.454s, 2007                                                                                  319,000
 ..........................................................................................................................
          1,290,000  Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                      1,277,100
 ..........................................................................................................................
            330,000  IMC Global, Inc. 144A sr. notes
                     11 1/4s, 2011                                                                                 324,166
 ..........................................................................................................................
            750,000  IMC Global, Inc. 144A sr. notes
                     10 7/8s, 2008                                                                                 740,055
 ..........................................................................................................................
          1,090,000  ISP Chemco, Inc. 144A sr. sub. notes
                     10 1/4s, 2011                                                                               1,087,275
 ..........................................................................................................................
            180,000  ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                                 173,250
 ..........................................................................................................................
          1,380,000  Lyondell Petrochemical Co. notes
                     Ser. A, 9 5/8s, 2007                                                                        1,376,550
 ..........................................................................................................................
            410,000  Lyondell Petrochemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                          408,975
 ..........................................................................................................................
            190,000  Messer Griesheim Holdings AG
                     sr. notes 10 3/8s, 2011 (Germany)                                                             168,274
 ..........................................................................................................................
            420,000  Millenium America, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                  420,000
 ..........................................................................................................................
          1,090,000  PCI Chemicals & Pharmaceuticals
                     company guaranty 9 1/4s, 2007
                     (Canada) (In default) (NON)                                                                   534,100
 ..........................................................................................................................
            670,000  Pioneer Americas Acquisition company
                     guaranty 9 1/4s, 2007 (In default) (NON)                                                      207,700
 ..........................................................................................................................
            320,000  PMD Group, Inc. 144A sr. sub. notes
                     11s, 2011                                                                                     329,600
 ..........................................................................................................................
            580,000  Polymer Group, Inc. company guaranty
                     Ser. B, 9s, 2007                                                                              220,400
 ..........................................................................................................................
            440,000  Polymer Group, Inc. company guaranty
                     Ser. B, 8 3/4s, 2008                                                                          162,800
 ..........................................................................................................................
            740,000  Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                   588,300
 ..........................................................................................................................
            410,000  Scotts Co. (The) company guaranty
                     8 5/8s, 2009                                                                                  417,688
 ..........................................................................................................................
            410,000  Sterling Chemicals Holdings sr. disc.
                     notes stepped-coupon zero %
                     (13 1/2s, 8/15/01), 2008 (STP)                                                                 20,500
 ..........................................................................................................................
            600,000  Sterling Chemicals, Inc. company
                     guaranty Ser. B, 12 3/8s, 2006                                                                492,000
 ..........................................................................................................................
            330,000  Sterling Chemicals, Inc. sr. sub. notes
                     Ser. A, 11 1/4s, 2007                                                                          72,600
 ..........................................................................................................................
            170,000  Texas Petrochemical Corp. sr. sub. notes
                     Ser. B, 11 1/8s, 2006                                                                         151,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,020,808
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.3%)
 ..........................................................................................................................
          1,330,000  Coinmach Corp. sr. notes Ser. D,
                     11 3/4s, 2005                                                                               1,369,900
 ..........................................................................................................................
            170,000  Travel Centers of America notes
                     12 3/4s, 2009                                                                                 173,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,543,300
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (--%)
 ..........................................................................................................................
            270,000  Telex Communications, Inc. company
                     guaranty 10 1/2s, 2007                                                                         83,700
--------------------------------------------------------------------------------------------------------------------------
Components (--%)
 ..........................................................................................................................
            130,000  Seagate Technology, Inc. 144A company
                     guaranty 12 1/2s, 2007 (Cayman Islands)                                                       129,350
--------------------------------------------------------------------------------------------------------------------------
Construction (0.3%)
 ..........................................................................................................................
          1,710,000  Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                  1,462,050
 ..........................................................................................................................
            790,000  Morrison Knudsen Corp. 144A sr. notes
                     11s, 2010 (In default) (NON)                                                                   63,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,525,250
--------------------------------------------------------------------------------------------------------------------------
Consumer (0.7%)
 ..........................................................................................................................
            640,000  Derby Cycle Corp. (The) sr. notes
                     10s, 2008                                                                                     256,000
 ..........................................................................................................................
          1,690,000  Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008                                                                                  277,884
 ..........................................................................................................................
            770,000  Home Interiors & Gifts, Inc. company
                     guaranty 10 1/8s, 2008                                                                        423,500
 ..........................................................................................................................
            970,000  Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                    974,850
 ..........................................................................................................................
          1,600,000  Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               1,336,000
 ..........................................................................................................................
          1,000,000  Sealy Mattress Co. company guaranty
                     stepped-coupon Ser. B, zero %
                     (10 7/8s, 12/15/02), 2007 (STP)                                                               827,500
 ..........................................................................................................................
            220,000  Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                          217,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,312,984
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
 ..........................................................................................................................
            175,000  Aames Financial Corp. sr. notes
                     9 1/8s, 2003                                                                                  110,250
 ..........................................................................................................................
            370,000  Conseco, Inc. sr. notes 10 3/4s, 2008                                                         365,375
 ..........................................................................................................................
            580,000  Conseco Finance Trust III, Inc. bonds
                     8.796s, 2027                                                                                  388,600
 ..........................................................................................................................
            600,000  Conseco Financial Corp. sr. sub. notes
                     10 1/4s, 2002                                                                                 594,000
 ..........................................................................................................................
          1,170,000  Delta Financial Corp. company
                     guaranty 9 1/2s, 2004                                                                         409,500
 ..........................................................................................................................
            370,000  Nationwide Credit, Inc. sr. notes Ser. A,
                     10 1/4s, 2008                                                                                 111,000
 ..........................................................................................................................
            575,000  Outsourcing Solutions, Inc. sr. sub. notes
                     Ser. B, 11s, 2006                                                                             480,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,458,850
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.5%)
 ..........................................................................................................................
            830,000  Albecca, Inc. company guaranty
                     10 3/4s, 2008                                                                                 825,850
 ..........................................................................................................................
             70,000  Chattem, Inc. company guaranty
                     Ser. B, 8 7/8s, 2008                                                                           64,400
 ..........................................................................................................................
            700,000  Elizabeth Arden, Inc. sec. notes
                     Ser. B, 11 3/4s, 2011                                                                         740,250
 ..........................................................................................................................
            190,000  French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                                188,575
 ..........................................................................................................................
            450,000  Leiner Health Products sr. sub. notes
                     9 5/8s, 2007 (In default) (NON)                                                                35,438
 ..........................................................................................................................
            510,000  NBTY, Inc. sr. sub. notes Ser. B,
                     8 5/8s, 2007                                                                                  484,500
 ..........................................................................................................................
            490,000  Playtex Products, Inc. 144A company
                     guaranty 9 3/8s, 2011                                                                         498,575
 ..........................................................................................................................
            120,000  Revlon Consumer Products sr. notes
                     9s, 2006                                                                                       85,800
 ..........................................................................................................................
            720,000  Revlon Consumer Products sr. sub.
                     notes 8 5/8s, 2008                                                                            331,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,254,588
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
 ..........................................................................................................................
            260,000  United Rentals, Inc. 144A company
                     guaranty 10 3/4s, 2008                                                                        268,450
--------------------------------------------------------------------------------------------------------------------------
Consumer Staples (--%)
 ..........................................................................................................................
            480,000  Doskocil Manufacturing Co sr. sub.
                     notes 10 1/8s, 2007 (In default) (NON)                                                         57,600
--------------------------------------------------------------------------------------------------------------------------
Containers (0.6%)
 ..........................................................................................................................
            780,000  AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                  756,600
 ..........................................................................................................................
            350,000  Huntsman Packaging Corp. company
                     guaranty 13s, 2010                                                                            266,000
 ..........................................................................................................................
            950,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                          608,000
 ..........................................................................................................................
            350,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     259,000
 ..........................................................................................................................
            610,000  Owens-Illinois, Inc. sr. notes 7.15s, 2005                                                    454,450
 ..........................................................................................................................
            150,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                     121,500
 ..........................................................................................................................
          1,210,000  Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                         968,000
 ..........................................................................................................................
            320,000  U.S. Can Corp. company guaranty
                     Ser. B, 12 3/8s, 2010                                                                         321,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,755,150
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
 ..........................................................................................................................
            450,000  AES Corp. notes 8 3/4s, 2008                                                                  443,250
 ..........................................................................................................................
          1,160,000  AES Corp. sr. notes 9 3/8s, 2010                                                            1,165,394
 ..........................................................................................................................
          1,080,000  AES Corp. sr. notes 8 7/8s, 2011                                                            1,053,000
 ..........................................................................................................................
            710,000  CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                         686,314
 ..........................................................................................................................
            210,000  CMS Energy Corp. sr. notes 8.9s, 2008                                                         209,738
 ..........................................................................................................................
            380,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                       383,724
 ..........................................................................................................................
            230,000  CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                  219,650
 ..........................................................................................................................
            397,195  Luannan Energy Co. sec. notes
                     12 1/2s, 2002 (Cayman Islands)                                                                198,598
 ..........................................................................................................................
             16,964  Luannan Energy Co. 144A sec. notes
                     12 1/2s, 2002 (Cayman Islands) (PIK)                                                            8,482
 ..........................................................................................................................
            590,000  Mission Energy Holding 144A sec. notes
                     13 1/2s, 2008                                                                                 578,938
 ..........................................................................................................................
            541,025  Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                   559,025
 ..........................................................................................................................
            161,333  Northeast Utilities notes Ser. B,
                     8.38s, 2005                                                                                   168,911
 ..........................................................................................................................
            320,000  Pacific Gas & Electric Co. 144A sr. notes
                     7 3/8s, 2005                                                                                  227,200
 ..........................................................................................................................
            840,000  Southern California Edison Co. notes
                     8.95s, 2003                                                                                   604,800
 ..........................................................................................................................
             80,000  Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                   56,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,563,424
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
 ..........................................................................................................................
            310,000  Edison International notes 6 7/8s, 2004                                                       255,750
--------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
 ..........................................................................................................................
            160,000  Compagnie Generale de Geophysique SA
                     sr. notes 10 5/8s, 2007 (France)                                                              167,200
 ..........................................................................................................................
            350,000  Grant Prideco, Inc. 144A sr. notes
                     9 5/8s, 2007                                                                                  360,500
 ..........................................................................................................................
            230,000  Key Energy Services, Inc. 144A sr. notes
                     8 3/8s, 2008                                                                                  231,670
 ..........................................................................................................................
            270,000  Lone Star Technologies, Inc. 144A sr. sub.
                     notes 9s, 2011                                                                                263,250
 ..........................................................................................................................
            980,000  Parker Drilling Corp. company guaranty
                     Ser. D, 9 3/4s, 2006                                                                          994,700
 ..........................................................................................................................
            700,000  Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                  736,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,754,070
--------------------------------------------------------------------------------------------------------------------------
Entertainment (0.9%)
 ..........................................................................................................................
            190,000  AMC Entertainment, Inc. sr. sub notes
                     9 1/2s, 2009                                                                                  171,000
 ..........................................................................................................................
            720,000  Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                          633,600
 ..........................................................................................................................
          1,660,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                  1,693,200
 ..........................................................................................................................
            101,104  Regal Cinemas, Inc. bank term loan
                     FRN 9.22s (acquired 3/14/01,
                     cost $90,614) 2006 (RES)                                                                       94,911
 ..........................................................................................................................
            111,889  Regal Cinemas, Inc. bank term loan
                     FRN Ser. B, 9.22s (acquired various
                     dates from 3/14/01 to 4/17/01,
                     cost $99,360) 2006 (RES)                                                                      105,036
 ..........................................................................................................................
          1,006,648  Regal Cinemas, Inc. bank term loan
                     FRN Ser. C, 9.22s (acquired 3/26/01,
                     cost $905,983) 2006 (RES)                                                                     944,362
 ..........................................................................................................................
              1,000  Regal Cinemas, Inc. sr. sub. notes
                     9 1/2s, 2008 (In default) (NON)                                                                   180
 ..........................................................................................................................
            670,000  Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                   67
 ..........................................................................................................................
            950,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                        969,000
 ..........................................................................................................................
            150,000  Six Flags, Inc. 144A sr. notes 9 1/2s, 2009                                                   155,625
 ..........................................................................................................................
            725,772  United Artists Theatre bank term
                     loan FRN 8.126s (acquired various
                     dates from 2/2/01 to 6/4/01,
                     cost $990,874) 2005 (RES)                                                                     695,834
 ..........................................................................................................................
          1,031,000  United Artists Theatre sr. sub. notes
                     Ser. B, 10.415s, 2007 (In default) (NON)                                                       41,240
 ..........................................................................................................................
            899,000  United Artists Theatre sr. sub. notes
                     Ser. B, 9 3/4s, 2008 (In default) (NON)                                                        35,960
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,540,015
--------------------------------------------------------------------------------------------------------------------------
Financial (0.9%)
 ..........................................................................................................................
          1,240,000  Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                           860,250
 ..........................................................................................................................
            640,000  AMRESCO, Inc. sr. sub. notes Ser. 97-A,
                     10s, 2004                                                                                     364,800
 ..........................................................................................................................
            100,000  Comdisco, Inc. notes 7 1/4s, 2001                                                              78,000
 ..........................................................................................................................
            110,000  Comdisco, Inc. notes 5.95s, 2002                                                               83,600
 ..........................................................................................................................
            740,000  Finova Capital Corp. notes 7 1/4s, 2004
                     (In default) (NON)                                                                            692,825
 ..........................................................................................................................
            220,000  Finova Capital Corp. notes 6 1/4s, 2002
                     (In default) (NON)                                                                            205,975
 ..........................................................................................................................
             50,000  Finova Capital Corp. notes 6 1/8s, 2004
                     (In default) (NON)                                                                             46,813
 ..........................................................................................................................
            810,000  Finova Capital Corp. sr. notes 7 5/8s, 2009
                     (In default) (NON)                                                                            758,363
 ..........................................................................................................................
            435,000  Imperial Credit Capital Trust I 144A
                     company guaranty 10 1/4s, 2002                                                                261,000
 ..........................................................................................................................
            320,000  Ocwen Capital Trust I company
                     guaranty 10 7/8s, 2027                                                                        252,800
 ..........................................................................................................................
            370,000  Ocwen Federal Bank sub. deb. 12s, 2005                                                        355,200
 ..........................................................................................................................
            265,000  Ocwen Financial Corp. notes
                     11 7/8s, 2003                                                                                 253,075
 ..........................................................................................................................
            814,000  Reliance Group Holdings, Inc. sr. notes
                     9s, 2001 (In default) (NON)                                                                    40,700
 ..........................................................................................................................
            680,000  Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                     652,800
 ..........................................................................................................................
            540,000  Superior Financial 144A sr. notes
                     8.65s, 2003                                                                                   543,134
 ..........................................................................................................................
            300,000  Willis Corron Corp. 144A sr. sub.
                     notes 9s, 2009                                                                                305,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,754,585
--------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
 ..........................................................................................................................
            620,000  Archibald Candy Corp. company
                     guaranty 10 1/4s, 2004                                                                        415,400
 ..........................................................................................................................
            230,000  Aurora Foods, Inc. sr. sub. notes Ser. B,
                     9 7/8s, 2007                                                                                  201,825
 ..........................................................................................................................
            600,000  Aurora Foods, Inc. 144A sr. sub. notes
                     Ser. D, 9 7/8s, 2007                                                                          526,500
 ..........................................................................................................................
            350,000  Chiquita Brands International, Inc.
                     sr. notes 10 1/4s, 2006 (In default) (NON)                                                    236,250
 ..........................................................................................................................
            590,000  Del Monte Corp. 144A sr. sub. notes
                     9 1/4s, 2011                                                                                  595,900
 ..........................................................................................................................
            550,000  Doane Pet Care Co. sr. sub. deb.
                     9 3/4s, 2007                                                                                  385,000
 ..........................................................................................................................
            305,000  Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                          179,188
 ..........................................................................................................................
            710,000  Premier International Foods PLC .
                     sr notes 12s, 2009 (United Kingdom)                                                           738,400
 ..........................................................................................................................
            790,000  RAB Enterprises, Inc. company guaranty
                     10 1/2s, 2005                                                                                 521,400
 ..........................................................................................................................
            770,000  Vlasic Foods Intl., Inc. sr. sub. notes
                     Ser. B, 10 1/4s, 2009 (In default) (NON)                                                      231,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,030,863
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (3.1%)
 ..........................................................................................................................
            420,000  Aladdin Gaming Holdings, LLC sr. disc.
                     notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/1/03), 2010 (STP)                                                          109,200
 ..........................................................................................................................
            330,000  Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                        341,550
 ..........................................................................................................................
            250,000  Anchor Gaming company guaranty
                     9 7/8s, 2008                                                                                  265,000
 ..........................................................................................................................
            570,000  Argosy Gaming Co. 144A sr. sub. notes
                     10 3/4s, 2009                                                                                 613,463
 ..........................................................................................................................
            410,000  Autotote Corp. company guaranty
                     Ser. B, 12 1/2s, 2010                                                                         407,950
 ..........................................................................................................................
          1,169,172  Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004
                     (In default) (NON)                                                                            701,503
 ..........................................................................................................................
            280,000  Harrah's Entertainment, Inc. company
                     guaranty 7 1/2s, 2009                                                                         276,850
 ..........................................................................................................................
            500,000  Harrah's Operating Co., Inc. company
                     guaranty 8s, 2011                                                                             510,018
 ..........................................................................................................................
            550,000  Hollywood Casino Corp. company
                     guaranty 11 1/4s, 2007                                                                        588,500
 ..........................................................................................................................
            410,000  Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                          377,200
 ..........................................................................................................................
            660,000  Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                         664,950
 ..........................................................................................................................
            630,000  International Game Technology sr. notes
                     8 3/8s, 2009                                                                                  642,600
 ..........................................................................................................................
          1,420,000  International Game Technology sr. notes
                     7 7/8s, 2004                                                                                1,434,200
 ..........................................................................................................................
            520,000  Isle of Capri Black Hawk LLC 1st mtge.
                     Ser. B, 13s, 2004                                                                             566,800
 ..........................................................................................................................
            370,000  Isle of Capri Black Hawk LLC company
                     guaranty 8 3/4s, 2009                                                                         335,775
 ..........................................................................................................................
            790,000  Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                         821,600
 ..........................................................................................................................
          1,110,000  MGM Mirage company guaranty
                     8 1/2s, 2010                                                                                1,156,487
 ..........................................................................................................................
            710,000  MGM Mirage company guaranty
                     8 3/8s, 2011                                                                                  711,775
 ..........................................................................................................................
            250,000  Mohegan Tribal Gaming sr. notes
                     8 1/8s, 2006                                                                                  252,500
 ..........................................................................................................................
            700,000  Mohegan Tribal Gaming sr. sub. notes
                     8 3/4s, 2009                                                                                  714,000
 ..........................................................................................................................
             80,000  Park Place Entertainment Corp. sr. sub.
                     notes 9 3/8s, 2007                                                                             84,000
 ..........................................................................................................................
          1,110,000  Park Place Entertainment Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                          1,143,300
 ..........................................................................................................................
            540,000  Penn National Gaming, Inc. 144A sr.
                     sub. notes 11 1/8s, 2008                                                                      558,900
 ..........................................................................................................................
            460,000  Station Casinos, Inc. sr. notes 8 3/8s, 2008                                                  462,300
 ..........................................................................................................................
            260,000  Station Casinos, Inc. sr. sub. notes
                     9 7/8s, 2010                                                                                  271,050
 ..........................................................................................................................
            320,000  Station Casinos, Inc. 144A sr. notes
                     8 3/8s, 2008                                                                                  321,600
 ..........................................................................................................................
          1,580,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          1,058,600
 ..........................................................................................................................
          1,060,000  Trump Castle Funding, Inc. sr. sub. notes
                     11 3/4s, 2003                                                                                 890,400
 ..........................................................................................................................
          2,010,000  Trump Castle Funding, Inc. sub. notes
                     10 1/4s, 2003                                                                               2,035,125
 ..........................................................................................................................
            610,000  Venetian Casino, Inc. company guaranty
                     12 1/4s, 2004                                                                                 652,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,969,896
--------------------------------------------------------------------------------------------------------------------------
Health Care (2.3%)
 ..........................................................................................................................
            480,000  ALARIS Medical Systems, Inc. company
                     guaranty 9 3/4s, 2006                                                                         355,200
 ..........................................................................................................................
            330,000  Beverly Enterprises, Inc. 144A sr. notes
                     9 5/8s, 2009                                                                                  337,425
 ..........................................................................................................................
            320,000  Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                                 345,600
 ..........................................................................................................................
            800,000  Conmed Corp. company guaranty
                     9s, 2008                                                                                      784,000
 ..........................................................................................................................
            650,000  DaVita Inc. 144A company guaranty
                     9 1/4s, 2011                                                                                  666,250
 ..........................................................................................................................
            110,000  Genesis Health Ventures, Inc. bank
                     term loan FRN 4.879s (acquired
                     6/8/01, cost $76,175) 2004 (RES)                                                               74,800
 ..........................................................................................................................
            280,000  HCA, Inc. deb. 7.19s, 2015                                                                    250,600
 ..........................................................................................................................
            140,000  HCA, Inc. med. term notes 6.63s, 2045                                                         139,440
 ..........................................................................................................................
          1,880,000  HCA, Inc. notes 8 3/4s, 2010                                                                2,002,200
 ..........................................................................................................................
            210,000  HCA, Inc. notes 8.36s, 2024                                                                   203,700
 ..........................................................................................................................
            960,000  HCA, Inc. notes 7s, 2007                                                                      921,600
 ..........................................................................................................................
            660,000  Kinetic Concepts, Inc. company guaranty
                     Ser. B, 9 5/8s, 2007                                                                          600,600
 ..........................................................................................................................
            410,000  Lifepoint Hospital Holdings company
                     guaranty Ser. B, 10 3/4s, 2009                                                                446,900
 ..........................................................................................................................
            110,000  Loewen Group International, Inc.
                     company guaranty Ser. 6, 7.2s, 2003                                                            55,000
 ..........................................................................................................................
            110,000  Loewen Group International, Inc. 144A
                     company guaranty Ser. 4, 8 1/4s, 2003                                                          66,550
 ..........................................................................................................................
            110,000  Loewen Group International, Inc.
                     company guaranty Ser. 7, 7.6s, 2008                                                            55,000
 ..........................................................................................................................
            180,000  Loewen Group, Inc. company guaranty
                     Ser. 5, 6.1s, 2002 (Canada)                                                                    76,507
 ..........................................................................................................................
            830,000  Magellan Health Services, Inc. sr. sub.
                     notes 9s, 2008                                                                                782,275
 ..........................................................................................................................
            530,000  Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007                                                                        539,275
 ..........................................................................................................................
            760,000  Mediq, Inc. company guaranty 11s, 2008
                     (In default) (NON)                                                                              7,600
 ..........................................................................................................................
            495,000  Mediq, Inc. deb. stepped-coupon zero %
                     (13s, 6/1/03), 2009 (In default) (NON) (STP)                                                       50
 ..........................................................................................................................
            800,000  Paracelsus Healthcare sr. sub. notes
                     10s, 2006 (In default) (NON)                                                                  264,000
 ..........................................................................................................................
            650,000  Stewart Enterprises, Inc. 144A sr. sub.
                     notes 10 3/4s, 2008                                                                           669,500
 ..........................................................................................................................
            605,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 8 1/8s, 2008                                                                          623,906
 ..........................................................................................................................
            690,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 7 5/8s, 2008                                                                          701,213
 ..........................................................................................................................
          1,000,000  Triad Hospitals, Inc. bank term loan
                     FRN Ser. B, 7.36s (acquired 4/24/01,
                     cost $999,000) 2008 (RES)                                                                   1,007,375
 ..........................................................................................................................
          1,500,000  Triad Hospitals, Inc. company guaranty
                     Ser. B, 11s, 2009                                                                           1,620,000
 ..........................................................................................................................
            130,000  Triad Hospitals, Inc. 144A sr. notes
                     8 3/4s, 2009                                                                                  132,275
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,728,841
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.0%)
 ..........................................................................................................................
            490,000  Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                         492,450
 ..........................................................................................................................
            660,000  D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                      633,600
 ..........................................................................................................................
            260,000  Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                    273,000
 ..........................................................................................................................
            320,000  Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                     320,800
 ..........................................................................................................................
            210,000  Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                     212,100
 ..........................................................................................................................
             50,000  Del Webb Corp. sr. sub. debs 9s, 2006                                                          49,500
 ..........................................................................................................................
            580,000  K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                                597,400
 ..........................................................................................................................
            800,000  KB Home sr. sub. notes 9 1/2s, 2011                                                           804,000
 ..........................................................................................................................
            240,000  Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                   262,800
 ..........................................................................................................................
            440,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                           429,000
 ..........................................................................................................................
             70,000  M.D.C. Holdings, Inc. sr. notes
                     8 3/8s, 2008                                                                                   70,525
 ..........................................................................................................................
            580,000  Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                     611,900
 ..........................................................................................................................
            110,000  Ryland Group, Inc. sr. sub. notes
                     8 1/4s, 2008                                                                                  106,700
 ..........................................................................................................................
            560,000  Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                  562,800
 ..........................................................................................................................
            400,000  Toll Corp. company guaranty 8 1/8s, 2009                                                      393,000
 ..........................................................................................................................
            250,000  Toll Corp. sr. sub. notes 8 1/4s, 2011                                                        242,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,062,075
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.9%)
 ..........................................................................................................................
             70,000  Felcor Lodging company guaranty
                     9 1/2s, 2008                                                                                   71,112
 ..........................................................................................................................
            890,000  Felcor Lodging 144A sr. notes 8 1/2s, 2011                                                    849,950
 ..........................................................................................................................
          3,260,000  HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        3,064,400
 ..........................................................................................................................
             40,000  Host Marriott L.P. company guaranty
                     Ser. G, 9 1/4s, 2007                                                                           40,000
 ..........................................................................................................................
            580,000  ITT Corp. notes 6 3/4s, 2005                                                                  564,798
 ..........................................................................................................................
            130,000  John Q. Hammons Hotels, Inc. 1st mtge.
                     8 7/8s, 2004                                                                                  128,700
 ..........................................................................................................................
            790,000  Meristar Hospitality Corp. 144A sr. notes
                     9 1/8s, 2011                                                                                  795,925
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,514,885
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ..........................................................................................................................
            350,000  Briggs & Stratton 144A sr. notes
                     8 7/8s, 2011                                                                                  352,951
 ..........................................................................................................................
             20,000  Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                   19,150
 ..........................................................................................................................
            230,000  Terex Corp. company guaranty Ser. D,
                     8 7/8s, 2008                                                                                  220,800
 ..........................................................................................................................
            300,000  Terex Corp. 144A sr. sub. notes
                     10 3/8s, 2011                                                                                 306,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   898,901
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.0%)
 ..........................................................................................................................
            490,000  BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                  504,700
 ..........................................................................................................................
          2,400,000  Blount, Inc. company guaranty 13s, 2009                                                     1,440,000
 ..........................................................................................................................
            992,983  Flowserve Corp. bank term loan
                     FRN 9.463s (acquired 12/1/00,
                     cost $992,983) 2006 (RES)                                                                     998,196
 ..........................................................................................................................
          1,160,000  Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                               1,241,200
 ..........................................................................................................................
            410,000  Insilco Holding Co. sr. disc. notes
                     stepped-coupon zero % (14s, 8/15/03),
                     2008 (STP)                                                                                    123,000
 ..........................................................................................................................
          1,350,000  Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                       1,346,625
 ..........................................................................................................................
            590,000  Roller Bearing Co. company guaranty
                     Ser. B, 9 5/8s, 2007                                                                          536,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,190,621
--------------------------------------------------------------------------------------------------------------------------
Media (0.1%)
 ..........................................................................................................................
            510,000  Quebecor Media, Inc. 144A sr. disc.
                     notes stepped-coupon zero %
                     (13 3/4s, 7/15/06), 2011 (Canada) (STP)                                                       265,200
 ..........................................................................................................................
            510,000  Quebecor Media, Inc. 144A sr. notes
                     11 1/8s, 2011 (Canada)                                                                        504,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   770,100
--------------------------------------------------------------------------------------------------------------------------
Medical Services (0.4%)
 ..........................................................................................................................
            360,000  Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                                 387,900
 ..........................................................................................................................
            680,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                   4,250
 ..........................................................................................................................
            430,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                   2,688
 ..........................................................................................................................
            580,000  Mariner Post-Acute Network, Inc. bank
                     term loan FRN Ser. B, 7.486s (acquired
                     various dates from 6/21/01 to 6/26/01,
                     cost $395,350) 2005 (RES)                                                                     379,486
 ..........................................................................................................................
          1,395,000  Mariner Post-Acute Network, Inc. sr. sub.
                     notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                                  11,858
 ..........................................................................................................................
            280,000  Mariner Post-Acute Network, Inc. sr. sub.
                     notes stepped-coupon Ser. B, zero %
                     (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                               2,380
 ..........................................................................................................................
             70,000  Multicare Cos., Inc. bank term loan
                     FRN Ser. B, 4.879s (acquired 6/8/01,
                     cost $48,475) 2004 (RES)                                                                       51,100
 ..........................................................................................................................
          1,465,000  Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                    58,600
 ..........................................................................................................................
            530,000  Omnicare, Inc. 144A sr. sub. notes
                     8 1/8s, 2011                                                                                  545,900
 ..........................................................................................................................
            120,000  Service Corp. International debs.
                     7 7/8s, 2013                                                                                   94,200
 ..........................................................................................................................
             70,000  Service Corp. International notes
                     7.7s, 2009                                                                                     58,275
 ..........................................................................................................................
            690,000  Service Corp. International notes 6s, 2005                                                    569,250
 ..........................................................................................................................
            745,000  Sun Healthcare Group, Inc. sr. sub. notes
                     Ser. B, 9 1/2s, 2007 (In default) (NON)                                                            75
 ..........................................................................................................................
            720,000  Sun Healthcare Group, Inc. 144A sr. sub.
                     notes 9 3/8s, 2008 (In default) (NON)                                                              72
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,166,034
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (--%)
 ..........................................................................................................................
            430,000  Hanger Orthopedic Group, Inc. sr. sub.
                     notes 11 1/4s, 2009                                                                           189,200
--------------------------------------------------------------------------------------------------------------------------
Metals (0.7%)
 ..........................................................................................................................
            940,000  AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                  907,100
 ..........................................................................................................................
             40,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                          40,850
 ..........................................................................................................................
            207,665  Anker Coal Group, Inc. company
                     guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                           89,296
 ..........................................................................................................................
            250,000  Armco, Inc. sr. notes 9s, 2007                                                                243,750
 ..........................................................................................................................
            210,000  Centaur Mining & Exploration company
                     guaranty 11s, 2007 (Australia)                                                                 25,200
 ..........................................................................................................................
             20,000  Kaiser Aluminum & Chemical Corp.
                     sr. notes 9 7/8s, 2002                                                                         19,800
 ..........................................................................................................................
             60,000  Kaiser Aluminum & Chemical Corp.
                     sr. notes Ser. B, 10 7/8s, 2006                                                                57,300
 ..........................................................................................................................
          1,520,000  Kaiser Aluminum & Chemical Corp.
                     sr. sub. notes 12 3/4s, 2003                                                                1,375,600
 ..........................................................................................................................
          1,040,000  LTV Corp. company guaranty 11 3/4s,
                     2009 (In default) (NON)                                                                        57,200
 ..........................................................................................................................
            390,000  National Steel Corp. 1st mtge.
                     Ser. D, 9 7/8s, 2009                                                                          144,300
 ..........................................................................................................................
            240,000  Oregon Steel Mills 1st mtge. 11s, 2003                                                        225,600
 ..........................................................................................................................
            298,000  P & L Coal Holdings Corp. company
                     guaranty Ser. B, 9 5/8s, 2008                                                                 316,625
 ..........................................................................................................................
            830,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                   576,850
 ..........................................................................................................................
             70,000  Weirton Steel Co. 144A sr. notes
                     10 3/4s, 2005                                                                                  24,500
 ..........................................................................................................................
            820,000  Wheeling-Pittsburgh Steel Corp. sr. notes
                     9 1/4s, 2007 (In default) (NON)                                                                22,550
 ..........................................................................................................................
            360,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             169,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,295,721
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.3%)
 ..........................................................................................................................
            350,000  Belco Oil & Gas Corp. sr. sub. notes
                     Ser. B, 8 7/8s, 2007                                                                          360,500
 ..........................................................................................................................
          1,610,000  Chesapeake Energy Corp. 144A sr. notes
                     8 1/8s, 2011                                                                                1,507,363
 ..........................................................................................................................
          1,110,000  Coda Energy, Inc. company guaranty
                     Ser. B, 10 1/2s, 2006                                                                       1,137,750
 ..........................................................................................................................
            390,000  El Paso Energy Partners L.P. 144A
                     company guaranty 8 1/2s, 2011                                                                 391,950
 ..........................................................................................................................
            260,000  Forest Oil Corp. company guaranty
                     10 1/2s, 2006                                                                                 275,600
 ..........................................................................................................................
            340,000  Forest Oil Corp. 144A sr. notes 8s, 2008                                                      331,500
 ..........................................................................................................................
             50,000  Giant Industries Corp. company guaranty
                     9s, 2007                                                                                       48,500
 ..........................................................................................................................
             90,000  Gulf Canada Resources, Ltd. sr. sub.
                     notes 9 5/8s, 2005 (Canada)                                                                    92,588
 ..........................................................................................................................
            700,000  HS Resources, Inc. company guaranty
                     9 1/4s, 2006                                                                                  736,750
 ..........................................................................................................................
            500,000  Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                         540,000
 ..........................................................................................................................
            740,000  Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                  746,475
 ..........................................................................................................................
          1,170,000  Nuevo Energy Co. sr. sub. notes
                     Ser. B, 9 1/2s, 2008                                                                        1,170,000
 ..........................................................................................................................
            370,000  Nuevo Energy Co. sr. sub. notes
                     Ser. B, 9 3/8s, 2010                                                                          370,000
 ..........................................................................................................................
          1,140,000  Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                        1,187,549
 ..........................................................................................................................
          1,580,000  Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       1,761,700
 ..........................................................................................................................
            260,000  Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                                  260,000
 ..........................................................................................................................
             80,000  Port Arthur Finance Corp. company
                     guaranty 12 1/2s, 2009                                                                         82,400
 ..........................................................................................................................
            280,000  Seven Seas Petroleum sr. notes Ser. B,
                     12 1/2s, 2005                                                                                 112,000
 ..........................................................................................................................
            510,000  Snyder Oil Corp. sr. sub. notes
                     8 3/4s, 2007                                                                                  541,967
 ..........................................................................................................................
            190,000  Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                                  193,800
 ..........................................................................................................................
             60,000  Triton Energy Ltd. sr. notes 9 1/4s, 2005                                                      61,500
 ..........................................................................................................................
            640,000  Triton Energy Ltd. sr. notes 8 7/8s, 2007
                     (Cayman Islands)                                                                              656,000
 ..........................................................................................................................
            970,000  Vintage Petroleum, Inc. sr. sub. notes
                     9 3/4s, 2009                                                                                1,047,600
 ..........................................................................................................................
            320,000  Vintage Petroleum, Inc. 144A sr. sub.
                     notes 7 7/8s, 2011                                                                            312,000
 ..........................................................................................................................
            200,000  XCL, Ltd. 144A company guaranty
                     13 1/2s, 2004 (In default) (NON)                                                               60,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,985,492
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (2.0%)
 ..........................................................................................................................
            800,000  Abitibi-Consolidated Inc. bonds
                     8.55s, 2010 (Canada)                                                                          838,472
 ..........................................................................................................................
            400,000  Abitibi-Consolidated Inc. deb. 8.85s,
                     2030 (Canada)                                                                                 414,164
 ..........................................................................................................................
            975,000  App China Group Ltd. 144A sr. disc.
                     notes 14s, 2010 (Bermuda) (In default) (NON)                                                   58,500
 ..........................................................................................................................
          1,515,000  APP Finance II Mauritius, Ltd. bonds
                     stepped-coupon zero% (12s, 2/15/04),
                     2049 (Indonesia) (In default) (NON) (STP)                                                      45,450
 ..........................................................................................................................
            750,000  Doman Industries, Ltd. sr. notes
                     8 3/4s, 2004 (Canada)                                                                         450,000
 ..........................................................................................................................
            390,000  Fibermark, Inc. 144A sr. notes
                     10 3/4s, 2011                                                                                 397,800
 ..........................................................................................................................
          1,150,000  Four M Corp. sr. notes Ser. B, 12s, 2006                                                    1,127,000
 ..........................................................................................................................
             90,000  Gaylord Container Corp. sr. notes
                     Ser. B, 9 3/4s, 2007                                                                           56,700
 ..........................................................................................................................
            510,000  Gaylord Container Corp. sr. notes
                     Ser. B, 9 3/8s, 2007                                                                          326,400
 ..........................................................................................................................
            720,000  Gaylord Container Corp. sr. sub.
                     notes 9 7/8s, 2008                                                                            208,800
 ..........................................................................................................................
            220,000  Georgia-Pacific Corp. notes 8 1/8s, 2011                                                      220,372
 ..........................................................................................................................
            880,000  Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                                 932,800
 ..........................................................................................................................
          1,525,000  Pindo Deli Finance Mauritius, Ltd.
                     company guaranty 10 3/4s, 2007
                     (Indonesia) (In default) (NON)                                                                236,375
 ..........................................................................................................................
            510,000  Potlatch Corp. 144A sr. sub. notes
                     10s, 2011                                                                                     513,825
 ..........................................................................................................................
          1,890,000  Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                      1,823,850
 ..........................................................................................................................
             75,000  Riverwood International Corp. company
                     guaranty 10 5/8s, 2007                                                                         77,250
 ..........................................................................................................................
            280,000  Stone Container 144A company guaranty
                     11 1/2s, 2006 (Canada)                                                                        291,900
 ..........................................................................................................................
            110,000  Stone Container Corp. sr. notes
                     12.58s, 2016                                                                                  114,400
 ..........................................................................................................................
          2,350,000  Stone Container Corp. 144A sr. notes
                     9 3/4s, 2011                                                                                2,432,250
 ..........................................................................................................................
            300,000  Stone Container Corp. 144A sr. notes
                     9 1/4s, 2008                                                                                  310,500
 ..........................................................................................................................
            930,000  Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                                948,600
 ..........................................................................................................................
            560,000  Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                                568,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,393,808
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.4%)
 ..........................................................................................................................
            750,000  ICN Pharmaceuticals, Inc. sr. notes
                     Ser. B, 9 1/4s, 2005                                                                          768,750
 ..........................................................................................................................
            770,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                  785,400
 ..........................................................................................................................
             70,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                   71,400
 ..........................................................................................................................
            580,000  PharMerica, Inc company guaranty
                     8 3/8s, 2008                                                                                  562,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,188,150
--------------------------------------------------------------------------------------------------------------------------
Power Producers (1.1%)
 ..........................................................................................................................
            770,000  Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                                739,152
 ..........................................................................................................................
            310,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         322,400
 ..........................................................................................................................
             30,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                           29,731
 ..........................................................................................................................
          1,460,000  Calpine Corp. sr. notes 8 1/2s, 2011                                                        1,402,213
 ..........................................................................................................................
            670,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          620,418
 ..........................................................................................................................
             20,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                           18,593
 ..........................................................................................................................
          1,825,000  Midland Funding II Corp. deb. Ser. A,
                     11 3/4s, 2005                                                                               1,976,639
 ..........................................................................................................................
            780,000  Tiverton/Rumford Power Associates, Ltd.
                     144A pass-through certificates 9s, 2018                                                       768,011
 ..........................................................................................................................
            982,000  York Power Funding 144A notes 12s,
                     2007 (Cayman Islands)                                                                       1,001,640
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,878,797
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.8%)
 ..........................................................................................................................
          1,340,000  Affinity Group Holdings sr. notes 11s, 2007                                                 1,005,000
 ..........................................................................................................................
            316,046  Big Flower Holdings bank term loan
                     FRN 9.004s (acquired various
                     dates from 3/9/00 to 5/15/01,
                     cost $314,453) 2010 (RES)                                                                     291,158
 ..........................................................................................................................
            980,000  CanWest Media, Inc. 144A sr. sub.
                     notes 10 5/8s, 2011 (Canada)                                                                  992,250
 ..........................................................................................................................
            380,000  Garden State Newspapers, Inc. sr. sub.
                     notes 8 5/8s, 2011                                                                            361,000
 ..........................................................................................................................
            280,000  Garden State Newspapers, Inc. sr. sub.
                     notes Ser. B, 8 3/4s, 2009                                                                    271,600
 ..........................................................................................................................
            320,000  Hollinger International Publishing,
                     Inc. company guaranty 9 1/4s, 2007                                                            323,200
 ..........................................................................................................................
            340,000  PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                  309,400
 ..........................................................................................................................
            560,000  PRIMEDIA, Inc. company guaranty Ser. B,
                     8 1/2s, 2006                                                                                  534,800
 ..........................................................................................................................
            880,000  PRIMEDIA, Inc. 144A sr. notes 8 7/8s, 2011                                                    818,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,906,808
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ..........................................................................................................................
            630,000  Kansas City Southern Railway company
                     guaranty 9 1/2s, 2008                                                                         666,225
 ..........................................................................................................................
            700,000  Railamerica Transportation Corp.
                     company guaranty 12 7/8s, 2010                                                                721,000
 ..........................................................................................................................
            490,000  Transportation Manufacturing
                     Operations, Inc. company guaranty
                     11 1/4s, 2009                                                                                 200,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,588,125
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (--%)
 ..........................................................................................................................
            150,000  Alaska Communications Systems Corp.
                     company guaranty 9 3/8s, 2009                                                                 123,000
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ..........................................................................................................................
            310,000  Domino's, Inc. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                         316,200
 ..........................................................................................................................
            630,000  FRD Acquisition Co. sr. notes Ser. B,
                     12 1/2s, 2004                                                                                 151,200
 ..........................................................................................................................
          1,200,000  Sbarro, Inc. company guaranty 11s, 2009                                                     1,260,000
 ..........................................................................................................................
            260,000  Tricon Global Restaurants, Inc. sr. notes
                     8 7/8s, 2011                                                                                  265,850
 ..........................................................................................................................
            920,000  Tricon Global Restaurants, Inc. sr. notes
                     7.65s, 2008                                                                                   899,300
 ..........................................................................................................................
            510,000  Tricon Global Restaurants, Inc. sr. notes
                     7.45s, 2005                                                                                   502,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,394,900
--------------------------------------------------------------------------------------------------------------------------
Retail (1.1%)
 ..........................................................................................................................
          1,450,000  Amazon.com, Inc. sr. sub. notes stepped-
                     coupon zero % (10s, 5/1/03), 2008 (STP)                                                       964,250
 ..........................................................................................................................
            290,000  Fleming Cos., Inc. company guaranty
                     Ser. B, 10 1/2s, 2004                                                                         295,800
 ..........................................................................................................................
            650,000  Fleming Cos., Inc. 144A sr. notes
                     10 1/8s, 2008                                                                                 664,625
 ..........................................................................................................................
            230,000  Great Atlantic & Pacific Tea Co. notes
                     7 3/4s, 2007                                                                                  184,000
 ..........................................................................................................................
            220,000  Great Atlantic & Pacific Tea Co. sr. notes
                     7.7s, 2004                                                                                    195,800
 ..........................................................................................................................
             30,000  Iron Age Holdings Corp. sr. disc. notes
                     stepped-coupon zero % (12 1/8s,
                     5/1/03), 2009 (STP)                                                                             3,000
 ..........................................................................................................................
            250,000  K mart Corp. deb. 7 3/4s, 2012                                                                222,500
 ..........................................................................................................................
             60,000  K mart Corp. notes 9 3/8s, 2006                                                                58,500
 ..........................................................................................................................
            280,000  K mart Corp. notes 8 3/8s, 2004                                                               273,700
 ..........................................................................................................................
            490,000  K mart Corp. 144A notes 9 7/8s, 2008                                                          481,425
 ..........................................................................................................................
            300,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    264,000
 ..........................................................................................................................
          2,240,000  Saks, Inc. company guaranty 8 1/4s, 2008                                                    2,094,400
 ..........................................................................................................................
            850,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                     760,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,462,750
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
 ..........................................................................................................................
             20,000  ChipPac Intl., Ltd. company guaranty
                     Ser. B, 12 3/4s, 2009                                                                          19,200
 ..........................................................................................................................
             30,000  Fairchild Semiconductor Corp. sr. sub.
                     notes 10 1/2s, 2009                                                                            28,950
 ..........................................................................................................................
            645,000  Fairchild Semiconductor Corp. sr. sub.
                     notes 10 1/8s, 2007                                                                           619,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   667,350
--------------------------------------------------------------------------------------------------------------------------
Shipping (0.3%)
 ..........................................................................................................................
            210,000  Kitty Hawk, Inc. company guaranty
                     9.95s, 2004 (In default) (NON)                                                                 42,000
 ..........................................................................................................................
            890,000  Navistar International Corp. sr. notes
                     Ser. B, 8s, 2008                                                                              827,700
 ..........................................................................................................................
            660,000  Navistar International Corp. 144A
                     sr. notes 9 3/8s, 2006                                                                        666,600
 ..........................................................................................................................
            110,000  Newport News Shipbuilding, Inc.
                     sr. notes 8 5/8s, 2006                                                                        116,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,652,900
--------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ..........................................................................................................................
            360,000  Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (STP)                                                                     36
--------------------------------------------------------------------------------------------------------------------------
Specialty Printing (0.1%)
 ..........................................................................................................................
            570,000  Perry-Judd company guaranty
                     10 5/8s, 2007                                                                                 513,000
 ..........................................................................................................................
            166,572  Von Hoffman Press, Inc. 144A sr. sub.
                     notes 13 1/2s, 2009                                                                           133,258
 ..........................................................................................................................
            160,000  Von Hoffman Press, Inc. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                           144,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   790,258
--------------------------------------------------------------------------------------------------------------------------
Technology (0.5%)
 ..........................................................................................................................
            480,000  Amkor Technologies, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                  459,600
 ..........................................................................................................................
            330,000  Amkor Technologies, Inc. Structured
                     Notes 12.58s (issued by STEERS Credit
                     Linked Trust 2000) 2005                                                                       322,038
 ..........................................................................................................................
            580,000  Flextronics International, Ltd. sr. sub.
                     notes Ser. B, 8 3/4s, 2007 (Singapore)                                                        548,100
 ..........................................................................................................................
            400,000  SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                    228,000
 ..........................................................................................................................
            650,000  Telecommunications Techniques, Inc.
                     company guaranty 9 3/4s, 2008                                                                 552,500
 ..........................................................................................................................
            910,000  Viasystems, Inc. sr. notes Ser. B,
                     9 3/4s, 2007                                                                                  445,900
 ..........................................................................................................................
            500,000  Xerox Cap Europe PLC company guaranty
                     5 7/8s, 2004 (United Kingdom)                                                                 385,000
 ..........................................................................................................................
            310,000  Xerox Credit Corp. sr. notes 6.1s, 2003                                                       257,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,198,438
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.6%)
 ..........................................................................................................................
          1,940,000  Cybernet Internet Services
                     International, Inc. 144A sr. disc.
                     notes stepped-coupon zero%
                     (13s, 8/15/04), 2009 (Denmark) (STP)                                                           58,200
 ..........................................................................................................................
            750,000  Equinix, Inc. sr. notes 13s, 2007                                                             397,500
 ..........................................................................................................................
          1,510,000  Exodus Communications, Inc. sr. notes
                     11 5/8s, 2010                                                                                 536,050
 ..........................................................................................................................
            740,000  Exodus Communications, Inc. sr. notes
                     10 3/4s, 2009                                                                                 244,200
 ..........................................................................................................................
            170,000  Exodus Communications, Inc. 144A
                     sr. notes 11 1/4s, 2008                                                                        56,100
 ..........................................................................................................................
          1,250,000  Firstworld Communication Corp.
                     sr. disc. notes stepped-coupon zero %
                     (13s, 4/15/03), 2008 (STP)                                                                    100,000
 ..........................................................................................................................
          1,310,000  Globix Corp. sr. notes 12 1/2s, 2010                                                          386,450
 ..........................................................................................................................
            650,000  Intira Corp. bonds 13s, (acquired
                     1/31/01, cost $346,392) 2010 (RES)                                                             91,000
 ..........................................................................................................................
            160,000  Iron Mountain, Inc. company guaranty
                     8 3/4s, 2009                                                                                  161,600
 ..........................................................................................................................
            240,000  Iron Mountain, Inc. company guaranty
                     8 1/8s, 2008 (Canada)                                                                         237,600
 ..........................................................................................................................
          1,590,000  Iron Mountain, Inc. sr. sub. notes
                     8 1/4s, 2011                                                                                1,574,100
 ..........................................................................................................................
            150,000  PSINet, Inc. sr. notes 11 1/2s, 2008
                     (In default) (NON)                                                                              9,375
 ..........................................................................................................................
            925,000  PSINet, Inc. sr. notes 11s, 2009
                     (In default) (NON)                                                                             57,813
 ..........................................................................................................................
            110,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005
                     (In default) (NON)                                                                              6,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,916,863
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (4.0%)
 ..........................................................................................................................
            960,000  360Networks, Inc. sr. notes 13s, 2008
                     (Canada)(In default) (NON)                                                                     14,400
 ..........................................................................................................................
            450,016  American Cellular Corp. bank term
                     loan FRN 9.413s (acquired 2/29/00,
                     cost $450,016) 2008 (RES)                                                                     444,088
 ..........................................................................................................................
            730,000  American Cellular Corp. 144A sr. sub.
                     notes 9 1/2s, 2009                                                                            686,200
 ..........................................................................................................................
            930,000  American Tower Corp. 144A sr. notes
                     9 3/8s, 2009                                                                                  869,550
 ..........................................................................................................................
            340,000  Arch Communications, Inc. sr. notes
                     13 3/4s, 2008                                                                                  51,000
 ..........................................................................................................................
            300,000  Asia Global Crossing, Ltd. sr. notes
                     13 3/8s, 2010 (Bermuda)                                                                       234,000
 ..........................................................................................................................
            370,000  BTI Telecom Corp. sr. notes 10 1/2s,
                     2007                                                                                           74,000
 ..........................................................................................................................
            430,000  Call-Net Enterprises, Inc. sr. notes
                     8s, 2008 (Canada)                                                                             137,600
 ..........................................................................................................................
            920,000  Celcaribe S.A. sr. notes stepped-coupon
                     zero % (13 1/2s, 3/15/04), 2004
                     (Colombia) (STP)                                                                              690,000
 ..........................................................................................................................
            460,000  Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010                                                                                  66,700
 ..........................................................................................................................
            300,000  Covad Communications Group, Inc.
                     sr. disc. notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/15/03), 2008 (STP)                                                          27,000
 ..........................................................................................................................
            410,000  Covad Communications Group, Inc.
                     sr. notes 12 1/2s, 2009                                                                        69,700
 ..........................................................................................................................
             24,000  Covad Communications Group, Inc.
                     sr. notes Ser. B, 12s, 2010                                                                     3,360
 ..........................................................................................................................
            300,000  Crown Castle International Corp.
                     sr. disc. notes stepped-coupon zero %
                     (11 1/4s, 8/1/04), 2011 (STP)                                                                 198,000
 ..........................................................................................................................
            850,000  Crown Castle International Corp.
                     sr. notes 10 3/4s, 2011                                                                       820,250
 ..........................................................................................................................
            490,000  Crown Castle International Corp. 144A
                     sr. notes 9 3/8s, 2011                                                                        437,325
 ..........................................................................................................................
            490,000  Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                                 494,900
 ..........................................................................................................................
            840,000  Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                       848,400
 ..........................................................................................................................
            580,000  Econophone, Inc. company guaranty
                     13 1/2s, 2007 (In default) (NON)                                                               11,600
 ..........................................................................................................................
            280,000  Esprit Telecom Group PLC sr. notes
                     11 1/2s, 2007 (United Kingdom)
                     (In default) (NON)                                                                              5,600
 ..........................................................................................................................
            520,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008
                     (Bermuda)                                                                                     405,600
 ..........................................................................................................................
            100,000  FLAG Telecom Holdings, Ltd. sr. notes
                     11 5/8s, 2010 (Bermuda)                                                                        63,000
 ..........................................................................................................................
             80,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 5/8s, 2008 (Bermuda)                                                                63,200
 ..........................................................................................................................
            880,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 1/2s, 2009 (Bermuda)                                                               682,000
 ..........................................................................................................................
            840,000  Global Crossing Holdings, Ltd.
                     company guaranty 8.7s, 2007 (Bermuda)                                                         651,000
 ..........................................................................................................................
             50,000  Level 3 Communication, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 7/8s, 3/15/05), 2010 (STP)                                                                  8,500
 ..........................................................................................................................
          1,880,000  Level 3 Communication, Inc. sr. notes
                     11s, 2008                                                                                     808,400
 ..........................................................................................................................
          1,260,000  Level 3 Communication, Inc. sr. notes
                     9 1/8s, 2008                                                                                  522,900
 ..........................................................................................................................
            735,000  Maxcom Telecomunicaciones SA de CV
                     company guaranty Ser. B, 13 3/4s, 2007                                                        271,950
 ..........................................................................................................................
          1,230,000  McCaw International, Ltd. sr. disc.
                     notes stepped-coupon zero %
                     (13s, 4/15/02), 2007 (STP)                                                                    405,900
 ..........................................................................................................................
            190,000  Metrocall, Inc. sr. sub. notes 11s, 2008
                     (In default) (NON)                                                                              7,600
 ..........................................................................................................................
            150,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007
                     (In default) (NON)                                                                              6,375
 ..........................................................................................................................
            160,000  Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                                     6,800
 ..........................................................................................................................
          1,160,000  Millicom International Cellular S.A.
                     sr. disc. notes 13 1/2s, 2006
                     (Luxembourg) (In default) (NON)                                                             1,020,800
 ..........................................................................................................................
          1,130,000  Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                   1,017,000
 ..........................................................................................................................
          3,550,000  Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                2,804,500
 ..........................................................................................................................
            520,000  Nextel International, Inc. sr. notes
                     12 3/4s, 2010                                                                                 161,200
 ..........................................................................................................................
            660,000  Nextel Partners, Inc. sr. notes 11s, 2010                                                     508,200
 ..........................................................................................................................
             90,000  Nextel Partners, Inc. sr. notes 11s, 2010                                                      69,300
 ..........................................................................................................................
          1,160,000  Nextlink Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/4s, 6/1/04), 2009 (STP)                                                                 174,000
 ..........................................................................................................................
            520,000  NorthEast Optic Network, Inc. sr. notes
                     12 3/4s, 2008                                                                                 130,000
 ..........................................................................................................................
            500,000  Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                       80,000
 ..........................................................................................................................
             60,000  Orbital Imaging Corp. sr. notes
                     Ser. D, 11 5/8s, 2005 (In default) (NON)                                                        9,600
 ..........................................................................................................................
            360,000  Orion Network systems, Inc. sr. notes
                     11 1/4s, 2007                                                                                 158,400
 ..........................................................................................................................
            790,000  Pagemart Wireless, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/4s,
                     2/1/03), 2008 (STP)                                                                            25,675
 ..........................................................................................................................
            950,000  Pinnacle Holdings, Inc. sr. disc. notes
                     stepped-coupon zero % (10s,
                     3/15/03), 2008 (STP)                                                                          475,000
 ..........................................................................................................................
          1,075,000  Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                                 1,096,500
 ..........................................................................................................................
             90,000  Rhythms Netconnections, Inc. sr. notes
                     Ser. B, 14s, 2010                                                                               2,700
 ..........................................................................................................................
            500,000  Rogers Wireless Communications, Inc.
                     144A sr. sec. notes 9 5/8s, 2011 (Canada)                                                     494,665
 ..........................................................................................................................
            250,000  RSL Communications PLC company
                     guaranty 12 7/8s, 2010 (United Kingdom)                                                         6,250
 ..........................................................................................................................
            150,000  RSL Communications PLC company
                     guaranty 9 1/8s, 2008 (United Kingdom)
                     (In default) (NON)                                                                              2,063
 ..........................................................................................................................
            500,000  RSL Communications PLC company
                     guaranty stepped-coupon zero %
                     (10 1/8s, 3/1/03), 2008 (In default) (NON) (STP)                                                6,875
 ..........................................................................................................................
            430,000  RSL Communications PLC 144A company
                     guaranty 10 1/2s, 2008 (United Kingdom)
                     (In default) (NON)                                                                              5,913
 ..........................................................................................................................
            797,000  RSL Communications, Ltd. company
                     guaranty 12 1/4s, 2006 (United
                     Kingdom) (In default) (NON)                                                                    10,959
 ..........................................................................................................................
            710,000  Rural Cellular Corp. bank term loan
                     FRN Ser. C, 9.23s (acquired 4/23/01,
                     cost $691,540) 2009 (RES)                                                                     692,605
 ..........................................................................................................................
            300,000  Rural Cellular Corp. sr. sub. notes
                     Ser. B, 9 5/8s, 2008                                                                          279,000
 ..........................................................................................................................
            660,000  SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                                 594,000
 ..........................................................................................................................
            750,000  Spectrasite Holdings, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     4/15/04), 2009 (STP)                                                                          337,500
 ..........................................................................................................................
          1,220,000  Spectrasite Holdings, Inc. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (12 7/8s, 3/15/05), 2010 (STP)                                                                512,400
 ..........................................................................................................................
            860,000  Tritel PCS, Inc. company guaranty
                     10 3/8s, 2011                                                                                 774,000
 ..........................................................................................................................
             40,000  USA Mobile Communication, Inc.
                     sr. notes 9 1/2s, 2004                                                                          8,800
 ..........................................................................................................................
            170,000  Versatel Telecom NV sr. notes
                     13 1/4s, 2008 (Netherlands)                                                                    64,600
 ..........................................................................................................................
            440,000  Versatel Telecom NV sr. notes
                     13 1/4s, 2008 (Netherlands)                                                                   167,200
 ..........................................................................................................................
            730,000  Viatel, Inc. sr. disc. notes stepped-coupon
                     zero % (12 1/2s, 4/15/03), 2008 (STP)                                                          21,900
 ..........................................................................................................................
          1,340,000  Viatel, Inc. sr. notes 11 1/4s, 2008
                     (In default) (NON)                                                                             26,800
 ..........................................................................................................................
          1,000,000  Western Wireless Corp. bank term loan
                     FRN 8.65s (acquired 4/24/00, cost
                     $1,000,000) 2008 (RES)                                                                        993,750
 ..........................................................................................................................
            260,000  Western Wireless Corp. 144A sr. sub.
                     notes 10 1/2s, 2007                                                                           267,800
 ..........................................................................................................................
            850,000  Williams Communications Group, Inc.
                     sr. notes 11.7s, 2010                                                                         344,250
 ..........................................................................................................................
            780,000  Williams Communications Group, Inc.
                     sr. notes 11.7s, 2008                                                                         327,600
 ..........................................................................................................................
          1,350,000  Williams Communications Group, Inc.
                     sr. notes 10 7/8s, 2009                                                                       540,000
 ..........................................................................................................................
            180,000  Williams Communications Group, Inc.
                     sr. notes 10.7s, 2007                                                                          73,800
 ..........................................................................................................................
            775,000  World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                               19,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                24,391,878
--------------------------------------------------------------------------------------------------------------------------
Telephone (2.2%)
 ..........................................................................................................................
            175,000  Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                          100,625
 ..........................................................................................................................
            100,000  Alamosa Delaware, Inc. 144A sr. notes
                     12 1/2s, 2011                                                                                  89,000
 ..........................................................................................................................
            130,000  Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                                 58,500
 ..........................................................................................................................
            410,000  Birch Telecommunications, Inc. sr. notes
                     14s, 2008                                                                                     205,000
 ..........................................................................................................................
            420,000  CFW Communications Co. sr. notes 13s,
                     2010                                                                                          268,800
 ..........................................................................................................................
             20,000  Focal Communications Corp. sr. notes
                     11 7/8s, 2010                                                                                   6,000
 ..........................................................................................................................
            465,000  Focal Communications Corp. sr. sub.
                     notes stepped-coupon Ser. B, zero %
                     (12 1/8s, 2/15/03), 2008 (STP)                                                                102,300
 ..........................................................................................................................
            920,000  Horizon PCS., Inc. company guaranty
                     stepped-coupon zero % (14s, 5/1/05),
                     2010 (STP)                                                                                    349,600
 ..........................................................................................................................
            140,000  Hyperion Telecommunications Corp.,
                     Inc. sr. disc. notes Ser. B, 13s, 2003                                                         99,400
 ..........................................................................................................................
            690,000  Hyperion Telecommunications Corp.,
                     Inc. sr. sub. notes 12s, 2007                                                                 345,000
 ..........................................................................................................................
            310,000  ICG Holdings, Inc. company guaranty
                     12 1/2s, 2006 (In default) (NON)                                                               46,500
 ..........................................................................................................................
          2,750,000  ICG Services, Inc. sr. disc. notes
                     stepped-coupon zero % (9 7/8s,
                     5/1/03), 2008 (STP)                                                                           371,250
 ..........................................................................................................................
            330,000  ICG Services, Inc. sr. disc. notes
                     stepped-coupon zero % (10s, 2/15/03),
                     2008 (In default) (NON) (STP)                                                                  44,550
 ..........................................................................................................................
            470,000  Intermedia Communications, Inc. sr. disc.
                     notes stepped-coupon Ser. B, 12 1/4s
                     (12 1/4s, 3/1/04), 2009 (STP)                                                                 343,100
 ..........................................................................................................................
             60,000  Intermedia Communications, Inc. sr. notes
                     Ser. B, 8.6s, 2008                                                                             58,800
 ..........................................................................................................................
            400,000  Intermedia Communications, Inc. sr. notes
                     Ser. B, 8 1/2s, 2008                                                                          392,000
 ..........................................................................................................................
            790,000  Ipcs Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010 (STP)                                                             323,900
 ..........................................................................................................................
          1,230,000  KMC Telecommunications Holdings, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/2s, 2/15/03), 2008 (STP)                                                                110,700
 ..........................................................................................................................
            490,000  Leap Wireless International, Inc.
                     company guaranty 12 1/2s, 2010                                                                325,850
 ..........................................................................................................................
          1,160,000  Madison River Capital Corp. sr. notes
                     13 1/4s, 2010                                                                                 556,800
 ..........................................................................................................................
            510,000  McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                       318,750
 ..........................................................................................................................
          1,230,000  McLeodUSA, Inc. sr. notes 9 1/2s, 2008                                                        670,350
 ..........................................................................................................................
             20,000  McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                         10,800
 ..........................................................................................................................
            830,000  Metromedia Fiber Network, Inc. sr. notes
                     10s, 2009                                                                                     319,550
 ..........................................................................................................................
          1,030,000  Metromedia Fiber Network, Inc. sr. notes
                     Ser. B, 10s, 2008                                                                             396,550
 ..........................................................................................................................
          1,000,000  Microcell Telecommunications sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (14s, 12/1/01), 2006 (Canada) (STP)                                                           755,000
 ..........................................................................................................................
            300,000  Nextlink Communications, Inc. sr. notes
                     10 3/4s, 2009                                                                                  96,000
 ..........................................................................................................................
          1,110,000  Nextlink Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/8s, 12/1/04), 2009 (STP)                                                                166,500
 ..........................................................................................................................
             40,000  Nextlink Communications, Inc. sr. notes
                     9 5/8s, 2007                                                                                   12,000
 ..........................................................................................................................
            830,000  Startec Global Communications Corp.
                     sr. notes 12s, 2008                                                                            49,800
 ..........................................................................................................................
            280,000  Tele1 Europe B.V. sr. notes 13s, 2009                                                         165,200
 ..........................................................................................................................
          1,220,000  Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               1,146,800
 ..........................................................................................................................
            840,000  Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                  814,800
 ..........................................................................................................................
             80,000  Triton PCS, Inc. company guaranty
                     zero %, 2008                                                                                   62,400
 ..........................................................................................................................
          1,420,000  UbiquiTel Operating Co. company
                     guaranty stepped-coupon zero %
                     (14s, 4/15/05), 2010 (STP)                                                                    610,600
 ..........................................................................................................................
          1,105,000  US Unwired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                                541,450
 ..........................................................................................................................
          2,460,000  Voicestream Wireless Corp. sr. notes
                     10 3/8s, 2009                                                                               2,790,968
 ..........................................................................................................................
          3,296,000  WinStar Communications, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (14 3/4s, 4/15/05), 2010 (STP)                                                                 28,840
 ..........................................................................................................................
            850,000  WinStar Communications, Inc. sr. notes
                     12 3/4s, 2010 (In default) (NON)                                                               12,750
 ..........................................................................................................................
             90,000  WinStar Communications, Inc. sr. notes
                     12 1/2s, 2008 (In default) (NON)                                                                1,238
 ..........................................................................................................................
            270,000  XO Communications, Inc. sr. disc.
                     notes stepped-coupon zero % (9.45s,
                     4/15/03), 2008 (STP)                                                                           40,500
 ..........................................................................................................................
            630,000  XO Communications, Inc. 144A sr. notes
                     12 1/2s, 2006                                                                                 207,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,416,421
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.4%)
 ..........................................................................................................................
            490,000  Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008                                                                                  225,400
 ..........................................................................................................................
            460,000  Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004
                     (In default) (NON)                                                                            101,200
 ..........................................................................................................................
          1,140,000  Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                  1,026,000
 ..........................................................................................................................
            200,000  Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                         191,000
 ..........................................................................................................................
          1,210,000  Westpoint Stevens, Inc. sr. notes
                     7 7/8s, 2005                                                                                  471,900
 ..........................................................................................................................
            265,000  William Carter Holdings Co. sr. sub.
                     notes Ser. A, 12s, 2008                                                                       247,113
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,262,613
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ..........................................................................................................................
            915,000  North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                    846,375
--------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
 ..........................................................................................................................
          1,836,447  Transportation Tech. bank term loan
                     FRN Ser. B, 9.859s (acquired 2/29/00,
                     cost $1,836,447) 2007 (RES)                                                                 1,101,868
--------------------------------------------------------------------------------------------------------------------------
Utilities (0.1%)
 ..........................................................................................................................
          1,235,000  Cathay International, Ltd. 144A sr.
                     notes 13s, 2008 (China)                                                                       494,000
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.8%)
 ..........................................................................................................................
          3,150,000  Allied Waste Industries, Inc. company
                     guaranty Ser. B, 10s, 2009                                                                  3,236,625
 ..........................................................................................................................
            330,000  Allied Waste Industries, Inc. company
                     guaranty Ser. B, 7 5/8s, 2006                                                                 325,050
 ..........................................................................................................................
          1,140,000  Allied Waste Industries, Inc. deb.
                     7.4s, 2035                                                                                    953,325
 ..........................................................................................................................
            610,000  Allied Waste Industries, Inc. 144A
                     company guaranty 8 7/8s, 2008                                                                 623,725
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,138,725
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ..........................................................................................................................
            340,000  Azurix Corp. sr. notes Ser. B,
                     10 3/4s, 2010                                                                                 340,000
 ..........................................................................................................................
            590,000  Azurix Corp. sr. notes Ser. B,
                     10 3/8s, 2007                                                                                 590,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   930,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $361,956,922)                                                                      $305,932,158
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds and Notes (15.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
USD         935,000  Argentina (Republic of) unsub.
                     9 3/4s, 2027                                                                                 $628,788
 ..........................................................................................................................
USD       2,053,000  Argentina (Republic of) bonds
                     11 3/4s, 2015                                                                               1,524,353
 ..........................................................................................................................
USD       2,312,952  Argentina (Republic of) bonds
                     Ser. 2018, 12 1/4s, 2018                                                                    1,636,414
 ..........................................................................................................................
USD         580,000  Argentina (Republic of) bonds
                     Ser. 2031, 12s, 2031                                                                          411,800
 ..........................................................................................................................
USD       1,316,000  Argentina (Republic of) unsub.
                     11 3/4s, 2009                                                                               1,026,480
 ..........................................................................................................................
USD       2,270,000  Brazil (Federal Republic of) bonds
                     12 1/4s, 2030                                                                               1,906,800
 ..........................................................................................................................
USD       1,070,000  Bulgaria (Government of) Ser. A, FRB,
                     6.3125s, 2024                                                                                 838,666
 ..........................................................................................................................
CAN       1,925,000  Canada (Government of) bonds 6s, 2011                                                       1,276,221
 ..........................................................................................................................
CAN       1,800,000  Canada (Government of) bonds
                     5 1/2s, 2010                                                                                1,153,542
 ..........................................................................................................................
CAN       3,415,000  Canada (Government of) bonds
                     Ser. WL43, 5 3/4s, 2029                                                                     2,169,397
 ..........................................................................................................................
USD         875,000  Colombia (Republic of) bonds
                     11 3/4s, 2020                                                                                 833,438
 ..........................................................................................................................
EUR       3,210,000  France (Government of) bonds
                     5 1/2s, 2010                                                                                2,770,955
 ..........................................................................................................................
EUR      11,290,000  Germany (Federal Republic of) bonds
                     Ser. 132, 4 1/8s, 2004                                                                      9,473,512
 ..........................................................................................................................
EUR      29,485,000  Germany (Federal Republic of) bonds
                     Ser. 97, 6s, 2007                                                                          26,550,157
 ..........................................................................................................................
EUR       1,630,000  Italy (Government of) bonds 4 3/4s, 2006                                                    1,373,951
 ..........................................................................................................................
EUR       3,000,000  Italy (Government of) sr. unsub. FRB
                     4.43s, 2002                                                                                 2,537,377
 ..........................................................................................................................
EUR       2,350,000  Italy (Government of) treasury bonds
                     3 1/4s, 2004                                                                                1,930,334
 ..........................................................................................................................
USD         831,111  Morocco (Government of) bonds Ser. A,
                     FRB, 5.09s, 2009                                                                              763,625
 ..........................................................................................................................
NZD       4,080,000  New Zealand (Government of) bonds
                     Ser. 709, 7s, 2009                                                                          1,668,425
 ..........................................................................................................................
USD         795,000  Philippines (Republic of) bonds
                     9 7/8s, 2019                                                                                  687,675
 ..........................................................................................................................
USD       1,110,000  Philippines (Republic of) notes
                     10 5/8s, 2025                                                                               1,007,325
 ..........................................................................................................................
USD       2,310,000  Russia (Federation of) 144A bonds
                     12 3/4s, 2028                                                                               2,275,350
 ..........................................................................................................................
USD       3,265,000  Russia (Federation of) unsub. 8 1/4s, 2010                                                  2,497,725
 ..........................................................................................................................
USD       2,255,000  Russia (Federation of) unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (Russia) (STP)                                                                         1,065,488
 ..........................................................................................................................
USD       7,390,625  Russia (Federation of) 144A unsub.
                     stepped-coupon 5s (7 1/2s, 3/31/07),
                     2030 (Russia) (STP)                                                                         3,492,070
 ..........................................................................................................................
SEK      85,515,000  Sweden (Government of) bonds
                     Ser. 1045, 5 1/4s, 2011                                                                     7,732,848
 ..........................................................................................................................
USD         690,000  Turkey (Republic of) bonds 11 3/4s, 2010                                                      602,922
 ..........................................................................................................................
GBP       2,510,000  United Kingdom Treasury bonds 10s, 2003                                                     3,847,496
 ..........................................................................................................................
GBP       1,340,000  United Kingdom Treasury bonds Ser. 85,
                     9 3/4s, 2002                                                                                1,973,953
 ..........................................................................................................................
GBP       1,785,000  United Kingdom Treasury bonds
                     8 1/2s, 2005                                                                                2,801,434
 ..........................................................................................................................
USD       1,750,000  United Mexican States bonds
                     11 3/8s, 2016                                                                               2,104,375
 ..........................................................................................................................
USD       3,620,000  United Mexican States bonds Ser. XW,
                     10 3/8s, 2009                                                                               4,041,006
 ..........................................................................................................................
USD       1,590,000  Venezuela (Republic of) bonds
                     9 1/4s, 2027                                                                                1,099,167
--------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes
                     (cost $100,025,842)                                                                       $95,703,069
--------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (13.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
U.S. Government Agency Mortgage Obligations (2.6%)
 ..........................................................................................................................
         $1,765,000  Federal Home Loan Mortgage Corp.
                     5 1/4s, January 15, 2006                                                                   $1,480,312
 ..........................................................................................................................
                     Federal National Mortgage Association
                     pass-through certificates
 ..........................................................................................................................
          4,636,674    7 1/2s, with due dates from
                       September 1, 2022 to June 1, 2031                                                         4,738,619
 ..........................................................................................................................
            338,098    7s, April 1, 2030                                                                           339,927
 ..........................................................................................................................
          1,960,000    6 5/8s, September 15, 2009                                                                2,028,286
 ..........................................................................................................................
            211,211    6 1/2s, August 1, 2010                                                                      213,239
 ..........................................................................................................................
             59,994    6s, May 1, 2031                                                                              57,607
 ..........................................................................................................................
            300,848    5 1/2s, August 15, 2014                                                                     290,761
 ..........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
 ..........................................................................................................................
            705,207    8s, with due dates from
                       January 15,2022 to
                       September 15, 2025                                                                          738,601
 ..........................................................................................................................
          2,756,002    7s, with due dates from
                       November 15, 2026 to
                       December 15, 2028                                                                         2,792,425
 ..........................................................................................................................
          3,053,190    6 1/2s, with due dates from
                       February 15, 2027 to
                       January 15, 2029                                                                          3,028,214
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,707,991
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (10.9%)
 ..........................................................................................................................
                     U.S. Treasury Notes
 ..........................................................................................................................
         29,905,000    6 1/2s, February 15, 2010 (SEG)                                                          32,119,764
 ..........................................................................................................................
         14,830,000    5 3/4s, August 15, 2010                                                                  15,173,315
 ..........................................................................................................................
          7,835,000    5s, February 15, 2011                                                                     7,601,125
 ..........................................................................................................................
          1,385,000    4 5/8s, May 15, 2006                                                                      1,365,956
 ..........................................................................................................................
          9,890,000    4 1/4s, March 31, 2003                                                                    9,891,582
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                66,151,742
--------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $81,459,925)                                                                        $81,859,733
--------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (7.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $3,540,000  Amresco Commercial Mortgage Funding I
                     7.64s, 2029                                                                                $3,534,469
 ..........................................................................................................................
          1,415,000  Commercial Mortgage Acceptance Corp.
                     Ser. 97-ML1, Class D, 7.053s, 2010                                                          1,358,966
 ..........................................................................................................................
         44,620,444  Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class X, Interest Only (IO),
                     1.17s, 2020                                                                                 2,675,484
 ..........................................................................................................................
          1,575,000  Countrywide Home Loan Ser. 98-3,
                     Class A5, 6 3/4s, 2028                                                                      1,531,441
 ..........................................................................................................................
          1,980,000  Countrywide Mortgage Backed
                     Securities, Inc. Ser. 93-C, Class A8,
                     6 1/2s, 2024                                                                                1,918,501
 ..........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp.
 ..........................................................................................................................
            465,000    Ser. 01-CF2, Class E, 7.29s, 2011                                                           460,496
 ..........................................................................................................................
            485,000    Ser. 01-CF2, Class G, 6.93s, 2011                                                           454,006
 ..........................................................................................................................
         26,498,811  Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, IO, 1.23s, 2023                                                  1,237,991
 ..........................................................................................................................
                     Fannie Mae
 ..........................................................................................................................
            915,100    Ser. 98-1, Class SA, IO, 10.34s, 2024                                                       397,702
 ..........................................................................................................................
              6,358    Ser. 92-15, Class L, IO, 8s, 2022                                                           190,356
 ..........................................................................................................................
         22,286,566    Ser. 00-T6, IO, 0.736s, 2030                                                                464,715
 ..........................................................................................................................
            999,355    Ser. 99-52, Class MO, Principal
                       Only (PO), zero %, 2026                                                                     840,707
 ..........................................................................................................................
          7,670,791  FFCA Secured Lending Corp. Ser. 00-1,
                     Class X, IO, 1.72s, 2020                                                                      691,570
 ..........................................................................................................................
                     Freddie Mac
 ..........................................................................................................................
          1,172,680    Ser. 183, IO, 7s, 2027                                                                      280,344
 ..........................................................................................................................
            737,975    Ser. 1717, 6 1/2s, 2024                                                                     740,079
 ..........................................................................................................................
          4,161,914    Ser. 2191, Class MS, IO, 4.43s, 2027                                                        265,322
 ..........................................................................................................................
          1,225,000    Ser. 44, Class SG, IO, 3.67s, 2023                                                          142,167
 ..........................................................................................................................
            495,000  GE Capital Commercial Mortgage Corp.
                     Ser. 01-1, Class G, 7.04s, 2011                                                               463,366
 ..........................................................................................................................
            925,000  GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                           913,068
 ..........................................................................................................................
          1,675,000  General Growth Properties Ala Moa FRB
                     Ser. 99-C1, Class E, 6.1s, 2009                                                             1,675,000
 ..........................................................................................................................
            350,000  General Growth Properties-Homart 144A
                     FRB Ser. 99-C1, Class G, 6.512s, 2003                                                         350,000
 ..........................................................................................................................
                     General Growth Properties-Ivanhoe
 ..........................................................................................................................
            395,262    FRB Ser. 99-C1, Class G, 7.262s, 2004                                                       395,262
 ..........................................................................................................................
            670,107    FRB Ser. 99-C1, Class F, 6.512s, 2004                                                       670,107
 ..........................................................................................................................
                     Government National Mortgage
                     Association
 ..........................................................................................................................
            195,574    Ser. 00-11, Class SA, 7 1/2s, 2021                                                          197,041
 ..........................................................................................................................
         13,776,325    Ser. 99-42, Class SB, IO, 4.48s, 2027                                                       886,851
 ..........................................................................................................................
          8,865,297    Ser. 99-34, Class SB, IO, 4.03s, 2027                                                       490,362
 ..........................................................................................................................
          6,120,261    Ser. 99-31, Class MP, PO, zero %, 2029                                                    5,102,768
 ..........................................................................................................................
          1,012,913    Ser. 98-2, Class EA, PO, zero %, 2028                                                       795,136
 ..........................................................................................................................
            955,000  Granite Mortgages PLC FRN Ser. 01-1,
                     Class 1C, 6.192s, 2041 (United Kingdom)                                                       955,000
 ..........................................................................................................................
          4,410,000  Holmes Financing PLC Ser. 1, Class 2C,
                     5.91s, 2040                                                                                 4,383,540
 ..........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
 ..........................................................................................................................
            915,000    Ser. 96-C2, Class E, 6.96s, 2028                                                            841,251
 ..........................................................................................................................
            990,000    Ser. 98-C2, Class F, 6 1/4s, 2030                                                           684,387
 ..........................................................................................................................
         12,951,120    Ser. 96-C2, IO, 1.98s, 2028                                                                 866,106
 ..........................................................................................................................
         14,237,251    Ser. 98-C2, IO, 1.61s, 2030                                                                 896,947
 ..........................................................................................................................
          4,839,069  Mortgage Capital Funding, Inc.
                     Ser. 97-MC2, Class X, IO, 1.577s, 2012                                                        288,076
 ..........................................................................................................................
            713,541  PNC Mortgage Securities Corp.
                     Ser. 97-6, Class A2, 6.6s, 2027                                                               718,000
 ..........................................................................................................................
             88,111  Prudential Home Mortgage Securities
                     Ser. 93-57, Class A4, 5.9s, 2023                                                               88,658
 ..........................................................................................................................
          1,000,000  Residential Mortgage Securities 144A
                     FRB Ser. 8, Class M, 6.33s, 2038                                                            1,399,269
 ..........................................................................................................................
            476,747  Rural Housing Trust Ser. 87-1, Class
                     D, 6.555s, 2026                                                                               480,189
 ..........................................................................................................................
          2,125,000  Starwood Asset Recivables Trust FRB
                     Ser. 00-1, Class E, 7.8s, 2005                                                              2,137,538
--------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $41,917,846)                                                                        $42,862,238
--------------------------------------------------------------------------------------------------------------------------
Brady Bonds (2.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $3,632,000  Argentina (Republic of) deb. FRB
                     5.563s, 2005                                                                               $2,973,882
 ..........................................................................................................................
          8,767,639  Brazil (Federal Republic of) bonds
                     8s, 2014                                                                                    6,488,053
 ..........................................................................................................................
          1,770,000  Brazil (Federal Republic of) unsub.
                     11s, 2040                                                                                   1,309,800
 ..........................................................................................................................
            315,000  Bulgaria (Government of) deb.
                     Ser. PDI, FRB, 6.313s, 2011                                                                   247,275
 ..........................................................................................................................
          1,525,000  Bulgaria (Government of) Ser. A,
                     FLIRB, 3s, 2012                                                                             1,233,420
 ..........................................................................................................................
          1,140,000  Peru (Republic of) bonds FLIRB
                     3 3/4s, 2017                                                                                  709,650
 ..........................................................................................................................
          2,800,000  United Mexican States bonds Ser. B,
                     6 1/4s, 2019                                                                                2,548,000
 ..........................................................................................................................
          1,392,840  Venezuela (Republic of) deb. Ser. DL,
                     FRB 4.75s, 2007                                                                             1,159,539
--------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $16,785,792)                                                                        $16,669,619
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (2.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
             14,196  AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                             142
 ..........................................................................................................................
                289  Benedek Communications Corp.
                     11.50% pfd. (PIK)                                                                              80,920
 ..........................................................................................................................
             46,000  California Federal Bancorp, Inc.
                     Ser. A, $2.281 pfd.                                                                         1,162,880
 ..........................................................................................................................
             56,946  CGA Group, Ltd. 144A Ser. A, zero %
                     pfd. (PIK)                                                                                  1,423,651
 ..........................................................................................................................
             26,390  Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd. (PIK)                                                                           1,444,853
 ..........................................................................................................................
              2,110  Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                      55,915
 ..........................................................................................................................
             15,773  CSC Holdings, Inc. Ser. M, $11.125
                     cum. pfd. (PIK)                                                                             1,683,768
 ..........................................................................................................................
             22,720  Diva Systems Corp. Ser. C, 6.00% pfd.                                                          79,520
 ..........................................................................................................................
             34,000  Diva Systems Corp. Ser. D, zero % pfd.                                                        119,000
 ..........................................................................................................................
             12,000  Doane Products Co. $7.125 pfd.                                                                360,000
 ..........................................................................................................................
                 37  Dobson Communications Corp.
                     13.00% pfd.                                                                                    32,190
 ..........................................................................................................................
                760  Dobson Communications Corp. 144A
                     12.25% pfd. (PIK)                                                                             699,200
 ..........................................................................................................................
                310  First Republic 144A 10.50% pfd.                                                               275,668
 ..........................................................................................................................
             10,600  Fitzgeralds Gaming Corp. zero % pfd.                                                              106
 ..........................................................................................................................
              1,657  Granite Broadcasting Corp. 12.75% pfd. (PIK)                                                  306,545
 ..........................................................................................................................
                453  ICG Holdings, Inc. 14.25% pfd. (Canada)
                     (In default) (NON)                                                                                  5
 ..........................................................................................................................
                601  ICG Holdings, Inc. 14.00% pfd. (Canada)
                     (In default) (NON) (PIK)                                                                            6
 ..........................................................................................................................
                986  Intermedia Communications, Inc.
                     Ser. B, 13.50% pfd. (PIK)                                                                     986,000
 ..........................................................................................................................
                286  Nextel Communications, Inc. Ser. D,
                     13.00% cum. pfd. (PIK)                                                                        180,180
 ..........................................................................................................................
                296  Nextel Communications, Inc. 144A
                     Ser. E, 11.125% pfd. (PIK)                                                                    159,840
 ..........................................................................................................................
                236  Paxson Communications Corp. 13.25%
                     cum. pfd. (PIK)                                                                             2,206,600
 ..........................................................................................................................
              9,948  Public Service Co. of New Hampshire
                     $2.65 pfd.                                                                                    198,960
 ..........................................................................................................................
                881  Rural Cellular Corp. 12.25% pfd. (PIK)                                                        704,800
 ..........................................................................................................................
                 16  XO Communications, Inc. Ser. B,
                     13.50% pfd.                                                                                     1,040
--------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $14,571,107)                                                                        $12,161,789
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (1.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $6,205,000  Conseco Finance Securitization
                     Ser. 00-4, Class A6, 8.31s, 2032                                                           $6,564,696
 ..........................................................................................................................
            960,000  Conseco Finance Securitization
                     Ser. 00-6, Class M2, 8.2s, 2032                                                               946,727
--------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $7,163,037)                                                                          $7,511,423
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (0.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $180,000  American Tower Corp. cv. notes 5s, 2010                                                      $141,975
 ..........................................................................................................................
            320,000  DaVita, Inc. cv. sub. notes 7s, 2009                                                          306,752
 ..........................................................................................................................
          1,670,000  Exide Corp. 144A cv. sr. sub. notes
                     2.9s, 2005                                                                                    736,888
 ..........................................................................................................................
            450,000  Healthsouth Corp. cv. sub. deb.
                     3 1/4s, 2003                                                                                  425,250
 ..........................................................................................................................
            250,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                          250,938
 ..........................................................................................................................
          1,000,000  Micron Technology, Inc. cv. 6 1/2s, 2005                                                      865,000
 ..........................................................................................................................
            710,000  Nextel Communications, Inc. cv. sr. notes
                     5 1/4s, 2010                                                                                  429,550
 ..........................................................................................................................
            120,000  Rogers Communications cv. deb. 2s,
                     2005 (Canada)                                                                                  93,450
 ..........................................................................................................................
          1,020,000  Solectron Corp. cv. notes zero %, 2020                                                        502,350
 ..........................................................................................................................
             60,000  Spectrasite Holdings, Inc. cv. sr.  notes
                     6 3/4s, 2010                                                                                   38,670
 ..........................................................................................................................
            540,000  Telewest Finance Corp. cv. sub. notes
                     6s, 2005 (United Kingdom)                                                                     379,350
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $4,245,509)                                                                          $4,170,173
--------------------------------------------------------------------------------------------------------------------------
Purchased Options Outstanding (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                    Expiration Date/
Contract Amount                                                                     Strike Price                     Value
 ..........................................................................................................................
       $500,000,000  Japanese Government Bond
                     10-year Future traded option
                     (J.P. Morgan Securities)
                     (Call)                                                         SEP 01/105 JPY              $1,429,431
 ..........................................................................................................................
            534,400  Argentina (Republic of) FRB
                     option (Lehman Brothers
                     Special Financing, Inc.)                                       AUG 01/88.7                     37,408
--------------------------------------------------------------------------------------------------------------------------
                     Total Purchased Options Outstanding
                     (cost $1,462,892)                                                                           1,466,839
--------------------------------------------------------------------------------------------------------------------------
Common Stocks (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
                200  AmeriKing, Inc. (NON)                                                                              $2
 ..........................................................................................................................
             28,114  Arch Wireless, Inc. (NON)                                                                       4,639
 ..........................................................................................................................
             12,220  Aurora Foods, Inc. (NON)                                                                       66,966
 ..........................................................................................................................
            143,564  Celcaribe S.A. (NON)                                                                           17,946
 ..........................................................................................................................
             30,000  Contour Energy Co. (NON)                                                                       67,500
 ..........................................................................................................................
             20,830  Fitzgeralds Gaming Corp. (NON)                                                                    208
 ..........................................................................................................................
             10,535  Intira Corp. (NON)                                                                                  1
 ..........................................................................................................................
              9,181  MGC Communications, Inc. (NON)                                                                  8,722
 ..........................................................................................................................
                 61  Premium Holdings (L.P.) 144A                                                                      993
 ..........................................................................................................................
                528  PSF Holdings LLC Class A (NON)                                                                858,163
 ..........................................................................................................................
                151  Quorum Broadcast Holdings, Inc. Class E                                                       150,547
 ..........................................................................................................................
             22,399  United Artists Theatre                                                                        134,394
 ..........................................................................................................................
              1,335  Vast Solutions, Inc. Class B1 (NON)                                                             4,005
 ..........................................................................................................................
              1,335  Vast Solutions, Inc. Class B2 (NON)                                                             4,005
 ..........................................................................................................................
              1,335  Vast Solutions, Inc. Class B3 (NON)                                                             4,005
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $4,271,547)                                                                          $1,322,096
--------------------------------------------------------------------------------------------------------------------------
Units (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                      Value
 ..........................................................................................................................
                840  Australis Media, Ltd. units 15 3/4s, 2003
                     (Australia) (In default) (NON)                                                                    $84
 ..........................................................................................................................
          2,321,451  Contifinancial Corp. Liquidating
                     Trust units 8 1/8s, 2031                                                                     $185,716
 ..........................................................................................................................
                360  Fresenius Medical Capital Trust II
                     units 8.75%, 2008 (Germany)                                                                   357,300
 ..........................................................................................................................
                520  IWO Holdings, Inc. 144A units 14s, 2011                                                       452,400
 ..........................................................................................................................
                760  Pegasus Shipping 144A company
                     guaranty stepped-coupon zero %
                     (14 1/2s, 6/20/03) 2008 (Bermuda) (STP)                                                        26,600
 ..........................................................................................................................
                650  XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                            195,000
 ..........................................................................................................................
              2,800  XCL, Ltd. 144A units cum. pfd.
                     9 1/2s, 2006 (PIK)                                                                              1,400
--------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $4,699,573)                                                                          $1,218,500
--------------------------------------------------------------------------------------------------------------------------
Warrants (0.1%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                  Expiration Date                  Value
 ..........................................................................................................................
                  6  Anker Coal
                     Group, Inc. 144A                                                  10/28/09                         $1
 ..........................................................................................................................
                975  Asia Pulp & Paper
                     Co., Ltd. 144A                                                     3/15/05                         10
 ..........................................................................................................................
                410  Bestel S.A. de C.V. (Mexico)                                       5/15/05                     49,200
 ..........................................................................................................................
                410  Birch Telecommunications, Inc.
                     144A (PIK)                                                         6/15/08                         41
 ..........................................................................................................................
              2,575  CellNet Data Systems, Inc.                                         10/1/07                          3
 ..........................................................................................................................
             36,500  CGA Group, Ltd. 144A                                               2/11/07                        365
 ..........................................................................................................................
                460  Colo.com, Inc. 144A                                                3/15/10                          5
 ..........................................................................................................................
              1,100  Comunicacion Cellular
                     144A (Colombia)                                                   11/15/03                      2,200
 ..........................................................................................................................
                890  Dayton Superior Corp.                                              6/15/09                     17,800
 ..........................................................................................................................
              1,320  Decrane Aircraft Holdings Co.                                      9/30/08                          1
 ..........................................................................................................................
             12,402  Delta Financial Corp.                                             12/21/10                          1
 ..........................................................................................................................
                877  Diva Systems Corp.                                                 5/15/06                    219,250
 ..........................................................................................................................
              4,971  Diva Systems Corp. 144A                                             3/1/08                     24,855
 ..........................................................................................................................
                300  Globalstar Telecommunications                                      2/15/04                          3
 ..........................................................................................................................
                920  Horizon PCS., Inc.                                                 10/1/01                     18,400
 ..........................................................................................................................
              5,181  ICG Communications, Inc.                                          10/15/05                         52
 ..........................................................................................................................
                650  Interact Systems, Inc.                                              8/1/03                          7
 ..........................................................................................................................
                650  Interact Systems, Inc. 144A                                       12/15/09                          7
 ..........................................................................................................................
                270  International Wireless
                     Communications Holdings
                     144A                                                               8/15/01                          1
 ..........................................................................................................................
             63,257  Intira Corp. Class B                                               9/29/10                          6
 ..........................................................................................................................
                790  Ipcs Inc. 144A                                                     7/15/10                     15,800
 ..........................................................................................................................
                650  Iridium World Com 144A                                             7/15/05                          1
 ..........................................................................................................................
                970  Jostens, Inc.                                                       5/1/10                     19,400
 ..........................................................................................................................
              1,750  KMC Telecommunications
                     Holdings, Inc. 144A                                                4/15/08                         18
 ..........................................................................................................................
              1,035  Knology Holdings                                                  10/22/07                        129
 ..........................................................................................................................
                486  Leap Wireless
                     International, Inc. 144A                                           4/15/10                     17,982
 ..........................................................................................................................
                735  Maxcom Telecomunicaciones
                     SA de CV 144A (Mexico)                                              4/1/07                          7
 ..........................................................................................................................
              1,660  McCaw International, Ltd.                                          4/15/07                     24,900
 ..........................................................................................................................
                495  Mediq, Inc. 144A                                                    6/1/09                          5
 ..........................................................................................................................
                670  Ntelos, Inc.                                                       8/15/10                        670
 ..........................................................................................................................
                500  Orbital Imaging Corp. 144A                                          3/1/05                          1
 ..........................................................................................................................
                585  Orion Network Systems                                              1/15/07                         73
 ..........................................................................................................................
                460  Pagemart, Inc. 144A                                               12/31/03                          5
 ..........................................................................................................................
                960  Paxson Communications
                     Corp. 144A                                                         6/30/03                      3,840
 ..........................................................................................................................
                350  Pliant Corp. 144A                                                   6/1/10                        350
 ..........................................................................................................................
                700  Railamerica Transportation Corp.                                   8/15/10                     49,000
 ..........................................................................................................................
                395  Raintree Resort 144A                                               12/1/04                          4
 ..........................................................................................................................
                750  Signature Brands, Ltd.                                             8/15/02                          1
 ..........................................................................................................................
                950  Startec Global
                     Communications Corp.                                               5/15/08                         29
 ..........................................................................................................................
                235  Sterling Chemicals Holdings                                        8/15/08                        197
 ..........................................................................................................................
                360  Telehub Communications
                     Corp. 144A                                                         7/31/05                          4
 ..........................................................................................................................
                330  Travel Centers of America                                           5/1/09                          3
 ..........................................................................................................................
              1,420  Ubiquitel, Inc. 144A                                               4/15/10                      3,550
 ..........................................................................................................................
              1,390  UIH Australia/Pacific, Inc. 144A                                   5/15/06                      1,390
 ..........................................................................................................................
                650  Veraldo Holdings, Inc. 144A                                        4/15/08                        325
 ..........................................................................................................................
                 30  Versatel Telecom N.V.
                     (Netherlands)                                                      5/15/08                        585
 ..........................................................................................................................
                500  XM Satellite Radio
                     Holdings, Inc. 144A                                                3/15/10                        500
--------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $845,498)                                                                              $470,977
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks (0.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number Of Shares                                                                                                     Value
 ..........................................................................................................................
                 88  Anker Coal Group, Inc. $14.25 cv. pfd.                                                           $440
 ..........................................................................................................................
                650  Interact Systems, Inc. 144A
                     14.00% cv. pfd. (In default) (NON)                                                                  7
 ..........................................................................................................................
              4,200  LTV Corp. (The) 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                              7,350
 ..........................................................................................................................
                 38  Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                          357,200
 ..........................................................................................................................
                108  World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                 1,782
 ..........................................................................................................................
                553  XCL, Ltd. 144A Ser. A, 9.50%
                     cum. cv. pfd. (PIK)                                                                               277
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $889,384)                                                                              $367,056
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (4.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $900,000  Corporate Receivables Corp. effective
                     yield of 4.65%, August 21, 2001                                                              $899,687
 ..........................................................................................................................
         26,328,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001, with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $26,336,995 for an effective yield
                     of 4.1%                                                                                    26,328,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $27,227,687)                                                                        $27,227,687
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $667,522,561) (b)                                                                  $598,943,357
--------------------------------------------------------------------------------------------------------------------------

Forward Currency Contracts to Buy at June 30, 2001
(aggregate face value $75,448,374)
------------------------------------------------------------------------------
                                                                  Unrealized
                                         Aggregate    Delivery   Appreciation/
                        Market Value    Face Value      Date    (Depreciation)
 ..............................................................................
Australian Dollars       $1,130,977     $1,169,393    9/19/2001    $(38,416)
 ..............................................................................
British Pounds              998,751        988,479    9/19/2001      10,272
 ..............................................................................
Canadian Dollar           4,380,662      4,364,158    9/19/2001      16,504
 ..............................................................................
Danish Krone                602,043        603,447    9/19/2001      (1,404)
 ..............................................................................
Euro                     16,804,106     16,885,308    9/19/2001     (81,202)
 ..............................................................................
Japanese Yen             49,418,776     51,145,454    9/19/2001  (1,726,678)
 ..............................................................................
Swiss Franc                 289,810        292,135    9/19/2001      (2,325)
-----------------------------------------------------------------------------
                                                                $(1,823,249)
-----------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2001
(aggregate face value $107,237,039)
-----------------------------------------------------------------------------
                                                                 Unrealized
                            Market       Aggregate    Delivery   Appreciation/
                            Value       Face Value      Date    (Depreciation)
 ..............................................................................
Australian Dollars         $596,331       $607,804    9/19/2001     $11,473
 ..............................................................................
British Pounds            8,257,520      8,227,191    9/19/2001     (30,329)
 ..............................................................................
Canadian Dollar           7,608,674      7,597,634    9/19/2001     (11,040)
 ..............................................................................
Euro                     45,024,605     45,267,802    9/19/2001     243,197
 ..............................................................................
Japanese Yen             35,156,568     36,348,703    9/19/2001   1,192,135
 ..............................................................................
New Zealand Dollar        1,586,110      1,636,429    9/19/2001      50,319
 ..............................................................................
Swedish Krona             7,480,463      7,551,476    9/19/2001      71,013
-----------------------------------------------------------------------------
                                                                 $1,526,768
-----------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2001
-----------------------------------------------------------------------------
                                                                 Unrealized
                                         Aggregate   Expiration  Appreciation/
                        Total Value     Face Value      Date    (Depreciation)
 ..............................................................................
Euro-Bobl
5yr (Long)              $19,068,104    $18,966,613     Sep-01      $101,491
 ..............................................................................
Gilt 10yr (Long)         20,158,917     20,274,675     Sep-01      (115,758)
 ..............................................................................
JGB 10 yr (Long)            788,468        787,082     Sep-01         1,386
 ..............................................................................
US Treasury
10 yr (Long)              4,714,688      4,647,182     Sep-01        67,506
 ..............................................................................
US Treasury
10 yr (Short)               501,563        493,377     Sep-01        (8,186)
 ..............................................................................
US Treasury
10 yr (Short)            12,361,875     12,409,252     Sep-01        47,377
 ..............................................................................
US Treasury
10 yr (Long)             10,095,531     10,003,629     Sep-01        91,902
-----------------------------------------------------------------------------
                                                                   $185,718
-----------------------------------------------------------------------------
Written Put Options on Foreign Currency Outstanding
at June 30, 2001
(premium received $21,376)
-----------------------------------------------------------------------------
                                           Expiration Date/          Market
Contract Amount                              Strike Price            Value
 ..............................................................................
$1,068,800  Argentina (Republic of)
            FRB option (Lehman
            Brothers Special
            Financing, Inc.)                 Aug. 01/82.7           $29,926
-----------------------------------------------------------------------------
Swap Contracts outstanding at June 30, 2001
-----------------------------------------------------------------------------
                                         Notional  Termination    Unrealized
                                          Amount      Date       Appreciation
 ..............................................................................
Agreement with Merrill Lynch
dated October 27, 2000 to pay
semi-annually the notional amount
multiplied by 6.74%, and receive
quarterly the notional amount
multiplied by USD Three Month
LIBOR                                  $5,600,000   Oct-05         $247,983
-----------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT The George Putnam Fund of Boston
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (57.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.2%)
 ..........................................................................................................................
             21,100  Interpublic Group of Cos., Inc.                                                              $619,285
 ..........................................................................................................................
              4,900  Valassis Communications, Inc. (NON)                                                           175,420
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   794,705
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.6%)
 ..........................................................................................................................
              8,200  Boeing Co.                                                                                    455,920
 ..........................................................................................................................
              3,000  General Dynamics Corp.                                                                        233,430
 ..........................................................................................................................
              8,900  Goodrich Corp.                                                                                338,022
 ..........................................................................................................................
             32,100  Lockheed Martin Corp.                                                                       1,189,305
 ..........................................................................................................................
             10,700  Northrop Grumman Corp.                                                                        857,070
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,073,747
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ..........................................................................................................................
              9,100  Delta Air Lines, Inc.                                                                         401,128
 ..........................................................................................................................
             38,000  Southwest Airlines Co.                                                                        702,620
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,103,748
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..........................................................................................................................
             23,200  Ford Motor Co.                                                                                569,560
--------------------------------------------------------------------------------------------------------------------------
Banking (7.3%)
 ..........................................................................................................................
             95,500  Bank of America Corp.                                                                       5,732,865
 ..........................................................................................................................
             31,100  Bank of New York Co., Inc. (The)                                                            1,492,800
 ..........................................................................................................................
             22,200  BB&T Corp.                                                                                    814,740
 ..........................................................................................................................
            108,500  Charter One Financial, Inc.                                                                 3,461,150
 ..........................................................................................................................
             64,200  Comerica, Inc.                                                                              3,697,920
 ..........................................................................................................................
             19,100  First Union Corp.                                                                             667,354
 ..........................................................................................................................
             96,200  FleetBoston Financial Corp.                                                                 3,795,090
 ..........................................................................................................................
             11,400  M & T Bank Corp.                                                                              860,700
 ..........................................................................................................................
             10,500  Mercantile Bankshares Corp.                                                                   410,865
 ..........................................................................................................................
              8,400  North Fork Bancorporation, Inc.                                                               260,400
 ..........................................................................................................................
             29,330  Synovus Financial Corp.                                                                       920,375
 ..........................................................................................................................
            186,488  U.S. Bancorp                                                                                4,250,062
 ..........................................................................................................................
             75,650  Washington Mutual, Inc.                                                                     2,840,658
 ..........................................................................................................................
             93,800  Wells Fargo & Co.                                                                           4,355,134
 ..........................................................................................................................
             12,900  Zions Bancorp                                                                                 761,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                34,321,213
--------------------------------------------------------------------------------------------------------------------------
Beverage (2.0%)
 ..........................................................................................................................
             43,700  Anheuser-Busch Cos., Inc.                                                                   1,800,440
 ..........................................................................................................................
              6,490  Brown-Forman Corp. Class B                                                                    414,971
 ..........................................................................................................................
             42,800  Coca-Cola Co. (The)                                                                         1,926,000
 ..........................................................................................................................
             64,900  Coca-Cola Enterprises, Inc.                                                                 1,061,115
 ..........................................................................................................................
             35,800  Fortune Brands, Inc.                                                                        1,373,288
 ..........................................................................................................................
             31,000  Pepsi Bottling Group, Inc. (The)                                                            1,243,100
 ..........................................................................................................................
             39,100  PepsiCo, Inc.                                                                               1,728,220
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,547,134
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.3%)
 ..........................................................................................................................
             19,200  Clear Channel Communications, Inc. (NON)                                                    1,203,840
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
 ..........................................................................................................................
              1,700  Adelphia Communications Corp. Class A (NON)                                                    69,700
 ..........................................................................................................................
             92,600  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               1,619,574
 ..........................................................................................................................
             25,200  USA Networks, Inc. (NON)                                                                      705,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,394,874
--------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.2%)
 ..........................................................................................................................
             11,500  Eaton Corp.                                                                                   806,150
--------------------------------------------------------------------------------------------------------------------------
Chemicals (1.2%)
 ..........................................................................................................................
             19,600  Avery Dennison Corp.                                                                        1,000,580
 ..........................................................................................................................
             37,500  Dow Chemical Co. (The)                                                                      1,246,875
 ..........................................................................................................................
             26,120  du Pont (E.I.) de Nemours & Co., Ltd.                                                       1,260,029
 ..........................................................................................................................
             30,300  Engelhard Corp.                                                                               781,437
 ..........................................................................................................................
             26,300  PPG Industries, Inc.                                                                        1,382,591
 ..........................................................................................................................
              4,300  Rohm & Haas Co.                                                                               141,470
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,812,982
--------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
 ..........................................................................................................................
             10,900  Arch Coal, Inc.                                                                               281,983
 ..........................................................................................................................
             12,600  Peabody Energy Corp. (NON)                                                                    412,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   694,633
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
 ..........................................................................................................................
             41,500  Cendant Corp. (NON)                                                                           809,250
--------------------------------------------------------------------------------------------------------------------------
Computers (2.7%)
 ..........................................................................................................................
            166,000  Compaq Computer Corp.                                                                       2,571,340
 ..........................................................................................................................
             62,200  Dell Computer Corp. (NON)                                                                   1,626,530
 ..........................................................................................................................
            106,700  Hewlett-Packard Co.                                                                         3,051,620
 ..........................................................................................................................
             38,400  IBM Corp.                                                                                   4,339,200
 ..........................................................................................................................
             16,600  Lexmark International, Inc. (NON)                                                           1,116,350
 ..........................................................................................................................
                800  NCR Corp. (NON)                                                                                37,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,742,640
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.1%)
 ..........................................................................................................................
                650  Berkshire Hathaway, Inc. Class B (NON)                                                      1,495,000
 ..........................................................................................................................
             21,300  Cooper Industries, Inc.                                                                       843,267
 ..........................................................................................................................
             92,900  General Electric Co.                                                                        4,528,875
 ..........................................................................................................................
             29,700  Honeywell International, Inc.                                                               1,039,203
 ..........................................................................................................................
             39,000  Tyco International, Ltd. (Bermuda)                                                          2,125,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,031,845
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.3%)
 ..........................................................................................................................
              9,900  Household International, Inc.                                                                 660,330
 ..........................................................................................................................
             14,300  Providian Financial Corp.                                                                     846,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,506,890
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.2%)
 ..........................................................................................................................
             17,800  Kimberly-Clark Corp.                                                                          995,020
--------------------------------------------------------------------------------------------------------------------------
Distribution (--%)
 ..........................................................................................................................
              7,400  SYSCO Corp.                                                                                   200,910
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.7%)
 ..........................................................................................................................
             51,480  Cinergy Corp.                                                                               1,799,226
 ..........................................................................................................................
             27,400  CMS Energy Corp.                                                                              763,090
 ..........................................................................................................................
             18,870  Constellation Energy Group, Inc.                                                              803,862
 ..........................................................................................................................
              5,500  Dominion Resources, Inc.                                                                      330,715
 ..........................................................................................................................
             37,595  DPL, Inc.                                                                                   1,088,751
 ..........................................................................................................................
              2,200  DTE Energy Co.                                                                                102,168
 ..........................................................................................................................
             14,100  Duke Energy Corp.                                                                             550,041
 ..........................................................................................................................
             52,200  Entergy Corp.                                                                               2,003,958
 ..........................................................................................................................
             35,800  FirstEnergy Corp.                                                                           1,151,328
 ..........................................................................................................................
              3,700  FPL Group, Inc.                                                                               222,777
 ..........................................................................................................................
             22,500  Northeast Utilities                                                                           466,875
 ..........................................................................................................................
             52,450  Progress Energy, Inc.                                                                       2,356,054
 ..........................................................................................................................
             27,800  Reliant Energy, Inc.                                                                          895,438
 ..........................................................................................................................
              5,900  TXU Corp.                                                                                     284,321
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,818,604
--------------------------------------------------------------------------------------------------------------------------
Electronics (1.2%)
 ..........................................................................................................................
              1,400  Avnet, Inc.                                                                                    31,388
 ..........................................................................................................................
             91,500  Intel Corp.                                                                                 2,676,375
 ..........................................................................................................................
            118,700  Motorola, Inc.                                                                              1,965,672
 ..........................................................................................................................
             39,400  Solectron Corp. (NON)                                                                         721,020
 ..........................................................................................................................
             10,640  W.W. Grainger, Inc.                                                                           437,942
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,832,397
--------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
 ..........................................................................................................................
             14,900  Schlumberger, Ltd.                                                                            784,485
 ..........................................................................................................................
             15,300  Transocean Sedco Forex, Inc.                                                                  631,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,415,610
--------------------------------------------------------------------------------------------------------------------------
Financial (3.7%)
 ..........................................................................................................................
             31,100  American Express Co.                                                                        1,206,680
 ..........................................................................................................................
            191,600  Citigroup, Inc.                                                                            10,124,144
 ..........................................................................................................................
             49,700  Fannie Mae                                                                                  4,231,955
 ..........................................................................................................................
             25,000  Freddie Mac                                                                                 1,750,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,312,779
--------------------------------------------------------------------------------------------------------------------------
Food (0.6%)
 ..........................................................................................................................
             26,700  Heinz (H.J.) Co.                                                                            1,091,763
 ..........................................................................................................................
             23,400  Kraft Foods, Inc. Class A (NON)                                                               725,400
 ..........................................................................................................................
              3,800  Quaker Oats Co. (The)                                                                         346,750
 ..........................................................................................................................
             26,540  Sara Lee Corp.                                                                                502,668
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,666,581
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.0%)
 ..........................................................................................................................
             28,300  CIGNA Corp.                                                                                 2,711,706
 ..........................................................................................................................
             20,320  HCA, Inc.                                                                                     918,261
 ..........................................................................................................................
             24,900  McKesson HBOC, Inc.                                                                           924,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,554,255
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.8%)
 ..........................................................................................................................
             47,100  ACE, Ltd.                                                                                   1,841,139
 ..........................................................................................................................
              2,900  Allmerica Financial Corp.                                                                     166,750
 ..........................................................................................................................
             10,300  AMBAC Financial Group, Inc.                                                                   599,460
 ..........................................................................................................................
             76,400  American General Corp.                                                                      3,548,780
 ..........................................................................................................................
             11,400  American International Group, Inc.                                                            980,400
 ..........................................................................................................................
              7,900  Chubb Corp. (The)                                                                             611,697
 ..........................................................................................................................
             17,200  Hartford Financial Services Group,
                     Inc. (The)                                                                                  1,176,480
 ..........................................................................................................................
              4,300  MBIA, Inc.                                                                                    239,424
 ..........................................................................................................................
              7,300  PMI Group, Inc. (The)                                                                         530,418
 ..........................................................................................................................
             26,800  Radian Group, Inc.                                                                          1,084,060
 ..........................................................................................................................
              6,000  St. Paul Cos., Inc.                                                                           304,140
 ..........................................................................................................................
             18,500  UnumProvident Corp.                                                                           594,220
 ..........................................................................................................................
             17,500  XL Capital, Ltd. Class A (Bermuda)                                                          1,436,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,113,718
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.3%)
 ..........................................................................................................................
             23,800  Bear Stearns Cos., Inc. (The)                                                               1,403,486
 ..........................................................................................................................
             12,200  Goldman Sachs Group, Inc. (The)                                                             1,046,760
 ..........................................................................................................................
             79,100  J.P. Morgan Chase & Co.                                                                     3,527,860
 ..........................................................................................................................
              7,800  Lehman Brothers Holdings, Inc.                                                                606,450
 ..........................................................................................................................
             18,500  Merrill Lynch & Co., Inc.                                                                   1,096,125
 ..........................................................................................................................
             51,200  Morgan Stanley, Dean Witter & Co.                                                           3,288,576
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,969,257
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
 ..........................................................................................................................
             31,300  Marriott International, Inc. Class A                                                        1,481,742
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ..........................................................................................................................
             14,300  Parker-Hannifin Corp.                                                                         606,892
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ..........................................................................................................................
              5,900  Illinois Tool Works, Inc.                                                                     373,470
--------------------------------------------------------------------------------------------------------------------------
Media (0.7%)
 ..........................................................................................................................
            118,000  Disney (Walt) Productions, Inc.                                                             3,409,020
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.2%)
 ..........................................................................................................................
             12,000  Pall Corp.                                                                                    282,360
 ..........................................................................................................................
             11,800  St. Jude Medical, Inc. (NON)                                                                  708,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   990,360
--------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ..........................................................................................................................
             10,700  Alcoa, Inc.                                                                                   421,580
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.5%)
 ..........................................................................................................................
             27,300  Enron Corp.                                                                                 1,337,700
 ..........................................................................................................................
              4,300  National Fuel Gas Co.                                                                         223,557
 ..........................................................................................................................
             24,300  NiSource, Inc.                                                                                664,119
 ..........................................................................................................................
             10,300  Williams Cos., Inc. (The)                                                                     339,385
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,564,761
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.4%)
 ..........................................................................................................................
             13,800  Chevron, Inc.                                                                               1,248,900
 ..........................................................................................................................
             18,000  Conoco, Inc. Class A                                                                          507,600
 ..........................................................................................................................
             17,550  Conoco, Inc. Class B                                                                          507,195
 ..........................................................................................................................
            130,460  Exxon Mobil Corp.                                                                          11,395,648
 ..........................................................................................................................
            114,500  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               6,671,915
 ..........................................................................................................................
             48,900  Tosco Corp.                                                                                 2,154,045
 ..........................................................................................................................
             17,700  TotalFinaElf SA ADR (France)                                                                1,242,540
 ..........................................................................................................................
             44,200  Unocal Corp.                                                                                1,509,430
 ..........................................................................................................................
             17,400  USX-Marathon Group                                                                            513,474
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,750,747
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.1%)
 ..........................................................................................................................
             61,400  Abitibi-Consolidated, Inc. (Canada)                                                           469,351
 ..........................................................................................................................
            125,800  Abitibi-Consolidated, Inc. (Canada)                                                           962,370
 ..........................................................................................................................
             13,400  Boise Cascade Corp.                                                                           471,278
 ..........................................................................................................................
             35,700  International Paper Co.                                                                     1,274,490
 ..........................................................................................................................
             37,940  Owens-Illinois, Inc. (NON)                                                                    257,233
 ..........................................................................................................................
             43,100  Smurfit-Stone Container Corp. (NON)                                                           698,220
 ..........................................................................................................................
             16,900  Sonoco Products Co.                                                                           420,472
 ..........................................................................................................................
              7,500  Weyerhaeuser Co.                                                                              412,275
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,965,689
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (4.2%)
 ..........................................................................................................................
             16,400  Abbott Laboratories                                                                           787,364
 ..........................................................................................................................
             33,400  American Home Products Corp.                                                                1,951,896
 ..........................................................................................................................
             59,800  Bristol-Myers Squibb Co.                                                                    3,127,540
 ..........................................................................................................................
             83,400  Johnson & Johnson                                                                           4,170,000
 ..........................................................................................................................
             88,500  Merck & Co., Inc.                                                                           5,656,035
 ..........................................................................................................................
             58,000  Pharmacia Corp.                                                                             2,665,100
 ..........................................................................................................................
             36,600  Schering-Plough Corp.                                                                       1,326,384
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,684,319
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.3%)
 ..........................................................................................................................
             13,300  Eastman Kodak Co.                                                                             620,844
 ..........................................................................................................................
             67,500  Xerox Corp.                                                                                   645,975
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,266,819
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ..........................................................................................................................
             12,160  Tribune Co.                                                                                   486,522
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ..........................................................................................................................
             29,440  Union Pacific Corp.                                                                         1,616,550
--------------------------------------------------------------------------------------------------------------------------
Real Estate (1.0%)
 ..........................................................................................................................
             34,400  Boston Properties, Inc. (R)                                                                 1,406,960
 ..........................................................................................................................
             35,060  Equity Office Properties Trust (R)                                                          1,108,948
 ..........................................................................................................................
             35,940  Equity Residential Properties Trust (R)                                                     2,032,407
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,548,315
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.8%)
 ..........................................................................................................................
             47,700  BellSouth Corp.                                                                             1,920,879
 ..........................................................................................................................
            164,300  SBC Communications, Inc. (SEG)                                                              6,581,858
 ..........................................................................................................................
             86,600  Verizon Communications, Inc.                                                                4,633,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,135,837
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ..........................................................................................................................
             21,300  Darden Restaurants, Inc.                                                                      594,270
 ..........................................................................................................................
             75,300  McDonald's Corp.                                                                            2,037,618
 ..........................................................................................................................
              3,800  Tricon Global Restaurants, Inc. (NON)                                                         166,820
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,798,708
--------------------------------------------------------------------------------------------------------------------------
Retail (1.7%)
 ..........................................................................................................................
             12,000  Albertsons, Inc.                                                                              359,880
 ..........................................................................................................................
             19,100  Circuit City Stores-Circuit City Group                                                        343,800
 ..........................................................................................................................
              4,700  CVS Corp.                                                                                     181,420
 ..........................................................................................................................
              4,200  Federated Department Stores, Inc. (NON)                                                       178,500
 ..........................................................................................................................
             30,600  Kroger Co. (NON)                                                                              765,000
 ..........................................................................................................................
             85,400  Limited, Inc. (The)                                                                         1,410,808
 ..........................................................................................................................
              6,500  May Department Stores Co.                                                                     222,690
 ..........................................................................................................................
             25,500  Rite Aid Corp. (acquired 6/22/01,
                     cost $191,250) (RES) (NON)                                                                    206,550
 ..........................................................................................................................
             29,800  Sears, Roebuck & Co.                                                                        1,260,838
 ..........................................................................................................................
             79,900  Staples, Inc. (NON)                                                                         1,277,601
 ..........................................................................................................................
             50,700  TJX Cos., Inc. (The)                                                                        1,615,809
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,822,896
--------------------------------------------------------------------------------------------------------------------------
Software (1.2%)
 ..........................................................................................................................
             36,600  BMC Software, Inc. (NON)                                                                      824,964
 ..........................................................................................................................
             34,200  Cadence Design Systems, Inc. (NON)                                                            637,146
 ..........................................................................................................................
             50,600  Computer Associates International, Inc.                                                     1,821,600
 ..........................................................................................................................
             12,900  Microsoft Corp. (NON)                                                                         941,700
 ..........................................................................................................................
            104,900  Parametric Technology Corp. (NON)                                                           1,467,551
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,692,961
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
 ..........................................................................................................................
             20,700  Automatic Data Processing, Inc.                                                             1,028,790
 ..........................................................................................................................
             49,900  Convergys Corp. (NON)                                                                       1,509,475
 ..........................................................................................................................
             97,600  KPMG Consulting, Inc. (NON)                                                                 1,498,160
 ..........................................................................................................................
             27,200  Unisys Corp. (NON)                                                                            400,112
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,436,537
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
 ..........................................................................................................................
              9,200  ALLTEL Corp.                                                                                  563,592
 ..........................................................................................................................
             36,500  AT&T Corp.                                                                                    803,000
 ..........................................................................................................................
              7,700  Broadwing, Inc. (NON)                                                                         188,265
 ..........................................................................................................................
             17,400  Citizens Communications Co. (NON)                                                             209,322
 ..........................................................................................................................
             12,300  Qwest Communications International, Inc.                                                      392,001
 ..........................................................................................................................
            104,300  Sprint Corp. (FON Group)                                                                    2,227,848
 ..........................................................................................................................
             59,100  Worldcom, Inc.-WorldCom Group (NON)                                                           839,220
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,223,248
--------------------------------------------------------------------------------------------------------------------------
Tobacco (1.5%)
 ..........................................................................................................................
            137,700  Philip Morris Cos., Inc.                                                                    6,988,275
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.8%)
 ..........................................................................................................................
             62,200  Republic Services, Inc. (NON)                                                               1,234,670
 ..........................................................................................................................
             82,200  Waste Management, Inc.                                                                      2,533,404
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,768,074
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $251,612,797)                                                                      $273,325,664
--------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (25.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
U.S. Government Agency Mortgage Obligations (15.4%)
 ..........................................................................................................................
           $413,020  Federal Home Loan Mortgage
                     Corporation 6s, April 1, 2014                                                                $407,560
 ..........................................................................................................................
                     Federal National Mortgage Association
 ..........................................................................................................................
          4,819,000    7 1/2s, TBA, July 1, 2031                                                                 4,916,874
 ..........................................................................................................................
          8,605,000    6s, TBA, July 1, 2031                                                                     8,258,132
 ..........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
 ..........................................................................................................................
            215,476    8s, October 1, 2025                                                                         223,669
 ..........................................................................................................................
         16,536,117    7 1/2s, with due dates from
                       August 1, 2029 to June 1, 2031                                                           16,880,562
 ..........................................................................................................................
          2,260,000    7 1/4s, May 15, 2030                                                                      2,445,727
 ..........................................................................................................................
          1,919,517    7s, December 1, 2029                                                                      1,929,901
 ..........................................................................................................................
             65,000    6 5/8s, November 15, 2030                                                                    65,304
 ..........................................................................................................................
         31,597,309    6s, with due dates from
                       January 1,2015 to May 1, 2031                                                            30,436,461
 ..........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
 ..........................................................................................................................
            354,342    8 1/2s, with due dates from
                       October 15, 2017 to
                       November 15, 2017                                                                           377,386
 ..........................................................................................................................
          4,145,211    8s, with due dates from
                       December 15, 2022 to April 15, 2030                                                       4,304,147
 ..........................................................................................................................
            624,945    7 1/2s, January 15, 2030                                                                    641,306
 ..........................................................................................................................
          1,816,011    7s, with due dates from
                       August 15, 2023 to
                       December 15, 2028                                                                         1,837,568
 ..........................................................................................................................
            343,982    6 1/2s, March 15, 2028                                                                      341,024
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                73,065,621
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (9.6%)
 ..........................................................................................................................
            630,000  U.S. Treasury Bonds 5 3/8s,
                     February 15, 2031                                                                             596,925
 ..........................................................................................................................
                     U.S. Treasury Notes
 ..........................................................................................................................
          1,010,000    7s, July 15, 2006                                                                         1,095,537
 ..........................................................................................................................
         16,285,000    5 3/4s, November 15, 2005                                                                16,679,260
 ..........................................................................................................................
         18,315,000    4 5/8s, May 15, 2006                                                                     18,063,169
 ..........................................................................................................................
          8,960,000    3 7/8s, June 30, 2003                                                                     8,898,355
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,333,246
--------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $118,910,097)                                                                      $118,398,867
--------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes (9.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (0.2%)
 ..........................................................................................................................
           $560,000  Boeing Co. deb. 6 5/8s, 2038                                                                 $527,604
 ..........................................................................................................................
            260,000  Lockheed Martin Corp. bonds 8 1/2s,
                     2029                                                                                          287,162
 ..........................................................................................................................
            170,000  Sequa Corp. sr. notes 9s, 2009                                                                169,575
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   984,341
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ..........................................................................................................................
             16,730  Continental Airlines, Inc. pass-through
                     certificates Ser. 974C, 6.8s, 2009                                                             16,713
 ..........................................................................................................................
            690,389  Continental Airlines, Inc. pass-through
                     certificates Ser. 981C, 6.541s, 2009                                                          686,144
 ..........................................................................................................................
            110,000  Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                           106,978
 ..........................................................................................................................
            150,000  Northwest Airlines, Inc. company
                     guaranty 8.7s, 2007                                                                           145,409
 ..........................................................................................................................
             90,000  Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                           89,356
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,044,600
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.4%)
 ..........................................................................................................................
            490,000  DaimlerChrysler Corp. company
                     guaranty 8 1/2s, 2031                                                                         519,434
 ..........................................................................................................................
            490,000  Ford Motor Co. bonds 6 5/8s, 2028                                                             426,217
 ..........................................................................................................................
            895,000  Ford Motor Co. notes 7.45s, 2031                                                              860,032
 ..........................................................................................................................
             70,000  Lear Corp. sub. notes 9 1/2s, 2006                                                             73,273
 ..........................................................................................................................
            195,000  Visteon Corp. sr. notes 8 1/4s, 2010                                                          203,196
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,082,152
--------------------------------------------------------------------------------------------------------------------------
Banking (2.0%)
 ..........................................................................................................................
          1,320,000  Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  1,371,190
 ..........................................................................................................................
            615,000  Bank One Corp. sub. notes 7 7/8s, 2010                                                        659,559
 ..........................................................................................................................
          1,110,000  Bank United Corp. notes Ser. A, 8s, 2009                                                    1,180,485
 ..........................................................................................................................
            580,000  Citicorp sub. notes 6 3/8s, 2008                                                              571,138
 ..........................................................................................................................
            325,000  Colonial Bank sub. notes 8s, 2009                                                             307,427
 ..........................................................................................................................
            250,000  Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                           262,775
 ..........................................................................................................................
            180,000  First Citizens Bank Capital Trust I
                     company guaranty 8.05s, 2028                                                                  158,476
 ..........................................................................................................................
            840,000  First Union Capital II company
                     guaranty Ser. A, 7.95s, 2029                                                                  852,440
 ..........................................................................................................................
            480,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                        467,184
 ..........................................................................................................................
            510,000  Imperial Bank sub. notes 8 1/2s, 2009                                                         553,094
 ..........................................................................................................................
            170,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                                172,684
 ..........................................................................................................................
            220,000  National City Corp. sub. notes 7.2s, 2005                                                     228,305
 ..........................................................................................................................
            395,000  NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                                  402,671
 ..........................................................................................................................
          1,310,000  Peoples Bank-Bridgeport sub. notes
                     7.2s, 2006                                                                                  1,264,857
 ..........................................................................................................................
            615,000  Royal Bank of Scotland Group PLC
                     bonds Ser. 2, 8.817s, 2049
                     (United Kingdom)                                                                              658,376
 ..........................................................................................................................
            420,000  Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                                 454,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,565,311
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
 ..........................................................................................................................
            500,000  Pepsi Bottling Group, Inc. (The) sr. notes
                     Ser. B, 7s, 2029                                                                              498,845
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
 ..........................................................................................................................
             30,000  AMFM Operating, Inc. deb. 12 5/8s, 2006 (PIK)                                                  32,850
 ..........................................................................................................................
            330,000  News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                    310,266
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   343,116
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
 ..........................................................................................................................
             80,000  Adelphia Communications Corp. sr. notes
                     7 7/8s, 2009                                                                                   71,200
 ..........................................................................................................................
            332,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                                 348,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   419,800
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.1%)
 ..........................................................................................................................
            140,000  Lyondell Petrochemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                          139,650
 ..........................................................................................................................
            330,000  Rohm & Haas Co. notes 7.4s, 2009                                                              343,553
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   483,203
--------------------------------------------------------------------------------------------------------------------------
Computers (0.1%)
 ..........................................................................................................................
            450,000  IBM Corp. deb. 7 1/8s, 2096                                                                   438,102
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.4%)
 ..........................................................................................................................
            545,000  Tyco International, Ltd. company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                            551,409
 ..........................................................................................................................
          1,200,000  Tyco International, Ltd. company
                     guaranty 6 1/4s, 2003 (Luxembourg)                                                          1,216,488
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,767,897
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
 ..........................................................................................................................
             90,000  Conseco Financial Corp. sr. sub. notes
                     10 1/4s, 2002                                                                                  89,100
 ..........................................................................................................................
            255,000  Ford Motor Credit Corp. bonds
                     7 3/8s, 2011                                                                                  258,348
 ..........................................................................................................................
            540,000  Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                  545,789
 ..........................................................................................................................
             20,000  Ford Motor Credit Corp. notes
                     6.55s, 2002                                                                                    20,288
 ..........................................................................................................................
             40,000  General Motors Acceptance Corp. notes
                     5 3/4s, 2003                                                                                   40,420
 ..........................................................................................................................
            385,000  Household Finance Corp. notes
                     6 1/2s, 2008                                                                                  379,310
 ..........................................................................................................................
            460,000  Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                                  435,367
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,768,622
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.6%)
 ..........................................................................................................................
            425,000  American Electric Power notes Ser. A,
                     6 1/8s, 2006                                                                                  418,485
 ..........................................................................................................................
            275,000  CILCORP, Inc. sr. notes 8.7s, 2009                                                            288,961
 ..........................................................................................................................
            280,000  CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                  267,400
 ..........................................................................................................................
            500,000  CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                  487,040
 ..........................................................................................................................
            110,000  Mission Energy Holding 144A sec. notes
                     13 1/2s, 2008                                                                                 107,938
 ..........................................................................................................................
             64,533  Northeast Utilities notes Ser. B, 8.38s, 2005                                                  67,564
 ..........................................................................................................................
            555,000  PSI Energy, Inc. 144A 1st mtge.
                     6.65s, 2006                                                                                   548,155
 ..........................................................................................................................
            835,000  TXU Electrical Capital company
                     guaranty 8.175s, 2037                                                                         821,348
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,006,891
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
 ..........................................................................................................................
            120,000  Avista Corp. 144A sr. notes 9 3/4s, 2008                                                      126,614
--------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
 ..........................................................................................................................
            130,000  Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                  136,825
 ..........................................................................................................................
            590,000  Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                  580,099
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   716,924
--------------------------------------------------------------------------------------------------------------------------
Financial (1.2%)
 ..........................................................................................................................
            715,000  AFLAC, Inc. sr. notes 6 1/2s, 2009                                                            702,151
 ..........................................................................................................................
             45,000  American General Institute 144A
                     company guaranty 8 1/8s, 2046                                                                  48,083
 ..........................................................................................................................
            335,000  Associates First Capital Corp. deb.
                     6.95s, 2018                                                                                   332,360
 ..........................................................................................................................
            150,000  Associates First Capital Corp. sr. notes
                     6 1/4s, 2008                                                                                  147,578
 ..........................................................................................................................
            350,000  Associates First Capital Corp. sub. deb.
                     8.15s, 2009                                                                                   381,980
 ..........................................................................................................................
            730,000  Citigroup, Inc. notes 6 1/2s, 2011                                                            724,576
 ..........................................................................................................................
            305,000  Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                           204,350
 ..........................................................................................................................
            550,000  Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                  431,261
 ..........................................................................................................................
            220,000  Markel Capital Trust I company
                     guaranty Ser. B, 8.71s, 2046                                                                  149,818
 ..........................................................................................................................
            540,000  Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                         568,399
 ..........................................................................................................................
            360,000  Principal Financial Group AU 144A
                     notes 7.95s, 2004 (Australia)                                                                 380,484
 ..........................................................................................................................
            450,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                          462,132
 ..........................................................................................................................
            770,000  Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                                 753,453
 ..........................................................................................................................
            390,000  TIG Capital Trust I 144A bonds
                     8.597s, 2027                                                                                  247,634
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,534,259
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.2%)
 ..........................................................................................................................
            230,000  International Game Technology sr.
                     notes 8 3/8s, 2009                                                                            234,600
 ..........................................................................................................................
            190,000  Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                         197,600
 ..........................................................................................................................
            170,000  Mohegan Tribal Gaming sr. sub. notes
                     8 3/4s, 2009                                                                                  173,400
 ..........................................................................................................................
            260,000  Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                       273,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   878,600
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (0.1%)
 ..........................................................................................................................
            150,000  HCA, Inc. med. term notes 6.63s, 2045                                                         149,400
 ..........................................................................................................................
            170,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                              171,488
 ..........................................................................................................................
            270,000  Tenet Healthcare Corp. sr. sub. notes
                     8 5/8s, 2007                                                                                  280,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   601,013
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
 ..........................................................................................................................
            175,000  D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                      168,000
 ..........................................................................................................................
             90,000  Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                    98,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   266,550
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
 ..........................................................................................................................
            410,000  Goldman Sachs Group, Inc (The) notes
                     Ser. B, 7.35s, 2009                                                                           422,448
 ..........................................................................................................................
            805,000  Morgan Stanley, Dean Witter & Co.
                     sr. notes 6 3/4s, 2011                                                                        798,987
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,221,435
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.1%)
 ..........................................................................................................................
            360,000  HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                          338,400
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ..........................................................................................................................
            405,000  Norsk Hydro ASA notes 6.36s,
                     2009 (Norway)                                                                                 396,406
--------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
 ..........................................................................................................................
            920,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                      919,770
--------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ..........................................................................................................................
             60,000  AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                   57,900
 ..........................................................................................................................
            195,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                         199,144
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   257,044
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
 ..........................................................................................................................
            550,000  Osprey Trust 144A sec. notes 8.31s, 2003                                                      566,275
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.6%)
 ..........................................................................................................................
            110,000  El Paso Energy Partners L.P. 144A
                     company guaranty 8 1/2s, 2011                                                                 110,550
 ..........................................................................................................................
            100,000  Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                         108,000
 ..........................................................................................................................
          1,430,000  Louis Dreyfus Natural Gas notes
                     6 7/8s, 2007                                                                                1,421,563
 ..........................................................................................................................
            365,000  Phillips Petroleum Co. notes 8 3/4s, 2010                                                     416,764
 ..........................................................................................................................
            120,000  Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                         133,800
 ..........................................................................................................................
            118,000  Port Arthur Finance Corp. company
                     guaranty 12 1/2s, 2009                                                                        121,540
 ..........................................................................................................................
            110,000  Seagull Energy sr. sub. notes 8 5/8s, 2005                                                    112,951
 ..........................................................................................................................
            450,000  Union Oil Company of California
                     company guaranty 7 1/2s, 2029                                                                 455,315
 ..........................................................................................................................
            135,000  Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                              139,096
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,019,579
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.1%)
 ..........................................................................................................................
            125,000  Abitibi-Consolidated, Inc. deb.
                     8.85s, 2030 (Canada)                                                                          129,426
 ..........................................................................................................................
            400,000  Abitibi-Consolidated, Inc. deb.
                     8 1/2s, 2029                                                                                  399,192
 ..........................................................................................................................
             40,000  Norampac, Inc. sr. notes 9 1/2s,
                     2008 (Canada)                                                                                  41,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   569,818
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ..........................................................................................................................
            210,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                  214,200
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
 ..........................................................................................................................
            170,000  AES Corp. sr. notes 9 3/8s, 2010                                                              170,791
 ..........................................................................................................................
            170,000  Calpine Corp. sr. notes 8 5/8s, 2010                                                          165,301
 ..........................................................................................................................
             70,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                           65,075
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   401,167
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.1%)
 ..........................................................................................................................
            485,000  Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                            487,483
--------------------------------------------------------------------------------------------------------------------------
Real Estate (--%)
 ..........................................................................................................................
             50,000  EOP Operating LP notes 6 3/8s, 2002                                                            50,250
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.2%)
 ..........................................................................................................................
             30,000  US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                          29,851
 ..........................................................................................................................
            765,000  Verizon Global Funding Corp. 144A
                     notes 7 1/4s, 2010                                                                            779,397
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   809,248
--------------------------------------------------------------------------------------------------------------------------
Retail (0.1%)
 ..........................................................................................................................
            411,000  K mart Corp. notes 8 3/8s, 2004                                                               401,753
 ..........................................................................................................................
            140,000  Southland Corp. sr. sub. deb. 5s, 2003                                                        131,058
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   532,811
--------------------------------------------------------------------------------------------------------------------------
Technology (--%)
 ..........................................................................................................................
            125,000  Amkor Technologies, Inc. sr. notes
                     9 1/4s, 2006                                                                                  121,563
 ..........................................................................................................................
             50,000  Flextronics International, Ltd. sr. sub. notes
                     Ser. B, 8 3/4s, 2007 (Singapore)                                                               47,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   168,813
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.7%)
 ..........................................................................................................................
            250,000  Covad Communications Group, Inc.
                     sr. notes 12 1/2s, 2009                                                                        42,500
 ..........................................................................................................................
            835,000  France Telecom 144A notes 7 3/4s,
                     2011 (France)                                                                                 850,640
 ..........................................................................................................................
            190,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 5/8s, 2008 (Bermuda)                                                               150,100
 ..........................................................................................................................
             39,000  Global Crossing Holdings, Ltd.
                     company guaranty 8.7s, 2007 (Bermuda)                                                          30,225
 ..........................................................................................................................
            110,000  MCI WorldCom, Inc. sr. notes 6.4s, 2005                                                       108,214
 ..........................................................................................................................
            350,000  Qwest Capital Funding, Inc. 144A
                     notes 7 1/4s, 2011                                                                            346,574
 ..........................................................................................................................
            505,000  Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                  499,102
 ..........................................................................................................................
            545,000  Sprint Capital Corp. company guaranty
                     5 7/8s, 2004                                                                                  532,939
 ..........................................................................................................................
            820,000  Worldcom, Inc. notes 7 1/2s, 2011                                                             798,122
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,358,416
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ..........................................................................................................................
            280,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                   287,580
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ..........................................................................................................................
            400,000  Allied Waste Industries, Inc. deb.
                     7.4s, 2035                                                                                    334,500
 ..........................................................................................................................
            270,000  Waste Management, Inc. notes
                     6 5/8s, 2002                                                                                  272,098
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   606,598
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.1%)
 ..........................................................................................................................
            310,000  Azurix Corp. sr. notes Ser. B,
                     10 3/8s, 2007                                                                                 310,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $44,916,243)                                                                        $45,042,133
--------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (3.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
                     Commercial Mortgage Asset Trust
 ..........................................................................................................................
           $854,000    Ser. 99-C1, Class A3, 6.64s, 2010                                                          $860,472
 ..........................................................................................................................
          5,060,253    Ser. 99-C1, Class X, Interest Only (IO),
                       1.17s, 2020                                                                                 303,417
 ..........................................................................................................................
            100,000  Countrywide Home Loan Ser. 98-A12,
                     Class A14, 8s, 2028                                                                           103,969
 ..........................................................................................................................
                     CS First Boston Mortgage
                     Securities Corp.
 ..........................................................................................................................
            170,000    Ser. 99-C1, Class E, 7.923s, 2009                                                           174,277
 ..........................................................................................................................
          1,702,500    Ser. 00-C1, Class A2, 7.545s, 2010                                                        1,800,926
 ..........................................................................................................................
          1,245,000    Ser. 99-C1, Class A2, 7.29s, 2009                                                         1,297,134
 ..........................................................................................................................
                     Fannie Mae
 ..........................................................................................................................
            636,394    Ser. 99-51, Class S, IO, 8s, 2029                                                            57,673
 ..........................................................................................................................
          1,967,925    Ser. 01-T4, Class A1, 7 1/2s, 2028                                                        2,029,422
 ..........................................................................................................................
          1,385,000    Ser. 01-T7, Class A1, 7s, 2030                                                            1,426,117
 ..........................................................................................................................
            426,548    Ser. 00-4, Class SX, 6 1/2s, 2023                                                           415,884
 ..........................................................................................................................
          1,055,000  FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                            1,090,226
 ..........................................................................................................................
          1,310,000  First Union-Lehman Bros. Commercial
                     Mortgage Trust II Ser. 97-C2, Class A3,
                     6.65s, 2008                                                                                 1,327,194
 ..........................................................................................................................
                     Freddie Mac
 ..........................................................................................................................
            565,000    Ser. 2028, Class SG, IO, 6.5s, 2023                                                         245,716
 ..........................................................................................................................
              6,626    Ser. 180, Principal Only (PO),
                       zero %, 2026                                                                                  5,250
 ..........................................................................................................................
             70,000  GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                            69,097
 ..........................................................................................................................
                     General Growth Properties-Homart
                     144A, FRB
 ..........................................................................................................................
             60,000    Ser. 99-C1, Class G, 6.51s, 2003                                                             60,000
 ..........................................................................................................................
             70,000    Ser. 99-C1, Class F, 6.26s, 2003                                                             70,000
 ..........................................................................................................................
          1,065,180  Government National Mortgage
                     Association Ser. 99-46, Class SQ, IO,
                     8s, 2027                                                                                       65,576
 ..........................................................................................................................
                     GS Mortgage Securities Corp. II
 ..........................................................................................................................
            680,000    Ser. 98-C1, Class A2, 6.62s, 2030                                                           683,905
 ..........................................................................................................................
            535,000    Ser. 01-LIB, Class A2, 6.615s, 2016                                                         526,891
 ..........................................................................................................................
            160,000  LB Commercial Conduit Mortgage Trust
                     Ser. 99-C2, Class B, 7.425s, 2009                                                             165,915
 ..........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
 ..........................................................................................................................
          3,480,738    Ser. 98-C2, IO, 7.863s, 2030                                                                219,287
 ..........................................................................................................................
            160,000    Ser. 96-C2, Class E, 6.96s, 2028                                                            147,104
 ..........................................................................................................................
          1,840,000  Morgan Stanley Capital I Ser. 96-WF1,
                     Class A3, 7.425s, 2006                                                                      1,925,531
 ..........................................................................................................................
                     Morgan Stanley Dean Witter Capital I
 ..........................................................................................................................
             85,000    Ser. 00, Class B, 7.638s, 2010                                                               89,861
 ..........................................................................................................................
            370,000    Ser. 00-LIF2, Class A2, 7.2s, 2010                                                          382,574
 ..........................................................................................................................
          1,059,000  PNC Mortgage Acceptance Corp.
                     Ser. 01-C1, Class A2, 6.36s, 2011                                                           1,038,316
 ..........................................................................................................................
            615,000  Salomon Brothers Mortgage Securities
                     VII Ser. 00-C3, Class A2, 6.592s, 2010                                                        614,640
 ..........................................................................................................................
            390,450  TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                               405,522
--------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $17,470,405)                                                                        $17,601,896
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds and Notes (0.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $470,000  Ontario (Province of) sr. unsub.
                     5 1/2s, 2008 (Canada)                                                                        $456,450
 ..........................................................................................................................
          1,335,000  Quebec (Province of) sr. unsub.
                     5 3/4s, 2009 (Canada)                                                                       1,284,110
--------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government
                     Bonds and Notes
                     (cost $1,758,900)                                                                          $1,740,560
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $165,000  Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                             $175,309
 ..........................................................................................................................
            220,000  Conseco Finance Securitization Corp.
                     Ser. 00-4, Class A6, 8.31s, 2032                                                              232,753
 ..........................................................................................................................
            655,000  Conseco Finance Securitization Corp.
                     Ser. 00-5, Class A6, 7.96s, 2032                                                              679,563
 ..........................................................................................................................
            208,253  Ford Credit Auto Owner Trust
                     Ser. 00-C, Class A3, 7.13s, 2002                                                              209,554
--------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $1,262,988)                                                                          $1,297,179
--------------------------------------------------------------------------------------------------------------------------
Units (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                      Value
 ..........................................................................................................................
             15,700  Compaq Computer Corp. Structured
                     Capped Warrants expiration 8/15/01
                     (Issued by Salomon Smith Barney
                     Holdings, Inc.)                                                                              $222,737
 ..........................................................................................................................
             10,200  Microsoft Corp. Structured Capped
                     Warrants expiration 7/20/01 (Issued by
                     Salomon Smith Barney Holdings, Inc.)                                                          717,856
--------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $930,199)                                                                              $940,593
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (0.1%) (a) (cost $630,000)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $630,000  Service Corp. International cv. sub. notes
                     6 3/4s, 2008                                                                                 $687,866
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (--%) (a) (cost $127,630)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
            140,000  Fresenius Medical Capital Trust II
                     units 8.75%, 2008 (Germany)                                                                  $138,950
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (10.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $1,673,912  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $1,670,220
 ..........................................................................................................................
         14,800,000  Corporate Receivables Corp. effective
                     yield of 4.10%, July 2, 2001                                                               14,794,845
 ..........................................................................................................................
         17,550,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $17,555,996 for an effective yield
                     of 4.10%                                                                                   17,550,000
 ..........................................................................................................................
         17,573,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg,
                     Securities due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $17,579,004 for an effective yield
                     of 4.10%                                                                                   17,573,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $51,588,065)                                                                        $51,588,065
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $489,207,324) (b)                                                                  $510,761,773
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                    Aggregate   Expiration     Unrealized
                    Total Value    Face Value      Date       Depreciation
 ..............................................................................
S&P 500 Index
(Long)               $7,712,124    $7,968,267     Sep-01       $(256,143)
 ..............................................................................
U.S. Treasury
10yr (Short)          6,077,922     6,044,906     Sep-01         (33,016)
------------------------------------------------------------------------------
                                                               $(289,159)
------------------------------------------------------------------------------
TBA Sales Commitments at June 30, 2001
(proceeds receivable $8,199,389)
------------------------------------------------------------------------------
                               Principal     Settlement
Agency                          Amount          Date             Value
 ..............................................................................
FNMA, 7 1/2s, July 2031       $3,775,000       7/16/01        $3,851,670
 ..............................................................................
FNMA, 6s, July 2031            4,496,000       7/16/01         4,314,766
------------------------------------------------------------------------------
                                                              $8,166,436
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.




Putnam VT Global Asset Allocation Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (59.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.4%)
 ..........................................................................................................................
             49,307  Carlton Communications PLC
                     (United Kingdom)                                                                             $232,984
 ..........................................................................................................................
             55,414  Havas Advertising SA (France)                                                                 609,659
 ..........................................................................................................................
             22,900  Interpublic Group of Cos., Inc.                                                               672,115
 ..........................................................................................................................
                300  Lamar Advertising Co. (NON)                                                                    13,200
 ..........................................................................................................................
              1,000  Omnicom Group, Inc.                                                                            86,000
 ..........................................................................................................................
              8,041  Publicis SA (France)                                                                          194,626
 ..........................................................................................................................
            112,842  WPP Group PLC (United Kingdom)                                                              1,110,828
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,919,412
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.3%)
 ..........................................................................................................................
             71,734  BAE Systems PLC (United Kingdom) (NON)                                                        343,495
 ..........................................................................................................................
              4,900  Boeing Co.                                                                                    272,440
 ..........................................................................................................................
              1,200  General Dynamics Corp.                                                                         93,372
 ..........................................................................................................................
                700  Goodrich Corp.                                                                                 26,586
 ..........................................................................................................................
                100  Innovative Solutions & Support, Inc. (NON)                                                      1,440
 ..........................................................................................................................
                100  L-3 Communications Holdings, Inc. (NON)                                                         7,630
 ..........................................................................................................................
             23,700  Lockheed Martin Corp.                                                                         878,085
 ..........................................................................................................................
                400  Northrop Grumman Corp.                                                                         32,040
 ..........................................................................................................................
                100  Precision Castparts Corp.                                                                       3,742
 ..........................................................................................................................
              1,700  Raytheon Co.                                                                                   45,135
 ..........................................................................................................................
              1,300  Rockwell Collins                                                                               30,563
 ..........................................................................................................................
              2,600  United Technologies Corp.                                                                     190,476
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,925,004
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ..........................................................................................................................
             30,930  Airtran Holdings, Inc. (NON)                                                                  324,765
 ..........................................................................................................................
                300  AMR Corp. (NON)                                                                                10,839
 ..........................................................................................................................
                400  Continental Airlines, Inc. Class B (NON)                                                       19,700
 ..........................................................................................................................
                400  Delta Air Lines, Inc.                                                                          17,632
 ..........................................................................................................................
                900  FedEx Corp. (NON)                                                                              36,180
 ..........................................................................................................................
             42,000  Southwest Airlines Co.                                                                        776,580
 ..........................................................................................................................
                200  UAL Corp.                                                                                       7,030
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,192,726
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.9%)
 ..........................................................................................................................
                800  Autoliv, Inc.                                                                                  13,824
 ..........................................................................................................................
             39,317  Bayerische Motoren Werke (BMW)
                     AG (Germany)                                                                                1,294,358
 ..........................................................................................................................
             16,400  CSK Auto Corp. (NON)                                                                          136,120
 ..........................................................................................................................
              1,400  Dana Corp.                                                                                     32,676
 ..........................................................................................................................
              2,900  Delphi Automotive Systems Corp.                                                                46,197
 ..........................................................................................................................
              9,200  Ford Motor Co.                                                                                225,860
 ..........................................................................................................................
              3,500  General Motors Corp.                                                                          225,225
 ..........................................................................................................................
                400  Gentex Corp. (NON)                                                                             11,148
 ..........................................................................................................................
                900  Genuine Parts Co.                                                                              28,350
 ..........................................................................................................................
              5,500  Group 1 Automotive, Inc. (NON)                                                                162,800
 ..........................................................................................................................
             23,000  Honda Motor Co., Ltd. (Japan)                                                               1,010,746
 ..........................................................................................................................
             75,000  Nissan Motor Co., Ltd. (Japan)                                                                517,843
 ..........................................................................................................................
              2,408  Safety Components International, Inc. (NON)                                                    12,040
 ..........................................................................................................................
             63,000  Sonic Automotive, Inc. (NON)                                                                1,203,300
 ..........................................................................................................................
             45,700  Toyota Motor Corp. (Japan)                                                                  1,608,845
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,529,332
--------------------------------------------------------------------------------------------------------------------------
Banking (4.5%)
 ..........................................................................................................................
             23,231  ABN AMRO Holdings NV (Netherlands)                                                            436,264
 ..........................................................................................................................
             34,800  Allied Irish Banks PLC (Ireland)                                                              388,756
 ..........................................................................................................................
              1,400  AmSouth Bancorporation                                                                         25,886
 ..........................................................................................................................
             11,732  Banco Popular Espanol (Spain)                                                                 409,960
 ..........................................................................................................................
             61,000  Bank of America Corp.                                                                       3,661,830
 ..........................................................................................................................
             27,900  Bank of New York Co., Inc. (The)                                                            1,339,200
 ..........................................................................................................................
              7,000  Bank One Corp.                                                                                250,600
 ..........................................................................................................................
                100  BankAtlantic Bancorp, Inc. Class A                                                                869
 ..........................................................................................................................
              1,650  Banque Nationale de Paris (France)                                                            143,549
 ..........................................................................................................................
              2,300  BB&T Corp.                                                                                     84,410
 ..........................................................................................................................
             51,710  Charter One Financial, Inc.                                                                 1,649,549
 ..........................................................................................................................
             35,505  Comerica, Inc.                                                                              2,045,088
 ..........................................................................................................................
             42,694  Danske Bank A/S (Denmark)                                                                     767,319
 ..........................................................................................................................
             43,001  DBS Group Holdings, Ltd. (Singapore)                                                          316,340
 ..........................................................................................................................
             19,500  Fifth Third Bancorp                                                                         1,170,975
 ..........................................................................................................................
              1,000  First Tennessee National Corp.                                                                 34,710
 ..........................................................................................................................
              6,700  First Union Corp.                                                                             234,098
 ..........................................................................................................................
             60,154  FleetBoston Financial Corp.                                                                 2,373,075
 ..........................................................................................................................
             16,410  Greater Bay Bancorp                                                                           409,922
 ..........................................................................................................................
              1,300  Greenpoint Finanacial Corp.                                                                    49,920
 ..........................................................................................................................
            150,900  Grupo Financiero Bancomer SA de CV
                     (Mexico) (NON)                                                                                149,322
 ..........................................................................................................................
             32,575  Halifax Group PLC (United Kingdom) (NON)                                                      376,560
 ..........................................................................................................................
             20,000  Hang Seng Bank, Ltd. (Hong Kong)                                                              205,141
 ..........................................................................................................................
             46,100  HSBC Holdings PLC (United Kingdom)                                                            546,196
 ..........................................................................................................................
                400  Huntington Bancshares, Inc.                                                                     6,540
 ..........................................................................................................................
            286,881  IntesaBCI SpA (Italy)                                                                       1,012,422
 ..........................................................................................................................
              4,625  Investors Financial Services Corp.                                                            309,875
 ..........................................................................................................................
                800  KeyCorp                                                                                        20,840
 ..........................................................................................................................
                700  M & T Bank Corp.                                                                               52,850
 ..........................................................................................................................
              3,500  Mellon Financial Corp.                                                                        161,000
 ..........................................................................................................................
              5,300  National City Corp.                                                                           163,134
 ..........................................................................................................................
                900  National Commerce Financial Corp.                                                              21,933
 ..........................................................................................................................
              2,300  North Fork Bancorporation, Inc.                                                                71,300
 ..........................................................................................................................
                300  Northern Trust Corp.                                                                           18,750
 ..........................................................................................................................
             52,000  Overseas-Chinese Banking Corp.
                     (Singapore)                                                                                   339,720
 ..........................................................................................................................
              2,200  PNC Financial Services Group                                                                  144,738
 ..........................................................................................................................
                500  Regions Financial Corp.                                                                        16,000
 ..........................................................................................................................
             20,600  Royal Bank of Canada (Canada)                                                                 659,336
 ..........................................................................................................................
             24,288  Royal Bank of Scotland Group PLC
                     (United Kingdom)                                                                              535,228
 ..........................................................................................................................
             46,645  San Paolo-IMI SpA (Italy)                                                                     597,662
 ..........................................................................................................................
             16,679  Societe Generale (France)                                                                     987,375
 ..........................................................................................................................
              1,400  Sovereign Bancorp, Inc.                                                                        18,200
 ..........................................................................................................................
             10,900  State Street Corp.                                                                            539,441
 ..........................................................................................................................
              1,900  SunTrust Banks, Inc.                                                                          123,082
 ..........................................................................................................................
             46,012  Svenska Handelsbanken AB
                     Class A (Sweden)                                                                              657,846
 ..........................................................................................................................
                900  TCF Financial Corp.                                                                            41,679
 ..........................................................................................................................
             30,265  Toronto-Dominion Bank (Canada)                                                                770,636
 ..........................................................................................................................
             85,300  U.S. Bancorp                                                                                1,943,987
 ..........................................................................................................................
              1,507  UBS AG (Switzerland)                                                                          215,969
 ..........................................................................................................................
                100  UCBH Holdings Inc.                                                                              3,035
 ..........................................................................................................................
              9,100  Unibanco-Uniao de Bancos Brasileiros
                     SA GDR (Brazil)                                                                               231,595
 ..........................................................................................................................
              1,400  Wachovia Corp.                                                                                 99,610
 ..........................................................................................................................
             35,000  Washington Mutual, Inc.                                                                     1,314,250
 ..........................................................................................................................
             73,000  Wells Fargo & Co.                                                                           3,389,390
 ..........................................................................................................................
                200  Wilmington Trust Corp.                                                                         12,530
 ..........................................................................................................................
             13,800  Zions Bancorp                                                                                 814,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,363,692
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.1%)
 ..........................................................................................................................
             38,700  Anheuser-Busch Cos., Inc.                                                                   1,594,440
 ..........................................................................................................................
             34,100  Coca-Cola Co. (The)                                                                         1,534,500
 ..........................................................................................................................
              1,800  Coca-Cola Enterprises, Inc.                                                                    29,430
 ..........................................................................................................................
             14,006  Companhia de Bebidas das Americas
                     ADR (Brazil)                                                                                  324,239
 ..........................................................................................................................
                400  Fortune Brands, Inc.                                                                           15,344
 ..........................................................................................................................
             26,770  Pepsi Bottling Group, Inc. (The)                                                            1,073,477
 ..........................................................................................................................
             76,700  PepsiCo, Inc.                                                                               3,390,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,961,570
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.0%)
 ..........................................................................................................................
              7,270  Albany Molecular Research, Inc. (NON)                                                         276,333
 ..........................................................................................................................
             30,600  Amgen, Inc. (NON)                                                                           1,856,808
 ..........................................................................................................................
             12,100  Applera Corp.-Applied Biosystems Group                                                        323,675
 ..........................................................................................................................
                100  Biogen, Inc. (NON)                                                                              5,436
 ..........................................................................................................................
              4,380  Celgene Corp. (NON)                                                                           126,363
 ..........................................................................................................................
                700  Chiron Corp. (NON)                                                                             35,700
 ..........................................................................................................................
              7,720  Corixa Corp. (NON)                                                                            131,780
 ..........................................................................................................................
             17,500  Genentech, Inc. (NON)                                                                         964,250
 ..........................................................................................................................
             22,440  Genta, Inc. (NON)                                                                             300,472
 ..........................................................................................................................
              3,931  Genzyme Corp. (NON)                                                                           239,791
 ..........................................................................................................................
                169  Genzyme Corp. (Genzyme
                     Biosurgery Division) (NON)                                                                      1,398
 ..........................................................................................................................
                169  Genzyme Molecular Oncology Corp. (NON)                                                          2,290
 ..........................................................................................................................
                300  Human Genome Sciences, Inc. (NON)                                                              18,075
 ..........................................................................................................................
                200  IDEC Pharmaceuticals Corp. (NON)                                                               13,538
 ..........................................................................................................................
              4,450  Invitrogen Corp. (NON)                                                                        319,510
 ..........................................................................................................................
             12,625  Ligand Pharmaceuticals, Inc. Class B (NON)                                                    142,663
 ..........................................................................................................................
              5,540  Martek Biosciences Corp. (NON)                                                                157,890
 ..........................................................................................................................
             18,900  MedImmune, Inc. (NON)                                                                         892,080
 ..........................................................................................................................
              2,515  OSI Pharmaceuticals, Inc. (NON)                                                               132,264
 ..........................................................................................................................
              7,270  Pharmaceutical Product
                     Development, Inc. (NON)                                                                       174,480
 ..........................................................................................................................
             19,075  Pharmaceutical Product
                     Development, Inc. (NON)                                                                       581,978
 ..........................................................................................................................
                100  Protein Design Labs, Inc. (NON)                                                                 8,676
 ..........................................................................................................................
                423  Serono SA Class B (Switzerland)                                                               419,751
 ..........................................................................................................................
             23,840  Triangle Pharmaceuticals, Inc. (NON)                                                          111,571
 ..........................................................................................................................
                700  Waters Corp. (NON)                                                                             19,327
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,256,099
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.9%)
 ..........................................................................................................................
              5,860  Beasley Broadcasting Group, Inc. (NON)                                                         99,620
 ..........................................................................................................................
             30,900  Clear Channel Communications, Inc. (NON)                                                    1,937,430
 ..........................................................................................................................
             32,400  Echostar Communications Corp. Class A (NON)                                                 1,050,408
 ..........................................................................................................................
                 73  Fuji Television Network, Inc. (Japan)                                                         419,735
 ..........................................................................................................................
             14,420  Grupo Televisa SA ADR (Mexico) (NON)                                                          576,944
 ..........................................................................................................................
                300  Hispanic Broadcasting Corp. (NON)                                                               8,607
 ..........................................................................................................................
             33,109  News Corp., Ltd. (The) ADR (Australia)                                                      1,229,999
 ..........................................................................................................................
              1,422  News Corp., Ltd. (The) ADR (Australia)                                                         46,073
 ..........................................................................................................................
                640  Nippon Television Network Corp. (Japan)                                                       154,996
 ..........................................................................................................................
                 42  Pegasus Communications Corp. (NON)                                                                945
 ..........................................................................................................................
              8,715  ProSieben SAT.1 Media AG (Germany)                                                            125,384
 ..........................................................................................................................
             22,653  Societe Television Francaise I (France)                                                       660,641
 ..........................................................................................................................
             15,350  Spanish Broadcasting System, Inc. Class A (NON)                                               126,024
 ..........................................................................................................................
                500  UnitedGlobalCom, Inc. Class A (NON)                                                             4,325
 ..........................................................................................................................
              2,000  Univision Communications, Inc. Class A (NON)                                                   85,560
 ..........................................................................................................................
                153  XM Satellite Radio Holdings, Inc. Class A (NON)                                                 2,479
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,529,170
--------------------------------------------------------------------------------------------------------------------------
Building Materials (0.1%)
 ..........................................................................................................................
                300  American Standard Cos., Inc. (NON)                                                             18,030
 ..........................................................................................................................
             12,400  Apogee Enterprises, Inc.                                                                      154,876
 ..........................................................................................................................
             30,000  Matsushita Electric Works, Ltd. (Japan)                                                       346,913
 ..........................................................................................................................
                700  Sherwin Williams Co.                                                                           15,540
 ..........................................................................................................................
              3,200  USG Corp.                                                                                      13,504
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   548,863
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ..........................................................................................................................
              1,700  Adelphia Communications Corp.
                     Class A (NON)                                                                                  69,700
 ..........................................................................................................................
            101,400  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               1,773,486
 ..........................................................................................................................
              6,810  Insight Communications Companies, Inc. (NON)                                                  170,250
 ..........................................................................................................................
              7,700  USA Networks, Inc. (NON)                                                                      215,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,229,036
--------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.1%)
 ..........................................................................................................................
             10,400  Eaton Corp.                                                                                   729,040
--------------------------------------------------------------------------------------------------------------------------
Chemicals (1.0%)
 ..........................................................................................................................
              1,100  Air Products & Chemicals, Inc.                                                                 50,325
 ..........................................................................................................................
             38,074  Akzo-Nobel NV (Netherlands)                                                                 1,611,101
 ..........................................................................................................................
             19,900  Avery Dennison Corp.                                                                        1,015,895
 ..........................................................................................................................
             64,604  BOC Group PLC (United Kingdom)                                                                944,867
 ..........................................................................................................................
             26,700  Dow Chemical Co. (The)                                                                        887,775
 ..........................................................................................................................
             13,900  du Pont (E.I.) de Nemours & Co., Ltd.                                                         670,536
 ..........................................................................................................................
                400  Eastman Chemical Co.                                                                           19,052
 ..........................................................................................................................
                700  Ecolab, Inc.                                                                                   28,679
 ..........................................................................................................................
              1,300  Engelhard Corp.                                                                                33,527
 ..........................................................................................................................
                700  Hercules, Inc. (NON)                                                                            7,910
 ..........................................................................................................................
             17,083  Imperial Chemical Industries PLC
                     (United Kingdom)                                                                              100,179
 ..........................................................................................................................
              2,000  Minnesota Mining & Manufacturing Co.                                                          228,200
 ..........................................................................................................................
             22,900  PPG Industries, Inc.                                                                        1,203,853
 ..........................................................................................................................
              1,100  Praxair, Inc.                                                                                  51,700
 ..........................................................................................................................
                500  Rohm & Haas Co.                                                                                16,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,870,049
--------------------------------------------------------------------------------------------------------------------------
Coal (0.1%)
 ..........................................................................................................................
             10,800  Arch Coal, Inc.                                                                               279,396
 ..........................................................................................................................
              8,900  Peabody Energy Corp. (NON)                                                                    291,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   570,871
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
 ..........................................................................................................................
              7,770  Administaff, Inc. (NON)                                                                       202,020
 ..........................................................................................................................
              7,900  Asatsu-DK, Inc. (Japan)                                                                       160,281
 ..........................................................................................................................
                400  CDW Computer Centers, Inc. (NON)                                                               15,884
 ..........................................................................................................................
             47,200  Cendant Corp. (NON)                                                                           920,400
 ..........................................................................................................................
                600  Cintas Corp.                                                                                   27,750
 ..........................................................................................................................
             12,760  Coinstar Inc. (NON)                                                                           283,910
 ..........................................................................................................................
              5,590  Corinthian Colleges, Inc. (NON)                                                               263,121
 ..........................................................................................................................
              1,200  Deluxe Corp.                                                                                   34,680
 ..........................................................................................................................
             18,300  Deutsche Post AG (Germany)                                                                    289,612
 ..........................................................................................................................
              5,000  Deutsche Post AG 144A (Germany)                                                                79,129
 ..........................................................................................................................
                500  Donnelley (R.R.) & Sons Co.                                                                    14,850
 ..........................................................................................................................
                300  DST Systems, Inc. (NON)                                                                        15,810
 ..........................................................................................................................
                900  eBay, Inc. (NON)                                                                               61,641
 ..........................................................................................................................
              9,130  ePlus Inc. (NON)                                                                               96,230
 ..........................................................................................................................
              9,220  Freemarkets, Inc. (NON)                                                                       184,400
 ..........................................................................................................................
              2,300  Galileo International, Inc.                                                                    74,750
 ..........................................................................................................................
                400  H&R Block, Inc.                                                                                25,820
 ..........................................................................................................................
                100  Hall, Kinion & Associates, Inc. (NON)                                                             806
 ..........................................................................................................................
              3,500  Heidrick & Struggles International, Inc. (NON)                                                 71,155
 ..........................................................................................................................
              2,000  Hotel Reservations Network, Inc.
                     Class A (NON)                                                                                  93,060
 ..........................................................................................................................
             58,500  HotJobs.com, Ltd. (NON)                                                                       526,500
 ..........................................................................................................................
                200  Macrovision Corp. (NON)                                                                        13,700
 ..........................................................................................................................
                400  Manpower, Inc.                                                                                 11,960
 ..........................................................................................................................
                100  Modis Professional Services, Inc. (NON)                                                           690
 ..........................................................................................................................
              1,600  Paychex, Inc.                                                                                  64,000
 ..........................................................................................................................
             12,760  Register.com (NON)                                                                            197,652
 ..........................................................................................................................
                700  Robert Half International, Inc. (NON)                                                          17,423
 ..........................................................................................................................
                200  Sabre Holdings Corp. (NON)                                                                     10,000
 ..........................................................................................................................
              2,900  ServiceMaster Co. (The)                                                                        34,800
 ..........................................................................................................................
             10,200  TMP Worldwide, Inc. (NON)                                                                     612,000
 ..........................................................................................................................
              7,220  Travelocity.com (NON)                                                                         221,654
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,625,688
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.2%)
 ..........................................................................................................................
                400  American Tower Corp. Class A (NON)                                                              8,268
 ..........................................................................................................................
              1,400  Avaya, Inc. (NON)                                                                              19,180
 ..........................................................................................................................
             10,000  Brocade Communications Systems (NON)                                                          439,900
 ..........................................................................................................................
              1,600  Cabletron Systems, Inc. (NON)                                                                  36,560
 ..........................................................................................................................
             16,700  CIENA Corp. (NON)                                                                             634,600
 ..........................................................................................................................
            133,600  Cisco Systems, Inc. (NON)                                                                   2,431,520
 ..........................................................................................................................
             18,950  Clarent Corp. (NON)                                                                           174,151
 ..........................................................................................................................
             10,700  Computer Network Technology Corp. (NON)                                                       113,527
 ..........................................................................................................................
             20,000  Comverse Technology, Inc. (NON)                                                             1,142,000
 ..........................................................................................................................
              3,300  Corning, Inc.                                                                                  55,143
 ..........................................................................................................................
             19,890  Crossroads Systems, Inc. (NON)                                                                129,086
 ..........................................................................................................................
              1,200  Crown Castle International Corp. (NON)                                                         19,680
 ..........................................................................................................................
             20,800  Inter-Tel, Inc.                                                                               247,728
 ..........................................................................................................................
                400  Juniper Networks, Inc. (NON)                                                                   12,440
 ..........................................................................................................................
             21,580  Lightbridge, Inc. (NON)                                                                       418,652
 ..........................................................................................................................
             16,700  Lucent Technologies, Inc.                                                                     103,540
 ..........................................................................................................................
              9,608  Nokia OYJ Class A (Finland)                                                                   217,674
 ..........................................................................................................................
             20,200  Nortel Networks Corp. (Canada) (NON)                                                          183,618
 ..........................................................................................................................
             23,700  QUALCOMM, Inc. (NON)                                                                        1,385,976
 ..........................................................................................................................
             13,300  Scientific-Atlanta, Inc.                                                                      539,980
 ..........................................................................................................................
             16,100  Sonus Networks, Inc. (NON)                                                                    376,096
 ..........................................................................................................................
             30,150  Telefonaktiebolaget LM Ericsson AB
                     Class B (Sweden)                                                                              164,940
 ..........................................................................................................................
                200  Tellabs, Inc. (NON)                                                                             3,876
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,858,135
--------------------------------------------------------------------------------------------------------------------------
Computers (2.2%)
 ..........................................................................................................................
              1,700  Apple Computer, Inc. (NON)                                                                     39,525
 ..........................................................................................................................
             10,040  BARRA, Inc. (NON)                                                                             393,066
 ..........................................................................................................................
             18,760  Bsquare Corp. (NON)                                                                           197,168
 ..........................................................................................................................
             19,150  Cacheflow, Inc. (NON)                                                                          94,410
 ..........................................................................................................................
             94,200  Compaq Computer Corp.                                                                       1,459,158
 ..........................................................................................................................
            106,800  Dell Computer Corp. (NON)                                                                   2,792,820
 ..........................................................................................................................
             10,800  EMC Corp. (NON)                                                                               313,740
 ..........................................................................................................................
             23,000  Fujitsu, Ltd. (Japan)                                                                         241,620
 ..........................................................................................................................
             27,971  Gateway, Inc. (NON)                                                                           460,123
 ..........................................................................................................................
             64,000  Hewlett-Packard Co.                                                                         1,830,400
 ..........................................................................................................................
             38,150  IBM Corp.                                                                                   4,310,950
 ..........................................................................................................................
             94,470  Iomega Corp. (NON)                                                                            225,783
 ..........................................................................................................................
             16,300  Lexmark International, Inc. (NON)                                                           1,096,175
 ..........................................................................................................................
              5,000  Manhattan Associates, Inc. (NON)                                                              198,750
 ..........................................................................................................................
              3,815  MapInfo Corp. (NON)                                                                            83,930
 ..........................................................................................................................
             34,418  Maxtor Corp. (NON)                                                                            180,695
 ..........................................................................................................................
             15,260  McAfee.com Corp. (NON)                                                                        187,393
 ..........................................................................................................................
             17,350  Mentor Graphics Corp. (NON)                                                                   303,625
 ..........................................................................................................................
                500  NCR Corp. (NON)                                                                                23,500
 ..........................................................................................................................
             13,625  Netsolve, Inc. (NON)                                                                          170,176
 ..........................................................................................................................
              1,100  Network Appliance, Inc. (NON)                                                                  15,070
 ..........................................................................................................................
              4,800  Palm, Inc. (NON)                                                                               29,136
 ..........................................................................................................................
             13,200  Quantum Corp. (NON)                                                                           133,188
 ..........................................................................................................................
              2,725  Renaissance Learning, Inc. (NON)                                                              137,858
 ..........................................................................................................................
             14,500  Sun Microsystems, Inc. (NON)                                                                  227,940
 ..........................................................................................................................
              7,572  TietoEnator OYJ (Finland)                                                                     168,535
 ..........................................................................................................................
              3,800  TietoEnator OYJ 144A (Finland)                                                                 84,579
 ..........................................................................................................................
              2,100  VeriSign, Inc. (NON)                                                                          126,021
 ..........................................................................................................................
             30,130  Western Digital Corp. (NON)                                                                   120,520
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,645,854
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.9%)
 ..........................................................................................................................
              2,500  Autonation, Inc. (NON)                                                                         29,000
 ..........................................................................................................................
              2,800  Cooper Industries, Inc.                                                                       110,852
 ..........................................................................................................................
            302,960  General Electric Co.                                                                       14,769,300
 ..........................................................................................................................
             13,460  Honeywell International, Inc.                                                                 470,965
 ..........................................................................................................................
            127,640  Investor AB Class B (Sweden)                                                                1,625,397
 ..........................................................................................................................
             38,127  Smiths Group PLC (United Kingdom)                                                             442,349
 ..........................................................................................................................
                400  Textron, Inc.                                                                                  22,016
 ..........................................................................................................................
             64,706  Tyco International, Ltd. (Bermuda)                                                          3,526,477
 ..........................................................................................................................
              5,449  Vivendi Universal SA ADR (France)                                                             316,042
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,312,398
--------------------------------------------------------------------------------------------------------------------------
Construction (0.4%)
 ..........................................................................................................................
             84,704  CRH PLC (Ireland)                                                                           1,419,363
 ..........................................................................................................................
             14,001  Lafarge Coppee (France)                                                                     1,196,754
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,616,117
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.1%)
 ..........................................................................................................................
             10,000  Matsushita Electric Industrial Co. (Japan)                                                    156,536
 ..........................................................................................................................
             10,600  Sony Corp. (Japan)                                                                            697,033
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   853,569
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
 ..........................................................................................................................
              2,900  Aiful Corp. (Japan)                                                                           261,628
 ..........................................................................................................................
             16,940  AmeriCredit Corp. (NON)                                                                       880,033
 ..........................................................................................................................
              1,200  Capital One Financial Corp.                                                                    72,000
 ..........................................................................................................................
              2,600  Countrywide Credit Industries, Inc.                                                           119,288
 ..........................................................................................................................
                300  Dun & Bradstreet Corp. (NON)                                                                    8,460
 ..........................................................................................................................
              3,300  Household International, Inc.                                                                 220,110
 ..........................................................................................................................
              4,200  MBNA Corp.                                                                                    138,390
 ..........................................................................................................................
             13,850  Metris Companies, Inc.                                                                        466,884
 ..........................................................................................................................
             36,200  Providian Financial Corp.                                                                   2,143,040
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,309,833
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.2%)
 ..........................................................................................................................
              1,200  Avon Products, Inc.                                                                            55,536
 ..........................................................................................................................
                800  Clorox Co.                                                                                     27,080
 ..........................................................................................................................
              2,100  Colgate-Palmolive Co.                                                                         123,879
 ..........................................................................................................................
              2,000  Gillette Co. (The)                                                                             57,980
 ..........................................................................................................................
                700  International Flavors & Fragrances, Inc.                                                       17,591
 ..........................................................................................................................
              3,700  Kimberly-Clark Corp.                                                                          206,830
 ..........................................................................................................................
              6,300  Procter & Gamble Co.                                                                          401,940
 ..........................................................................................................................
             34,000  Shiseido Co., Ltd. (Japan)                                                                    319,006
 ..........................................................................................................................
                962  Swatch Group AG (The) (Switzerland)                                                           204,789
 ..........................................................................................................................
                100  Tupperware Corp.                                                                                2,343
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,416,974
--------------------------------------------------------------------------------------------------------------------------
Consumer Staples (--%)
 ..........................................................................................................................
              6,000  Fuji Photo Film Co., Ltd. (Japan)                                                             258,861
--------------------------------------------------------------------------------------------------------------------------
Distribution (0.1%)
 ..........................................................................................................................
             11,450  Performance Food Group Co. (NON)                                                              346,134
 ..........................................................................................................................
              3,500  SYSCO Corp.                                                                                    95,025
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   441,159
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.3%)
 ..........................................................................................................................
                400  American Electric Power Co., Inc.                                                              18,468
 ..........................................................................................................................
             30,900  Cinergy Corp.                                                                               1,079,955
 ..........................................................................................................................
             32,800  CMS Energy Corp.                                                                              913,480
 ..........................................................................................................................
              1,700  Consolidated Edison, Inc.                                                                      67,660
 ..........................................................................................................................
                400  Constellation Energy Group, Inc.                                                               17,040
 ..........................................................................................................................
              1,700  Dominion Resources, Inc.                                                                      102,221
 ..........................................................................................................................
              1,000  DPL, Inc.                                                                                      28,960
 ..........................................................................................................................
              5,100  Duke Energy Corp.                                                                             198,951
 ..........................................................................................................................
              4,500  Edison International (NON)                                                                     50,175
 ..........................................................................................................................
             38,800  Entergy Corp.                                                                               1,489,532
 ..........................................................................................................................
              2,300  Exelon Corp.                                                                                  147,476
 ..........................................................................................................................
             22,000  FirstEnergy Corp.                                                                             707,520
 ..........................................................................................................................
              1,200  FPL Group, Inc.                                                                                72,252
 ..........................................................................................................................
            122,000  Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                                   469,261
 ..........................................................................................................................
             16,680  Korea Electric Power Corp. (South Korea)                                                      310,983
 ..........................................................................................................................
              5,860  NRG Energy, Inc. (NON)                                                                        129,389
 ..........................................................................................................................
                500  NSTAR                                                                                          21,280
 ..........................................................................................................................
              3,300  PG&E Corp. (NON)                                                                               36,960
 ..........................................................................................................................
                500  Potomac Electric Power Co.                                                                     10,460
 ..........................................................................................................................
                500  PPL Corp.                                                                                      27,500
 ..........................................................................................................................
             29,000  Progress Energy, Inc.                                                                       1,302,680
 ..........................................................................................................................
              1,500  Public Service Enterprise Group, Inc.                                                          73,350
 ..........................................................................................................................
                400  Puget Energy, Inc.                                                                             10,480
 ..........................................................................................................................
             21,100  Reliant Energy, Inc.                                                                          679,631
 ..........................................................................................................................
            122,894  Scottish Power PLC (United Kingdom)                                                           903,879
 ..........................................................................................................................
                200  Sierra Pacific Resources                                                                        3,198
 ..........................................................................................................................
              1,900  Southern Co. (The)                                                                             44,175
 ..........................................................................................................................
                600  Teco Energy, Inc.                                                                              18,300
 ..........................................................................................................................
              2,300  TXU Corp.                                                                                     110,837
 ..........................................................................................................................
              1,500  Utilicorp United, Inc.                                                                         45,825
 ..........................................................................................................................
                500  Wisconsin Energy Corp.                                                                         11,885
 ..........................................................................................................................
              1,100  XCEL Energy, Inc.                                                                              31,295
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,135,058
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
 ..........................................................................................................................
              5,880  C&D Technologies, Inc.                                                                        182,280
 ..........................................................................................................................
             14,990  Electro Scientific Industries, Inc. (NON)                                                     571,119
 ..........................................................................................................................
              2,800  Emerson Electric Co.                                                                          169,400
 ..........................................................................................................................
            198,658  Invensys PLC (United Kingdom)                                                                 377,153
 ..........................................................................................................................
              1,300  Rockwell International Corp. (NON)                                                             19,955
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,319,907
--------------------------------------------------------------------------------------------------------------------------
Electronics (2.9%)
 ..........................................................................................................................
              2,100  Advanced Micro Devices, Inc. (NON)                                                             60,648
 ..........................................................................................................................
                300  Alpha Industries, Inc. (NON)                                                                    8,865
 ..........................................................................................................................
                200  Altera Corp. (NON)                                                                              5,800
 ..........................................................................................................................
                900  American Power Conversion Corp. (NON)                                                          14,175
 ..........................................................................................................................
             23,700  Applied Micro Circuits Corp. (NON)                                                            407,640
 ..........................................................................................................................
              3,100  Atmel Corp. (NON)                                                                              41,819
 ..........................................................................................................................
             15,900  Avant! Corp. (NON)                                                                            211,470
 ..........................................................................................................................
              2,900  Avnet, Inc.                                                                                    65,018
 ..........................................................................................................................
                500  Axcelis Technologies, Inc. (NON)                                                                7,400
 ..........................................................................................................................
              8,500  Celestica, Inc. (Canada) (NON)                                                                437,750
 ..........................................................................................................................
             97,000  Chartered Semiconductor Manufacturing
                     (Singapore) (NON)                                                                             242,833
 ..........................................................................................................................
             13,000  Emulex Corp. (NON)                                                                            525,200
 ..........................................................................................................................
             12,625  FEI Co. (NON)                                                                                 517,625
 ..........................................................................................................................
             11,280  HI/FN, Inc. (NON)                                                                             170,666
 ..........................................................................................................................
             18,000  Integrated Device Technology, Inc. (NON)                                                      570,420
 ..........................................................................................................................
            174,300  Intel Corp.                                                                                 5,098,275
 ..........................................................................................................................
              5,400  International Rectifier Corp. (NON)                                                           184,140
 ..........................................................................................................................
              1,000  Jabil Circuit, Inc. (NON)                                                                      30,860
 ..........................................................................................................................
              3,700  JDS Uniphase Corp. (NON)                                                                       46,250
 ..........................................................................................................................
             14,900  Kulicke & Soffa Industries, Inc. (NON)                                                        255,684
 ..........................................................................................................................
             22,600  Linear Technology Corp.                                                                       999,372
 ..........................................................................................................................
                200  LSI Logic Corp. (NON)                                                                           3,760
 ..........................................................................................................................
             22,900  Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                               616,010
 ..........................................................................................................................
             15,900  Maxim Integrated Products, Inc. (NON)                                                         702,939
 ..........................................................................................................................
                200  Measurement Specialties, Inc. (NON)                                                             3,350
 ..........................................................................................................................
             14,000  MEMC Electronic Materials, Inc. (NON)                                                         107,100
 ..........................................................................................................................
             67,080  Methode Electronics, Inc. Class A                                                             576,888
 ..........................................................................................................................
                700  Microchip Technology, Inc. (NON)                                                               23,401
 ..........................................................................................................................
             31,700  Micron Technology, Inc. (NON)                                                               1,302,870
 ..........................................................................................................................
                300  Molex, Inc.                                                                                    10,959
 ..........................................................................................................................
             89,070  Motorola, Inc.                                                                              1,474,999
 ..........................................................................................................................
              2,000  Murata Manufacturing Co., Ltd. (Japan)                                                        132,959
 ..........................................................................................................................
              1,500  National Semiconductor Corp. (NON)                                                             43,680
 ..........................................................................................................................
             25,965  Oak Technology, Inc. (NON)                                                                    274,969
 ..........................................................................................................................
              3,000  Omron Corp. (Japan)                                                                            54,250
 ..........................................................................................................................
              6,180  PerkinElmer, Inc.                                                                             170,135
 ..........................................................................................................................
              1,500  PMC - Sierra, Inc. (NON)                                                                       46,605
 ..........................................................................................................................
                500  QLogic Corp. (NON)                                                                             32,225
 ..........................................................................................................................
             32,300  Read-Rite Corp. (NON)                                                                         172,159
 ..........................................................................................................................
             17,800  RF Micro Devices, Inc. (NON)                                                                  480,066
 ..........................................................................................................................
              1,700  Rohm Co., Ltd. (Japan)                                                                        264,202
 ..........................................................................................................................
              1,900  Samsung Electronics Co., Ltd. 144A
                     GDR (South Korea)                                                                             147,820
 ..........................................................................................................................
             10,581  Samsung Electronics Co., Ltd.
                     (South Korea)                                                                               1,565,140
 ..........................................................................................................................
             19,100  Sanmina Corp. (NON)                                                                           447,131
 ..........................................................................................................................
                500  SCI Systems, Inc. (NON)                                                                        12,750
 ..........................................................................................................................
             36,600  Solectron Corp. (NON)                                                                         669,780
 ..........................................................................................................................
                385  Swatch Group AG (The) Class B
                     (Switzerland)                                                                                 385,686
 ..........................................................................................................................
            104,272  Taiwan Semiconductor Manufacturing Co.
                     (Taiwan) (NON)                                                                                194,107
 ..........................................................................................................................
              5,700  Texas Instruments, Inc.                                                                       179,550
 ..........................................................................................................................
                700  Thermo Electron Corp. (NON)                                                                    15,414
 ..........................................................................................................................
              7,900  Trimble Navigation, Ltd. (NON)                                                                153,971
 ..........................................................................................................................
              6,860  Ultratech Stepper, Inc. (NON)                                                                 175,959
 ..........................................................................................................................
              4,230  Varian, Inc. (NON)                                                                            136,629
 ..........................................................................................................................
              4,630  Varian Medical Systems, Inc. (NON)                                                            331,045
 ..........................................................................................................................
              6,000  Venture Manufacturing, Ltd. (Singapore)                                                        39,857
 ..........................................................................................................................
                600  Vishay Intertechnology, Inc. (NON)                                                             13,800
 ..........................................................................................................................
              2,300  Vitesse Semiconductor Corp. (NON)                                                              48,392
 ..........................................................................................................................
                300  W.W. Grainger, Inc.                                                                            12,348
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,924,815
--------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
 ..........................................................................................................................
              2,300  Baker Hughes, Inc.                                                                             77,050
 ..........................................................................................................................
              1,000  Diamond Offshore Drilling, Inc.                                                                33,050
 ..........................................................................................................................
                700  ENSCO International, Inc.                                                                      16,380
 ..........................................................................................................................
                600  Global Marine, Inc. (NON)                                                                      11,178
 ..........................................................................................................................
                500  Grant Prideco, Inc. (NON)                                                                       8,745
 ..........................................................................................................................
             12,490  Grey Wolf Inc. (NON)                                                                           49,960
 ..........................................................................................................................
              2,400  Halliburton Co.                                                                                85,440
 ..........................................................................................................................
              6,860  Helmerich & Payne, Inc.                                                                       211,425
 ..........................................................................................................................
                400  Nabors Industries, Inc. (NON)                                                                  14,880
 ..........................................................................................................................
             12,400  Patterson-UTI Energy, Inc. (NON)                                                              221,588
 ..........................................................................................................................
             11,400  Schlumberger, Ltd.                                                                            600,210
 ..........................................................................................................................
                300  Smith International, Inc. (NON)                                                                17,970
 ..........................................................................................................................
             18,050  Transocean Sedco Forex, Inc.                                                                  744,563
 ..........................................................................................................................
              8,200  Unit Corp. (NON)                                                                              129,970
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,222,409
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.1%)
 ..........................................................................................................................
             28,164  Bouygues SA (France)                                                                          951,501
 ..........................................................................................................................
                500  Fluor Corp.                                                                                    22,575
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   974,076
--------------------------------------------------------------------------------------------------------------------------
Entertainment (0.2%)
 ..........................................................................................................................
                400  Six Flags, Inc. (NON)                                                                           8,416
 ..........................................................................................................................
             25,404  Viacom, Inc. Class B (NON)                                                                  1,314,657
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,323,073
--------------------------------------------------------------------------------------------------------------------------
Financial (1.8%)
 ..........................................................................................................................
             26,700  American Express Co.                                                                        1,035,960
 ..........................................................................................................................
            147,400  Citigroup, Inc.                                                                             7,788,616
 ..........................................................................................................................
             44,810  Dexia (Belgium)                                                                               706,121
 ..........................................................................................................................
             32,824  Fannie Mae                                                                                  2,794,964
 ..........................................................................................................................
              4,433  Fortis (B) (Belgium)                                                                          106,922
 ..........................................................................................................................
              4,200  Freddie Mac                                                                                   294,000
 ..........................................................................................................................
              1,800  Heller Financial, Inc.                                                                         72,000
 ..........................................................................................................................
              1,000  MGIC Investment Corp.                                                                          72,640
 ..........................................................................................................................
                600  Moody's Corp.                                                                                  20,100
 ..........................................................................................................................
                700  USA Education, Inc.                                                                            51,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,942,423
--------------------------------------------------------------------------------------------------------------------------
Food (0.7%)
 ..........................................................................................................................
              2,300  Archer Daniels Midland Co.                                                                     29,900
 ..........................................................................................................................
                796  Aurora Foods, Inc. (NON)                                                                        4,362
 ..........................................................................................................................
                500  Campbell Soup Co.                                                                              12,875
 ..........................................................................................................................
            104,625  Compass Group PLC (United Kingdom) (NON)                                                      837,193
 ..........................................................................................................................
              1,400  ConAgra, Inc.                                                                                  27,734
 ..........................................................................................................................
              1,900  General Mills, Inc.                                                                            83,182
 ..........................................................................................................................
              7,379  Groupe Danone (France)                                                                      1,012,290
 ..........................................................................................................................
              1,700  Heinz (H.J.) Co.                                                                               69,513
 ..........................................................................................................................
              3,900  IBP, Inc.                                                                                      98,475
 ..........................................................................................................................
                700  Kellogg Co.                                                                                    20,300
 ..........................................................................................................................
             13,300  Kraft Foods, Inc. Class A (NON)                                                               412,300
 ..........................................................................................................................
                500  McCormick & Company, Inc.                                                                      21,010
 ..........................................................................................................................
              8,870  Nestle S.A. (Switzerland)                                                                   1,885,764
 ..........................................................................................................................
              4,800  Quaker Oats Co. (The)                                                                         438,000
 ..........................................................................................................................
                700  Ralston-Ralston Purina Group                                                                   21,014
 ..........................................................................................................................
              2,300  Sara Lee Corp.                                                                                 43,562
 ..........................................................................................................................
                400  Wrigley (Wm.) Jr. Co.                                                                          18,740
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,036,214
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
 ..........................................................................................................................
             34,930  Argosy Gaming Co. (NON)                                                                       969,657
 ..........................................................................................................................
                700  Harrah's Entertainment, Inc. (NON)                                                             24,710
 ..........................................................................................................................
                500  International Game Technology (NON)                                                            31,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,025,742
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.1%)
 ..........................................................................................................................
              1,385  AdvancePCS (NON)                                                                               88,709
 ..........................................................................................................................
                300  Aetna, Inc. (NON)                                                                               7,761
 ..........................................................................................................................
              8,740  AmeriSource Health Corp. Class A (NON)                                                        483,322
 ..........................................................................................................................
             11,260  Apria Healthcare Group, Inc. (NON)                                                            324,851
 ..........................................................................................................................
              2,550  Cardinal Health, Inc.                                                                         175,950
 ..........................................................................................................................
             37,770  Caremark Rx, Inc. (NON)                                                                       621,317
 ..........................................................................................................................
              5,220  Cerner Corp. (NON)                                                                            219,240
 ..........................................................................................................................
             16,400  CIGNA Corp.                                                                                 1,571,448
 ..........................................................................................................................
                100  Covance, Inc. (NON)                                                                             2,265
 ..........................................................................................................................
             20,575  DaVita, Inc. (NON)                                                                            418,290
 ..........................................................................................................................
              4,810  Eclipsys Corp. (NON)                                                                          135,161
 ..........................................................................................................................
              2,800  HCA, Inc.                                                                                     126,532
 ..........................................................................................................................
              1,300  Health Management Assoc., Inc. (NON)                                                           27,352
 ..........................................................................................................................
             13,900  Healthsouth Corp. (NON)                                                                       221,983
 ..........................................................................................................................
              1,900  IMS Health, Inc.                                                                               54,150
 ..........................................................................................................................
              3,225  Laboratory Corp. of America Holdings (NON)                                                    248,003
 ..........................................................................................................................
              3,970  LifePoint Hospitals, Inc. (NON)                                                               175,792
 ..........................................................................................................................
             26,200  McKesson HBOC, Inc.                                                                           972,544
 ..........................................................................................................................
             23,070  Mid Atlantic Medical Services, Inc. (NON)                                                     413,645
 ..........................................................................................................................
             18,800  Oxford Health Plans, Inc. (NON)                                                               537,680
 ..........................................................................................................................
              8,900  Parexel International Corp. (NON)                                                             173,550
 ..........................................................................................................................
              5,720  Priority Healthcare Corp. Class B (NON)                                                       161,762
 ..........................................................................................................................
              5,260  Quest Diagnostics, Inc. (NON)                                                                 393,711
 ..........................................................................................................................
                700  Quintiles Transnational Corp. (NON)                                                            17,675
 ..........................................................................................................................
              3,600  Rightchoice Managed Care, Inc. (NON)                                                          159,840
 ..........................................................................................................................
              8,175  Syncor International Corp. (NON)                                                              253,425
 ..........................................................................................................................
              1,900  Tenet Healthcare Corp. (NON)                                                                   98,021
 ..........................................................................................................................
              1,900  UnitedHealth Group, Inc.                                                                      117,325
 ..........................................................................................................................
                200  US Oncology, Inc. (NON)                                                                         1,778
 ..........................................................................................................................
                200  Wellpoint Health Networks, Inc. (NON)                                                          18,848
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,221,930
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
 ..........................................................................................................................
              4,160  NVR, Inc. (NON)                                                                               615,680
--------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (--%)
 ..........................................................................................................................
                400  Black & Decker Manufacturing Co.                                                               15,784
 ..........................................................................................................................
              1,100  Leggett & Platt, Inc.                                                                          24,233
 ..........................................................................................................................
                400  Maytag Corp.                                                                                   11,704
 ..........................................................................................................................
              1,100  Newell Rubbermaid, Inc.                                                                        27,610
 ..........................................................................................................................
              1,400  Whirlpool Corp.                                                                                87,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   166,831
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.1%)
 ..........................................................................................................................
             19,100  ACE, Ltd.                                                                                     746,619
 ..........................................................................................................................
              3,100  AFLAC, Inc.                                                                                    97,619
 ..........................................................................................................................
              7,737  Allianz Versicherungs AG (Germany)                                                          2,270,130
 ..........................................................................................................................
                400  AMBAC Financial Group, Inc.                                                                    23,280
 ..........................................................................................................................
             36,800  American General Corp.                                                                      1,709,360
 ..........................................................................................................................
             15,800  American International Group, Inc.                                                          1,358,800
 ..........................................................................................................................
                800  AON Corp.                                                                                      28,000
 ..........................................................................................................................
              4,680  Brown & Brown, Inc.                                                                           196,513
 ..........................................................................................................................
              1,300  Chubb Corp. (The)                                                                             100,659
 ..........................................................................................................................
                300  Cincinnati Financial Corp.                                                                     11,850
 ..........................................................................................................................
              4,700  CNA Financial Corp. (NON)                                                                     185,415
 ..........................................................................................................................
              1,700  Conseco, Inc. (NON)                                                                            23,205
 ..........................................................................................................................
                400  Erie Indemnity Co. Class A                                                                     11,900
 ..........................................................................................................................
              8,175  Gallagher, Arthur J. & Co.                                                                    212,550
 ..........................................................................................................................
              1,500  Hartford Financial Services
                     Group, Inc. (The)                                                                             102,600
 ..........................................................................................................................
             64,865  ING Groep NV (Netherlands)                                                                  4,237,913
 ..........................................................................................................................
              1,350  Jefferson-Pilot Corp.                                                                          65,232
 ..........................................................................................................................
                800  Lincoln National Corp.                                                                         41,400
 ..........................................................................................................................
                200  Loews Corp.                                                                                    12,886
 ..........................................................................................................................
                600  MBIA, Inc.                                                                                     33,408
 ..........................................................................................................................
                600  Metlife Inc.                                                                                   18,588
 ..........................................................................................................................
              5,590  Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                   1,568,266
 ..........................................................................................................................
                200  Muenchener Rueckversicherungs-
                     Gesellschaft AG 144A (Germany)                                                                 56,110
 ..........................................................................................................................
                400  Nationwide Financial Services, Inc. Class A                                                    17,460
 ..........................................................................................................................
                800  St. Paul Cos., Inc.                                                                            40,552
 ..........................................................................................................................
             30,683  Sun Life Financial Services of
                     Canada, Inc. (Canada)                                                                         734,168
 ..........................................................................................................................
              1,100  Torchmark Corp.                                                                                44,231
 ..........................................................................................................................
                600  UnumProvident Corp.                                                                            19,272
 ..........................................................................................................................
             12,000  XL Capital, Ltd. Class A (Bermuda)                                                            985,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,953,186
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.8%)
 ..........................................................................................................................
             15,300  Bear Stearns Cos., Inc. (The)                                                                 902,241
 ..........................................................................................................................
              8,270  BlackRock, Inc. (NON)                                                                         283,578
 ..........................................................................................................................
             12,250  Eaton Vance Corp.                                                                             426,300
 ..........................................................................................................................
             18,030  Federated Investors Inc.                                                                      580,566
 ..........................................................................................................................
              7,083  Fortis (NL) NV (Netherlands)                                                                  172,158
 ..........................................................................................................................
              1,100  Franklin Resources, Inc.                                                                       50,347
 ..........................................................................................................................
             21,100  Goldman Sachs Group, Inc. (The)                                                             1,810,380
 ..........................................................................................................................
              6,630  Investment Technology Group, Inc. (NON)                                                       333,423
 ..........................................................................................................................
             60,600  J.P. Morgan Chase & Co.                                                                     2,702,760
 ..........................................................................................................................
                202  Julius Baer Holdings AG Class B
                     (Switzerland)                                                                                 777,399
 ..........................................................................................................................
                300  Legg Mason, Inc.                                                                               14,928
 ..........................................................................................................................
              1,400  Lehman Brothers Holdings, Inc.                                                                108,850
 ..........................................................................................................................
              4,500  Merrill Lynch & Co., Inc.                                                                     266,625
 ..........................................................................................................................
             35,400  Morgan Stanley, Dean Witter & Co.                                                           2,273,742
 ..........................................................................................................................
            222,000  Nikko Securities Co., Ltd. (Japan)                                                          1,778,492
 ..........................................................................................................................
              2,700  Orix Corp. (Japan)                                                                            262,638
 ..........................................................................................................................
              8,300  Schwab (Charles) Corp.                                                                        126,990
 ..........................................................................................................................
              4,100  Stilwell Financial, Inc.                                                                      137,596
 ..........................................................................................................................
                400  T. Rowe Price Group, Inc.                                                                      14,956
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,023,969
--------------------------------------------------------------------------------------------------------------------------
Leisure (0.2%)
 ..........................................................................................................................
                500  Brunswick Corp.                                                                                12,015
 ..........................................................................................................................
             19,575  Callaway Golf Co.                                                                             309,285
 ..........................................................................................................................
                100  Gtech Holdings Corp. (NON)                                                                      3,551
 ..........................................................................................................................
             25,600  Harley-Davidson, Inc.                                                                       1,205,248
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,530,099
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
 ..........................................................................................................................
              6,370  Accor SA (France)                                                                             268,738
 ..........................................................................................................................
             10,540  Extended Stay America, Inc. (NON)                                                             158,100
 ..........................................................................................................................
              1,500  Hilton Hotels Corp.                                                                            17,400
 ..........................................................................................................................
              2,400  Host Marriott Corp.                                                                            30,048
 ..........................................................................................................................
             17,100  Marriott International, Inc. Class A                                                          809,514
 ..........................................................................................................................
              1,300  Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                                48,464
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,332,264
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.2%)
 ..........................................................................................................................
             13,299  Alstom (France)                                                                               369,837
 ..........................................................................................................................
              1,000  Caterpillar, Inc.                                                                              50,050
 ..........................................................................................................................
                400  Deere (John) & Co.                                                                             15,140
 ..........................................................................................................................
              1,000  Dover Corp.                                                                                    37,650
 ..........................................................................................................................
             22,575  FSI International, Inc. (NON)                                                                 316,050
 ..........................................................................................................................
                700  Ingersoll-Rand Co.                                                                             28,840
 ..........................................................................................................................
                400  Parker-Hannifin Corp.                                                                          16,976
 ..........................................................................................................................
             29,133  Sandvik AB (Sweden)                                                                           586,614
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,421,157
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ..........................................................................................................................
                300  Danaher Corp.                                                                                  16,800
 ..........................................................................................................................
              1,500  Illinois Tool Works, Inc.                                                                      94,950
 ..........................................................................................................................
              3,180  Mettler-Toledo International, Inc. (NON)                                                      137,535
 ..........................................................................................................................
              3,180  Roper Industries, Inc.                                                                        132,765
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   382,050
--------------------------------------------------------------------------------------------------------------------------
Media (1.2%)
 ..........................................................................................................................
            113,300  AOL Time Warner, Inc. (NON)                                                                 6,004,900
 ..........................................................................................................................
             68,300  Disney (Walt) Productions, Inc.                                                             1,973,187
 ..........................................................................................................................
              3,500  Fox Entertainment Group, Inc. Class A (NON)                                                    97,650
 ..........................................................................................................................
             13,000  Martha Stewart Living Omnimedia
                     Class A (NON)                                                                                 300,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,376,037
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.7%)
 ..........................................................................................................................
                800  Apogent Technologies, Inc. (NON)                                                               19,680
 ..........................................................................................................................
                400  Bard (C.R.), Inc.                                                                              22,780
 ..........................................................................................................................
                400  Bausch & Lomb, Inc.                                                                            14,496
 ..........................................................................................................................
              3,400  Baxter International, Inc.                                                                    166,600
 ..........................................................................................................................
                400  Beckman Coulter, Inc.                                                                          16,320
 ..........................................................................................................................
              1,600  Becton, Dickinson and Co.                                                                      57,264
 ..........................................................................................................................
              1,100  Biomet, Inc.                                                                                   52,866
 ..........................................................................................................................
              5,045  Biosite Diagnostics, Inc. (NON)                                                               226,016
 ..........................................................................................................................
                800  Boston Scientific Corp. (NON)                                                                  13,600
 ..........................................................................................................................
              5,500  Closure Medical Corp. (NON)                                                                   126,335
 ..........................................................................................................................
              7,975  Cytyc Corp. (NON)                                                                             183,824
 ..........................................................................................................................
                400  DENTSPLY International, Inc.                                                                   17,740
 ..........................................................................................................................
             11,260  Diagnostic Products Corp.                                                                     373,832
 ..........................................................................................................................
             34,700  Medtronic, Inc.                                                                             1,596,547
 ..........................................................................................................................
              8,720  Mentor Corp.                                                                                  248,520
 ..........................................................................................................................
                300  Millipore Corp.                                                                                18,594
 ..........................................................................................................................
             15,100  Ocular Sciences, Inc. (NON)                                                                   383,540
 ..........................................................................................................................
             10,450  ORATEC Interventions, Inc. (NON)                                                               96,872
 ..........................................................................................................................
                700  Pall Corp.                                                                                     16,471
 ..........................................................................................................................
              4,720  PolyMedica Corp. (NON)                                                                        191,160
 ..........................................................................................................................
              2,860  Respironics, Inc. (NON)                                                                        85,114
 ..........................................................................................................................
             30,230  Smith & Nephew PLC (United Kingdom) (NON)                                                     156,871
 ..........................................................................................................................
             23,200  Sonic Innovations, Inc. (NON)                                                                 149,640
 ..........................................................................................................................
             12,100  St. Jude Medical, Inc. (NON)                                                                  726,000
 ..........................................................................................................................
                700  Stryker Corp.                                                                                  38,395
 ..........................................................................................................................
                300  Sybron Dental Specialties, Inc. (NON)                                                           6,147
 ..........................................................................................................................
              4,115  Techne Corp. (NON)                                                                            133,738
 ..........................................................................................................................
              3,860  Ventana Medical Systems, Inc. (NON)                                                           121,590
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,260,552
--------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
 ..........................................................................................................................
              6,800  Alcan Aluminum, Ltd. (Canada)                                                                 285,891
 ..........................................................................................................................
             15,360  Alcoa, Inc.                                                                                   605,184
 ..........................................................................................................................
                800  Allegheny Technologies, Inc.                                                                   14,472
 ..........................................................................................................................
             59,472  BHP Billiton, Ltd. (Australia)                                                                313,900
 ..........................................................................................................................
             79,400  Billiton PLC (United Kingdom)                                                                 395,556
 ..........................................................................................................................
             19,080  Freeport-McMoRan Copper &
                     Gold, Inc. Class B (NON)                                                                      210,834
 ..........................................................................................................................
              1,820  Lone Star Technologies, Inc. (NON)                                                             65,884
 ..........................................................................................................................
                400  Massey Energy Co.                                                                               7,904
 ..........................................................................................................................
                700  Newmont Mining Corp.                                                                           13,027
 ..........................................................................................................................
                500  Nucor Corp.                                                                                    24,445
 ..........................................................................................................................
             14,265  Pohang Iron & Steel Company, Ltd. ADR
                     (South Korea)                                                                                 281,306
 ..........................................................................................................................
             12,075  Rio Tinto, Ltd. (Australia)                                                                   209,418
 ..........................................................................................................................
             25,909  Rio Tinto PLC (United Kingdom)                                                                459,820
 ..........................................................................................................................
              9,720  Stillwater Mining Co. (NON)                                                                   284,310
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,171,951
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.6%)
 ..........................................................................................................................
                800  Dynegy, Inc.                                                                                   37,200
 ..........................................................................................................................
              3,500  El Paso Corp.                                                                                 183,890
 ..........................................................................................................................
             62,000  Enron Corp.                                                                                 3,038,000
 ..........................................................................................................................
            148,500  Hong Kong and China Gas Co., Ltd.
                     (Hong Kong)                                                                                   186,589
 ..........................................................................................................................
                700  KeySpan Corp.                                                                                  25,536
 ..........................................................................................................................
             24,900  NiSource, Inc.                                                                                680,517
 ..........................................................................................................................
                700  Sempra Energy                                                                                  19,138
 ..........................................................................................................................
             57,000  Tokyo Gas Co., Ltd. (Japan)                                                                   173,240
 ..........................................................................................................................
              1,200  Williams Cos., Inc. (The)                                                                      39,540
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,383,650
--------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ..........................................................................................................................
              2,000  Canon, Inc. (Japan)                                                                            80,834
 ..........................................................................................................................
              1,000  Pitney Bowes, Inc.                                                                             42,120
 ..........................................................................................................................
                500  Reynolds and Reynolds Co. (The) Class A                                                        10,975
 ..........................................................................................................................
              6,800  Steelcase, Inc.                                                                                81,260
 ..........................................................................................................................
              4,720  Wackenhut Corp. (NON)                                                                          81,420
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   296,609
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.1%)
 ..........................................................................................................................
                700  Amerada Hess Corp.                                                                             56,560
 ..........................................................................................................................
              2,200  Anadarko Petroleum Corp.                                                                      118,866
 ..........................................................................................................................
                900  Apache Corp.                                                                                   45,675
 ..........................................................................................................................
              4,630  Barrett Resources Corp. (NON)                                                                 273,170
 ..........................................................................................................................
             29,400  BP PLC (United Kingdom)                                                                       241,663
 ..........................................................................................................................
              8,000  Brown (Tom), Inc. (NON)                                                                       192,000
 ..........................................................................................................................
              1,500  Burlington Resources, Inc.                                                                     59,925
 ..........................................................................................................................
             11,040  Chesapeake Energy Corp. (NON)                                                                  75,072
 ..........................................................................................................................
              3,600  Chevron, Inc.                                                                                 325,800
 ..........................................................................................................................
              6,400  Conoco, Inc. Class A                                                                          180,480
 ..........................................................................................................................
              5,300  Conoco, Inc. Class B                                                                          153,170
 ..........................................................................................................................
                400  Devon Energy Corp.                                                                             21,000
 ..........................................................................................................................
            119,131  ENI SpA (Italy)                                                                             1,451,816
 ..........................................................................................................................
             92,800  Exxon Mobil Corp.                                                                           8,106,080
 ..........................................................................................................................
              5,450  Houston Exploration Co. (NON)                                                                 170,313
 ..........................................................................................................................
             10,130  KEY Production Co., Inc. (NON)                                                                168,665
 ..........................................................................................................................
              7,270  Louis Dreyfus Natural Gas Corp. (NON)                                                         253,360
 ..........................................................................................................................
                500  Noble Drilling Corp. (NON)                                                                     16,375
 ..........................................................................................................................
              2,400  Occidental Petroleum Corp.                                                                     63,816
 ..........................................................................................................................
             10,252  PanCanadian Petroleum, Ltd. (Canada)                                                          314,147
 ..........................................................................................................................
             20,704  Petroleo Brasileiro SA ADR (Brazil)                                                           538,304
 ..........................................................................................................................
                800  Phillips Petroleum Co.                                                                         45,600
 ..........................................................................................................................
              6,130  Pogo Producing Co.                                                                            147,120
 ..........................................................................................................................
             74,200  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               4,323,634
 ..........................................................................................................................
            512,473  Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                            4,259,283
 ..........................................................................................................................
              8,450  St. Mary Land & Exploration Co.                                                               197,392
 ..........................................................................................................................
              4,840  Stone Energy Corp. (NON)                                                                      214,412
 ..........................................................................................................................
             22,167  Suncor Energy, Inc. (Canada)                                                                  563,853
 ..........................................................................................................................
              2,200  Texaco, Inc.                                                                                  146,520
 ..........................................................................................................................
             30,500  Tosco Corp.                                                                                 1,343,525
 ..........................................................................................................................
             34,590  TotalFinaElf SA Class B (France)                                                            4,841,840
 ..........................................................................................................................
                800  Ultramar Diamond Shamrock Corp.                                                                37,800
 ..........................................................................................................................
             21,100  Unocal Corp.                                                                                  720,565
 ..........................................................................................................................
                700  USX-Marathon Group                                                                             20,657
 ..........................................................................................................................
             24,220  XTO Energy, Inc.                                                                              347,557
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,036,015
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.4%)
 ..........................................................................................................................
             62,300  Abitibi-Consolidated, Inc. (Canada)                                                           476,231
 ..........................................................................................................................
                200  Bemis Company, Inc.                                                                             8,034
 ..........................................................................................................................
                100  Boise Cascade Corp.                                                                             3,517
 ..........................................................................................................................
                200  Bowater, Inc.                                                                                   8,948
 ..........................................................................................................................
              1,000  Georgia-Pacific Group                                                                          33,850
 ..........................................................................................................................
             23,200  International Paper Co.                                                                       828,240
 ..........................................................................................................................
                800  Mead Corp.                                                                                     21,712
 ..........................................................................................................................
              7,600  Owens-Illinois, Inc. (NON)                                                                     51,528
 ..........................................................................................................................
                600  Sealed Air Corp. (NON)                                                                         22,350
 ..........................................................................................................................
             32,195  Smurfit-Stone Container Corp. (NON)                                                           521,559
 ..........................................................................................................................
             56,785  Stora Enso OYJ Class R (Finland)                                                              615,131
 ..........................................................................................................................
                300  Temple Inland, Inc.                                                                            15,987
 ..........................................................................................................................
              2,000  Weyerhaeuser Co.                                                                              109,940
 ..........................................................................................................................
                500  Willamette Industries, Inc.                                                                    24,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,741,777
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.8%)
 ..........................................................................................................................
              8,000  Abbott Laboratories                                                                           384,080
 ..........................................................................................................................
                900  Allergan, Inc.                                                                                 76,950
 ..........................................................................................................................
             77,700  American Home Products Corp.                                                                4,540,788
 ..........................................................................................................................
              5,300  Andrx Group (NON)                                                                             408,100
 ..........................................................................................................................
             82,917  AstraZeneca PLC (United Kingdom)                                                            3,863,163
 ..........................................................................................................................
              3,500  AstraZeneca PLC ADR (United Kingdom)                                                          163,625
 ..........................................................................................................................
             16,861  Aventis SA (France)                                                                         1,345,610
 ..........................................................................................................................
              1,270  Barr Laboratories, Inc. (NON)                                                                  89,421
 ..........................................................................................................................
             49,400  Bristol-Myers Squibb Co.                                                                    2,583,620
 ..........................................................................................................................
             19,241  Elan Corp. PLC ADR (Ireland) (NON)                                                          1,188,707
 ..........................................................................................................................
              6,040  Enzon, Inc. (NON)                                                                             377,500
 ..........................................................................................................................
              6,000  Forest Laboratories, Inc. (NON)                                                               426,000
 ..........................................................................................................................
            104,534  GlaxoSmithKline PLC (United Kingdom) (NON)                                                  2,940,123
 ..........................................................................................................................
             18,985  IVAX Corp. (NON)                                                                              740,415
 ..........................................................................................................................
            110,982  Johnson & Johnson                                                                           5,549,100
 ..........................................................................................................................
             10,500  King Pharmaceuticals, Inc. (NON)                                                              564,375
 ..........................................................................................................................
             23,300  Lilly (Eli) & Co.                                                                           1,724,200
 ..........................................................................................................................
             70,200  Merck & Co., Inc.                                                                           4,486,482
 ..........................................................................................................................
                500  Mylan Laboratories, Inc.                                                                       14,065
 ..........................................................................................................................
             49,000  NBTY, Inc. (NON)                                                                              609,560
 ..........................................................................................................................
                200  Noven Pharmaceuticals, Inc. (NON)                                                               7,840
 ..........................................................................................................................
             19,200  Perrigo Co. (NON)                                                                             320,448
 ..........................................................................................................................
            185,575  Pfizer, Inc.                                                                                7,432,279
 ..........................................................................................................................
             46,400  Pharmacia Corp.                                                                             2,132,080
 ..........................................................................................................................
             36,000  Sankyo Co., Ltd. (Japan)                                                                      649,559
 ..........................................................................................................................
             51,159  Sanofi-Synthelabo SA (France)                                                               3,355,429
 ..........................................................................................................................
             74,000  Schering-Plough Corp.                                                                       2,681,760
 ..........................................................................................................................
                300  Sepracor, Inc. (NON)                                                                           11,940
 ..........................................................................................................................
             18,000  Shionogi & Co., Ltd. (Japan)                                                                  375,301
 ..........................................................................................................................
              4,000  Takeda Chemical Industries (Japan)                                                            186,047
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                49,228,567
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.1%)
 ..........................................................................................................................
              1,300  Eastman Kodak Co.                                                                              60,684
 ..........................................................................................................................
             69,600  Xerox Corp.                                                                                   666,072
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   726,756
--------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ..........................................................................................................................
                755  Mirant Corp. (NON)                                                                             25,972
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.2%)
 ..........................................................................................................................
                300  Knight-Ridder, Inc.                                                                            17,790
 ..........................................................................................................................
              1,000  McGraw-Hill Cos., Inc. (The)                                                                   66,150
 ..........................................................................................................................
                300  New York Times Co. (The) Class A                                                               12,600
 ..........................................................................................................................
                400  Reader's Digest Association, Inc.
                     (The) Class A                                                                                  11,500
 ..........................................................................................................................
              9,630  Scholastic Corp. (NON)                                                                        405,423
 ..........................................................................................................................
             32,000  Singapore Press Holdings, Ltd. (Singapore)                                                    351,359
 ..........................................................................................................................
                500  Tribune Co.                                                                                    20,005
 ..........................................................................................................................
             35,800  United Business Media PLC
                     (United Kingdom)                                                                              290,997
 ..........................................................................................................................
              7,000  VNU NV (Netherlands)                                                                          236,964
 ..........................................................................................................................
             11,653  Wolters Kluwer NV (Netherlands)                                                               313,128
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,725,916
--------------------------------------------------------------------------------------------------------------------------
Railroads (--%)
 ..........................................................................................................................
              3,200  Burlington Northern Santa Fe Corp.                                                             96,544
 ..........................................................................................................................
              2,700  CSX Corp.                                                                                      97,848
 ..........................................................................................................................
                400  GATX Corp.                                                                                     16,040
 ..........................................................................................................................
                300  Kansas City Southern Industries, Inc. (NON)                                                     4,740
 ..........................................................................................................................
              1,300  Union Pacific Corp.                                                                            71,383
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   286,555
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.4%)
 ..........................................................................................................................
                300  Apartment Investment &
                     Management Co. Class A (R)                                                                     14,460
 ..........................................................................................................................
                300  Avalonbay Communities, Inc. (R)                                                                14,025
 ..........................................................................................................................
             18,300  Boston Properties, Inc.  (R)                                                                  748,470
 ..........................................................................................................................
            146,000  Cheung Kong Holdings (Hong Kong)                                                            1,591,128
 ..........................................................................................................................
                500  Duke Realty Investments, Inc. (R)                                                              12,425
 ..........................................................................................................................
              2,300  Equity Office Properties Trust (R)                                                             72,749
 ..........................................................................................................................
              1,300  Equity Residential Properties Trust (R)                                                        73,515
 ..........................................................................................................................
                400  Spieker Properties, Inc. (R)                                                                   23,980
 ..........................................................................................................................
                400  Vornado Realty Trust (R)                                                                       15,616
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,566,368
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.9%)
 ..........................................................................................................................
             10,000  BellSouth Corp.                                                                               402,700
 ..........................................................................................................................
            116,200  SBC Communications, Inc.                                                                    4,654,972
 ..........................................................................................................................
             33,500  Verizon Communications, Inc.                                                                1,792,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,849,922
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.4%)
 ..........................................................................................................................
                130  AmeriKing, Inc. (NON)                                                                               1
 ..........................................................................................................................
              2,900  Darden Restaurants, Inc.                                                                       80,910
 ..........................................................................................................................
            110,024  Granada PLC (United Kingdom)                                                                  230,930
 ..........................................................................................................................
             49,000  McDonald's Corp.                                                                            1,325,940
 ..........................................................................................................................
                800  Outback Steakhouse, Inc. (NON)                                                                 23,040
 ..........................................................................................................................
              7,610  RARE Hospitality International, Inc. (NON)                                                    171,986
 ..........................................................................................................................
             35,900  Starbucks Corp. (NON)                                                                         825,700
 ..........................................................................................................................
                600  Tricon Global Restaurants, Inc. (NON)                                                          26,340
 ..........................................................................................................................
                800  Wendy's International, Inc.                                                                    20,432
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,705,279
--------------------------------------------------------------------------------------------------------------------------
Retail (3.1%)
 ..........................................................................................................................
             22,930  1-800-FLOWERS. COM, Inc. (NON)                                                                340,281
 ..........................................................................................................................
              3,180  Abercrombie & Fitch Co. Class A (NON)                                                         141,510
 ..........................................................................................................................
              1,800  Albertsons, Inc.                                                                               53,982
 ..........................................................................................................................
             10,450  American Eagle Outfitters, Inc. (NON)                                                         368,258
 ..........................................................................................................................
                800  AutoZone, Inc. (NON)                                                                           30,000
 ..........................................................................................................................
             16,500  Bed Bath & Beyond, Inc. (NON)                                                                 514,800
 ..........................................................................................................................
             18,200  Best Buy Co., Inc. (NON)                                                                    1,156,064
 ..........................................................................................................................
                300  BJ's Wholesale Club, Inc. (NON)                                                                15,978
 ..........................................................................................................................
             51,320  Blockbuster, Inc. Class A                                                                     936,590
 ..........................................................................................................................
             11,380  Chico's FAS, Inc. (NON)                                                                       338,555
 ..........................................................................................................................
                500  Circuit City Stores-Circuit City Group                                                          9,000
 ..........................................................................................................................
              5,250  Columbia Sportswear Co. (NON)                                                                 267,698
 ..........................................................................................................................
                700  CVS Corp.                                                                                      27,020
 ..........................................................................................................................
                900  Dollar General Corp.                                                                           17,550
 ..........................................................................................................................
                400  Dollar Tree Stores, Inc. (NON)                                                                 11,136
 ..........................................................................................................................
             12,400  Expedia, Inc. Class A (NON)                                                                   577,840
 ..........................................................................................................................
                700  Family Dollar Stores, Inc.                                                                     17,941
 ..........................................................................................................................
              1,300  Fast Retailing Co., Ltd. (Japan)                                                              226,223
 ..........................................................................................................................
                400  Fastenal Co.                                                                                   24,792
 ..........................................................................................................................
              1,000  Federated Department Stores, Inc. (NON)                                                        42,500
 ..........................................................................................................................
             19,170  Genesco, Inc. (NON)                                                                           644,112
 ..........................................................................................................................
              9,978  Gucci Group NV (Netherlands)                                                                  835,658
 ..........................................................................................................................
             22,500  Hancock Fabrics, Inc.                                                                         201,375
 ..........................................................................................................................
                400  Harcourt General, Inc.                                                                         23,276
 ..........................................................................................................................
             27,400  Home Depot, Inc. (The)                                                                      1,275,470
 ..........................................................................................................................
             11,550  HomeStore.com, Inc. (NON)                                                                     403,788
 ..........................................................................................................................
             14,990  HOT Topic, Inc. (NON)                                                                         466,189
 ..........................................................................................................................
              8,400  Intimate Brands, Inc.                                                                         126,588
 ..........................................................................................................................
              1,000  Jones Apparel Group, Inc. (NON)                                                                43,200
 ..........................................................................................................................
              1,300  K mart Corp. (NON)                                                                             14,911
 ..........................................................................................................................
             18,600  Kohls Corp. (NON)                                                                           1,166,778
 ..........................................................................................................................
              4,200  Kroger Co. (NON)                                                                              105,000
 ..........................................................................................................................
             54,800  Limited, Inc. (The)                                                                           905,296
 ..........................................................................................................................
             10,300  Lowe's Cos., Inc.                                                                             747,265
 ..........................................................................................................................
                900  May Department Stores Co.                                                                      30,834
 ..........................................................................................................................
             11,482  Metro AG (Germany)                                                                            432,416
 ..........................................................................................................................
             13,400  Oakley, Inc. (NON)                                                                            247,900
 ..........................................................................................................................
              5,500  Office Depot, Inc. (NON)                                                                       57,090
 ..........................................................................................................................
              3,500  Penney (J.C.) Co., Inc.                                                                        92,260
 ..........................................................................................................................
             27,300  PETsMART, Inc. (NON)                                                                          192,465
 ..........................................................................................................................
              6,590  Rent-A-Center, Inc. (NON)                                                                     346,634
 ..........................................................................................................................
             65,646  Rite Aid Corp. (NON)                                                                          590,814
 ..........................................................................................................................
              6,600  Rite Aid Corp. (Private) (acquired
                     6/22/01, cost $49,500) (RES) (NON)                                                             53,460
 ..........................................................................................................................
                900  Ross Stores, Inc.                                                                              21,555
 ..........................................................................................................................
              2,700  Safeway, Inc. (NON)                                                                           129,600
 ..........................................................................................................................
              7,700  Saks, Inc. (NON)                                                                               73,920
 ..........................................................................................................................
              1,400  Sears, Roebuck & Co.                                                                           59,234
 ..........................................................................................................................
             35,200  Staples, Inc. (NON)                                                                           562,848
 ..........................................................................................................................
             15,800  Stein Mart, Inc. (NON)                                                                        163,372
 ..........................................................................................................................
              7,700  SUPERVALU, Inc.                                                                               135,135
 ..........................................................................................................................
             26,360  Talbots, Inc. (The)                                                                         1,153,250
 ..........................................................................................................................
              2,500  Target Corp.                                                                                   86,500
 ..........................................................................................................................
            285,421  Tesco PLC (United Kingdom)                                                                  1,029,559
 ..........................................................................................................................
             20,300  Ticketmaster Class B (NON)                                                                    300,440
 ..........................................................................................................................
                600  Tiffany & Co.                                                                                  21,732
 ..........................................................................................................................
             29,700  TJX Cos., Inc. (The)                                                                          946,539
 ..........................................................................................................................
             67,700  Wal-Mart Stores, Inc.                                                                       3,303,760
 ..........................................................................................................................
              3,100  Walgreen Co.                                                                                  105,865
 ..........................................................................................................................
             27,750  Wild Oats Markets, Inc. (NON)                                                                 288,878
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,502,684
--------------------------------------------------------------------------------------------------------------------------
Schools (0.1%)
 ..........................................................................................................................
              7,960  Apollo Group, Inc. Class A (NON)                                                              337,902
 ..........................................................................................................................
              5,130  Career Education Corp. (NON)                                                                  307,287
 ..........................................................................................................................
              3,410  Education Management Corp. (NON)                                                              136,571
 ..........................................................................................................................
              7,360  MemberWorks, Inc. (NON)                                                                       170,310
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   952,070
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.3%)
 ..........................................................................................................................
              9,387  Applied Materials, Inc. (NON)                                                                 460,902
 ..........................................................................................................................
              9,900  ChipPAC, Inc. (NON)                                                                           103,356
 ..........................................................................................................................
             18,900  KLA-Tencor Corp. (NON)                                                                      1,105,083
 ..........................................................................................................................
                900  LAM Research Corp. (NON)                                                                       26,685
 ..........................................................................................................................
                800  Novellus Systems, Inc. (NON)                                                                   45,432
 ..........................................................................................................................
             20,600  ON Semiconductor Corp. (NON)                                                                   93,730
 ..........................................................................................................................
              7,085  Photronics, Inc. (NON)                                                                        181,801
 ..........................................................................................................................
             17,530  Semitool, Inc. (NON)                                                                          209,133
 ..........................................................................................................................
              2,800  Teradyne, Inc. (NON)                                                                           92,680
 ..........................................................................................................................
              3,910  Zygo Corp. (NON)                                                                               86,998
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,405,800
--------------------------------------------------------------------------------------------------------------------------
Shipping (--%)
 ..........................................................................................................................
              3,080  Expeditors International of
                     Washington, Inc.                                                                              184,797
--------------------------------------------------------------------------------------------------------------------------
Software (3.1%)
 ..........................................................................................................................
             12,900  Adobe Systems, Inc.                                                                           606,300
 ..........................................................................................................................
              3,360  Advent Software, Inc. (NON)                                                                   213,360
 ..........................................................................................................................
                800  Amdocs, Ltd. (Guernsey) (NON)                                                                  43,080
 ..........................................................................................................................
                700  Autodesk, Inc.                                                                                 26,110
 ..........................................................................................................................
             27,900  BEA Systems, Inc. (NON)                                                                       856,809
 ..........................................................................................................................
             39,700  BMC Software, Inc. (NON)                                                                      894,838
 ..........................................................................................................................
             35,000  Cadence Design Systems, Inc. (NON)                                                            652,050
 ..........................................................................................................................
             17,200  Check Point Software Technologies,
                     Ltd. (Israel) (NON)                                                                           869,804
 ..........................................................................................................................
              1,100  Citrix Systems, Inc. (NON)                                                                     38,390
 ..........................................................................................................................
             35,400  Computer Associates International, Inc.                                                     1,274,400
 ..........................................................................................................................
              1,600  Compuware Corp. (NON)                                                                          22,384
 ..........................................................................................................................
              1,100  Electronic Arts, Inc. (NON)                                                                    63,690
 ..........................................................................................................................
              9,310  FileNET Corp. (NON)                                                                           137,788
 ..........................................................................................................................
             10,950  HNC Software (NON)                                                                            273,750
 ..........................................................................................................................
              9,310  Hyperion Solutions Corp. (NON)                                                                139,650
 ..........................................................................................................................
             15,800  J.D. Edwards & Co. (NON)                                                                      223,412
 ..........................................................................................................................
              3,770  Kronos, Inc. (NON)                                                                            154,382
 ..........................................................................................................................
             24,900  McData Corp. Class A (NON)                                                                    436,995
 ..........................................................................................................................
                300  Mercury Interactive Corp. (NON)                                                                17,970
 ..........................................................................................................................
             19,800  Micromuse, Inc. (NON)                                                                         554,202
 ..........................................................................................................................
            114,000  Microsoft Corp. (NON)                                                                       8,322,000
 ..........................................................................................................................
             26,530  MicroStrategy, Inc. (NON)                                                                      74,284
 ..........................................................................................................................
             55,165  Misys PLC (United Kingdom)                                                                    385,565
 ..........................................................................................................................
              2,640  Netegrity, Inc. (NON)                                                                          79,200
 ..........................................................................................................................
                600  Openwave Systems, Inc. (NON)                                                                   20,820
 ..........................................................................................................................
             11,800  Oracle Corp. (NON)                                                                            224,200
 ..........................................................................................................................
            132,900  Parametric Technology Corp. (NON)                                                           1,859,271
 ..........................................................................................................................
              1,300  PeopleSoft, Inc. (NON)                                                                         63,999
 ..........................................................................................................................
              1,500  Rational Software Corp. (NON)                                                                  42,075
 ..........................................................................................................................
              4,225  Remedy Corp. (NON)                                                                            147,030
 ..........................................................................................................................
              9,630  Retek, Inc. (NON)                                                                             461,662
 ..........................................................................................................................
             19,570  S1 Corp. (NON)                                                                                273,980
 ..........................................................................................................................
              1,547  SAP AG (Germany)                                                                              213,273
 ..........................................................................................................................
             18,850  Secure Computing Corp. (NON)                                                                  296,134
 ..........................................................................................................................
             19,400  Siebel Systems, Inc. (NON)                                                                    909,860
 ..........................................................................................................................
              4,526  Sybase, Inc. (NON)                                                                             74,447
 ..........................................................................................................................
                500  Symantec Corp. (NON)                                                                           21,845
 ..........................................................................................................................
                900  Synopsys, Inc. (NON)                                                                           43,551
 ..........................................................................................................................
             18,200  VERITAS Software Corp. (NON)                                                                1,210,846
 ..........................................................................................................................
              3,180  Zebra Technology Corp. (NON)                                                                  156,202
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,379,608
--------------------------------------------------------------------------------------------------------------------------
Staffing (0.1%)
 ..........................................................................................................................
             74,800  Kforce, Inc. (NON)                                                                            486,200
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.7%)
 ..........................................................................................................................
                500  Acxiom Corp. (NON)                                                                              6,545
 ..........................................................................................................................
                400  Affiliated Computer Services, Inc. Class A (NON)                                               28,764
 ..........................................................................................................................
             23,800  Automatic Data Processing, Inc.                                                             1,182,860
 ..........................................................................................................................
                400  BISYS Group, Inc. (The) (NON)                                                                  23,600
 ..........................................................................................................................
              2,200  Checkfree Corp. (NON)                                                                          77,154
 ..........................................................................................................................
              1,000  CNET Networks, Inc. (NON)                                                                      13,000
 ..........................................................................................................................
             41,400  Computer Horizons Corp. (NON)                                                                 128,754
 ..........................................................................................................................
             50,300  Convergys Corp. (NON)                                                                       1,521,575
 ..........................................................................................................................
                600  CSG Systems International, Inc. (NON)                                                          34,800
 ..........................................................................................................................
             11,760  Davox Corp. (NON)                                                                              97,608
 ..........................................................................................................................
                300  Digex, Inc. (NON)                                                                               3,900
 ..........................................................................................................................
              2,300  Electronic Data Systems Corp.                                                                 143,750
 ..........................................................................................................................
                400  Fiserv, Inc. (NON)                                                                             25,592
 ..........................................................................................................................
              7,175  Forrester Research, Inc. (NON)                                                                162,083
 ..........................................................................................................................
             12,940  GoTo.com, Inc. (NON)                                                                          251,683
 ..........................................................................................................................
             79,100  KPMG Consulting, Inc. (NON)                                                                 1,214,185
 ..........................................................................................................................
              1,100  SEI Investments Co.                                                                            52,140
 ..........................................................................................................................
              1,200  SunGard Data Systems, Inc. (NON)                                                               36,012
 ..........................................................................................................................
              1,800  Symbol Technologies, Inc.                                                                      39,960
 ..........................................................................................................................
              1,400  Yahoo!, Inc. (NON)                                                                             27,986
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,071,951
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.1%)
 ..........................................................................................................................
                400  Allegiance Telecom, Inc. (NON)                                                                  5,996
 ..........................................................................................................................
              1,900  ALLTEL Corp.                                                                                  116,394
 ..........................................................................................................................
              1,479  America Movil SA de CV ADR Ser. L
                     (Mexico)                                                                                       30,852
 ..........................................................................................................................
             18,800  AT&T Corp.                                                                                    413,600
 ..........................................................................................................................
              1,500  AT&T Wireless Services, Inc. (NON)                                                             24,525
 ..........................................................................................................................
             10,666  BCE, Inc. (Canada)                                                                            280,516
 ..........................................................................................................................
              7,961  BCE, Inc. (Canada)                                                                            213,517
 ..........................................................................................................................
              3,500  Broadwing, Inc. (NON)                                                                          85,575
 ..........................................................................................................................
                400  CenturyTel, Inc.                                                                               12,120
 ..........................................................................................................................
             65,500  China Mobile, Ltd. (Hong Kong) (NON)                                                          345,997
 ..........................................................................................................................
                700  Citizens Communications Co. (NON)                                                               8,421
 ..........................................................................................................................
              2,300  Commonwealth Telephone
                     Enterprises, Inc. (NON)                                                                        97,175
 ..........................................................................................................................
             15,400  General Communication, Inc. Class A (NON)                                                     186,340
 ..........................................................................................................................
              7,400  Global Crossing, Ltd. (NON) (Bermuda)                                                          63,936
 ..........................................................................................................................
              9,810  Illuminet Holdings, Inc. (NON)                                                                308,525
 ..........................................................................................................................
              5,040  Leap Wireless International, Inc. (NON)                                                       152,712
 ..........................................................................................................................
              2,300  Level 3 Communications, Inc. (NON)                                                             12,627
 ..........................................................................................................................
              1,800  McLeodUSA, Inc. Class A (NON)                                                                   8,262
 ..........................................................................................................................
              1,900  Nextel Communications, Inc. Class A (NON)                                                      33,250
 ..........................................................................................................................
                138  Nippon Telegraph and Telephone Corp.
                     (NTT) (Japan)                                                                                 719,326
 ..........................................................................................................................
                146  NTT DoCoMo, Inc. (Japan)                                                                    2,540,658
 ..........................................................................................................................
                  6  NTT DoCoMo, Inc. 144A (Japan)                                                                 104,411
 ..........................................................................................................................
             37,790  Orange SA (France) (NON)                                                                      307,024
 ..........................................................................................................................
             33,840  Pac-West Telecomm Inc. (NON)                                                                   65,650
 ..........................................................................................................................
             46,889  Portugal Telecom, SGPS SA (Portugal) (NON)                                                    326,981
 ..........................................................................................................................
             46,889  Portugal Telecom SA (Portugal) (NON)                                                            5,952
 ..........................................................................................................................
             46,700  Qwest Communications International, Inc.                                                    1,488,329
 ..........................................................................................................................
                850  SK Telecom Co., Ltd. (South Korea)                                                            125,404
 ..........................................................................................................................
             17,435  SK Telecom Co., Ltd. ADR (South Korea)                                                        294,652
 ..........................................................................................................................
             86,500  Sprint Corp. (FON Group)                                                                    1,847,640
 ..........................................................................................................................
             36,100  Sprint Corp. (PCS Group) (NON)                                                                871,815
 ..........................................................................................................................
            120,480  Telecom Italia SpA (Italy)                                                                    575,067
 ..........................................................................................................................
             16,977  Telefonos de Mexico SA de CV (Telmex)
                     ADR Ser. L (Mexico)                                                                           595,723
 ..........................................................................................................................
                300  Telephone and Data Systems, Inc.                                                               32,625
 ..........................................................................................................................
              2,500  TyCom, Ltd. (Bermuda) (NON)                                                                    43,000
 ..........................................................................................................................
                200  United States Cellular Corp. (NON)                                                             11,530
 ..........................................................................................................................
          1,269,095  Vodafone Group PLC (United Kingdom)                                                         2,810,947
 ..........................................................................................................................
              1,900  Western Wireless Corp. Class A (NON)                                                           81,700
 ..........................................................................................................................
                986  Williams Communications Group, Inc. (NON)                                                       2,909
 ..........................................................................................................................
             18,700  WJ Communications, Inc. (NON)                                                                  86,955
 ..........................................................................................................................
             11,000  WorldCom, Inc.-WorldCom Group (NON)                                                           156,200
 ..........................................................................................................................
                440  WorldCom, Inc.-WorldCom Group (NON)                                                             7,084
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,501,922
--------------------------------------------------------------------------------------------------------------------------
Telephone (0.1%)
 ..........................................................................................................................
             27,657  Korea Telecom Corp. ADR (South Korea)                                                         607,901
 ..........................................................................................................................
                160  MPower Communications, Inc. 144A (NON)                                                            152
 ..........................................................................................................................
             32,795  Telefonica S.A. (Spain) (NON)                                                                 404,104
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,012,157
--------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
 ..........................................................................................................................
              2,000  Industria de Diseno Textil (Inditex)
                     SA 144A (Spain) (NON)                                                                          31,906
 ..........................................................................................................................
                300  Liz Claiborne, Inc.                                                                            15,135
 ..........................................................................................................................
                400  Nike, Inc.                                                                                     16,796
 ..........................................................................................................................
                400  V. F. Corp.                                                                                    14,552
 ..........................................................................................................................
             12,990  WESCO International, Inc. (NON)                                                               118,209
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   196,598
--------------------------------------------------------------------------------------------------------------------------
Tire & Rubber (--%)
 ..........................................................................................................................
                400  Goodyear Tire & Rubber Co. (The)                                                               11,200
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.9%)
 ..........................................................................................................................
              7,782  Altadis SA (Spain)                                                                            110,907
 ..........................................................................................................................
                336  Cie Finance Richemont AG (Switzerland)                                                        860,196
 ..........................................................................................................................
             98,800  Philip Morris Cos., Inc.                                                                    5,014,100
 ..........................................................................................................................
              1,400  R.J. Reynolds Tobacco Holdings, Inc.                                                           76,440
 ..........................................................................................................................
              2,200  UST, Inc.                                                                                      63,492
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,125,135
--------------------------------------------------------------------------------------------------------------------------
Toys (0.1%)
 ..........................................................................................................................
              8,300  Action Performance Cos., Inc. (NON)                                                           207,500
 ..........................................................................................................................
              5,100  Mattel, Inc. (NON)                                                                             96,492
 ..........................................................................................................................
              3,300  Nintendo Co., Ltd. (Japan)                                                                    600,722
 ..........................................................................................................................
              1,100  Toys R Us (NON)                                                                                27,225
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   931,939
--------------------------------------------------------------------------------------------------------------------------
Transaction Processing (--%)
 ..........................................................................................................................
              1,100  Concord EFS, Inc. (NON)                                                                        57,211
 ..........................................................................................................................
              4,400  National Data Corp.                                                                           142,560
 ..........................................................................................................................
                400  NOVA Corp./Georgia (NON)                                                                       12,580
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   212,351
--------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (--%)
 ..........................................................................................................................
                700  Johnson Controls, Inc.                                                                         50,729
 ..........................................................................................................................
                300  PACCAR, Inc.                                                                                   15,426
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    66,155
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.3%)
 ..........................................................................................................................
             57,400  Waste Management, Inc.                                                                      1,769,068
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $421,251,781)                                                                      $432,705,896
--------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes (14.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (0.6%)
 ..........................................................................................................................
           $860,000  Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                 $949,844
 ..........................................................................................................................
          1,270,000  Lockheed Martin Corp. company
                     guaranty 7 1/4s, 2006                                                                       1,319,086
 ..........................................................................................................................
            100,000  Sequa Corp. sr. notes 9s, 2009                                                                 99,750
 ..........................................................................................................................
          1,690,000  Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                     1,719,575
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,088,255
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.2%)
 ..........................................................................................................................
             60,000  Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada)                                                                                  54,900
 ..........................................................................................................................
            100,000  Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                                 106,194
 ..........................................................................................................................
            170,000  Calair, LLC 144A company guaranty
                     8 1/8s, 2008                                                                                  163,625
 ..........................................................................................................................
            610,000  Continental Airlines, Inc. notes 8s, 2005                                                     594,341
 ..........................................................................................................................
             10,000  Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                            9,928
 ..........................................................................................................................
            260,000  Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                         252,398
 ..........................................................................................................................
            100,000  US Air, Inc. pass-through
                     certificates Ser. 93A3, 10 3/8s, 2013                                                          93,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,274,886
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.7%)
 ..........................................................................................................................
          1,120,000  DaimlerChrysler Corp. company
                     guaranty 8 1/2s, 2031                                                                       1,187,278
 ..........................................................................................................................
            110,000  Dana Corp. notes 6 1/4s, 2004                                                                 101,200
 ..........................................................................................................................
            920,000  Delphi Automotive Systems Corp. notes
                     6 1/8s, 2004                                                                                  921,224
 ..........................................................................................................................
            805,000  Ford Motor Co. bonds 6 5/8s, 2028                                                             700,213
 ..........................................................................................................................
            160,000  Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                   160,557
 ..........................................................................................................................
            120,000  Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                   121,639
 ..........................................................................................................................
          1,565,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,638,164
 ..........................................................................................................................
             50,000  Talon Automotive Group sr. sub. notes
                     Ser. B, 9 5/8s, 2008 (In default) (NON)                                                         1,000
 ..........................................................................................................................
            240,000  Visteon Corp. sr. notes 8 1/4s, 2010                                                          250,087
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,081,362
--------------------------------------------------------------------------------------------------------------------------
Banking (2.1%)
 ..........................................................................................................................
           $690,000  Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                    716,758
 ..........................................................................................................................
          2,445,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                    2,327,591
 ..........................................................................................................................
            110,000  Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                          101,656
 ..........................................................................................................................
            500,000  First Union Corp. notes 6.95s, 2004                                                           518,665
 ..........................................................................................................................
          1,210,000  FleetBoston Financial Corp. notes
                     7 1/4s, 2005                                                                                1,267,257
 ..........................................................................................................................
          1,570,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      1,528,081
 ..........................................................................................................................
          1,000,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                              1,015,790
 ..........................................................................................................................
            975,000  National City Bank sub. notes, Ser. BKNT,
                     6 1/4s, 2011                                                                                  930,677
 ..........................................................................................................................
            705,000  Peoples Bank- Bridgeport sub. notes
                     7.2s, 2006                                                                                    680,706
 ..........................................................................................................................
             20,000  Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                           18,247
 ..........................................................................................................................
             70,000  Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                            60,649
 ..........................................................................................................................
             80,000  Riggs Capital Trust 144A bonds
                     8 5/8s, 2026                                                                                   53,686
 ..........................................................................................................................
          2,360,000  Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               2,554,700
 ..........................................................................................................................
            770,000  Washington Mutual Bank FA notes
                     6 7/8s, 2011                                                                                  765,842
 ..........................................................................................................................
              5,000  Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                     4,283
 ..........................................................................................................................
          1,095,000  Wells Fargo & Co. notes 5.9s, 2006                                                          1,094,058
 ..........................................................................................................................
          1,220,000  Wells Fargo & Co. sr. notes 7 1/4s, 2005                                                    1,287,490
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,926,136
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.1%)
 ..........................................................................................................................
            415,000  Anheuser-Busch Cos., Inc. deb. 7.55s, 2030                                                    451,342
 ..........................................................................................................................
            130,000  Constellation Brands, Inc. 144A sr. notes
                     8s, 2008                                                                                      130,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   581,342
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.5%)
 ..........................................................................................................................
             88,000  AMFM Operating, Inc. deb.
                     12 5/8s, 2006 (PIK)                                                                            96,360
 ..........................................................................................................................
             20,000  British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                           19,775
 ..........................................................................................................................
             30,000  British Sky Broadcasting PLC company
                     guaranty 7.3s, 2006 (United Kingdom)                                                           29,430
 ..........................................................................................................................
          1,660,000  British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                      1,519,697
 ..........................................................................................................................
            100,000  Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                             104,000
 ..........................................................................................................................
             60,000  Fox/Liberty Networks, LLC sr. notes
                     8 7/8s, 2007                                                                                   62,700
 ..........................................................................................................................
            120,000  News America, Inc. sr. notes 6 5/8s, 2008                                                     116,467
 ..........................................................................................................................
          1,680,000  News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                  1,579,536
 ..........................................................................................................................
             25,000  Paxson Communications Corp. 144A
                     sr. sub. notes 11 5/8s, 2002                                                                   25,313
 ..........................................................................................................................
             80,000  Pegasus Satellite sr. notes 12 3/8s, 2006                                                      77,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,630,878
--------------------------------------------------------------------------------------------------------------------------
Building Materials (0.1%)
 ..........................................................................................................................
            280,000  American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                                 276,500
 ..........................................................................................................................
            250,000  American Standard Companies, Inc.
                     company guaranty 7 1/8s, 2003                                                                 248,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   524,625
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
 ..........................................................................................................................
             20,000  Century Communications Corp. sr. notes
                      8 7/8s, 2007                                                                                  18,500
 ..........................................................................................................................
            100,000  Comcast UK Cable, Ltd. deb. 11.2s,
                     2007 (Bermuda)                                                                                 67,000
 ..........................................................................................................................
            210,000  CSC Holdings, Inc. sr. sub. deb.
                     10 1/2s, 2016                                                                                 225,750
 ..........................................................................................................................
            300,000  CSC Holdings, Inc. sr. sub. deb.
                     9 7/8s, 2013                                                                                  315,000
 ..........................................................................................................................
            270,000  CSC Holdings, Inc. 144A sr. notes
                     7 5/8s, 2011                                                                                  257,121
 ..........................................................................................................................
             40,000  Rogers Cablesystems, Ltd. deb.
                     10 1/8s, 2012 (Canada)                                                                         42,400
 ..........................................................................................................................
             20,000  Rogers Cablesystems, Ltd. notes 11s,
                     2015 (Canada)                                                                                  22,000
 ..........................................................................................................................
            110,000  Rogers Cablesystems, Ltd. sr. sub.
                     notes 8.8s, 2007 (Canada)                                                                     103,400
 ..........................................................................................................................
            100,000  TeleWest Communications PLC deb. 11s,
                     2007 (United Kingdom)                                                                          83,000
 ..........................................................................................................................
             90,000  TeleWest Communications PLC sr. disc.
                     notes stepped-coupon zero % (11 3/8s,
                     2/1/05), 2010 (United Kingdom) (STP)                                                           41,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,176,021
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
 ..........................................................................................................................
             40,000  Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                                  40,200
 ..........................................................................................................................
             70,000  Hercules, Inc. 144A company guaranty
                     11 1/8s, 2007                                                                                  69,300
 ..........................................................................................................................
            110,000  Huntsman Corp. 144A sr. sub. notes
                     FRN 9.454s, 2007                                                                               63,800
 ..........................................................................................................................
            560,000  IMC Global, Inc. 144A sr. notes
                     10 7/8s, 2008                                                                                 552,574
 ..........................................................................................................................
          1,470,000  Lyondell Petrochemical Co. notes
                     Ser. A, 9 5/8s, 2007                                                                        1,466,325
 ..........................................................................................................................
            180,000  Lyondell Petrochemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                          179,550
 ..........................................................................................................................
             60,000  PMD Group, Inc. 144A sr. sub. notes
                     11s, 2011                                                                                      61,800
 ..........................................................................................................................
             60,000  Scotts Co. (The) company guaranty
                     8 5/8s, 2009                                                                                   61,125
 ..........................................................................................................................
            100,000  Sterling Chemicals Holdings sr. disc.
                     notes stepped-coupon zero %
                     (13 1/2s, 8/15/01), 2008 (STP)                                                                  5,000
 ..........................................................................................................................
             30,000  Texas Petrochemical Corp. sr. sub. notes
                     Ser. B, 11 1/8s, 2006                                                                          26,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,526,374
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (0.3%)
 ..........................................................................................................................
          1,210,000  Tyco International, Ltd. company
                     guaranty 6 3/4s, 2011 (Luxembourg)                                                          1,199,884
 ..........................................................................................................................
            650,000  Tyco International, Ltd. company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                            657,644
 ..........................................................................................................................
            455,000  Tyco International, Ltd. company
                     guaranty 6 1/4s, 2003 (Luxembourg)                                                            461,252
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,318,780
--------------------------------------------------------------------------------------------------------------------------
Consumer (0.1%)
 ..........................................................................................................................
            660,000  Sealy Mattress Co. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                          651,750
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.7%)
 ..........................................................................................................................
            131,000  Delta Financial Corp. company
                     guaranty 9 1/2s, 2004                                                                          45,850
 ..........................................................................................................................
            485,000  Ford Motor Credit Corp. bonds
                     7 3/8s, 2011                                                                                  491,368
 ..........................................................................................................................
          1,530,000  Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                1,546,402
 ..........................................................................................................................
            435,000  Ford Motor Credit Corp. sr. notes
                     5.8s, 2009                                                                                    401,309
 ..........................................................................................................................
            410,000  General Motors Acceptance Corp. notes
                     6 5/8s, 2002                                                                                  418,635
 ..........................................................................................................................
          1,865,000  Household Finance Corp. notes 8s, 2005                                                      1,992,790
 ..........................................................................................................................
            560,000  Household Finance Corp. notes
                     6 1/2s, 2006                                                                                  569,313
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,465,667
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (--%)
 ..........................................................................................................................
             50,000  United Rentals (North America), Inc.
                     144A company guaranty 10 3/4s, 2008                                                            51,625
--------------------------------------------------------------------------------------------------------------------------
Containers (--%)
 ..........................................................................................................................
            170,000  Ball Corp. company guaranty 8 1/4s, 2008                                                      171,700
 ..........................................................................................................................
             90,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                      72,900
 ..........................................................................................................................
             60,000  U.S. Can Corp. company guaranty
                     Ser. B, 12 3/8s, 2010                                                                          60,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   304,900
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.9%)
 ..........................................................................................................................
            715,000  Arizona Public Service Co. sr. notes
                     6 3/4s, 2006                                                                                  715,608
 ..........................................................................................................................
            100,000  Cleveland Electric Illuminating Co.
                     1st mtge. Ser. B, 9 1/2s, 2005                                                                102,789
 ..........................................................................................................................
             40,000  CMS Energy Corp. sr. notes 7 1/2s, 2009                                                        37,170
 ..........................................................................................................................
            170,000  CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                  162,350
 ..........................................................................................................................
            600,000  CMS Panhandle Holding Corp. sr. notes
                     6 1/8s, 2004                                                                                  584,448
 ..........................................................................................................................
          1,220,000  Dominion Resources, Inc. sr. notes
                     Ser. B, 7 5/8s, 2005                                                                        1,274,705
 ..........................................................................................................................
                 78  Luannan Energy Co. 144A sec. notes
                     12 1/2s, 2002 (Cayman Islands) (PIK)                                                               39
 ..........................................................................................................................
            620,000  Mission Energy Holding 144A sec. notes
                     13 1/2s, 2008                                                                                 608,375
 ..........................................................................................................................
             23,192  Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                    23,964
 ..........................................................................................................................
             73,333  Northeast Utilities notes Ser. B,
                     8.38s, 2005                                                                                    76,778
 ..........................................................................................................................
            516,797  NRG Northeast Generating Corp.
                     company guaranty Ser. A-1, 8.065s, 2004                                                       528,218
 ..........................................................................................................................
            965,000  Progress Energy, Inc. sr. notes 7.1s, 2011                                                    975,663
 ..........................................................................................................................
          1,185,000  TXU Corp. sr. notes Ser. J, 6 3/8s, 2006                                                    1,171,465
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,261,572
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..........................................................................................................................
             50,000  Amkor Technologies, Inc. sr. notes
                     9 1/4s, 2006                                                                                   48,625
 ..........................................................................................................................
             90,000  Amkor Technologies, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                   86,175
 ..........................................................................................................................
            820,000  Avista Corp. 144A sr. notes 9 3/4s, 2008                                                      865,198
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   999,998
--------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
 ..........................................................................................................................
            120,000  World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                                3,000
--------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
 ..........................................................................................................................
             40,000  Compagnie Generale de Geophysique SA
                     sr. notes 10 5/8s, 2007 (France)                                                               41,800
 ..........................................................................................................................
             50,000  Grant Prideco, Inc. 144A sr. notes
                     9 5/8s, 2007                                                                                   51,500
 ..........................................................................................................................
             30,000  Key Energy Services, Inc. 144A sr. notes
                     8 3/8s, 2008                                                                                   30,218
 ..........................................................................................................................
             10,000  Pride International, Inc. sr. notes 10s, 2009                                                  11,150
 ..........................................................................................................................
          1,740,000  Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                1,831,350
 ..........................................................................................................................
            570,000  R&B Falcon Corp. sr. notes Ser. B,
                     6.95s, 2008                                                                                   576,207
 ..........................................................................................................................
            330,000  R&B Falcon Corp. sr. notes Ser. B,
                     6 3/4s, 2005                                                                                  335,491
 ..........................................................................................................................
            575,000  Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                  565,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,443,066
--------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
 ..........................................................................................................................
            320,000  United Artists Theatre sr. sub. notes
                     Ser. B, 9 3/4s, 2008 (In default) (NON)                                                        12,800
--------------------------------------------------------------------------------------------------------------------------
Financial (0.4%)
 ..........................................................................................................................
             33,000  AMRESCO, Inc. sr. sub. notes
                     Ser. 97-A, 10s, 2004                                                                           18,810
 ..........................................................................................................................
            900,000  Associates Corp. sr. notes 6 1/4s, 2008                                                       885,465
 ..........................................................................................................................
            515,000  Citigroup, Inc. deb. 6 5/8s, 2028                                                             481,633
 ..........................................................................................................................
            410,000  Citigroup, Inc. notes 6 1/2s, 2011                                                            406,954
 ..........................................................................................................................
          1,250,000  Nisource Finance Corp. company
                     guaranty Ser. B, 7 5/8s, 2005                                                               1,302,750
 ..........................................................................................................................
             60,000  Willis Corroon Corp. company guaranty
                     9s, 2009                                                                                       61,050
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,156,662
--------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
 ..........................................................................................................................
          1,670,000  Unilever Capital Corp. company
                     guaranty 7 1/8s, 2010                                                                       1,730,220
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.7%)
 ..........................................................................................................................
            170,000  Argosy Gaming Co. 144A sr. sub. notes
                     10 3/4s, 2009                                                                                 182,963
 ..........................................................................................................................
            129,908  Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004 (In default) (NON)                                              77,945
 ..........................................................................................................................
             90,000  Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                          91,350
 ..........................................................................................................................
             60,000  Harrah's Operating Co., Inc. company
                     guaranty 8s, 2011                                                                              61,202
 ..........................................................................................................................
            130,000  International Game Technology sr. notes
                     8 3/8s, 2009                                                                                  132,600
 ..........................................................................................................................
          1,860,000  Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                       1,934,400
 ..........................................................................................................................
            340,000  MGM Mirage company guaranty
                     8 3/8s, 2011                                                                                  340,850
 ..........................................................................................................................
             50,000  Mohegan Tribal Gaming sr. notes
                     8 1/8s, 2006                                                                                   50,500
 ..........................................................................................................................
            220,000  Mohegan Tribal Gaming sr. sub. notes
                     8 3/4s, 2009                                                                                  224,400
 ..........................................................................................................................
            110,000  Park Place Entertainment Corp. sr. sub.
                     notes 9 3/8s, 2007                                                                            115,500
 ..........................................................................................................................
            170,000  Park Place Entertainment Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                            175,100
 ..........................................................................................................................
          1,370,000  Park Place Entertainment Corp. sr. sub.
                     notes 7 7/8s, 2005                                                                          1,373,425
 ..........................................................................................................................
             20,000  Station Casinos, Inc. sr. notes 8 3/8s, 2008                                                   20,100
 ..........................................................................................................................
            390,000  Trump Castle Funding, Inc. sub. notes
                     10 1/4s, 2003                                                                                 394,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,175,210
--------------------------------------------------------------------------------------------------------------------------
Health Care (1.0%)
 ..........................................................................................................................
            100,000  Conmed Corp. company guaranty 9s, 2008                                                         98,000
 ..........................................................................................................................
            130,000  HCA, Inc. deb. 7.19s, 2015                                                                    116,350
 ..........................................................................................................................
             50,000  HCA, Inc. med. term notes 7.69s, 2025                                                          45,000
 ..........................................................................................................................
            160,000  HCA, Inc. med. term notes 6.63s, 2045                                                         159,360
 ..........................................................................................................................
             90,000  HCA, Inc. notes 8 3/4s, 2010                                                                   95,850
 ..........................................................................................................................
             65,000  HCA, Inc. notes 8.36s, 2024                                                                    63,050
 ..........................................................................................................................
             40,000  HCA, Inc. notes 7s, 2007                                                                       38,400
 ..........................................................................................................................
          2,220,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                            2,239,425
 ..........................................................................................................................
          2,210,000  Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               2,381,275
 ..........................................................................................................................
            100,000  Mediq, Inc. company guaranty 11s, 2008
                     (In default) (NON)                                                                              1,000
 ..........................................................................................................................
             80,000  Mediq, Inc. deb. stepped-coupon zero %
                     (13s, 6/1/03), 2009 (In default) (NON) (STP)                                                        8
 ..........................................................................................................................
             60,000  Paracelsus Healthcare sr. sub. notes
                     10s, 2006 (In default) (NON)                                                                   19,800
 ..........................................................................................................................
            175,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                                     179,594
 ..........................................................................................................................
             30,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 8 1/8s, 2008                                                                           30,938
 ..........................................................................................................................
            210,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 7 5/8s, 2008                                                                          213,413
 ..........................................................................................................................
          1,290,000  Tenet Healthcare Corp. sr. sub. notes
                     8 5/8s, 2007                                                                                1,338,375
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,019,838
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.2%)
 ..........................................................................................................................
            180,000  D.R. Horton, Inc. company guaranty
                     10s, 2006                                                                                     184,500
 ..........................................................................................................................
            110,000  K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                                113,300
 ..........................................................................................................................
             50,000  K. Hovnanian Enterprises, Inc.
                     company guaranty 9 1/8s, 2009                                                                  49,875
 ..........................................................................................................................
            220,000  KB Home sr. sub. notes 9 1/2s, 2011                                                           221,100
 ..........................................................................................................................
            110,000  Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                   120,450
 ..........................................................................................................................
             10,000  M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                                   10,075
 ..........................................................................................................................
            140,000  Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                     147,700
 ..........................................................................................................................
            130,000  Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                  130,650
 ..........................................................................................................................
            200,000  Toll Corp. sr. sub. notes 8 1/4s, 2011                                                        194,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,171,650
--------------------------------------------------------------------------------------------------------------------------
Industrial (--%)
 ..........................................................................................................................
             90,000  BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                   92,700
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.1%)
 ..........................................................................................................................
            375,000  Goldman Sachs Group, Inc. (The) bonds
                     6 7/8s, 2011                                                                                  373,751
 ..........................................................................................................................
            375,000  Goldman Sachs Group, Inc. (The) notes
                     Ser. B, 7.35s, 2009                                                                           386,385
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   760,136
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
 ..........................................................................................................................
             90,000  Felcor Lodging company guaranty
                     9 1/2s, 2008                                                                                   91,429
 ..........................................................................................................................
          1,580,000  HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        1,485,200
 ..........................................................................................................................
             30,000  HMH Properties, Inc. sr. notes
                     Ser. C, 8.45s, 2008                                                                            29,100
 ..........................................................................................................................
             30,000  Host Marriott L.P. sr. notes Ser. E,
                     8 3/8s, 2006                                                                                   29,325
 ..........................................................................................................................
            110,000  ITT Corp. notes 6 3/4s, 2005                                                                  107,117
 ..........................................................................................................................
            160,000  Meristar Hospitality Corp. 144A sr. notes
                     9 1/8s, 2011                                                                                  161,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,903,371
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (--%)
 ..........................................................................................................................
            130,000  Day International Group, Inc. company
                     guaranty 9 1/2s, 2008                                                                         110,500
--------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
 ..........................................................................................................................
          1,310,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    1,309,673
--------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
 ..........................................................................................................................
            110,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                     688
 ..........................................................................................................................
            130,000  Mariner Post-Acute Network, Inc. sr. sub.
                     notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                                   1,105
 ..........................................................................................................................
             80,000  Mariner Post-Acute Network, Inc. sr. sub.
                     notes stepped-coupon Ser. B, zero %
                     (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                                 680
 ..........................................................................................................................
            260,000  Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                    10,400
 ..........................................................................................................................
            130,000  Omnicare, Inc. 144A sr. sub. notes
                     8 1/8s, 2011                                                                                  133,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   146,773
--------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
 ..........................................................................................................................
            330,000  AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                  318,450
 ..........................................................................................................................
          1,570,000  AK Steel Corp. sr. notes 9 1/8s, 2006                                                       1,603,363
 ..........................................................................................................................
            790,000  Alcoa, Inc. notes 6 3/4s, 2028                                                                751,021
 ..........................................................................................................................
            500,000  LTV Corp. company guaranty 11 3/4s,
                     2009 (In default) (NON)                                                                        27,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,700,334
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.1%)
 ..........................................................................................................................
            595,000  Enron Corp. notes Ser. A, 8 3/8s, 2005                                                        639,328
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.7%)
 ..........................................................................................................................
            240,000  Coda Energy, Inc. company guaranty
                     Ser. B, 10 1/2s, 2006                                                                         246,000
 ..........................................................................................................................
             20,000  Gulf Canada Resources, Ltd. sr. sub.
                     notes 9 5/8s, 2005 (Canada)                                                                    20,575
 ..........................................................................................................................
            915,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                        928,954
 ..........................................................................................................................
            100,000  Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                         108,000
 ..........................................................................................................................
             90,000  Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                   90,788
 ..........................................................................................................................
            140,000  Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                          145,839
 ..........................................................................................................................
            770,000  Phillips Petroleum Co. notes 8 1/2s, 2005                                                     834,565
 ..........................................................................................................................
            460,000  Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                         512,900
 ..........................................................................................................................
             40,000  Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                                   40,000
 ..........................................................................................................................
             20,000  Port Arthur Finance Corp. company
                     guaranty 12 1/2s, 2009                                                                         20,600
 ..........................................................................................................................
            100,000  Snyder Oil Corp. sr. sub. notes
                     8 3/4s, 2007                                                                                  106,268
 ..........................................................................................................................
             10,000  Triton Energy, Ltd. sr. notes 9 1/4s, 2005                                                     10,250
 ..........................................................................................................................
            120,000  Triton Energy, Ltd. sr. notes 8 7/8s, 2007                                                    123,000
 ..........................................................................................................................
          1,315,000  Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                            1,354,897
 ..........................................................................................................................
            250,000  Vintage Petroleum, Inc. sr. sub. notes
                     9 3/4s, 2009                                                                                  270,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,812,636
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ..........................................................................................................................
            110,000  Abitibi-Consolidated, Inc. bonds
                     8.55s, 2010 (Canada)                                                                          115,290
 ..........................................................................................................................
             80,000  Abitibi-Consolidated, Inc. deb. 8.85s,
                     2030 (Canada)                                                                                  82,833
 ..........................................................................................................................
            940,000  Georgia-Pacific Group notes 8 7/8s, 2031                                                      940,893
 ..........................................................................................................................
            635,000  International Paper Co. notes
                     8 1/8s, 2005                                                                                  671,386
 ..........................................................................................................................
            200,000  Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                                204,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,014,402
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (--%)
 ..........................................................................................................................
            220,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                  224,400
 ..........................................................................................................................
             10,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                   10,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   234,600
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.4%)
 ..........................................................................................................................
            220,000  AES Corp. sr. notes 9 3/8s, 2010                                                              221,023
 ..........................................................................................................................
            160,000  AES Corp. sr. notes 8 7/8s, 2011                                                              156,000
 ..........................................................................................................................
             60,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                          62,400
 ..........................................................................................................................
             20,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                           19,821
 ..........................................................................................................................
            170,000  Calpine Corp. sr. notes 8 5/8s, 2010                                                          165,301
 ..........................................................................................................................
          1,470,000  Calpine Corp. sr. notes 8 1/2s, 2011                                                        1,411,817
 ..........................................................................................................................
             70,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                           64,820
 ..........................................................................................................................
            370,000  Midland Funding II Corp. deb. Ser. A,
                     11 3/4s, 2005                                                                                 400,743
 ..........................................................................................................................
             64,429  Midland Funding II Corp. deb. Ser. C-94,
                     10.33s, 2002                                                                                   65,861
 ..........................................................................................................................
            120,000  Tiverton/Rumford Power Associates,
                     Ltd. 144A pass-through certificates
                     9s, 2018                                                                                      118,156
 ..........................................................................................................................
            165,000  York Power Funding 144A notes 12s,
                     2007 (Cayman Islands)                                                                         168,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,854,242
--------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
 ..........................................................................................................................
             90,000  PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                   81,900
 ..........................................................................................................................
             80,000  PRIMEDIA, Inc. company guaranty
                     Ser. B, 8 1/2s, 2006                                                                           76,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   158,300
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ..........................................................................................................................
            370,000  Burlington Northern Santa Fe Corp.
                     debs. 7.95s, 2030                                                                             390,095
 ..........................................................................................................................
            120,000  Kansas City Southern Railway Co.
                     company guaranty 9 1/2s, 2008                                                                 126,900
 ..........................................................................................................................
          1,470,000  Union Pacific Corp. notes 7 3/8s, 2009                                                      1,503,810
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,020,805
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.1%)
 ..........................................................................................................................
            510,000  Verizon Global Funding Corp. 144A
                     bonds 7 3/4s, 2030                                                                            524,351
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.1%)
 ..........................................................................................................................
             55,000  FRD Acquisition Co. sr. notes Ser. B,
                     12 1/2s, 2004                                                                                  13,200
 ..........................................................................................................................
            100,000  Sbarro, Inc. company guaranty 11s, 2009                                                       105,000
 ..........................................................................................................................
             60,000  Tricon Global Restaurants, Inc. sr. notes
                     8 7/8s, 2011                                                                                   61,350
 ..........................................................................................................................
            130,000  Tricon Global Restaurants, Inc. sr. notes
                     7.65s, 2008                                                                                   127,075
 ..........................................................................................................................
             90,000  Tricon Global Restaurants, Inc. sr. notes
                     7.45s, 2005                                                                                    88,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   395,275
--------------------------------------------------------------------------------------------------------------------------
Retail (0.4%)
 ..........................................................................................................................
            120,000  Fleming Cos., Inc. 144A sr. notes
                     10 1/8s, 2008                                                                                 122,700
 ..........................................................................................................................
             40,000  Great Atlantic & Pacific Tea Co. notes
                     7 3/4s, 2007                                                                                   32,000
 ..........................................................................................................................
             50,000  Great Atlantic & Pacific Tea Co. sr. notes
                     7.7s, 2004                                                                                     44,500
 ..........................................................................................................................
             90,000  K mart Corp. med. term notes 8.85s, 2011                                                       80,107
 ..........................................................................................................................
             10,000  K mart Corp. med. term notes 8.19s, 2003                                                        9,859
 ..........................................................................................................................
            130,000  K mart Corp. notes 9 3/8s, 2006                                                               126,750
 ..........................................................................................................................
            820,000  K mart Corp. notes 8 3/8s, 2004                                                               801,550
 ..........................................................................................................................
          1,100,000  K mart Corp. 144A notes 9 7/8s, 2008                                                        1,080,750
 ..........................................................................................................................
            300,000  Saks, Inc. company guaranty 8 1/4s, 2008                                                      280,500
 ..........................................................................................................................
            160,000  Saks, Inc. company guaranty 7 1/2s, 2010                                                      137,600
 ..........................................................................................................................
             10,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                       8,950
 ..........................................................................................................................
             20,000  Southland Corp. sr. sub. deb. 5s, 2003                                                         18,723
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,743,989
--------------------------------------------------------------------------------------------------------------------------
Shipping (--%)
 ..........................................................................................................................
             50,000  Kitty Hawk, Inc. company guaranty
                     9.95s, 2004 (In default) (NON)                                                                 10,000
 ..........................................................................................................................
            240,000  Navistar International Corp. sr. notes
                     Ser. B, 8s, 2008                                                                              223,200
 ..........................................................................................................................
             20,000  Newport News Shipbuilding, Inc. sr. notes
                     8 5/8s, 2006                                                                                   21,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   254,400
--------------------------------------------------------------------------------------------------------------------------
Specialty Printing (--%)
 ..........................................................................................................................
            100,000  Perry-Judd company guaranty
                     10 5/8s, 2007                                                                                  90,000
 ..........................................................................................................................
             35,000  Von Hoffman Press, Inc. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                            31,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   121,500
--------------------------------------------------------------------------------------------------------------------------
Technology (--%)
 ..........................................................................................................................
            205,000  Flextronics International, Ltd. sr. sub.
                     notes Ser. B, 8 3/4s, 2007 (Singapore)                                                        193,725
 ..........................................................................................................................
             80,000  SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                     45,600
 ..........................................................................................................................
            180,000  Viasystems, Inc. sr. notes Ser. B,
                     9 3/4s, 2007                                                                                   88,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   327,525
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.4%)
 ..........................................................................................................................
            140,000  American Cellular Corp. 144A sr. sub.
                     notes 9 1/2s, 2009                                                                            131,600
 ..........................................................................................................................
            100,000  Esprit Telecom Group PLC sr. notes
                     11 1/2s, 2007 (United Kingdom)
                     (In default) (NON)                                                                              2,000
 ..........................................................................................................................
            150,000  Flag, Ltd. 144A sr. notes 8 1/4s,
                     2008 (Bermuda)                                                                                117,000
 ..........................................................................................................................
            140,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 1/2s, 2009 (Bermuda)                                                               108,500
 ..........................................................................................................................
            590,000  Global Crossing Holdings, Ltd.
                     company guaranty 8.7s, 2007 (Bermuda)                                                         457,250
 ..........................................................................................................................
             20,000  Metrocall, Inc. sr. sub. notes
                     10 3/8s, 2007 (In default) (NON)                                                                  850
 ..........................................................................................................................
            180,000  Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                     162,000
 ..........................................................................................................................
             90,000  Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                                    91,800
 ..........................................................................................................................
            600,000  Qwest Capital Funding, Inc. company
                     guaranty 7.9s, 2010                                                                           617,598
 ..........................................................................................................................
            120,000  RSL Communications PLC company
                     guaranty 12 7/8s, 2010 (United Kingdom)                                                         3,000
 ..........................................................................................................................
             70,000  RSL Communications PLC 144A company
                     guaranty 10 1/2s, 2008 (United Kingdom)
                     (In default) (NON)                                                                                963
 ..........................................................................................................................
            310,000  Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                  306,379
 ..........................................................................................................................
            250,000  Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                  229,485
 ..........................................................................................................................
             50,000  USA Mobile Communications, Inc.
                     sr. notes 14s, 2004                                                                            32,500
 ..........................................................................................................................
             30,000  USA Mobile Communications, Inc.
                     sr. notes 9 1/2s, 2004                                                                          6,600
 ..........................................................................................................................
             30,000  Versatel Telecom B.V. sr. notes
                     13 1/4s, 2008 (Netherlands)                                                                    11,400
 ..........................................................................................................................
            150,000  Viatel, Inc. sr. notes 11 1/2s, 2009
                     (In default) (NON)                                                                              3,000
 ..........................................................................................................................
            795,000  Worldcom, Inc. notes 7 1/2s, 2011                                                             773,789
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,055,714
--------------------------------------------------------------------------------------------------------------------------
Telephone (--%)
 ..........................................................................................................................
             70,000  Birch Telecommunications, Inc. sr. notes
                     14s, 2008                                                                                      35,000
 ..........................................................................................................................
             70,000  CFW Communications Co. sr. notes
                     13s, 2010                                                                                      44,800
 ..........................................................................................................................
             80,000  Startec Global Communications Corp.
                     sr. notes 12s, 2008                                                                             4,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    84,600
--------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
 ..........................................................................................................................
             40,000  Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                          38,200
 ..........................................................................................................................
            370,000  Westpoint Stevens, Inc. sr. notes
                     7 7/8s, 2005                                                                                  144,300
 ..........................................................................................................................
            125,000  William Carter Holdings Co. sr. sub.
                     notes Ser. A, 10 3/8s, 2006                                                                   127,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   310,000
--------------------------------------------------------------------------------------------------------------------------
Waste Management (--%)
 ..........................................................................................................................
            110,000  Allied Waste Industries, Inc. company
                     guaranty Ser. B, 7 5/8s, 2006                                                                 108,350
 ..........................................................................................................................
             40,000  Allied Waste Industries, Inc. 144A
                     company guaranty 8 7/8s, 2008                                                                  40,900
 ..........................................................................................................................
            100,000  Browning Ferris deb. 7.4s, 2035                                                                83,625
 ..........................................................................................................................
            120,000  Waste Management, Inc. sr. notes
                     7 3/8s, 2010                                                                                  120,180
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   353,055
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ..........................................................................................................................
            110,000  Azurix Corp. sr. notes Ser. B,
                     10 3/4s, 2010                                                                                 110,000
 ..........................................................................................................................
          1,740,000  Azurix Corp. sr. notes Ser. B,
                     10 3/8s, 2007                                                                               1,740,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,850,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $104,002,017)                                                                      $101,354,826
--------------------------------------------------------------------------------------------------------------------------
U.S. Government and Agency Obligations (5.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
U.S. Government Agency Mortgage Obligations (5.9%)
 ..........................................................................................................................
                     Federal Home Loan Mortgage Corp.
 ..........................................................................................................................
           $825,937    8 1/2s, July 1, 2028                                                                       $881,250
 ..........................................................................................................................
             72,819    6s, May 1, 2029                                                                              70,088
 ..........................................................................................................................
                     Federal National Mortgage Association
 ..........................................................................................................................
          2,760,000    7 1/2s, TBA, July 1, 2031                                                                 2,816,056
 ..........................................................................................................................
          6,965,000    6s, TBA, July 1, 2031                                                                     6,684,241
 ..........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
 ..........................................................................................................................
            825,948    8s, with due dates from May 1, 2025
                       to December 1, 2028                                                                         855,950
 ..........................................................................................................................
         11,035,719    7 1/2s, with due dates from
                       April 1, 2030 to June 1, 2031                                                            11,265,595
 ..........................................................................................................................
            199,498    7 1/2s, July 1, 2007                                                                        205,756
 ..........................................................................................................................
          2,085,808    7s, March 1, 2028                                                                         2,102,307
 ..........................................................................................................................
            152,946    6 1/2s, November 1, 2028                                                                    150,907
 ..........................................................................................................................
          2,945,405    6s, with due dates from
                       February 1, 2014 to July 1, 2016                                                          2,904,814
 ..........................................................................................................................
          2,526,966    6s, with due dates from May 1, 2029
                       to April 1, 2031                                                                          2,426,833
 ..........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
 ..........................................................................................................................
             21,771    11s, December 15, 2015                                                                       24,641
 ..........................................................................................................................
            961,393    10s, with due dates from June 15, 2013
                       to March 15, 2025                                                                         1,062,198
 ..........................................................................................................................
            365,878    9 1/2s, December 15, 2017                                                                   400,643
 ..........................................................................................................................
          2,020,956    9s, with due dates from July 15, 2025
                       to October 15, 2029                                                                       2,169,193
 ..........................................................................................................................
          3,555,940    8s, with due dates from
                       September 15, 2020 to
                       August 15, 2027                                                                           3,709,229
 ..........................................................................................................................
          3,179,639    7 1/2s, with due dates from
                       January 15, 2023 to October 20, 2030                                                      3,268,608
 ..........................................................................................................................
          1,500,787    7s, with due dates from
                       November 15, 2025 to
                       December 15, 2027                                                                         1,520,017
 ..........................................................................................................................
            314,370    6 1/2s, with due dates from
                       December 15, 2027 to April 15, 2028                                                         311,581
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,829,907
--------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $42,587,767)                                                                        $42,829,907
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (3.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.1%)
 ..........................................................................................................................
            $63,000  DoubleClick, Inc. cv. sub. notes 4 3/4s, 2006                                                 $45,911
 ..........................................................................................................................
             35,000  Lamar Advertising Co. cv. notes
                     5 1/4s, 2006                                                                                   38,369
 ..........................................................................................................................
            113,000  Omnicom Group, Inc. cv. sub. deb.
                     2 1/4s, 2013                                                                                  200,716
 ..........................................................................................................................
            100,000  Young & Rubicam, Inc. 144A cv. sr. notes
                     3s, 2005                                                                                       91,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   376,496
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (--%)
 ..........................................................................................................................
            100,000  Kellstrom Industries, Inc. cv. sr.
                     notes 5 1/2s, 2003                                                                             21,500
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..........................................................................................................................
            307,000  Magna International cv. sub. deb. 5s, 2002                                                    354,969
 ..........................................................................................................................
            100,000  Standard Motor Products, Inc. cv.
                     sub. notes 6 3/4s, 2009                                                                        70,125
 ..........................................................................................................................
            218,000  Tower Automotive, Inc. cv. sub. notes
                     5s, 2004                                                                                      180,123
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   605,217
--------------------------------------------------------------------------------------------------------------------------
Banking (0.1%)
 ..........................................................................................................................
            354,000  JMH Finance, Ltd. 144A cv. sr. notes
                     4 3/4s, 2007 (United Kingdom)                                                                 369,045
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.2%)
 ..........................................................................................................................
            202,000  Affymetrix, Inc. cv. sub. notes 4 3/4s, 2007                                                  129,280
 ..........................................................................................................................
             68,000  Alexion Pharmaceuticals, Inc. cv. sub
                     notes 5 3/4s, 2007                                                                             43,265
 ..........................................................................................................................
             50,000  COR Therapeutics, Inc. cv. sub. notes
                     5s, 2007                                                                                       51,688
 ..........................................................................................................................
            180,000  COR Therapeutics, Inc. 144A cv. notes
                     4 1/2s, 2006                                                                                  178,988
 ..........................................................................................................................
             80,000  Genzyme Corp. 144A cv. sub. deb.
                     3s, 2021                                                                                       82,800
 ..........................................................................................................................
            173,000  Gilead Sciences, Inc. cv. sr. sub. notes
                     5s, 2007                                                                                      237,875
 ..........................................................................................................................
             18,000  Imclone Systems, Inc. cv. sub. notes
                     5 1/2s, 2005                                                                                   20,520
 ..........................................................................................................................
             52,000  Invitrogen Corp. cv. sub. notes 5 1/2s, 2007                                                   57,395
 ..........................................................................................................................
            409,000  Roche Holdings, Inc. 144A cv. bonds
                     zero %, 2015                                                                                  301,638
 ..........................................................................................................................
             53,000  Vertex Pharmaceuticals, Inc. cv. sub.
                     notes 5s, 2007                                                                                 43,261
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,146,710
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
 ..........................................................................................................................
            236,000  Clear Channel Communications, Inc.
                     cv. sr. notes 1 1/2s, 2002                                                                    225,970
 ..........................................................................................................................
            564,000  Jacor Communications, Inc. cv. Liquid
                     Yield Option Notes (LYON) zero %, 2018                                                        298,920
 ..........................................................................................................................
            559,000  News America, Inc. 144A cv. notes
                     zero %, 2021                                                                                  274,609
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   799,499
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ..........................................................................................................................
            237,000  Adelphia Communications Corp. cv. sub.
                     notes 6s, 2006                                                                                228,113
 ..........................................................................................................................
            120,000  Adelphia Communications Corp. cv. sub.
                     notes 3 1/4s, 2021                                                                            132,000
 ..........................................................................................................................
            362,000  AT&T Corp.- Liberty Media Group
                     cv. mortgage-backed 4s, 2029                                                                  276,930
 ..........................................................................................................................
            131,000  AT&T Corp.- Liberty Media Group 144A
                     cv. sr. notes 3 1/2s, 2031                                                                    105,128
 ..........................................................................................................................
            288,000  AT&T Corp.- Liberty Media Group 144A
                     cv. sr. notes 3 1/4s, 2031                                                                    322,560
 ..........................................................................................................................
            213,000  Charter Communications, Inc. cv. sr. notes
                     5 3/4s, 2005                                                                                  260,659
 ..........................................................................................................................
            300,000  Comcast Corp. cv. deb. zero %, 2020                                                           245,250
 ..........................................................................................................................
            100,000  Cox Enterprises, Inc. 144A cv. sr. notes
                     2s, 2021                                                                                      101,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,672,390
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.1%)
 ..........................................................................................................................
            350,000  Cendant Corp. 144A cv. sr. notes
                     zero %, 2021                                                                                  256,375
 ..........................................................................................................................
            291,000  CUC International, Inc. cv. sub. notes
                     3s, 2002                                                                                      285,908
 ..........................................................................................................................
            231,000  Getty Images, Inc. cv. sub. notes 5s, 2007                                                    180,180
 ..........................................................................................................................
            200,000  Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                            218,370
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   940,833
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.1%)
 ..........................................................................................................................
             21,000  CommScope, Inc. cv. sub. notes 4s, 2006                                                        18,086
 ..........................................................................................................................
             31,000  Comverse Technology, Inc. cv. sub. deb.
                     4 1/2s, 2005                                                                                   82,499
 ..........................................................................................................................
            400,000  Comverse Technology, Inc. 144A cv. sr.
                     notes 1 1/2s, 2005                                                                            331,500
 ..........................................................................................................................
             60,000  ONI Systems Corp. cv. notes 5s, 2005                                                           45,150
 ..........................................................................................................................
            170,000  Redback Networks, Inc. cv. sub. notes
                     5s, 2007                                                                                      102,425
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   579,660
--------------------------------------------------------------------------------------------------------------------------
Computers (0.1%)
 ..........................................................................................................................
             50,000  Adaptec, Inc. cv. sub. notes 4 3/4s, 2004                                                      43,250
 ..........................................................................................................................
            829,000  Anixter International, Inc. cv. sr. notes
                     zero %, 2020                                                                                  232,120
 ..........................................................................................................................
            200,000  Checkpoint Systems, Inc. cv. sub. deb.
                     5 1/4s, 2005                                                                                  203,500
 ..........................................................................................................................
            594,000  Hewlett-Packard Co. cv. sub. notes
                     zero %, 2017                                                                                  327,443
 ..........................................................................................................................
             55,000  Quantum Corp. cv. sub. notes 7s, 2004                                                          47,919
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   854,232
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (--%)
 ..........................................................................................................................
            258,000  Tyco International, Ltd. cv. notes
                     zero %, 2020 (Bermuda)                                                                        195,758
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.1%)
 ..........................................................................................................................
            462,000  Providian Financial Corp. cv. sr. notes
                     3 1/4s, 2005                                                                                  487,410
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
 ..........................................................................................................................
             55,000  Amkor Technologies, Inc. cv. sub. notes
                     5s, 2007                                                                                       44,619
--------------------------------------------------------------------------------------------------------------------------
Electronics (0.6%)
 ..........................................................................................................................
            200,000  Act Manufacturing, Inc. cv. sub. notes
                     7s, 2007                                                                                      102,750
 ..........................................................................................................................
            318,000  Analog Devices, Inc. 144A cv. notes
                     4 3/4s, 2005                                                                                  290,573
 ..........................................................................................................................
            262,000  Arrow Electronics, Inc. cv. deb.
                     zero %, 2021                                                                                  109,385
 ..........................................................................................................................
             90,000  Atmel Corp. cv. sub. deb. zero %, 2018                                                         69,413
 ..........................................................................................................................
            490,000  Atmel Corp. 144A cv. sub. notes
                     zero %, 2021                                                                                  189,875
 ..........................................................................................................................
            125,000  Benchmark Electronics, Inc. 144A
                     cv. sub. notes 6s, 2006                                                                       104,375
 ..........................................................................................................................
            180,000  Brooks Automation, Inc. 144A
                     cv. notes 4 3/4s, 2008                                                                        167,400
 ..........................................................................................................................
             58,000  Burr-Brown Corp. cv. sub. notes
                     4 1/4s, 2007                                                                                   65,323
 ..........................................................................................................................
          1,099,000  Celestica, Inc. cv. notes zero %,
                     2020 (Canada)                                                                                 484,934
 ..........................................................................................................................
            152,000  Cypress Semiconductor Corp. cv. sub.
                     deb. 3 3/4s, 2005                                                                             129,010
 ..........................................................................................................................
            143,000  DDi Corp. cv. sub. notes 5 1/4s, 2008                                                         138,235
 ..........................................................................................................................
            250,000  GlobeSpan, Inc. 144A cv. sub. notes
                     5 1/4s, 2006                                                                                  202,500
 ..........................................................................................................................
            290,000  Jabil Circuit, Inc. cv. sub. notes 1 3/4s, 2021                                               301,238
 ..........................................................................................................................
             45,000  Kulicke & Soffa Industries, Inc. 144A
                     cv. sub. notes 4 3/4s, 2006                                                                    42,131
 ..........................................................................................................................
            100,000  Lattice Semiconductor Corp. cv. sub.
                     notes 4 3/4s, 2006                                                                            136,625
 ..........................................................................................................................
            130,000  LSI Logic Corp. cv. sub. notes 4 1/4s, 2004                                                   180,863
 ..........................................................................................................................
            108,000  PerkinElmer, Inc. cv. deb. zero %, 2020                                                        56,300
 ..........................................................................................................................
            229,000  RF Micro Devices, Inc. cv. sub. notes
                     3 3/4s, 2005                                                                                  203,524
 ..........................................................................................................................
            499,000  S3, Inc. 144A cv. sub. notes 5 3/4s, 2003                                                     338,696
 ..........................................................................................................................
             71,000  Sanmina Corp. cv. sub. notes 4 1/4s, 2004                                                      88,839
 ..........................................................................................................................
            240,000  SCI Systems, Inc. cv. sub. notes 3s, 2007                                                     191,400
 ..........................................................................................................................
            372,000  Solectron Corp. cv. notes zero %, 2020                                                        183,210
 ..........................................................................................................................
            110,000  Thermo Electron Corp. cv. sr. notes
                     4s, 2005                                                                                      101,888
 ..........................................................................................................................
            136,000  Thermo Electron Corp. 144A cv. sub.
                     deb. 4 1/4s, 2003                                                                             132,090
 ..........................................................................................................................
            453,000  TranSwitch Corp. cv. notes 4 1/2s, 2005                                                       331,256
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,341,833
--------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
 ..........................................................................................................................
            205,000  Diamond Offshore Drilling, Inc. cv. deb.
                     zero %, 2020                                                                                   98,144
 ..........................................................................................................................
            539,000  Global Marine, Inc. cv. deb. zero %, 2020                                                     254,678
 ..........................................................................................................................
             37,000  Hanover Compressor Co. cv. sr. notes
                     4 3/4s, 2008                                                                                   38,249
 ..........................................................................................................................
            249,000  Nabors Industries, Inc. cv. deb.
                     zero %, 2020                                                                                  153,446
 ..........................................................................................................................
             31,000  Offshore Logistics, Inc. cv. sub. notes
                     6s, 2003                                                                                       29,915
 ..........................................................................................................................
            446,000  Pride International, Inc. cv. deb.
                     zero %, 2021                                                                                  269,830
 ..........................................................................................................................
            100,000  Pride International, Inc. cv. sub. deb.
                     zero %, 2018                                                                                   42,625
 ..........................................................................................................................
             47,000  Seacor Holdings, Inc. cv. sub. notes
                     5 3/8s, 2006                                                                                   51,348
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   938,235
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (--%)
 ..........................................................................................................................
            260,000  Foster Wheeler, Ltd. 144A cv. sub. notes
                     6 1/2s, 2007                                                                                  213,200
--------------------------------------------------------------------------------------------------------------------------
Financial (--%)
 ..........................................................................................................................
             20,000  Telewest Finance 144A cv. company
                     guaranty 6s, 2005 (United Kingdom)                                                             14,050
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (--%)
 ..........................................................................................................................
            240,000  Healthsouth Corp. cv. sub. deb.
                     3 1/4s, 2003                                                                                  226,800
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (--%)
 ..........................................................................................................................
            200,000  D.R. Horton, Inc. cv. sr. notes zero %, 2021                                                  105,000
 ..........................................................................................................................
            313,000  Lennar Corp. cv. deb. zero %, 2018                                                            184,670
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   289,670
--------------------------------------------------------------------------------------------------------------------------
Insurance (--%)
 ..........................................................................................................................
             70,000  American International Group, Inc.
                     cv. sr. notes 0.50s, 2007                                                                      72,275
 ..........................................................................................................................
            320,000  XL Capital, Ltd. 144A cv. deb.
                     zero %, 2021 (Bermuda)                                                                        192,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   264,275
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.3%)
 ..........................................................................................................................
            100,000  Berkshire Hathaway, Inc. cv. sr. notes
                     1s, 2001                                                                                      315,625
 ..........................................................................................................................
            397,000  E*Trade Group, Inc. cv. sub. notes
                     6s, 2007                                                                                      236,215
 ..........................................................................................................................
             70,000  E*Trade Group, Inc. 144A cv. sub. notes
                     6 3/4s, 2008                                                                                   58,625
 ..........................................................................................................................
            220,000  Franklin Resources, Inc. 144A cv.
                     LYON zero %, 2031                                                                             125,125
 ..........................................................................................................................
            670,000  Legg Mason, Inc. 144A cv. LYON
                     zero %, 2031                                                                                  314,096
 ..........................................................................................................................
          1,090,000  Merrill Lynch & Co., Inc. cv. sr. notes
                     zero %, 2031                                                                                  553,175
 ..........................................................................................................................
            240,000  Stilwell Financial, Inc. 144A cv.
                     LYON zero %, 2031                                                                             191,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,793,961
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
 ..........................................................................................................................
            200,000  ResMed, Inc. 144A cv. sub. notes 4s, 2006                                                     197,046
 ..........................................................................................................................
            200,000  Thermo Cardiosystems, Inc. 144A cv.
                     company guaranty 4 3/4s, 2004                                                                 180,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   377,296
--------------------------------------------------------------------------------------------------------------------------
Metals (--%)
 ..........................................................................................................................
            100,000  Quanex Corp. cv. sub. deb. 6.88s, 2007                                                         97,000
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (--%)
 ..........................................................................................................................
            320,000  Enron Corp. 144A cv. sr. notes
                     zero %, 2021                                                                                  190,800
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (--%)
 ..........................................................................................................................
            199,000  Devon Energy Corp. cv. deb. 4.95s, 2008                                                       199,746
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (--%)
 ..........................................................................................................................
            131,000  Mail-Well, Inc. cv. sub. notes 5s, 2002                                                       117,245
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.4%)
 ..........................................................................................................................
            165,000  Alkermes, Inc. cv. sub. notes 3 3/4s, 2007                                                    123,956
 ..........................................................................................................................
             55,000  Alpharma, Inc. cv. sr. notes 5 3/4s, 2005                                                      58,438
 ..........................................................................................................................
            370,000  Alza Corp. cv. sub. LYON zero %, 2014                                                         471,288
 ..........................................................................................................................
             24,000  Aviron cv. sub. notes 5 3/4s, 2005                                                             43,980
 ..........................................................................................................................
             26,000  Aviron cv. sub. notes 5 1/4s, 2008                                                             28,665
 ..........................................................................................................................
            600,000  Elan Finance Corp., Ltd. cv. company
                     guaranty zero %, 2018 (Bermuda)                                                               524,250
 ..........................................................................................................................
            200,000  Enzon, Inc. 144A cv. sub. notes
                     4 1/2s, 2008                                                                                  206,000
 ..........................................................................................................................
            255,000  Inhale Therapeutic Systems, Inc. cv.
                     sub. notes 3 1/2s, 2007                                                                       170,531
 ..........................................................................................................................
            179,000  IVAX Corp. cv. sr. sub. notes 5 1/2s, 2007                                                    263,429
 ..........................................................................................................................
            100,000  IVAX Corp. 144A cv. sr. sub. notes
                     4 1/2s, 2008                                                                                  116,375
 ..........................................................................................................................
            173,000  Sepracor, Inc. cv. sub. deb. 7s, 2005                                                         148,780
 ..........................................................................................................................
            369,000  Sepracor, Inc. cv. sub. deb. 5s, 2007                                                         249,998
 ..........................................................................................................................
            157,000  Teva Pharmacuetical Corp. LLC 144A
                     cv. sub. notes 1 1/2s, 2005                                                                   158,374
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,564,064
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.1%)
 ..........................................................................................................................
          1,172,000  Xerox Corp. cv. sub. deb. 0.57s, 2018                                                         521,540
--------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ..........................................................................................................................
            280,000  Calpine Corp. 144A cv. bonds
                     zero %, 2021                                                                                  263,900
--------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
 ..........................................................................................................................
            163,000  Times Mirror Co. cv. sub. notes
                     zero %, 2017                                                                                  100,856
--------------------------------------------------------------------------------------------------------------------------
Real Estate (--%)
 ..........................................................................................................................
            180,000  EOP Operating LP cv. sr. notes FRN
                     7 1/4s, 2008                                                                                  190,575
--------------------------------------------------------------------------------------------------------------------------
Retail (0.2%)
 ..........................................................................................................................
            440,000  Amazon.com, Inc. cv. sub. deb.
                     4 3/4s, 2009                                                                                  201,850
 ..........................................................................................................................
            310,000  AnnTaylor Stores Corp. cv. company
                     guaranty 0.55s, 2019                                                                          181,350
 ..........................................................................................................................
            414,000  Jones Apparel Group, Inc. 144A cv.
                     sr. notes zero %, 2021                                                                        224,595
 ..........................................................................................................................
            444,000  Lowe's Cos., Inc. 144A cv. sr. notes
                     zero %, 2021                                                                                  326,895
 ..........................................................................................................................
            300,000  Office Depot, Inc. cv. LYON zero %, 2007                                                      211,500
 ..........................................................................................................................
            100,000  Rite Aid Corp. cv. sub. notes 5 1/4s, 2002                                                     94,625
 ..........................................................................................................................
            431,000  TJX Cos., Inc. (The) 144A cv. sub.
                     notes zero %, 2021                                                                            300,623
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,541,438
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
 ..........................................................................................................................
            100,000  Advanced Energy Industries, Inc. cv.
                     sub. notes 5 1/4s, 2006                                                                       107,875
 ..........................................................................................................................
            155,000  LAM Research Corp. cv. sub. notes
                     5s, 2002                                                                                      185,225
 ..........................................................................................................................
            100,000  LAM Research Corp. 144A cv. notes
                     4s, 2006                                                                                       98,250
 ..........................................................................................................................
             52,000  Photronics, Inc. cv. sub. notes 6s, 2004                                                       54,795
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   446,145
--------------------------------------------------------------------------------------------------------------------------
Software (0.2%)
 ..........................................................................................................................
            400,000  Akamai Technologies, Inc. cv. sub. notes
                     5 1/2s, 2007                                                                                  199,000
 ..........................................................................................................................
             60,000  Aspen Technology, Inc. cv. sub. deb.
                     5 1/4s, 2005                                                                                   48,825
 ..........................................................................................................................
          1,002,000  Citrix Systems, Inc. cv. sub. deb.
                     zero %, 2019                                                                                  571,843
 ..........................................................................................................................
            905,000  Network Associates, Inc. cv. sub.
                     deb. zero %, 2018                                                                             368,788
 ..........................................................................................................................
            405,000  Rational Software Corp. cv. sub.
                     notes 5s, 2007                                                                                426,769
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,615,225
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.1%)
 ..........................................................................................................................
            205,000  Affiliated Computer Services, Inc.
                     cv. sub. notes 4s, 2005                                                                       356,444
 ..........................................................................................................................
             89,000  Automatic Data Processing, Inc. cv.
                     LYON zero %, 2012                                                                             114,699
 ..........................................................................................................................
            100,000  BISYS Group, Inc. (The) 144A cv.
                     notes 4s, 2006                                                                                109,500
 ..........................................................................................................................
            228,000  CheckFree Holdings Corp. cv. company
                     guaranty 6 1/2s, 2006                                                                         187,815
 ..........................................................................................................................
            176,000  Safeguard Scientifics, Inc. cv. sub.
                     notes 5s, 2006                                                                                 98,780
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   867,238
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (--%)
 ..........................................................................................................................
            100,000  Nextel Communications, Inc. cv. sr. notes
                     4 3/4s, 2007                                                                                   89,625
 ..........................................................................................................................
             20,000  Rogers Communications cv. deb. 2s,
                     2005 (Canada)                                                                                  15,575
 ..........................................................................................................................
            100,000  Vector Group, Ltd. 144A cv. sub.
                     notes 6 1/4s, 2008 (Germany)                                                                  105,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   210,200
--------------------------------------------------------------------------------------------------------------------------
Textiles (--%)
 ..........................................................................................................................
             39,000  Reebok International, Ltd. 144A cv.
                     bonds 4 1/4s, 2021                                                                             43,046
--------------------------------------------------------------------------------------------------------------------------
Transaction Processing (--%)
 ..........................................................................................................................
            181,000  National Data Corp. cv. sub. notes
                     5s, 2003                                                                                      190,729
--------------------------------------------------------------------------------------------------------------------------
Waste Management (--%)
 ..........................................................................................................................
            227,000  Waste Management, Inc. cv. sub. notes
                     4s, 2002                                                                                      223,879
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $25,241,605)                                                                        $25,936,315
--------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (1.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $248,000  Commercial Mortgage Asset Trust
                     Ser. 99-C1, Class A3, 6.64s, 2010                                                            $249,879
 ..........................................................................................................................
            240,000  Criimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2033                                                                231,960
 ..........................................................................................................................
          3,834,663  Deutsche Mortgage & Asset Receiving
                     Corp. Ser. 98-C1, Class X, Interest
                     Only (IO), 1.229s, 2031                                                                       179,151
 ..........................................................................................................................
                     Fannie Mae
 ..........................................................................................................................
            745,234    Ser. 00-4, Class SX, 9.84s, 2023                                                            726,603
 ..........................................................................................................................
          2,100,000    Ser. 00-T5, Class B, 7.3s, 2010                                                           2,243,063
 ..........................................................................................................................
          2,771,000    Ser. 01-T7, Class A1, 7s, 2030                                                            2,853,264
 ..........................................................................................................................
          1,110,613    Ser. 99-51, Class S, IO, 5.03s, 2029                                                        100,649
 ..........................................................................................................................
          1,045,000  FFCA Secured Lending Corp. Ser. 00-1,
                     Class A2, 7.77s, 2027                                                                       1,079,893
 ..........................................................................................................................
             39,757  Freddie Mac Ser. 180, Principal Only
                     (PO), zero %, 2026                                                                             31,502
 ..........................................................................................................................
                     Government National Mortgage
                     Association
 ..........................................................................................................................
          1,290,012    Ser. 99-46, Class SQ, IO, 4.48s, 2027                                                        79,417
 ..........................................................................................................................
            627,504    Ser. 99-42, PO, zero %, 2027                                                                530,909
 ..........................................................................................................................
          1,310,000  Holmes Financing PLC FRN 5.96s, 2040
                     (United Kingdom)                                                                            1,310,983
 ..........................................................................................................................
          1,092,000  PNC Mortgage Acceptance Corp.
                     Ser. 01-C1, Class A2, 6.36s, 2034                                                           1,070,633
 ..........................................................................................................................
            305,265  PNC Mortgage Securities Corp.
                     Ser. 97-6, Class A2, 6.6s, 2027                                                               307,173
 ..........................................................................................................................
            178,000  Salomon Brothers Mortgage Securities
                     VII Ser. 00-C3, Class A2, 6.592s, 2033                                                        177,889
--------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized Mortgage Obligations
                     (cost $10,971,590)                                                                        $11,172,968
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks (1.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (--%)
 ..........................................................................................................................
              1,328  Coltech Capitial Trust $2.625 cv. pfd.                                                        $56,938
--------------------------------------------------------------------------------------------------------------------------
Automotive (--%)
 ..........................................................................................................................
              8,266  Tower Automotive Capital Trust $3.375
                     cv. pfd.                                                                                      209,750
--------------------------------------------------------------------------------------------------------------------------
Banking (0.1%)
 ..........................................................................................................................
              3,785  CNB Capital Trust I $1.50 cum. cv. pfd.                                                       151,873
 ..........................................................................................................................
              4,777  Union Planters Corp. Ser. E, $2.00
                     cum. cv. pfd.                                                                                 260,347
 ..........................................................................................................................
              2,000  Washington Mutual, Inc. $4.00 cv. pfd.                                                        169,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   581,720
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
 ..........................................................................................................................
              4,078  Emmis Communications Corp. Ser. A,
                     $3.125 cv. pfd.                                                                               187,078
 ..........................................................................................................................
              4,425  Pegasus Communications Corp. Ser. C,
                     6.50% cum. cv. pfd.                                                                           253,331
 ..........................................................................................................................
                176  Radio One, Inc. 6.50% cum. cv. pfd.                                                           226,204
 ..........................................................................................................................
              2,553  Sinclair Broadcast Group, Inc.
                     Ser. D, $3.00 cv. pfd.                                                                         75,633
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   742,246
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.1%)
 ..........................................................................................................................
                416  Adelphia Communications Corp. Ser. D,
                     5.50% cum. cv. pfd.                                                                            53,664
 ..........................................................................................................................
             13,167  Comcast Corp. 2.00% cv. pfd.                                                                  678,232
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   731,896
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (--%)
 ..........................................................................................................................
              4,462  Carriage Services Capital Trust
                     $3.50 cv. pfd.                                                                                116,012
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (--%)
 ..........................................................................................................................
              4,690  CMS Energy Corp. 8.75% cum. cv. pfd.                                                          162,391
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
 ..........................................................................................................................
              4,682  Sensormatic Elecronics Corp.
                     $1.625 cv. pfd.                                                                               115,880
--------------------------------------------------------------------------------------------------------------------------
Electronics (--%)
 ..........................................................................................................................
                895  Pioneer Standard Electronics, Inc.
                     $3.375 cv. pfd.                                                                                41,841
 ..........................................................................................................................
              2,212  Titan Capital Trust $2.875 cum. cv. pfd.                                                       76,591
 ..........................................................................................................................
                 36  World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                   589
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   119,021
--------------------------------------------------------------------------------------------------------------------------
Energy (0.1%)
 ..........................................................................................................................
              4,039  Evi, Inc. $2.50 cum. cv. pfd.                                                                 200,940
 ..........................................................................................................................
                858  Hanover Compressor Capital Trust
                     $3.625 cv. pfd.                                                                                84,406
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   285,346
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (--%)
 ..........................................................................................................................
              1,300  TXI Capital Trust I $2.75 cv. pfd.                                                             44,363
--------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
 ..........................................................................................................................
              5,511  Six Flags, Inc. $1.813 cum. cv. pfd.                                                          168,361
--------------------------------------------------------------------------------------------------------------------------
Food (--%)
 ..........................................................................................................................
              6,306  Suiza Capital Trust II $2.75 cv. pfd.                                                         257,758
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (--%)
 ..........................................................................................................................
              1,178  Caremark RX Capital Trust I $3.50
                     cum. cv. pfd.                                                                                 135,912
--------------------------------------------------------------------------------------------------------------------------
Insurance (0.1%)
 ..........................................................................................................................
              3,947  ACE, Ltd. $4.125 cum. cv. pfd.                                                                315,267
 ..........................................................................................................................
              5,277  Metlife Capital Trust I $4.00 cum. cv. pfd.                                                   512,529
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   827,796
--------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ..........................................................................................................................
             13,900  Freeport-McMoRan Copper &
                     Gold, Inc. 7.00% cum. cv. pfd.                                                                184,175
 ..........................................................................................................................
              2,000  USX Capital Trust I $3.375 cum. cv. pfd.                                                       92,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   276,175
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (--%)
 ..........................................................................................................................
              3,767  Unocal Capital Trust $3.125 cum. cv. pfd.                                                     181,287
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.1%)
 ..........................................................................................................................
              2,900  Georgia-Pacific Group $3.75 cv. pfd.                                                          109,838
 ..........................................................................................................................
              8,463  International Paper Capital Trust
                     $2.625 cum. cv. pfd.                                                                          364,967
 ..........................................................................................................................
              6,824  Sealed Air Corp. Ser. A, $1.00 cum.
                     cv. pfd.                                                                                      270,401
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   745,206
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ..........................................................................................................................
              1,383  Biovail Corp. $3.375 cv. pfd. (Canada)                                                        106,664
 ..........................................................................................................................
              6,978  Pharmacia Corp. 6.50% cv. pfd.                                                                279,992
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   386,656
--------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ..........................................................................................................................
              2,669  Mirant Trust I Ser. A, $3.125 cum. cv. pfd                                                    192,168
--------------------------------------------------------------------------------------------------------------------------
Publishing (--%)
 ..........................................................................................................................
              4,065  Tribune Co. 6.25% cv. pfd.                                                                     87,398
 ..........................................................................................................................
              1,485  Tribune Co. 2.00% cv. pfd.                                                                    176,529
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   263,927
--------------------------------------------------------------------------------------------------------------------------
Railroads (--%)
 ..........................................................................................................................
                987  Canadian National Railway Co. $2.625
                     cv. pfd. (Canada)                                                                              55,889
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ..........................................................................................................................
              7,000  Equity Residential Properties Trust
                     Ser. G, $1.813 cum. cv. pfd. (R)                                                              176,680
 ..........................................................................................................................
              3,856  Equity Residential Properties Trust
                     Ser. E, 7.00% cum. cv. pfd. (R)                                                               121,464
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   298,144
--------------------------------------------------------------------------------------------------------------------------
Software (0.1%)
 ..........................................................................................................................
              7,796  Amdocs Automatic 6.75% cv. pfd.                                                               359,591
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.1%)
 ..........................................................................................................................
              5,315  Broadwing, Inc. Ser. B $3.275, cum. cv. pfd.                                                  249,805
 ..........................................................................................................................
              2,566  Global Crossing, Ltd. 6.75% cum. cv. pfd.
                     (Bermuda)                                                                                     295,090
 ..........................................................................................................................
                700  McLeodUSA, Inc. Ser. A, 6.75% cum. cv. pfd.                                                   107,100
 ..........................................................................................................................
              2,638  Qwest Trends Trust 144A 5.75% cv. pfd.                                                        144,101
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   796,096
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $7,974,322)                                                                          $8,110,529
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $870,000  Conseco Finance Securitization Corp.
                     Ser. 00-4, Class A6, 8.31s, 2032                                                             $920,433
 ..........................................................................................................................
            910,000  Conseco Finance Securitization Corp.
                     Ser. 00-5, Class A6, 7.96s, 2032                                                              944,125
 ..........................................................................................................................
            417,277  First Plus 144A Ser. 98-A, Class A,
                     8 1/2s, 2023                                                                                  275,403
--------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $2,195,125)                                                                          $2,139,961
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds and Notes (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $1,350,000  Ontario (Province of) sr. unsub.
                     5 1/2s, 2008 (Canada)                                                                      $1,311,080
 ..........................................................................................................................
            555,000  Quebec (Province of) sr. unsub.
                     5 3/4s, 2009 (Canada)                                                                         533,843
--------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds and Notes
                     (cost $1,833,804)                                                                          $1,844,923
--------------------------------------------------------------------------------------------------------------------------
Units (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                      Value
 ..........................................................................................................................
              7,800  Citizens Communications Co. units
                     cum. cv. pfd. 6 3/4s                                                                         $196,209
 ..........................................................................................................................
            226,879  Contifinancial Corp. Liquidating
                     Trust units 8 1/8s, 2003                                                                       18,150
 ..........................................................................................................................
                100  IWO Holdings, Inc. 144A units 14s, 2011                                                        87,000
 ..........................................................................................................................
             10,300  Microsoft Corp. Structured Capped
                     Warrants, Exp. 7/17/01 (issued by
                     Salomon Smith Barney)                                                                         724,893
 ..........................................................................................................................
              1,000  Tokyo Broadcasting System, Inc.
                     Structured Call Warrants, Exp. 2001
                     (issued by Lehman Brothers Finance
                     SA) (Japan)                                                                                    19,326
 ..........................................................................................................................
             11,600  Tokyo Broadcasting System, Inc.
                     Structured Notes 3.35s, 2001 (issued
                     by UBS AG) (Japan)                                                                            238,497
 ..........................................................................................................................
              4,400  Washington Mutual Capital Trust I
                     144A units $2.688 cum. cv. pfd                                                                235,125
--------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $1,907,631)                                                                          $1,519,200
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
             11,000  California Federal Bancorp, Inc.
                     Ser. A, $2.281 pfd.                                                                          $278,080
 ..........................................................................................................................
             40,000  CSBI Capital Trust I 144A company
                     guaranty Ser. A, 11.75% pfd.                                                                   44,800
 ..........................................................................................................................
            820,000  First Union Capital II company
                     guaranty Ser. A, 7.95% pfd.                                                                   832,144
 ..........................................................................................................................
                 20  Fresenius Medical Capital Trust II
                     company guaranty 7.875% pfd. (Germany)                                                         19,850
 ..........................................................................................................................
                  5  Intermedia Communications, Inc.
                     Ser. E, 13.50% pfd. (PIK)                                                                       5,000
 ..........................................................................................................................
                  2  XO Communications, Inc. Ser. E,
                     13.50% pfd.                                                                                       130
--------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $1,110,636)                                                                          $1,180,004
--------------------------------------------------------------------------------------------------------------------------
Purchased Options Outstanding (--%) (a)
--------------------------------------------------------------------------------------------------------------------------
                                                                                           Expiration Date/
Contract Amount                                                                              Strike Price            Value
 ..........................................................................................................................
        $12,672,000  EUR/USD Fx OTC option
                     (Morgan Stanley
                     Dean Witter) (Call)                                                  Sep. 01/0.874 EUR        $92,122
 ..........................................................................................................................
CAD       8,378,813  USD/CAD Fx OTC option
                     (Goldman Sachs & Co.)
                     (Put)                                                                Sep. 01/1.508 CAD         76,582
--------------------------------------------------------------------------------------------------------------------------
                     Total Purchased Options Outstanding
                     (cost $139,279)                                                                              $168,704
--------------------------------------------------------------------------------------------------------------------------
Warrants (--%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                         Expiration Date           Value
 ..........................................................................................................................
                 70  Birch Telecommunications,
                     Inc. 144A (PIK)                                                            6/15/08                 $7
 ..........................................................................................................................
              1,389  Delta Financial Corp.                                                     12/21/10                  1
 ..........................................................................................................................
              1,800  Diva Systems Corp. 144A                                                     3/1/08              9,000
 ..........................................................................................................................
                180  Horizon PCS., Inc.                                                         10/1/01              3,600
 ..........................................................................................................................
                 80  Mediq, Inc. 144A                                                            6/1/09                  1
 ..........................................................................................................................
                100  Ntelos, Inc.                                                               8/15/10                100
 ..........................................................................................................................
                 70  Pliant Corp. 144A                                                           6/1/10                 70
 ..........................................................................................................................
                 40  Raintree Resort 144A                                                       12/1/04                  1
 ..........................................................................................................................
                 80  Startec Global
                     Communications Corp.                                                       5/15/08                  2
 ..........................................................................................................................
                150  UIH Australia/Pacific, Inc. 144A                                           5/15/06                150
 ..........................................................................................................................
                 10  Versatel Telecom
                     NV (Netherlands)                                                           5/15/08                193
--------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $30,833)                                                                                $13,125
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (12.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $20,000,000  Asset Securitization Cooperative Corp.
                     effective yield of 3.88%, July 20, 2001                                                   $19,959,044
 ..........................................................................................................................
          8,375,000  U.S. Treasury Bills zero %,
                     September 13, 2001 (SEG)                                                                    8,258,730
 ..........................................................................................................................
         32,494,000  Interest in $750,000,000 joint tri-party
                     repurchase agreement dated June 29, 2001
                     with S.B.C. Warburg, Inc. due July 2, 2001
                     with respect to various U.S. Government
                     obligations-- maturity value of
                     $32,505,102 for an effective yield
                     of 4.10%                                                                                   32,494,000
 ..........................................................................................................................
         32,450,000  Interest in $1,000,000,000 joint tri-party
                     repurchase agreement dated June 29, 2001
                     with Credit Suisse First Boston due July 2, 2001
                     with respect to various U.S. Government
                     obligations-- maturity value of
                     $32,461,087 for an effective yield
                     of 4.10%                                                                                   32,450,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $93,210,261)                                                                        $93,161,774
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $712,456,651) (b)                                                                  $722,138,132
--------------------------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Buy at June 30, 2001
(aggregate face value $88,491,361)
--------------------------------------------------------------------------------------------------------------------------

                                                                  Unrealized
                                      Aggregate      Delivery    Appreciation/
                     Market Value    Face Value        Date     (Depreciation)
 ..............................................................................
Australian Dollars   $13,059,608    $13,329,782       9/19/01     $(270,174)
 ..............................................................................
British Pounds        17,488,807     17,423,579       9/19/01        65,228
 ..............................................................................
Canadian Dollars       9,634,284      9,620,269       9/19/01        14,015
 ..............................................................................
Euro                  45,176,228     45,512,148       9/19/01      (335,920)
 ..............................................................................
Norwegian Krone        2,618,164      2,605,583       9/19/01        12,581
------------------------------------------------------------------------------
                                                                  $(514,270)
------------------------------------------------------------------------------


Forward Currency Contracts to Sell at June 30, 2001
(aggregate face value $152,157,299)
------------------------------------------------------------------------------
                                                                  Unrealized
                                      Aggregate      Delivery    Appreciation/
                     Market Value    Face Value        Date     (Depreciation)
 ..............................................................................
British Pounds       $29,627,886    $29,519,064       9/19/01     $(108,822)
 ..............................................................................
Canadian Dollars      10,659,084     10,630,004       9/19/01       (29,080)
 ..............................................................................
Euro                  86,983,216     87,436,822       9/19/01       453,606
 ..............................................................................
Hong Kong Dollars      2,450,818      2,450,503       9/19/01          (315)
 ..............................................................................
Japanese Yen          14,248,309     14,731,605       9/19/01       483,296
 ..............................................................................
Swedish Krona          2,618,398      2,630,874       9/19/01        12,476
 ..............................................................................
Swiss Francs           4,720,556      4,758,427       9/19/01        37,871
------------------------------------------------------------------------------
                                                                   $849,032
------------------------------------------------------------------------------
Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                                                  Unrealized
                                       Aggregate    Expiration   Appreciation/
                      Total Value     Face Value       Date     (Depreciation)
 ..............................................................................
CAC40 10 Euro (Long)      $705,882     $703,927       Jul-01         $1,955
 ..............................................................................
Canadian 10yr (Long)       131,769      130,968       Sep-01            801
 ..............................................................................
DAX Index (Long)           517,512      523,451       Sep-01         (5,939)
 ..............................................................................
DJ Euro Stoxx 50
(Short)                 15,430,166   15,525,695       Sep-01         95,529
 ..............................................................................
FT-SE 100 Index
(Long)                  52,529,666   54,641,760       Sep-01     (2,112,094)
 ..............................................................................
FT-SE 100 Index
(Short)                 10,331,099   10,681,645       Sep-01        350,546
 ..............................................................................
Hang Seng Index
(Short)                    836,015      840,786       Jul-01          4,771
 ..............................................................................
Gilt (Long)              8,189,558    8,295,927       Sep-01       (106,369)
 ..............................................................................
MIB 30 Index (Long)        317,566      325,029       Sep-01         (7,463)
 ..............................................................................
Russell 2000 (Long)      6,960,600    6,987,490       Sep-01        (26,890)
 ..............................................................................
S&P 500 Index (Long)    32,640,050   34,029,928       Sep-01     (1,389,878)
 ..............................................................................
S&P 500 Index (Short)   38,490,625   40,128,803       Sep-01      1,638,178
 ..............................................................................
S&P/TSE 60 Index
(Short)                  1,985,555    2,098,318       Sep-01        112,763
 ..............................................................................
SPI 200 Index (Long)     5,575,795    5,548,325       Sep-01         27,470
 ..............................................................................
SPI 200 Index (Short)    1,404,925    1,396,277       Sep-01         (8,648)
 ..............................................................................
Topix Index (Short)      7,482,919    7,482,675       Sep-01           (244)
 ..............................................................................
U.S. Treasury
10yr (Long)             14,525,203   14,486,321       Sep-01         38,882
 ..............................................................................
U.S. Treasury
10yr (Short)            88,387,406   88,126,026       Sep-01       (261,380)
 ..............................................................................
U.S. Treasury
10yr (Short)             2,781,422    2,818,863       Sep-01         37,441
 ..............................................................................
U.S. Treasury
5yr (Long)               3,410,344    3,397,148       Sep-01         13,196
 ..............................................................................
U.S. Treasury
5yr (Short)                413,375      415,483       Sep-01          2,108
 ..............................................................................
U.S. Treasury (Long)       501,562      504,615       Sep-01         (3,053)
------------------------------------------------------------------------------
                                                                $(1,598,318)
------------------------------------------------------------------------------
TBA Sales Commitments at June 30, 2001
(proceeds receivable $5,887,126)
------------------------------------------------------------------------------
                               Principal      Settlement           Market
Agency                          Amount           Date               Value
 ..............................................................................
FNMA, 7 1/2s, July 1, 2031    $1,060,000        7/16/01          $1,081,529
 ..............................................................................
FNMA, 6s, July 1, 2031         2,500,000        7/16/01           2,399,225
 ..............................................................................
FNMA, 6s, July 1, 2016         2,405,000        7/19/01           2,368,925
------------------------------------------------------------------------------
                                                                 $5,849,679
------------------------------------------------------------------------------
Swap Contracts outstanding at June 30, 2001
------------------------------------------------------------------------------
                                       Notional    Termination    Unrealized
                                        Amount        Date       Appreciation
 ..............................................................................
Agreement with Goldman Sachs
Capital Markets dated June 29, 2001
to receive the notional amount
multiplied by 6.0075%, and pay the
notional amount multiplied by USD
Six Month LIBOR adjusted by a
specified spread.                    $9,204,000      Dec-01             $--
 ..............................................................................
Agreement with J.P. Morgan Securities,
Inc. dated March 26, 2001 to receive
(pay) monthly the notional amount
multiplied by the return of the Lehman
Brothers U.S. Government Bond Index,
adjusted by a specific spread, and pay
(receive) monthly the notional amount
multiplied by USD-LIBOR-BBA,
adjusted by a specified spread.      74,094,889      Apr-03         727,144
------------------------------------------------------------------------------
                                                                   $727,144
------------------------------------------------------------------------------
Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2001: (as percentage of Market Value)
------------------------------------------------------------------------------
Bermuda                                                                 1.0%
 ..............................................................................
Canada                                                                  1.1
 ..............................................................................
France                                                                  2.3
 ..............................................................................
Germany                                                                 0.9
 ..............................................................................
Italy                                                                   0.5
 ..............................................................................
Japan                                                                   2.0
 ..............................................................................
Netherlands                                                             1.7
 ..............................................................................
South Korea                                                             0.5
 ..............................................................................
Switzerland                                                             0.7
 ..............................................................................
United Kingdom                                                          3.8
 ..............................................................................
United States                                                          82.4
 ..............................................................................
Other                                                                   3.1
------------------------------------------------------------------------------
Total                                                                 100.0%
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Global Growth Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (97.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (1.1%)
 ..........................................................................................................................
          1,683,500  WPP Group PLC (United Kingdom)                                                            $16,572,542
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.5%)
 ..........................................................................................................................
             90,700  General Dynamics Corp.                                                                      7,057,367
--------------------------------------------------------------------------------------------------------------------------
Automotive (1.0%)
 ..........................................................................................................................
            451,900  Toyota Motor Corp. (Japan)                                                                 15,908,909
--------------------------------------------------------------------------------------------------------------------------
Banking (3.6%)
 ..........................................................................................................................
            237,300  Banco Popular Espanol (Spain)                                                               8,292,146
 ..........................................................................................................................
            131,000  Bank of New York Co., Inc. (The)                                                            6,288,000
 ..........................................................................................................................
            198,600  Fifth Third Bancorp                                                                        11,925,930
 ..........................................................................................................................
            254,500  Svenska Handelsbanken (Sweden)                                                              3,638,656
 ..........................................................................................................................
            671,700  U.S. Bancorp                                                                               15,308,043
 ..........................................................................................................................
          1,339,600  Westpac Banking Corp. (Australia)                                                           9,838,912
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                55,291,687
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.4%)
 ..........................................................................................................................
            117,400  Anheuser-Busch Cos., Inc.                                                                   4,836,880
 ..........................................................................................................................
            345,800  Diageo PLC (United Kingdom)                                                                 3,793,129
 ..........................................................................................................................
            286,800  PepsiCo, Inc.                                                                              12,676,560
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,306,569
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.2%)
 ..........................................................................................................................
            234,900  Applera Corp-Applied Biosystems Group                                                       6,283,575
 ..........................................................................................................................
            218,200  Genentech, Inc. (NON)                                                                      12,022,820
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,306,395
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.6%)
 ..........................................................................................................................
            137,100  Clear Channel Communications, Inc. (NON)                                                    8,596,170
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.3%)
 ..........................................................................................................................
            158,700  USA Networks, Inc. (NON)                                                                    4,443,600
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.2%)
 ..........................................................................................................................
            247,800  Hitachi Chemical Co., Ltd. (Japan)                                                          3,195,368
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.2%)
 ..........................................................................................................................
            597,200  Capita Group PLC (United Kingdom)                                                           3,884,271
 ..........................................................................................................................
            627,338  Securitas AB Class B (Sweden)                                                              10,988,019
 ..........................................................................................................................
            429,000  Toppan Printing Co., Ltd. (Japan)                                                           4,413,849
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,286,139
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (4.1%)
 ..........................................................................................................................
          1,738,417  Cisco Systems, Inc. (NON)                                                                  31,639,189
 ..........................................................................................................................
            242,000  Comverse Technology, Inc. (NON)                                                            13,818,200
 ..........................................................................................................................
            485,818  Nokia OYJ Class A (Finland)                                                                11,006,426
 ..........................................................................................................................
            123,400  QUALCOMM, Inc. (NON)                                                                        7,216,432
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                63,680,247
--------------------------------------------------------------------------------------------------------------------------
Computers (3.3%)
 ..........................................................................................................................
            504,900  Compaq Computer Corp.                                                                       7,820,901
 ..........................................................................................................................
            174,500  IBM Corp.                                                                                  19,718,500
 ..........................................................................................................................
            128,400  Lexmark International, Inc. (NON)                                                           8,634,900
 ..........................................................................................................................
            258,700  VeriSign, Inc. (NON)                                                                       15,524,587
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                51,698,888
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (5.4%)
 ..........................................................................................................................
          1,218,276  General Electric Co.                                                                       59,390,955
 ..........................................................................................................................
            447,600  Tyco International, Ltd. (Bermuda)                                                         24,394,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                83,785,155
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (3.1%)
 ..........................................................................................................................
             91,300  Aiful Corp. (Japan)                                                                         8,236,768
 ..........................................................................................................................
            195,100  Capital One Financial Corp.                                                                11,706,000
 ..........................................................................................................................
            477,100  Providian Financial Corp.                                                                  28,244,320
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,187,088
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.1%)
 ..........................................................................................................................
            175,900  Colgate-Palmolive Co.                                                                      10,376,341
 ..........................................................................................................................
            115,900  L'OREAL SA (France)                                                                         7,479,070
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,855,411
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.5%)
 ..........................................................................................................................
            494,429  Deutsche Post AG (Germany)                                                                  7,824,739
--------------------------------------------------------------------------------------------------------------------------
Distribution (1.0%)
 ..........................................................................................................................
            550,900  SYSCO Corp.                                                                                14,956,935
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.1%)
 ..........................................................................................................................
             86,200  E. On AG (Germany)                                                                          4,479,195
 ..........................................................................................................................
             97,800  Entergy Corp.                                                                               3,754,542
 ..........................................................................................................................
             72,800  FPL Group, Inc.                                                                             4,383,288
 ..........................................................................................................................
            668,300  Scottish Power PLC (United Kingdom)                                                         4,915,312
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,532,337
--------------------------------------------------------------------------------------------------------------------------
Electronics (4.2%)
 ..........................................................................................................................
          2,131,000  Chartered Semiconductor Manufacturing
                     (Singapore) (NON)                                                                           5,334,812
 ..........................................................................................................................
            151,600  Linear Technology Corp.                                                                     6,703,752
 ..........................................................................................................................
            104,800  Maxim Integrated Products, Inc. (NON)                                                       4,633,208
 ..........................................................................................................................
            199,100  Micron Technology, Inc. (NON)                                                               8,183,010
 ..........................................................................................................................
            663,400  Omron Corp. (Japan)                                                                        11,996,528
 ..........................................................................................................................
             77,400  Samsung Electronics Co., Ltd.
                     (South Korea)                                                                              11,448,998
 ..........................................................................................................................
            107,400  STMicroelectronics N.V. (France)                                                            3,726,597
 ..........................................................................................................................
              5,730  Swatch Group AG (The) Class B
                     (Switzerland)                                                                               5,740,205
 ..........................................................................................................................
          4,292,400  Taiwan Semiconductor Manufacturing Co.
                     (Taiwan) (NON)                                                                              7,990,506
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                65,757,616
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.5%)
 ..........................................................................................................................
            210,200  Bouygues SA (France)                                                                        7,101,459
--------------------------------------------------------------------------------------------------------------------------
Entertainment (0.6%)
 ..........................................................................................................................
            170,900  Viacom, Inc. Class B (NON)                                                                  8,844,075
--------------------------------------------------------------------------------------------------------------------------
Financial (2.5%)
 ..........................................................................................................................
          1,211,000  Dexia (Belgium)                                                                            19,083,066
 ..........................................................................................................................
            104,837  Fannie Mae                                                                                  8,926,871
 ..........................................................................................................................
            149,200  Freddie Mac                                                                                10,444,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                38,453,937
--------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
 ..........................................................................................................................
            510,400  Kraft Foods, Inc. Class A (NON)                                                            15,822,400
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.8%)
 ..........................................................................................................................
             56,100  Cardinal Health, Inc.                                                                       3,870,900
 ..........................................................................................................................
            330,100  HCA, Inc.                                                                                  14,917,219
 ..........................................................................................................................
            140,800  UnitedHealth Group, Inc.                                                                    8,694,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,482,519
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.7%)
 ..........................................................................................................................
            333,000  Aegon NV (Netherlands)                                                                      9,370,445
 ..........................................................................................................................
            260,100  AFLAC, Inc.                                                                                 8,190,549
 ..........................................................................................................................
             14,325  Allianz Versicherungs AG (Germany)                                                          4,203,130
 ..........................................................................................................................
            146,525  American International Group, Inc.                                                         12,601,150
 ..........................................................................................................................
             99,400  XL Capital, Ltd. Class A (Bermuda)                                                          8,160,740
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,526,014
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.0%)
 ..........................................................................................................................
            495,400  Amvescap PLC (United Kingdom)                                                               8,604,011
 ..........................................................................................................................
            923,900  Banca Fideuram SpA (Italy)                                                                  8,772,880
 ..........................................................................................................................
            129,050  Goldman Sachs Group, Inc. (The)                                                            11,072,490
 ..........................................................................................................................
            703,200  Mediolanum SpA (Italy)                                                                      7,081,906
 ..........................................................................................................................
             41,800  Orix Corp. (Japan)                                                                          4,066,030
 ..........................................................................................................................
            757,500  Sampo Insurance Co., Ltd. Class A
                     (Finland)                                                                                   6,442,776
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                46,040,093
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.8%)
 ..........................................................................................................................
            287,800  Accor SA (France)                                                                          12,141,722
--------------------------------------------------------------------------------------------------------------------------
Media (4.9%)
 ..........................................................................................................................
          1,424,700  AOL Time Warner, Inc. (NON)                                                                75,509,100
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.3%)
 ..........................................................................................................................
             72,300  Stryker Corp.                                                                               3,965,655
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.4%)
 ..........................................................................................................................
             83,100  Dynegy, Inc.                                                                                3,864,150
 ..........................................................................................................................
            352,400  Enron Corp.                                                                                17,267,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,131,750
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.8%)
 ..........................................................................................................................
            908,500  ENI SpA (Italy)                                                                            11,071,635
 ..........................................................................................................................
            142,100  Exxon Mobil Corp.                                                                          12,412,435
 ..........................................................................................................................
            196,100  Royal Dutch Petroleum Co. PLC
                     (Netherlands)                                                                              11,281,922
 ..........................................................................................................................
             58,250  TotalFinaElf SA Class B (France)                                                            8,153,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                42,919,712
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (12.6%)
 ..........................................................................................................................
            113,900  American Home Products Corp.                                                                6,656,316
 ..........................................................................................................................
            451,600  AstraZeneca PLC (United Kingdom)                                                           21,040,369
 ..........................................................................................................................
          1,496,325  GlaxoSmithKline PLC (United Kingdom) (NON)                                                 42,085,637
 ..........................................................................................................................
            515,100  Johnson & Johnson                                                                          25,755,000
 ..........................................................................................................................
            331,300  Merck & Co., Inc.                                                                          21,173,383
 ..........................................................................................................................
          1,045,300  Pfizer, Inc.                                                                               41,864,265
 ..........................................................................................................................
             74,100  Pharmacia Corp.                                                                             3,404,895
 ..........................................................................................................................
            328,010  Sanofi-Synthelabo SA (France)                                                              21,513,602
 ..........................................................................................................................
            118,300  Schering-Plough Corp.                                                                       4,287,192
 ..........................................................................................................................
            136,000  Takeda Chemical Industries (Japan)                                                          6,325,581
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               194,106,240
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.8%)
 ..........................................................................................................................
            595,000  Ricoh Co., Ltd. (Japan)                                                                    12,835,204
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ..........................................................................................................................
             21,700  Darden Restaurants, Inc.                                                                      605,430
 ..........................................................................................................................
            366,700  Starbucks Corp. (NON)                                                                       8,434,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,039,530
--------------------------------------------------------------------------------------------------------------------------
Retail (2.7%)
 ..........................................................................................................................
             20,100  Best Buy Co., Inc. (NON)                                                                    1,276,752
 ..........................................................................................................................
             17,800  Castorama Dubois Investissement
                     SA (France)                                                                                 3,824,785
 ..........................................................................................................................
             65,500  Jones Apparel Group, Inc. (NON)                                                             2,829,600
 ..........................................................................................................................
            265,700  Kohls Corp. (NON)                                                                          16,667,361
 ..........................................................................................................................
             65,500  Lowe's Cos., Inc.                                                                           4,752,025
 ..........................................................................................................................
            599,400  Next PLC (United Kingdom)                                                                   7,839,307
 ..........................................................................................................................
          1,176,900  Tesco PLC (United Kingdom)                                                                  4,245,266
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                41,435,096
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.4%)
 ..........................................................................................................................
            179,900  Teradyne, Inc. (NON)                                                                        5,954,690
--------------------------------------------------------------------------------------------------------------------------
Software (10.2%)
 ..........................................................................................................................
             94,700  Adobe Systems, Inc.                                                                         4,450,900
 ..........................................................................................................................
            260,950  Amdocs, Ltd. (Guernsey) (NON)                                                              14,052,158
 ..........................................................................................................................
            794,100  BEA Systems, Inc. (NON)                                                                    24,386,811
 ..........................................................................................................................
            245,500  BMC Software, Inc. (NON)                                                                    5,533,570
 ..........................................................................................................................
            931,600  Microsoft Corp. (NON)                                                                      68,006,800
 ..........................................................................................................................
          1,607,300  Misys PLC (United Kingdom)                                                                 11,233,920
 ..........................................................................................................................
            699,100  Parametric Technology Corp. (NON)                                                           9,780,409
 ..........................................................................................................................
            116,800  Siebel Systems, Inc. (NON)                                                                  5,477,920
 ..........................................................................................................................
            230,950  VERITAS Software Corp. (NON)                                                               15,365,104
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               158,287,592
--------------------------------------------------------------------------------------------------------------------------
Technology Services (1.5%)
 ..........................................................................................................................
            278,957  Altran Technologies SA (France)                                                            12,984,472
 ..........................................................................................................................
            124,000  Checkfree Corp. (NON)                                                                       4,348,680
 ..........................................................................................................................
            196,100  Convergys Corp. (NON)                                                                       5,932,025
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,265,177
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (9.1%)
 ..........................................................................................................................
              2,173  NTT DoCoMo, Inc. (Japan)                                                                   37,814,034
 ..........................................................................................................................
          1,678,400  Orange SA (France) (NON)                                                                   13,636,127
 ..........................................................................................................................
            660,800  Qwest Communications
                     International, Inc.                                                                        21,059,696
 ..........................................................................................................................
            495,400  Sprint Corp. (PCS Group) (NON)                                                             11,963,910
 ..........................................................................................................................
            196,300  TDC A/S (Denmark)                                                                           7,078,340
 ..........................................................................................................................
          3,127,500  Telecom Italia SpA (Italy)                                                                 28,056,114
 ..........................................................................................................................
          9,763,383  Vodafone Group PLC (United Kingdom)                                                        21,625,137
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               141,233,358
--------------------------------------------------------------------------------------------------------------------------
Tobacco (1.1%)
 ..........................................................................................................................
            344,800  Philip Morris Cos., Inc.                                                                   17,498,600
--------------------------------------------------------------------------------------------------------------------------
Toys (0.8%)
 ..........................................................................................................................
             64,300  Nintendo Co., Ltd. (Japan)                                                                 11,704,972
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ..........................................................................................................................
            445,700  Severn Trent Water PLC
                     (United Kingdom)                                                                            4,669,570
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,598,008,668)                                                                  $1,503,211,627
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (0.8%) (a) (cost $13,076,003)
--------------------------------------------------------------------------------------------------------------------------
Number Of Shares                                                                                                     Value
 ..........................................................................................................................
            113,910  Marschollek, Lautenschlaeger und
                     Partner AG DEM $3.05 pfd. (Germany)                                                       $12,532,266
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (2.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $11,192,385  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                      $11,167,700
 ..........................................................................................................................
         20,132,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $20,138,878 for an effective yield
                     of 4.10%                                                                                   20,132,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $31,299,700)                                                                        $31,299,700
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,642,384,371) (b)                                                              $1,547,043,593
--------------------------------------------------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2001: (as percentage of market value)
------------------------------------------------------------------------------
Belgium                                                                 1.2%
 ..............................................................................
Bermuda                                                                 2.1
 ..............................................................................
Finland                                                                 1.1
 ..............................................................................
France                                                                  5.7
 ..............................................................................
Germany                                                                 1.8
 ..............................................................................
Italy                                                                   3.5
 ..............................................................................
Japan                                                                   7.3
 ..............................................................................
Netherlands                                                             1.3
 ..............................................................................
United Kingdom                                                          9.5
 ..............................................................................
United States                                                          62.1
 ..............................................................................
Other                                                                   4.4
------------------------------------------------------------------------------
Total                                                                 100.0%
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth and Income Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (96.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.2%)
 ..........................................................................................................................
            473,500  Interpublic Group of Cos., Inc.                                                           $13,897,225
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (2.3%)
 ..........................................................................................................................
          1,358,262  Boeing Co.                                                                                 75,519,367
 ..........................................................................................................................
            306,601  General Dynamics Corp.                                                                     23,856,624
 ..........................................................................................................................
             60,678  Goodrich Corp.                                                                              2,304,550
 ..........................................................................................................................
            951,688  Lockheed Martin Corp.                                                                      35,260,040
 ..........................................................................................................................
            483,116  Rockwell Collins                                                                           11,358,057
 ..........................................................................................................................
            731,060  United Technologies Corp.                                                                  53,557,456
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               201,856,094
--------------------------------------------------------------------------------------------------------------------------
Airlines (0.4%)
 ..........................................................................................................................
             59,647  AMR Corp. (NON)                                                                             2,155,046
 ..........................................................................................................................
            455,708  Delta Air Lines, Inc.                                                                      20,087,609
 ..........................................................................................................................
            760,036  Southwest Airlines Co.                                                                     14,053,066
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                36,295,721
--------------------------------------------------------------------------------------------------------------------------
Automotive (1.3%)
 ..........................................................................................................................
          2,822,202  Ford Motor Co.                                                                             69,285,059
 ..........................................................................................................................
            615,093  General Motors Corp.                                                                       39,581,235
 ..........................................................................................................................
            109,430  Lear Corp. (NON)                                                                            3,819,107
 ..........................................................................................................................
             29,100  TRW, Inc.                                                                                   1,193,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               113,878,501
--------------------------------------------------------------------------------------------------------------------------
Banking (10.9%)
 ..........................................................................................................................
            260,800  AmSouth Bancorporation                                                                      4,822,192
 ..........................................................................................................................
          2,815,694  Bank of America Corp.                                                                     169,026,111
 ..........................................................................................................................
          1,365,363  Bank of New York Co., Inc. (The)                                                           65,537,424
 ..........................................................................................................................
          1,521,857  Bank One Corp.                                                                             54,482,481
 ..........................................................................................................................
            414,593  BB&T Corp.                                                                                 15,215,563
 ..........................................................................................................................
            897,525  Charter One Financial, Inc.                                                                28,631,048
 ..........................................................................................................................
          1,143,312  Comerica, Inc.                                                                             65,854,771
 ..........................................................................................................................
            489,941  Fifth Third Bancorp                                                                        29,420,957
 ..........................................................................................................................
            265,071  First Tennessee National Corp.                                                              9,200,614
 ..........................................................................................................................
            636,446  First Union Corp.                                                                          22,237,423
 ..........................................................................................................................
          1,893,873  FleetBoston Financial Corp.                                                                74,713,290
 ..........................................................................................................................
            240,208  KeyCorp                                                                                     6,257,418
 ..........................................................................................................................
             16,643  M & T Bank Corp.                                                                            1,256,547
 ..........................................................................................................................
            923,284  Mellon Financial Corp.                                                                     42,471,064
 ..........................................................................................................................
            921,031  National City Corp.                                                                        28,349,334
 ..........................................................................................................................
            409,545  PNC Financial Services Group                                                               26,943,966
 ..........................................................................................................................
            195,700  Sovereign Bancorp, Inc.                                                                     2,544,100
 ..........................................................................................................................
            214,967  State Street Corp.                                                                         10,638,717
 ..........................................................................................................................
            175,019  SunTrust Banks, Inc.                                                                       11,337,731
 ..........................................................................................................................
            598,000  Synovus Financial Corp.                                                                    18,765,240
 ..........................................................................................................................
          4,463,261  U.S. Bancorp                                                                              101,717,718
 ..........................................................................................................................
            805,112  Washington Mutual, Inc.                                                                    30,231,956
 ..........................................................................................................................
          2,960,074  Wells Fargo & Co.                                                                         137,436,236
 ..........................................................................................................................
             89,563  Zions Bancorp                                                                               5,284,217
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               962,376,118
--------------------------------------------------------------------------------------------------------------------------
Beverage (3.0%)
 ..........................................................................................................................
          1,391,032  Anheuser-Busch Cos., Inc.                                                                  57,310,518
 ..........................................................................................................................
          2,081,554  Coca-Cola Co. (The)                                                                        93,669,930
 ..........................................................................................................................
          1,219,809  Coca-Cola Enterprises, Inc.                                                                19,943,877
 ..........................................................................................................................
            218,157  Fortune Brands, Inc.                                                                        8,368,503
 ..........................................................................................................................
             96,962  Pepsi Bottling Group, Inc. (The)                                                            3,888,176
 ..........................................................................................................................
          1,824,612  PepsiCo, Inc.                                                                              80,647,850
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               263,828,854
--------------------------------------------------------------------------------------------------------------------------
Building Materials (--%)
 ..........................................................................................................................
             28,707  Vulcan Materials Co.                                                                        1,543,001
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.4%)
 ..........................................................................................................................
            461,747  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               8,075,955
 ..........................................................................................................................
            157,281  Charter Communications, Inc. Class A (NON)                                                  3,672,511
 ..........................................................................................................................
            252,000  Comcast Corp. Class A (NON)                                                                10,936,800
 ..........................................................................................................................
            349,102  USA Networks, Inc. (NON)                                                                    9,774,856
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,460,122
--------------------------------------------------------------------------------------------------------------------------
Chemicals (2.6%)
 ..........................................................................................................................
            528,976  Air Products & Chemicals, Inc.                                                             24,200,652
 ..........................................................................................................................
            231,750  Avery Dennison Corp.                                                                       11,830,838
 ..........................................................................................................................
            649,400  Dow Chemical Co. (The)                                                                     21,592,550
 ..........................................................................................................................
          1,666,262  du Pont (E.I.) de Nemours & Co., Ltd.                                                      80,380,479
 ..........................................................................................................................
            474,418  Eastman Chemical Co.                                                                       22,596,529
 ..........................................................................................................................
             81,294  Engelhard Corp.                                                                             2,096,572
 ..........................................................................................................................
             82,517  Hercules, Inc. (NON)                                                                          932,442
 ..........................................................................................................................
            260,554  Minnesota Mining & Manufacturing Co.                                                       29,729,211
 ..........................................................................................................................
            470,232  PPG Industries, Inc.                                                                       24,720,096
 ..........................................................................................................................
             73,938  Praxair, Inc.                                                                               3,475,086
 ..........................................................................................................................
            216,428  Rohm & Haas Co.                                                                             7,120,481
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               228,674,936
--------------------------------------------------------------------------------------------------------------------------
Coal (--%)
 ..........................................................................................................................
             96,686  Arch Coal, Inc.                                                                             2,501,267
 ..........................................................................................................................
             30,838  Peabody Energy Corp. (NON)                                                                  1,009,945
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,511,212
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.5%)
 ..........................................................................................................................
            479,595  Cendant Corp. (NON)                                                                         9,352,103
 ..........................................................................................................................
             67,769  Cintas Corp.                                                                                3,134,316
 ..........................................................................................................................
             38,600  DST Systems, Inc. (NON)                                                                     2,034,220
 ..........................................................................................................................
            113,350  Sabre Holdings Corp. (NON)                                                                  5,667,500
 ..........................................................................................................................
          3,030,900  Service Corp. International (NON)                                                          19,276,524
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,464,663
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (0.3%)
 ..........................................................................................................................
          1,190,350  Agere Systems, Inc. Class A (NON)                                                           8,927,625
 ..........................................................................................................................
            143,562  Avaya, Inc. (NON)                                                                           1,966,799
 ..........................................................................................................................
            419,699  Corning, Inc.                                                                               7,013,170
 ..........................................................................................................................
          1,745,418  Lucent Technologies, Inc.                                                                  10,821,592
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                28,729,186
--------------------------------------------------------------------------------------------------------------------------
Computers (4.5%)
 ..........................................................................................................................
          3,264,570  Compaq Computer Corp.                                                                      50,568,189
 ..........................................................................................................................
            926,038  Dell Computer Corp. (NON)                                                                  24,215,894
 ..........................................................................................................................
            491,269  Gateway, Inc. (NON)                                                                         8,081,375
 ..........................................................................................................................
          3,141,877  Hewlett-Packard Co.                                                                        89,857,682
 ..........................................................................................................................
          1,838,516  IBM Corp.                                                                                 207,752,308
 ..........................................................................................................................
            169,455  Lexmark International, Inc. (NON)                                                          11,395,849
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               391,871,297
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (3.5%)
 ..........................................................................................................................
             20,542  Berkshire Hathaway, Inc. Class B (NON)                                                     47,246,600
 ..........................................................................................................................
          3,128,293  General Electric Co.                                                                      152,504,284
 ..........................................................................................................................
            977,779  Honeywell International, Inc.                                                              34,212,487
 ..........................................................................................................................
             45,036  Textron, Inc.                                                                               2,478,781
 ..........................................................................................................................
          1,347,831  Tyco International, Ltd. (Bermuda)                                                         73,456,790
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               309,898,942
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.5%)
 ..........................................................................................................................
            264,344  Capital One Financial Corp.                                                                15,860,640
 ..........................................................................................................................
            795,576  Household International, Inc.                                                              53,064,919
 ..........................................................................................................................
            178,226  MBNA Corp.                                                                                  5,872,547
 ..........................................................................................................................
            994,330  Providian Financial Corp.                                                                  58,864,336
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               133,662,442
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.9%)
 ..........................................................................................................................
            681,823  Clorox Co.                                                                                 23,079,709
 ..........................................................................................................................
              9,033  Colgate-Palmolive Co.                                                                         532,857
 ..........................................................................................................................
          1,342,955  Gillette Co. (The)                                                                         38,932,265
 ..........................................................................................................................
            452,239  Kimberly-Clark Corp.                                                                       25,280,160
 ..........................................................................................................................
          1,011,153  Procter & Gamble Co.                                                                       64,511,561
 ..........................................................................................................................
            129,691  Unilever NV (Netherlands)                                                                   7,725,693
 ..........................................................................................................................
            951,140  Unilever PLC (United Kingdom) (NON)                                                         8,012,153
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               168,074,398
--------------------------------------------------------------------------------------------------------------------------
Distribution (0.1%)
 ..........................................................................................................................
            236,969  SYSCO Corp.                                                                                 6,433,708
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.8%)
 ..........................................................................................................................
             99,497  CMS Energy Corp.                                                                            2,770,991
 ..........................................................................................................................
            486,807  Consolidated Edison, Inc.                                                                  19,374,919
 ..........................................................................................................................
            273,600  Dominion Resources, Inc.                                                                   16,451,568
 ..........................................................................................................................
          1,187,835  Duke Energy Corp.                                                                          46,337,443
 ..........................................................................................................................
            100,795  Edison International (NON)                                                                  1,123,864
 ..........................................................................................................................
          1,559,829  Entergy Corp.                                                                              59,881,835
 ..........................................................................................................................
             62,467  Exelon Corp.                                                                                4,005,384
 ..........................................................................................................................
            618,891  FirstEnergy Corp.                                                                          19,903,535
 ..........................................................................................................................
            195,000  FPL Group, Inc.                                                                            11,740,950
 ..........................................................................................................................
            103,008  Northeast Utilities                                                                         2,137,416
 ..........................................................................................................................
            200,371  PG&E Corp. (NON)                                                                            2,244,155
 ..........................................................................................................................
          1,062,474  Progress Energy, Inc.                                                                      47,726,332
 ..........................................................................................................................
            387,400  Public Service Enterprise Group, Inc.                                                      18,943,860
 ..........................................................................................................................
          1,270,452  Reliant Energy, Inc.                                                                       40,921,259
 ..........................................................................................................................
            866,668  TXU Corp.                                                                                  41,764,731
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               335,328,242
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.5%)
 ..........................................................................................................................
            563,072  Emerson Electric Co.                                                                       34,065,856
 ..........................................................................................................................
            483,116  Rockwell International Corp. (NON)                                                          7,415,831
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                41,481,687
--------------------------------------------------------------------------------------------------------------------------
Electronics (0.9%)
 ..........................................................................................................................
             78,929  Advanced Micro Devices, Inc. (NON)                                                          2,279,470
 ..........................................................................................................................
            208,557  Atmel Corp. (NON)                                                                           2,813,434
 ..........................................................................................................................
             59,197  Cypress Semiconductor Corp. (NON)                                                           1,411,848
 ..........................................................................................................................
            308,911  LSI Logic Corp. (NON)                                                                       5,807,527
 ..........................................................................................................................
            179,048  Micron Technology, Inc. (NON)                                                               7,358,873
 ..........................................................................................................................
          2,994,036  Motorola, Inc.                                                                             49,581,236
 ..........................................................................................................................
            639,400  Solectron Corp. (NON)                                                                      11,701,020
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                80,953,408
--------------------------------------------------------------------------------------------------------------------------
Energy (1.1%)
 ..........................................................................................................................
            280,512  Baker Hughes, Inc.                                                                          9,397,152
 ..........................................................................................................................
             32,678  BJ Services Co. (NON)                                                                         927,402
 ..........................................................................................................................
            261,840  Halliburton Co.                                                                             9,321,504
 ..........................................................................................................................
          1,083,218  Schlumberger, Ltd.                                                                         57,031,428
 ..........................................................................................................................
            532,969  Transocean Sedco Forex, Inc.                                                               21,984,971
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                98,662,457
--------------------------------------------------------------------------------------------------------------------------
Entertainment (0.3%)
 ..........................................................................................................................
            486,677  Viacom, Inc. Class B (NON)                                                                 25,185,535
--------------------------------------------------------------------------------------------------------------------------
Financial (7.0%)
 ..........................................................................................................................
          1,383,120  American Express Co.                                                                       53,665,056
 ..........................................................................................................................
          6,577,075  Citigroup, Inc.                                                                           347,532,643
 ..........................................................................................................................
          1,378,290  Fannie Mae                                                                                117,361,394
 ..........................................................................................................................
            819,988  Freddie Mac                                                                                57,399,160
 ..........................................................................................................................
            189,540  MGIC Investment Corp.                                                                      13,768,186
 ..........................................................................................................................
            376,020  USA Education, Inc.                                                                        27,449,460
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               617,175,899
--------------------------------------------------------------------------------------------------------------------------
Food (1.3%)
 ..........................................................................................................................
            293,411  Archer Daniels Midland Co.                                                                  3,814,343
 ..........................................................................................................................
             97,236  Campbell Soup Co.                                                                           2,503,827
 ..........................................................................................................................
            575,500  ConAgra, Inc.                                                                              11,400,655
 ..........................................................................................................................
            559,200  Heinz (H.J.) Co.                                                                           22,865,688
 ..........................................................................................................................
            886,048  Kellogg Co.                                                                                25,695,392
 ..........................................................................................................................
            524,330  Kraft Foods, Inc. Class A (NON)                                                            16,254,230
 ..........................................................................................................................
             24,311  Quaker Oats Co. (The)                                                                       2,218,379
 ..........................................................................................................................
          1,314,435  Sara Lee Corp.                                                                             24,895,399
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               109,647,913
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
 ..........................................................................................................................
             93,887  Harrah's Entertainment, Inc. (NON)                                                          3,314,211
 ..........................................................................................................................
            173,155  MGM Mirage (NON)                                                                            5,187,724
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,501,935
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.5%)
 ..........................................................................................................................
             70,148  Aetna, Inc. (NON)                                                                           1,814,729
 ..........................................................................................................................
            144,838  Cardinal Health, Inc.                                                                       9,993,822
 ..........................................................................................................................
            503,525  CIGNA Corp.                                                                                48,247,766
 ..........................................................................................................................
            143,711  HCA, Inc.                                                                                   6,494,300
 ..........................................................................................................................
            304,907  Healthsouth Corp. (NON)                                                                     4,869,365
 ..........................................................................................................................
            367,707  IMS Health, Inc.                                                                           10,479,650
 ..........................................................................................................................
             12,627  McKesson HBOC, Inc.                                                                           468,714
 ..........................................................................................................................
            210,829  Quest Diagnostics, Inc. (NON)                                                              15,780,551
 ..........................................................................................................................
            187,383  Tenet Healthcare Corp. (NON)                                                                9,667,089
 ..........................................................................................................................
            272,388  UnitedHealth Group, Inc.                                                                   16,819,959
 ..........................................................................................................................
             77,713  Wellpoint Health Networks, Inc. (NON)                                                       7,323,673
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               131,959,618
--------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.1%)
 ..........................................................................................................................
            142,989  Newell Rubbermaid, Inc.                                                                     3,589,024
 ..........................................................................................................................
             57,107  Whirlpool Corp.                                                                             3,569,188
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,158,212
--------------------------------------------------------------------------------------------------------------------------
Insurance (1.6%)
 ..........................................................................................................................
            215,716  ACE, Ltd.                                                                                   8,432,338
 ..........................................................................................................................
            215,692  AFLAC, Inc.                                                                                 6,792,141
 ..........................................................................................................................
          1,168,760  American General Corp.                                                                     54,288,902
 ..........................................................................................................................
            408,700  Chubb Corp. (The)                                                                          31,645,641
 ..........................................................................................................................
             50,961  CNA Financial Corp. (NON)                                                                   2,010,411
 ..........................................................................................................................
            399,782  Hartford Financial Services
                     Group, Inc. (The)                                                                          27,345,089
 ..........................................................................................................................
             73,438  Jefferson-Pilot Corp.                                                                       3,548,524
 ..........................................................................................................................
             37,437  John Hancock Financial Services                                                             1,507,214
 ..........................................................................................................................
             14,210  Loews Corp.                                                                                   915,550
 ..........................................................................................................................
            139,856  Torchmark Corp.                                                                             5,623,610
 ..........................................................................................................................
             46,494  UnumProvident Corp.                                                                         1,493,387
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               143,602,807
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (5.0%)
 ..........................................................................................................................
            212,000  Bear Stearns Cos., Inc. (The)                                                              12,501,640
 ..........................................................................................................................
             89,974  Franklin Resources, Inc.                                                                    4,118,110
 ..........................................................................................................................
            680,732  Goldman Sachs Group, Inc. (The)                                                            58,406,806
 ..........................................................................................................................
          2,611,705  J.P. Morgan Chase & Co.                                                                   116,482,043
 ..........................................................................................................................
            220,782  Lehman Brothers Holdings, Inc.                                                             17,165,801
 ..........................................................................................................................
          1,191,019  Merrill Lynch & Co., Inc.                                                                  70,567,876
 ..........................................................................................................................
          2,238,498  Morgan Stanley, Dean Witter & Co.                                                         143,778,727
 ..........................................................................................................................
            227,532  Stilwell Financial, Inc.                                                                    7,635,974
 ..........................................................................................................................
            319,789  T. Rowe Price Group, Inc.                                                                  11,956,911
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               442,613,888
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.3%)
 ..........................................................................................................................
            437,133  Carnival Corp. Class A                                                                     13,419,983
 ..........................................................................................................................
             77,525  Royal Caribbean Cruises, Ltd.                                                               1,714,078
 ..........................................................................................................................
            292,674  Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                            10,910,887
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,044,948
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.2%)
 ..........................................................................................................................
            412,770  Caterpillar, Inc.                                                                          20,659,139
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.2%)
 ..........................................................................................................................
             11,020  Danaher Corp.                                                                                 617,120
 ..........................................................................................................................
            213,914  Illinois Tool Works, Inc.                                                                  13,540,756
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,157,876
--------------------------------------------------------------------------------------------------------------------------
Media (1.0%)
 ..........................................................................................................................
          2,948,050  Disney (Walt) Productions, Inc.                                                            85,169,165
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.4%)
 ..........................................................................................................................
            425,311  Baxter International, Inc.                                                                 20,840,239
 ..........................................................................................................................
            158,364  Becton, Dickinson and Co.                                                                   5,667,848
 ..........................................................................................................................
            205,781  Boston Scientific Corp. (NON)                                                               3,498,277
 ..........................................................................................................................
             40,925  Stryker Corp.                                                                               2,244,736
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,251,100
--------------------------------------------------------------------------------------------------------------------------
Metals (0.4%)
 ..........................................................................................................................
            382,183  Alcoa, Inc.                                                                                15,058,010
 ..........................................................................................................................
            286,654  Barrick Gold Corp.                                                                          4,342,808
 ..........................................................................................................................
            802,400  Freeport-McMoRan Copper &
                     Gold, Inc. Class A (NON)                                                                    8,048,072
 ..........................................................................................................................
            479,200  Freeport-McMoRan Copper &
                     Gold, Inc. Class B (NON)                                                                    5,295,160
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                32,744,050
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.3%)
 ..........................................................................................................................
             31,292  Dynegy, Inc.                                                                                1,455,078
 ..........................................................................................................................
            295,576  El Paso Corp.                                                                              15,529,563
 ..........................................................................................................................
            855,504  Enron Corp.                                                                                41,919,696
 ..........................................................................................................................
            723,273  NiSource, Inc.                                                                             19,767,051
 ..........................................................................................................................
            359,378  Sempra Energy                                                                               9,825,395
 ..........................................................................................................................
            691,900  Williams Cos., Inc. (The)                                                                  22,798,105
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               111,294,888
--------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.1%)
 ..........................................................................................................................
            146,954  Pitney Bowes, Inc.                                                                          6,189,702
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (8.5%)
 ..........................................................................................................................
             29,854  Amerada Hess Corp.                                                                          2,412,203
 ..........................................................................................................................
             80,778  Anadarko Petroleum Corp.                                                                    4,364,435
 ..........................................................................................................................
            115,361  Apache Corp.                                                                                5,854,571
 ..........................................................................................................................
            613,234  BP PLC ADR (United Kingdom)                                                                30,569,715
 ..........................................................................................................................
            412,650  Burlington Resources, Inc.                                                                 16,485,368
 ..........................................................................................................................
            727,758  Chevron, Inc.                                                                              65,862,099
 ..........................................................................................................................
            547,459  Conoco, Inc. Class A                                                                       15,438,344
 ..........................................................................................................................
            795,450  Conoco, Inc. Class B                                                                       22,988,505
 ..........................................................................................................................
            212,797  EOG Resources, Inc.                                                                         7,564,933
 ..........................................................................................................................
          3,664,762  Exxon Mobil Corp.                                                                         320,116,961
 ..........................................................................................................................
             59,908  Kerr-McGee Corp.                                                                            3,970,103
 ..........................................................................................................................
            183,923  Occidental Petroleum Corp.                                                                  4,890,513
 ..........................................................................................................................
            190,867  Phillips Petroleum Co.                                                                     10,879,419
 ..........................................................................................................................
          2,671,888  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                             155,690,914
 ..........................................................................................................................
             82,711  Texaco, Inc.                                                                                5,508,553
 ..........................................................................................................................
            220,845  Tosco Corp.                                                                                 9,728,222
 ..........................................................................................................................
          1,317,917  Unocal Corp.                                                                               45,006,866
 ..........................................................................................................................
            632,107  USX-Marathon Group                                                                         18,653,478
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               745,985,202
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (1.4%)
 ..........................................................................................................................
            139,919  Boise Cascade Corp.                                                                         4,920,951
 ..........................................................................................................................
            448,904  Georgia-Pacific Group                                                                      15,195,400
 ..........................................................................................................................
            549,533  International Paper Co.                                                                    19,618,328
 ..........................................................................................................................
          1,045,413  Owens-Illinois, Inc. (NON)                                                                  7,087,900
 ..........................................................................................................................
             99,230  Sealed Air Corp. (NON)                                                                      3,696,318
 ..........................................................................................................................
            221,300  Smurfit-Stone Container Corp. (NON)                                                         3,585,060
 ..........................................................................................................................
            363,600  Temple Inland, Inc.                                                                        19,376,244
 ..........................................................................................................................
            825,821  Weyerhaeuser Co.                                                                           45,395,380
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               118,875,581
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.9%)
 ..........................................................................................................................
          1,943,929  Abbott Laboratories                                                                        93,328,031
 ..........................................................................................................................
          1,556,723  American Home Products Corp.                                                               90,974,892
 ..........................................................................................................................
          2,903,557  Bristol-Myers Squibb Co.                                                                  151,856,031
 ..........................................................................................................................
          3,559,261  Johnson & Johnson                                                                         177,963,050
 ..........................................................................................................................
            870,642  Lilly (Eli) & Co.                                                                          64,427,508
 ..........................................................................................................................
          3,408,034  Merck & Co., Inc.                                                                         217,807,453
 ..........................................................................................................................
            539,665  Pharmacia Corp.                                                                            24,797,607
 ..........................................................................................................................
          1,390,958  Schering-Plough Corp.                                                                      50,408,318
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               871,562,890
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (0.5%)
 ..........................................................................................................................
            462,778  Eastman Kodak Co.                                                                          21,602,477
 ..........................................................................................................................
          2,567,101  Xerox Corp.                                                                                24,567,157
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                46,169,634
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
 ..........................................................................................................................
            396,780  AES Corp. (The) (NON)                                                                      17,081,379
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.7%)
 ..........................................................................................................................
            332,488  Dow Jones & Co., Inc.                                                                      19,852,858
 ..........................................................................................................................
             26,002  Knight-Ridder, Inc.                                                                         1,541,919
 ..........................................................................................................................
            375,282  McGraw-Hill Cos., Inc. (The)                                                               24,824,904
 ..........................................................................................................................
            106,001  New York Times Co. (The) Class A                                                            4,452,042
 ..........................................................................................................................
            369,906  Tribune Co.                                                                                14,799,939
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                65,471,662
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.5%)
 ..........................................................................................................................
          1,121,610  Burlington Northern Santa Fe Corp.                                                         33,838,974
 ..........................................................................................................................
             84,722  CSX Corp.                                                                                   3,070,325
 ..........................................................................................................................
            181,692  Norfolk Southern Corp.                                                                      3,761,024
 ..........................................................................................................................
             88,781  Union Pacific Corp.                                                                         4,874,965
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,545,288
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.3%)
 ..........................................................................................................................
            116,613  Boston Properties, Inc. (R)                                                                 4,769,472
 ..........................................................................................................................
            632,393  Equity Office Properties Trust (R)                                                         20,002,591
 ..........................................................................................................................
             49,275  Equity Residential Properties Trust (R)                                                     2,786,501
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,558,564
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (4.5%)
 ..........................................................................................................................
          2,342,326  BellSouth Corp.                                                                            94,325,468
 ..........................................................................................................................
          4,489,402  SBC Communications, Inc.                                                                  179,845,444
 ..........................................................................................................................
          2,212,932  Verizon Communications, Inc.                                                              118,391,862
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               392,562,774
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
 ..........................................................................................................................
             95,977  Darden Restaurants, Inc.                                                                    2,677,758
 ..........................................................................................................................
          1,920,077  McDonald's Corp.                                                                           51,957,284
 ..........................................................................................................................
            472,696  Starbucks Corp. (NON)                                                                      10,872,008
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                65,507,050
--------------------------------------------------------------------------------------------------------------------------
Retail (2.6%)
 ..........................................................................................................................
            697,006  Albertsons, Inc.                                                                           20,903,210
 ..........................................................................................................................
            261,962  Circuit City Stores-Circuit City Group                                                      4,715,316
 ..........................................................................................................................
            113,650  Dollar General Corp.                                                                        2,216,175
 ..........................................................................................................................
            593,400  Federated Department Stores, Inc. (NON)                                                    25,219,500
 ..........................................................................................................................
            801,470  Gap, Inc. (The)                                                                            23,242,630
 ..........................................................................................................................
            400,668  Kroger Co. (NON)                                                                           10,016,700
 ..........................................................................................................................
          1,730,856  Limited, Inc. (The)                                                                        28,593,741
 ..........................................................................................................................
             80,818  Lowe's Cos., Inc.                                                                           5,863,346
 ..........................................................................................................................
             39,316  May Department Stores Co.                                                                   1,346,966
 ..........................................................................................................................
          1,030,600  Rite Aid Corp. (NON)                                                                        9,275,400
 ..........................................................................................................................
            187,967  Safeway, Inc. (NON)                                                                         9,022,416
 ..........................................................................................................................
            732,261  Sears, Roebuck & Co.                                                                       30,981,963
 ..........................................................................................................................
          2,346,808  Staples, Inc. (NON)                                                                        37,525,460
 ..........................................................................................................................
            353,183  Target Corp.                                                                               12,220,132
 ..........................................................................................................................
            224,992  TJX Cos., Inc. (The)                                                                        7,170,495
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               228,313,450
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (--%)
 ..........................................................................................................................
            318,471  Conexant Systems, Inc. (NON)                                                                2,850,315
--------------------------------------------------------------------------------------------------------------------------
Software (0.8%)
 ..........................................................................................................................
          1,412,008  BMC Software, Inc. (NON)                                                                   31,826,660
 ..........................................................................................................................
          1,099,221  Computer Associates International, Inc.                                                    39,571,956
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                71,398,616
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.6%)
 ..........................................................................................................................
            480,238  Convergys Corp. (NON)                                                                      14,527,200
 ..........................................................................................................................
            341,135  Electronic Data Systems Corp.                                                              21,320,938
 ..........................................................................................................................
            176,962  Fiserv, Inc. (NON)                                                                         11,322,029
 ..........................................................................................................................
             70,510  SunGard Data Systems, Inc. (NON)                                                            2,116,005
 ..........................................................................................................................
            304,572  Symbol Technologies, Inc.                                                                   6,761,498
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                56,047,670
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.8%)
 ..........................................................................................................................
            139,100  ALLTEL Corp.                                                                                8,521,266
 ..........................................................................................................................
          2,657,004  AT&T Corp.                                                                                 58,454,088
 ..........................................................................................................................
            219,286  AT&T Wireless Services, Inc. (NON)                                                          3,585,326
 ..........................................................................................................................
             77,616  Broadwing, Inc. (NON)                                                                       1,897,711
 ..........................................................................................................................
             51,095  CenturyTel, Inc.                                                                            1,548,179
 ..........................................................................................................................
          2,557,695  Sprint Corp. (FON Group)                                                                   54,632,365
 ..........................................................................................................................
          2,368,164  Worldcom, Inc.- WorldCom Group (NON)                                                       33,627,929
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               162,266,864
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.2%)
 ..........................................................................................................................
            321,032  Nike, Inc.                                                                                 13,480,134
--------------------------------------------------------------------------------------------------------------------------
Tobacco (2.2%)
 ..........................................................................................................................
          3,849,669  Philip Morris Cos., Inc.                                                                  195,370,702
--------------------------------------------------------------------------------------------------------------------------
Toys (--%)
 ..........................................................................................................................
             48,562  Mattel, Inc. (NON)                                                                            918,793
--------------------------------------------------------------------------------------------------------------------------
Transportation Services (--%)
 ..........................................................................................................................
             46,669  United Parcel Service, Inc. Class B                                                         2,697,468
--------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (0.1%)
 ..........................................................................................................................
             75,453  Johnson Controls, Inc.                                                                      5,468,079
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.7%)
 ..........................................................................................................................
            202,200  Republic Services, Inc. (NON)                                                               4,013,670
 ..........................................................................................................................
          1,995,313  Waste Management, Inc.                                                                     61,495,539
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                65,509,209
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $7,225,707,790)                                                                  $8,507,880,213
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $4,660,000  Service Corp. International cv. sub.
                     notes 6 3/4s, 2008                                                                         $5,088,021
 ..........................................................................................................................
         18,200,000  Solectron Corp. cv. notes zero %, 2020                                                      8,963,500
 ..........................................................................................................................
          1,700,000  Xerox Corp. cv. sub. deb. 0.57s, 2018                                                         756,500
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $14,380,340)                                                                        $14,808,021
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks (0.2%) (a) (cost $15,740,447)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
            310,000  K mart Financing I $3.875 cum. cv. pfd.                                                   $14,492,500
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (0.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $26,094,086  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                       $26,036,534
 ..........................................................................................................................
         79,000,000  BMW U.S. Captital Corp.effective
                     yield of 4.20%, July 2, 2001                                                               78,972,350
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $105,008,884)                                                                      $105,008,884
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $7,360,837,461) (b)                                                              $8,642,189,618
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                    Aggregate      Expiration     Unrealized
                     Total Value    Face Value        Date       Depreciation
 ..............................................................................
S&P 500 Index
(Long)              $146,264,375   $147,056,832      Sep-01       $(792,457)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Growth Opportunities Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (93.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Banking (2.1%)
 ..........................................................................................................................
             48,400  Bank of New York Co., Inc. (The)                                                           $2,323,200
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.6%)
 ..........................................................................................................................
             40,100  PepsiCo, Inc.                                                                               1,772,420
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (3.1%)
 ..........................................................................................................................
             25,800  Applera Corp-Applied
                     Biosystems Group                                                                              690,150
 ..........................................................................................................................
             18,400  Genentech, Inc. (NON)                                                                       1,013,840
 ..........................................................................................................................
             37,000  MedImmune, Inc. (NON)                                                                       1,746,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,450,390
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.5%)
 ..........................................................................................................................
             39,400  Univision Communications, Inc. Class A (NON)                                                1,685,532
--------------------------------------------------------------------------------------------------------------------------
Cable Television (1.1%)
 ..........................................................................................................................
             72,300  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               1,264,527
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (6.4%)
 ..........................................................................................................................
            118,300  Cisco Systems, Inc. (NON)                                                                   2,153,060
 ..........................................................................................................................
             27,500  Comverse Technology, Inc. (NON)                                                             1,570,250
 ..........................................................................................................................
             37,800  Nokia OYJ ADR (Finland)                                                                       833,112
 ..........................................................................................................................
             45,200  QUALCOMM, Inc. (NON)                                                                        2,643,296
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,199,718
--------------------------------------------------------------------------------------------------------------------------
Computers (2.7%)
 ..........................................................................................................................
             68,200  Dell Computer Corp. (NON)                                                                   1,783,430
 ..........................................................................................................................
             11,000  IBM Corp.                                                                                   1,243,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,026,430
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (11.8%)
 ..........................................................................................................................
            211,200  General Electric Co.                                                                       10,296,000
 ..........................................................................................................................
             54,600  Tyco International, Ltd. (Bermuda)                                                          2,975,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,271,700
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.4%)
 ..........................................................................................................................
             31,744  Capital One Financial Corp.                                                                 1,904,640
 ..........................................................................................................................
             14,107  Providian Financial Corp.                                                                     835,134
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,739,774
--------------------------------------------------------------------------------------------------------------------------
Electronics (6.1%)
 ..........................................................................................................................
             40,600  Applied Micro Circuits Corp. (NON)                                                            698,320
 ..........................................................................................................................
             36,700  Flextronics International, Ltd. (Singapore) (NON)                                             958,237
 ..........................................................................................................................
             54,900  Intel Corp.                                                                                 1,605,825
 ..........................................................................................................................
             47,600  Maxim Integrated Products, Inc. (NON)                                                       2,104,396
 ..........................................................................................................................
             34,400  Micron Technology, Inc. (NON)                                                               1,413,840
 ..........................................................................................................................
              3,800  Texas Instruments, Inc.                                                                       119,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,900,318
--------------------------------------------------------------------------------------------------------------------------
Entertainment (3.3%)
 ..........................................................................................................................
             72,220  Viacom, Inc. Class B (NON)                                                                  3,737,385
--------------------------------------------------------------------------------------------------------------------------
Financial (0.6%)
 ..........................................................................................................................
              7,975  Fannie Mae                                                                                    679,071
--------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
 ..........................................................................................................................
             37,500  Kraft Foods, Inc. Class A (NON)                                                             1,162,500
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.1%)
 ..........................................................................................................................
             12,600  Cardinal Health, Inc.                                                                         869,400
 ..........................................................................................................................
             24,100  United Health Group, Inc.                                                                   1,488,175
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,357,575
--------------------------------------------------------------------------------------------------------------------------
Insurance (1.8%)
 ..........................................................................................................................
             22,900  American International Group, Inc.                                                          1,969,400
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.0%)
 ..........................................................................................................................
             35,400  Morgan Stanley, Dean Witter & Co.                                                           2,273,742
 ..........................................................................................................................
             73,000  Schwab (Charles) Corp.                                                                      1,116,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,390,642
--------------------------------------------------------------------------------------------------------------------------
Media (5.1%)
 ..........................................................................................................................
            107,300  AOL Time Warner, Inc. (NON)                                                                 5,686,900
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.1%)
 ..........................................................................................................................
             50,800  Medtronic, Inc.                                                                             2,337,308
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.3%)
 ..........................................................................................................................
              5,100  Dynegy, Inc.                                                                                  237,150
 ..........................................................................................................................
             25,900  Enron Corp.                                                                                 1,269,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,506,250
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (13.5%)
 ..........................................................................................................................
              9,751  Allergan, Inc.                                                                                833,711
 ..........................................................................................................................
             24,000  Johnson & Johnson                                                                           1,200,000
 ..........................................................................................................................
              5,315  King Pharmaceuticals, Inc. (NON)                                                              285,681
 ..........................................................................................................................
             30,200  Lilly (Eli) & Co.                                                                           2,234,800
 ..........................................................................................................................
             37,500  Merck & Co., Inc.                                                                           2,396,625
 ..........................................................................................................................
            170,700  Pfizer, Inc.                                                                                6,836,535
 ..........................................................................................................................
             20,600  Pharmacia Corp.                                                                               946,570
 ..........................................................................................................................
             12,800  Schering-Plough Corp.                                                                         463,872
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,197,794
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.6%)
 ..........................................................................................................................
              1,576  AES Corp. (NON)                                                                                67,847
 ..........................................................................................................................
             17,962  Mirant Corp. (NON)                                                                            617,893
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   685,740
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
 ..........................................................................................................................
             32,505  Starbucks Corp. (NON)                                                                         747,615
--------------------------------------------------------------------------------------------------------------------------
Retail (3.4%)
 ..........................................................................................................................
             25,900  Lowe's Cos., Inc.                                                                           1,879,045
 ..........................................................................................................................
             38,800  Wal-Mart Stores, Inc.                                                                       1,893,440
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,772,485
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.0%)
 ..........................................................................................................................
             22,700  Applied Materials, Inc. (NON)                                                               1,114,570
--------------------------------------------------------------------------------------------------------------------------
Software (13.1%)
 ..........................................................................................................................
              5,900  Adobe Systems, Inc.                                                                           277,300
 ..........................................................................................................................
             59,100  BEA Systems, Inc. (NON)                                                                     1,814,961
 ..........................................................................................................................
            107,900  Microsoft Corp. (NON)                                                                       7,876,700
 ..........................................................................................................................
             44,500  Siebel Systems, Inc. (NON)                                                                  2,087,050
 ..........................................................................................................................
             40,100  VERITAS Software Corp. (NON)                                                                2,667,853
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,723,864
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.1%)
 ..........................................................................................................................
             37,000  Qwest Communications
                     International, Inc.                                                                         1,179,190
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.7%)
 ..........................................................................................................................
             16,500  Philip Morris Cos., Inc.                                                                      837,375
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $121,089,721)                                                                      $104,719,673
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (4.1%) (a) (cost $4,593,000)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $4,593,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $4,594,569 for an effective yield
                     of 4.10%                                                                                   $4,593,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $125,682,721) (b)                                                                  $109,312,673
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Health Sciences Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (96.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Biotechnology (16.0%)
 ..........................................................................................................................
            120,466  Alkermes, Inc. (NON)                                                                       $4,228,357
 ..........................................................................................................................
            110,600  Amgen, Inc. (NON)                                                                           6,711,208
 ..........................................................................................................................
            125,700  Applera Corp-Applied
                     Biosystems Group                                                                            3,362,475
 ..........................................................................................................................
              2,884  Ares-Serono Group Class B
                     (Switzerland)                                                                               2,861,850
 ..........................................................................................................................
             52,500  Cephalon, Inc. (NON)                                                                        3,701,250
 ..........................................................................................................................
            107,700  COR Therapeutics, Inc. (NON)                                                                3,284,850
 ..........................................................................................................................
             48,200  Enzon, Inc. (NON)                                                                           3,012,500
 ..........................................................................................................................
            107,600  Genentech, Inc. (NON)                                                                       5,928,760
 ..........................................................................................................................
             47,000  Genzyme Corp. (NON)                                                                         2,867,000
 ..........................................................................................................................
            130,900  Gilead Sciences, Inc. (NON)                                                                 7,617,071
 ..........................................................................................................................
             38,900  Guilford Pharmaceuticals, Inc. (NON)                                                        1,322,600
 ..........................................................................................................................
             21,200  IDEC Pharmaceuticals Corp. (NON)                                                            1,435,028
 ..........................................................................................................................
            109,900  IDEXX Laboratories, Inc. (NON)                                                              3,434,375
 ..........................................................................................................................
             28,700  InterMune, Inc. (NON)                                                                       1,022,294
 ..........................................................................................................................
             25,200  Intermune Pharmaceuticals Inc. (NON)                                                          897,624
 ..........................................................................................................................
            174,000  MedImmune, Inc. (NON)                                                                       8,212,800
 ..........................................................................................................................
             36,400  Nexia Biotechnologies, Inc. 144A
                     (Canada) (NON)                                                                                166,708
 ..........................................................................................................................
             78,600  NPS Pharmaceuticals, Inc. (NON)                                                             3,159,720
 ..........................................................................................................................
             36,400  Protein Design Labs, Inc. (NON)                                                             3,158,064
 ..........................................................................................................................
             59,000  QIAGEN NV (Netherlands) (NON)                                                               1,300,950
 ..........................................................................................................................
             71,600  Scios, Inc. (NON)                                                                           1,790,716
 ..........................................................................................................................
             84,900  Sepracor, Inc. (NON)                                                                        3,379,020
 ..........................................................................................................................
             55,100  Tanox, Inc. (NON)                                                                           1,738,405
 ..........................................................................................................................
             58,840  Trimeris, Inc. (NON)                                                                        2,946,119
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                77,539,744
--------------------------------------------------------------------------------------------------------------------------
Medical Services (14.2%)
 ..........................................................................................................................
             43,800  AmeriSource Health Corp. Class A (NON)                                                      2,422,140
 ..........................................................................................................................
            163,750  Cardinal Health, Inc.                                                                      11,298,750
 ..........................................................................................................................
             77,800  CIGNA Corp.                                                                                 7,454,796
 ..........................................................................................................................
             40,100  Express Scripts, Inc. Class A (NON)                                                         2,206,703
 ..........................................................................................................................
            329,500  HCA, Inc.                                                                                  14,890,105
 ..........................................................................................................................
             56,000  Invitrogen Corp. (NON)                                                                      4,020,800
 ..........................................................................................................................
             26,800  Laboratory Corp. of America Holdings (NON)                                                  2,060,920
 ..........................................................................................................................
             73,900  Lincare Holdings, Inc. (NON)                                                                2,217,739
 ..........................................................................................................................
            153,400  McKesson HBOC, Inc.                                                                         5,694,208
 ..........................................................................................................................
             55,300  Priority Healthcare Corp. Class B (NON)                                                     1,563,884
 ..........................................................................................................................
             40,600  Quest Diagnostics, Inc. (NON)                                                               3,038,910
 ..........................................................................................................................
             71,000  Triad Hospitals, Inc. (NON)                                                                 2,092,370
 ..........................................................................................................................
             62,000  Trigon Healthcare, Inc. (NON)                                                               4,020,700
 ..........................................................................................................................
             97,300  UnitedHealth Group, Inc.                                                                    6,008,275
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                68,990,300
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (8.0%)
 ..........................................................................................................................
            108,500  Apogent Technologies, Inc. (NON)                                                            2,669,100
 ..........................................................................................................................
             41,200  Cerus Corp. (NON)                                                                           2,989,884
 ..........................................................................................................................
            105,500  Charles River Laboratories
                     International, Inc. (NON)                                                                   3,666,125
 ..........................................................................................................................
            140,600  Cytyc Corp. (NON)                                                                           3,240,830
 ..........................................................................................................................
            326,558  Medtronic, Inc.                                                                            15,024,934
 ..........................................................................................................................
             74,000  St. Jude Medical, Inc. (NON)                                                                4,440,000
 ..........................................................................................................................
             80,100  Stryker Corp.                                                                               4,393,485
 ..........................................................................................................................
             80,900  Waters Corp. (NON)                                                                          2,233,649
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                38,658,007
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (57.5%)
 ..........................................................................................................................
            162,800  Abbott Laboratories                                                                         7,816,028
 ..........................................................................................................................
            150,100  Allergan, Inc.                                                                             12,833,550
 ..........................................................................................................................
            365,100  American Home Products Corp.                                                               21,336,444
 ..........................................................................................................................
             58,200  Andrx Group (NON)                                                                           4,481,400
 ..........................................................................................................................
             23,000  Angiotech Pharmaceuticals, Inc.
                     (Canada) (NON)                                                                              1,201,750
 ..........................................................................................................................
            360,000  AstraZeneca PLC ADR (United Kingdom)                                                       16,830,000
 ..........................................................................................................................
            149,332  Aventis SA (France)                                                                        11,917,603
 ..........................................................................................................................
             51,800  Aviron (NON)                                                                                2,952,600
 ..........................................................................................................................
             35,300  Barr Laboratories, Inc. (NON)                                                               2,485,473
 ..........................................................................................................................
             53,500  Biovail Corp. (Canada) (NON)                                                                2,327,250
 ..........................................................................................................................
            126,800  Bristol-Myers Squibb Co. (SEG)                                                              6,631,640
 ..........................................................................................................................
            134,800  Elan Corp. PLC ADR (Ireland) (NON)                                                          8,222,800
 ..........................................................................................................................
             44,200  Forest Laboratories, Inc. (NON)                                                             3,138,200
 ..........................................................................................................................
            432,400  GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                           24,300,879
 ..........................................................................................................................
             96,200  Inhale Therapeutic Systems, Inc. (NON)                                                      2,212,600
 ..........................................................................................................................
            158,062  IVAX Corp. (NON)                                                                            6,164,418
 ..........................................................................................................................
            422,780  Johnson & Johnson                                                                          21,139,000
 ..........................................................................................................................
             85,700  King Pharmaceuticals, Inc. (NON)                                                            4,606,375
 ..........................................................................................................................
            158,700  Lilly (Eli) & Co.                                                                          11,743,800
 ..........................................................................................................................
             58,500  Medicis Pharmaceutical Corp. Class A (NON)                                                  3,100,500
 ..........................................................................................................................
            298,500  Merck & Co., Inc.                                                                          19,077,135
 ..........................................................................................................................
            690,775  Pfizer, Inc.                                                                               27,665,538
 ..........................................................................................................................
            431,800  Pharmacia Corp.                                                                            19,841,210
 ..........................................................................................................................
             72,000  Sankyo Co. Ltd. (Japan)                                                                     1,299,118
 ..........................................................................................................................
            115,600  Sanofi-Synthelabo SA (France)                                                               7,582,002
 ..........................................................................................................................
            393,200  Schering-Plough Corp.                                                                      14,249,568
 ..........................................................................................................................
            108,800  Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                      6,038,400
 ..........................................................................................................................
             98,000  Takeda Chemical Industries (Japan)                                                          4,558,140
 ..........................................................................................................................
             51,800  Teva Pharmaceutical Industries, Ltd.
                     ADR (Israel)                                                                                3,227,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               278,980,561
--------------------------------------------------------------------------------------------------------------------------
Other (0.9%)
 ..........................................................................................................................
             89,300  CVS Corp.                                                                                   3,446,980
 ..........................................................................................................................
             33,050  Rite Aid Corp. (NON)                                                                          297,450
 ..........................................................................................................................
             88,700  Rite Aid Corp. (acquired 6/22/01,
                     cost $665,250) (RES) (NON)                                                                    718,470
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,462,900
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $395,959,526)                                                                      $468,631,512
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (10.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $34,878,072  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                      $34,801,147
 ..........................................................................................................................
         16,180,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $16,185,528 for an effective yield
                     of 4.10%                                                                                   16,180,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $50,981,147)                                                                        $50,981,147
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $446,940,673) (b)                                                                  $519,612,659
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                  Aggregate     Expiration         Unrealized
                  Total Value     Face Value       Date           Depreciation
 ..............................................................................
S&P 500 Index
(Long)             $7,390,200     $7,395,343      Sep-01            $(5,143)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT High Yield Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Corporate Bonds and Notes (85.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.6%)
 ..........................................................................................................................
           $305,000  Adams Outdoor Advertising sr. notes
                     10 3/4s, 2006                                                                                $321,394
 ..........................................................................................................................
          1,290,000  AOA Holdings, LLC sr. notes 10 3/8s, 2006                                                   1,290,000
 ..........................................................................................................................
          1,700,920  Interact Operating Co. notes 14s, 2003 (PIK)                                                      170
 ..........................................................................................................................
            690,000  Key3media Group, Inc. company
                     guaranty 11 1/4s, 2011                                                                        690,000
 ..........................................................................................................................
            360,000  Lamar Media Corp. company guaranty
                     9 5/8s, 2006                                                                                  374,400
 ..........................................................................................................................
             80,000  Lamar Media Corp. company guaranty
                     8 5/8s, 2007                                                                                   81,800
 ..........................................................................................................................
          1,420,000  Lamar Media Corp. sr. sub. notes
                     9 1/4s, 2007                                                                                1,476,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,234,564
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.8%)
 ..........................................................................................................................
          1,640,000  Argo-Tech Corp. company guaranty
                     Ser. D, 8 5/8s, 2007                                                                        1,467,800
 ..........................................................................................................................
          1,130,000  Argo-Tech Corp. 144A company guaranty
                     8 5/8s, 2007                                                                                1,011,350
 ..........................................................................................................................
          1,510,000  BE Aerospace, Inc. sr. sub. notes
                     9 1/2s, 2008                                                                                1,525,100
 ..........................................................................................................................
            940,000  BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                              897,700
 ..........................................................................................................................
          1,930,000  Decrane Aircraft Holdings Co. company
                     guaranty Ser. B, 12s, 2008                                                                  1,833,500
 ..........................................................................................................................
            690,000  L-3 Communications Corp. company
                     guaranty Ser. B, 8s, 2008                                                                     686,550
 ..........................................................................................................................
          1,660,000  L-3 Communications Corp. sr. sub.
                     notes Ser. B, 10 3/8s, 2007                                                                 1,751,300
 ..........................................................................................................................
            860,000  Moog, Inc. sr. sub. notes Ser. B, 10s, 2006                                                   881,500
 ..........................................................................................................................
          1,040,000  Sequa Corp. sr. notes 9s, 2009                                                              1,037,400
 ..........................................................................................................................
          2,340,000  Sequa Corp. 144A sr. notes 8 7/8s, 2008                                                     2,380,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,473,150
--------------------------------------------------------------------------------------------------------------------------
Agriculture (0.3%)
 ..........................................................................................................................
          2,340,000  Premium Standard Farms, Inc. 144A
                     sr. notes 9 1/4s, 2011                                                                      2,310,750
 ..........................................................................................................................
             16,520  Premium Standard Farms, Inc. sr. sec.
                     notes 11s, 2003 (PIK)                                                                          16,685
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,327,435
--------------------------------------------------------------------------------------------------------------------------
Airlines (1.0%)
 ..........................................................................................................................
            530,000  Air Canada Corp. sr. notes 10 1/4s,
                     2011 (Canada)                                                                                 484,950
 ..........................................................................................................................
          2,420,000  Airbus Industries 144A notes Ser. D,
                     12.266s, 2020                                                                               2,569,888
 ..........................................................................................................................
          2,080,000  Calair, LLC 144A company guaranty
                     8 1/8s, 2008                                                                                2,002,000
 ..........................................................................................................................
            200,000  Northwest Airlines, Inc. company
                     guaranty 8.52s, 2004                                                                          198,568
 ..........................................................................................................................
          1,140,000  Northwest Airlines, Inc. company
                     guaranty 7 5/8s, 2005                                                                       1,106,666
 ..........................................................................................................................
          1,130,000  US Air, Inc. pass-through
                     certificates Ser. 93A3, 10 3/8s, 2013                                                       1,056,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,418,622
--------------------------------------------------------------------------------------------------------------------------
Automotive (2.7%)
 ..........................................................................................................................
          1,721,000  Aftermarket Technology Corp. sr. sub.
                     notes 12s, 2004                                                                             1,721,000
 ..........................................................................................................................
             90,000  Aftermarket Technology Corp. sr. sub.
                     notes Ser. D, 12s, 2004                                                                        90,000
 ..........................................................................................................................
          1,470,000  Collins & Aikman Products, Inc.
                     company guaranty 11 1/2s, 2006                                                              1,411,200
 ..........................................................................................................................
            700,000  Dana Corp. notes 6 1/4s, 2004                                                                 644,000
 ..........................................................................................................................
            720,000  Delco Remy Int'l 144A company
                     guaranty 11s, 2009                                                                            745,200
 ..........................................................................................................................
          1,540,000  Dura Operating Corp. company guaranty
                     Ser. B, 9s, 2009                                                                            1,447,600
 ..........................................................................................................................
            740,000  Dura Operating Corp. 144A company
                     guaranty 9s, 2009                                                                             684,500
 ..........................................................................................................................
          1,036,000  Exide Corp. sr. notes 10s, 2005                                                               885,780
 ..........................................................................................................................
          1,965,714  Federal Mogul Corp. bank term loan
                     FRN 6.58s, 2010 (acquired various
                     dates from 2/10/00 to 2/14/01,
                     cost $1,974,946) (RES)                                                                      1,351,429
 ..........................................................................................................................
            900,000  Federal Mogul Corp. notes 7 7/8s, 2010                                                        117,000
 ..........................................................................................................................
            510,000  Federal Mogul Corp. notes 7 3/4s, 2006                                                         76,500
 ..........................................................................................................................
            750,000  Federal Mogul Corp. notes 7 1/2s, 2009                                                         97,500
 ..........................................................................................................................
            820,000  Federal Mogul Corp. notes 7 3/8s, 2006                                                        123,000
 ..........................................................................................................................
            870,000  Hayes Lemmerz International, Inc.
                     144A company guaranty 11 7/8s, 2006                                                           856,950
 ..........................................................................................................................
             90,000  Hayes Wheels International, Inc.
                     company guaranty 11s, 2006                                                                     74,700
 ..........................................................................................................................
          1,080,000  Hayes Wheels International, Inc.
                     company guaranty Ser. B, 9 1/8s, 2007                                                         831,600
 ..........................................................................................................................
          2,110,000  Hayes Wheels International, Inc. 144A
                     sr. sub. notes 9 1/8s, 2007                                                                 1,582,500
 ..........................................................................................................................
          2,290,000  Lear Corp. company guaranty Ser. B,
                     8.11s, 2009                                                                                 2,297,969
 ..........................................................................................................................
          1,210,000  Lear Corp. company guaranty Ser. B,
                     7.96s, 2005                                                                                 1,226,529
 ..........................................................................................................................
          1,600,000  Lear Corp. Structured Notes 8.46s
                     (Issued by STEERS Credit Linked Trust
                     2000) 2006                                                                                  1,580,000
 ..........................................................................................................................
          2,490,000  Oxford Automotive, Inc. company
                     guaranty Ser. D, 10 1/8s, 2007                                                              1,543,800
 ..........................................................................................................................
          1,050,000  Talon Automotive Group sr. sub. notes
                     Ser. B, 9 5/8s, 2008 (In default) (NON)                                                        21,000
 ..........................................................................................................................
            940,000  Tenneco, Inc. company guaranty
                     11 5/8s, 2009 (Malaysia)                                                                      512,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,922,057
--------------------------------------------------------------------------------------------------------------------------
Banking (1.9%)
 ..........................................................................................................................
          1,142,000  Chevy Chase Savings Bank, Inc. sub.
                     deb. 9 1/4s, 2005                                                                           1,142,000
 ..........................................................................................................................
          1,315,000  Colonial Capital II 144A company
                     guaranty 8.92s, 2027                                                                        1,215,253
 ..........................................................................................................................
            500,000  CSBI Capital Trust I 144A company
                     guaranty 11.75%, 2007                                                                         560,000
 ..........................................................................................................................
            190,000  Dime Capital Trust I bank guaranty
                     Ser. A, 9.33s, 2027                                                                           199,709
 ..........................................................................................................................
          1,770,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      1,722,741
 ..........................................................................................................................
            460,000  Hanvit Bank 144A sub. notes 11 3/4s,
                     2010 (Korea)                                                                                  483,000
 ..........................................................................................................................
          1,350,000  Local Financial Corp. sr. notes 11s, 2004                                                   1,350,000
 ..........................................................................................................................
            280,000  North Fork Capital Trust I company
                     guaranty 8.7s, 2026                                                                           267,257
 ..........................................................................................................................
          1,590,000  Peoples Bank-Bridgeport sub. notes
                     9 7/8s, 2010                                                                                1,706,277
 ..........................................................................................................................
            280,000  Peoples Heritage Capital Trust
                     company guaranty Ser. B, 9.06s, 2027                                                          255,464
 ..........................................................................................................................
          1,330,000  Provident Capital Trust company
                     guaranty 8.6s, 2026                                                                         1,152,325
 ..........................................................................................................................
            610,000  Riggs Capital Trust 144A bonds
                     8 5/8s, 2026                                                                                  409,353
 ..........................................................................................................................
          1,340,000  Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               1,450,550
 ..........................................................................................................................
          1,695,000  Sovereign Capital Trust company
                     guaranty 9s, 2027                                                                           1,186,500
 ..........................................................................................................................
            715,000  Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                   612,505
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,712,934
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
 ..........................................................................................................................
            260,000  Constellation Brands, Inc. company
                     guaranty 8 1/2s, 2009                                                                         260,000
 ..........................................................................................................................
          1,430,000  Constellation Brands, Inc. 144A sr. notes
                     8s, 2008                                                                                    1,430,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,690,000
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (4.7%)
 ..........................................................................................................................
          1,945,000  Acme Television company guaranty
                     10 7/8s, 2004                                                                               1,828,300
 ..........................................................................................................................
            440,000  Allbritton Communications Co. sr. sub.
                     notes Ser. B, 8 7/8s, 2008                                                                    435,600
 ..........................................................................................................................
          1,558,300  AMFM Operating, Inc. deb.
                     12 5/8s, 2006 (PIK)                                                                         1,706,339
 ..........................................................................................................................
          1,440,000  Benedek Communications Corp.
                     13 1/4s, 2006                                                                                 806,400
 ..........................................................................................................................
            230,000  British Sky Broadcasting PLC company
                     guaranty 8.2s, 2009 (United Kingdom)                                                          227,415
 ..........................................................................................................................
            430,000  British Sky Broadcasting PLC company
                     guaranty 7.3s, 2006 (United Kingdom)                                                          421,834
 ..........................................................................................................................
          1,090,000  British Sky Broadcasting PLC company
                     guaranty 6 7/8s, 2009 (United Kingdom)                                                        997,873
 ..........................................................................................................................
            790,000  Central European Media Enterprises,
                     Ltd. sr. notes 9 3/8s, 2004 (Bermuda)
                     (In default) (NON)                                                                            276,500
 ..........................................................................................................................
          1,900,000  Chancellor Media Corp. company
                     guaranty 8s, 2008                                                                           1,976,000
 ..........................................................................................................................
          7,250,000  Echostar Broadband Corp. sr. notes
                     10 3/8s, 2007                                                                               7,250,000
 ..........................................................................................................................
            800,000  Emmis Escrow Corp. 144A sr. disc.
                     notes stepped-coupon zero % (12 1/2s,
                     3/15/06), 2011 (STP)                                                                          448,000
 ..........................................................................................................................
          1,360,000  Fox Family Worldwide, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (10 1/4s, 11/1/02), 2007 (STP)                                                              1,210,400
 ..........................................................................................................................
          2,945,000  Fox Family Worldwide, Inc. sr. notes
                     9 1/4s, 2007                                                                                2,959,725
 ..........................................................................................................................
            690,000  Fox/Liberty Networks, LLC sr. notes
                     8 7/8s, 2007                                                                                  721,050
 ..........................................................................................................................
            210,000  Granite Broadcasting Corp. sr. sub.
                     notes 9 3/8s, 2005                                                                            136,500
 ..........................................................................................................................
            570,000  Granite Broadcasting Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                            381,900
 ..........................................................................................................................
            130,000  Knology Holdings, Inc. sr. disc. notes
                     stepped-coupon zero % (11 7/8s,
                     10/15/02), 2007 (STP)                                                                          42,250
 ..........................................................................................................................
            880,000  LIN Holdings Corp. sr. disc. notes
                     stepped-coupon zero % (10s, 3/1/03),
                     2008 (STP)                                                                                    690,800
 ..........................................................................................................................
          1,950,000  LIN Television Corp. company guaranty
                     8 3/8s, 2008                                                                                1,823,250
 ..........................................................................................................................
            280,000  Pegasus Communications Corp.
                     sr. notes 12 1/2s, 2007                                                                       282,800
 ..........................................................................................................................
            240,000  Pegasus Communications Corp.
                     sr. notes Ser. B, 9 3/4s, 2006                                                                216,000
 ..........................................................................................................................
          1,070,000  Pegasus Satellite sr. notes 12 3/8s, 2006                                                   1,037,900
 ..........................................................................................................................
          3,812,908  Quorum Broadcast Holdings, LLC notes
                     stepped-coupon zero % (15s, 5/15/06),
                     2009 (STP)                                                                                  1,515,250
 ..........................................................................................................................
            310,000  Sinclair Broadcast Group, Inc.
                     company guaranty 9s, 2007                                                                     297,600
 ..........................................................................................................................
            530,000  Sinclair Broadcast Group, Inc. sr. sub.
                     notes 10s, 2005                                                                               530,000
 ..........................................................................................................................
          1,370,000  Sinclair Broadcast Group, Inc. sr. sub.
                     notes 8 3/4s, 2007                                                                          1,308,350
 ..........................................................................................................................
          1,570,000  TV Azteca SA de CV sr. notes 10 1/2s,
                     2007 (Mexico)                                                                               1,444,400
 ..........................................................................................................................
          1,380,000  XM Satellite Radio Holdings, Inc.
                     sec. notes 14s, 2010                                                                          828,000
 ..........................................................................................................................
          2,370,000  Young Broadcasting Inc. 144A sr. sub.
                     notes 10s, 2011                                                                             2,263,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                34,063,786
--------------------------------------------------------------------------------------------------------------------------
Building Materials (1.0%)
 ..........................................................................................................................
            214,000  American Standard Companies, Inc.
                     company guaranty 7 5/8s, 2010                                                                 211,325
 ..........................................................................................................................
          2,332,000  American Standard Companies, Inc.
                     company guaranty 7 3/8s, 2005                                                               2,320,340
 ..........................................................................................................................
            560,000  Atrium Companies, Inc. company
                     guaranty Ser. B, 10 1/2s, 2009                                                                498,400
 ..........................................................................................................................
            640,000  Building Materials Corp. company
                     guaranty 8s, 2008                                                                             352,000
 ..........................................................................................................................
          1,950,000  Dayton Superior Corp. company
                     guaranty 13s, 2009                                                                          1,989,000
 ..........................................................................................................................
            730,000  Nortek, Inc. sr. notes Ser. B, 8 7/8s, 2008                                                   698,975
 ..........................................................................................................................
            370,000  Nortek, Inc. 144A sr. notes Ser. B,
                     9 1/8s, 2007                                                                                  360,750
 ..........................................................................................................................
            120,000  Nortek, Inc. 144A sr. sub. notes
                     9 7/8s, 2011                                                                                  115,200
 ..........................................................................................................................
          1,280,000  Owens Corning bonds 7 1/2s, 2018
                     (In default) (NON)                                                                            352,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,897,990
--------------------------------------------------------------------------------------------------------------------------
Cable Television (6.1%)
 ..........................................................................................................................
          1,980,000  Adelphia Communications Corp.
                     sr. notes 10 1/4s, 2011                                                                     1,940,400
 ..........................................................................................................................
          1,070,000  Adelphia Communications Corp.
                     sr. notes 10 7/8s, 2010                                                                     1,078,025
 ..........................................................................................................................
          1,250,000  Adelphia Communications Corp.
                     sr. notes 7 7/8s, 2009                                                                      1,112,500
 ..........................................................................................................................
          3,835,000  Adelphia Communications Corp.
                     sr. notes Ser. B, 9 7/8s, 2007                                                              3,806,238
 ..........................................................................................................................
            400,000  Adelphia Communications Corp.
                     sr. notes Ser. B, 7 3/4s, 2009                                                                352,000
 ..........................................................................................................................
          1,000,000  Adelphia Communications Structured
                     Notes 10.9s (Issued by Deutche Bank)
                     2006                                                                                        1,000,000
 ..........................................................................................................................
            610,000  Century Communications Corp.
                     sr. notes 8 3/8s, 2007                                                                        549,000
 ..........................................................................................................................
          3,870,000  Charter Communications Holdings, LLC
                     sr. notes 11 1/8s, 2011                                                                     4,063,500
 ..........................................................................................................................
            340,000  Charter Communications Holdings, LLC
                     sr. notes 10 3/4s, 2009                                                                       352,750
 ..........................................................................................................................
             10,000  Charter Communications Holdings, LLC
                     sr. notes 10s, 2009                                                                            10,150
 ..........................................................................................................................
          3,210,000  Charter Communications Holdings, LLC
                     sr. notes 8 5/8s, 2009                                                                      3,017,400
 ..........................................................................................................................
          1,610,000  Charter Communications Holdings, LLC
                     sr. disc. notes zero %, 2011                                                                  998,200
 ..........................................................................................................................
          3,290,000  Charter Communications Holdings, LLC
                     144A sr. disc. notes zero % (11 3/4s,
                     5/15/06), 2011 (STP)                                                                        1,908,200
 ..........................................................................................................................
          6,834,000  Comcast UK Cable, Ltd. deb. 11.2s,
                     2007 (Bermuda)                                                                              4,578,780
 ..........................................................................................................................
          2,510,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                               2,635,500
 ..........................................................................................................................
            480,000  Diamond Cable Communication PLC
                     sr. disc. notes 11 3/4s, 2005
                     (United Kingdom)                                                                              316,800
 ..........................................................................................................................
          2,860,000  Diamond Cable Communication PLC
                     sr. disc. notes stepped-coupon zero %
                     (10 3/4s, 2/15/02), 2007
                     (United Kingdom) (STP)                                                                      1,430,000
 ..........................................................................................................................
          8,747,000  Diva Systems Corp. sr. disc. notes
                     stepped-coupon Ser. B, zero %
                     (12 5/8s, 3/1/03), 2008 (STP)                                                               1,224,580
 ..........................................................................................................................
          1,650,000  Insight Communications Company, Inc.
                     144A sr. disc. Notes stepped-coupon
                     zero % (12 1/2s, 2/15/06), 2011 (STP)                                                         957,000
 ..........................................................................................................................
          2,220,000  Insight Midwest LP/Insight Capital,
                     Inc. 144A sr. notes 10 1/2s, 2010                                                           2,331,000
 ..........................................................................................................................
          2,540,000  International Cabletel, Inc. sr. disc.
                     notes 11 1/2s, 2006                                                                         1,701,800
 ..........................................................................................................................
            420,000  Mediacom, LLC/Mediacom Capital Corp.
                     144A sr. notes 9 1/2s, 2013                                                                   396,900
 ..........................................................................................................................
            850,000  NTL Communications Corp. sr. notes
                     Ser. B, 11 7/8s, 2010                                                                         565,250
 ..........................................................................................................................
          1,060,000  ONO Finance PLC sr. notes 13s, 2009
                     (United Kingdom)                                                                              795,000
 ..........................................................................................................................
            200,000  RCN Corp. sr. disc. notes stepped-coupon
                     zero % (11 1/8s, 10/15/02), 2007 (STP)                                                         60,000
 ..........................................................................................................................
            900,000  RCN Corp. sr. disc. notes stepped-coupon
                     Ser. B, zero % (9.8s, 2/15/03), 2008 (STP)                                                    252,000
 ..........................................................................................................................
          1,480,000  RCN Corp. sr. notes 10 1/8s, 2010                                                             592,000
 ..........................................................................................................................
            388,000  Rogers Cablesystems, Ltd. deb.
                     10 1/8s, 2012 (Canada)                                                                        411,280
 ..........................................................................................................................
            250,000  Rogers Cablesystems, Ltd. notes 11s,
                     2015 (Canada)                                                                                 275,000
 ..........................................................................................................................
            230,000  Rogers Cablesystems, Ltd. sr. notes
                     Ser. B, 10s, 2005 (Canada)                                                                    243,800
 ..........................................................................................................................
          1,930,000  Supercanal Holdings SA 144A sr. notes
                     11 1/2s, 2005 (Argentina) (In default) (NON)                                                  289,500
 ..........................................................................................................................
            180,000  TeleWest Communications PLC deb. 11s,
                     2007 (United Kingdom)                                                                         149,400
 ..........................................................................................................................
            200,000  TeleWest Communications PLC deb.
                     9 5/8s, 2006 (United Kingdom)                                                                 166,000
 ..........................................................................................................................
          2,330,000  TeleWest Communications PLC sr. disc.
                     notes stepped-coupon zero % (11 3/8s,
                     2/1/05), 2010 (United Kingdom) (STP)                                                        1,083,450
 ..........................................................................................................................
            840,000  TeleWest Communications PLC
                     structured notes 10 7/8s (Issued by
                     DLJ International Capital) 2005
                     (United Kingdom)                                                                              692,244
 ..........................................................................................................................
          4,280,000  United Pan-Europe NV sr. disc. notes
                     12 1/2s, 2009 (Netherlands)                                                                   941,600
 ..........................................................................................................................
          8,490,000  United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (13 3/4s,
                     2/1/05), 2010 (Netherlands) (STP)                                                           1,867,800
 ..........................................................................................................................
            770,000  United Pan-Europe NV sr. disc. notes
                     stepped-coupon zero % (12 1/2s,
                     8/1/04), 2009 (Netherlands) (STP)                                                             154,000
 ..........................................................................................................................
            100,000  United Pan-Europe NV sr. notes
                     Ser. B, 10 7/8s, 2007 (Netherlands)                                                            36,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                44,335,047
--------------------------------------------------------------------------------------------------------------------------
Chemicals (3.7%)
 ..........................................................................................................................
            530,000  Avecia Group PLC company guaranty
                     11s, 2009 (United Kingdom)                                                                    540,600
 ..........................................................................................................................
          1,680,000  Applied Extrusion Technologies, Inc.
                     144A sr. notes 10 3/4s, 2011                                                                1,701,000
 ..........................................................................................................................
            710,000  CP Kelco bank term loan Ser. C, FRN
                     10.4s, 2008 (acquired 9/29/00, cost
                     $710,000)(Denmark) (RES)                                                                      682,931
 ..........................................................................................................................
            860,000  Geo Specialty Chemicals, Inc. sr.
                     sub. notes 10 1/8s, 2008                                                                      817,000
 ..........................................................................................................................
            580,000  Georgia Gulf Corp. company guaranty
                     10 3/8s, 2007                                                                                 582,900
 ..........................................................................................................................
          2,080,000  Hercules, Inc. 144A company guaranty
                     11 1/8s, 2007                                                                               2,059,200
 ..........................................................................................................................
          1,450,000  Huntsman Corp. 144A sr. sub. notes
                     9.454s, 2007                                                                                  841,000
 ..........................................................................................................................
          2,640,000  Huntsman ICI Chemicals, Inc. company
                     guaranty 10 1/8s, 2009                                                                      2,613,600
 ..........................................................................................................................
          1,460,000  IMC Global, Inc. 144A sr. notes
                     10 7/8s, 2008                                                                               1,440,640
 ..........................................................................................................................
            430,000  ISP Holdings, Inc. sr. notes Ser. B, 9s, 2003                                                 413,875
 ..........................................................................................................................
          4,170,000  Lyondell Petrochemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                        4,159,575
 ..........................................................................................................................
          2,440,000  Lyondell Petrochemical Co. sr. sub.
                     notes 10 7/8s, 2009                                                                         2,403,400
 ..........................................................................................................................
            880,000  Millenium America, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                  880,000
 ..........................................................................................................................
          5,130,000  PCI Chemicals & Pharmaceuticals
                     company guaranty 9 1/4s, 2007
                     (Canada) (In default) (NON)                                                                 2,513,700
 ..........................................................................................................................
            967,500  Pioneer Americas Acquisition bank
                     term loan FRN 8s, 2006 (acquired
                     1/12/00, cost $793,350) (RES)                                                                 319,275
 ..........................................................................................................................
          1,360,000  Pioneer Americas Acquisition company
                     guaranty 9 1/4s, 2007 (In default) (NON)                                                      421,600
 ..........................................................................................................................
            750,000  PMD Group, Inc. 144A sr. sub. notes
                     11s, 2011                                                                                     772,500
 ..........................................................................................................................
            850,000  Polymer Group, Inc. company guaranty
                     Ser. B, 9s, 2007                                                                              323,000
 ..........................................................................................................................
          1,490,000  Polymer Group, Inc. company guaranty
                     Ser. B, 8 3/4s, 2008                                                                          551,300
 ..........................................................................................................................
          2,200,000  Royster-Clark, Inc. 1st mtge. 10 1/4s, 2009                                                 1,749,000
 ..........................................................................................................................
          2,040,000  Sterling Chemicals Holdings sr. disc.
                     notes stepped-coupon zero % (13 1/2s,
                     8/15/01), 2008 (STP)                                                                          102,000
 ..........................................................................................................................
            840,000  Sterling Chemicals, Inc. company
                     guaranty Ser. B, 12 3/8s, 2006                                                                688,800
 ..........................................................................................................................
          1,240,000  Sterling Chemicals, Inc. sr. sub. notes
                     Ser. A, 11 1/4s, 2007                                                                         272,800
 ..........................................................................................................................
            420,000  Texas Petrochemical Corp. sr. sub. notes
                     Ser. B, 11 1/8s, 2006                                                                         373,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,223,496
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.4%)
 ..........................................................................................................................
          2,480,000  Coinmach Corp. sr. notes Ser. D,
                     11 3/4s, 2005                                                                               2,554,400
 ..........................................................................................................................
            380,000  Travel Centers of America notes
                     12 3/4s, 2009                                                                                 387,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,942,000
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (--%)
 ..........................................................................................................................
          1,020,000  Telex Communications, Inc. company
                     guaranty 10 1/2s, 2007                                                                        316,200
--------------------------------------------------------------------------------------------------------------------------
Components (--%)
 ..........................................................................................................................
            280,000  Seagate Technology, Inc. 144A company
                     guaranty 12 1/2s, 2007 (Cayman Islands)                                                       278,600
--------------------------------------------------------------------------------------------------------------------------
Construction (0.4%)
 ..........................................................................................................................
          3,430,000  Better Minerals & Aggregates Co.
                     company guaranty 13s, 2009                                                                  2,932,650
 ..........................................................................................................................
          1,720,000  Morrison Knudsen Corp. 144A sr. notes
                     11s, 2010 (In default) (NON)                                                                  137,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,070,250
--------------------------------------------------------------------------------------------------------------------------
Consumer (1.6%)
 ..........................................................................................................................
          2,320,000  Derby Cycle Corp. (The) sr. notes
                     10s, 2008                                                                                     928,000
 ..........................................................................................................................
          2,510,000  Derby Cycle Corp. (The) sr. notes
                     9 3/8s, 2008                                                                                  412,715
 ..........................................................................................................................
          1,470,000  Home Interiors & Gifts, Inc. company
                     guaranty 10 1/8s, 2008                                                                        808,500
 ..........................................................................................................................
          2,100,000  Jostens, Inc. sr. sub. notes 12 3/4s, 2010                                                  2,110,500
 ..........................................................................................................................
            240,000  Loewen Group International, Inc.
                     company guaranty Ser. 6, 7.2s, 2003
                     (In default) (NON)                                                                            120,000
 ..........................................................................................................................
            220,000  Loewen Group International, Inc. 144A
                     company guaranty Ser. 4, 8 1/4s, 2003
                     (In default) (NON)                                                                            133,100
 ..........................................................................................................................
            230,000  Loewen Group International, Inc.
                     company guaranty Ser. 7, 7.6s, 2008
                     (In default) (NON)                                                                            115,000
 ..........................................................................................................................
            400,000  Loewen Group, Inc. company guaranty
                     Ser. 5, 6.1s, 2002 (In default) (Canada) (NON)                                                170,016
 ..........................................................................................................................
          3,300,000  Samsonite Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               2,755,500
 ..........................................................................................................................
          3,400,000  Sealy Mattress Co. company guaranty
                     stepped-coupon Ser. B, zero %
                     (10 7/8s, 12/15/02), 2007 (STP)                                                             2,813,500
 ..........................................................................................................................
          1,350,000  Stewart Enterprises, Inc. 144A sr. sub.
                     notes 10 3/4s, 2008                                                                         1,390,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,757,331
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.6%)
 ..........................................................................................................................
            370,000  Aames Financial Corp. sr. notes
                     9 1/8s, 2003                                                                                  233,100
 ..........................................................................................................................
            780,000  Conseco Finance Trust III, Inc. bonds
                     8.796s, 2027                                                                                  522,600
 ..........................................................................................................................
          1,385,000  Conseco Financial Corp. sr. sub. notes
                     10 1/4s, 2002                                                                               1,371,150
 ..........................................................................................................................
            310,000  Conseco, Inc. sr. notes 10 3/4s, 2008                                                         306,125
 ..........................................................................................................................
          3,020,000  Delta Financial Corp. company
                     guaranty 9 1/2s, 2004                                                                       1,057,000
 ..........................................................................................................................
            890,000  Nationwide Credit, Inc. sr. notes
                     Ser. A, 10 1/4s, 2008                                                                         267,000
 ..........................................................................................................................
          1,200,000  Outsourcing Solutions, Inc. sr. sub.
                     notes Ser. B, 11s, 2006                                                                     1,002,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,758,975
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
 ..........................................................................................................................
          1,870,000  Albecca, Inc. company guaranty
                     10 3/4s, 2008                                                                               1,860,650
 ..........................................................................................................................
            150,000  Chattem, Inc. company guaranty
                     Ser. B, 8 7/8s, 2008                                                                          138,000
 ..........................................................................................................................
            500,000  Elizabeth Arden, Inc. sec. notes
                     Ser. B, 11 3/4s, 2011                                                                         528,750
 ..........................................................................................................................
          1,470,000  French Fragrances, Inc. company
                     guaranty Ser. D, 10 3/8s, 2007                                                              1,458,975
 ..........................................................................................................................
          2,400,000  Leiner Health Products sr. sub. notes
                     9 5/8s, 2007 (In default) (NON)                                                               189,000
 ..........................................................................................................................
          1,120,000  NBTY, Inc. sr. sub. notes Ser. B, 8 5/8s, 2007                                              1,064,000
 ..........................................................................................................................
          1,090,000  Playtex Products, Inc. 144A company
                     guaranty 9 3/8s, 2011                                                                       1,109,075
 ..........................................................................................................................
            160,000  Revlon Consumer Products sr. notes
                     9s, 2006                                                                                      114,400
 ..........................................................................................................................
          1,630,000  Revlon Consumer Products sr. sub.
                     notes 8 5/8s, 2008                                                                            749,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,212,650
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.1%)
 ..........................................................................................................................
            580,000  United Rentals (North America), Inc.
                     144A company guaranty 10 3/4s, 2008                                                           598,850
--------------------------------------------------------------------------------------------------------------------------
Consumer Staples (--%)
 ..........................................................................................................................
          1,260,000  Doskocil Manufacturing Co. sr. sub.
                     notes 10 1/8s, 2007 (In default) (NON)                                                        151,200
--------------------------------------------------------------------------------------------------------------------------
Containers (1.0%)
 ..........................................................................................................................
          1,730,000  AEP Industries, Inc. sr. sub. notes
                     9 7/8s, 2007                                                                                1,678,100
 ..........................................................................................................................
            850,000  Huntsman Packaging Corp. company
                     guaranty 13s, 2010                                                                            646,000
 ..........................................................................................................................
            520,000  Owens-Illinois, Inc. deb. 7.8s, 2018                                                          332,800
 ..........................................................................................................................
            330,000  Owens-Illinois, Inc. sr. notes 8.1s, 2007                                                     244,200
 ..........................................................................................................................
          1,120,000  Owens-Illinois, Inc. sr. notes 7.35s, 2008                                                    806,400
 ..........................................................................................................................
            590,000  Radnor Holdings, Inc. sr. notes 10s, 2003                                                     477,900
 ..........................................................................................................................
          2,670,000  Tekni-Plex, Inc. company guaranty
                     Ser. B, 12 3/4s, 2010                                                                       2,136,000
 ..........................................................................................................................
            760,000  U.S. Can Corp. company guaranty
                     Ser. B, 12 3/8s, 2010                                                                         763,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,085,200
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.4%)
 ..........................................................................................................................
            450,000  AES Corp. notes 8 3/4s, 2008                                                                  443,250
 ..........................................................................................................................
          2,450,000  AES Corp. sr. notes 8 7/8s, 2011                                                            2,388,750
 ..........................................................................................................................
          1,300,000  CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       1,256,632
 ..........................................................................................................................
            880,000  CMS Energy Corp. sr. notes 8.9s, 2008                                                         878,900
 ..........................................................................................................................
            950,000  CMS Energy Corp. sr. notes Ser. B,
                     6 3/4s, 2004                                                                                  907,250
 ..........................................................................................................................
          2,106,059  Luannan Energy Co. sec. notes 12 1/2s,
                     2002 (Cayman Islands)                                                                       1,053,030
 ..........................................................................................................................
             89,946  Luannan Energy Co. 144A sec. notes
                     12 1/2s, 2002 (Cayman Islands) (PIK)                                                           44,973
 ..........................................................................................................................
            937,195  Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                   968,375
 ..........................................................................................................................
            319,733  Northeast Utilities notes Ser. B,
                     8.38s, 2005                                                                                   334,751
 ..........................................................................................................................
            720,000  Pacific Gas & Electric Co. 144A sr. notes
                     7 3/8s, 2005                                                                                  511,200
 ..........................................................................................................................
          1,690,000  Southern California Edison Co. notes
                     8.95s, 2003                                                                                 1,216,800
 ..........................................................................................................................
            180,000  Southern California Edison Co. notes
                     6 3/8s, 2006                                                                                  126,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,130,811
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..........................................................................................................................
            680,000  Edison International notes 6 7/8s, 2004                                                       561,000
--------------------------------------------------------------------------------------------------------------------------
Energy (1.0%)
 ..........................................................................................................................
            360,000  Compagnie Generale de Geophysique SA
                     sr. notes 10 5/8s, 2007 (France)                                                              376,200
 ..........................................................................................................................
            800,000  Grant Prideco, Inc. 144A sr. notes
                     9 5/8s, 2007                                                                                  824,000
 ..........................................................................................................................
            510,000  Key Energy Services, Inc. 144A sr. notes
                     8 3/8s, 2008                                                                                  513,703
 ..........................................................................................................................
            610,000  Lone Star Technologies, Inc. 144A sr. sub.
                     notes 9s, 2011                                                                                594,750
 ..........................................................................................................................
          1,220,000  Mission Energy Holding 144A sec.
                     notes 13 1/2s, 2008                                                                         1,197,125
 ..........................................................................................................................
          2,260,000  Parker Drilling Corp. company
                     guaranty Ser. D, 9 3/4s, 2006                                                               2,293,900
 ..........................................................................................................................
            120,000  Pride International, Inc. sr. notes 10s, 2009                                                 133,800
 ..........................................................................................................................
          1,430,000  Pride Petroleum Services, Inc. sr. notes
                     9 3/8s, 2007                                                                                1,505,075
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,438,553
--------------------------------------------------------------------------------------------------------------------------
Entertainment (1.2%)
 ..........................................................................................................................
            479,000  AMC Entertainment, Inc. sr. sub. notes
                     9 1/2s, 2011                                                                                  426,310
 ..........................................................................................................................
          1,695,000  Cinemark USA, Inc. sr. sub. notes
                     Ser. B, 8 1/2s, 2008                                                                        1,389,900
 ..........................................................................................................................
          1,410,000  Premier Parks, Inc. sr. notes 9 3/4s, 2007                                                  1,438,200
 ..........................................................................................................................
          1,206,150  Regal Cinemas, Inc. bank term loan
                     FRN 7 3/4s, 2006 (acquired 3/14/01,
                     cost $1,081,012) (RES)                                                                      1,132,273
 ..........................................................................................................................
          1,477,934  Regal Cinemas, Inc. bank term loan
                     Ser. B, FRN 9.22s, 2006 (acquired
                     varoius dates from 3/14/01 to
                     4/17/01, cost $1,325,671) (RES)                                                             1,387,411
 ..........................................................................................................................
              1,000  Regal Cinemas, Inc. sr. sub. notes
                     8 7/8s, 2010 (In default) (NON)                                                                   190
 ..........................................................................................................................
            900,000  Silver Cinemas, Inc. sr. sub. notes
                     10 1/2s, 2005 (In default) (NON)                                                                   90
 ..........................................................................................................................
          2,450,000  Six Flags Corp. sr. notes 8 7/8s, 2006                                                      2,499,000
 ..........................................................................................................................
            250,000  United Artists Theatre sr. sub. notes
                     Ser. B, 10.415s, 2007 (In default) (NON)                                                       10,000
 ..........................................................................................................................
          5,817,000  United Artists Theatre sr. sub. notes
                     Ser. B, 9 3/4s, 2008 (In default) (NON)                                                       232,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,516,054
--------------------------------------------------------------------------------------------------------------------------
Financial (2.3%)
 ..........................................................................................................................
          2,545,000  Advanta Corp. 144A company guaranty
                     Ser. B, 8.99s, 2026                                                                         1,765,594
 ..........................................................................................................................
          1,922,000  AMRESCO, Inc. sr. sub. notes
                     Ser. 98-A, 9 7/8s, 2005                                                                     1,095,540
 ..........................................................................................................................
            190,000  Comdisco, Inc. notes 7 1/4s, 2001                                                             148,200
 ..........................................................................................................................
            260,000  Comdisco, Inc. notes 5.95s, 2002                                                              197,600
 ..........................................................................................................................
            860,000  Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                           576,200
 ..........................................................................................................................
            500,000  Counts Trust 144A sec. notes
                     Ser. 01-6, 9.84s, 2006                                                                        500,000
 ..........................................................................................................................
          1,000,000  Counts Trust 144A sec. notes FRN
                     Ser. 2001-5, 8.82s, 2009                                                                    1,000,000
 ..........................................................................................................................
          1,000,000  Counts Trust 144A Structured Notes
                     Ser. 01-1, 9.71% (Issued by Deutsche
                     Bank AG London) 2006                                                                        1,000,000
 ..........................................................................................................................
          1,700,000  Finova Capital Corp. notes 7 1/4s, 2004
                     (In default) (NON)                                                                          1,591,625
 ..........................................................................................................................
            510,000  Finova Capital Corp. notes 6 1/4s, 2002
                     (In default) (NON)                                                                            477,488
 ..........................................................................................................................
            330,000  Finova Capital Corp. notes 6 1/8s, 2004
                     (In default) (NON)                                                                            308,963
 ..........................................................................................................................
          1,070,000  Finova Capital Corp. sr. notes 7 5/8s,
                     2009 (In default) (NON)                                                                     1,001,788
 ..........................................................................................................................
            490,000  Finova Capital Corp. sr. notes 6 3/4s,
                     2009 (In default) (NON)                                                                       458,763
 ..........................................................................................................................
          1,080,000  Imperial Credit Capital Trust I 144A
                     company guaranty 10 1/4s, 2002                                                                648,000
 ..........................................................................................................................
            780,000  Ocwen Capital Trust I company
                     guaranty 10 7/8s, 2027                                                                        616,200
 ..........................................................................................................................
            700,000  Ocwen Federal Bank sub. deb. 12s, 2005                                                        672,000
 ..........................................................................................................................
            670,000  Ocwen Financial Corp. notes
                     11 7/8s, 2003                                                                                 639,850
 ..........................................................................................................................
          1,055,000  Reliance Group Holdings, Inc. sr. notes
                     9s, 2001 (In default) (NON)                                                                    52,750
 ..........................................................................................................................
          2,430,000  Resource America, Inc. 144A sr. notes
                     12s, 2004                                                                                   2,332,800
 ..........................................................................................................................
          1,240,000  Superior Financial 144A sr. notes
                     8.65s, 2003                                                                                 1,247,196
 ..........................................................................................................................
            680,000  Willis Corron Corp. 144A sr. sub. notes
                     9s, 2009                                                                                      691,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,022,457
--------------------------------------------------------------------------------------------------------------------------
Food (1.6%)
 ..........................................................................................................................
          1,420,000  Archibald Candy Corp. company
                     guaranty 10 1/4s, 2004                                                                        951,400
 ..........................................................................................................................
            830,000  Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                          728,325
 ..........................................................................................................................
          1,865,000  Aurora Foods, Inc. 144A sr. sub.
                     notes Ser. D, 9 7/8s, 2007                                                                  1,636,538
 ..........................................................................................................................
            790,000  Chiquita Brands International, Inc.
                     sr. notes 10 1/4s, 2006 (In default) (NON)                                                    533,250
 ..........................................................................................................................
          1,310,000  Del Monte Corp. 144A sr. sub. notes
                     9 1/4s, 2011                                                                                1,323,100
 ..........................................................................................................................
          1,915,000  Doane Pet Care Co. sr. sub. deb.
                     9 3/4s, 2007                                                                                1,340,500
 ..........................................................................................................................
          1,485,000  Eagle Family Foods company guaranty
                     Ser. B, 8 3/4s, 2008                                                                          872,438
 ..........................................................................................................................
          1,560,000  Premier International Foods PLC
                     sr. notes 12s, 2009 (United Kingdom)                                                        1,622,400
 ..........................................................................................................................
          1,600,000  RAB Enterprises, Inc. company
                     guaranty 10 1/2s, 2005                                                                      1,056,000
 ..........................................................................................................................
          1,940,000  RAB Holdings, Inc. sr. notes 13s, 2008                                                      1,164,000
 ..........................................................................................................................
          2,655,000  Vlasic Foods Intl., Inc. sr. sub. notes
                     Ser. B, 10 1/4s, 2009 (In default) (NON)                                                      796,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,024,451
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (6.2%)
 ..........................................................................................................................
            730,000  Ameristar Casinos, Inc. company
                     guaranty 10 3/4s, 2009                                                                        755,550
 ..........................................................................................................................
            890,000  Aladdin Gaming Holdings, LLC sr.
                     disc. notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/1/03), 2010 (STP)                                                          231,400
 ..........................................................................................................................
            560,000  Anchor Gaming company guaranty
                     9 7/8s, 2008                                                                                  593,600
 ..........................................................................................................................
          1,290,000  Argosy Gaming Co. 144A sr. sub. notes
                     10 3/4s, 2009                                                                               1,388,363
 ..........................................................................................................................
            320,000  Autotote Corp. bank term loan Ser. A,
                     FRN 7.585s, 2007 (acquired 6/6/01,
                     cost $308,800) (RES)                                                                          310,400
 ..........................................................................................................................
          1,593,647  Autotote Corp. bank term loan FRN
                     8.28s, 2007 (acquired 10/13/00,
                     cost $1,589,663) (RES)                                                                      1,561,774
 ..........................................................................................................................
            840,000  Autotote Corp. company guaranty
                     Ser. B, 12 1/2s, 2010                                                                         835,800
 ..........................................................................................................................
          4,296,245  Fitzgeralds Gaming Corp. company
                     guaranty Ser. B, 12 1/4s, 2004
                     (In default) (NON)                                                                          2,577,747
 ..........................................................................................................................
            530,000  Harrah's Entertainment, Inc. company
                     guaranty 7 7/8s, 2005                                                                         537,950
 ..........................................................................................................................
          1,140,000  Harrah's Operating Co., Inc. company
                     guaranty 8s, 2011                                                                           1,162,841
 ..........................................................................................................................
          1,220,000  Hollywood Casino Corp. company
                     guaranty 11 1/4s, 2007                                                                      1,305,400
 ..........................................................................................................................
          1,380,000  Hollywood Park, Inc. company guaranty
                     Ser. B, 9 1/4s, 2007                                                                        1,269,600
 ..........................................................................................................................
          1,470,000  Horseshoe Gaming Holdings company
                     guaranty 8 5/8s, 2009                                                                       1,481,025
 ..........................................................................................................................
          1,790,000  International Game Technology sr. notes
                     8 3/8s, 2009                                                                                1,825,800
 ..........................................................................................................................
          2,500,000  Isle of Capri Black Hawk, LLC 1st mtge.
                     Ser. B, 13s, 2004                                                                           2,725,000
 ..........................................................................................................................
            820,000  Isle of Capri Black Hawk, LLC company
                     guaranty 8 3/4s, 2009                                                                         744,150
 ..........................................................................................................................
          1,820,000  Mandalay Resort Group sr. sub. notes
                     Ser. B, 10 1/4s, 2007                                                                       1,892,800
 ..........................................................................................................................
          3,040,000  MGM Mirage company guaranty
                     8 3/8s, 2011                                                                                3,047,600
 ..........................................................................................................................
            530,000  Mohegan Tribal Gaming sr. notes
                     8 1/8s, 2006                                                                                  535,300
 ..........................................................................................................................
          1,720,000  Mohegan Tribal Gaming sr. sub. notes
                     8 3/4s, 2009                                                                                1,754,400
 ..........................................................................................................................
          2,040,000  Park Place Entertainment Corp. sr. sub.
                     notes 8 7/8s, 2008                                                                          2,101,200
 ..........................................................................................................................
            400,000  Park Place Entertainment Corp. sr. sub.
                     notes 7 7/8s, 2005                                                                            401,000
 ..........................................................................................................................
          1,200,000  Penn National Gaming, Inc. 144A sr. sub.
                     notes 11 1/8s, 2008                                                                         1,242,000
 ..........................................................................................................................
          2,180,000  Pennisula Gaming, LLC bank term loan
                     FRN 12 1/4s, 2006 (acquired 1/20/00,
                     cost $2,059,261) (RES)                                                                      2,141,850
 ..........................................................................................................................
            790,000  Riviera Black Hawk, Inc. 1st mtge.
                     13s, 2005                                                                                     790,000
 ..........................................................................................................................
            120,000  Station Casinos, Inc. sr. notes 8 3/8s, 2008                                                  120,600
 ..........................................................................................................................
          1,440,000  Station Casinos, Inc. sr. sub. notes
                     9 7/8s, 2010                                                                                1,501,200
 ..........................................................................................................................
            740,000  Station Casinos, Inc. 144A sr. notes
                     8 3/8s, 2008                                                                                  743,700
 ..........................................................................................................................
          3,240,000  Trump A.C. 1st mtge. 11 1/4s, 2006                                                          2,170,800
 ..........................................................................................................................
          2,670,000  Trump Castle Funding, Inc. sr. sub.
                     notes 11 3/4s, 2003                                                                         2,242,800
 ..........................................................................................................................
          4,280,000  Trump Castle Funding, Inc. sub. notes
                     10 1/4s, 2003                                                                               4,333,500
 ..........................................................................................................................
          1,370,000  Venetian Casino, Inc. company guaranty
                     12 1/4s, 2004                                                                               1,465,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,791,050
--------------------------------------------------------------------------------------------------------------------------
Health Care (3.2%)
 ..........................................................................................................................
          1,345,000  ALARIS Medical Systems, Inc. company
                     guaranty 9 3/4s, 2006                                                                         995,300
 ..........................................................................................................................
            730,000  Beverly Enterprises, Inc. 144A sr. notes
                     9 5/8s, 2009                                                                                  746,425
 ..........................................................................................................................
            730,000  Bio-Rad Labs Corp. sr. sub. notes
                     11 5/8s, 2007                                                                                 788,400
 ..........................................................................................................................
            560,000  Conmed Corp. company guaranty
                     9s, 2008                                                                                      548,800
 ..........................................................................................................................
          1,540,000  HCA, Inc. deb. 7.19s, 2015                                                                  1,378,300
 ..........................................................................................................................
            370,000  HCA, Inc med. term notes 6.63s, 2045                                                          368,520
 ..........................................................................................................................
          2,720,000  HCA, Inc. notes 8 3/4s, 2010                                                                2,896,800
 ..........................................................................................................................
            670,000  HCA, Inc. notes 8.36s, 2024                                                                   649,900
 ..........................................................................................................................
            200,000  HCA, Inc. notes 7s, 2007                                                                      192,000
 ..........................................................................................................................
            520,000  HCA, Inc. sr. notes 7 7/8s, 2011                                                              524,550
 ..........................................................................................................................
          1,705,000  Kinetic Concepts, Inc. company
                     guaranty Ser. B, 9 5/8s, 2007                                                               1,551,550
 ..........................................................................................................................
          1,410,000  Lifepoint Hospital Holdings company
                     guaranty Ser. B, 10 3/4s, 2009                                                              1,536,900
 ..........................................................................................................................
          1,860,000  Magellan Health Services, Inc. sr.s ub.
                     notes 9s, 2008                                                                              1,753,050
 ..........................................................................................................................
            940,000  Magellan Health Services, Inc. 144A
                     sr. notes 9 3/8s, 2007                                                                        956,450
 ..........................................................................................................................
          1,830,000  Mediq, Inc. company guaranty 11s, 2008
                     (In default) (NON)                                                                             18,300
 ..........................................................................................................................
          1,850,000  Mediq, Inc. deb. stepped-coupon zero %
                     (13s, 6/1/03), 2009 (In default) (NON) (STP)                                                      185
 ..........................................................................................................................
          2,440,000  Paracelsus Healthcare sr. sub. notes
                     10s, 2006 (In default) (NON)                                                                  805,200
 ..........................................................................................................................
            620,000  Tenet Healthcare Corp. sr. notes
                     8 5/8s, 2003                                                                                  643,250
 ..........................................................................................................................
          2,271,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 8 1/8s, 2008                                                                        2,341,969
 ..........................................................................................................................
            490,000  Tenet Healthcare Corp. sr. notes
                     Ser. B, 7 5/8s, 2008                                                                          497,963
 ..........................................................................................................................
          1,530,000  Triad Hospitals Holdings company
                     guaranty Ser. B, 11s, 2009                                                                  1,652,400
 ..........................................................................................................................
          2,340,000  Triad Hospitals, Inc. 144A sr. notes
                     8 3/4s, 2009                                                                                2,380,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,227,162
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (1.9%)
 ..........................................................................................................................
          1,090,000  Beazer Homes USA, Inc. company
                     guaranty 8 5/8s, 2011                                                                       1,095,450
 ..........................................................................................................................
          1,430,000  D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    1,372,800
 ..........................................................................................................................
            330,000  Del Webb Corp. sr. sub. deb. 10 1/4s, 2010                                                    346,500
 ..........................................................................................................................
          1,130,000  Del Webb Corp. sr. sub. deb. 9 3/8s, 2009                                                   1,132,825
 ..........................................................................................................................
            490,000  Del Webb Corp. sr. sub. debs 9 3/4s, 2008                                                     494,900
 ..........................................................................................................................
          1,360,000  K. Hovnanian Enterprises, Inc.
                     company guaranty 10 1/2s, 2007                                                              1,400,800
 ..........................................................................................................................
          1,830,000  KB Home sr. sub. notes 9 1/2s, 2011                                                         1,839,150
 ..........................................................................................................................
            300,000  Lennar Corp. company guaranty Ser. B,
                     9.95s, 2010                                                                                   328,500
 ..........................................................................................................................
          1,170,000  Lennar Corp. sr. notes 7 5/8s, 2009                                                         1,140,750
 ..........................................................................................................................
            160,000  M.D.C. Holdings, Inc. sr. notes 8 3/8s, 2008                                                  161,200
 ..........................................................................................................................
          1,660,000  Ryland Group, Inc. sr. notes 9 3/4s, 2010                                                   1,751,300
 ..........................................................................................................................
          1,260,000  Standard Pacific Corp. sr. notes
                     9 1/2s, 2010                                                                                1,266,300
 ..........................................................................................................................
          1,050,000  Toll Corp. company guaranty 8 1/8s, 2009                                                    1,031,625
 ..........................................................................................................................
            410,000  Toll Corp. sr. sub. notes 8 1/4s, 2011                                                        397,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,759,800
--------------------------------------------------------------------------------------------------------------------------
Industrial (0.5%)
 ..........................................................................................................................
          1,110,000  BRL Universal Equipment sec. notes
                     8 7/8s, 2008                                                                                1,143,300
 ..........................................................................................................................
          2,497,500  Mascotech, Inc. bank term loan
                     Ser. B, FRN 8 7/8s, 2008 (acquired
                     11/28/00, cost $2,497,500) (RES)                                                            2,289,376
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,432,676
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.6%)
 ..........................................................................................................................
            840,000  Felcor Lodging company guaranty
                     9 1/2s, 2008                                                                                  853,339
 ..........................................................................................................................
          1,110,000  Felcor Lodging 144A sr. notes 8 1/2s, 2011                                                  1,060,050
 ..........................................................................................................................
          5,100,000  HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        4,794,000
 ..........................................................................................................................
            660,000  Host Marriott L.P. company guaranty
                     Ser. G, 9 1/4s, 2007                                                                          660,000
 ..........................................................................................................................
            620,000  Host Marriott L.P. sr. notes Ser. E,
                     8 3/8s, 2006                                                                                  606,050
 ..........................................................................................................................
          1,330,000  ITT Corp. notes 6 3/4s, 2005                                                                1,295,141
 ..........................................................................................................................
            290,000  John Q. Hammons Hotels, Inc. 1st mtge.
                     8 7/8s, 2004                                                                                  287,100
 ..........................................................................................................................
          1,910,000  Meristar Hospitality Corp. 144A sr.
                     notes 9 1/8s, 2011                                                                          1,924,325
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,480,005
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ..........................................................................................................................
            740,000  Terex Corp. company guaranty
                     8 7/8s, 2008                                                                                  708,550
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (1.2%)
 ..........................................................................................................................
          3,880,000  Blount, Inc. company guaranty 13s, 2009                                                     2,328,000
 ..........................................................................................................................
          2,490,000  Flowserve Corp. company guaranty
                     12 1/4s, 2010                                                                               2,664,300
 ..........................................................................................................................
          1,880,000  Insilco Holding Co. sr. disc. notes stepped-
                     coupon zero % (14s, 8/15/03), 2008 (STP)                                                      564,000
 ..........................................................................................................................
          2,325,000  Motors and Gears, Inc. sr. notes
                     Ser. D, 10 3/4s, 2006                                                                       2,319,188
 ..........................................................................................................................
          1,410,000  Roller Bearing Co. company guaranty
                     Ser. B, 9 5/8s, 2007                                                                        1,283,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,158,588
--------------------------------------------------------------------------------------------------------------------------
Media (0.2%)
 ..........................................................................................................................
          1,050,000  Quebecor Media, Inc. 144A sr. disc.
                     notes stepped-coupon zero % (13 3/4s,
                     7/15/06), 2011 (Canada) (STP)                                                                 546,000
 ..........................................................................................................................
          1,050,000  Quebecor Media, Inc. 144A sr. notes
                     11 1/8s, 2011 (Canada)                                                                      1,039,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,585,500
--------------------------------------------------------------------------------------------------------------------------
Medical Services (0.9%)
 ..........................................................................................................................
            240,000  Genesis Health Ventures, Inc. bank
                     term loan FRN 6.751s , 2004 (acquired
                     6/8/01, cost $166,200) (RES)                                                                  163,200
 ..........................................................................................................................
          1,920,000  Healthsouth Corp. sr. sub. notes
                     10 3/4s, 2008                                                                               2,068,800
 ..........................................................................................................................
          1,980,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/2s, 2007 (In default) (NON)                                                  12,375
 ..........................................................................................................................
          1,190,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                   7,438
 ..........................................................................................................................
          6,090,000  Mariner Post-Acute Network, Inc. sr. sub.
                     notes stepped-coupon Ser. B, zero %
                     (10 1/2s, 11/1/02), 2007 (In default) (NON) (STP)                                              51,765
 ..........................................................................................................................
            140,000  Multicare Cos., Inc. bank term loan
                     Ser. B, FRN 6.751s, 2004 (acquired
                     6/8/01, cost $96,950) (RES)                                                                   102,200
 ..........................................................................................................................
          5,470,000  Multicare Cos., Inc. sr. sub. notes 9s, 2007
                     (In default) (NON)                                                                            218,800
 ..........................................................................................................................
          1,090,000  Omnicare, Inc. 144A sr. sub. notes
                     8 1/8s, 2011                                                                                1,122,700
 ..........................................................................................................................
            400,000  Service Corp. International debs.
                     7 7/8s, 2013                                                                                  314,000
 ..........................................................................................................................
            270,000  Service Corp. International notes
                     7.7s, 2009                                                                                    224,775
 ..........................................................................................................................
          2,480,000  Service Corp. International notes 6s, 2005                                                  2,046,000
 ..........................................................................................................................
          4,335,000  Sun Healthcare Group, Inc. sr. sub.
                     notes Ser. B, 9 1/2s, 2007 (In default) (NON)                                                     434
 ..........................................................................................................................
          2,200,000  Sun Healthcare Group, Inc. 144A sr.
                     sub. notes 9 3/8s, 2008 (In default) (NON)                                                        220
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,332,707
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.1%)
 ..........................................................................................................................
            960,000  Hanger Orthopedic Group, Inc. sr. sub.
                     notes 11 1/4s, 2009                                                                           422,400
--------------------------------------------------------------------------------------------------------------------------
Metals (1.2%)
 ..........................................................................................................................
            600,000  AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                  579,000
 ..........................................................................................................................
          1,259,140  Anker Coal Group, Inc. company
                     guaranty Ser. B, 14 1/4s, 2007 (PIK)                                                          541,430
 ..........................................................................................................................
          1,000,000  Armco, Inc. sr. notes 9s, 2007                                                                975,000
 ..........................................................................................................................
            900,000  Armco, Inc. sr. notes 8 7/8s, 2008                                                            873,000
 ..........................................................................................................................
            460,000  Centaur Mining & Exploration company
                     guaranty 11s, 2007 (Australia)                                                                 55,200
 ..........................................................................................................................
             60,000  Kaiser Aluminum & Chemical Corp.
                     sr. notes 9 7/8s, 2002                                                                         59,400
 ..........................................................................................................................
             80,000  Kaiser Aluminum & Chemical Corp.
                     sr. notes Ser. B, 10 7/8s, 2006                                                                76,400
 ..........................................................................................................................
          3,225,000  Kaiser Aluminum & Chemical Corp.
                     sr. sub. notes 12 3/4s, 2003                                                                2,918,625
 ..........................................................................................................................
          2,430,000  LTV Corp. (The) company guaranty
                     11 3/4s, 2009 (In default) (NON)                                                              133,650
 ..........................................................................................................................
          1,640,000  LTV Corp. (The) 144A company guaranty
                     8.2s, 2007 (In default) (NON)                                                                 106,600
 ..........................................................................................................................
            850,000  National Steel Corp. 1st mtge. Ser. D,
                     9 7/8s, 2009                                                                                  314,500
 ..........................................................................................................................
            704,000  Oregon Steel Mills 1st mtge. 11s, 2003                                                        661,760
 ..........................................................................................................................
            177,000  P & L Coal Holdings Corp. company
                     guaranty Ser. B, 9 5/8s, 2008                                                                 188,063
 ..........................................................................................................................
          1,520,000  WCI Steel, Inc. sr. notes Ser. B, 10s, 2004                                                 1,056,400
 ..........................................................................................................................
            160,000  Weirton Steel Co. 144A sr. notes
                     10 3/4s, 2005                                                                                  56,000
 ..........................................................................................................................
          1,500,000  Wheeling-Pittsburgh Steel Corp.
                     sr. notes 9 1/4s, 2007 (In default) (NON)                                                      41,250
 ..........................................................................................................................
            820,000  WHX Corp. sr. notes 10 1/2s, 2005                                                             385,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,021,678
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (4.3%)
 ..........................................................................................................................
          1,740,000  Belco Oil & Gas Corp. sr. sub. notes
                     Ser. B, 8 7/8s, 2007                                                                        1,792,200
 ..........................................................................................................................
          3,840,000  Chesapeake Energy Corp. 144A
                     sr. notes 8 1/8s, 2011                                                                      3,595,200
 ..........................................................................................................................
          1,240,000  Coda Energy, Inc. company guaranty
                     Ser. B, 10 1/2s, 2006                                                                       1,271,000
 ..........................................................................................................................
            740,000  El Paso Energy Partners L.P. 144A
                     company guaranty 8 1/2s, 2011                                                                 743,700
 ..........................................................................................................................
            570,000  Forest Oil Corp. company guaranty
                     10 1/2s, 2006                                                                                 604,200
 ..........................................................................................................................
            700,000  Forest Oil Corp. 144A sr. notes 8s, 2008                                                      682,500
 ..........................................................................................................................
            110,000  Giant Industries Corp. company
                     guaranty 9s, 2007                                                                             106,700
 ..........................................................................................................................
            240,000  Gulf Canada Resources, Ltd. sr. sub.
                     notes 9 5/8s, 2005 (Canada)                                                                   246,900
 ..........................................................................................................................
          1,630,000  HS Resources, Inc. sr. sub. notes
                     Ser. B, 9 1/4s, 2006                                                                        1,707,425
 ..........................................................................................................................
          1,235,000  Leviathan Gas Corp. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                       1,333,800
 ..........................................................................................................................
          1,650,000  Newfield Exploration Co. sr. notes
                     7 5/8s, 2011                                                                                1,664,438
 ..........................................................................................................................
          2,150,000  Nuevo Energy Co. sr. sub. notes Ser. B,
                     9 1/2s, 2008                                                                                2,150,000
 ..........................................................................................................................
          1,090,000  Nuevo Energy Co. sr. sub. notes Ser. B,
                     9 3/8s, 2010                                                                                1,090,000
 ..........................................................................................................................
          2,187,000  Ocean Energy, Inc. company guaranty
                     Ser. B, 8 3/8s, 2008                                                                        2,278,220
 ..........................................................................................................................
            770,000  Parker & Parsley, Co. sr. notes 8 1/4s, 2007                                                  784,831
 ..........................................................................................................................
          1,770,000  Pioneer Natural Resources Co. company
                     guaranty 9 5/8s, 2010                                                                       1,973,550
 ..........................................................................................................................
            570,000  Pogo Producing Co. sr. sub. notes Ser. B,
                     8 1/4s, 2011                                                                                  570,000
 ..........................................................................................................................
            250,000  Port Arthur Finance Corp. company
                     guaranty 12 1/2s, 2009                                                                        257,500
 ..........................................................................................................................
            630,000  Seven Seas Petroleum sr. notes Ser. B,
                     12 1/2s, 2005                                                                                 252,000
 ..........................................................................................................................
          1,260,000  Snyder Oil Corp. sr. sub. notes 8 3/4s, 2007                                                1,338,977
 ..........................................................................................................................
          2,280,000  Stone Energy Corp. company guaranty
                     8 3/4s, 2007                                                                                2,325,600
 ..........................................................................................................................
            100,000  Triton Energy, Ltd. sr. notes 9 1/4s, 2005                                                    102,500
 ..........................................................................................................................
          1,500,000  Triton Energy, Ltd. sr. notes 8 7/8s, 2007
                     (Cayman Islands)                                                                            1,537,500
 ..........................................................................................................................
          2,130,000  Vintage Petroleum, Inc. sr. sub. notes
                     9 3/4s, 2009                                                                                2,300,400
 ..........................................................................................................................
            760,000  Vintage Petroleum, Inc. 144A sr. sub.
                     notes 7 7/8s, 2011                                                                            741,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                31,450,141
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (3.6%)
 ..........................................................................................................................
            360,000  Abitibi-Consolidated Inc. deb. 8.85s,
                     2030 (Canada)                                                                                 372,748
 ..........................................................................................................................
          1,719,749  Alabama River Newsprint bank term
                     loan FRN 7.204s, 2002 (acquired
                     various dates from 4/14/98 to
                     4/30/98, cost $1,531,355) (RES)                                                             1,616,564
 ..........................................................................................................................
          2,865,000  APP China Group, Ltd. 144A sr. disc.
                     notes 14s, 2010 (Bermuda) (In default) (NON)                                                  171,900
 ..........................................................................................................................
          3,335,000  APP Finance II Mauritius, Ltd. bonds
                     stepped-coupon zero % (12s, 2/15/04),
                     2049 (Indonesia) (In default) (NON) (STP)                                                     100,050
 ..........................................................................................................................
          1,635,000  Doman Industries, Ltd. sr. notes
                     8 3/4s, 2004 (Canada)                                                                         981,000
 ..........................................................................................................................
            860,000  Fibermark, Inc. 144A sr. notes
                     10 3/4s, 2011                                                                                 877,200
 ..........................................................................................................................
          2,010,000  Four M Corp. sr. notes Ser. B, 12s, 2006                                                    1,969,800
 ..........................................................................................................................
            420,000  Gaylord Container Corp. sr. notes
                     Ser. B, 9 3/4s, 2007                                                                          264,600
 ..........................................................................................................................
          1,005,000  Gaylord Container Corp. sr. notes
                     Ser. B, 9 3/8s, 2007                                                                          643,200
 ..........................................................................................................................
          1,365,000  Gaylord Container Corp. sr. sub. notes
                     9 7/8s, 2008                                                                                  395,850
 ..........................................................................................................................
            470,000  Georgia-Pacific Corp. notes 8 1/8s, 2011                                                      470,794
 ..........................................................................................................................
            320,000  Indah Kiat Financial Mauritius, Ltd.
                     company guaranty 10s, 2007
                     (Indonesia) (In default) (NON)                                                                 60,800
 ..........................................................................................................................
          1,000,000  Jefferson Smurfit bank term loan FRN
                     6.336s, 2007 (acquired 4/30/01,
                     cost $998,500) (RES)                                                                        1,000,156
 ..........................................................................................................................
          1,700,000  Pacifica Papers, Inc. sr. notes 10s,
                     2009 (Canada)                                                                               1,802,000
 ..........................................................................................................................
          2,150,000  Pindo Deli Finance Mauritius, Ltd.
                     company guaranty 10 3/4s, 2007
                     (Indonesia) (In default) (NON)                                                                333,250
 ..........................................................................................................................
          1,040,000  Potlatch Corp. 144A sr. sub. notes
                     10s, 2011                                                                                   1,047,800
 ..........................................................................................................................
          2,640,000  Riverwood International Corp. company
                     guaranty 10 7/8s, 2008                                                                      2,547,600
 ..........................................................................................................................
          1,200,000  Riverwood International Corp. company
                     guaranty 10 5/8s, 2007                                                                      1,236,000
 ..........................................................................................................................
            400,000  Riverwood International Corp. company
                     guaranty 10 1/4s, 2006                                                                        406,000
 ..........................................................................................................................
            997,827  Stone Container Corp. bank term loan
                     FRN Ser. G, 8 1/2s, 2006 (acquired
                     from 7/17/00, cost $997,827) (RES)                                                            998,326
 ..........................................................................................................................
            100,000  Stone Container Corp. 144A company
                     guaranty 11 1/2s, 2006 (Canada)                                                               104,250
 ..........................................................................................................................
          1,150,000  Stone Container Corp. sr. notes
                     12.58s, 2016                                                                                1,196,000
 ..........................................................................................................................
          3,980,000  Stone Container Corp. 144A sr. notes
                     9 3/4s, 2011                                                                                4,119,300
 ..........................................................................................................................
          1,460,000  Stone Container Corp. 144A sr. notes
                     9 1/4s, 2008                                                                                1,511,100
 ..........................................................................................................................
             65,000  Tembec Industries, Inc. company
                     guaranty 8 5/8s, 2009 (Canada)                                                                 66,300
 ..........................................................................................................................
          1,780,000  Tembec Industries, Inc. company
                     guaranty 8 1/2s, 2011 (Canada)                                                              1,806,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,099,288
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.7%)
 ..........................................................................................................................
          2,620,000  ICN Pharmaceuticals, Inc. sr. notes
                     Ser. B, 9 1/4s, 2005                                                                        2,685,500
 ..........................................................................................................................
          1,890,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                1,927,800
 ..........................................................................................................................
            130,000  ICN Pharmaceuticals, Inc. 144A sr. notes
                     8 3/4s, 2008                                                                                  132,600
 ..........................................................................................................................
            650,000  PharMerica, Inc company guaranty
                     8 3/8s, 2008                                                                                  630,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,376,400
--------------------------------------------------------------------------------------------------------------------------
Power Producers (2.1%)
 ..........................................................................................................................
          2,580,000  AES Corp. sr. notes 9 3/8s, 2010                                                            2,591,997
 ..........................................................................................................................
          1,270,000  Calpine Canada Energy Finance company
                     guaranty 8 1/2s, 2008 (Canada)                                                              1,219,120
 ..........................................................................................................................
            800,000  Calpine Corp. sr. notes 10 1/2s, 2006                                                         832,000
 ..........................................................................................................................
            350,000  Calpine Corp. sr. notes 8 3/4s, 2007                                                          346,861
 ..........................................................................................................................
          1,720,000  Calpine Corp. sr. notes 8 1/2s, 2011                                                        1,651,922
 ..........................................................................................................................
            570,000  Calpine Corp. sr. notes 7 7/8s, 2008                                                          527,818
 ..........................................................................................................................
             50,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                           46,482
 ..........................................................................................................................
          2,845,000  Midland Funding II Corp. deb. Ser. A,
                     11 3/4s, 2005                                                                               3,081,391
 ..........................................................................................................................
            190,000  Midland Funding II Corp. deb. Ser. B,
                     13 1/4s, 2006                                                                                 220,033
 ..........................................................................................................................
          1,490,000  Tiverton/Rumford Power Associates, Ltd.
                     144A pass-through certificates 9s, 2018                                                     1,467,099
 ..........................................................................................................................
          3,636,000  York Power Funding 144A notes 12s,
                     2007 (Cayman Islands)                                                                       3,708,720
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,693,443
--------------------------------------------------------------------------------------------------------------------------
Publishing (1.4%)
 ..........................................................................................................................
          3,135,000  Affinity Group Holdings sr. notes
                     11s, 2007                                                                                   2,351,250
 ..........................................................................................................................
            791,179  Big Flower Holdings bank term loan
                     FRN 9 1/4s, 2010 (acquired 3/9/00,
                     cost $787,222) (RES)                                                                          728,873
 ..........................................................................................................................
          2,210,000  CanWest Media, Inc. 144A sr. sub.
                     notes 10 5/8s, 2011 (Canada)                                                                2,237,625
 ..........................................................................................................................
            880,000  Garden State Newspapers, Inc. sr. sub.
                     notes 8 5/8s, 2011                                                                            836,000
 ..........................................................................................................................
            470,000  Garden State Newspapers, Inc. sr. sub.
                     notes Ser. B, 8 3/4s, 2009                                                                    455,900
 ..........................................................................................................................
            760,000  Hollinger International Publishing, Inc.
                     company guaranty 9 1/4s, 2007                                                                 767,600
 ..........................................................................................................................
          1,070,000  PRIMEDIA, Inc. company guaranty
                     7 5/8s, 2008                                                                                  973,700
 ..........................................................................................................................
            270,000  PRIMEDIA, Inc. company guaranty
                     Ser. B, 8 1/2s, 2006                                                                          257,850
 ..........................................................................................................................
          1,820,000  PRIMEDIA, Inc. 144A sr. notes
                     8 7/8s, 2011                                                                                1,692,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,301,398
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.6%)
 ..........................................................................................................................
          1,770,000  Kansas City Southern Railway company
                     guaranty 9 1/2s, 2008                                                                       1,871,775
 ..........................................................................................................................
          1,770,000  Railamerica Transportation Corp.
                     company guaranty 12 7/8s, 2010                                                              1,823,100
 ..........................................................................................................................
          1,040,000  Transportation Manufacturing
                     Operations, Inc. company guaranty
                     11 1/4s, 2009                                                                                 426,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,121,275
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (--%)
 ..........................................................................................................................
            340,000  Alaska Communications Systems Corp.
                     company guaranty 9 3/8s, 2009                                                                 278,800
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.8%)
 ..........................................................................................................................
            360,000  Domino's, Inc. company guaranty
                     Ser. B, 10 3/8s, 2009                                                                         367,200
 ..........................................................................................................................
          1,690,000  FRD Acquisition Co. sr. notes Ser. B,
                     12 1/2s, 2004                                                                                 405,600
 ..........................................................................................................................
          1,630,000  Sbarro, Inc. company guaranty 11s, 2009                                                     1,711,500
 ..........................................................................................................................
          2,550,000  Tricon Global Restaurants, Inc. sr. notes
                     8 7/8s, 2011                                                                                2,607,375
 ..........................................................................................................................
            610,000  Tricon Global Restaurants, Inc. sr. notes
                     7.65s, 2008                                                                                   596,275
 ..........................................................................................................................
            530,000  Tricon Global Restaurants, Inc. sr. notes
                     7.45s, 2005                                                                                   522,050
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,210,000
--------------------------------------------------------------------------------------------------------------------------
Retail (1.8%)
 ..........................................................................................................................
          3,190,000  Amazon.com, Inc. sr. sub. notes stepped-
                     coupon zero % (10s, 5/1/03), 2008 (STP)                                                     2,121,350
 ..........................................................................................................................
            670,000  Fleming Cos., Inc. company guaranty
                     Ser. B, 10 1/2s, 2004                                                                         683,400
 ..........................................................................................................................
          1,470,000  Fleming Cos., Inc. 144A sr. notes
                     10 1/8s, 2008                                                                               1,503,075
 ..........................................................................................................................
            520,000  Great Atlantic & Pacific Tea Co.
                     notes 7 3/4s, 2007                                                                            416,000
 ..........................................................................................................................
            520,000  Great Atlantic & Pacific Tea Co.
                     sr. notes 7.7s, 2004                                                                          462,800
 ..........................................................................................................................
             70,000  Iron Age Holdings Corp. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/8s, 5/1/03), 2009 (STP)                                                                   7,000
 ..........................................................................................................................
            140,000  K mart Corp. 144A notes 9 7/8s, 2008                                                          137,550
 ..........................................................................................................................
            600,000  K mart Corp. notes 9 3/8s, 2006                                                               585,000
 ..........................................................................................................................
          2,500,000  K mart Corp. pass-through certificates
                     Ser. 95K4, 9.35s, 2020                                                                      2,137,500
 ..........................................................................................................................
            655,000  Mothers Work, Inc. sr. notes 12 5/8s, 2005                                                    576,400
 ..........................................................................................................................
             60,000  Rite Aid Corp. notes 7 1/8s, 2007                                                              49,500
 ..........................................................................................................................
          4,600,000  Saks, Inc. company guaranty 8 1/4s, 2008                                                    4,301,000
 ..........................................................................................................................
            110,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                      98,450
 ..........................................................................................................................
            290,000  Southland Corp. sr. sub. deb. 5s, 2003                                                        271,478
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,350,503
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.2%)
 ..........................................................................................................................
             40,000  ChipPac Intl., Ltd. company guaranty
                     Ser. B, 12 3/4s, 2009                                                                          38,400
 ..........................................................................................................................
            540,000  Fairchild Semiconductor Corp. sr. sub.
                     notes 10 1/2s, 2009                                                                           521,100
 ..........................................................................................................................
            930,000  Fairchild Semiconductor Corp. sr. sub.
                     notes 10 1/8s, 2007                                                                           892,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,452,300
--------------------------------------------------------------------------------------------------------------------------
Shipping (0.5%)
 ..........................................................................................................................
            720,000  Kitty Hawk, Inc. company guaranty
                     9.95s, 2004 (In default) (NON)                                                                144,000
 ..........................................................................................................................
          1,965,000  Navistar International Corp. sr. notes
                     Ser. B, 8s, 2008                                                                            1,827,450
 ..........................................................................................................................
          1,500,000  Navistar International Corp. 144A
                     sr. notes 9 3/8s, 2006                                                                      1,515,000
 ..........................................................................................................................
            260,000  Newport News Shipbuilding, Inc.
                     sr. notes 8 5/8s, 2006                                                                        275,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,762,050
--------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ..........................................................................................................................
          1,330,000  Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (STP)                                                                    133
--------------------------------------------------------------------------------------------------------------------------
Specialty Printing (0.6%)
 ..........................................................................................................................
          2,775,000  Perry-Judd company guaranty
                     10 5/8s, 2007                                                                               2,497,500
 ..........................................................................................................................
            682,118  Von Hoffman Press, Inc. 144A sr. sub.
                     notes 13 1/2s, 2009                                                                           545,694
 ..........................................................................................................................
          1,505,000  Von Hoffman Press, Inc. 144A sr. sub.
                     notes 10 3/8s, 2007                                                                         1,354,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,397,694
--------------------------------------------------------------------------------------------------------------------------
Technology (0.8%)
 ..........................................................................................................................
            980,000  Amkor Technologies, Inc. 144A sr. notes
                     9 1/4s, 2008                                                                                  938,350
 ..........................................................................................................................
            550,000  Flextronics International, Ltd. sr. sub.
                     notes 9 7/8s, 2010 (Singapore)                                                                550,000
 ..........................................................................................................................
            490,000  Flextronics International, Ltd. sr. sub.
                     notes Ser. B, 8 3/4s, 2007 (Singapore)                                                        463,050
 ..........................................................................................................................
            920,000  SCG Holding & Semiconductor Corp.
                     company guaranty 12s, 2009                                                                    524,400
 ..........................................................................................................................
          1,260,000  Telecommunications Techniques, Inc.
                     company guaranty 9 3/4s, 2008                                                               1,071,000
 ..........................................................................................................................
          1,990,000  Viasystems, Inc. sr. notes Ser. B, 9 3/4s, 2007                                               975,100
 ..........................................................................................................................
            920,000  Xerox Cap Europe PLC company guaranty
                     5 7/8s, 2004 (United Kingdom)                                                                 708,400
 ..........................................................................................................................
            870,000  Xerox Credit Corp. sr. notes 6.1s, 2003                                                       722,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,952,400
--------------------------------------------------------------------------------------------------------------------------
Technology Services (1.3%)
 ..........................................................................................................................
          5,150,000  Cybernet Internet Services
                     International, Inc. 144A sr. disc. notes
                     stepped-coupon zero % (13s, 8/15/04),
                      2009 (Denmark) (STP)                                                                         154,500
 ..........................................................................................................................
          3,260,000  Equinix, Inc. sr. notes 13s, 2007                                                           1,727,800
 ..........................................................................................................................
          1,630,000  Exodus Communications, Inc. sr. notes
                     11 5/8s, 2010                                                                                 578,650
 ..........................................................................................................................
          2,440,000  Exodus Communications, Inc. sr. notes
                     10 3/4s, 2009                                                                                 805,200
 ..........................................................................................................................
            620,000  Exodus Communications, Inc. 144A
                     sr. notes 11 1/4s, 2008                                                                       204,600
 ..........................................................................................................................
          4,390,000  Firstworld Communication Corp. sr.
                     disc. notes stepped-coupon zero %
                     (13s, 4/15/03), 2008 (STP)                                                                    351,200
 ..........................................................................................................................
          1,570,000  Globix Corp. sr. notes 12 1/2s, 2010                                                          463,150
 ..........................................................................................................................
          2,550,000  Intira Corp. bonds stepped-coupon
                     zero % (13s, 2/1/05), 2010 (acquired
                     1/31/00, cost $1,358,921) (RES)                                                               357,000
 ..........................................................................................................................
          2,580,000  Iron Moantain, Inc. company guaranty
                     8 5/8s, 2013                                                                                2,612,250
 ..........................................................................................................................
          1,830,000  Iron Mountain, Inc.. company guaranty
                     8 1/8s, 2008 (Canada)                                                                       1,811,700
 ..........................................................................................................................
            430,000  PSINet, Inc. sr. notes 11 1/2s, 2008
                     (In default) (NON)                                                                             26,875
 ..........................................................................................................................
          2,905,000  PSINet, Inc. sr. notes 11s, 2009 (In default) (NON)                                           181,563
 ..........................................................................................................................
            830,000  PSINet, Inc. sr. notes Ser. B, 10s, 2005
                     (In default) (NON)                                                                             51,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,326,363
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.6%)
 ..........................................................................................................................
          2,060,000  360Networks, Inc. sr. notes 13s, 2008
                     (In default) (Canada) (NON)                                                                    30,900
 ..........................................................................................................................
            529,165  American Cellular Corp. 7.31s, 2008
                     (acquired 2/29/00, cost $529,164) (RES)                                                       522,194
 ..........................................................................................................................
            465,178  American Cellular Corp. 7.06s, 2008
                     (acquired 2/29/00, cost $465,177) (RES)                                                       459,050
 ..........................................................................................................................
          1,660,000  American Cellular Corp. 144A sr. sub.
                     notes 9 1/2s, 2009                                                                          1,560,400
 ..........................................................................................................................
            790,000  American Tower Corp. 144A sr. notes
                     9 3/8s, 2009                                                                                  738,650
 ..........................................................................................................................
            810,000  Amkor Technologies, Inc. Structured
                     Notes 12.58s (Issued by STEERS Credit
                     Linked Trust 2000) 2005                                                                       789,750
 ..........................................................................................................................
          1,300,000  Amkor Technologies, Inc. Structured
                     Notes 9.95s (Issued by STEERS Credit
                     Linked Trust 2000) 2005                                                                     1,205,750
 ..........................................................................................................................
            240,000  Arch Communications, Inc. sr. notes
                     13 3/4s, 2008                                                                                  36,000
 ..........................................................................................................................
            130,000  Arch Communications, Inc. sr. notes
                     13s, 2007                                                                                      13,000
 ..........................................................................................................................
            450,000  Asia Global Crossing, Ltd. 13 3/8s,
                     2010 (Bermuda)                                                                                351,000
 ..........................................................................................................................
            840,000  BTI Telecom Corp. sr. notes 10 1/2s, 2007                                                     168,000
 ..........................................................................................................................
          1,300,000  Call-Net Enterprises, Inc. sr. notes 8s,
                     2008 (Canada)                                                                                 416,000
 ..........................................................................................................................
          1,170,000  Celcaribe SA sr. notes stepped-coupon
                     zero % (13 1/2s, 3/15/04), 2004
                     (Colombia) (STP)                                                                              877,500
 ..........................................................................................................................
          1,210,000  Colo.com, Inc. 144A sr. notes
                     13 7/8s, 2010                                                                                 175,450
 ..........................................................................................................................
          1,730,000  Covad Communications Group, Inc.
                     sr. disc. notes stepped-coupon Ser. B,
                     zero % (13 1/2s, 3/15/03), 2008 (STP)                                                         155,700
 ..........................................................................................................................
            290,000  Covad Communications Group, Inc.
                     sr. notes 12 1/2s, 2009                                                                        49,300
 ..........................................................................................................................
             88,000  Covad Communications Group, Inc.
                     sr. notes Ser. B, 12s, 2010                                                                    12,320
 ..........................................................................................................................
          2,200,000  Crown Castle International Corp.
                     sr. notes 10 3/4s, 2011                                                                     2,123,000
 ..........................................................................................................................
          1,100,000  Crown Castle International Corp. 144A
                     sr. notes 9 3/8s, 2011                                                                        981,750
 ..........................................................................................................................
            430,000  Dobson Communications Corp. sr. notes
                     10 7/8s, 2010                                                                                 434,300
 ..........................................................................................................................
          1,390,000  Dobson/Sygnet Communications, Inc.
                     sr. notes 12 1/4s, 2008                                                                     1,403,900
 ..........................................................................................................................
          1,330,000  Econophone, Inc. company guaranty
                     13 1/2s, 2007 (In default) (NON)                                                               26,600
 ..........................................................................................................................
            920,000  FLAG, Ltd. 144A sr. notes 8 1/4s,
                     2008 (Bermuda)                                                                                717,600
 ..........................................................................................................................
            520,000  FLAG Telecom Holdings, Ltd. sr. notes
                     11 5/8s, 2010 (Bermuda)                                                                       327,600
 ..........................................................................................................................
            280,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 5/8s, 2008 (Bermuda)                                                               221,200
 ..........................................................................................................................
          1,750,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 1/2s, 2009 (Bermuda)                                                             1,356,250
 ..........................................................................................................................
            270,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 1/8s, 2006 (Bermuda)                                                               214,650
 ..........................................................................................................................
            870,000  Global Crossing Holdings, Ltd.
                     company guaranty 8.7s, 2007 (Bermuda)                                                         674,250
 ..........................................................................................................................
          1,020,000  Level 3 Communication, Inc. sr. disc.
                     notes stepped-coupon zero % (12 7/8s,
                     3/15/05), 2010 (STP)                                                                          173,400
 ..........................................................................................................................
            120,000  Level 3 Communication, Inc. sr. notes
                     11 1/4s, 2010                                                                                  51,600
 ..........................................................................................................................
          2,560,000  Level 3 Communication, Inc. sr. notes
                     11s, 2008                                                                                   1,100,800
 ..........................................................................................................................
          3,420,000  Level 3 Communication, Inc. sr. notes
                     9 1/8s, 2008                                                                                1,419,300
 ..........................................................................................................................
          2,030,000  Maxcom Telecomunicaciones SA de CV
                     company guaranty Ser. B, 13 3/4s, 2007                                                        751,100
 ..........................................................................................................................
          2,690,000  McCaw International, Ltd. sr. disc.
                     notes stepped-coupon zero %
                     (13s, 4/15/02), 2007 (STP)                                                                    887,700
 ..........................................................................................................................
            450,000  Metrocall, Inc. sr. sub. notes 11s, 2008
                     (In default) (NON)                                                                             18,000
 ..........................................................................................................................
            210,000  Metrocall, Inc. sr. sub. notes 10 3/8s, 2007
                     (In default) (NON)                                                                              8,925
 ..........................................................................................................................
            525,000  Metrocall, Inc. sr. sub. notes 9 3/4s, 2007                                                    22,313
 ..........................................................................................................................
          2,552,000  Millicom International Cellular SA sr. disc.
                     notes 13 1/2s, 2006 (Luxembourg)                                                            2,245,760
 ..........................................................................................................................
          3,980,000  Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                   3,582,000
 ..........................................................................................................................
          3,900,000  Nextel Communications, Inc. sr. notes
                     9 1/2s, 2011                                                                                3,081,000
 ..........................................................................................................................
            940,000  Nextel International, Inc. sr. notes
                     12 3/4s, 2010                                                                                 291,400
 ..........................................................................................................................
          2,350,000  Nextel Partners, Inc. sr. notes 11s, 2010                                                   1,809,500
 ..........................................................................................................................
            410,000  Nextel Partners, Inc. sr. notes 11s, 2010                                                     315,700
 ..........................................................................................................................
          1,450,000  NorthEast Optic Network, Inc. sr.
                     notes 12 3/4s, 2008                                                                           362,500
 ..........................................................................................................................
          1,990,000  Orbital Imaging Corp. sr. notes
                     Ser. B, 11 5/8s, 2005 (In default) (NON)                                                      318,400
 ..........................................................................................................................
            820,000  Orion Network systems, Inc. sr. notes
                     11 1/4s, 2007                                                                                 360,800
 ..........................................................................................................................
          1,360,000  Pagemart Wireless, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/4s,
                     2/1/03), 2008 (STP)                                                                            44,200
 ..........................................................................................................................
          1,970,000  Pinnacle Holdings, Inc. sr. disc. notes
                     stepped-coupon zero % (10s,
                     3/15/03), 2008 (STP)                                                                          985,000
 ..........................................................................................................................
          2,210,000  Price Communications Wireless, Inc.
                     144A sr. notes 9 1/8s, 2006                                                                 2,254,200
 ..........................................................................................................................
            430,000  Rhythms Netconnections, Inc. sr. notes
                     Ser. B, 14s, 2010                                                                              12,900
 ..........................................................................................................................
          1,310,000  Rogers Cablesystems, Ltd. sr. sub. notes
                     8.8s, 2007 (Canada)                                                                         1,231,400
 ..........................................................................................................................
            480,000  Rogers Wireless Communications, Inc.
                     144A sr. sec. notes 9 5/8s, 2011 (Canada)                                                     474,878
 ..........................................................................................................................
          1,510,000  RSL Communications PLC company
                     guaranty 12 7/8s, 2010 (United Kingdom)                                                        37,750
 ..........................................................................................................................
          1,440,000  RSL Communications PLC company
                     guaranty 9 1/8s, 2008 (United Kingdom)
                     (In default) (NON)                                                                             19,800
 ..........................................................................................................................
          1,480,000  RSL Communications PLC 144A company
                     guaranty 10 1/2s, 2008 (United Kingdom)
                     (In default) (NON)                                                                             20,350
 ..........................................................................................................................
          1,175,000  RSL Communications, Ltd. company
                     guaranty 12 1/4s, 2006 (United Kingdom)
                     (In default) (NON)                                                                             16,156
 ..........................................................................................................................
            300,000  Rural Cellular Corp. sr. sub. notes Ser. B,
                     9 5/8s, 2008                                                                                  279,000
 ..........................................................................................................................
          1,500,000  SBA Communications Corp. sr. notes
                     10 1/4s, 2009                                                                               1,350,000
 ..........................................................................................................................
          1,400,000  Spectrasite Holdings, Inc. sr. disc. notes
                     stepped-coupon zero % (11 1/8s,
                     4/15/04), 2009                                                                                630,000
 ..........................................................................................................................
          2,430,000  Spectrasite Holdings, Inc. sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (12 7/8s, 3/15/05), 2010 (STP)                                                              1,020,600
 ..........................................................................................................................
            600,000  USA Mobile Communication, Inc.
                     sr. notes 14s, 2004                                                                           390,000
 ..........................................................................................................................
            410,000  USA Mobile Communication, Inc.
                     sr. notes 9 1/2s, 2004                                                                         90,200
 ..........................................................................................................................
            660,000  Versatel Telecom NV sr. notes 13 1/4s,
                     2008 (Netherlands)                                                                            250,800
 ..........................................................................................................................
            210,000  Versatel Telecom NV sr. notes 13 1/4s,
                     2008 (Netherlands)                                                                             79,800
 ..........................................................................................................................
            650,000  Versatel Telecom NV Structured Notes
                     15.065s (Issued by CRAVE Trust 2000)
                     2005 (Netherlands)                                                                            182,000
 ..........................................................................................................................
          8,590,000  Viatel, Inc. sr. disc. notes stepped-coupon
                     zero % (12 1/2s, 4/15/03), 2008 (STP)                                                         257,700
 ..........................................................................................................................
          3,000,000  Western Wireless Corp. 6.815s, 2008
                     (acquired 4/24/00, cost $3,000,000) (RES)                                                   2,981,250
 ..........................................................................................................................
          2,210,000  Williams Communications Group, Inc.
                     sr. notes 11.7s, 2010                                                                         895,050
 ..........................................................................................................................
          1,910,000  Williams Communications Group, Inc.
                     sr. notes 11.7s, 2008                                                                         802,200
 ..........................................................................................................................
          1,990,000  Williams Communications Group, Inc.
                     sr. notes 10 7/8s, 2009                                                                       796,000
 ..........................................................................................................................
            340,000  Williams Communications Group, Inc.
                     sr. notes 10.7s, 2007                                                                         139,400
 ..........................................................................................................................
          1,870,000  World Access, Inc. sr. notes Ser. B,
                     13 1/4s, 2008 (In default) (NON)                                                               46,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,129,646
--------------------------------------------------------------------------------------------------------------------------
Telephone (3.4%)
 ..........................................................................................................................
            360,000  Airgate PCS, Inc. sr. sub. notes
                     stepped-coupon zero % (13 1/2s,
                     10/1/04), 2009 (STP)                                                                          207,000
 ..........................................................................................................................
            220,000  Alamosa Delaware, Inc. 144A sr. notes
                     12 1/2s, 2011                                                                                 195,800
 ..........................................................................................................................
            290,000  Alamosa PCS Holdings, Inc. company
                     guaranty stepped-coupon zero %
                     (12 7/8s, 2/15/05), 2010 (STP)                                                                130,500
 ..........................................................................................................................
          1,660,000  Birch Telecommunications, Inc. sr. notes
                     14s, 2008                                                                                     830,000
 ..........................................................................................................................
            870,000  CFW Communications Co. sr. notes
                     13s, 2010                                                                                     556,800
 ..........................................................................................................................
            530,000  Focal Communications Corp. sr. notes
                     11 7/8s, 2010                                                                                 159,000
 ..........................................................................................................................
            260,000  Focal Communications Corp. sr. sub.
                     notes stepped-coupon Ser. B, zero %
                     (12 1/8s, 2/15/03), 2008 (STP)                                                                 57,200
 ..........................................................................................................................
          2,090,000  Horizon PCS, Inc. company guaranty
                     stepped-coupon zero % (14s, 5/1/05),
                     2010 (STP)                                                                                    794,200
 ..........................................................................................................................
          1,500,000  Hyperion Telecommunications Corp.,
                     Inc. sr. sub. notes 12s, 2007                                                                 750,000
 ..........................................................................................................................
          1,200,000  ICG Holdings, Inc. sr. sub. notes 13 1/2s,
                     2005 (In default) (NON)                                                                       180,000
 ..........................................................................................................................
          7,180,000  ICG Services, Inc. sr. disc. notes
                     stepped-coupon zero % (10s, 2/15/03),
                     2008 (In default) (NON) (STP)                                                                 969,300
 ..........................................................................................................................
            270,000  Hyperion Telecommunications Corp.,
                     Inc. sr. disc. notes Ser. B,13s, 2003                                                         191,700
 ..........................................................................................................................
          1,160,000  Intermedia Communications, Inc. .
                     sr disc. notes stepped-coupon Ser. B,
                     zero % (12 1/4s, 3/1/04), 2009 (STP)                                                          846,800
 ..........................................................................................................................
            370,000  Intermedia Communications, Inc. sr. notes
                     Ser. B, 8 1/2s, 2008                                                                          362,600
 ..........................................................................................................................
          2,030,000  iPCS, Inc. sr. disc. notes stepped-coupon
                     zero % (14s, 7/15/05), 2010 (STP)                                                             832,300
 ..........................................................................................................................
          4,264,000  KMC Telecommunications Holdings, Inc.
                     sr. disc. notes stepped-coupon zero %
                     (12 1/2s, 2/15/03), 2008 (STP)                                                                383,760
 ..........................................................................................................................
          1,090,000  Leap Wireless International, Inc.
                     company guaranty 12 1/2s, 2010                                                                724,850
 ..........................................................................................................................
          2,500,000  Madison River Capital Corp. sr. notes
                     13 1/4s, 2010                                                                               1,200,000
 ..........................................................................................................................
            170,000  McLeodUSA, Inc. sr. disc. notes
                     stepped-coupon zero % (10 1/2s,
                     3/1/02), 2007 (STP)                                                                            88,400
 ..........................................................................................................................
          1,360,000  McLeodUSA, Inc. sr. notes 11 3/8s, 2009                                                       850,000
 ..........................................................................................................................
          1,750,000  McLeodUSA, Inc. sr. notes 8 1/8s, 2009                                                        945,000
 ..........................................................................................................................
            140,000  Metromedia Fiber Network, Inc. sr. notes
                     10s, 2009                                                                                      53,900
 ..........................................................................................................................
          2,740,000  Metromedia Fiber Network, Inc. sr. notes
                     Ser. B, 10s, 2008                                                                           1,054,900
 ..........................................................................................................................
          2,100,000  Microcell Telecommunications sr. disc.
                     notes stepped-coupon Ser. B, zero %
                     (14s, 12/1/01), 2006 (Canada) (STP)                                                         1,585,500
 ..........................................................................................................................
          2,040,000  Nextlink Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (12 1/8s, 12/1/04), 2009 (STP)                                                                306,000
 ..........................................................................................................................
            620,000  Nextlink Communications, Inc. sr. notes
                     10 3/4s, 2009                                                                                 198,400
 ..........................................................................................................................
            530,000  Nextlink Communications, Inc. sr. notes
                     9 5/8s, 2007                                                                                  159,000
 ..........................................................................................................................
          2,950,000  Startec Global Communications Corp.
                     sr. notes 12s, 2008                                                                           177,000
 ..........................................................................................................................
          1,100,000  Tele1 Europe BV 13s, 2009 (Netherlands)                                                       649,000
 ..........................................................................................................................
          2,220,000  Telecorp PCS, Inc. company guaranty
                     10 5/8s, 2010                                                                               2,086,800
 ..........................................................................................................................
          1,970,000  Tritel PCS, Inc. company guaranty
                     10 3/8s, 2011                                                                               1,773,000
 ..........................................................................................................................
          1,970,000  Triton PCS, Inc. company guaranty
                     9 3/8s, 2011                                                                                1,910,900
 ..........................................................................................................................
          3,450,000  UbiquiTel Operating Co. company
                     guaranty stepped-coupon zero %
                     (14s, 4/15/05), 2010 (STP)                                                                  1,483,500
 ..........................................................................................................................
          2,670,000  US UnWired, Inc. company guaranty
                     stepped-coupon Ser. B, zero %
                     (13 3/8s, 11/1/04), 2009 (STP)                                                              1,308,300
 ..........................................................................................................................
          7,228,000  WinStar Communications, Inc. sr. disc.
                     notes stepped-coupon zero %
                     (14 3/4s, 4/15/05), 2010 (STP)                                                                 63,245
 ..........................................................................................................................
          1,820,000  WinStar Communications, Inc. sr. notes
                     12 3/4s, 2010 (In default) (NON)                                                               27,300
 ..........................................................................................................................
            300,000  WinStar Communications, Inc. sr. notes
                     12 1/2s, 2008 (In default) (NON)                                                                4,125
 ..........................................................................................................................
          1,500,000  XO Communications, Inc. 144A sr. notes
                     12 1/2s, 2006                                                                                 495,000
 ..........................................................................................................................
            840,000  XO Communications, Inc. sr. disc. notes
                     stepped-coupon zero % (9.45s,
                     4/15/03), 2008 (STP)                                                                          126,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                24,717,080
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.9%)
 ..........................................................................................................................
          1,110,000  Galey & Lord, Inc. company guaranty
                     9 1/8s, 2008                                                                                  510,600
 ..........................................................................................................................
          1,035,000  GFSI, Inc. sr. disc. notes stepped-coupon
                     Ser. B, zero % (11 3/8s, 9/15/04), 2009 (STP)                                                 152,663
 ..........................................................................................................................
            303,000  Kasper A.S.L., Ltd. sr. notes 12 3/4s, 2004
                     (In default) (NON)                                                                             66,660
 ..........................................................................................................................
          2,380,000  Levi Strauss & Co. sr. notes 11 5/8s, 2008                                                  2,142,000
 ..........................................................................................................................
            450,000  Tommy Hilfiger USA, Inc. company
                     guaranty 6 1/2s, 2003                                                                         429,750
 ..........................................................................................................................
          2,520,000  Westpoint Stevens, Inc. sr. notes
                     7 7/8s, 2005                                                                                  982,800
 ..........................................................................................................................
          1,040,000  William Carter Holdings Co. sr. sub.
                     notes Ser. A, 12s, 2008                                                                       969,800
 ..........................................................................................................................
          1,650,000  William Carter Holdings Co. sr. sub.
                     notes Ser. A, 10 3/8s, 2006                                                                 1,683,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,937,273
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ..........................................................................................................................
            600,000  North Atlantic Trading Co. company
                     guaranty Ser. B, 11s, 2004                                                                    555,000
--------------------------------------------------------------------------------------------------------------------------
Transportation (0.2%)
 ..........................................................................................................................
          2,751,162  Transportation Tech. 8.449s, 2007
                     (acquired 2/29/00, cost $2,751,162) (RES)                                                   1,650,697
--------------------------------------------------------------------------------------------------------------------------
Utilities (0.2%)
 ..........................................................................................................................
          3,880,000  Cathay International, Ltd. 144A sr. notes
                     13s, 2008 (China)                                                                           1,552,000
--------------------------------------------------------------------------------------------------------------------------
Waste Management (1.4%)
 ..........................................................................................................................
          7,110,000  Allied Waste Industries, Inc. company
                     guaranty Ser. B, 10s, 2009                                                                  7,305,525
 ..........................................................................................................................
            740,000  Allied Waste Industries, Inc. company
                     guaranty Ser. B, 7 5/8s, 2006                                                                 728,900
 ..........................................................................................................................
            390,000  Allied Waste Industries, Inc. deb.
                     7.4s, 2035                                                                                    326,138
 ..........................................................................................................................
          1,800,000  Allied Waste Industries, Inc. 144A
                     company guaranty 8 7/8s, 2008                                                               1,840,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,201,063
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ..........................................................................................................................
          1,870,000  Azurix Corp. sr. notes Ser. B, 10 3/8s, 2007                                                1,870,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $788,857,981)                                                                      $627,468,726
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (5.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (0.1%)
 ..........................................................................................................................
              8,000  Decrane Aircraft Holdings Co.
                     $16.00 pfd. (PIK)                                                                            $800,000
--------------------------------------------------------------------------------------------------------------------------
Banking (0.4%)
 ..........................................................................................................................
             54,600  Chevy Chase Capital Corp. Ser. A,
                     $5.188 pfd. (PIK)                                                                           2,989,350
 ..........................................................................................................................
              5,230  Chevy Chase Savings Bank, Inc. $3.25 pfd.                                                     138,595
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,127,945
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.8%)
 ..........................................................................................................................
              1,122  Benedek Communications Corp.
                     11.50% pfd. (PIK)                                                                             314,160
 ..........................................................................................................................
              3,767  Granite Broadcasting Corp. 144A
                     12.75% pfd. (PIK)                                                                             696,895
 ..........................................................................................................................
                526  Paxson Communications Corp.
                     13.25% cum. pfd. (PIK)                                                                      4,918,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,929,155
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.9%)
 ..........................................................................................................................
                 21  CSC Holdings, Inc. Ser. H,
                     $11.75 cum. pfd.                                                                                2,255
 ..........................................................................................................................
             55,990  CSC Holdings, Inc. Ser. M,
                     $11.125 cum. pfd. (PIK)                                                                     5,976,933
 ..........................................................................................................................
             91,670  Diva Systems Corp. Ser. C,
                     6.00% cum. pfd.                                                                               320,845
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,300,033
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (0.2%)
 ..........................................................................................................................
             42,800  Doane Products Co. $7.125 pfd.                                                              1,284,000
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (--%)
 ..........................................................................................................................
             12,134  Public Service Co. of New Hampshire
                     $2.65 1st mtge. pfd                                                                           242,680
--------------------------------------------------------------------------------------------------------------------------
Financial (0.5%)
 ..........................................................................................................................
              1,010  First Republic Capital Corp. 144A
                     10.50% pfd.                                                                                   898,143
 ..........................................................................................................................
            111,000  Golden State Bancorp, Inc. Ser. A,
                     $2.281 pfd.                                                                                 2,806,080
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,704,223
--------------------------------------------------------------------------------------------------------------------------
Insurance (0.7%)
 ..........................................................................................................................
            191,901  CGA Group, Ltd. 144A Ser. A,
                     zero % pfd. (PIK)                                                                           4,797,520
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.2%)
 ..........................................................................................................................
             64,595  Brand Scaffold Services, Inc. 144A
                     $3.625 pfd.                                                                                 1,808,660
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ..........................................................................................................................
              7,400  PRIMEDIA, Inc. Ser. F, $9.20 cum. pfd.                                                        592,000
--------------------------------------------------------------------------------------------------------------------------
Restaurants (--%)
 ..........................................................................................................................
             42,608  AmeriKing, Inc. $3.25 cum. pfd. (PIK)                                                             426
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.6%)
 ..........................................................................................................................
                149  Dobson Communications Corp.
                     13.00% pfd.                                                                                   129,630
 ..........................................................................................................................
              1,700  Dobson Communications Corp. 144A
                     12.25% pfd. (PIK)                                                                           1,564,000
 ..........................................................................................................................
                642  Nextel Communications, Inc. Ser. D,
                     13.00% cum. pfd. (PIK)                                                                        404,460
 ..........................................................................................................................
                670  Nextel Communications, Inc. 144A
                     Ser. E, 11.125% pfd. (PIK)                                                                    361,800
 ..........................................................................................................................
              2,185  Rural Cellular Corp. 12.25% pfd. (PIK)                                                      1,748,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,207,890
--------------------------------------------------------------------------------------------------------------------------
Telephone (0.5%)
 ..........................................................................................................................
              6,821  ICG Holdings, Inc. 144A 14.00% pfd.
                     (In default) (NON) (PIK)                                                                           68
 ..........................................................................................................................
              3,407  Intermedia Communications, Inc.
                     Ser. B, 13.50% pfd. (PIK)                                                                   3,407,000
 ..........................................................................................................................
                 54  XO Communications, Inc. Ser. B,
                     13.50% pfd.                                                                                     3,510
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,410,578
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ..........................................................................................................................
             64,498  North Atlantic Trading Co. zero % pfd. (PIK)                                                  902,972
--------------------------------------------------------------------------------------------------------------------------
                     Total Preferred Stocks
                     (cost $48,368,501)                                                                        $37,108,082
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds and Notes (2.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $605,000  Argentina (Republic of) bonds
                     Ser. 2018, 12 1/4s, 2018                                                                     $428,038
 ..........................................................................................................................
            440,000  Argentina (Republic of) bonds
                     Ser. 2031, 12s, 2031                                                                          312,400
 ..........................................................................................................................
            640,000  Argentina (Republic of) unsub.
                     9 3/4s, 2027                                                                                  430,400
 ..........................................................................................................................
          1,205,000  Brazil (Federal Republic of) bonds
                     12 1/4s, 2030                                                                               1,012,200
 ..........................................................................................................................
          4,402,291  Brazil (Federal Republic of) bonds
                     FRB, 8s, 2014 (NON) (STP)                                                                   3,257,695
 ..........................................................................................................................
          1,350,000  Brazil (Federal Republic of) unsub.
                     11s, 2040                                                                                     999,000
 ..........................................................................................................................
          1,505,000  Phillipines (Republic of) notes
                     10 5/8s, 2025                                                                               1,365,788
 ..........................................................................................................................
          1,350,000  Russia (Federation of) unsub. 8 1/4s, 2010                                                  1,032,750
 ..........................................................................................................................
          8,390,000  Russia (Federation of) unsub. stepped-
                     coupon 5s (7 1/2s, 3/31/07), 2030 (STP)                                                     3,964,275
 ..........................................................................................................................
          1,605,000  Russia (Federation of) 144A bonds
                     12 3/4s, 2028                                                                               1,580,925
 ..........................................................................................................................
            210,000  Turkey (Republic of) bonds 11 3/4s, 2010                                                      183,498
 ..........................................................................................................................
          1,305,000  Venezuela (Republic of) bonds
                     9 1/4s, 2027                                                                                  902,147
--------------------------------------------------------------------------------------------------------------------------
                     Total Foreign Government Bonds
                     and Notes (cost $15,375,777)                                                              $15,469,116
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (2.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
            $80,000  American Tower Corp. cv. notes 5s, 2010                                                       $63,100
 ..........................................................................................................................
          4,200,000  Exide Corp. 144A cv. sr. sub. notes
                     2.9s, 2005                                                                                  1,853,250
 ..........................................................................................................................
            470,000  Hexcel Corp. cv. sub. notes 7s, 2003                                                          471,763
 ..........................................................................................................................
          3,000,000  Micron Technology, Inc. cv. 6 1/2s, 2005                                                    2,595,000
 ..........................................................................................................................
          4,900,000  Nextel Communications, Inc. cv. sr. notes
                     5 1/4s, 2010                                                                                2,964,500
 ..........................................................................................................................
          2,150,000  Solectron Corp. cv. notes zero %, 2020                                                      1,058,875
 ..........................................................................................................................
            350,000  Spectrasite Holdings, Inc. cv. sr. notes
                     6 3/4s, 2010                                                                                  225,575
 ..........................................................................................................................
          2,130,000  Telewest Finance Corp. cv. sub. notes
                     6s, 2005 (United Kingdom)                                                                   1,496,325
 ..........................................................................................................................
            410,000  Telewest Financial 144A cv. company
                     guaranty 6s, 2005 (United Kingdom)                                                            288,025
 ..........................................................................................................................
          4,070,000  Total Renal Care Holdings, Inc. 144A
                     cv. 7s, 2009                                                                                3,871,588
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $15,389,848)                                                                        $14,888,001
--------------------------------------------------------------------------------------------------------------------------
Common Stocks (0.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
                750  AmeriKing, Inc.                                                                                    $8
 ..........................................................................................................................
             97,050  Arch Wireless, Inc. (NON)                                                                      16,013
 ..........................................................................................................................
             48,617  Aurora Foods, Inc. (NON)                                                                      266,421
 ..........................................................................................................................
              4,275  Axia Holding, Inc. 144A (NON) (PIK)                                                            51,300
 ..........................................................................................................................
            431,848  Celcaribe SA (NON)                                                                             54,981
 ..........................................................................................................................
             41,310  Intira Corp.                                                                                        4
 ..........................................................................................................................
              4,044  MGC Communications, Inc. (NON)                                                                  3,842
 ..........................................................................................................................
                665  Premium Holdings (L.P.) 144A                                                                   10,801
 ..........................................................................................................................
              1,578  PSF Holdings, LLC Class A (NON)                                                             2,565,111
 ..........................................................................................................................
                336  Quorum Broadcast Holdings, Inc. Class E                                                       335,555
 ..........................................................................................................................
                 15  RCN Corp. (NON)                                                                                    82
 ..........................................................................................................................
                200  RCN Corp. 144A (NON)                                                                                2
 ..........................................................................................................................
              1,466  RSL Communications, Ltd. Class A (NON)                                                             51
 ..........................................................................................................................
             15,000  Specialty Foods Acquisition Corp.                                                                 150
 ..........................................................................................................................
              4,609  Vast Solutions, Inc. Class B1 (NON)                                                            13,827
 ..........................................................................................................................
              4,609  Vast Solutions, Inc. Class B2 (NON)                                                            13,827
 ..........................................................................................................................
              4,609  Vast Solutions, Inc. Class B3 (NON)                                                            13,827
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $7,013,096)                                                                          $3,345,802
--------------------------------------------------------------------------------------------------------------------------
Brady Bonds (0.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $134,400  Argentina (Republic of) deb. FRB,
                     5.563s, 2005                                                                                 $110,047
 ..........................................................................................................................
          2,090,000  Brazil (Federal Republic of) govt.
                     guaranty Ser. 18YR, FRB, 5 1/2s, 2012                                                       1,478,675
 ..........................................................................................................................
            885,000  Peru (Republic of) FLIRB, 4s, 2017                                                            550,913
 ..........................................................................................................................
            928,560  Venezuela (Republic of) deb. Ser. DL,
                     FRB, 7s, 2007                                                                                 773,026
--------------------------------------------------------------------------------------------------------------------------
                     Total Brady Bonds
                     (cost $2,988,319)                                                                          $2,912,661
--------------------------------------------------------------------------------------------------------------------------
Units (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number Of Units                                                                                                      Value
 ..........................................................................................................................
          4,869,961  Contifinancial Corp. Liquidating
                     Trust units 8 1/8s, 2031                                                                     $389,597
 ..........................................................................................................................
          1,190,000  IWO Holdings, Inc. 144A units 14s, 2011                                                     1,035,300
 ..........................................................................................................................
          2,695,000  XCL, Ltd. 144A units 13 1/2s, 2004
                     (In default) (NON)                                                                            808,500
 ..........................................................................................................................
             13,850  XCL, Ltd. 144A units cum. cv. pfd.
                     9.50% (In default) (NON) (PIK)                                                                  6,925
--------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $9,343,217)                                                                          $2,240,322
--------------------------------------------------------------------------------------------------------------------------
Warrants (0.2%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                          Expiration Date          Value
 ..........................................................................................................................
                 57  Anker Coal Group, Inc. 144A                                               10/28/09                 $1
 ..........................................................................................................................
              2,865  Asia Plup & Paper Co., Ltd.
                     144A                                                                       3/15/05                 29
 ..........................................................................................................................
              1,690  Bestel SA de CV (Mexico)                                                   5/15/05            202,800
 ..........................................................................................................................
              1,600  Birch Telecommunications, Inc.
                     144A (PIK)                                                                 6/15/08                160
 ..........................................................................................................................
              8,867  CellNet Data Systems, Inc.                                                 10/1/07                  9
 ..........................................................................................................................
            122,500  CGA Group, Ltd. 144A                                                       2/11/07              1,225
 ..........................................................................................................................
              1,210  Colo.com, Inc. 144A                                                        3/15/10                 12
 ..........................................................................................................................
              1,950  Dayton Superior Corp.                                                      6/15/09             39,000
 ..........................................................................................................................
                530  Decrane Aircraft Holdings Co.                                              9/30/08                  1
 ..........................................................................................................................
                  1  Decrane Aircraft Holdings Co.
                     Class B                                                                    6/30/10                  1
 ..........................................................................................................................
             32,012  Delta Financial Corp.                                                     12/21/10                  3
 ..........................................................................................................................
              4,700  Destia Communications 144A                                                 7/15/07                118
 ..........................................................................................................................
              3,651  Diva Systems Corp.                                                         5/15/06            912,750
 ..........................................................................................................................
             27,031  Diva Systems Corp. 144A                                                     3/1/08            135,155
 ..........................................................................................................................
              1,890  Globalstar Telecommunications                                              2/15/04                 19
 ..........................................................................................................................
              2,090  Horizon PCS., Inc.                                                         10/1/01             41,800
 ..........................................................................................................................
             24,750  ICG Communications, Inc.                                                  10/15/05                248
 ..........................................................................................................................
              1,880  Insilco Holding Co.                                                        8/15/08             75,200
 ..........................................................................................................................
              2,590  Interact Systems, Inc.                                                      8/1/03                 26
 ..........................................................................................................................
              2,590  Interact Systems, Inc. 144A                                               12/15/09                 26
 ..........................................................................................................................
              1,360  International Wireless
                     Communications Holdings
                     144A                                                                       8/15/01                  1
 ..........................................................................................................................
            248,164  Intira Corp. Class B                                                       9/29/10                 25
 ..........................................................................................................................
              2,030  IPCS, Inc. 144A                                                            7/15/10             40,600
 ..........................................................................................................................
              1,500  Iridium World Com 144A                                                     7/15/05                  1
 ..........................................................................................................................
              2,100  Jostens, Inc.                                                               5/1/10             42,000
 ..........................................................................................................................
              6,794  KMC Telecommunications
                     Holdings, Inc. 144A                                                        4/15/08                 68
 ..........................................................................................................................
              6,100  Knology Holdings                                                          10/22/07                763
 ..........................................................................................................................
              1,089  Leap Wireless International, Inc.
                     144A                                                                       4/15/10             40,293
 ..........................................................................................................................
              2,400  Maxcom Telecomunicaciones
                     SA de CV 144A (Mexico)                                                      4/1/07                 24
 ..........................................................................................................................
              6,920  McCaw International, Ltd.                                                  4/15/07            103,800
 ..........................................................................................................................
              1,850  Mediq, Inc. 144A                                                            6/1/09                 19
 ..........................................................................................................................
                765  Metronet Communications
                     144A                                                                       8/15/07             22,950
 ..........................................................................................................................
              1,240  Ntelos, Inc.                                                               8/15/10              1,240
 ..........................................................................................................................
              1,990  Orbital Imaging Corp. 144A                                                  3/1/05                  1
 ..........................................................................................................................
              3,895  Orion Network Systems                                                      1/15/07                487
 ..........................................................................................................................
              7,130  Pagemart, Inc. 144A                                                       12/31/03                 71
 ..........................................................................................................................
              3,200  Paxson Communications Corp.
                     144A                                                                       6/30/03             12,800
 ..........................................................................................................................
                850  Pliant Corp. 144A                                                           6/1/10                850
 ..........................................................................................................................
              1,770  Railamerica Transportation Corp.                                           8/15/10            123,900
 ..........................................................................................................................
              2,175  Raintree Resort 144A                                                       12/1/04                 22
 ..........................................................................................................................
              1,790  Startec Global Communications
                     Corp.                                                                      5/15/08                 54
 ..........................................................................................................................
                960  Sterling Chemicals Holdings                                                8/15/08                806
 ..........................................................................................................................
              1,330  Telehub Communications
                     Corp. 144A                                                                 7/31/05                 13
 ..........................................................................................................................
              1,140  Travel Centers of America                                                  5/1/09                  11
 ..........................................................................................................................
              3,450  Ubiquitel, Inc. 144A                                                       4/15/10              8,625
 ..........................................................................................................................
              6,950  UIH Australia/Pacific, Inc. 144A                                           5/15/06              6,950
 ..........................................................................................................................
             19,720  USN Communications Inc.                                                    8/15/04                 20
 ..........................................................................................................................
              2,460  Veraldo Holdings, Inc. 144A                                                4/15/08              1,230
 ..........................................................................................................................
                 70  Versatel Telecom NV
                     (Netherlands)                                                              5/15/08              1,348
 ..........................................................................................................................
              1,950  WAM!NET, Inc.                                                              3/1/05                  20
 ..........................................................................................................................
            304,700  Wright Medical Technology, Inc.
                     144A                                                                       6/30/03                  1
 ..........................................................................................................................
              2,050  XM Satellite Radio Holdings, Inc.
                     144A                                                                       3/15/10              2,050
--------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $3,715,201)                                                                          $1,819,626
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks (0.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number Of Shares                                                                                                     Value
 ..........................................................................................................................
                539  Anker Coal Group, Inc.14.25% cv. pfd.                                                          $2,695
 ..........................................................................................................................
              4,300  Global Crossing, Ltd. 144A 7.00% cum.
                     cv. pfd. (Bermuda)                                                                            411,725
 ..........................................................................................................................
              2,590  Interact Systems, Inc. 144A 14.00% cv. pfd.
                     (In default) (NON)                                                                                 26
 ..........................................................................................................................
             14,400  LTV Corp. (The) 144A $4.125 cv. pfd.
                     (In default) (NON)                                                                             25,200
 ..........................................................................................................................
                130  Paxson Communications Corp. 144A
                     9.75% cv. pfd. (PIK)                                                                        1,222,000
 ..........................................................................................................................
             15,352  Penisula Gaming Partners 144A
                     $7.14 cv. pfd.                                                                                 92,109
 ..........................................................................................................................
              5,870  PSINet, Inc. 144A $3.50 cv. pfd.                                                                  370
 ..........................................................................................................................
                154  World Access, Inc. 144A Ser. D,
                     zero % cv. pfd.                                                                                 2,536
 ..........................................................................................................................
              2,736  XCL, Ltd. 144A Ser. A, $9.50 cum.
                     cv. pfd. (PIK)                                                                                  1,368
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $4,395,847)                                                                          $1,758,029
--------------------------------------------------------------------------------------------------------------------------
Purchased Options Outstanding (--%) (a) (cost $27,299)
--------------------------------------------------------------------------------------------------------------------------
                                                                                              Expiration Date/
Contract Amount                                                                                 Strike Price         Value
 ..........................................................................................................................
           $412,800  Argentina (Republic of)
                     FRB option (Lehman Brothers
                     Special Financing, Inc.)                                                   Aug. 01/88.7       $28,896
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments (1.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
            $80,000  U.S. Treasury Bills 4.165%,
                     September 13, 2001                                                                            $78,759
 ..........................................................................................................................
         12,044,000  Interest in $1,000,000,000 joint
                     repurchase agreement dated
                     June 29, 2001, with Credit Suisse
                     First Boston due July 2, 2001,
                     with respect to various U.S.
                     Government obligations-- maturity
                     value of $12,048,115, for an
                     effective yield of 4.1%                                                                    12,044,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $12,122,759)                                                                        $12,122,759
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $907,570,546) (b)                                                                  $719,162,020
--------------------------------------------------------------------------------------------------------------------------

Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                                                  Unrealized
                                      Aggregate     Expiration   Appreciation/
                       Total Value   Face Value        Date     (Depreciation)
 ..............................................................................
U.S. Agency
10yr (Long)             $3,330,406   $3,346,488       Sep-01       $(16,082)
 ..............................................................................
U.S. Treasury Note
10yr (Long)              1,854,277    1,837,401       Sep-01         16,876
 ..............................................................................
U.S. Treasury Note
5yr (Long)               1,136,781    1,132,383       Sep-01          4,398
------------------------------------------------------------------------------
                                                                     $5,192
------------------------------------------------------------------------------

Written Put Options on Foreign Currency Outstanding at
June 30, 2001
(Premiums received $16,512)
--------------------------------------------------------------------------------------------------------------------------
                                                                                         Expiration Date/           Market
Contract Amount                                                                            Strike Price              Value
 ..........................................................................................................................
$825,600   Argentina (Republic of) FRB
           option (Lehman Brothers
           Special Financing, Inc.) (Call)                                                 Aug. 01/82.7            $23,117
--------------------------------------------------------------------------------------------------------------------------

Swap Contracts outstanding at June 30, 2001
------------------------------------------------------------------------------
                                        Notional    Termination    Unrealized
                                         Amount        Date       Appreciation
 ..............................................................................
Agreement with Merril Lynch
Capital Services dated April 27, 2001
to receive semi-annually the notional
amount multiplied by 6.74%, and
pay quarterly the notional amount
multiplied by USD Three
Month LIBOR.                          $15,600,000     Oct-01       $694,200
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Income Fund
The fund's portfolio
June 30, 2001 (Unaudited)

U.S. Government and Agency Obligations (67.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
U.S. Government Agency Mortgage Obligations (48.2%)
 ..........................................................................................................................
                     Federal Home Loan Mortgage Association
 ..........................................................................................................................
        $10,135,889    7 1/2s, with due dates from
                       October 1, 2029 to
                       December 1, 2029                                                                        $10,353,304
 ..........................................................................................................................
         38,702,000  Federal National Mortgage Association
                     7 1/2s, TBA, July 1, 2031                                                                  39,488,038
 ..........................................................................................................................
                     Federal National Mortgage Association
                     Pass-Through Certificates
 ..........................................................................................................................
         72,608,313    7 1/2s, with due dates from
                       October 1, 2029 to June 1, 2031                                                          74,120,747
 ..........................................................................................................................
         11,880,000    7 1/4s, May 15, 2030                                                                     12,856,298
 ..........................................................................................................................
         10,224,825    7s, with due dates from
                       December 1, 2029 to May 1, 2030                                                          10,279,455
 ..........................................................................................................................
            340,000    6 5/8s, November 15, 2030                                                                   341,591
 ..........................................................................................................................
         96,816,000    6s, TBA, July 1, 2031                                                                    92,913,347
 ..........................................................................................................................
        155,277,865    6s, with due dates from April 1, 2016
                       to May 1, 2031                                                                          151,893,168
 ..........................................................................................................................
            105,933    5 1/2s, August 15, 2014                                                                     102,381
 ..........................................................................................................................
                     Government National Mortgage
                     Association Pass-Through Certificates
 ..........................................................................................................................
          3,039,797    8 1/2s, with due dates from
                       October 15, 2017 to
                       November 15, 2017                                                                         3,237,474
 ..........................................................................................................................
         29,192,392    8s, with due dates from
                       January 15, 2022
                       to December 15, 2027                                                                     30,331,092
 ..........................................................................................................................
          3,367,351    7 1/2s, with due dates from
                       August 15, 2029 to January 15, 2030                                                       3,455,508
 ..........................................................................................................................
          5,231,817    7s, with due dates from
                       March 15, 2023 to September 15, 2028                                                      5,305,572
 ..........................................................................................................................
          6,977,658    6 1/2s, September 15, 2024                                                                6,941,584
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               441,619,559
--------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Obligations (19.0%)
 ..........................................................................................................................
                     U.S. Treasury Bonds
 ..........................................................................................................................
          8,240,000    6 1/8s, August 15, 2029                                                                   8,534,827
 ..........................................................................................................................
          9,900,000    5 3/8s, February 15, 2031                                                                 9,380,250
 ..........................................................................................................................
         13,425,000    5 1/4s, February 15, 2029                                                                12,275,417
 ..........................................................................................................................
                     U.S. Treasury Notes
 ..........................................................................................................................
         23,160,000    7s, July 15, 2006                                                                        25,121,420
 ..........................................................................................................................
         61,540,000    4 5/8s, May 15, 2006                                                                     60,693,825
 ..........................................................................................................................
         58,285,000    3 7/8s, June 30, 2003                                                                    57,883,999
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               173,889,738
--------------------------------------------------------------------------------------------------------------------------
                     Total U.S. Government and
                     Agency Obligations
                     (cost $619,380,042)                                                                      $615,509,297
--------------------------------------------------------------------------------------------------------------------------


Corporate Bonds and Notes (26.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (0.7%)
 ..........................................................................................................................
           $410,000  BE Aerospace, Inc. sr. sub. notes
                     Ser. B, 8s, 2008                                                                             $391,550
 ..........................................................................................................................
          3,105,000  Boeing Co. deb. 6 5/8s, 2038                                                                2,925,376
 ..........................................................................................................................
          2,260,000  Lockheed Martin Corp. bonds
                     8 1/2s, 2029                                                                                2,496,102
 ..........................................................................................................................
          1,040,000  Sequa Corp. sr. notes 9s, 2009                                                              1,037,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,850,428
--------------------------------------------------------------------------------------------------------------------------
Airlines (1.1%)
 ..........................................................................................................................
          3,504,382  Continental Airlines, Inc. pass-through
                     certificates Ser. 981C, 6.541s, 2009                                                        3,482,830
 ..........................................................................................................................
          5,580,000  Continental Airlines, Inc. pass-through
                     certificates Ser. 98-2, 6.32s, 2008                                                         5,426,717
 ..........................................................................................................................
          1,070,000  Northwest Airlines, Inc. company
                     guaranty 7 7/8s, 2008                                                                         989,985
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,899,532
--------------------------------------------------------------------------------------------------------------------------
Automotive (1.2%)
 ..........................................................................................................................
          2,085,000  DaimlerChrysler Corp. company
                     guaranty 8 1/2s, 2031                                                                       2,210,246
 ..........................................................................................................................
          1,920,000  Ford Motor Co. notes 7.45s, 2031                                                            1,844,986
 ..........................................................................................................................
          4,310,000  Ford Motor Co. bonds 6 5/8s, 2028                                                           3,748,967
 ..........................................................................................................................
          1,000,000  Hayes Wheels International, Inc. 144A
                     sr. sub. notes 9 1/8s, 2007                                                                   750,000
 ..........................................................................................................................
          1,000,000  Lear Corp. sub. notes 9 1/2s, 2006                                                          1,046,750
 ..........................................................................................................................
          1,410,000  Visteon Corp. sr. notes 8 1/4s, 2010                                                        1,469,262
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,070,211
--------------------------------------------------------------------------------------------------------------------------
Banking (5.3%)
 ..........................................................................................................................
          4,935,000  Bank of America Corp. sub. notes
                     7.4s, 2011                                                                                  5,126,379
 ..........................................................................................................................
          3,030,000  Bank One Corp. sub. notes 7 7/8s, 2010                                                      3,249,533
 ..........................................................................................................................
          6,000,000  Bank United Corp. notes Ser. A, 8s, 2009                                                    6,381,000
 ..........................................................................................................................
          8,150,000  BankAmerica Corp. sr. notes 5 7/8s, 2009                                                    7,758,637
 ..........................................................................................................................
          6,270,000  Citicorp sub. notes 6 3/8s, 2008                                                            6,174,194
 ..........................................................................................................................
          4,535,000  First Union Capital II company guaranty
                     Ser. A, 7.95s, 2029                                                                         4,602,163
 ..........................................................................................................................
          1,300,000  GS Escrow Corp. sr. notes 7 1/8s, 2005                                                      1,265,290
 ..........................................................................................................................
          2,000,000  Merita Bank, Ltd. sub. notes 6 1/2s,
                     2006 (Finland)                                                                              2,031,580
 ..........................................................................................................................
          1,300,000  National City Corp. sub. notes 7.2s, 2005                                                   1,349,075
 ..........................................................................................................................
          2,110,000  NB Capital Trust IV company guaranty
                     8 1/4s, 2027                                                                                2,150,976
 ..........................................................................................................................
          2,105,000  Norwest Corp. med. term sr. notes
                     6 3/4s, 2027                                                                                1,998,803
 ..........................................................................................................................
          1,000,000  Riggs Capital Trust 144A company
                     guaranty 8 7/8s, 2027                                                                         673,600
 ..........................................................................................................................
          2,630,000  Royal Bank of Scotland Group PLC bonds
                     Ser. 2, 8.817s, 2005 (United Kingdom)                                                       2,815,494
 ..........................................................................................................................
          1,900,000  Sovereign Bancorp, Inc. sr. notes
                     10 1/2s, 2006                                                                               2,056,750
 ..........................................................................................................................
            790,000  Webster Capital Trust I 144A bonds
                     9.36s, 2027                                                                                   676,754
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,310,228
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
 ..........................................................................................................................
          2,940,000  Pepsi Bottling Group, Inc. (The) sr.
                     notes Ser. B, 7s, 2029                                                                      2,933,209
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.1%)
 ..........................................................................................................................
            645,000  News America Holdings, Inc. deb.
                     7.7s, 2025                                                                                    606,429
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.5%)
 ..........................................................................................................................
          1,000,000  Adelphia Communications Corp.
                     sr. notes Ser. B, 9 7/8s, 2007                                                                992,500
 ..........................................................................................................................
          1,900,000  CSC Holdings, Inc. sr. sub. deb. 9 7/8s, 2013                                               1,995,000
 ..........................................................................................................................
            500,000  CSC Holdings, Inc. sr. notes 7 1/4s, 2008                                                     475,070
 ..........................................................................................................................
          1,000,000  TeleWest Communications PLC deb.
                     9 5/8s, 2006 (United Kingdom)                                                                 830,000
 ..........................................................................................................................
            490,000  United Pan-Europe NV 144A bonds
                     10 7/8s, 2009 (Netherlands)                                                                   176,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,468,970
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.3%)
 ..........................................................................................................................
            810,000  Lyondell Petrochemical Co. sec. notes
                     Ser. B, 9 7/8s, 2007                                                                          807,975
 ..........................................................................................................................
            750,000  Pioneer Americas Acquisition company
                     guaranty 9 1/4s, 2007 (In default) (NON)                                                      232,500
 ..........................................................................................................................
          1,740,000  Rohm & Haas Co. notes 7.4s, 2009                                                            1,811,462
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,851,937
--------------------------------------------------------------------------------------------------------------------------
Computers (0.3%)
 ..........................................................................................................................
          2,410,000  IBM Corp. deb. 7 1/8s, 2096                                                                 2,346,280
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.5%)
 ..........................................................................................................................
          3,411,000  Allied Corp. notes 6 1/8s, 2005                                                             3,438,936
 ..........................................................................................................................
         10,100,000  Tyco International, Ltd. company
                     guaranty 6 3/8s, 2005 (Luxembourg)                                                         10,218,776
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,657,712
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.7%)
 ..........................................................................................................................
          1,380,000  Ford Motor Credit Corp. bonds
                     7 3/8s, 2011                                                                                1,398,119
 ..........................................................................................................................
          4,040,000  Ford Motor Credit Corp. notes
                     7 3/8s, 2009                                                                                4,083,309
 ..........................................................................................................................
             50,000  Ford Motor Credit Corp. notes
                     6.55s, 2002                                                                                    50,719
 ..........................................................................................................................
          2,025,000  Household Finance Corp. notes
                     6 1/2s, 2008                                                                                1,995,071
 ..........................................................................................................................
          8,220,000  Household Finance Corp. sr. unsub.
                     5 7/8s, 2009                                                                                7,779,819
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,307,037
--------------------------------------------------------------------------------------------------------------------------
Containers (0.1%)
 ..........................................................................................................................
            500,000  Ball Corp. company guaranty 8 1/4s, 2008                                                      505,000
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.0%)
 ..........................................................................................................................
          2,295,000  American Electric Power notes Ser. A,
                     6 1/8s, 2006                                                                                2,259,818
 ..........................................................................................................................
          3,610,000  Arizona Public Service Co. sr. notes
                     6 3/4s, 2006                                                                                3,613,069
 ..........................................................................................................................
          2,605,000  CILCORP, Inc. sr. notes 8.7s, 2009                                                          2,737,251
 ..........................................................................................................................
          1,415,000  CMS Energy Corp. sr. notes 8 1/8s, 2002                                                     1,428,867
 ..........................................................................................................................
            550,000  Mission Energy Holding 144A sec. notes
                     13 1/2s, 2008                                                                                 539,688
 ..........................................................................................................................
            665,029  Northeast Utilities notes Ser. A,
                     8.58s, 2006                                                                                   687,154
 ..........................................................................................................................
          2,860,000  PSI Energy, Inc. 144A 1st mtge.
                     6.65s, 2006                                                                                 2,824,726
 ..........................................................................................................................
          4,190,000  TXU Electrical Capital company
                     guaranty 8.175s, 2037                                                                       4,121,494
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,212,067
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..........................................................................................................................
            870,000  Avista Corp. 144A sr. notes 9 3/4s, 2008                                                      917,954
--------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
 ..........................................................................................................................
          3,090,000  Transocean Sedco Forex, Inc. notes
                     6 5/8s, 2011                                                                                3,038,144
--------------------------------------------------------------------------------------------------------------------------
Financial (3.0%)
 ..........................................................................................................................
          3,355,000  AFLAC, Inc. sr. notes 6 1/2s, 2009                                                          3,294,711
 ..........................................................................................................................
          1,410,000  American General Institute 144A
                     company guaranty 8 1/8s, 2046                                                               1,506,585
 ..........................................................................................................................
          1,750,000  Associates First Capital Corp. deb.
                     6.95s, 2018                                                                                 1,736,210
 ..........................................................................................................................
          3,330,000  Associates First Capital Corp. sr. notes
                     6 1/4s, 2008                                                                                3,276,221
 ..........................................................................................................................
          3,495,000  Conseco Financing Trust II company
                     guaranty 8.7s, 2026                                                                         2,341,650
 ..........................................................................................................................
          3,275,000  Liberty Mutual Insurance 144A notes
                     7.697s, 2097                                                                                2,567,960
 ..........................................................................................................................
          3,870,000  Principal Financial Group AU 144A
                     notes 7.95s, 2004 (Australia)                                                               4,090,203
 ..........................................................................................................................
          2,660,000  Salomon, Inc. sr. notes 6 3/4s, 2003                                                        2,731,714
 ..........................................................................................................................
          4,315,000  Sun Life Canada Capital Trust 144A
                     company guaranty 8.526s, 2049                                                               4,222,271
 ..........................................................................................................................
          2,115,000  TIG Capital Trust I 144A bonds
                     8.597s, 2027                                                                                1,342,940
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,110,465
--------------------------------------------------------------------------------------------------------------------------
Food (0.1%)
 ..........................................................................................................................
            480,000  Aurora Foods, Inc. sr. sub. notes
                     Ser. B, 9 7/8s, 2007                                                                          421,200
 ..........................................................................................................................
            340,000  Doane Pet Care Co. sr. sub. deb.
                     9 3/4s, 2007                                                                                  238,000
 ..........................................................................................................................
            180,000  Vlasic Foods Intl., Inc. sr. sub. notes
                     Ser. B, 10 1/4s, 2009 (In default) (NON)                                                       54,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   713,200
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.4%)
 ..........................................................................................................................
            850,000  International Game Technology sr. notes
                     8 3/8s, 2009                                                                                  867,000
 ..........................................................................................................................
          1,050,000  Mohegan Tribal Gaming sr. sub. notes
                     8 3/4s, 2009                                                                                1,071,000
 ..........................................................................................................................
          1,500,000  Park Place Entertainment Corp. sr.
                     sub. notes 9 3/8s, 2007                                                                     1,575,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,513,000
--------------------------------------------------------------------------------------------------------------------------
Health Care (0.1%)
 ..........................................................................................................................
            100,000  HCA, Inc. notes 7 1/4s, 2008                                                                   96,750
 ..........................................................................................................................
            980,000  Tenet Healthcare Corp. sr. sub. notes
                     8 5/8s, 2007                                                                                1,016,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,113,500
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
 ..........................................................................................................................
          1,305,000  D.R. Horton, Inc. company guaranty
                     8s, 2009                                                                                    1,252,800
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.7%)
 ..........................................................................................................................
          2,205,000  Goldman Sachs Group, Inc (The) notes
                     Ser. B, 7.35s, 2009                                                                         2,271,944
 ..........................................................................................................................
          4,410,000  Morgan Stanley, Dean Witter & Co.
                     sr. notes 6 3/4s, 2011                                                                      4,377,057
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,649,001
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.2%)
 ..........................................................................................................................
          2,200,000  HMH Properties, Inc. company guaranty
                     Ser. B, 7 7/8s, 2008                                                                        2,068,000
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.4%)
 ..........................................................................................................................
          4,015,000  Norsk Hydro ASA notes 6.36s, 2009
                     (Norway)                                                                                    3,929,802
--------------------------------------------------------------------------------------------------------------------------
Media (0.5%)
 ..........................................................................................................................
          4,715,000  AOL Time Warner, Inc. bonds 7 5/8s, 2031                                                    4,713,821
--------------------------------------------------------------------------------------------------------------------------
Medical Services (--%)
 ..........................................................................................................................
            260,000  Integrated Health Services, Inc. sr. sub.
                     notes Ser. A, 9 1/4s, 2008 (In default) (NON)                                                   1,625
 ..........................................................................................................................
            640,000  Multicare Cos., Inc. sr. sub. notes
                     9s, 2007 (In default) (NON)                                                                    25,600
 ..........................................................................................................................
            340,000  Sun Healthcare Group, Inc. sr. sub. notes
                     Ser. B, 9 1/2s, 2007 (In default) (NON)                                                            34
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    27,259
--------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ..........................................................................................................................
          1,140,000  AK Steel Corp. company guaranty
                     7 7/8s, 2009                                                                                1,100,100
 ..........................................................................................................................
            180,000  WHX Corp. sr. notes 10 1/2s, 2005                                                              84,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,184,700
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.8%)
 ..........................................................................................................................
            660,000  El Paso Energy Partners L.P. 144A
                     company guaranty 8 1/2s, 2011                                                                 663,300
 ..........................................................................................................................
            500,000  Gulf Canada Resources, Ltd. sr. sub.
                     notes 9 5/8s, 2005 (Canada)                                                                   514,375
 ..........................................................................................................................
          2,790,000  Phillips Petroleum Co. notes 8 3/4s, 2010                                                   3,185,678
 ..........................................................................................................................
          1,000,000  Snyder Oil Corp. sr. sub. notes
                     8 3/4s, 2007                                                                                1,062,680
 ..........................................................................................................................
            645,000  Union Oil Company of California
                     company guaranty 7 1/2s, 2029                                                                 652,617
 ..........................................................................................................................
          1,080,000  Union Pacific Resources Group, Inc.
                     notes 7.3s, 2009                                                                            1,112,767
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,191,417
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.3%)
 ..........................................................................................................................
            660,000  Abitibi-Consolidated Inc. deb. 8.85s,
                     2030 (Canada)                                                                                 683,371
 ..........................................................................................................................
          1,330,000  Abitibi-Consolidated Inc. deb. 8 1/2s,
                     2029 (Canada)                                                                               1,327,313
 ..........................................................................................................................
            740,000  Georgia-Pacific Corp. notes 8 7/8s, 2031                                                      740,703
 ..........................................................................................................................
            340,000  Norampac, Inc. sr. notes 9 1/2s,
                     2008 (Canada)                                                                                 350,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,101,587
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (0.1%)
 ..........................................................................................................................
          1,000,000  ICN Pharmaceuticals, Inc. sr. notes
                     Ser. B, 9 1/4s, 2005                                                                        1,025,000
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.1%)
 ..........................................................................................................................
            510,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                          474,116
 ..........................................................................................................................
            342,000  York Power Funding 144A notes 12s,
                     2007 (Cayman Islands)                                                                         348,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   822,956
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.3%)
 ..........................................................................................................................
          2,785,000  Burlington Northern Santa Fe Corp.
                     notes 7 1/8s, 2010                                                                          2,799,259
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.0%)
 ..........................................................................................................................
          4,980,000  US West Capital Funding, Inc. company
                     guaranty 6 1/4s, 2005                                                                       4,955,299
 ..........................................................................................................................
          3,960,000  Verizon Global Funding Corp. 144A
                     notes 7 1/4s, 2010                                                                          4,034,527
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,989,826
--------------------------------------------------------------------------------------------------------------------------
Retail (0.4%)
 ..........................................................................................................................
          1,030,000  K mart Corp. notes 8 3/8s, 2004                                                             1,006,825
 ..........................................................................................................................
            600,000  K mart Corp. med. term notes 7.76s, 2002                                                      597,924
 ..........................................................................................................................
            400,000  K mart Corp. med. term notes 7.74s, 2002                                                      398,572
 ..........................................................................................................................
          1,500,000  Southland Corp. deb. Ser. A, 4 1/2s, 2004                                                   1,342,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,345,821
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.1%)
 ..........................................................................................................................
          1,440,000  Fairchild Semiconductor Corp. sr. sub.
                     notes 10 1/8s, 2007                                                                         1,382,400
--------------------------------------------------------------------------------------------------------------------------
Software (--%)
 ..........................................................................................................................
            120,000  Telehub Communications Corp. company
                     guaranty stepped-coupon zero %
                     (13 7/8s, 7/31/02), 2005 (STP)                                                                     12
--------------------------------------------------------------------------------------------------------------------------
Technology (0.1%)
 ..........................................................................................................................
            940,000  Amkor Technologies, Inc. sr. notes
                     9 1/4s, 2006                                                                                  914,150
 ..........................................................................................................................
            500,000  Flextronics International, Ltd. sr. sub.
                     notes Ser. B, 8 3/4s, 2007 (Singapore)                                                        472,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,386,650
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.6%)
 ..........................................................................................................................
             60,000  Flag Ltd. 144A sr. notes 8 1/4s, 2008
                     (Bermuda)                                                                                      46,800
 ..........................................................................................................................
          4,295,000  France Telecom 144A notes 7 3/4s,
                     2011 (France)                                                                               4,375,445
 ..........................................................................................................................
          1,140,000  Global Crossing Holdings, Ltd. company
                     guaranty 9 1/2s, 2009 (Bermuda)                                                               883,500
 ..........................................................................................................................
            330,000  Global Crossing Holdings, Ltd.
                     company guaranty 8.7s, 2007 (Bermuda)                                                         255,750
 ..........................................................................................................................
            570,000  Nextel Communications, Inc. sr. notes
                     12s, 2008                                                                                     513,000
 ..........................................................................................................................
          1,875,000  Qwest Capital Funding, Inc. company
                     guaranty 7.9s, 2010                                                                         1,929,994
 ..........................................................................................................................
          2,720,000  Sprint Capital Corp. company guaranty
                     7 5/8s, 2011                                                                                2,688,230
 ..........................................................................................................................
            125,000  Sprint Capital Corp. company guaranty
                     6 1/8s, 2008                                                                                  114,743
 ..........................................................................................................................
          4,390,000  Worldcom, Inc. notes 7 1/2s, 2011                                                           4,272,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,080,337
--------------------------------------------------------------------------------------------------------------------------
Telephone (0.1%)
 ..........................................................................................................................
            140,000  Birch Telecommunications, Inc. sr. notes
                     14s, 2008                                                                                      70,000
 ..........................................................................................................................
            440,000  Voicestream Wireless Corp. sr. notes
                     10 3/8s, 2009                                                                                 499,198
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   569,198
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
 ..........................................................................................................................
            500,000  William Carter Holdings Co. sr. sub.
                     notes Ser. A, 10 3/8s, 2006                                                                   510,000
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.4%)
 ..........................................................................................................................
          1,940,000  Philip Morris Cos., Inc. notes 7 1/4s, 2003                                                 1,992,516
 ..........................................................................................................................
          1,750,000  Philip Morris Cos., Inc. notes 7 1/8s, 2004                                                 1,804,110
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,796,626
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ..........................................................................................................................
          1,305,000  Allied Waste Industries, Inc. deb.
                     7.4s, 2035                                                                                  1,091,306
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.3%)
 ..........................................................................................................................
          2,460,000  Azurix Corp. sr. notes Ser. B,
                     10 3/8s, 2007                                                                               2,460,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $251,706,979)                                                                      $246,803,081
--------------------------------------------------------------------------------------------------------------------------
Collateralized Mortgage Obligations (11.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
                     Commercial Mortgage Asset Trust
 ..........................................................................................................................
        $41,624,500    Ser. 99-C1, Class X, Interest Only (IO),
                       7.649s, 2020                                                                             $2,495,844
 ..........................................................................................................................
          4,349,000    Ser. 99-C1, Class A3, 6.64s, 2010                                                         4,381,957
 ..........................................................................................................................
          2,575,000  Countrywide Home Loan Ser. 98-A12,
                     Class A14, 8s, 2028                                                                         2,677,195
 ..........................................................................................................................
          1,520,000  Criimi Mae Commercial Mortgage Trust
                     Ser. 98-C1, Class A2, 7s, 2011                                                              1,469,080
 ..........................................................................................................................
                     CS First Boston Mortgage Securities Corp.
 ..........................................................................................................................
          1,396,000    Ser. 99-C1, Class E, 7.923s, 2009                                                         1,431,118
 ..........................................................................................................................
         10,400,000    Ser. 00-C1, Class A2, 7.545s, 2010                                                       11,001,250
 ..........................................................................................................................
          9,500,000    Ser. 99-C1, Class A2, 7.29s, 2009                                                         9,897,813
 ..........................................................................................................................
                     Fannie Mae
 ..........................................................................................................................
          1,848,173    Ser. 217, Class 2, IO, 8s, 2023                                                             433,743
 ..........................................................................................................................
            672,204    Ser. 176, Class 2, IO, 8s, 2022                                                             157,758
 ..........................................................................................................................
              3,016    Ser. 92-15, Class L, IO, 8s, 2022                                                            90,285
 ..........................................................................................................................
         10,256,765    Ser. 01-T4, Class A1, 7 1/2s, 2028                                                       10,577,289
 ..........................................................................................................................
          7,140,000    Ser. 01-T7, Class A1, 7s, 2030                                                            7,351,969
 ..........................................................................................................................
          5,390,000  FFCA Secured Lending Corp. 144A
                     Ser. 00-1, Class A2, 7.77s, 2027                                                            5,569,972
 ..........................................................................................................................
            449,708  G-Force FRB Ser. 01-1, Class A,
                     4.69s, 2033                                                                                   449,708
 ..........................................................................................................................
          2,400,000  GE Capital Mortgage Services, Inc.
                     Ser. 98-11, Class 2A4, 6 3/4s, 2028                                                         2,369,040
 ..........................................................................................................................
                     General Growth Properties-Homart
                     144A FRB
 ..........................................................................................................................
            605,000    Ser. 99-C1, Class F, 8.07s, 2003                                                            605,000
 ..........................................................................................................................
            530,000    Ser. 99-C1, Class G, 8.07s, 2003                                                            530,000
 ..........................................................................................................................
          2,466,250  General Growth Properties-Ivanhoe FRB
                     Ser. 99-C1, Class F, 7.73s, 2004                                                            2,466,250
 ..........................................................................................................................
                     Government National Mortgage
                     Association
 ..........................................................................................................................
          5,706,865    Ser. 99-46, Class SQ, IO, 8s, 2027                                                          351,332
 ..........................................................................................................................
          4,789,789    Ser. 98-2, Class EA, PO, zero %, 2028                                                     3,759,984
 ..........................................................................................................................
                     GS Mortgage Securities Corp. II
 ..........................................................................................................................
          3,220,000    Ser. 98-C1, Class A2, 6.62s, 2030                                                         3,238,490
 ..........................................................................................................................
          2,820,000    Ser. 01-LIB, Class A2, 6.615s, 2016                                                       2,777,259
 ..........................................................................................................................
          1,385,000  LB Commercial Conduit Mortgage Trust
                     Ser. 99-C2, Class B, 7.425s, 2009                                                           1,436,202
 ..........................................................................................................................
                     Merrill Lynch Mortgage Investors, Inc.
 ..........................................................................................................................
         21,672,521    Ser. 98-C2, IO, 7.86s, 2030                                                               1,365,369
 ..........................................................................................................................
          1,395,000    Ser. 96-C2, Class E, 6.96s, 2028                                                          1,282,563
 ..........................................................................................................................
         10,000,000  Morgan Stanley Capital I Ser. WF2,
                     Class B, 6.63s, 2008                                                                       10,042,188
 ..........................................................................................................................
                     Morgan Stanley, Dean Witter Capital I
 ..........................................................................................................................
            685,000    Ser. 00, Class B, 7.638s, 2010                                                              724,173
 ..........................................................................................................................
          2,800,000    Ser. 00-LIF2, Class A2, 7.2s, 2010                                                        2,895,156
 ..........................................................................................................................
          5,389,000  PNC Mortgage Acceptance Corp.
                     Ser. 01-C1, Class A2, 6.36s, 2011                                                           5,283,746
 ..........................................................................................................................
          3,128,000  Salomon Brothers Mortgage Securities
                     VII Ser. 00-C3, Class A2, 6.592s, 2010                                                      3,126,045
 ..........................................................................................................................
          4,210,278  TIAA Retail Commercial Mortgage Trust
                     Ser. 99-1, Class A, 7.17s, 2032                                                             4,372,795
--------------------------------------------------------------------------------------------------------------------------
                     Total Collateralized
                     Mortgage Obligations
                     (cost $103,550,947)                                                                      $104,610,573
--------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (2.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $1,327,000  Advanta Mortgage Loan Trust
                     Ser. 00-1, Class A4, 8.61s, 2028                                                           $1,409,911
 ..........................................................................................................................
          1,155,000  Conseco Finance Securitization
                     Ser. 00-4, Class A6, 8.31s, 2032                                                            1,221,954
 ..........................................................................................................................
          4,590,000  Conseco Finance Securitization
                     Ser. 00-5, Class A6, 7.96s, 2032                                                            4,762,125
 ..........................................................................................................................
         15,900,000  First USA Credit Card Master Trust
                     Ser. 98-5, Class A, 5.163s, 2006                                                           15,904,929
 ..........................................................................................................................
          1,150,824  Ford Credit Auto Owner Trust
                     Ser. 00-C3, Class A3, 7.13s, 2002                                                           1,158,016
--------------------------------------------------------------------------------------------------------------------------
                     Total Asset-Backed Securities
                     (cost $24,199,879)                                                                        $24,456,935
--------------------------------------------------------------------------------------------------------------------------
Foreign Government Bonds and Notes (0.7%) (a)
(cost $6,541,830)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $6,675,000  Quebec (Province of) sr. unsub.
                     5 3/4s, 2009 (Canada)                                                                      $6,420,549
--------------------------------------------------------------------------------------------------------------------------
Preferred Stock (0.1%) (a) (cost $491,250)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
            500,000  Fresenius Medical Capital Trust II company
                     guaranty pfd. 7.875%, 2008 (Germany)                                                         $496,250
--------------------------------------------------------------------------------------------------------------------------
Common Stocks (--%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
              8,501  Aurora Foods, Inc.                                                                            $46,585
 ..........................................................................................................................
             53,517  Safety Components International, Inc.                                                         267,586
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $1,043,750)                                                                            $314,171
--------------------------------------------------------------------------------------------------------------------------
Warrants (--%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                           Expiration Date         Value
 ..........................................................................................................................
                140  Birch Telecommunications,
                     Inc. 144A (PIK)                                                            6/15/08                $14
 ..........................................................................................................................
                120  Telehub Communications
                     Corp. 144A                                                                 7/31/05                  1
--------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $6,700)                                                                                     $15
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments (15.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $40,000,000  Corporate Receivables Corp. effective
                     yield of 4.18%, July 2, 2001                                                              $39,986,067
 ..........................................................................................................................
         15,500,000  UBS Finance LLC effective yield of
                     4.14%, July 2, 2001                                                                        15,494,653
 ..........................................................................................................................
         44,550,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $44,565,221 for an effective yield
                     of 4.1%                                                                                    44,550,000
 ..........................................................................................................................
         44,574,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg
                     Securities due July 2, 2001 with respect
                     to various U.S. Government obligations--
                     maturity value of $44,589,229 for an
                     effective yield of 4.1%                                                                    44,574,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $144,604,720)                                                                      $144,604,720
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $1,151,526,097) (b)                                                              $1,143,215,591
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                                                  Unrealized
                                     Aggregate    Expiration     Appreciation/
                      Total Value   Face Value      Date        (Depreciation)
 ..............................................................................
U.S. Treasury Bond
(Long)                   $200,625     $197,752    Sep-01             $2,873
 ..............................................................................
U.S. Treasury Note
5 yr (Long)             9,610,970    9,574,066    Sep-01             36,904
 ..............................................................................
U.S. Treasury Note
10 yr (Short)          25,135,813   25,069,213    Sep-01            (66,600)
------------------------------------------------------------------------------
                                                                   $(26,823)
------------------------------------------------------------------------------
TBA Sales Commitments at June 30, 2001
(premium received $109,092,999)
------------------------------------------------------------------------------
                          Principal         Settlement            Market
Agency                      Amount             Date               Value
 ..............................................................................
FNMA, 7 1/2s, July 2031  $20,135,000          7/16/01         $20,543,942
 ..............................................................................
FNMA, 6s, July 2031       15,845,000          7/16/01          15,206,288
 ..............................................................................
FNMA, 6s, July 2016       73,703,000          7/19/01          72,597,455
------------------------------------------------------------------------------
                                                             $108,347,685
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International Growth Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (92.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Australia (1.6%)
 ..........................................................................................................................
            459,301  BHP Billiton, Ltd.                                                                         $2,424,248
 ..........................................................................................................................
            234,145  News Corp., Ltd. ADR                                                                        8,698,487
 ..........................................................................................................................
            139,955  Rio Tinto, Ltd.                                                                             2,427,256
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,549,991
--------------------------------------------------------------------------------------------------------------------------
Belgium (0.7%)
 ..........................................................................................................................
            348,765  Dexia                                                                                       5,495,876
 ..........................................................................................................................
             33,809  Fortis (B)                                                                                    815,458
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,311,334
--------------------------------------------------------------------------------------------------------------------------
Brazil (1.0%)
 ..........................................................................................................................
            111,788  Companhia de Bebidas das Americas ADR                                                       2,587,892
 ..........................................................................................................................
            148,485  Petroleo Brasileiro SA ADR                                                                  3,860,610
 ..........................................................................................................................
             70,536  Unibanco-Uniao de Bancos Brasileiros
                     SA GDR                                                                                      1,795,141
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,243,643
--------------------------------------------------------------------------------------------------------------------------
Canada (3.6%)
 ..........................................................................................................................
             51,122  Alcan Aluminum, Ltd.                                                                        2,149,314
 ..........................................................................................................................
             79,047  BCE, Inc.                                                                                   2,078,936
 ..........................................................................................................................
             61,245  BCE, Inc.                                                                                   1,642,617
 ..........................................................................................................................
            158,100  Nortel Networks Corp. (NON)                                                                 1,437,129
 ..........................................................................................................................
             74,661  PanCanadian Petroleum, Ltd.                                                                 2,287,800
 ..........................................................................................................................
            158,902  Royal Bank of Canada                                                                        5,085,911
 ..........................................................................................................................
            229,343  Sun Life Financial Services of Canada, Inc.                                                 5,487,607
 ..........................................................................................................................
            161,957  Suncor Energy, Inc.                                                                         4,119,631
 ..........................................................................................................................
            224,828  Toronto-Dominion Bank                                                                       5,724,780
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,013,725
--------------------------------------------------------------------------------------------------------------------------
Denmark (0.7%)
 ..........................................................................................................................
            325,794  Danske Bank A/S                                                                             5,855,339
--------------------------------------------------------------------------------------------------------------------------
Finland (1.0%)
 ..........................................................................................................................
             75,416  Nokia OYJ Class A                                                                           1,708,583
 ..........................................................................................................................
            415,081  Stora Enso OYJ Class A                                                                      4,496,423
 ..........................................................................................................................
             20,852  Stora Enso OYJ Class R                                                                        222,353
 ..........................................................................................................................
             44,298  TietoEnator OYJ                                                                               985,971
 ..........................................................................................................................
             42,200  TietoEnator OYJ 144A                                                                          939,275
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,352,605
--------------------------------------------------------------------------------------------------------------------------
France (14.1%)
 ..........................................................................................................................
             49,373  Accor SA                                                                                    2,082,951
 ..........................................................................................................................
            102,674  Alstom                                                                                      2,855,304
 ..........................................................................................................................
            128,970  Aventis SA                                                                                 10,292,591
 ..........................................................................................................................
             12,980  Banque Nationale de Paris                                                                   1,129,255
 ..........................................................................................................................
            216,065  Bouygues SA                                                                                 7,299,604
 ..........................................................................................................................
             58,164  Groupe Danone                                                                               7,979,242
 ..........................................................................................................................
            109,046  Havas Advertising ADR                                                                       1,186,420
 ..........................................................................................................................
            288,398  Havas Advertising SA                                                                        3,172,926
 ..........................................................................................................................
            104,277  Lafarge Coppee                                                                              8,913,212
 ..........................................................................................................................
            284,900  Orange SA (NON)                                                                             2,314,664
 ..........................................................................................................................
             59,040  Publicis SA                                                                                 1,429,015
 ..........................................................................................................................
            264,939  Sanofi-Synthelabo SA                                                                       17,376,885
 ..........................................................................................................................
            128,045  Societe Generale                                                                            7,580,096
 ..........................................................................................................................
            171,425  Societe Television Francaise I                                                              4,999,353
 ..........................................................................................................................
            270,984  TotalFinaElf SA Class B                                                                    37,931,804
 ..........................................................................................................................
             41,219  Vivendi Universal SA ADR                                                                    2,390,702
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               118,934,024
--------------------------------------------------------------------------------------------------------------------------
Germany (5.9%)
 ..........................................................................................................................
             60,453  Allianz Versicherungs AG                                                                   17,737,648
 ..........................................................................................................................
            300,714  Bayerische Motoren Werke (BMW) AG                                                           9,899,827
 ..........................................................................................................................
            117,971  Deutsche Post AG                                                                            1,866,987
 ..........................................................................................................................
             51,891  Deutsche Post AG 144A                                                                         821,217
 ..........................................................................................................................
             86,478  Metro AG                                                                                    3,256,792
 ..........................................................................................................................
             42,628  Muenchener Rueckversicherungs-
                     Gesellschaft AG                                                                            11,959,219
 ..........................................................................................................................
              2,060  Muenchener Rueckversicherungs-
                     Gesellschaft AG 144A                                                                          577,930
 ..........................................................................................................................
            172,606  ProSieben SAT.1 Media AG                                                                    2,483,300
 ..........................................................................................................................
             12,117  SAP AG                                                                                      1,670,477
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                50,273,397
--------------------------------------------------------------------------------------------------------------------------
Hong Kong (2.5%)
 ..........................................................................................................................
          1,093,000  Cheung Kong Holdings                                                                       11,911,661
 ..........................................................................................................................
            467,500  China Mobile, Ltd. (NON)                                                                    2,469,517
 ..........................................................................................................................
            155,000  Hang Seng Bank, Ltd.                                                                        1,589,846
 ..........................................................................................................................
          1,114,600  Hong Kong and China Gas Co., Ltd.                                                           1,400,485
 ..........................................................................................................................
            917,000  Hong Kong Electric Holdings, Ltd.                                                           3,527,149
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,898,658
--------------------------------------------------------------------------------------------------------------------------
Ireland (2.8%)
 ..........................................................................................................................
            278,683  Allied Irish Banks PLC                                                                      3,113,212
 ..........................................................................................................................
            682,723  CRH PLC                                                                                    11,440,212
 ..........................................................................................................................
            144,992  Elan Corp. PLC ADR (NON)                                                                    8,957,591
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,511,015
--------------------------------------------------------------------------------------------------------------------------
Italy (3.3%)
 ..........................................................................................................................
          2,138,010  Banca Intesa SpA                                                                            7,545,189
 ..........................................................................................................................
            925,943  ENI SpA                                                                                    11,284,208
 ..........................................................................................................................
            355,314  San Paolo-IMI SpA                                                                           4,552,632
 ..........................................................................................................................
            913,018  Telecom Italia SpA                                                                          4,357,955
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,739,984
--------------------------------------------------------------------------------------------------------------------------
Japan (13.1%)
 ..........................................................................................................................
             21,250  Aiful Corp.                                                                                 1,917,101
 ..........................................................................................................................
             50,800  Asatsu-DK, Inc.                                                                             1,030,666
 ..........................................................................................................................
             35,000  Canon, Inc.                                                                                 1,414,595
 ..........................................................................................................................
              9,600  Fast Retailing Co., Ltd.                                                                    1,670,569
 ..........................................................................................................................
             35,000  Fuji Photo Film Co., Ltd.                                                                   1,510,024
 ..........................................................................................................................
                388  Fuji Television Network, Inc.                                                               2,230,922
 ..........................................................................................................................
            176,000  Fujitsu, Ltd.                                                                               1,848,917
 ..........................................................................................................................
            179,000  Honda Motor Co., Ltd.                                                                       7,866,239
 ..........................................................................................................................
             75,000  Matsushita Electric Industrial Co.                                                          1,174,018
 ..........................................................................................................................
            230,000  Matsushita Electric Works, Ltd.                                                             2,659,663
 ..........................................................................................................................
                900  Mitsumi Electric Company, Ltd.                                                                 16,780
 ..........................................................................................................................
             15,400  Murata Manufacturing Co., Ltd.                                                              1,023,785
 ..........................................................................................................................
          1,681,000  Nikko Securities Co., Ltd.                                                                 13,466,872
 ..........................................................................................................................
             25,100  Nintendo Co., Ltd.                                                                          4,569,126
 ..........................................................................................................................
              1,363  Nippon Telegraph and Telephone Corp.                                                        7,104,651
 ..........................................................................................................................
             14,000  Nippon Television Network Corp.                                                             3,390,537
 ..........................................................................................................................
            583,000  Nissan Motor Co., Ltd.                                                                      4,025,365
 ..........................................................................................................................
                866  NTT DoCoMo, Inc.                                                                           15,069,928
 ..........................................................................................................................
                284  NTT DoCoMo, Inc. 144A                                                                       4,942,101
 ..........................................................................................................................
             49,100  Omron Corp.                                                                                   887,895
 ..........................................................................................................................
             21,600  Orix Corp.                                                                                  2,101,107
 ..........................................................................................................................
             10,800  Rohm Co., Ltd.                                                                              1,678,460
 ..........................................................................................................................
            267,200  Sankyo Co., Ltd.                                                                            4,821,171
 ..........................................................................................................................
             93,000  Shionogi & Co., Ltd.                                                                        1,939,054
 ..........................................................................................................................
            209,000  Shiseido Co., Ltd.                                                                          1,960,946
 ..........................................................................................................................
             81,000  Sony Corp.                                                                                  5,326,383
 ..........................................................................................................................
             27,000  Takeda Chemical Industries                                                                  1,255,814
 ..........................................................................................................................
              4,000  Tokyo Broadcasting System, Inc.                                                                76,985
 ..........................................................................................................................
            430,000  Tokyo Gas Co., Ltd.                                                                         1,306,897
 ..........................................................................................................................
            357,900  Toyota Motor Corp.                                                                         12,599,687
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               110,886,258
--------------------------------------------------------------------------------------------------------------------------
Mexico (1.2%)
 ..........................................................................................................................
             16,026  America Movil SA de C.V. ADR Ser. L                                                           334,302
 ..........................................................................................................................
          1,167,866  Grupo Financiero Bancomer SA de CV (NON)                                                    1,155,654
 ..........................................................................................................................
            108,915  Grupo Televisa SA GDR (NON)                                                                 4,357,689
 ..........................................................................................................................
            128,797  Telefonos de Mexico SA de CV (Telmex)
                     ADR Class L                                                                                 4,519,487
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,367,132
--------------------------------------------------------------------------------------------------------------------------
Netherlands (6.5%)
 ..........................................................................................................................
            182,459  ABN AMRO Holdings NV                                                                        3,426,470
 ..........................................................................................................................
            192,106  Akzo-Nobel NV                                                                               8,128,965
 ..........................................................................................................................
             54,018  Fortis (NL) NV                                                                              1,312,947
 ..........................................................................................................................
             73,306  Gucci Group NV                                                                              6,139,378
 ..........................................................................................................................
            487,310  ING Groep NV                                                                               31,838,087
 ..........................................................................................................................
             54,374  VNU NV                                                                                      1,840,669
 ..........................................................................................................................
             93,462  Wolters Kluwer NV                                                                           2,511,326
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                55,197,842
--------------------------------------------------------------------------------------------------------------------------
Portugal (0.3%)
 ..........................................................................................................................
            355,336  Portugal Telecom, SGPS, SA (NON)                                                            2,477,940
 ..........................................................................................................................
            358,949  Portugal Telecom, SGPS (Rights) SA (NON)                                                       45,567
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,523,507
--------------------------------------------------------------------------------------------------------------------------
Singapore (0.9%)
 ..........................................................................................................................
             60,000  Chartered Semiconductor Manufacturing (NON)                                                   150,206
 ..........................................................................................................................
            316,366  DBS Group Holdings, Ltd.                                                                    2,327,370
 ..........................................................................................................................
            404,345  Overseas-Chinese Banking Corp.                                                              2,641,617
 ..........................................................................................................................
            222,000  Singapore Press Holdings, Ltd.                                                              2,437,551
 ..........................................................................................................................
             45,000  Venture Manufacturing, Ltd.                                                                   298,929
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,855,673
--------------------------------------------------------------------------------------------------------------------------
South Korea (3.0%)
 ..........................................................................................................................
            188,080  Korea Electric Power Corp.                                                                  3,506,576
 ..........................................................................................................................
            204,662  Korea Telecom Corp. ADR                                                                     4,498,471
 ..........................................................................................................................
            110,360  Pohang Iron & Steel Company, Ltd. ADR                                                       2,176,299
 ..........................................................................................................................
             79,394  Samsung Electronics Co., Ltd.                                                              11,743,951
 ..........................................................................................................................
              4,340  SK Telecom Co., Ltd.                                                                          640,300
 ..........................................................................................................................
            147,035  SK Telecom Co., Ltd. ADR                                                                    2,484,892
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,050,489
--------------------------------------------------------------------------------------------------------------------------
Spain (0.9%)
 ..........................................................................................................................
             72,015  Altadis SA                                                                                  1,026,336
 ..........................................................................................................................
             86,471  Banco Popular Espanol                                                                       3,021,619
 ..........................................................................................................................
             14,700  Industria de Diseno Textil (Inditex)
                     SA 144A (NON)                                                                                 234,506
 ..........................................................................................................................
            251,143  Telefonica SA (NON)                                                                         3,094,616
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,377,077
--------------------------------------------------------------------------------------------------------------------------
Sweden (2.7%)
 ..........................................................................................................................
            955,707  Investor AB Class B                                                                        12,170,190
 ..........................................................................................................................
            218,955  Sandvik AB                                                                                  4,408,814
 ..........................................................................................................................
            349,635  Svenska Handelsbanken AB Class A                                                            4,998,827
 ..........................................................................................................................
            237,170  Telefonaktiebolaget LM Ericsson AB
                     Class B                                                                                     1,297,477
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,875,308
--------------------------------------------------------------------------------------------------------------------------
Switzerland (4.3%)
 ..........................................................................................................................
              3,236  Serono SA Class B                                                                           3,211,146
 ..........................................................................................................................
              2,608  Cie Finance Richemont AG                                                                    6,676,759
 ..........................................................................................................................
              1,521  Julius Baer Holdings AG Class B                                                             5,853,581
 ..........................................................................................................................
             69,670  Nestle SA                                                                                  14,811,854
 ..........................................................................................................................
              2,916  Swatch Group AG (The) Class B                                                               2,921,193
 ..........................................................................................................................
              7,029  Swatch Group AG (The)                                                                       1,496,323
 ..........................................................................................................................
             11,026  UBS AG                                                                                      1,580,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                36,550,996
--------------------------------------------------------------------------------------------------------------------------
Taiwan (0.3%)
 ..........................................................................................................................
          1,372,952  Taiwan Semiconductor
                     Manufacturing Co. (NON)                                                                     2,555,815
--------------------------------------------------------------------------------------------------------------------------
United Kingdom (21.6%)
 ..........................................................................................................................
            644,661  AstraZeneca Group PLC                                                                      30,035,220
 ..........................................................................................................................
            544,380  BAE Systems PLC (NON)                                                                       2,606,737
 ..........................................................................................................................
            617,827  Billiton PLC                                                                                3,077,902
 ..........................................................................................................................
            485,246  BOC Group PLC                                                                               7,096,975
 ..........................................................................................................................
            231,701  BP PLC                                                                                      1,904,541
 ..........................................................................................................................
            369,691  Carlton Communications PLC                                                                  1,746,852
 ..........................................................................................................................
            813,676  Compass Group PLC (NON)                                                                     6,510,911
 ..........................................................................................................................
            845,063  GlaxoSmithKline PLC (NON)                                                                  23,768,242
 ..........................................................................................................................
            842,718  Granada PLC                                                                                 1,768,783
 ..........................................................................................................................
            255,848  Halifax Group PLC (NON)                                                                     2,957,548
 ..........................................................................................................................
            356,625  HSBC Holdings PLC                                                                           4,225,321
 ..........................................................................................................................
            124,752  Imperial Chemical Industries PLC                                                              731,580
 ..........................................................................................................................
          1,508,269  Invensys PLC                                                                                2,863,456
 ..........................................................................................................................
            547,550  Misys PLC                                                                                   3,826,997
 ..........................................................................................................................
            156,898  Rio Tinto PLC                                                                               2,784,548
 ..........................................................................................................................
            188,627  Royal Bank of Scotland Group PLC                                                            4,156,721
 ..........................................................................................................................
            937,700  Scottish Power PLC                                                                          6,896,736
 ..........................................................................................................................
          3,802,224  Shell Transport & Trading Co. PLC                                                          31,601,170
 ..........................................................................................................................
            194,783  Smith & Nephew PLC (NON)                                                                    1,010,777
 ..........................................................................................................................
            277,865  Smiths Group PLC                                                                            3,223,783
 ..........................................................................................................................
          2,105,417  Tesco PLC                                                                                   7,594,575
 ..........................................................................................................................
            261,745  United Business Media PLC                                                                   2,127,572
 ..........................................................................................................................
          9,996,545  Vodafone Group PLC                                                                         22,141,572
 ..........................................................................................................................
            833,068  WPP Group PLC                                                                               8,200,805
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               182,859,324
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $821,236,883)                                                                      $777,783,136
--------------------------------------------------------------------------------------------------------------------------
Units (0.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Units                                                                                                      Value
 ..........................................................................................................................
              5,400  Korea Telecom Corp. Structured
                     Warrants expiration 1/31/02 zero %
                     (issued by Merrill Lynch & Co., CV)                                                          $216,333
 ..........................................................................................................................
              3,720  Nippon Television Network Corp.
                     Warrants expiration 8/6/01 zero %
                     (issued by Lehman Brothers Finance
                     SA) (Japan)                                                                                   904,496
 ..........................................................................................................................
             35,000  Tokyo Broadcasting System, Inc.
                     Structured Call Warrants expiration
                     9/17/01 zero % (issued by Lehman
                     Brothers Finance SA) (Japan)                                                                  676,424
 ..........................................................................................................................
             51,900  Tokyo Broadcasting System, Inc.
                     Structured Notes 3.35s, 2001 (issued
                     by UBS AG) (Japan)                                                                          1,067,069
--------------------------------------------------------------------------------------------------------------------------
                     Total Units
                     (cost $5,489,962)                                                                          $2,864,322
--------------------------------------------------------------------------------------------------------------------------
Warrants (--%) (a) (NON) (cost $463)
--------------------------------------------------------------------------------------------------------------------------
Number of Warrants                                                                         Expiration Date           Value
 ..........................................................................................................................
              7,828  Publicis SA                                                                3/7/02             $22,260
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (5.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $1,918,231  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                       $1,914,000
 ..........................................................................................................................
         23,555,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C Warburg,
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $23,563,048 for an
                     effective yield of 4.10%                                                                   23,555,000
 ..........................................................................................................................
         23,655,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $23,663,082 for an effective yield
                     of 4.10%                                                                                   23,655,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $49,124,000)                                                                        $49,124,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $875,851,308) (b)                                                                  $829,793,718
--------------------------------------------------------------------------------------------------------------------------
The fund had the following industry group concentrations greater than
10% at June 30, 2001 (as a percentage of market value):

    Pharmaceuticals     11.9%
    Oil & gas           11.2
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT International Growth and Income  Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (95.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.7%)
 ..........................................................................................................................
            245,373  WPP Group PLC (United Kingdom)                                                             $2,415,476
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (1.1%)
 ..........................................................................................................................
            796,039  BAE Systems PLC (United Kingdom) (NON)                                                      3,811,794
--------------------------------------------------------------------------------------------------------------------------
Automotive (2.1%)
 ..........................................................................................................................
             43,000  Honda Motor Co., Ltd. (Japan)                                                               1,889,655
 ..........................................................................................................................
            408,000  Nissan Motor Co., Ltd. (Japan)                                                              2,817,065
 ..........................................................................................................................
             84,300  Toyota Motor Corp. (Japan)                                                                  2,967,739
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,674,459
--------------------------------------------------------------------------------------------------------------------------
Banking (16.7%)
 ..........................................................................................................................
            194,876  ABN AMRO Holdings NV (Netherlands)                                                          3,659,654
 ..........................................................................................................................
            249,396  Barclays PLC (United Kingdom)                                                               7,645,818
 ..........................................................................................................................
             52,850  Bayerische Vereinsbank AG (Germany)                                                         2,580,745
 ..........................................................................................................................
            396,959  Commonwealth Bank of Australia
                     (Australia)                                                                                 6,886,524
 ..........................................................................................................................
                305  DBS Group Holdings, Ltd. (Singapore)                                                            2,244
 ..........................................................................................................................
            387,791  HSBC Holdings PLC (United Kingdom)                                                          4,594,578
 ..........................................................................................................................
          1,029,017  IntesaBCI SpA (Italy)                                                                       3,631,474
 ..........................................................................................................................
            174,676  National Bank of Canada (Canada)                                                            3,338,125
 ..........................................................................................................................
            473,002  Overseas-Chinese Banking Corp.
                     (Singapore)                                                                                 3,090,159
 ..........................................................................................................................
            278,042  San Paolo-IMI SpA (Italy)                                                                   3,562,547
 ..........................................................................................................................
             91,946  Societe Generale (France)                                                                   5,443,082
 ..........................................................................................................................
            230,300  Toronto-Dominion Bank (Canada)                                                              5,864,113
 ..........................................................................................................................
             70,907  UBS AG (Switzerland)                                                                       10,161,706
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                60,460,769
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.6%)
 ..........................................................................................................................
            191,456  Diageo PLC (United Kingdom)                                                                 2,100,108
--------------------------------------------------------------------------------------------------------------------------
Building Materials (1.0%)
 ..........................................................................................................................
            304,300  Matsushta Electric Works, Ltd. (Japan)                                                      3,518,850
--------------------------------------------------------------------------------------------------------------------------
Chemicals (3.2%)
 ..........................................................................................................................
            119,679  Akzo-Nobel NV (Netherlands)                                                                 5,064,217
 ..........................................................................................................................
             71,700  BASF AG (Germany)                                                                           2,809,471
 ..........................................................................................................................
            266,120  BOC Group PLC (United Kingdom)                                                              3,892,143
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,765,831
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.6%)
 ..........................................................................................................................
            100,211  Securitas AB Class B (Sweden)                                                               1,755,227
 ..........................................................................................................................
             11,130  Sodexho Alliance SA (France)                                                                  519,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,274,702
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.8%)
 ..........................................................................................................................
            292,754  Nokia OYJ Class A (Finland)                                                                 6,632,474
--------------------------------------------------------------------------------------------------------------------------
Computers (0.8%)
 ..........................................................................................................................
            271,000  Fujitsu, Ltd. (Japan)                                                                       2,846,913
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.2%)
 ..........................................................................................................................
            793,731  Cookson Group PLC (United Kingdom)                                                          1,451,091
 ..........................................................................................................................
            243,917  Smiths Group PLC (United Kingdom)                                                           2,829,919
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,281,010
--------------------------------------------------------------------------------------------------------------------------
Construction (1.1%)
 ..........................................................................................................................
            229,744  CRH PLC (Ireland)                                                                           3,849,760
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.0%)
 ..........................................................................................................................
            221,300  Matsushita Electric Industrial Co. (Japan)                                                  3,464,135
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.0%)
 ..........................................................................................................................
             45,300  Acom Co., Ltd. (Japan)                                                                      3,999,623
 ..........................................................................................................................
             36,850  Aiful Corp. (Japan)                                                                         3,324,479
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,324,102
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.0%)
 ..........................................................................................................................
             16,531  Swatch Group AG (The) (Switzerland)                                                         3,519,094
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (5.5%)
 ..........................................................................................................................
            700,000  CLP Holdings, Ltd. (Hong Kong)                                                              2,934,804
 ..........................................................................................................................
             58,850  E.On AG (Germany)                                                                           3,058,012
 ..........................................................................................................................
                 49  Hong Kong Electric Holdings, Ltd.
                     (Hong Kong)                                                                                       188
 ..........................................................................................................................
            134,520  Iberdola SA (Spain) (NON)                                                                   1,724,741
 ..........................................................................................................................
            588,139  Scottish and Southern Energy PLC
                     (United Kingdom)                                                                            5,541,569
 ..........................................................................................................................
            930,365  Scottish Power PLC (United Kingdom)                                                         6,842,787
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,102,101
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (2.3%)
 ..........................................................................................................................
            162,736  ABB, Ltd. (Switzerland)                                                                     2,463,501
 ..........................................................................................................................
          1,844,023  Invensys PLC (United Kingdom)                                                               3,500,887
 ..........................................................................................................................
             43,896  Schneider Electric SA (France)                                                              2,425,842
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,390,230
--------------------------------------------------------------------------------------------------------------------------
Electronics (5.2%)
 ..........................................................................................................................
             49,500  Fuji Soft ABC, Inc. (Japan)                                                                 2,909,663
 ..........................................................................................................................
             30,000  Kyocera Corp. (Japan)                                                                       2,646,351
 ..........................................................................................................................
             42,500  Murata Manufacturing Co., Ltd. (Japan)                                                      2,825,381
 ..........................................................................................................................
            155,800  Omron Corp. (Japan)                                                                         2,817,394
 ..........................................................................................................................
             16,700  Samsung Electronics Co., Ltd. (South
                     Korea)                                                                                      2,470,262
 ..........................................................................................................................
          2,793,840  Taiwan Semiconductor Manufacturing
                     Co. (Taiwan) (NON)                                                                          5,200,866
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,869,917
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
 ..........................................................................................................................
             44,758  Bouygues SA (France)                                                                        1,512,118
--------------------------------------------------------------------------------------------------------------------------
Food (1.7%)
 ..........................................................................................................................
             46,198  Groupe Danone (France)                                                                      6,337,683
--------------------------------------------------------------------------------------------------------------------------
Insurance (7.4%)
 ..........................................................................................................................
             27,526  Allianz Versicherungs AG (Germany)                                                          8,076,464
 ..........................................................................................................................
            147,022  ING Groep NV (Netherlands)                                                                  9,605,588
 ..........................................................................................................................
             14,026  Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                   3,934,973
 ..........................................................................................................................
            669,857  Royal & Sun Alliance Insurance Group
                     PLC (United Kingdom)                                                                        5,039,806
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,656,831
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.0%)
 ..........................................................................................................................
            108,322  Amvescap PLC (United Kingdom)                                                               1,881,315
 ..........................................................................................................................
            155,077  Fortis (NL) NV (Netherlands)                                                                3,769,261
 ..........................................................................................................................
            220,000  Nikko Securities Co., Ltd. (Japan)                                                          1,762,470
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,413,046
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.4%)
 ..........................................................................................................................
            116,835  Accor SA (France)                                                                           4,929,041
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.5%)
 ..........................................................................................................................
             92,670  Atlas Copco AB Class B (Sweden)                                                             1,797,813
--------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (0.5%)
 ..........................................................................................................................
             49,000  Canon, Inc. (Japan)                                                                         1,980,433
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (10.8%)
 ..........................................................................................................................
          1,779,609  BP PLC (United Kingdom)                                                                    14,628,072
 ..........................................................................................................................
            430,658  ENI SpA (Italy)                                                                             5,248,308
 ..........................................................................................................................
          1,174,259  Shell Transport & Trading Co. PLC
                     (United Kingdom)                                                                            9,759,540
 ..........................................................................................................................
            147,500  Suncor Energy, Inc. (Canada)                                                                3,751,895
 ..........................................................................................................................
             40,579  TotalFinaElf SA Class B (France)                                                            5,680,168
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,067,983
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (2.2%)
 ..........................................................................................................................
            462,197  Abitibi-Consolidated, Inc. (Canada)                                                         3,533,104
 ..........................................................................................................................
            153,349  UPM-Kymmene OYJ (Finland)                                                                   4,333,329
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,866,433
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (5.8%)
 ..........................................................................................................................
            251,997  AstraZeneca PLC (United Kingdom)                                                           11,740,721
 ..........................................................................................................................
             48,133  Bayer AG (Germany)                                                                          1,873,808
 ..........................................................................................................................
            148,825  GlaxoSmithKline PLC (United Kingdom) (NON)                                                  4,185,852
 ..........................................................................................................................
            178,000  Sankyo Co., Ltd. (Japan)                                                                    3,211,708
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,012,089
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ..........................................................................................................................
          1,108,653  Granada PLC (United Kingdom)                                                                2,326,955
--------------------------------------------------------------------------------------------------------------------------
Retail (1.4%)
 ..........................................................................................................................
             13,832  Castorama Dubois Investissement SA
                     (France)                                                                                    2,972,159
 ..........................................................................................................................
            566,951  Tesco PLC (United Kingdom)                                                                  2,045,083
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,017,242
--------------------------------------------------------------------------------------------------------------------------
Software (1.5%)
 ..........................................................................................................................
            788,183  Misys PLC (United Kingdom)                                                                  5,508,856
--------------------------------------------------------------------------------------------------------------------------
Technology (1.8%)
 ..........................................................................................................................
            247,149  Koninklijke (Royal) Philips
                     Electronics NV (Netherlands)                                                                6,548,868
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (6.9%)
 ..........................................................................................................................
            299,900  British Telecommunications PLC ADR
                     (United Kingdom)                                                                            1,885,220
 ..........................................................................................................................
            543,328  Cable & Wireless PLC (United Kingdom)                                                       3,195,774
 ..........................................................................................................................
                646  Nippon Telegraph and Telephone Corp.
                     (Japan)                                                                                     3,367,281
 ..........................................................................................................................
                178  NTT DoCoMo, Inc. (Japan)                                                                    3,097,514
 ..........................................................................................................................
            191,487  Orange SA (France) (NON)                                                                    1,555,732
 ..........................................................................................................................
             53,430  TDC A/S (Denmark)                                                                           1,926,621
 ..........................................................................................................................
            873,848  Telecom Italia SpA (Italy)                                                                  7,839,098
 ..........................................................................................................................
          1,032,050  Vodafone Group PLC (United Kingdom)                                                         2,285,911
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,153,151
--------------------------------------------------------------------------------------------------------------------------
Tobacco (1.1%)
 ..........................................................................................................................
              1,547  Cie Finance Richemont AG (Switzerland)                                                      3,960,485
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (1.2%)
 ..........................................................................................................................
            405,685  Severn Trent Water PLC
                     (United Kingdom)                                                                            4,250,335
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $368,166,900)                                                                      $344,641,087
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (5.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $10,619,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg,
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $10,622,628 for an
                     effective yield of 4.10%.                                                                 $10,619,000
 ..........................................................................................................................
         10,650,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $10,653,639 for an effective
                     yield of 4.10%.                                                                            10,650,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $21,269,000)                                                                        $21,269,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $389,435,900) (b)                                                                  $365,910,087
--------------------------------------------------------------------------------------------------------------------------


Forward Currency Contracts to Buy at June 30, 2001
(aggregate face value $32,365,268)
------------------------------------------------------------------------------
                                     Aggregate     Delivery       Unrealized
                    Market Value    Face Value       Date        Depreciation
 ..............................................................................
Euro                 $20,997,473   $21,120,054      9/19/01       $(122,581)
 ..............................................................................
Japanese Yen           7,245,862     7,498,410      9/19/01        (252,548)
 ..............................................................................
Swedish Krona          3,728,760     3,746,804      9/19/01         (18,044)
------------------------------------------------------------------------------
                                                                  $(393,173)
------------------------------------------------------------------------------
Forward Currency Contracts to Sell at June 30, 2001

                                     Aggregate     Delivery       Unrealized
                    Market Value    Face Value       Date        Depreciation
 ..............................................................................
British Pounds       $19,679,175   $19,606,895      9/19/01        $(72,280)
------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2001: (as percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                               1.9%
 ..............................................................................
Canada                                                                  4.5
 ..............................................................................
Finland                                                                 3.0
 ..............................................................................
France                                                                  8.6
 ..............................................................................
Germany                                                                 6.1
 ..............................................................................
Ireland                                                                 1.1
 ..............................................................................
Italy                                                                   5.5
 ..............................................................................
Japan                                                                  13.5
 ..............................................................................
Netherlands                                                             7.8
 ..............................................................................
Sweden                                                                  1.0
 ..............................................................................
Switzerland                                                             5.5
 ..............................................................................
Taiwan                                                                  1.4
 ..............................................................................
United Kingdom                                                         31.0
 ..............................................................................
United States                                                           5.8
 ..............................................................................
Other                                                                   3.3
------------------------------------------------------------------------------
Total                                                                 100.0%
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT International New Opportunities Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (95.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.5%)
 ..........................................................................................................................
            181,600  WPP Group PLC (United Kingdom)                                                             $1,787,689
--------------------------------------------------------------------------------------------------------------------------
Banking (5.9%)
 ..........................................................................................................................
            111,700  Banco Popular Espanol (Spain)                                                               3,903,214
 ..........................................................................................................................
            267,100  Commonwealth Bank of Australia
                     (Australia)                                                                                 4,633,704
 ..........................................................................................................................
            254,800  Svenska Handelsbanken Class A (Sweden)                                                      3,642,945
 ..........................................................................................................................
            145,000  Toronto-Dominion Bank (Canada)                                                              3,692,125
 ..........................................................................................................................
            644,100  Westpac Banking Corp. (Australia)                                                           4,730,698
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,602,686
--------------------------------------------------------------------------------------------------------------------------
Beverage (2.3%)
 ..........................................................................................................................
             84,300  Companhia de Bebidas das Americas
                     ADR (Brazil)                                                                                1,951,545
 ..........................................................................................................................
          1,534,400  Grupo Modelo SA de CV (Mexico)                                                              4,121,008
 ..........................................................................................................................
             60,700  Molson, Inc. Class A (Canada)                                                               1,920,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,992,553
--------------------------------------------------------------------------------------------------------------------------
Chemicals (1.2%)
 ..........................................................................................................................
            113,900  Hitachi Chemical Co., Ltd. (Japan)                                                          1,468,735
 ..........................................................................................................................
             74,000  Shin-Etsu Chemical Co. (Japan)                                                              2,717,883
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,186,618
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (3.9%)
 ..........................................................................................................................
            147,500  Aggreko PLC (United Kingdom)                                                                  974,917
 ..........................................................................................................................
            207,400  Autopistas Concesionaria Espanola
                     SA (Spain)                                                                                  1,885,113
 ..........................................................................................................................
            210,600  Deutsche Post AG (Germany)                                                                  3,332,916
 ..........................................................................................................................
            170,208  Securitas AB Class B (Sweden)                                                               2,981,246
 ..........................................................................................................................
            462,000  Toppan Printing Co., Ltd. (Japan)                                                           4,753,376
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,927,568
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.3%)
 ..........................................................................................................................
            352,960  Nokia OYJ Class A (Finland)                                                                 7,996,468
--------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
 ..........................................................................................................................
             20,279  Kontron Embedded Computers AG
                     (Germany) (NON)                                                                               844,376
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.0%)
 ..........................................................................................................................
          2,416,000  Singapore Technologies Engineering,
                     Ltd. (Singapore)                                                                            3,422,059
--------------------------------------------------------------------------------------------------------------------------
Consumer Cyclicals (1.7%)
 ..........................................................................................................................
             91,500  Sony Corp. (Japan)                                                                          6,016,840
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.8%)
 ..........................................................................................................................
             32,900  Aiful Corp. (Japan)                                                                         2,968,123
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.8%)
 ..........................................................................................................................
             44,800  L'OREAL SA (France)                                                                         2,890,961
--------------------------------------------------------------------------------------------------------------------------
Consumer Staples (1.3%)
 ..........................................................................................................................
            102,000  Fuji Photo Film Co., Ltd. (Japan)                                                           4,400,642
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (3.3%)
 ..........................................................................................................................
             95,500  E.On AG (Germany)                                                                           4,962,449
 ..........................................................................................................................
            891,500  Scottish Power PLC (United Kingdom)                                                         6,556,937
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,519,386
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.2%)
 ..........................................................................................................................
            186,000  NGK Insulators (Japan)                                                                      1,633,280
 ..........................................................................................................................
             14,750  Siemens AG (Germany)                                                                          892,529
 ..........................................................................................................................
            162,000  Sumitomo Electric Industries, Ltd. (Japan)                                                  1,836,953
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,362,762
--------------------------------------------------------------------------------------------------------------------------
Electronics (6.7%)
 ..........................................................................................................................
             52,000  Anritsu Corp. (Japan)                                                                         786,047
 ..........................................................................................................................
            103,400  Creative Technology, Ltd. (Singapore)                                                         868,526
 ..........................................................................................................................
            385,300  Omron Corp. (Japan)                                                                         6,967,533
 ..........................................................................................................................
             42,550  Samsung Electronics Co., Ltd.
                     (South Korea)                                                                               6,293,991
 ..........................................................................................................................
              4,687  Swatch Group AG (The) Class B
                     (Switzerland)                                                                               4,695,347
 ..........................................................................................................................
          2,115,400  Taiwan Semiconductor Manufacturing
                     Co. (Taiwan) (NON)                                                                          3,937,917
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,549,361
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (2.4%)
 ..........................................................................................................................
             86,500  Bouygues SA (France)                                                                        2,922,342
 ..........................................................................................................................
            109,400  Brisa-Auto Estradas de Portugal SA
                     (Portugal)                                                                                    925,852
 ..........................................................................................................................
             32,300  Coflexip SA ADR (France)                                                                    2,422,500
 ..........................................................................................................................
             31,200  Vinci SA (France)                                                                           1,986,943
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,257,637
--------------------------------------------------------------------------------------------------------------------------
Financial (1.7%)
 ..........................................................................................................................
            381,400  Dexia (Belgium)                                                                             6,010,142
--------------------------------------------------------------------------------------------------------------------------
Insurance (5.2%)
 ..........................................................................................................................
            201,150  Aegon NV (Netherlands)                                                                      5,660,255
 ..........................................................................................................................
             16,025  Allianz Versicherungs AG (Germany)                                                          4,701,931
 ..........................................................................................................................
             73,900  ING Groep NV (Netherlands)                                                                  4,828,209
 ..........................................................................................................................
             38,700  Manulife Financial Corp. (Canada)                                                           1,080,030
 ..........................................................................................................................
              7,162  Muenchener Rueckversicherungs-
                     Gesellschaft AG (Germany)                                                                   2,009,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,279,713
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.7%)
 ..........................................................................................................................
            175,700  Amvescap PLC (United Kingdom)                                                               3,051,523
 ..........................................................................................................................
            164,003  Banca Fideuram SpA (Italy)                                                                  1,557,288
 ..........................................................................................................................
            250,100  Mediolanum SpA (Italy)                                                                      2,518,750
 ..........................................................................................................................
            104,000  Nomura Securities Co., Ltd. (Japan)                                                         1,993,264
 ..........................................................................................................................
             20,600  Orix Corp. (Japan)                                                                          2,003,833
 ..........................................................................................................................
            224,200  Sampo Insurance Co., Ltd. Class A
                     (Finland)                                                                                   1,906,892
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,031,550
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.1%)
 ..........................................................................................................................
             93,570  Accor SA (France)                                                                           3,947,536
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (0.3%)
 ..........................................................................................................................
            129,800  Nycomed Amersham PLC
                     (United Kingdom) (NON)                                                                        940,069
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (5.6%)
 ..........................................................................................................................
            488,800  BP PLC (United Kingdom)                                                                     4,017,850
 ..........................................................................................................................
            399,050  ENI SpA (Italy)                                                                             4,863,111
 ..........................................................................................................................
            117,300  Royal Dutch Petroleum Co. PLC
                     (Netherlands)                                                                               6,748,442
 ..........................................................................................................................
             29,100  TotalFinaElf SA Class B (France)                                                            4,073,360
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,702,763
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (17.0%)
 ..........................................................................................................................
            254,500  AstraZeneca PLC (United Kingdom)                                                           11,857,338
 ..........................................................................................................................
             36,300  Aventis SA (France)                                                                         2,896,961
 ..........................................................................................................................
            101,670  Bayer AG (Germany)                                                                          3,957,993
 ..........................................................................................................................
             52,910  Elan Corp. PLC ADR (Ireland) (NON)                                                          3,227,510
 ..........................................................................................................................
            597,170  GlaxoSmithKline PLC (United Kingdom) (NON)                                                 16,796,003
 ..........................................................................................................................
             88,000  Kyorin Pharmaceutical Co., Ltd. (Japan)                                                     3,337,931
 ..........................................................................................................................
            101,875  Novo-Nordisk A/S (Denmark)                                                                  4,507,846
 ..........................................................................................................................
             25,600  Roche Holdings AG (Switzerland)                                                             1,845,058
 ..........................................................................................................................
            145,000  Sankyo Co., Ltd. (Japan)                                                                    2,616,279
 ..........................................................................................................................
            131,981  Sanofi-Synthelabo SA (France)                                                               8,656,403
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                59,699,322
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (2.2%)
 ..........................................................................................................................
            130,000  Olympus Optical Co., Ltd. (Japan)                                                           2,082,919
 ..........................................................................................................................
            263,000  Ricoh Co., Ltd. (Japan)                                                                     5,673,376
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,756,295
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.8%)
 ..........................................................................................................................
             51,600  Goldcrest Co., Ltd. (Japan)                                                                 2,813,793
--------------------------------------------------------------------------------------------------------------------------
Retail (4.3%)
 ..........................................................................................................................
            291,000  Dixons Group PLC (United Kingdom)                                                             953,514
 ..........................................................................................................................
          3,758,670  Esprit Holdings, Ltd. (Hong Kong)                                                           4,120,344
 ..........................................................................................................................
            223,400  Great Universal Stores PLC (The)
                     (United Kingdom)                                                                            1,911,709
 ..........................................................................................................................
            178,500  Matalan PLC (United Kingdom)                                                                1,245,082
 ..........................................................................................................................
            210,900  Next PLC (United Kingdom)                                                                   2,758,275
 ..........................................................................................................................
            554,000  Tesco PLC (United Kingdom)                                                                  1,998,366
 ..........................................................................................................................
             15,200  Weston (George), Ltd. (Canada)                                                                881,650
 ..........................................................................................................................
            199,400  Woolworths, Ltd. (Australia)                                                                1,114,247
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,983,187
--------------------------------------------------------------------------------------------------------------------------
Software (3.8%)
 ..........................................................................................................................
            106,181  Amdocs, Ltd. (Guernsey) (NON)                                                               5,717,847
 ..........................................................................................................................
            329,700  Misys PLC (United Kingdom)                                                                  2,304,376
 ..........................................................................................................................
                244  NET One Systems Co., Ltd. (Japan)                                                           5,439,615
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,461,838
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.7%)
 ..........................................................................................................................
             50,078  Altran Technologies SA (France)                                                             2,330,956
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (10.6%)
 ..........................................................................................................................
                561  NTT DoCoMo, Inc. (Japan)                                                                    9,762,390
 ..........................................................................................................................
            837,500  Orange SA (France) (NON)                                                                    6,804,252
 ..........................................................................................................................
             75,700  TDC A/S (Denmark)                                                                           2,729,650
 ..........................................................................................................................
            948,000  Telecom Italia SpA (Italy)                                                                  8,504,299
 ..........................................................................................................................
          4,230,118  Vodafone Group PLC (United Kingdom)                                                         9,369,384
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                37,169,975
--------------------------------------------------------------------------------------------------------------------------
Telephone (0.5%)
 ..........................................................................................................................
            599,300  Telstra Corp., Ltd. (Australia)                                                             1,637,911
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.8%)
 ..........................................................................................................................
            177,100  Industria de Diseno Textil (Inditex)
                     SA (Spain) (NON)                                                                            2,825,233
 ..........................................................................................................................
              5,200  Industria de Diseno Textil (Inditex)
                     SA 144A (Spain) (NON)                                                                          82,954
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,908,187
--------------------------------------------------------------------------------------------------------------------------
Toys (1.1%)
 ..........................................................................................................................
             20,400  Nintendo Co., Ltd. (Japan)                                                                  3,713,553
--------------------------------------------------------------------------------------------------------------------------
Transportation Services (0.6%)
 ..........................................................................................................................
            509,800  Airtours PLC (United Kingdom)                                                               2,071,933
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $345,937,642)                                                                      $335,184,452
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (1.1%) (a) (cost $2,098,377)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
             36,277  Marschollek, Lautenschlaeger und
                     Partner (MLP) AG zero % pfd. (Germany)                                                     $3,991,159
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (4.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $778,258  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                         $776,542
 ..........................................................................................................................
         13,327,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $13,331,553 for an effective yield
                     of 4.10%                                                                                   13,327,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $14,103,542)                                                                        $14,103,542
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $362,139,561) (b)                                                                  $353,279,153
--------------------------------------------------------------------------------------------------------------------------


Diversification by Country
------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2001: (as percentage of Market Value)
------------------------------------------------------------------------------
Australia                                                               3.4%
 ..............................................................................
Belgium                                                                 1.7
 ..............................................................................
Canada                                                                  2.1
 ..............................................................................
Denmark                                                                 2.0
 ..............................................................................
Finland                                                                 2.8
 ..............................................................................
France                                                                 11.0
 ..............................................................................
Germany                                                                 7.0
 ..............................................................................
Guernsey                                                                1.6
 ..............................................................................
Hong Kong                                                               1.2
 ..............................................................................
Italy                                                                   5.0
 ..............................................................................
Japan                                                                  20.7
 ..............................................................................
Mexico                                                                  1.2
 ..............................................................................
Netherlands                                                             4.9
 ..............................................................................
Singapore                                                               1.2
 ..............................................................................
South Korea                                                             1.8
 ..............................................................................
Spain                                                                   2.5
 ..............................................................................
Sweden                                                                  1.9
 ..............................................................................
Switzerland                                                             1.9
 ..............................................................................
Taiwan                                                                  1.1
 ..............................................................................
United Kingdom                                                         19.5
 ..............................................................................
United States                                                           3.8
 ..............................................................................
Other                                                                   1.7
------------------------------------------------------------------------------
Total                                                                 100.0%
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Investors Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (96.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.6%)
 ..........................................................................................................................
             65,400  Omnicom Group, Inc.                                                                        $5,624,400
--------------------------------------------------------------------------------------------------------------------------
Banking (4.6%)
 ..........................................................................................................................
            114,100  Bank of New York Co., Inc. (The)                                                            5,476,800
 ..........................................................................................................................
            298,650  Fifth Third Bancorp                                                                        17,933,933
 ..........................................................................................................................
             46,600  Northern Trust Corp.                                                                        2,912,500
 ..........................................................................................................................
             61,200  State Street Corp.                                                                          3,028,788
 ..........................................................................................................................
            390,400  U.S. Bancorp                                                                                8,897,216
 ..........................................................................................................................
            217,900  Washington Mutual, Inc.                                                                     8,182,145
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                46,431,382
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.9%)
 ..........................................................................................................................
            132,200  Pepsi Bottling Group, Inc. (The)                                                            5,301,220
 ..........................................................................................................................
            320,000  PepsiCo, Inc.                                                                              14,144,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,445,220
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (0.3%)
 ..........................................................................................................................
             55,100  Genentech, Inc. (NON)                                                                       3,036,010
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.4%)
 ..........................................................................................................................
            156,700  Clear Channel Communications, Inc. (NON)                                                    9,825,090
 ..........................................................................................................................
            102,400  Univision Communications, Inc. Class A (NON)                                                4,380,672
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,205,762
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.7%)
 ..........................................................................................................................
            376,400  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               6,583,236
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.6%)
 ..........................................................................................................................
             50,100  CIENA Corp. (NON)                                                                           1,903,800
 ..........................................................................................................................
            263,500  Cisco Systems, Inc. (NON)                                                                   4,795,700
 ..........................................................................................................................
            141,400  Comverse Technology, Inc. (NON)                                                             8,073,940
 ..........................................................................................................................
            196,200  QUALCOMM, Inc. (NON)                                                                       11,473,776
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,247,216
--------------------------------------------------------------------------------------------------------------------------
Computers (2.9%)
 ..........................................................................................................................
            512,800  Dell Computer Corp. (NON)                                                                  13,409,720
 ..........................................................................................................................
            169,100  EMC Corp. (NON)                                                                             4,912,355
 ..........................................................................................................................
             99,300  IBM Corp.                                                                                  11,220,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                29,542,975
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (9.4%)
 ..........................................................................................................................
          1,292,900  General Electric Co. (SEG)                                                                 63,028,875
 ..........................................................................................................................
            576,100  Tyco International, Ltd. (Bermuda)                                                         31,397,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                94,426,325
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.7%)
 ..........................................................................................................................
            189,000  Capital One Financial Corp.                                                                11,340,000
 ..........................................................................................................................
             38,300  Household International, Inc.                                                               2,554,610
 ..........................................................................................................................
            398,000  MBNA Corp.                                                                                 13,114,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,008,710
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.7%)
 ..........................................................................................................................
             53,500  Colgate-Palmolive Co.                                                                       3,155,965
 ..........................................................................................................................
             79,300  Estee Lauder Cos. Class A                                                                   3,417,830
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,573,795
--------------------------------------------------------------------------------------------------------------------------
Distribution (1.0%)
 ..........................................................................................................................
            379,400  SYSCO Corp.                                                                                10,300,710
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.2%)
 ..........................................................................................................................
              9,300  Entergy Corp.                                                                                 357,027
 ..........................................................................................................................
             33,800  FPL Group, Inc.                                                                             2,035,098
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,392,125
--------------------------------------------------------------------------------------------------------------------------
Electronics (3.4%)
 ..........................................................................................................................
             75,900  Celestica, Inc. (Canada) (NON)                                                              3,908,850
 ..........................................................................................................................
             71,200  Flextronics International, Ltd. (Singapore) (NON)                                           1,859,032
 ..........................................................................................................................
            270,900  Linear Technology Corp.                                                                    11,979,198
 ..........................................................................................................................
            184,800  Maxim Integrated Products, Inc. (NON)                                                       8,170,008
 ..........................................................................................................................
             91,400  Micron Technology, Inc. (NON)                                                               3,756,540
 ..........................................................................................................................
             65,800  Sanmina Corp. (NON)                                                                         1,540,378
 ..........................................................................................................................
            104,200  Texas Instruments, Inc.                                                                     3,282,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                34,496,306
--------------------------------------------------------------------------------------------------------------------------
Energy (0.3%)
 ..........................................................................................................................
             63,850  Transocean Sedco Forex, Inc.                                                                2,633,813
--------------------------------------------------------------------------------------------------------------------------
Entertainment (2.1%)
 ..........................................................................................................................
            404,491  Viacom, Inc. Class B (NON)                                                                 20,932,409
--------------------------------------------------------------------------------------------------------------------------
Financial (5.9%)
 ..........................................................................................................................
            782,866  Citigroup, Inc.                                                                            41,366,639
 ..........................................................................................................................
            216,498  Fannie Mae                                                                                 18,434,805
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                59,801,444
--------------------------------------------------------------------------------------------------------------------------
Food (1.0%)
 ..........................................................................................................................
            334,600  Kraft Foods, Inc. Class A (NON)                                                            10,372,600
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
 ..........................................................................................................................
             98,150  Cardinal Health, Inc.                                                                       6,772,350
 ..........................................................................................................................
            173,600  HCA, Inc.                                                                                   7,844,984
 ..........................................................................................................................
            158,100  United Health Group, Inc.                                                                   9,762,675
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                24,380,009
--------------------------------------------------------------------------------------------------------------------------
Insurance (3.3%)
 ..........................................................................................................................
            152,100  ACE, Ltd.                                                                                   5,945,589
 ..........................................................................................................................
            319,500  American International Group, Inc.                                                         27,477,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                33,422,589
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.3%)
 ..........................................................................................................................
             87,500  Goldman Sachs Group, Inc. (The)                                                             7,507,500
 ..........................................................................................................................
            126,500  Morgan Stanley, Dean Witter & Co.                                                           8,125,095
 ..........................................................................................................................
            503,900  Schwab (Charles) Corp.                                                                      7,709,670
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,342,265
--------------------------------------------------------------------------------------------------------------------------
Leisure (1.0%)
 ..........................................................................................................................
            217,100  Harley-Davidson, Inc.                                                                      10,221,068
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
 ..........................................................................................................................
            114,100  Marriott International, Inc. Class A                                                        5,401,494
--------------------------------------------------------------------------------------------------------------------------
Media (3.9%)
 ..........................................................................................................................
            488,900  AOL Time Warner, Inc. (NON)                                                                25,911,700
 ..........................................................................................................................
            471,700  Disney (Walt) Productions, Inc.                                                            13,627,413
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,539,113
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.6%)
 ..........................................................................................................................
            274,500  Medtronic, Inc.                                                                            12,629,745
 ..........................................................................................................................
             54,000  St. Jude Medical, Inc. (NON)                                                                3,240,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,869,745
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (2.6%)
 ..........................................................................................................................
              2,100  Dynegy, Inc.                                                                                   97,650
 ..........................................................................................................................
            168,600  El Paso Corp.                                                                               8,858,244
 ..........................................................................................................................
            350,100  Enron Corp.                                                                                17,154,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,110,794
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.1%)
 ..........................................................................................................................
            206,500  Exxon Mobil Corp.                                                                          18,037,775
 ..........................................................................................................................
             50,400  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                               2,936,808
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,974,583
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (13.3%)
 ..........................................................................................................................
            151,300  Allergan, Inc.                                                                             12,936,150
 ..........................................................................................................................
            326,900  American Home Products Corp.                                                               19,104,036
 ..........................................................................................................................
            593,900  Johnson & Johnson                                                                          29,695,000
 ..........................................................................................................................
             63,400  Lilly (Eli) & Co.                                                                           4,691,600
 ..........................................................................................................................
            287,700  Merck & Co., Inc.                                                                          18,386,907
 ..........................................................................................................................
            748,050  Pfizer, Inc.                                                                               29,959,403
 ..........................................................................................................................
             88,500  Pharmacia Corp.                                                                             4,066,575
 ..........................................................................................................................
            182,400  Rite Aid Corp. (acquired 6/22/01,
                     cost $1,368,000) (RES) (NON)                                                                1,477,440
 ..........................................................................................................................
            359,800  Schering-Plough Corp.                                                                      13,039,152
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               133,356,263
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.9%)
 ..........................................................................................................................
            394,000  Starbucks Corp. (NON)                                                                       9,062,000
--------------------------------------------------------------------------------------------------------------------------
Retail (5.7%)
 ..........................................................................................................................
             82,100  Best Buy Co., Inc. (NON)                                                                    5,214,992
 ..........................................................................................................................
            195,500  Kohls Corp. (NON)                                                                          12,263,715
 ..........................................................................................................................
            194,000  Lowe's Cos., Inc.                                                                          14,074,700
 ..........................................................................................................................
            380,500  Wal-Mart Stores, Inc.                                                                      18,568,400
 ..........................................................................................................................
            203,800  Walgreen Co.                                                                                6,959,770
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                57,081,577
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.5%)
 ..........................................................................................................................
            107,700  Applied Materials, Inc. (NON)                                                               5,288,070
--------------------------------------------------------------------------------------------------------------------------
Software (9.2%)
 ..........................................................................................................................
            112,600  Adobe Systems, Inc.                                                                         5,292,200
 ..........................................................................................................................
            148,700  Amdocs, Ltd. (Guernsey) (NON)                                                               8,007,495
 ..........................................................................................................................
            220,300  BEA Systems, Inc. (NON)                                                                     6,765,413
 ..........................................................................................................................
             70,244  Electronic Arts, Inc. (NON)                                                                 4,067,128
 ..........................................................................................................................
            654,900  Microsoft Corp. (NON) (SEG)                                                                47,807,700
 ..........................................................................................................................
            173,100  Siebel Systems, Inc. (NON)                                                                  8,118,390
 ..........................................................................................................................
            193,800  VERITAS Software Corp. (NON)                                                               12,893,514
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                92,951,840
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.6%)
 ..........................................................................................................................
             56,300  Electronic Data Systems Corp.                                                               3,518,750
 ..........................................................................................................................
             92,300  Symbol Technologies, Inc.                                                                   2,049,060
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,567,810
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.7%)
 ..........................................................................................................................
            650,200  Qwest Communications
                     International, Inc.                                                                        20,721,874
 ..........................................................................................................................
            247,100  Sprint Corp. (PCS Group) (NON)                                                              5,967,465
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,689,339
--------------------------------------------------------------------------------------------------------------------------
Tobacco (2.1%)
 ..........................................................................................................................
            423,100  Philip Morris Cos., Inc.                                                                   21,472,323
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $911,447,554)                                                                      $970,785,320
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (6.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $9,083,895  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $9,063,860
 ..........................................................................................................................
         25,818,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg,
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $25,826,821 for an
                     effective yield of 4.10%                                                                   25,818,000
 ..........................................................................................................................
         25,817,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $25,825,821 for an effective yield
                     of 4.10%                                                                                   25,817,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $60,698,860)                                                                        $60,698,860
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $972,146,414) (b)                                                                $1,031,484,180
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                   Aggregate     Expiration       Unrealized
                  Total Value     Face Value       Date          Depreciation
 ..............................................................................
S&P 500 Index
(Long)            $25,865,700    $26,429,603      Sep-01          $(563,903)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Money Market Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Commercial Paper (80.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Maturity Date            Value
 ..........................................................................................................................
Domestic (43.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
        $10,000,000  American Express
                     Credit Co. 3.71s                                                           8/1/01          $9,967,022
 ..........................................................................................................................
         10,000,000  Asset Securitization
                     Cooperative Corp. 4s                                                       7/3/01           9,996,667
 ..........................................................................................................................
          7,000,000  B-One Australia Ltd. 3.945s                                               8/24/01           6,957,810
 ..........................................................................................................................
         14,000,000  Bear Stearns Cos. 3.82s                                                   8/17/01          13,928,693
 ..........................................................................................................................
         10,000,000  Chevron Transport Corp. 4s                                                7/24/01           9,973,333
 ..........................................................................................................................
          4,000,000  Corporate Asset
                     Funding Corp. 3.72s                                                       8/28/01           3,975,613
 ..........................................................................................................................
         10,000,000  Corporate Receivables
                     Corp. 3.71s                                                               7/31/01           9,968,053
 ..........................................................................................................................
          3,550,000  Corporate Receivables
                     Corp. 3.61s                                                                9/7/01           3,525,437
 ..........................................................................................................................
          6,000,000  CXC Incorporated 4.64s                                                    7/20/01           5,984,533
 ..........................................................................................................................
          7,000,000  CXC Incorporated 4.17s                                                     8/9/01           6,969,356
 ..........................................................................................................................
         18,000,000  CXC Incorporated 3.76s                                                    9/14/01          17,857,120
 ..........................................................................................................................
          5,000,000  CXC Incorporated 3.67s                                                   12/14/01           4,914,876
 ..........................................................................................................................
         15,000,000  Eureka Securitization Inc. 3.87s                                          8/28/01          14,904,863
 ..........................................................................................................................
          4,000,000  Eureka Securitization Inc. 3.72s                                          8/29/01           3,975,200
 ..........................................................................................................................
          4,000,000  Eureka Securitization Inc. 3.67s                                          8/21/01           3,978,796
 ..........................................................................................................................
         10,623,000  Falcon Asset Securitization
                     Corp. 4.02s                                                                7/2/01          10,620,628
 ..........................................................................................................................
          5,000,000  Falcon Asset Securitization
                     Corp. 3.7s                                                                 8/2/01           4,983,042
 ..........................................................................................................................
         10,000,000  Florens Containers, Inc. 4.68s
                     (Bank of America NT & SA
                     (LOC))                                                                    7/10/01           9,987,000
 ..........................................................................................................................
          2,100,000  Formosa Plastics Corp. 4.81s
                     (Bank of America NT & SA
                     (LOC))                                                                    7/31/01           2,091,302
 ..........................................................................................................................
          3,000,000  Formosa Plastics Corp. 4.71s
                     (Bank of America NT & SA
                     (LOC))                                                                    7/17/01           2,993,328
 ..........................................................................................................................
         10,000,000  General Electric
                     Capital Corp. 3.78s                                                       8/13/01           9,953,800
 ..........................................................................................................................
          9,000,000  General Electric Capital Intl.
                     Funding 4.67s                                                              7/6/01           8,992,995
 ..........................................................................................................................
          7,000,000  General Electric Capital Intl.
                     Funding 4s                                                                 7/9/01           6,993,000
 ..........................................................................................................................
         10,000,000  General Electric Capital Intl.
                     Funding 3.63s                                                             8/22/01           9,946,558
 ..........................................................................................................................
         11,400,000  Goldman Sachs 3.88s                                                       11/8/01          11,239,045
 ..........................................................................................................................
         10,000,000  Lehman Brothers Hldg. 4.65s                                               7/23/01           9,970,292
 ..........................................................................................................................
          9,000,000  Lehman Brothers Hldg. 4.52s                                              12/19/01           8,805,640
 ..........................................................................................................................
         10,000,000  Lehman Brothers Hldg. 4.31s                                              11/30/01           9,816,825
 ..........................................................................................................................
          6,500,000  Lehman Brothers Hldg. 4.04s                                               7/19/01           6,486,141
 ..........................................................................................................................
          5,000,000  Minmetals Capitals and Securities,
                     Inc. 3.92s (Bank of America, N.A.
                     (LOC))                                                                    8/16/01           4,974,411
 ..........................................................................................................................
         10,000,000  Morgan Stanley, Dean
                     Witter & Co. 4.59s                                                        7/11/01           9,985,975
 ..........................................................................................................................
          7,000,000  National Rural Utilities
                     (CFC) 6.06s                                                               7/19/01           6,977,612
 ..........................................................................................................................
          6,000,000  National Rural Utilities
                     (CFC) 6.06s                                                               7/18/01           5,981,820
 ..........................................................................................................................
          3,688,000  Old Slip Funding Corp. 4s                                                  7/2/01           3,687,180
 ..........................................................................................................................
         18,266,000  Park Avenue Receivables
                     Corp. 4.18s                                                                7/2/01          18,259,637
 ..........................................................................................................................
          3,592,000  Park Avenue Receivables
                     Corp. 4s                                                                   7/9/01           3,588,408
 ..........................................................................................................................
         14,000,000  PNC Funding Corp. 3.95s                                                    7/5/01          13,992,319
 ..........................................................................................................................
          9,000,000  Quincy Capital Corp. 4s                                                    7/6/01           8,994,000
 ..........................................................................................................................
          7,154,000  Quincy Capital Corp. 3.75                                                 7/24/01           7,136,115
 ..........................................................................................................................
          2,207,000  Quincy Capital Corp. 3.65s                                                9/17/01           2,189,565
 ..........................................................................................................................
         10,000,000  Receivables Capital Corp. 4.67s                                           7/16/01           9,979,244
 ..........................................................................................................................
          3,300,000  Receivables Capital Corp. 3.74s                                           9/10/01           3,275,316
 ..........................................................................................................................
          7,000,000  Receivables Capital Corp. 3.73s                                          11/13/01           6,901,362
 ..........................................................................................................................
          2,020,000  Thunder Bay Funding Inc. 4s                                                7/9/01           2,017,980
 ..........................................................................................................................
          8,223,000  Thunder Bay Funding Inc. 4s                                                7/6/01           8,217,504
 ..........................................................................................................................
          5,000,000  Transamerica Finance
                     Corp. 4.65s                                                               7/19/01           4,987,729
 ..........................................................................................................................
          5,548,000  Transamerica Finance
                     Corp. 3.98s                                                               8/14/01           5,520,399
 ..........................................................................................................................
          6,000,000  Transamerica Finance
                     Corp. 3.9                                                                 8/24/01           5,964,250
 ..........................................................................................................................
          7,000,000  Wells Fargo Financial, Inc. 3.79s                                         8/13/01           6,967,574
 ..........................................................................................................................
          5,000,000  Windmill Funding Corp. 3.81s                                              7/12/01           4,993,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               384,349,018
--------------------------------------------------------------------------------------------------------------------------
Foreign (37.3%) (a)
--------------------------------------------------------------------------------------------------------------------------
          7,000,000  Abbey National North America
                     Corp. 3.9s (United Kingdom)                                                8/1/01           6,975,733
 ..........................................................................................................................
          7,500,000  Banco de Galicia Y Buenos Aires
                     S.A. 3.61s (Bayerische Hypo- und
                     Vereinsbank AG (LOC))
                     (Germany)                                                                 9/24/01           7,435,321
 ..........................................................................................................................
          5,000,000  Banco Itau S.A. 5.25s (Bayerische
                     Hypo- und Vereinsbank AG
                     (LOC)) (Germany)                                                          7/27/01           4,983,950
 ..........................................................................................................................
          3,600,000  Banco Itau S.A. 4.44s (Bayerische
                     Hypo- und Vereinsbank AG
                     (LOC)) (Germany)                                                          10/2/01           3,558,264
 ..........................................................................................................................
          4,600,000  Banco Itau S.A. 4.2s (Bayerische
                     Hypo- und Vereinsbank AG
                     (LOC)) (Germany)                                                         10/16/01           4,542,040
 ..........................................................................................................................
          2,200,000  Banco Itau S.A. 4.02s (Bayerische
                     Hypo- und Vereinsbank AG
                     (LOC)) (Germany)                                                         10/22/01          2,171,994
 ..........................................................................................................................
          5,000,000  Banco Itau S.A. 3.81s (Bayerische
                     Hypo- und Vereinsbank AG
                     (LOC)) (Germany)                                                         11/28/01           4,920,096
 ..........................................................................................................................
          3,500,000  CBA Delaware Finance
                     4.76s (Australia)                                                          8/9/01           3,484,756
 ..........................................................................................................................
          1,956,000  Commerzbank U. S. Finance Inc.
                     5.06s (Germany)                                                           8/15/01           1,943,353
 ..........................................................................................................................
         10,000,000  Commerzbank U. S. Finance Inc.
                     4.65s (Germany)                                                            7/2/01           9,997,594
 ..........................................................................................................................
          3,000,000  Commerzbank U. S. Finance Inc.
                     3.7s (Germany)                                                            8/24/01           2,983,042
 ..........................................................................................................................
          3,000,000  Credit Suisse First Boston 4.88s
                     (Switzerland)                                                             7/12/01           2,995,120
 ..........................................................................................................................
         10,000,000  Credit Suisse First Boston (USA),
                     Inc. 4.61s (Switzerland)                                                   7/9/01           9,988,475
 ..........................................................................................................................
          2,000,000  Credit Suisse First Boston (USA),
                     Inc. 3.93s (Switzerland)                                                 11/19/01           1,968,997
 ..........................................................................................................................
         10,000,000  Danske Bank 4.68s (Denmark)                                               7/20/01           9,974,000
 ..........................................................................................................................
          7,000,000  Danske Bank 4.68s (Denmark)                                                7/5/01           6,995,450
 ..........................................................................................................................
          8,000,000  Danske Bank 4.14s (Denmark)                                               11/2/01           7,885,000
 ..........................................................................................................................
          9,500,000  Danske Corp. Inc. 4.75s
                     (Denmark)                                                                  9/4/01           9,417,271
 ..........................................................................................................................
          3,000,000  Den Norske Bank 4.77s
                     (Norway)                                                                   8/2/01           2,986,883
 ..........................................................................................................................
          2,327,000  Den Norske Bank 4.27s
                     (Norway)                                                                   7/9/01           2,324,516
 ..........................................................................................................................
         10,000,000  Den Norske Bank 4.2s
                     (Norway)                                                                  7/30/01           9,965,000
 ..........................................................................................................................
          5,000,000  Den Norske Bank 3.95s
                     (Norway)                                                                  8/10/01           4,977,507
 ..........................................................................................................................
          4,000,000  Den Norske Bank 3.92s
                     (Norway)                                                                   8/3/01           3,985,191
 ..........................................................................................................................
          9,000,000  Den Norske Bank 3.64s
                     (Norway)                                                                  9/11/01           8,933,570
 ..........................................................................................................................
         10,000,000  Deutsche Bank Financial Inc.
                     3.943s (Germany)                                                           8/2/01           9,963,856
 ..........................................................................................................................
          5,000,000  Diageo Capital PLC 3.93s
                     (United Kingdom)                                                           8/7/01           4,979,258
 ..........................................................................................................................
          4,200,000  ED & F Man Treasury Management
                     3.95s (Rabobank Nederland
                     (LOC)) (Netherlands)                                                       7/2/01           4,199,078
 ..........................................................................................................................
          3,000,000  Halifax PLC 3.95s
                     (United Kingdom)                                                           8/2/01           2,989,138
 ..........................................................................................................................
          5,000,000  Nordea North America, Inc.
                     3.95s (Sweden)                                                            8/15/01           4,974,764
 ..........................................................................................................................
          9,000,000  Nordea North America, Inc.
                     3.95s (Sweden)                                                            8/14/01           8,955,563
 ..........................................................................................................................
          3,000,000  Nordea North America, Inc.
                     3.93s (Sweden)                                                           11/21/01           2,952,840
 ..........................................................................................................................
          9,000,000  Nordea North America, Inc.
                     3.87s (Sweden)                                                             9/7/01           8,933,243
 ..........................................................................................................................
         13,000,000  PEMEX Capital, Inc. 3.88s (Barclays
                     Bank (LOC)) (United Kingdom)                                               9/4/01          12,907,985
 ..........................................................................................................................
          6,000,000  Petrobras Intl. Finance Co. 3.9s
                     (Barclays Bank (LOC))
                     (United Kingddom)                                                         7/12/01           5,992,200
 ..........................................................................................................................
         14,000,000  Primer Banco Del Istmo S.A.
                     3.91s (Barclays Bank (LOC))
                     (United Kingdom)                                                          8/27/01          13,911,808
 ..........................................................................................................................
          7,500,000  Royal Bank of Canada 3.66s
                     (Canada)                                                                 12/18/01          7,369,613
 ..........................................................................................................................
          5,955,000  Sigma Finance Inc. 4.62s
                     (United Kingdom)                                                          8/20/01           5,916,025
 ..........................................................................................................................
          7,000,000  Sigma Finance Inc. 4.62s
                     (United Kingdom)                                                          7/10/01           6,991,017
 ..........................................................................................................................
         10,000,000  Sigma Finance Inc. 4.6s
                     (United Kingdom)                                                         10/11/01           9,868,389
 ..........................................................................................................................
          5,000,000  Sigma Finance Inc. 3.65s
                     (United Kingdom)                                                         12/17/01           4,913,819
 ..........................................................................................................................
          7,000,000  Spintab AB 3.66s (Sweden)                                                  9/5/01           6,952,318
 ..........................................................................................................................
         20,000,000  Stadshypotek Delaware Inc.
                     3.68s (Sweden)                                                            8/20/01          19,895,946
 ..........................................................................................................................
          5,614,000  Svenska Handelsbanken
                     3.71s (Sweden)                                                             8/7/01           5,592,015
 ..........................................................................................................................
          3,000,000  Svenska Handelsbanken
                     3.61s (Sweden)                                                             9/5/01           2,979,844
 ..........................................................................................................................
         11,000,000  Swedbank 4.65s (Sweden)                                                    8/6/01          10,957,265
 ..........................................................................................................................
          5,800,000  Swedbank 4.6s (Sweden)                                                     8/8/01           5,771,097
 ..........................................................................................................................
          3,000,000  Swedbank 4.54s (Sweden)                                                   8/23/01           2,979,570
 ..........................................................................................................................
          6,300,000  Swedbank 3.6s (Sweden)                                                     9/5/01           6,257,790
 ..........................................................................................................................
          2,655,000  Swedbank 3.55s (Sweden)                                                  11/20/01           2,617,561
 ..........................................................................................................................
          5,000,000  UBS Finance (Delaware) LLC
                     3.98s (Switzerland)                                                        7/3/01           4,998,342
 ..........................................................................................................................
         13,200,000  Unibanco-Uniao De Bancos
                     Brasileiros, SA 6.665s (West
                     Deutsche Landesbank
                     Girozentrale (LOC)) (Germany)                                             7/13/01          13,176,118
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               333,389,585
--------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper
                     (cost $717,738,603)                                                                      $717,738,603
--------------------------------------------------------------------------------------------------------------------------
Certificates of Deposit (10.9%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                            Maturity Date            Value
 ..........................................................................................................................
        $10,000,000  Abbey National Treasury
                     Services 4.7s (United Kingdom)                                            7/19/01          $9,999,580
 ..........................................................................................................................
          5,000,000  Abbey National Treasury
                     Services 4.7s (United Kingdom)                                            7/19/01           5,001,104
 ..........................................................................................................................
          6,000,000  Bayerische Hypo- und
                     Vereinsbank AG 4.22s (Germany)                                             8/6/01           6,001,326
 ..........................................................................................................................
          2,000,000  Bayerische Landesbank
                     Girozentrale 3.77s (Germany)                                             12/14/01           1,999,485
 ..........................................................................................................................
          4,500,000  Canadian Imperial Bank of
                     Commerce 4.145s (Canada)                                                   5/8/02           4,497,833
 ..........................................................................................................................
          7,000,000  Commerzbank AG 6.995s
                     (Germany)                                                                 7/18/01           7,005,051
 ..........................................................................................................................
          7,000,000  Commerzbank AG 3.59s
                     (Germany)                                                                12/28/01           7,000,000
 ..........................................................................................................................
         13,000,000  Dresdner Bank AG 4.06s
                     (Germany)                                                                 8/16/01          13,000,168
 ..........................................................................................................................
          7,000,000  Landesbank Hessen Thuringen
                     5.375s (Germany)                                                          7/26/01           7,000,049
 ..........................................................................................................................
          8,000,000  Merita Bank LTD 3.63
                     (Sweden)                                                                  9/28/01           8,000,198
 ..........................................................................................................................
          7,000,000  Societe Generale 3.976s
                     (France)                                                                   7/5/01           6,999,942
 ..........................................................................................................................
          6,000,000  Svenska Handelsbanken 5.32s
                     (Sweden)                                                                  7/25/01           5,999,757
 ..........................................................................................................................
          5,000,000  WestDeutsche Landesbank
                     Girozentrale 4.34s (Germany)                                               7/2/01           5,000,001
 ..........................................................................................................................
         10,000,000  WestDeutsche Landesbank
                     Girozentrale 4.24s (Germany)                                              5/17/02          10,000,855
--------------------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit
                     (cost $56,000,970)                                                                        $97,505,349
--------------------------------------------------------------------------------------------------------------------------
U. S. Government & Agency Obligations (4.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $5,700,000  Federal Home Loan Bank 3.58s                                              9/14/01          $5,656,921
 ..........................................................................................................................
         10,782,000  Federal Home Loan
                     Mortgage Corp. 3.67s                                                       9/6/01          10,707,257
 ..........................................................................................................................
          9,000,000  Federal National Mortgage
                     Association 4.71s                                                          8/3/01           8,959,965
 ..........................................................................................................................
         17,000,000  Federal National Mortgage
                     Corp. 3.58s                                                               9/13/01          16,873,208
--------------------------------------------------------------------------------------------------------------------------
                     Total U. S. Government &
                     Agency Obligations
                     (cost $42,197,351)                                                                        $42,197,351
--------------------------------------------------------------------------------------------------------------------------

Corporate Bonds and Notes (3.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $7,000,000  Abbey National Treasury Services
                     3.755s (United Kingdom)                                                  10/25/01          $6,998,532
 ..........................................................................................................................
          8,000,000  Credit Suisse First Boston, Inc.
                     144A 4.001s (Switzerland)                                                 8/10/01           8,000,000
 ..........................................................................................................................
          7,000,000  National City Bank FRN 3.82s                                             11/21/01           6,999,730
 ..........................................................................................................................
          1,210,000  Svenska Handelsbanken 7.075s
                     (Sweden)                                                                  7/23/01           1,209,712
 ..........................................................................................................................
          7,000,000  Wells Fargo & Co. FRN 3.89s                                               7/16/01           6,999,928
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $30,207,902)                                                                        $30,207,902
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $887,649,205) (b)                                                                  $887,649,205
--------------------------------------------------------------------------------------------------------------------------
Diversification by Country
--------------------------------------------------------------------------------------------------------------------------
Distribution of investments by country of issue at
June 30, 2001: (as percentage of Market Value)
------------------------------------------------------------------------------
Canada                                                                  1.3%
 ..............................................................................
Denmark                                                                 3.9
 ..............................................................................
Germany                                                                13.8
 ..............................................................................
Norway                                                                  3.7
 ..............................................................................
Sweden                                                                 11.8
 ..............................................................................
Switzerland                                                             3.2
 ..............................................................................
United Kingdom                                                         11.0
 ..............................................................................
United States                                                          49.6
 ..............................................................................
Other                                                                   1.7
------------------------------------------------------------------------------
Total                                                                 100.0%
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT New Opportunities Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (95.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.7%)
 ..........................................................................................................................
            626,500  Lamar Advertising Co. (NON)                                                               $27,566,000
 ..........................................................................................................................
             14,400  Omnicom Group, Inc.                                                                         1,238,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                28,804,400
--------------------------------------------------------------------------------------------------------------------------
Airlines (1.1%)
 ..........................................................................................................................
            720,500  Ryanair Holdings PLC ADR (Ireland) (NON)                                                   37,429,975
 ..........................................................................................................................
            436,600  Southwest Airlines Co.                                                                      8,072,734
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,502,709
--------------------------------------------------------------------------------------------------------------------------
Banking (2.9%)
 ..........................................................................................................................
            697,900  Bank of New York Co., Inc. (The)                                                           33,499,200
 ..........................................................................................................................
            250,700  Fifth Third Bancorp                                                                        15,054,535
 ..........................................................................................................................
            783,000  National Commerce Financial Corp.                                                          19,081,710
 ..........................................................................................................................
             29,400  Silicon Valley Bancshares (NON)                                                               646,800
 ..........................................................................................................................
            602,300  TCF Financial Corp.                                                                        27,892,513
 ..........................................................................................................................
            345,900  Zions Bancorp                                                                              20,408,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               116,582,858
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.7%)
 ..........................................................................................................................
             60,200  Pepsi Bottling Group, Inc. (The)                                                            2,414,020
 ..........................................................................................................................
            570,700  PepsiCo, Inc.                                                                              25,224,940
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                27,638,960
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (2.3%)
 ..........................................................................................................................
            254,700  Genentech, Inc. (NON)                                                                      14,033,970
 ..........................................................................................................................
            156,600  ICOS Corp. (NON)                                                                           10,022,400
 ..........................................................................................................................
             74,950  IDEC Pharmaceuticals Corp. (NON)                                                            5,073,366
 ..........................................................................................................................
            117,900  Imclone Systems, Inc (NON)                                                                  6,225,120
 ..........................................................................................................................
          1,047,300  MedImmune, Inc. (NON)                                                                      49,432,560
 ..........................................................................................................................
             83,800  SICOR, Inc. (NON)                                                                           1,935,780
 ..........................................................................................................................
            151,600  Vertex Pharmaceuticals, Inc. (NON)                                                          7,504,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                94,227,396
--------------------------------------------------------------------------------------------------------------------------
Cable Television (1.6%)
 ..........................................................................................................................
          3,733,018  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                              65,290,485
 ..........................................................................................................................
             54,100  Mediacom Communications Corp. (NON)                                                           955,406
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                66,245,891
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (2.8%)
 ..........................................................................................................................
            583,100  CDW Computer Centers, Inc. (NON)                                                           23,154,901
 ..........................................................................................................................
            384,600  Cintas Corp.                                                                               17,787,750
 ..........................................................................................................................
             38,200  eBay, Inc. (NON)                                                                            2,616,318
 ..........................................................................................................................
             44,800  H&R Block, Inc.                                                                             2,891,840
 ..........................................................................................................................
            210,500  Macrovision Corp. (NON)                                                                    14,419,250
 ..........................................................................................................................
            259,500  Paychex, Inc.                                                                              10,380,000
 ..........................................................................................................................
            430,800  Robert Half International, Inc. (NON)                                                      10,722,612
 ..........................................................................................................................
            564,900  TMP Worldwide, Inc. (NON)                                                                  33,894,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               115,866,671
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (5.7%)
 ..........................................................................................................................
            146,100  Brocade Communications Systems (NON)                                                        6,426,939
 ..........................................................................................................................
            277,400  CIENA Corp. (NON)                                                                          10,541,200
 ..........................................................................................................................
          1,675,300  Cisco Systems, Inc. (NON) (SEG)                                                            30,490,460
 ..........................................................................................................................
          1,194,100  Comverse Technology, Inc. (NON)                                                            68,183,110
 ..........................................................................................................................
             59,500  Digital Lightwave, Inc. (NON)                                                               2,199,120
 ..........................................................................................................................
            240,100  Extreme Networks, Inc. (NON)                                                                7,082,950
 ..........................................................................................................................
            184,900  Inrange Technologies Corp. (NON)                                                            2,838,215
 ..........................................................................................................................
            377,800  McData Corp. (NON)                                                                          6,630,390
 ..........................................................................................................................
            536,300  Nokia OYJ ADR (Finland)                                                                    11,820,052
 ..........................................................................................................................
            146,700  ONI System Corp. (NON)                                                                      4,092,930
 ..........................................................................................................................
            155,700  Polycom, Inc. (NON)                                                                         3,595,113
 ..........................................................................................................................
            647,700  QUALCOMM, Inc. (NON)                                                                       37,877,496
 ..........................................................................................................................
            489,800  Scientific-Atlanta, Inc.                                                                   19,885,880
 ..........................................................................................................................
            923,200  Sonus Networks, Inc. (NON)                                                                 21,565,952
 ..........................................................................................................................
            123,100  Tellium, Inc. (NON)                                                                         2,240,420
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               235,470,227
--------------------------------------------------------------------------------------------------------------------------
Computers -- Hardware (1.1%)
 ..........................................................................................................................
            967,200  Dell Computer Corp. (NON)                                                                  25,292,280
 ..........................................................................................................................
            153,400  IBM Corp.                                                                                  17,334,200
 ..........................................................................................................................
             25,500  Lexmark International, Inc. (NON)                                                           1,714,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                44,341,355
--------------------------------------------------------------------------------------------------------------------------
Computers-- Software and Services (1.1%)
 ..........................................................................................................................
             16,500  BARRA, Inc. (NON)                                                                             645,975
 ..........................................................................................................................
             75,100  Electronics for Imaging, Inc. (NON)                                                         2,215,450
 ..........................................................................................................................
            717,040  VeriSign, Inc. (NON)                                                                       43,029,570
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                45,890,995
--------------------------------------------------------------------------------------------------------------------------
Computer Services (0.4%)
 ..........................................................................................................................
             29,500  BISYS Group, Inc. (The) (NON)                                                               1,740,500
 ..........................................................................................................................
            429,600  Checkfree Corp. (NON)                                                                      15,066,072
 ..........................................................................................................................
             13,100  Fiserv, Inc. (NON)                                                                            838,138
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,644,710
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (4.6%)
 ..........................................................................................................................
          3,005,800  General Electric Co. (SEG)                                                                146,532,750
 ..........................................................................................................................
            774,600  Tyco International, Ltd. (Bermuda)                                                         42,215,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               188,748,450
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.2%)
 ..........................................................................................................................
            183,200  AmeriCredit Corp. (NON)                                                                     9,517,240
 ..........................................................................................................................
            443,510  Capital One Financial Corp.                                                                26,610,600
 ..........................................................................................................................
             29,900  Metris Cos., Inc.                                                                           1,007,929
 ..........................................................................................................................
            233,498  Providian Financial Corp.                                                                  13,823,082
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                50,958,851
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..........................................................................................................................
            265,000  Power-One, Inc. (NON)                                                                       4,409,600
--------------------------------------------------------------------------------------------------------------------------
Electronics (3.9%)
 ..........................................................................................................................
            618,700  Celestica, Inc. (Canada) (NON)                                                             31,863,050
 ..........................................................................................................................
            904,600  Finisar Corp. (NON)                                                                        16,897,928
 ..........................................................................................................................
          1,214,300  Flextronics International, Ltd. (Singapore) (NON)                                          31,705,373
 ..........................................................................................................................
            898,200  Jabil Circuit, Inc. (NON)                                                                  27,718,452
 ..........................................................................................................................
             54,400  PerkinElmer, Inc.                                                                           1,497,632
 ..........................................................................................................................
            528,800  QLogic Corp. (NON)                                                                         34,081,160
 ..........................................................................................................................
            721,000  Sanmina Corp. (NON)                                                                        16,878,610
 ..........................................................................................................................
             35,400  Vishay Intertechnology, Inc. (NON)                                                            814,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               161,456,405
--------------------------------------------------------------------------------------------------------------------------
Energy (0.7%)
 ..........................................................................................................................
            291,800  Global Marine, Inc. (NON)                                                                   5,436,234
 ..........................................................................................................................
             76,800  Key Energy Services, Inc. (NON)                                                               832,512
 ..........................................................................................................................
             80,500  Marine Drilling Co., Inc. (NON)                                                             1,538,355
 ..........................................................................................................................
            275,900  Nabors Industries, Inc. (NON)                                                              10,263,480
 ..........................................................................................................................
            309,400  National-Oilwell, Inc. (NON)                                                                8,291,920
 ..........................................................................................................................
            203,500  Patterson-UTI Energy, Inc. (NON)                                                            3,636,545
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                29,999,046
--------------------------------------------------------------------------------------------------------------------------
Entertainment (--%)
 ..........................................................................................................................
             25,600  Pixar, Inc. (NON)                                                                           1,044,480
--------------------------------------------------------------------------------------------------------------------------
Financial (0.3%)
 ..........................................................................................................................
            110,152  Fannie Mae                                                                                  9,379,443
 ..........................................................................................................................
             21,000  Intuit, Inc. (NON)                                                                            839,790
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,219,233
--------------------------------------------------------------------------------------------------------------------------
Food (0.4%)
 ..........................................................................................................................
            523,100  Kraft Foods, Inc. Class A (NON)                                                            16,216,100
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.1%)
 ..........................................................................................................................
             42,300  Argosy Gaming Co. (NON)                                                                     1,174,248
 ..........................................................................................................................
             45,200  International Game Technology (NON)                                                         2,836,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,010,548
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (3.5%)
 ..........................................................................................................................
             22,600  AdvancePCS (NON)                                                                            1,447,530
 ..........................................................................................................................
            272,000  AmeriSource Health Corp. Class A (NON)                                                     15,041,600
 ..........................................................................................................................
            173,250  Cardinal Health, Inc.                                                                      11,954,250
 ..........................................................................................................................
            333,900  Caremark Rx, Inc. (NON)                                                                     5,492,655
 ..........................................................................................................................
             27,300  Cerner Corp. (NON)                                                                          1,146,600
 ..........................................................................................................................
            277,100  Community Health Systems, Inc. (NON)                                                        8,174,450
 ..........................................................................................................................
            110,400  DaVita, Inc. (NON)                                                                          2,244,432
 ..........................................................................................................................
            604,000  Healthsouth Corp. (NON)                                                                     9,645,880
 ..........................................................................................................................
             47,200  Henry Schein, Inc. (NON)                                                                    1,805,400
 ..........................................................................................................................
            634,400  IMS Health, Inc.                                                                           18,080,400
 ..........................................................................................................................
            301,000  McKesson HBOC, Inc.                                                                        11,173,120
 ..........................................................................................................................
             57,100  Oxford Health Plans, Inc. (NON)                                                             1,633,060
 ..........................................................................................................................
             31,254  Pharmaceutical Product Development,
                     Inc. (NON)                                                                                    953,560
 ..........................................................................................................................
            740,500  UnitedHealth Group, Inc.                                                                   45,725,875
 ..........................................................................................................................
            163,000  Universal Health Services, Inc. (NON)                                                       7,416,500
 ..........................................................................................................................
             94,700  WebMD Corp. (NON)                                                                             662,900
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               142,598,212
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.1%)
 ..........................................................................................................................
             56,300  Lennar Corp.                                                                                2,347,710
 ..........................................................................................................................
              9,200  NVR, Inc. (NON)                                                                             1,361,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,709,310
--------------------------------------------------------------------------------------------------------------------------
Insurance (0.7%)
 ..........................................................................................................................
            325,000  American International Group, Inc.                                                         27,950,000
 ..........................................................................................................................
             18,200  Brown & Brown, Inc.                                                                           764,218
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                28,714,218
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.2%)
 ..........................................................................................................................
             57,500  Federated Investors, Inc.                                                                   1,851,500
 ..........................................................................................................................
            510,600  Morgan Stanley, Dean Witter & Co.                                                          32,795,838
 ..........................................................................................................................
          1,011,200  Schwab (Charles) Corp.                                                                     15,471,360
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                50,118,698
--------------------------------------------------------------------------------------------------------------------------
Leisure (0.6%)
 ..........................................................................................................................
            521,900  Harley-Davidson, Inc.                                                                      24,571,052
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.4%)
 ..........................................................................................................................
            289,630  Four Seasons Hotels, Inc. (Canada)                                                         16,031,021
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ..........................................................................................................................
             21,400  Roper Industries, Inc.                                                                        893,450
 ..........................................................................................................................
             50,000  Teleflex, Inc.                                                                              2,200,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,093,450
--------------------------------------------------------------------------------------------------------------------------
Media (10.8%)
 ..........................................................................................................................
          1,549,300  AOL Time Warner, Inc. (NON)                                                                82,112,900
 ..........................................................................................................................
          1,505,600  Clear Channel Communications, Inc. (NON) (SEG)                                             94,401,120
 ..........................................................................................................................
            394,900  Entercom Communications Corp. (NON)                                                        21,170,588
 ..........................................................................................................................
            725,780  Hispanic Broadcasting Corp. (NON)                                                          20,822,628
 ..........................................................................................................................
          1,245,000  Univision Communications, Inc. Class A (NON)                                               53,261,100
 ..........................................................................................................................
          2,488,800  Viacom, Inc. Class B (NON)                                                                128,795,400
 ..........................................................................................................................
          1,050,200  WestWood One, Inc. (NON)                                                                   38,699,870
 ..........................................................................................................................
             80,900  Yahoo! Inc. (NON)                                                                           1,617,191
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               440,880,797
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.9%)
 ..........................................................................................................................
          1,234,100  Apogent Technologies, Inc. (NON)                                                           30,358,860
 ..........................................................................................................................
            588,500  Applera Corp.-Applied
                     Biosystems Group                                                                           15,742,375
 ..........................................................................................................................
             98,000  Charles River Laboratories
                     International, Inc. (NON)                                                                   3,405,500
 ..........................................................................................................................
            395,000  Cytyc Corp. (NON)                                                                           9,104,750
 ..........................................................................................................................
            123,800  Edwards Lifesciences Corp. (NON)                                                            3,263,368
 ..........................................................................................................................
            419,900  Invitrogen Corp. (NON)                                                                     30,148,820
 ..........................................................................................................................
            719,800  Medtronic, Inc.                                                                            33,117,998
 ..........................................................................................................................
            302,500  QIAGEN NV (Netherlands) (NON)                                                               6,670,125
 ..........................................................................................................................
            365,866  Sybron Dental Specialties, Inc. (NON)                                                       7,496,594
 ..........................................................................................................................
            690,500  Waters Corp. (NON)                                                                         19,064,705
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               158,373,095
--------------------------------------------------------------------------------------------------------------------------
Metals (--%)
 ..........................................................................................................................
            145,625  Freeport-McMoRan Copper &
                     Gold, Inc. Class A (NON)                                                                    1,460,619
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (1.0%)
 ..........................................................................................................................
            436,700  Dynegy, Inc.                                                                               20,306,550
 ..........................................................................................................................
            384,000  Enron Corp.                                                                                18,816,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,122,550
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (--%)
 ..........................................................................................................................
             44,400  Valero Energy Corp.                                                                         1,633,032
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (9.7%)
 ..........................................................................................................................
            420,602  Allergan, Inc.                                                                             35,961,471
 ..........................................................................................................................
             86,600  Andrx Group (NON)                                                                           6,668,200
 ..........................................................................................................................
            378,800  Cephalon, Inc. (NON)                                                                       26,705,400
 ..........................................................................................................................
             13,800  Cima Labs, Inc. (NON)                                                                       1,083,300
 ..........................................................................................................................
            106,200  Elan Corp. PLC ADR (Ireland) (NON)                                                          6,478,200
 ..........................................................................................................................
            236,100  Enzon, Inc. (NON)                                                                          14,756,250
 ..........................................................................................................................
            253,200  Forest Laboratories, Inc. (NON)                                                            17,977,200
 ..........................................................................................................................
            694,125  IVAX Corp. (NON)                                                                           27,070,875
 ..........................................................................................................................
            343,200  Johnson & Johnson                                                                          17,160,000
 ..........................................................................................................................
            408,548  King Pharmaceuticals, Inc. (NON)                                                           21,959,455
 ..........................................................................................................................
            417,800  Lilly (Eli) & Co.                                                                          30,917,200
 ..........................................................................................................................
            267,300  Medicis Pharmaceutical Corp. Class A (NON)                                                 14,166,900
 ..........................................................................................................................
            539,700  Merck & Co., Inc.                                                                          34,492,227
 ..........................................................................................................................
          2,359,200  Pfizer, Inc.                                                                               94,485,960
 ..........................................................................................................................
            291,400  Pharmacia Corp.                                                                            13,389,830
 ..........................................................................................................................
            183,100  Schering-Plough Corp.                                                                       6,635,544
 ..........................................................................................................................
            480,400  Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                     26,662,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               396,570,212
--------------------------------------------------------------------------------------------------------------------------
Power Producers (2.5%)
 ..........................................................................................................................
            299,610  AES Corp. (NON)                                                                            12,898,211
 ..........................................................................................................................
          1,160,400  Calpine Corp. (NON)                                                                        43,863,120
 ..........................................................................................................................
          1,242,669  Mirant Corp. (NON)                                                                         42,747,814
 ..........................................................................................................................
            183,600  Reliant Resources, Inc. (NON)                                                               4,534,920
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               104,044,065
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
 ..........................................................................................................................
             40,600  Brinker International, Inc. (NON)                                                           1,049,510
 ..........................................................................................................................
            516,564  Starbucks Corp. (NON)                                                                      11,880,972
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,930,482
--------------------------------------------------------------------------------------------------------------------------
Retail (6.5%)
 ..........................................................................................................................
            239,600  AutoZone, Inc. (NON)                                                                        8,985,000
 ..........................................................................................................................
          2,585,300  Bed Bath & Beyond, Inc. (NON)                                                              80,661,360
 ..........................................................................................................................
             52,700  BJ's Wholesale Club, Inc. (NON)                                                             2,806,802
 ..........................................................................................................................
            261,600  Dollar General Corp.                                                                        5,101,200
 ..........................................................................................................................
          1,011,500  Dollar Tree Stores, Inc. (NON)                                                             28,160,160
 ..........................................................................................................................
             49,800  Expedia Inc. (NON)                                                                          2,320,680
 ..........................................................................................................................
            304,700  Family Dollar Stores, Inc.                                                                  7,809,461
 ..........................................................................................................................
            501,300  HomeStore.com, Inc. (NON)                                                                  17,525,448
 ..........................................................................................................................
            788,100  Kohls Corp. (NON)                                                                          49,437,513
 ..........................................................................................................................
            359,000  Lowe's Cos., Inc.                                                                          26,045,450
 ..........................................................................................................................
             61,300  Oakley, Inc. (NON)                                                                          1,134,050
 ..........................................................................................................................
            558,700  Wal-Mart Stores, Inc.                                                                      27,264,560
 ..........................................................................................................................
            420,400  Whole Foods Market, Inc. (NON)                                                             11,392,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               268,644,524
--------------------------------------------------------------------------------------------------------------------------
Schools (0.7%)
 ..........................................................................................................................
            297,900  Apollo Group, Inc. Class A (NON)                                                           12,645,855
 ..........................................................................................................................
            469,300  SmartForce PLC ADR (Ireland) (NON)                                                         16,533,439
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                29,179,294
--------------------------------------------------------------------------------------------------------------------------
Semiconductors (6.5%)
 ..........................................................................................................................
             31,400  Advanced Micro Devices, Inc. (NON)                                                            906,832
 ..........................................................................................................................
            221,700  Altera Corp. (NON)                                                                          6,429,300
 ..........................................................................................................................
             19,100  Analog Devices, Inc. (NON)                                                                    826,075
 ..........................................................................................................................
            577,500  Applied Micro Circuits Corp. (NON)                                                          9,933,000
 ..........................................................................................................................
             35,800  Cypress Semiconductor Corp. (NON)                                                             853,830
 ..........................................................................................................................
            295,100  Emulex Corp. (NON)                                                                         11,922,040
 ..........................................................................................................................
             59,700  Fairchild Semiconductor Corp. Class A (NON)                                                 1,373,100
 ..........................................................................................................................
            246,500  GlobeSpan, Inc. (NON)                                                                       3,598,900
 ..........................................................................................................................
            779,800  Intel Corp.                                                                                22,809,150
 ..........................................................................................................................
            802,900  Linear Technology Corp.                                                                    35,504,238
 ..........................................................................................................................
          1,100,900  Marvell Technology Group Ltd.
                     (Bermuda) (NON)                                                                            29,614,210
 ..........................................................................................................................
          1,520,900  Maxim Integrated Products, Inc. (NON)                                                      67,238,989
 ..........................................................................................................................
            346,900  Micrel, Inc. (NON)                                                                         11,447,700
 ..........................................................................................................................
            421,100  Microchip Technology, Inc. (NON)                                                           14,077,373
 ..........................................................................................................................
            488,400  Micron Technology, Inc. (NON)                                                              20,073,240
 ..........................................................................................................................
             35,100  NVIDIA Corp. (NON)                                                                          3,255,525
 ..........................................................................................................................
            486,300  Semtech Corp. (NON)                                                                        14,589,000
 ..........................................................................................................................
             10,900  Texas Instruments, Inc.                                                                       343,350
 ..........................................................................................................................
            336,500  TranSwitch Corp. (NON)                                                                      3,701,500
 ..........................................................................................................................
            174,200  Xilinx, Inc. (NON)                                                                          7,184,008
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               265,681,360
--------------------------------------------------------------------------------------------------------------------------
Semiconductor Production Equipment (1.3%)
 ..........................................................................................................................
            314,262  Applied Materials, Inc. (NON)                                                              15,430,264
 ..........................................................................................................................
            338,800  ASM Lithography Holdings NV
                     (Netherlands) (NON)                                                                         7,538,300
 ..........................................................................................................................
            144,900  KLA-Tencor Corp. (NON)                                                                      8,472,303
 ..........................................................................................................................
            366,500  LAM Research Corp. (NON)                                                                   10,866,725
 ..........................................................................................................................
            208,600  Novellus Systems, Inc. (NON)                                                               11,846,394
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                54,153,986
--------------------------------------------------------------------------------------------------------------------------
Software (11.0%)
 ..........................................................................................................................
             28,400  Activision, Inc. (NON)                                                                      1,114,700
 ..........................................................................................................................
             81,800  Adobe Systems, Inc.                                                                         3,844,600
 ..........................................................................................................................
            186,780  Agile Software Corp. (NON)                                                                  3,175,260
 ..........................................................................................................................
            658,800  Amdocs, Ltd. (Guernsey) (NON)                                                              35,476,380
 ..........................................................................................................................
          1,176,400  BEA Systems, Inc. (NON)                                                                    36,127,244
 ..........................................................................................................................
             35,400  Cadence Design Systems, Inc. (NON)                                                            659,502
 ..........................................................................................................................
            110,000  Check Point Software Technologies
                     Ltd. (Israel) (NON)                                                                         5,562,700
 ..........................................................................................................................
             41,500  Citrix Systems, Inc. (NON)                                                                  1,448,350
 ..........................................................................................................................
             18,702  Computer Associates International, Inc.                                                       673,272
 ..........................................................................................................................
             88,600  E.piphany, Inc. (NON)                                                                         900,176
 ..........................................................................................................................
            483,400  Electronic Arts, Inc. (NON)                                                                27,988,860
 ..........................................................................................................................
            215,100  Informatica Corp. (NON)                                                                     3,734,136
 ..........................................................................................................................
            173,500  Internet Security Systems, Inc. (NON)                                                       8,425,160
 ..........................................................................................................................
            286,200  Interwoven, Inc. (NON)                                                                      4,836,780
 ..........................................................................................................................
            290,300  Manugistics Group, Inc. (NON)                                                               7,286,530
 ..........................................................................................................................
             99,500  Mentor Graphics Corp. (NON)                                                                 1,741,250
 ..........................................................................................................................
             78,300  MetaSolv, Inc. (NON)                                                                          620,919
 ..........................................................................................................................
            272,700  Micromuse, Inc. (NON)                                                                       7,632,873
 ..........................................................................................................................
          1,533,900  Microsoft Corp. (NON)                                                                     111,974,700
 ..........................................................................................................................
            131,000  Novell, Inc. (NON)                                                                            745,390
 ..........................................................................................................................
          1,839,100  Parametric Technology Corp. (NON)                                                          25,729,009
 ..........................................................................................................................
            407,400  Peregrine Systems, Inc. (NON)                                                              11,814,600
 ..........................................................................................................................
            242,200  Retek, Inc. (NON)                                                                          11,611,068
 ..........................................................................................................................
            641,100  Siebel Systems, Inc. (NON)                                                                 30,067,590
 ..........................................................................................................................
             44,700  Sybase, Inc. (NON)                                                                            735,315
 ..........................................................................................................................
            187,800  Symantec Corp. (NON)                                                                        8,204,982
 ..........................................................................................................................
          1,382,700  VERITAS Software Corp. (NON)                                                               91,991,031
 ..........................................................................................................................
            288,300  webMethods, Inc. (NON)                                                                      6,106,194
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               450,228,571
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.9%)
 ..........................................................................................................................
          1,304,100  Asia Global Crossing Ltd. Class A (NON)                                                     7,759,395
 ..........................................................................................................................
            435,100  Focal Communications Corp. (NON)                                                            1,026,836
 ..........................................................................................................................
            592,400  Global Crossing, Ltd. (NON)                                                                 5,118,336
 ..........................................................................................................................
            166,200  Infonet Services Corp. (NON)                                                                1,412,700
 ..........................................................................................................................
          3,020,600  McLeodUSA, Inc. Class A (NON)                                                              13,864,554
 ..........................................................................................................................
          3,539,054  Metromedia Fiber Network, Inc. Class A (NON)                                                7,219,670
 ..........................................................................................................................
            512,300  Qwest Communications International, Inc.                                                   16,327,000
 ..........................................................................................................................
            286,400  SBA Communications Corp. (NON)                                                              7,088,400
 ..........................................................................................................................
            462,000  Sprint Corp. (PCS Group) (NON)                                                             11,157,300
 ..........................................................................................................................
            423,900  TeleCorp PCS, Inc. (NON)                                                                    8,210,943
 ..........................................................................................................................
            468,000  Time Warner Telecom, Inc. (NON)                                                            15,687,360
 ..........................................................................................................................
            301,800  Triton PCS Holdings, Inc. Class A (NON)                                                    12,373,800
 ..........................................................................................................................
             12,000  United States Cellular Corp. (NON)                                                            691,800
 ..........................................................................................................................
            162,800  Western Wireless Corp. (NON)                                                                7,000,400
 ..........................................................................................................................
          2,231,948  XO Communications, Inc. Class A (NON)                                                       4,285,340
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               119,223,834
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.3%)
 ..........................................................................................................................
            227,700  Philip Morris Cos., Inc.                                                                   11,555,775
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $3,914,223,272)                                                                  $3,927,797,042
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (3.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $69,906,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg Inc.
                     due July 2, 2001 with respect to various
                     U.S. Government obligations-- maturity
                     value of $69,929,885 for an effective
                     yield of 4.10%                                                                            $69,906,000
 ..........................................................................................................................
         34,071,000  Interest in $353,491,000 joint
                     repurchase agreement dated
                     June 29, 2001 with JPMorgan Chase
                     & Co. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $34,082,499 for an
                     effective yield of 4.05%                                                                   34,071,000
 ..........................................................................................................................
         29,000,000  Petrobras International Finance
                     effective yield of 3.90%, July 12, 2001                                                    28,965,442
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $132,942,442)                                                                      $132,942,442
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $4,047,165,714) (b)                                                              $4,060,739,484
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                 Aggregate        Expiration     Unrealized
                Total Value     Face Value           Date       Depreciation
 ..............................................................................
S&P 500 Index
(Long)         $115,163,950    $116,309,604         Sep-01      $(1,145,654)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT New Value Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (96.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (1.9%)
 ..........................................................................................................................
             78,100  Boeing Co.                                                                                 $4,342,360
 ..........................................................................................................................
            132,600  Lockheed Martin Corp.                                                                       4,912,830
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,255,190
--------------------------------------------------------------------------------------------------------------------------
Airlines (1.0%)
 ..........................................................................................................................
            260,500  Southwest Airlines Co.                                                                      4,816,645
--------------------------------------------------------------------------------------------------------------------------
Automotive (2.2%)
 ..........................................................................................................................
            201,300  Ford Motor Co.                                                                              4,941,915
 ..........................................................................................................................
            158,600  Lear Corp. (NON)                                                                            5,535,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,477,055
--------------------------------------------------------------------------------------------------------------------------
Banking (11.2%)
 ..........................................................................................................................
            243,900  Bank of America Corp.                                                                      14,641,317
 ..........................................................................................................................
            275,000  Charter One Financial, Inc.                                                                 8,772,500
 ..........................................................................................................................
             94,700  Comerica, Inc.                                                                              5,454,720
 ..........................................................................................................................
            142,100  FleetBoston Financial Corp.                                                                 5,605,845
 ..........................................................................................................................
             47,300  M & T Bank Corp.                                                                            3,571,150
 ..........................................................................................................................
            307,900  Sovereign Bancorp, Inc.                                                                     4,002,700
 ..........................................................................................................................
            521,016  U.S. Bancorp                                                                               11,873,955
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                53,922,187
--------------------------------------------------------------------------------------------------------------------------
Beverage (1.8%)
 ..........................................................................................................................
            220,200  Pepsi Bottling Group, Inc. (The)                                                            8,830,020
--------------------------------------------------------------------------------------------------------------------------
Cable Television (1.3%)
 ..........................................................................................................................
            355,200  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               6,212,448
--------------------------------------------------------------------------------------------------------------------------
Chemicals (2.5%)
 ..........................................................................................................................
            113,600  Avery Dennison Corp.                                                                        5,799,280
 ..........................................................................................................................
            147,500  Engelhard Corp.                                                                             3,804,025
 ..........................................................................................................................
            196,500  Hercules, Inc. (NON)                                                                        2,220,450
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,823,755
--------------------------------------------------------------------------------------------------------------------------
Coal (1.3%)
 ..........................................................................................................................
            177,600  Arch Coal, Inc.                                                                             4,594,512
 ..........................................................................................................................
             47,300  Peabody Energy Corp. (NON)                                                                  1,549,075
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,143,587
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.1%)
 ..........................................................................................................................
            807,600  Service Corp. International (NON)                                                           5,136,336
--------------------------------------------------------------------------------------------------------------------------
Computers (2.2%)
 ..........................................................................................................................
            272,300  Compaq Computer Corp.                                                                       4,217,927
 ..........................................................................................................................
            213,100  Hewlett-Packard Co.                                                                         6,094,660
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,312,587
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.8%)
 ..........................................................................................................................
              4,200  Berkshire Hathaway, Inc. Class B (NON)                                                      9,660,000
 ..........................................................................................................................
             71,000  Tyco International, Ltd. (Bermuda)                                                          3,869,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,529,500
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.1%)
 ..........................................................................................................................
             37,800  Household International, Inc.                                                               2,521,260
 ..........................................................................................................................
            130,200  Providian Financial Corp.                                                                   7,707,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,229,100
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (5.5%)
 ..........................................................................................................................
            142,100  CMS Energy Corp.                                                                            3,957,485
 ..........................................................................................................................
            118,400  Entergy Corp.                                                                               4,545,376
 ..........................................................................................................................
            201,300  FirstEnergy Corp.                                                                           6,473,808
 ..........................................................................................................................
            252,000  Northeast Utilities                                                                         5,229,000
 ..........................................................................................................................
            142,100  Progress Energy, Inc.                                                                       6,383,132
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,588,801
--------------------------------------------------------------------------------------------------------------------------
Energy (1.5%)
 ..........................................................................................................................
            177,600  Transocean Sedco Forex, Inc.                                                                7,326,000
--------------------------------------------------------------------------------------------------------------------------
Financial (6.1%)
 ..........................................................................................................................
            369,400  Citigroup, Inc.                                                                            19,519,096
 ..........................................................................................................................
            111,300  Fannie Mae                                                                                  9,477,195
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                28,996,291
--------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
 ..........................................................................................................................
             35,500  Kraft Foods, Inc. Class A (NON)                                                             1,100,500
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.1%)
 ..........................................................................................................................
            104,200  CIGNA Corp.                                                                                 9,984,444
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.7%)
 ..........................................................................................................................
            201,300  ACE, Ltd.                                                                                   7,868,817
 ..........................................................................................................................
            106,500  American General Corp.                                                                      4,946,925
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,815,742
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (6.4%)
 ..........................................................................................................................
            111,300  Bear Stearns Cos., Inc. (The)                                                               6,563,361
 ..........................................................................................................................
            196,500  J.P. Morgan Chase & Co.                                                                     8,763,900
 ..........................................................................................................................
            101,800  Merrill Lynch & Co., Inc.                                                                   6,031,650
 ..........................................................................................................................
            146,800  Morgan Stanley, Dean Witter & Co.                                                           9,428,964
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,787,875
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.9%)
 ..........................................................................................................................
            118,400  Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                             4,413,952
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.4%)
 ..........................................................................................................................
            272,300  Conoco, Inc. Class A                                                                        7,678,860
 ..........................................................................................................................
            145,400  Exxon Mobil Corp.                                                                          12,700,690
 ..........................................................................................................................
            180,000  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                              10,488,600
 ..........................................................................................................................
            130,200  Unocal Corp.                                                                                4,446,330
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                35,314,480
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (3.1%)
 ..........................................................................................................................
            153,400  Boise Cascade Corp.                                                                         5,395,078
 ..........................................................................................................................
            592,100  Owens-Illinois, Inc. (NON)                                                                  4,014,438
 ..........................................................................................................................
            331,600  Smurfit-Stone Container Corp. (NON)                                                         5,371,920
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,781,436
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (2.9%)
 ..........................................................................................................................
            137,300  Merck & Co., Inc.                                                                           8,774,843
 ..........................................................................................................................
            108,900  Pharmacia Corp.                                                                             5,003,955
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,778,798
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (2.4%)
 ..........................................................................................................................
          1,184,200  Xerox Corp.                                                                                11,332,794
--------------------------------------------------------------------------------------------------------------------------
Railroads (1.8%)
 ..........................................................................................................................
            156,300  Union Pacific Corp.                                                                         8,582,433
--------------------------------------------------------------------------------------------------------------------------
Real Estate (3.3%)
 ..........................................................................................................................
            123,100  Boston Properties, Inc. (R)                                                                 5,034,790
 ..........................................................................................................................
            172,900  Equity Office Properties Trust (R)                                                          5,468,827
 ..........................................................................................................................
             94,700  Equity Residential Properties Trust (R)                                                     5,355,285
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,858,902
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.4%)
 ..........................................................................................................................
            284,200  SBC Communications, Inc.                                                                   11,385,052
--------------------------------------------------------------------------------------------------------------------------
Restaurants (1.0%)
 ..........................................................................................................................
            177,600  Darden Restaurants, Inc.                                                                    4,955,040
--------------------------------------------------------------------------------------------------------------------------
Retail (6.2%)
 ..........................................................................................................................
            248,700  Circuit City Stores-Circuit City Group                                                      4,476,600
 ..........................................................................................................................
            118,400  Federated Department Stores, Inc. (NON)                                                     5,032,000
 ..........................................................................................................................
            216,400  Limited, Inc. (The)                                                                         3,574,928
 ..........................................................................................................................
            621,500  Rite Aid Corp. (NON)                                                                        5,593,500
 ..........................................................................................................................
            120,000  Sears, Roebuck & Co.                                                                        5,077,200
 ..........................................................................................................................
            378,900  Staples, Inc. (NON)                                                                         6,058,611
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                29,812,839
--------------------------------------------------------------------------------------------------------------------------
Software (1.2%)
 ..........................................................................................................................
            165,800  Computer Associates International, Inc.                                                     5,968,800
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.3%)
 ..........................................................................................................................
            125,500  ALLTEL Corp.                                                                                7,688,130
 ..........................................................................................................................
            371,800  Sprint Corp. (FON Group)                                                                    7,941,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,629,778
--------------------------------------------------------------------------------------------------------------------------
Tobacco (2.1%)
 ..........................................................................................................................
            201,300  Philip Morris Cos., Inc.                                                                   10,215,975
--------------------------------------------------------------------------------------------------------------------------
Waste Management (2.8%)
 ..........................................................................................................................
            425,000  Republic Services, Inc. (NON)                                                               8,436,250
 ..........................................................................................................................
            160,000  Waste Management, Inc.                                                                      4,931,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,367,450
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $406,609,619)                                                                      $463,685,792
--------------------------------------------------------------------------------------------------------------------------
Convertible Bonds and Notes (2.2%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $2,060,000  Service Corp. International cv. sub. notes
                     6 3/4s, 2008                                                                               $2,249,211
 ..........................................................................................................................
         13,500,000  Solectron Corp. cv. notes zero %, 2020                                                      6,648,750
 ..........................................................................................................................
          4,100,000  Xerox Corp. cv. sub. deb. 0.57s, 2018                                                       1,824,500
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Bonds and Notes
                     (cost $10,312,855)                                                                        $10,722,461
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (4.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $8,389,584  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $8,371,080
 ..........................................................................................................................
         14,297,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $14,301,885 for an effective yield
                     of 4.10%                                                                                   14,297,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $22,668,080)                                                                        $22,668,080
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $439,590,554) (b)                                                                  $497,076,333
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT OTC & Emerging Growth Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (93.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Aerospace and Defense (0.5%)
 ..........................................................................................................................
             26,780  Aeroflex, Inc. (NON)                                                                         $281,190
 ..........................................................................................................................
             12,000  L-3 Communications Holdings, Inc. (NON)                                                       915,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,196,790
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..........................................................................................................................
              8,300  O'Reilly Automotive, Inc. (NON)                                                               238,210
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.2%)
 ..........................................................................................................................
             20,140  Abgenix, Inc. (NON)                                                                           906,300
 ..........................................................................................................................
              5,100  Genzyme Corp. (NON)                                                                           311,100
 ..........................................................................................................................
             21,300  Gilead Sciences, Inc. (NON)                                                                 1,239,447
 ..........................................................................................................................
             13,000  Imclone Systems, Inc (NON)                                                                    686,400
 ..........................................................................................................................
             53,380  Invitrogen Corp. (NON)                                                                      3,832,684
 ..........................................................................................................................
             20,740  QIAGEN NV (Netherlands) (NON)                                                                 457,317
 ..........................................................................................................................
             16,800  Vertex Pharmaceuticals, Inc. (NON)                                                            831,600
 ..........................................................................................................................
             30,790  Waters Corp. (NON)                                                                            850,112
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,114,960
--------------------------------------------------------------------------------------------------------------------------
Coal (0.2%)
 ..........................................................................................................................
             16,600  Arch Coal, Inc.                                                                               429,442
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (6.8%)
 ..........................................................................................................................
             50,290  CDW Computer Centers, Inc. (NON)                                                            1,997,016
 ..........................................................................................................................
              7,700  Corporate Executive Board Co. (NON)                                                           323,400
 ..........................................................................................................................
             18,000  Heidrick & Struggles International, Inc. (NON)                                                365,940
 ..........................................................................................................................
             24,790  Macrovision Corp. (NON)                                                                     1,698,115
 ..........................................................................................................................
             16,900  Maximus, Inc. (NON)                                                                           677,521
 ..........................................................................................................................
             25,500  NCO Group, Inc. (NON)                                                                         788,715
 ..........................................................................................................................
             37,890  Professional Detailing, Inc. (NON)                                                          3,485,880
 ..........................................................................................................................
             81,770  Robert Half International, Inc. (NON)                                                       2,035,255
 ..........................................................................................................................
             57,180  TMP Worldwide, Inc. (NON)                                                                   3,430,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,802,642
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.9%)
 ..........................................................................................................................
             18,090  Brocade Communications Systems (NON)                                                          795,779
 ..........................................................................................................................
             31,690  Extreme Networks, Inc. (NON)                                                                  934,855
 ..........................................................................................................................
             79,870  ONI System Corp. (NON)                                                                      2,228,373
 ..........................................................................................................................
            194,440  Sonus Networks, Inc. (NON)                                                                  4,542,118
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,501,125
--------------------------------------------------------------------------------------------------------------------------
Computers (0.4%)
 ..........................................................................................................................
             62,680  Inrange Technologies Corp. (NON)                                                              962,138
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.1%)
 ..........................................................................................................................
             18,300  AmeriCredit Corp. (NON)                                                                       950,685
 ..........................................................................................................................
             43,000  Metris Companies, Inc.                                                                      1,449,530
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,400,215
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.4%)
 ..........................................................................................................................
             54,580  Power-One, Inc. (NON)                                                                         908,211
--------------------------------------------------------------------------------------------------------------------------
Electronics (6.2%)
 ..........................................................................................................................
             23,990  Celestica, Inc. (Canada) (NON)                                                              1,235,485
 ..........................................................................................................................
             98,770  DDi Corp. (NON)                                                                             1,975,400
 ..........................................................................................................................
             30,090  Emcore Corp. (NON)                                                                            925,268
 ..........................................................................................................................
            232,920  Finisar Corp. (NON)                                                                         4,350,946
 ..........................................................................................................................
             38,890  Integrated Device Technology, Inc. (NON)                                                    1,232,424
 ..........................................................................................................................
             49,880  Jabil Circuit, Inc. (NON)                                                                   1,539,297
 ..........................................................................................................................
             64,480  Plexus Corp. (NON)                                                                          2,127,840
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,386,660
--------------------------------------------------------------------------------------------------------------------------
Financial (0.4%)
 ..........................................................................................................................
             20,000  Intuit, Inc. (NON)                                                                            799,800
--------------------------------------------------------------------------------------------------------------------------
Food (0.3%)
 ..........................................................................................................................
             16,180  Krispy Kreme Doughnuts, Inc. (NON)                                                            647,200
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.6%)
 ..........................................................................................................................
             54,300  Caremark Rx, Inc. (NON)                                                                       893,235
 ..........................................................................................................................
             25,590  Cerner Corp. (NON)                                                                          1,074,780
 ..........................................................................................................................
             60,170  Community Health Systems, Inc. (NON)                                                        1,775,015
 ..........................................................................................................................
             38,690  Eclipsys Corp. (NON)                                                                        1,087,189
 ..........................................................................................................................
             36,390  LifePoint Hospitals, Inc. (NON)                                                             1,611,349
 ..........................................................................................................................
             61,190  Orthodontic Centers of America, Inc. (NON)                                                  1,859,564
 ..........................................................................................................................
             65,180  Pharmaceutical Product
                     Development, Inc. (NON)                                                                     1,988,642
 ..........................................................................................................................
             24,200  Quintiles Transnational Corp. (NON)                                                           611,050
 ..........................................................................................................................
             12,600  RehabCare Group, Inc. (NON)                                                                   607,320
 ..........................................................................................................................
             64,380  US Oncology, Inc. (NON)                                                                       572,338
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,080,482
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.2%)
 ..........................................................................................................................
             27,180  E*Trade Group, Inc. (NON)                                                                     175,311
 ..........................................................................................................................
             28,180  Knight Trading Group, Inc. (NON)                                                              301,244
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   476,555
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.7%)
 ..........................................................................................................................
             15,200  Extended Stay America, Inc. (NON)                                                             228,000
 ..........................................................................................................................
             22,490  Four Seasons Hotels, Inc. (Canada)                                                          1,244,822
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,472,822
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.3%)
 ..........................................................................................................................
             18,900  Shaw Group, Inc. (NON)                                                                        757,890
--------------------------------------------------------------------------------------------------------------------------
Media (6.7%)
 ..........................................................................................................................
             16,900  Echostar Communications Corp.
                     Class A (NON)                                                                                 547,898
 ..........................................................................................................................
             26,790  Entercom Communications Corp. (NON)                                                         1,436,212
 ..........................................................................................................................
             80,470  Hispanic Broadcasting Corp. (NON)                                                           2,308,684
 ..........................................................................................................................
             94,870  Lamar Advertising Co. (NON)                                                                 4,174,280
 ..........................................................................................................................
             29,500  Radio One, Inc. Class D (NON)                                                                 650,475
 ..........................................................................................................................
             98,570  Univision Communications, Inc. Class A (NON)                                                4,216,825
 ..........................................................................................................................
             32,300  WestWood One, Inc. (NON)                                                                    1,190,255
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,524,629
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.5%)
 ..........................................................................................................................
             34,090  Charles River Laboratories
                     International, Inc. (NON)                                                                   1,184,628
 ..........................................................................................................................
             94,210  Cytyc Corp. (NON)                                                                           2,171,541
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,356,169
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.0%)
 ..........................................................................................................................
             37,158  Alkermes, Inc. (NON)                                                                        1,304,246
 ..........................................................................................................................
              4,900  Aviron (NON)                                                                                  279,300
 ..........................................................................................................................
             11,490  Cephalon, Inc. (NON)                                                                          810,045
 ..........................................................................................................................
             19,700  Cima Labs, Inc. (NON)                                                                       1,546,450
 ..........................................................................................................................
             16,590  Enzon, Inc. (NON)                                                                           1,036,875
 ..........................................................................................................................
             28,902  Inhale Therapeutic Systems, Inc. (NON)                                                        664,746
 ..........................................................................................................................
             32,875  IVAX Corp. (NON)                                                                            1,282,125
 ..........................................................................................................................
             26,590  King Pharmaceuticals, Inc. (NON)                                                            1,429,213
 ..........................................................................................................................
             26,700  Medicis Pharmaceutical Corp. Class A (NON)                                                  1,415,100
 ..........................................................................................................................
             58,180  Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                      3,228,990
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,997,090
--------------------------------------------------------------------------------------------------------------------------
Power Producers (2.5%)
 ..........................................................................................................................
             53,000  Calpine Corp. (NON)                                                                         2,003,400
 ..........................................................................................................................
             72,780  Mirant Corp. (NON)                                                                          2,503,632
 ..........................................................................................................................
             36,500  Orion Power Holdings, Inc. (NON)                                                              869,065
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,376,097
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.6%)
 ..........................................................................................................................
             46,470  Cheesecake Factory (The) (NON)                                                              1,315,101
--------------------------------------------------------------------------------------------------------------------------
Retail (10.0%)
 ..........................................................................................................................
             18,900  Abercrombie & Fitch Co. Class A (NON)                                                         841,050
 ..........................................................................................................................
             57,757  American Eagle Outfitters, Inc. (NON)                                                       2,035,357
 ..........................................................................................................................
             38,690  Barnes & Noble, Inc. (NON)                                                                  1,522,452
 ..........................................................................................................................
             74,770  Bed Bath & Beyond, Inc. (NON)                                                               2,332,824
 ..........................................................................................................................
             47,080  Circuit City Stores-Circuit City Group                                                        847,440
 ..........................................................................................................................
             68,680  Coach, Inc. (NON)                                                                           2,613,274
 ..........................................................................................................................
             32,458  Columbia Sportswear Co. (NON)                                                               1,655,033
 ..........................................................................................................................
             82,380  Dollar Tree Stores, Inc. (NON)                                                              2,293,459
 ..........................................................................................................................
             90,480  HomeStore.com, Inc. (NON)                                                                   3,163,181
 ..........................................................................................................................
             19,200  Jones Apparel Group, Inc. (NON)                                                               829,440
 ..........................................................................................................................
              8,200  Men's Wearhouse, Inc. (The) (NON)                                                             226,320
 ..........................................................................................................................
             32,390  Pacific Sunwear of California, Inc. (NON)                                                     726,508
 ..........................................................................................................................
             58,380  Staples, Inc. (NON)                                                                           933,496
 ..........................................................................................................................
             43,090  Tiffany & Co.                                                                               1,560,720
 ..........................................................................................................................
              4,000  Too, Inc. (NON)                                                                               109,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,690,154
--------------------------------------------------------------------------------------------------------------------------
Schools (3.3%)
 ..........................................................................................................................
             27,890  Apollo Group, Inc. Class A (NON)                                                            1,183,931
 ..........................................................................................................................
             33,590  Career Education Corp. (NON)                                                                2,012,041
 ..........................................................................................................................
            112,960  SmartForce PLC ADR (Ireland) (NON)                                                          3,979,581
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,175,553
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (11.9%)
 ..........................................................................................................................
             74,270  Alpha Industries, Inc. (NON)                                                                2,194,679
 ..........................................................................................................................
             21,190  Applied Micro Circuits Corp. (NON)                                                            364,468
 ..........................................................................................................................
            110,600  Centillium Communications, Inc. (NON)                                                       2,736,244
 ..........................................................................................................................
            101,360  Emulex Corp. (NON)                                                                          4,094,944
 ..........................................................................................................................
             60,400  Exar Corp. (NON)                                                                            1,193,504
 ..........................................................................................................................
             34,375  GlobeSpan, Inc. (NON)                                                                         501,875
 ..........................................................................................................................
            168,240  Marvell Technology Group, Ltd.
                     (Bermuda) (NON)                                                                             4,525,656
 ..........................................................................................................................
             15,290  Micrel, Inc. (NON)                                                                            504,570
 ..........................................................................................................................
              6,800  PMC - Sierra, Inc. (NON)                                                                      211,276
 ..........................................................................................................................
             82,553  QLogic Corp. (NON)                                                                          5,320,541
 ..........................................................................................................................
             47,400  Semtech Corp. (NON)                                                                         1,422,000
 ..........................................................................................................................
             70,150  Silicon Laboratories, Inc. (NON)                                                            1,550,315
 ..........................................................................................................................
            105,100  TranSwitch Corp. (NON)                                                                      1,156,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,776,172
--------------------------------------------------------------------------------------------------------------------------
Semiconductor Production Equipment (3.8%)
 ..........................................................................................................................
             44,780  Credence Systems Corp. (NON)                                                                1,085,467
 ..........................................................................................................................
             32,290  KLA-Tencor Corp. (NON)                                                                      1,887,996
 ..........................................................................................................................
             65,580  LAM Research Corp. (NON)                                                                    1,944,447
 ..........................................................................................................................
             42,890  Novellus Systems, Inc. (NON)                                                                2,435,723
 ..........................................................................................................................
             26,890  Teradyne, Inc. (NON)                                                                          890,059
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,243,692
--------------------------------------------------------------------------------------------------------------------------
Software (12.2%)
 ..........................................................................................................................
             92,760  Agile Software Corp. (NON)                                                                  1,576,920
 ..........................................................................................................................
             16,300  Amdocs, Ltd. (Guernsey) (NON)                                                                 877,755
 ..........................................................................................................................
             55,360  E.piphany, Inc. (NON)                                                                         562,458
 ..........................................................................................................................
             22,190  Electronic Arts, Inc. (NON)                                                                 1,284,801
 ..........................................................................................................................
              8,790  I2 Technologies, Inc. (NON)                                                                   174,042
 ..........................................................................................................................
            140,289  Informatica Corp. (NON)                                                                     2,435,417
 ..........................................................................................................................
             13,390  Internet Security Systems, Inc. (NON)                                                         650,218
 ..........................................................................................................................
            109,450  Interwoven, Inc. (NON)                                                                      1,849,705
 ..........................................................................................................................
            174,840  Manugistics Group, Inc. (NON)                                                               4,388,480
 ..........................................................................................................................
            101,900  McData Corp. (NON)                                                                          1,788,345
 ..........................................................................................................................
             31,200  MetaSolv, Inc. (NON)                                                                          247,416
 ..........................................................................................................................
              9,780  Micromuse, Inc. (NON)                                                                         273,742
 ..........................................................................................................................
             73,280  Multex.com, Inc. (NON)                                                                      1,190,800
 ..........................................................................................................................
             40,980  Netegrity, Inc. (NON)                                                                       1,229,400
 ..........................................................................................................................
            138,350  Peregrine Systems, Inc. (NON)                                                               4,012,150
 ..........................................................................................................................
              9,200  Retek, Inc. (NON)                                                                             441,048
 ..........................................................................................................................
             29,580  Seebeyond Technology Corp. (NON)                                                              354,960
 ..........................................................................................................................
             13,550  Symantec Corp. (NON)                                                                          592,000
 ..........................................................................................................................
             24,480  TIBCO Software, Inc. (NON)                                                                    312,610
 ..........................................................................................................................
            109,950  webMethods, Inc. (NON)                                                                      2,328,741
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,571,008
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.3%)
 ..........................................................................................................................
             40,990  KPMG Consulting, Inc. (NON)                                                                   629,197
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (3.6%)
 ..........................................................................................................................
            302,200  McLeodUSA, Inc. Class A (NON)                                                               1,387,098
 ..........................................................................................................................
            570,910  Metromedia Fiber Network, Inc.
                     Class A (NON) (SEG)                                                                         1,164,656
 ..........................................................................................................................
             18,200  Tellium, Inc. (NON)                                                                           331,240
 ..........................................................................................................................
             79,770  Time Warner Telecom, Inc. (NON) (SEG)                                                       2,673,890
 ..........................................................................................................................
             22,090  Triton PCS Holdings, Inc. (NON)                                                               905,690
 ..........................................................................................................................
             20,890  Western Wireless Corp. (NON)                                                                  898,270
 ..........................................................................................................................
            269,710  XO Communications, Inc. Class A (NON) (SEG)                                                   517,843
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,878,687
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $240,138,742)                                                                      $203,708,691
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments (6.7%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $7,265,000  Interest in $750,000,000 tri-party
                     joint repurchase agreement dated June
                     29, 2001 with S.B.C. Warburg Securities
                     due July 2, 2001 with respect to various
                     U.S. government obligations-- maturity
                     value of $7,267,482 for an effective
                     yield of 4.1%                                                                              $7,265,000
 ..........................................................................................................................
          7,265,000  Interest in $1,000,000,000 tri-party
                     joint repurchase agreement dated
                     June 29, 2001 with Credit Suisse First
                     Boston due July 2, 2001 with respect
                     to various U.S. government obligations--
                     maturity value of $7,267,482 for an
                     effective yield of 4.1%                                                                     7,265,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $14,530,000)                                                                        $14,530,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $254,668,742) (b)                                                                  $218,238,691
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                     Aggregate    Expiration      Unrealized
                    Total Value     Face Value       Date        Appreciation
 ..............................................................................
S&P 500 Index
(Long)              $3,387,175      $3,365,226      Sep-01          $21,949
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Research Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (97.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (1.3%)
 ..........................................................................................................................
            150,300  Interpublic Group of Cos., Inc.                                                            $4,411,305
--------------------------------------------------------------------------------------------------------------------------
Banking (8.0%)
 ..........................................................................................................................
             91,426  Bank of America Corp.                                                                       5,488,303
 ..........................................................................................................................
            114,800  Comerica, Inc.                                                                              6,612,480
 ..........................................................................................................................
            217,101  U.S. Bancorp                                                                                4,947,732
 ..........................................................................................................................
            114,000  Wells Fargo & Co.                                                                           5,293,020
 ..........................................................................................................................
             67,000  Zions Bancorp                                                                               3,953,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,294,535
--------------------------------------------------------------------------------------------------------------------------
Beverage (5.1%)
 ..........................................................................................................................
            271,000  Coca-Cola Co. (The)                                                                        12,195,000
 ..........................................................................................................................
            279,100  Coca-Cola Enterprises, Inc.                                                                 4,563,285
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                16,758,285
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (2.8%)
 ..........................................................................................................................
            148,490  Clear Channel Communications, Inc. (NON)                                                    9,310,323
--------------------------------------------------------------------------------------------------------------------------
Cable Television (1.0%)
 ..........................................................................................................................
            180,200  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                               3,151,698
--------------------------------------------------------------------------------------------------------------------------
Capital Goods (1.2%)
 ..........................................................................................................................
             58,300  Eaton Corp.                                                                                 4,086,830
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (3.9%)
 ..........................................................................................................................
            434,600  Cisco Systems, Inc. (NON)                                                                   7,909,720
 ..........................................................................................................................
             83,300  QUALCOMM, Inc. (NON)                                                                        4,871,384
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,781,104
--------------------------------------------------------------------------------------------------------------------------
Computers (1.4%)
 ..........................................................................................................................
            297,900  Compaq Computer Corp.                                                                       4,614,471
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.4%)
 ..........................................................................................................................
            148,000  Tyco International, Ltd. (Bermuda)                                                          8,066,000
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (1.8%)
 ..........................................................................................................................
             97,625  Providian Financial Corp.                                                                   5,779,400
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (2.9%)
 ..........................................................................................................................
            130,000  CMS Energy Corp.                                                                            3,620,500
 ..........................................................................................................................
             10,400  Entergy Corp.                                                                                 399,256
 ..........................................................................................................................
             94,100  FPL Group, Inc.                                                                             5,665,761
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,685,517
--------------------------------------------------------------------------------------------------------------------------
Electronics (5.2%)
 ..........................................................................................................................
             58,700  Broadcom Corp. (NON)                                                                        2,510,012
 ..........................................................................................................................
             63,800  Celestica, Inc. (Canada) (NON)                                                              3,285,700
 ..........................................................................................................................
            121,400  Flextronics International, Ltd. (Singapore) (NON)                                           3,169,754
 ..........................................................................................................................
            120,900  Micron Technology, Inc. (NON)                                                               4,968,990
 ..........................................................................................................................
            100,500  PMC - Sierra, Inc. (NON)                                                                    3,122,535
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                17,056,991
--------------------------------------------------------------------------------------------------------------------------
Energy (1.2%)
 ..........................................................................................................................
             61,500  Baker Hughes, Inc.                                                                          2,060,250
 ..........................................................................................................................
             45,200  Transocean Sedco Forex, Inc.                                                                1,864,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,924,750
--------------------------------------------------------------------------------------------------------------------------
Entertainment (2.1%)
 ..........................................................................................................................
            134,417  Viacom, Inc. Class B (NON)                                                                  6,956,080
--------------------------------------------------------------------------------------------------------------------------
Financial (3.9%)
 ..........................................................................................................................
            245,100  Citigroup, Inc.                                                                            12,951,084
--------------------------------------------------------------------------------------------------------------------------
Food (2.7%)
 ..........................................................................................................................
            162,100  Heinz (H.J.) Co.                                                                            6,628,269
 ..........................................................................................................................
             74,700  Kraft Foods, Inc. Class A (NON)                                                             2,315,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,943,969
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.6%)
 ..........................................................................................................................
             55,600  CIGNA Corp.                                                                                 5,327,592
--------------------------------------------------------------------------------------------------------------------------
Insurance (0.7%)
 ..........................................................................................................................
             30,000  XL Capital, Ltd. Class A (Bermuda)                                                          2,463,000
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (2.5%)
 ..........................................................................................................................
             26,700  Goldman Sachs Group, Inc. (The)                                                             2,290,860
 ..........................................................................................................................
             90,000  Morgan Stanley, Dean Witter & Co.                                                           5,780,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,071,560
--------------------------------------------------------------------------------------------------------------------------
Media (3.3%)
 ..........................................................................................................................
            205,296  AOL Time Warner, Inc. (NON)                                                                10,880,688
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (2.6%)
 ..........................................................................................................................
            187,500  Medtronic, Inc.                                                                             8,626,875
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.8%)
 ..........................................................................................................................
             94,400  NiSource, Inc.                                                                              2,579,952
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (7.2%)
 ..........................................................................................................................
             18,700  Conoco, Inc. Class A                                                                          527,340
 ..........................................................................................................................
            103,479  Exxon Mobil Corp.                                                                           9,038,891
 ..........................................................................................................................
            172,300  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                              10,039,921
 ..........................................................................................................................
             31,100  TotalFinaElf SA ADR (France)                                                                2,183,220
 ..........................................................................................................................
             60,300  Unocal Corp.                                                                                2,059,245
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,848,617
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (2.3%)
 ..........................................................................................................................
            255,900  Smurfit-Stone Container Corp. (NON)                                                         4,145,580
 ..........................................................................................................................
             65,200  Weyerhaeuser Co.                                                                            3,584,044
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,729,624
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (7.0%)
 ..........................................................................................................................
            134,500  AstraZeneca PLC ADR (United Kingdom)                                                        6,287,875
 ..........................................................................................................................
            174,600  Pharmacia Corp.                                                                             8,022,870
 ..........................................................................................................................
            238,585  Schering-Plough Corp.                                                                       8,646,320
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,957,065
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (2.7%)
 ..........................................................................................................................
            222,055  SBC Communications, Inc.                                                                    8,895,523
--------------------------------------------------------------------------------------------------------------------------
Restaurants (1.7%)
 ..........................................................................................................................
            245,100  Starbucks Corp. (NON)                                                                       5,637,300
--------------------------------------------------------------------------------------------------------------------------
Retail (3.8%)
 ..........................................................................................................................
             82,600  CVS Corp.                                                                                   3,188,360
 ..........................................................................................................................
            303,400  Limited, Inc. (The)                                                                         5,012,168
 ..........................................................................................................................
            132,500  TJX Cos., Inc. (The)                                                                        4,222,775
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,423,303
--------------------------------------------------------------------------------------------------------------------------
Software (6.8%)
 ..........................................................................................................................
             77,400  BEA Systems, Inc. (NON)                                                                     2,376,954
 ..........................................................................................................................
            220,600  Microsoft Corp. (NON) (SEG)                                                                16,103,800
 ..........................................................................................................................
            283,460  Parametric Technology Corp. (NON)                                                           3,965,605
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                22,446,359
--------------------------------------------------------------------------------------------------------------------------
Technology Services (3.4%)
 ..........................................................................................................................
             86,600  Checkfree Corp. (NON)                                                                       3,037,062
 ..........................................................................................................................
            132,400  Convergys Corp. (NON)                                                                       4,005,100
 ..........................................................................................................................
            261,900  KPMG Consulting, Inc. (NON)                                                                 4,020,165
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,062,327
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.9%)
 ..........................................................................................................................
            192,400  Qwest Communications International, Inc.                                                    6,131,788
--------------------------------------------------------------------------------------------------------------------------
Tobacco (2.4%)
 ..........................................................................................................................
            156,200  Philip Morris Cos., Inc.                                                                    7,927,150
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $325,465,486)                                                                      $321,781,065
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (2.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $2,095,010  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $2,090,389
 ..........................................................................................................................
          4,685,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement
                     dated June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $4,686,601 for an effective yield
                     of 4.10%                                                                                    4,685,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $6,775,389)                                                                          $6,775,389
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $332,240,875) (b)                                                                  $328,556,454
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                   Aggregate     Expiration       Unrealized
                   Total Value    Face Value        Date         Appreciation
 ..............................................................................
S&P 500 Index
(Long)              $6,466,425    $6,429,961       Sep-01           $36,464
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Small Cap Value Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (93.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.4%)
 ..........................................................................................................................
             31,800  Harte-Hanks, Inc.                                                                            $787,368
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (3.0%)
 ..........................................................................................................................
            161,400  AAR Corp.                                                                                   2,759,940
 ..........................................................................................................................
             12,300  Alliant Techsystems, Inc. (NON)                                                             1,105,770
 ..........................................................................................................................
             28,900  Heico Corp.                                                                                   554,880
 ..........................................................................................................................
             47,500  Innovative Solutions & Support, Inc. (NON)                                                    684,000
 ..........................................................................................................................
             27,500  Triumph Group, Inc. (NON)                                                                   1,347,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,452,090
--------------------------------------------------------------------------------------------------------------------------
Agriculture (--%)
 ..........................................................................................................................
              1,600  LESCO, Inc.                                                                                    19,072
--------------------------------------------------------------------------------------------------------------------------
Automotive (2.5%)
 ..........................................................................................................................
             31,200  BorgWarner Automotive, Inc.                                                                 1,548,144
 ..........................................................................................................................
             36,800  Carlisle Companies, Inc.                                                                    1,283,216
 ..........................................................................................................................
             43,900  CLARCOR, Inc.                                                                               1,178,715
 ..........................................................................................................................
             17,300  Group 1 Automotive, Inc. (NON)                                                                512,080
 ..........................................................................................................................
             92,400  Tower Automotive, Inc. (NON)                                                                  947,100
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,469,255
--------------------------------------------------------------------------------------------------------------------------
Banking (9.0%)
 ..........................................................................................................................
             56,700  AMCORE Financial, Inc.                                                                      1,363,068
 ..........................................................................................................................
             70,600  BankAtlantic Bancorp, Inc. Class A                                                            613,514
 ..........................................................................................................................
             87,200  Banknorth Group, Inc.                                                                       1,975,080
 ..........................................................................................................................
             47,470  Centennial Bancorp (NON)                                                                      391,628
 ..........................................................................................................................
             16,500  Citizens Banking Corp.                                                                        482,625
 ..........................................................................................................................
             33,900  City National Corp.                                                                         1,501,431
 ..........................................................................................................................
             37,900  Commercial Federal Corp.                                                                      875,490
 ..........................................................................................................................
             45,300  Community First Bankshares                                                                  1,041,900
 ..........................................................................................................................
             15,400  Cullen/Frost Bankers, Inc.                                                                    521,290
 ..........................................................................................................................
             41,000  East West Bancorp, Inc.                                                                     1,107,000
 ..........................................................................................................................
             32,200  Hudson United Bancorp                                                                         821,100
 ..........................................................................................................................
             19,600  North Fork Bancorporation, Inc.                                                               607,600
 ..........................................................................................................................
             28,455  Provident Bankshares Corp.                                                                    709,668
 ..........................................................................................................................
             35,530  Republic Bancorp, Inc.                                                                        493,867
 ..........................................................................................................................
            195,200  Sovereign Bancorp, Inc.                                                                     2,537,600
 ..........................................................................................................................
             44,300  Sterling Bancshares, Inc.                                                                     849,674
 ..........................................................................................................................
             50,270  Washington Federal, Inc.                                                                    1,232,620
 ..........................................................................................................................
             69,300  Webster Financial Corp.                                                                     2,271,654
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                19,396,809
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.2%)
 ..........................................................................................................................
              9,600  Robert Mondavi Corp. (The) (NON)                                                              389,184
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (--%)
 ..........................................................................................................................
              4,700  Sinclair Broadcast Group, Inc. (NON)                                                           48,410
--------------------------------------------------------------------------------------------------------------------------
Building Materials (0.8%)
 ..........................................................................................................................
            147,300  Apogee Enterprises, Inc.                                                                    1,839,777
--------------------------------------------------------------------------------------------------------------------------
Chemicals (4.6%)
 ..........................................................................................................................
             96,800  Airgas, Inc. (NON)                                                                          1,151,920
 ..........................................................................................................................
            149,400  Crompton Corp.                                                                              1,628,460
 ..........................................................................................................................
             56,600  Delta & Pine Land Co.                                                                       1,112,190
 ..........................................................................................................................
             58,800  Ferro Corporation                                                                           1,282,428
 ..........................................................................................................................
             21,600  H.B. Fuller Co.                                                                             1,077,840
 ..........................................................................................................................
             47,100  Mississippi Chemical Corp.                                                                    145,539
 ..........................................................................................................................
            236,600  Omnova Solutions, Inc.                                                                      1,722,448
 ..........................................................................................................................
            178,700  PolyOne Corp.                                                                               1,860,267
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,981,092
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.3%)
 ..........................................................................................................................
             13,300  ABM Industries, Inc.                                                                          495,425
 ..........................................................................................................................
             13,400  ADVO, Inc. (NON)                                                                              457,610
 ..........................................................................................................................
             38,800  Arbitron, Inc. (NON)                                                                          935,080
 ..........................................................................................................................
             31,500  Banta Corp.                                                                                   922,950
 ..........................................................................................................................
             99,000  Hall, Kinion & Associates, Inc. (NON)                                                         797,940
 ..........................................................................................................................
             48,500  Harland (John H.) Co.                                                                       1,130,050
 ..........................................................................................................................
             14,000  Heidrick & Struggles International, Inc. (NON)                                                284,620
 ..........................................................................................................................
             36,700  Maximus, Inc. (NON)                                                                         1,471,303
 ..........................................................................................................................
             83,000  Modis Professional Services, Inc. (NON)                                                       572,700
 ..........................................................................................................................
             29,000  RemedyTemp, Inc. (NON)                                                                        413,250
 ..........................................................................................................................
            188,900  Stewart Enterprises, Inc. Class A                                                           1,378,970
 ..........................................................................................................................
             22,100  Varco International, Inc. (NON)                                                               411,281
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,271,179
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (1.0%)
 ..........................................................................................................................
             27,600  Communications Systems, Inc.                                                                  207,000
 ..........................................................................................................................
            108,000  Inter-Tel, Inc.                                                                             1,286,280
 ..........................................................................................................................
             47,300  Performance Technologies, Inc. (NON)                                                          709,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,202,780
--------------------------------------------------------------------------------------------------------------------------
Computers (2.0%)
 ..........................................................................................................................
             69,000  Anixter International, Inc. (NON)                                                           2,118,300
 ..........................................................................................................................
            151,700  Gerber Scientific, Inc.                                                                     1,661,115
 ..........................................................................................................................
             26,300  MSC. Software Corp. (NON)                                                                     493,125
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,272,540
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (1.1%)
 ..........................................................................................................................
            187,500  GenCorp., Inc.                                                                              2,400,000
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.8%)
 ..........................................................................................................................
             62,700  Dial Corp. (The)                                                                              893,475
 ..........................................................................................................................
             30,500  Lancaster Colony Corp.                                                                      1,005,890
 ..........................................................................................................................
             82,400  Tupperware Corp.                                                                            1,930,632
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,829,997
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.4%)
 ..........................................................................................................................
             25,700  Hawaiian Electric Industries, Inc.                                                            981,740
 ..........................................................................................................................
            132,600  Sierra Pacific Resources                                                                    2,120,274
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,102,014
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (1.9%)
 ..........................................................................................................................
             92,000  BE Aerospace, Inc. (NON)                                                                    1,752,600
 ..........................................................................................................................
              6,600  BEI Technologies, Inc.                                                                        178,266
 ..........................................................................................................................
             48,800  Lincoln Electric Holdings, Inc.                                                             1,244,400
 ..........................................................................................................................
             31,200  Rayovac Corp. (NON)                                                                           664,560
 ..........................................................................................................................
             15,600  Thomas & Betts Corp.                                                                          344,292
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,184,118
--------------------------------------------------------------------------------------------------------------------------
Electronics (5.8%)
 ..........................................................................................................................
             57,400  Avnet, Inc.                                                                                 1,286,908
 ..........................................................................................................................
             47,000  Belden, Inc.                                                                                1,257,250
 ..........................................................................................................................
            204,600  General Cable Corp.                                                                         3,795,330
 ..........................................................................................................................
              8,700  Methode Electronics, Inc.                                                                      74,820
 ..........................................................................................................................
             17,900  Park Electrochemical Corp.                                                                    472,560
 ..........................................................................................................................
            140,000  Pioneer-Standard Electronics, Inc.                                                          1,792,000
 ..........................................................................................................................
             27,900  Plexus Corp. (NON)                                                                            920,700
 ..........................................................................................................................
             58,000  Recoton Corp. (NON)                                                                         1,004,850
 ..........................................................................................................................
              8,400  Varian Medical Systems, Inc. (NON)                                                            600,600
 ..........................................................................................................................
            142,500  X-Rite, Inc.                                                                                1,259,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,464,718
--------------------------------------------------------------------------------------------------------------------------
Energy (2.7%)
 ..........................................................................................................................
             25,100  Chiles Offshore, Inc. (NON)                                                                   445,525
 ..........................................................................................................................
             49,300  Global Industries, Ltd. (NON)                                                                 614,771
 ..........................................................................................................................
             12,900  GulfMark Offshore, Inc. (NON)                                                                 405,963
 ..........................................................................................................................
             17,300  Helmerich & Payne, Inc.                                                                       533,186
 ..........................................................................................................................
             22,200  Hydril Co. (NON)                                                                              505,494
 ..........................................................................................................................
             12,600  National-Oilwell, Inc. (NON)                                                                  337,680
 ..........................................................................................................................
             44,500  Newpark Resources, Inc. (NON)                                                                 493,950
 ..........................................................................................................................
             35,400  Pride International, Inc. (NON)                                                               672,600
 ..........................................................................................................................
             41,700  Spinnaker Exploration Company (NON)                                                         1,662,162
 ..........................................................................................................................
              5,700  Tidewater, Inc.                                                                               214,890
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,886,221
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.7%)
 ..........................................................................................................................
             22,200  Ameron International Corp.                                                                  1,481,850
--------------------------------------------------------------------------------------------------------------------------
Financial (0.9%)
 ..........................................................................................................................
             17,100  Advanta Corp. Class B                                                                         238,887
 ..........................................................................................................................
             74,600  Annaly Mortgage Mgmt., Inc.                                                                 1,022,766
 ..........................................................................................................................
             63,700  Saxon Capital Acquisition Co. (NON)                                                           637,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,898,653
--------------------------------------------------------------------------------------------------------------------------
Food (2.3%)
 ..........................................................................................................................
             10,600  American Italian Pasta Co. Class A (NON)                                                      491,840
 ..........................................................................................................................
             43,100  Earthgrains Co. (The)                                                                       1,120,600
 ..........................................................................................................................
             78,100  International Multifoods Corp.                                                              1,620,575
 ..........................................................................................................................
             31,400  Sensient Technologies Corp.                                                                   644,328
 ..........................................................................................................................
             24,700  Smithfield Foods, Inc. (NON)                                                                  995,410
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,872,753
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.8%)
 ..........................................................................................................................
             32,800  Argosy Gaming Co. (NON)                                                                       910,528
 ..........................................................................................................................
             32,400  Dover Downs Entertainment, Inc.                                                               498,960
 ..........................................................................................................................
             20,100  Station Casinos, Inc. (NON)                                                                   321,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,731,088
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.1%)
 ..........................................................................................................................
            107,000  Beverly Enterprises, Inc. (NON)                                                             1,144,900
 ..........................................................................................................................
             58,900  Covance, Inc. (NON)                                                                         1,334,085
 ..........................................................................................................................
             20,800  Invacare Corp.                                                                                803,504
 ..........................................................................................................................
            135,200  Omnicare, Inc.                                                                              2,731,040
 ..........................................................................................................................
             68,900  Owens & Minor, Inc.                                                                         1,309,100
 ..........................................................................................................................
             44,400  Per-Se Technologies, Inc. (NON)                                                               361,860
 ..........................................................................................................................
            115,500  PSS World Medical, Inc. (NON)                                                                 742,665
 ..........................................................................................................................
             18,400  Rightchoice Managed Care, Inc. (NON)                                                          816,960
 ..........................................................................................................................
            203,300  US Oncology, Inc. (NON)                                                                     1,807,337
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                11,051,451
--------------------------------------------------------------------------------------------------------------------------
Homebuilding (0.3%)
 ..........................................................................................................................
             13,600  Lennar Corp.                                                                                  567,120
--------------------------------------------------------------------------------------------------------------------------
Household Furniture and Appliances (0.7%)
 ..........................................................................................................................
             57,200  Applica, Inc. (NON)                                                                           455,312
 ..........................................................................................................................
             40,800  Furniture Brands International, Inc. (NON)                                                  1,142,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,597,712
--------------------------------------------------------------------------------------------------------------------------
Insurance (5.0%)
 ..........................................................................................................................
             34,700  AmerUs Group Co.                                                                            1,230,809
 ..........................................................................................................................
             20,600  Berkley (W.R.) Corp.                                                                          853,252
 ..........................................................................................................................
             13,500  Commerce Group, Inc.                                                                          496,665
 ..........................................................................................................................
             20,418  FBL Financial Group, Inc. Class A                                                             367,524
 ..........................................................................................................................
             59,300  Fidelity National Financial, Inc.                                                           1,457,001
 ..........................................................................................................................
            279,200  Fremont General Corp.                                                                       1,814,800
 ..........................................................................................................................
             70,700  Presidential Life Corp.                                                                     1,583,680
 ..........................................................................................................................
             25,620  Radian Group, Inc.                                                                          1,036,329
 ..........................................................................................................................
             27,300  Stancorp Financial Group                                                                    1,293,747
 ..........................................................................................................................
             48,300  State Auto Financial Corp.                                                                    791,637
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                10,925,444
--------------------------------------------------------------------------------------------------------------------------
Leisure (1.6%)
 ..........................................................................................................................
             46,400  Brunswick Corp.                                                                             1,114,992
 ..........................................................................................................................
             81,500  Callaway Golf Co.                                                                           1,287,700
 ..........................................................................................................................
             27,100  Gtech Holdings Corp. (NON)                                                                    962,321
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,365,013
--------------------------------------------------------------------------------------------------------------------------
Machinery (2.1%)
 ..........................................................................................................................
             53,400  DT Industries, Inc. (NON)                                                                     374,334
 ..........................................................................................................................
              9,800  Flow International Corp. (Japan) (NON)                                                        105,840
 ..........................................................................................................................
             24,400  Gardner Denver, Inc. (NON)                                                                    501,420
 ..........................................................................................................................
             52,800  Milacron, Inc.                                                                                827,376
 ..........................................................................................................................
             27,600  MSC Industrial Direct Co., Inc. Class A (NON)                                                 480,240
 ..........................................................................................................................
             37,200  Presstek, Inc. (NON)                                                                          446,400
 ..........................................................................................................................
             44,900  Regal-Beloit Corp.                                                                            933,920
 ..........................................................................................................................
             21,800  Toro Co. (The)                                                                                979,910
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,649,440
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (2.4%)
 ..........................................................................................................................
             49,200  AMETEK, Inc.                                                                                1,503,060
 ..........................................................................................................................
             64,400  Kaman Corp.                                                                                 1,139,880
 ..........................................................................................................................
             57,600  Pentair, Inc.                                                                               1,946,880
 ..........................................................................................................................
             14,000  Tennant Co.                                                                                   560,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,149,820
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (4.5%)
 ..........................................................................................................................
              7,600  Arrow International, Inc.                                                                     291,840
 ..........................................................................................................................
             28,100  Beckman Coulter, Inc.                                                                       1,146,480
 ..........................................................................................................................
             79,300  Britesmile, Inc.                                                                              833,443
 ..........................................................................................................................
             13,500  Conmed Corp. (NON)                                                                            351,675
 ..........................................................................................................................
             26,800  Datascope Corp.                                                                             1,235,212
 ..........................................................................................................................
             20,400  Haemonetics Corp. (NON)                                                                       622,200
 ..........................................................................................................................
             55,300  Mentor Corp.                                                                                1,576,050
 ..........................................................................................................................
            236,200  Meridian Bioscience, Inc.                                                                   1,228,240
 ..........................................................................................................................
             56,800  Serologicals Corp. (NON)                                                                    1,212,112
 ..........................................................................................................................
             34,700  Vital Signs, Inc.                                                                           1,146,835
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,644,087
--------------------------------------------------------------------------------------------------------------------------
Metals (1.5%)
 ..........................................................................................................................
             34,900  Carpenter Technology Corp.                                                                  1,022,221
 ..........................................................................................................................
             21,400  Material Sciences Corp. (NON)                                                                 211,432
 ..........................................................................................................................
             48,300  Quanex Corp.                                                                                1,250,970
 ..........................................................................................................................
             14,900  Reliance Steel & Aluminum Co.                                                                 376,225
 ..........................................................................................................................
             22,500  Steel Dynamics, Inc. (NON)                                                                    281,250
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,142,098
--------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (1.3%)
 ..........................................................................................................................
             21,200  Falcon Products, Inc.                                                                         150,520
 ..........................................................................................................................
             77,600  Standard Register Co. (The)                                                                 1,435,600
 ..........................................................................................................................
             67,800  Wallace Computer Services, Inc.                                                             1,121,412
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,707,532
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (2.0%)
 ..........................................................................................................................
             13,400  Exco Resources, Inc. (NON)                                                                    243,210
 ..........................................................................................................................
              5,800  Mitchell Energy & Development Corp.
                     Class A                                                                                       268,250
 ..........................................................................................................................
              9,800  Newfield Exploration Co. (NON)                                                                314,188
 ..........................................................................................................................
             59,000  St. Mary Land & Exploration Co.                                                             1,378,240
 ..........................................................................................................................
             10,353  Stone Energy Corp. (NON)                                                                      458,638
 ..........................................................................................................................
             60,500  Universal Compression Holdings, Inc. (NON)                                                  1,718,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,380,726
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.2%)
 ..........................................................................................................................
             19,300  Albany International Corp.                                                                    364,770
 ..........................................................................................................................
             25,100  BWAY Corp. (NON)                                                                              130,520
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   495,290
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (1.3%)
 ..........................................................................................................................
             34,900  Alpharma, Inc. Class A                                                                        951,025
 ..........................................................................................................................
            113,600  Perrigo Co. (NON)                                                                           1,895,984
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,847,009
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (1.4%)
 ..........................................................................................................................
            270,800  BMC Industries, Inc.                                                                        1,624,800
 ..........................................................................................................................
            122,300  Ikon Office Solutions, Inc.                                                                 1,198,540
 ..........................................................................................................................
             19,500  Imation Corp. (NON)                                                                           491,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,314,740
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.3%)
 ..........................................................................................................................
             14,100  McClatchy Co. (The)                                                                           551,310
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.5%)
 ..........................................................................................................................
            105,000  Rail America (acquired 6/21/01,
                     cost $1,128,750) (RES)                                                                      1,079,190
--------------------------------------------------------------------------------------------------------------------------
Real Estate (1.0%)
 ..........................................................................................................................
             25,800  Alexandria Real Estate Equities                                                             1,026,840
 ..........................................................................................................................
              6,000  First Industrial Realty Trust                                                                 192,840
 ..........................................................................................................................
             25,500  LNR Property Corp.                                                                            892,500
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,112,180
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
 ..........................................................................................................................
             89,500  CBRL Group, Inc.                                                                            1,517,025
--------------------------------------------------------------------------------------------------------------------------
Retail (6.6%)
 ..........................................................................................................................
              9,300  Aaron Rents, Inc.                                                                             158,100
 ..........................................................................................................................
             38,000  Big Lots, Inc. (NON)                                                                          519,840
 ..........................................................................................................................
            106,700  Claire's Stores, Inc.                                                                       2,065,712
 ..........................................................................................................................
             29,200  Coldwater Creek, Inc. (NON)                                                                   759,200
 ..........................................................................................................................
             53,900  Dillards, Inc. Class A                                                                        823,053
 ..........................................................................................................................
             86,900  Hughes Supply, Inc.                                                                         2,055,185
 ..........................................................................................................................
             39,900  J. Jill Group, Inc. (NON)                                                                     807,975
 ..........................................................................................................................
             22,500  J. Jill Group, Inc. (Private) (NON)                                                           455,625
 ..........................................................................................................................
             31,800  Lands' End, Inc. (NON)                                                                      1,276,770
 ..........................................................................................................................
             97,600  NU Skin Enterprises, Inc.                                                                     829,600
 ..........................................................................................................................
             29,000  Pathmark Stores, Inc. (NON)                                                                   713,400
 ..........................................................................................................................
            134,000  Pier 1 Imports, Inc.                                                                        1,541,000
 ..........................................................................................................................
             42,900  Regis Corp.                                                                                   900,471
 ..........................................................................................................................
             43,700  Ruddick Corp.                                                                                 740,715
 ..........................................................................................................................
              7,500  Sharper Image Corp. (NON)                                                                      78,525
 ..........................................................................................................................
             70,400  Spiegel, Inc. Class A                                                                         680,768
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                14,405,939
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.6%)
 ..........................................................................................................................
             53,500  Cohu, Inc.                                                                                  1,203,750
--------------------------------------------------------------------------------------------------------------------------
Shipping (2.0%)
 ..........................................................................................................................
             76,000  EGL, Inc. (NON)                                                                             1,326,960
 ..........................................................................................................................
            116,900  General Maritime Corp. (NON)                                                                1,706,740
 ..........................................................................................................................
              5,700  Landstar Systems, Inc. (NON)                                                                  387,714
 ..........................................................................................................................
             32,900  USFreightways Corp.                                                                           970,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,391,964
--------------------------------------------------------------------------------------------------------------------------
Software (1.0%)
 ..........................................................................................................................
             36,900  Autodesk, Inc.                                                                              1,376,370
 ..........................................................................................................................
             19,100  Hyperion Solutions Corp. (NON)                                                                286,500
 ..........................................................................................................................
             24,500  JDA Software Group, Inc. (NON)                                                                406,945
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,069,815
--------------------------------------------------------------------------------------------------------------------------
Technology Services (2.6%)
 ..........................................................................................................................
             43,800  American Management Systems (NON)                                                           1,033,680
 ..........................................................................................................................
             34,100  Ciber, Inc. (NON)                                                                             323,950
 ..........................................................................................................................
             60,600  Computer Task Group, Inc.                                                                     220,584
 ..........................................................................................................................
             17,700  Global Payments, Inc.                                                                         532,770
 ..........................................................................................................................
             64,200  Keane, Inc. (NON)                                                                           1,412,400
 ..........................................................................................................................
             95,100  MTS Systems Corp.                                                                           1,311,429
 ..........................................................................................................................
             73,000  Sapient Corp. (NON)                                                                           711,750
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 5,546,563
--------------------------------------------------------------------------------------------------------------------------
Textiles (1.2%)
 ..........................................................................................................................
             78,100  Interface, Inc.                                                                               585,750
 ..........................................................................................................................
             40,800  Wilsons The Leather Experts (NON)                                                             756,840
 ..........................................................................................................................
             79,200  Wolverine World Wide, Inc.                                                                  1,415,304
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,757,894
--------------------------------------------------------------------------------------------------------------------------
Transaction Processing (0.3%)
 ..........................................................................................................................
             22,600  National Data Corp.                                                                           732,240
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ..........................................................................................................................
              5,800  Stericycle, Inc. (NON)                                                                        272,310
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $168,927,044)                                                                      $202,458,630
--------------------------------------------------------------------------------------------------------------------------
Convertible Preferred Stocks (1.1%) (a) (cost $2,622,270)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
            124,870  Exco Resources, Inc. $5.00 cum. cv. pfd.                                                   $2,362,540
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (4.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $5,170,434  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $5,150,350
 ..........................................................................................................................
          9,812,000  Interest in $1,000,000,000 joint
                     repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $9,815,352 for an effective yield of 4.1%.                                                  9,812,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $14,962,350)                                                                        $14,962,350
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $186,511,664) (b)                                                                  $219,783,520
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Technology Fund
The fund's portfolio
June 30, 2001 (Unaudited)



Common Stocks (97.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                 Value
 ..........................................................................................................................
Communications Equipment (13.1%)
 ..........................................................................................................................
             22,650  Agere Systems, Inc. Class A (NON)                                                            $169,875
 ..........................................................................................................................
              5,185  Brocade Communications Systems (NON)                                                          228,088
 ..........................................................................................................................
            113,810  Cisco Systems, Inc. (NON)                                                                   2,071,342
 ..........................................................................................................................
              3,070  Comverse Technology, Inc. (NON)                                                               175,297
 ..........................................................................................................................
              2,500  Juniper Networks, Inc. (NON)                                                                   77,750
 ..........................................................................................................................
              7,000  Nokia OYJ ADR (Finland)                                                                       154,280
 ..........................................................................................................................
             13,210  QUALCOMM, Inc. (NON)                                                                          772,521
 ..........................................................................................................................
              4,480  Scientific-Atlanta, Inc.                                                                      181,888
 ..........................................................................................................................
             12,180  Sonus Networks, Inc. (NON)                                                                    284,525
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,115,566
--------------------------------------------------------------------------------------------------------------------------
Computers (19.4%)
 ..........................................................................................................................
             36,120  Compaq Computer Corp.                                                                         559,499
 ..........................................................................................................................
             36,215  Dell Computer Corp. (NON)                                                                     947,022
 ..........................................................................................................................
             19,575  EMC Corp. (NON)                                                                               568,654
 ..........................................................................................................................
             36,655  Hewlett-Packard Co.                                                                         1,048,333
 ..........................................................................................................................
             16,700  IBM Corp.                                                                                   1,887,100
 ..........................................................................................................................
              5,065  Lexmark International, Inc. (NON)                                                             340,621
 ..........................................................................................................................
             43,650  Sun Microsystems, Inc. (NON)                                                                  686,178
 ..........................................................................................................................
              1,510  VeriSign, Inc. (NON)                                                                           90,615
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,128,022
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (0.6%)
 ..........................................................................................................................
              3,050  TMP Worldwide, Inc. (NON)                                                                     183,000
--------------------------------------------------------------------------------------------------------------------------
Electronics (29.7%)
 ..........................................................................................................................
              5,690  Advanced Micro Devices, Inc. (NON)                                                            164,327
 ..........................................................................................................................
             12,285  Alpha Industries, Inc. (NON)                                                                  363,022
 ..........................................................................................................................
              8,565  Celestica, Inc. (Canada) (NON)                                                                441,098
 ..........................................................................................................................
              5,590  Centillium Communications, Inc. (NON)                                                         138,297
 ..........................................................................................................................
              6,805  Emulex Corp. (NON)                                                                            274,922
 ..........................................................................................................................
              8,455  Finisar Corp. (NON)                                                                           157,939
 ..........................................................................................................................
             13,095  Flextronics International, Ltd. (Singapore) (NON)                                             341,910
 ..........................................................................................................................
              2,950  Integrated Device Technology, Inc. (NON)                                                       93,486
 ..........................................................................................................................
             71,350  Intel Corp.                                                                                 2,086,988
 ..........................................................................................................................
              2,570  International Rectifier Corp. (NON)                                                            87,637
 ..........................................................................................................................
             17,910  Jabil Circuit, Inc. (NON)                                                                     552,703
 ..........................................................................................................................
              7,810  Linear Technology Corp.                                                                       345,358
 ..........................................................................................................................
             19,325  LSI Logic Corp. (NON)                                                                         363,310
 ..........................................................................................................................
             11,980  Marvell Technology Group Ltd.
                     (Bermuda) (NON)                                                                               322,262
 ..........................................................................................................................
              7,910  Maxim Integrated Products, Inc. (NON)                                                         349,701
 ..........................................................................................................................
              3,525  Micrel, Inc. (NON)                                                                            116,325
 ..........................................................................................................................
              3,875  Micron Technology, Inc. (NON)                                                                 159,263
 ..........................................................................................................................
             15,200  Motorola, Inc.                                                                                251,712
 ..........................................................................................................................
              6,905  QLogic Corp. (NON)                                                                            445,027
 ..........................................................................................................................
              6,190  RF Micro Devices, Inc. (NON)                                                                  166,944
 ..........................................................................................................................
             13,800  SCI Systems, Inc. (NON)                                                                       351,900
 ..........................................................................................................................
              5,990  Semtech Corp. (NON)                                                                           179,700
 ..........................................................................................................................
              9,040  Silicon Laboratories, Inc. (NON)                                                              199,784
 ..........................................................................................................................
              7,410  Solectron Corp. (NON)                                                                         135,603
 ..........................................................................................................................
             17,050  Taiwan Semiconductor Manufacturing Co.
                     ADR (Taiwan) (NON)                                                                            258,990
 ..........................................................................................................................
             24,445  Texas Instruments, Inc.                                                                       770,018
 ..........................................................................................................................
             26,570  United Microelectronics Corp. ADR
                     (Taiwan) (NON)                                                                                236,473
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,354,699
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (4.6%)
 ..........................................................................................................................
             11,980  Applied Materials, Inc. (NON)                                                                 588,218
 ..........................................................................................................................
              9,040  KLA-Tencor Corp. (NON)                                                                        528,569
 ..........................................................................................................................
             11,575  LAM Research Corp. (NON)                                                                      343,199
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,459,986
--------------------------------------------------------------------------------------------------------------------------
Software (26.4%)
 ..........................................................................................................................
              5,435  Adobe Systems, Inc.                                                                           255,444
 ..........................................................................................................................
              5,970  Amdocs, Ltd. (Guernsey) (NON)                                                                 321,484
 ..........................................................................................................................
             13,115  BEA Systems, Inc. (NON)                                                                       402,761
 ..........................................................................................................................
              2,800  Check Point Software Technologies Ltd.
                     (Israel) (NON)                                                                                141,595
 ..........................................................................................................................
              6,493  Electronic Arts, Inc. (NON)                                                                   375,945
 ..........................................................................................................................
              7,850  I2 Technologies, Inc. (NON)                                                                   155,430
 ..........................................................................................................................
              8,125  Informatica Corp. (NON)                                                                       141,050
 ..........................................................................................................................
              3,255  Internet Security Systems, Inc. (NON)                                                         158,062
 ..........................................................................................................................
              6,745  Manugistics Group, Inc. (NON)                                                                 169,300
 ..........................................................................................................................
             11,275  McData Corp. (NON)                                                                            197,875
 ..........................................................................................................................
              3,375  Micromuse, Inc. (NON)                                                                          94,465
 ..........................................................................................................................
             36,200  Microsoft Corp. (NON)                                                                       2,642,600
 ..........................................................................................................................
             93,900  Oracle Corp. (NON)                                                                          1,784,100
 ..........................................................................................................................
              7,650  Parametric Technology Corp. (NON)                                                             107,023
 ..........................................................................................................................
              8,960  Peregrine Systems, Inc. (NON)                                                                 259,840
 ..........................................................................................................................
              2,220  Retek, Inc. (NON)                                                                             106,426
 ..........................................................................................................................
              9,915  Siebel Systems, Inc. (NON)                                                                    465,015
 ..........................................................................................................................
              8,020  VERITAS Software Corp. (NON)                                                                  533,572
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 8,311,987
--------------------------------------------------------------------------------------------------------------------------
Technology Services (3.3%)
 ..........................................................................................................................
              3,805  Automatic Data Processing, Inc.                                                               189,109
 ..........................................................................................................................
              3,775  BISYS Group, Inc. (The) (NON)                                                                 222,725
 ..........................................................................................................................
              4,390  Convergys Corp. (NON)                                                                         132,798
 ..........................................................................................................................
              3,675  Electronic Data Systems Corp.                                                                 229,688
 ..........................................................................................................................
              7,150  KPMG Consulting, Inc. (NON)                                                                   109,753
 ..........................................................................................................................
              7,375  Symbol Technologies, Inc.                                                                     163,725
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,047,798
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (0.5%)
 ..........................................................................................................................
              5,335  Research in Motion Ltd. (Canada) (NON)                                                        172,054
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $31,654,199)                                                                        $30,773,112
--------------------------------------------------------------------------------------------------------------------------

Convertible Preferred Stocks (0.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number Of Shares                                                                                                     Value
 ..........................................................................................................................
             31,660  MarketSoft Software Corp. Ser. D,
                     zero % cv. pfd. (acquired 12/7/00,
                     cost $154,501) (RES)                                                                         $154,500
 ..........................................................................................................................
             16,600  Totality Corp., Ser. D, $0.346 cv. pfd.
                     (acquired 7/27/00, cost $71,830) (RES)                                                         24,070
--------------------------------------------------------------------------------------------------------------------------
                     Total Convertible Preferred Stocks
                     (cost $226,330)                                                                              $178,570
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (13.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
         $2,510,129  Short-term investment held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                        $2,504,593
 ..........................................................................................................................
            858,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg, Inc.
                     due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $858,293 for an
                     effective yield of 4.1%                                                                       858,000
 ..........................................................................................................................
            860,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $860,284 for an effective yield of 4.1%                                                       860,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $4,222,593)                                                                          $4,222,593
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $36,103,122) (b)                                                                    $35,174,275
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.





Putnam VT Utilities Growth and Income Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (88.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Coal (0.1%)
 ..........................................................................................................................
             15,400  Peabody Energy Corp. (NON)                                                                   $504,350
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (35.6%)
 ..........................................................................................................................
            102,700  Allegheny Energy, Inc.                                                                      4,955,275
 ..........................................................................................................................
            143,800  ALLETE, Inc.                                                                                3,235,500
 ..........................................................................................................................
             90,700  Ameren Corp.                                                                                3,872,890
 ..........................................................................................................................
            170,400  American Electric Power Co., Inc.                                                           7,867,368
 ..........................................................................................................................
             47,700  Black Hills Corp.                                                                           1,918,971
 ..........................................................................................................................
            143,400  Cinergy Corp.                                                                               5,011,830
 ..........................................................................................................................
            397,100  CMS Energy Corp.                                                                           11,059,235
 ..........................................................................................................................
            214,050  Companhia Paranaense de Energia-Copel
                     ADR (Brazil)                                                                                1,607,516
 ..........................................................................................................................
            257,200  Constellation Energy Group, Inc.                                                           10,956,720
 ..........................................................................................................................
            241,300  Dominion Resources, Inc.                                                                   14,509,369
 ..........................................................................................................................
            193,100  DPL, Inc.                                                                                   5,592,176
 ..........................................................................................................................
            147,500  DQE, Inc.                                                                                   3,318,750
 ..........................................................................................................................
            233,900  DTE Energy Co.                                                                             10,862,316
 ..........................................................................................................................
            368,100  Duke Energy Corp.                                                                          14,359,581
 ..........................................................................................................................
             73,100  E. On AG (Germany)                                                                          3,798,482
 ..........................................................................................................................
            252,600  Edison International (NON)                                                                  2,816,490
 ..........................................................................................................................
             24,800  Electrabel SA (Belgium)                                                                     4,894,458
 ..........................................................................................................................
             59,721  Eletropaulo Metropolitana SA (Brazil)                                                       1,872,595
 ..........................................................................................................................
            163,200  Energy East Corp.                                                                           3,412,512
 ..........................................................................................................................
            430,500  Entergy Corp.                                                                              16,526,895
 ..........................................................................................................................
            297,887  Exelon Corp.                                                                               19,100,514
 ..........................................................................................................................
            213,300  FirstEnergy Corp.                                                                           6,859,728
 ..........................................................................................................................
            265,000  FPL Group, Inc.                                                                            15,955,650
 ..........................................................................................................................
            313,800  Iberdola SA (Spain) (NON)                                                                   4,023,369
 ..........................................................................................................................
            169,400  Korea Electric Power Corp. (South Korea)                                                    3,158,305
 ..........................................................................................................................
            206,600  Northeast Utilities                                                                         4,286,950
 ..........................................................................................................................
            165,400  OGE Energy Corp.                                                                            3,739,694
 ..........................................................................................................................
            318,400  PG&E Corp. (NON)                                                                            3,566,080
 ..........................................................................................................................
            141,800  Pinnacle West Capital Corp.                                                                 6,721,320
 ..........................................................................................................................
            158,800  PPL Corp.                                                                                   8,734,000
 ..........................................................................................................................
            309,400  Progress Energy, Inc.                                                                      13,898,248
 ..........................................................................................................................
            164,300  Progress Energy, Inc. CVO (NON)                                                                80,507
 ..........................................................................................................................
             68,500  Public Service Co. of New Mexico                                                            2,198,850
 ..........................................................................................................................
            255,700  Public Service Enterprise Group, Inc.                                                      12,503,730
 ..........................................................................................................................
            109,500  Puget Energy, Inc.                                                                          2,868,900
 ..........................................................................................................................
            413,700  Reliant Energy, Inc.                                                                       13,325,277
 ..........................................................................................................................
            568,086  Scottish Power PLC (United Kingdom)                                                         4,178,244
 ..........................................................................................................................
            307,300  Southern Co. (The)                                                                          7,144,725
 ..........................................................................................................................
            235,800  Teco Energy, Inc.                                                                           7,191,900
 ..........................................................................................................................
            136,000  TransAlta Corp. (Canada)                                                                    2,390,194
 ..........................................................................................................................
            218,000  TXU Corp.                                                                                  10,505,420
 ..........................................................................................................................
            172,400  Union Fenosa SA (Spain)                                                                     3,217,142
 ..........................................................................................................................
            244,700  Utilicorp United, Inc.                                                                      7,475,585
 ..........................................................................................................................
            350,855  XCEL Energy, Inc.                                                                           9,981,825
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               305,555,086
--------------------------------------------------------------------------------------------------------------------------
Energy (0.5%)
 ..........................................................................................................................
             13,200  Global Power Equipment Group, Inc. (NON)                                                      386,760
 ..........................................................................................................................
             59,600  Kinder Morgan Management, LLC (NON)                                                         4,082,600
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 4,469,360
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
 ..........................................................................................................................
             87,700  Bouygues SA (France)                                                                        2,962,883
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (11.4%)
 ..........................................................................................................................
            237,300  Dynegy, Inc.                                                                               11,034,450
 ..........................................................................................................................
            223,516  El Paso Corp.                                                                              11,743,531
 ..........................................................................................................................
            564,700  Enron Corp.                                                                                27,670,300
 ..........................................................................................................................
            151,100  Equitable Resources, Inc.                                                                   5,033,141
 ..........................................................................................................................
            255,900  KeySpan Corp.                                                                               9,335,230
 ..........................................................................................................................
            109,200  NICOR, Inc.                                                                                 4,256,616
 ..........................................................................................................................
            514,731  NiSource, Inc.                                                                             14,067,598
 ..........................................................................................................................
             89,900  NUI Corp.                                                                                   2,074,892
 ..........................................................................................................................
            372,700  Williams Cos., Inc. (The)                                                                  12,280,465
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                97,496,223
--------------------------------------------------------------------------------------------------------------------------
Power Producers (3.1%)
 ..........................................................................................................................
            382,700  AES Corp. (NON)                                                                            16,475,235
 ..........................................................................................................................
            140,000  Calpine Corp. (NON)                                                                         5,292,000
 ..........................................................................................................................
            146,086  Mirant Corp. (NON)                                                                          5,025,358
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                26,792,593
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (13.8%)
 ..........................................................................................................................
            633,800  BellSouth Corp.                                                                            25,523,126
 ..........................................................................................................................
          1,277,200  SBC Communications, Inc.                                                                   51,164,632
 ..........................................................................................................................
            786,200  Verizon Communications, Inc.                                                               42,061,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               118,749,458
--------------------------------------------------------------------------------------------------------------------------
Technology Services (1.3%)
 ..........................................................................................................................
            364,300  Convergys Corp. (NON)                                                                      11,020,075
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (20.7%)
 ..........................................................................................................................
             97,900  ALLTEL Corp.                                                                                5,997,354
 ..........................................................................................................................
            267,600  AT&T Wireless Group (NON)                                                                   4,375,260
 ..........................................................................................................................
             34,700  BCE, Inc. (Canada)                                                                            912,610
 ..........................................................................................................................
            266,000  British Telecommunications PLC ADR
                     (United Kingdom)                                                                            1,672,119
 ..........................................................................................................................
            265,800  Broadwing, Inc. (NON)                                                                       6,498,810
 ..........................................................................................................................
             58,800  CenturyTel, Inc.                                                                            1,781,640
 ..........................................................................................................................
            584,000  China Mobile, Ltd. (Hong Kong) (NON)                                                        3,084,916
 ..........................................................................................................................
            347,600  Citizens Communications Co. (NON)                                                           4,181,628
 ..........................................................................................................................
            209,551  Deutsche Telekom AG ADR (Germany)                                                           4,704,420
 ..........................................................................................................................
            252,000  Energis PLC (United Kingdom) (NON)                                                            668,907
 ..........................................................................................................................
            141,700  Focal Communications Corp. (NON)                                                              334,412
 ..........................................................................................................................
             84,600  Global Crossing, Ltd. (NON)                                                                   730,944
 ..........................................................................................................................
            371,400  McLeodUSA, Inc. Class A (NON)                                                               1,704,726
 ..........................................................................................................................
            152,500  Metromedia Fiber Network, Inc. Class A (NON)                                                  311,100
 ..........................................................................................................................
            120,900  Nextel Communications, Inc. Class A (NON)                                                   2,115,750
 ..........................................................................................................................
                503  Nippon Telegraph and Telephone Corp.
                     (Japan)                                                                                     2,621,893
 ..........................................................................................................................
                540  NTT DoCoMo, Inc. (Japan)                                                                    9,396,953
 ..........................................................................................................................
            553,200  Orange SA (France) (NON)                                                                    4,494,462
 ..........................................................................................................................
             53,600  Price Communications Corp. (NON)                                                            1,082,184
 ..........................................................................................................................
          1,180,400  Qwest Communications International, Inc.                                                   37,619,348
 ..........................................................................................................................
            711,400  Sprint Corp. (FON Group) (SEG)                                                             15,195,504
 ..........................................................................................................................
            804,000  Sprint Corp. (PCS Group) (NON)                                                             19,416,600
 ..........................................................................................................................
             13,206  Swisscom AG ADR (Switzerland)                                                               3,145,686
 ..........................................................................................................................
            743,500  Telecom Italia Mobile SpA (Italy)                                                           3,787,929
 ..........................................................................................................................
            599,000  Telecom Italia SpA (Italy)                                                                  5,373,497
 ..........................................................................................................................
             22,900  Telephone and Data Systems, Inc.                                                            2,490,375
 ..........................................................................................................................
             80,900  Time Warner Telecom, Inc. (NON)                                                             2,711,768
 ..........................................................................................................................
             55,900  Triton PCS Holdings, Inc. (NON)                                                             2,291,900
 ..........................................................................................................................
             21,200  United States Cellular Corp. (NON)                                                          1,222,180
 ..........................................................................................................................
         10,471,500  Vodafone Group PLC (United Kingdom)                                                        23,193,561
 ..........................................................................................................................
             99,600  Western Wireless Corp. (NON)                                                                4,282,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               177,401,236
--------------------------------------------------------------------------------------------------------------------------
Telephone (0.7%)
 ..........................................................................................................................
            148,600  Korea Telecom Corp. ADR (South Korea)                                                       3,266,228
 ..........................................................................................................................
            420,190  Portugal Telecom, SGPS, SA ADR
                     (Portugal)                                                                                  2,903,513
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,169,741
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.4%)
 ..........................................................................................................................
            345,100  Severn Trent Water PLC
                     (United Kingdom)                                                                            3,615,590
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $660,019,555)                                                                      $754,736,595
--------------------------------------------------------------------------------------------------------------------------
Corporate Bonds and Notes (9.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
Distribution (0.2%)
 ..........................................................................................................................
         $1,625,000  ONEOK, Inc. sr. notes 7 1/8s, 2011                                                         $1,594,564
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (6.1%)
 ..........................................................................................................................
          1,630,000  AmerenEnergy Generating Co. sr. notes
                     Ser. C, 7 3/4s, 2005                                                                        1,686,840
 ..........................................................................................................................
          1,660,000  American Electric Power Co., Inc.
                     notes Ser. A, 6 1/8s, 2006                                                                  1,634,552
 ..........................................................................................................................
          2,000,000  Arizona Public Service Co. notes
                     6 1/4s, 2005                                                                                1,969,320
 ..........................................................................................................................
          1,000,000  Australian Gas & Light Co. 144A sr. notes
                     Ser. DTC, 6 3/8s, 2003 (Australia)                                                          1,015,020
 ..........................................................................................................................
          1,665,000  Cleveland Electric/Toledo Edison
                     sec. notes 7.67s, 2004                                                                      1,722,409
 ..........................................................................................................................
          2,000,000  CILCORP, Inc. sr. notes 8.7s, 2009                                                          2,101,537
 ..........................................................................................................................
          2,000,000  Cinergy Corp. deb. 6 1/8s, 2004                                                             1,939,400
 ..........................................................................................................................
          1,200,000  CMS Energy Corp. pass-through
                     certificates 7s, 2005                                                                       1,159,968
 ..........................................................................................................................
          2,000,000  Conectiv, Inc. notes Ser. A, 6.73s, 2006                                                    2,001,420
 ..........................................................................................................................
          1,000,000  Connecticut Light & Power Co. 1st mtge.
                     Ser. D, 7 7/8s, 2024                                                                        1,006,200
 ..........................................................................................................................
          1,660,000  Dominion Resources, Inc. sr. notes
                     8 1/8s, 2010                                                                                1,786,027
 ..........................................................................................................................
          1,685,000  DPL, Inc. sr. notes 8 1/4s, 2007                                                            1,734,404
 ..........................................................................................................................
          1,665,000  Exelon Corp. sr. notes 6 3/4s, 2011                                                         1,630,485
 ..........................................................................................................................
            820,000  Florida Power & Light Co. 1st mtge.
                     6 7/8s, 2005                                                                                  847,401
 ..........................................................................................................................
          3,000,000  Hydro Quebec local government
                     guaranty Ser. HY, 8.4s, 2022 (Canada)                                                       3,455,940
 ..........................................................................................................................
          1,195,000  Kansas Gas & Electric deb. 8.29s, 2016                                                      1,122,117
 ..........................................................................................................................
          1,650,000  Mission Energy Holding 144A sec. notes
                     13 1/2s, 2008                                                                               1,619,063
 ..........................................................................................................................
          3,000,000  Niagara Mohawk Power Corp. sr. notes
                     Ser. G, 7 3/4s, 2008                                                                        3,066,090
 ..........................................................................................................................
          1,109,000  Otter Tail Power Co. 1st mtge.
                     7 1/4s, 2002                                                                                1,139,764
 ..........................................................................................................................
          2,000,000  PG&E Gas Transmission Northwest
                     sr. notes 7.1s, 2005                                                                        1,880,340
 ..........................................................................................................................
          1,660,000  Progress Energy, Inc. sr. notes 7.1s, 2011                                                  1,678,343
 ..........................................................................................................................
          2,065,000  PSI Energy, Inc. 144A 1st mtge.
                     6.65s, 2006                                                                                 2,039,531
 ..........................................................................................................................
          2,920,000  Public Service Co. of Colorado
                     coll. trust 6 3/8s, 2005                                                                    2,931,622
 ..........................................................................................................................
          1,500,000  Sierra Pacific Power Co. med. term
                     notes Ser. C, 6.82s, 2006                                                                   1,423,365
 ..........................................................................................................................
          2,660,000  Southern Investments Service Co.
                     sr. notes 6.8s, 2006 (United Kingdom)                                                       2,556,047
 ..........................................................................................................................
          1,240,000  Tampa Electric Co. notes 6 7/8s, 2012                                                       1,240,304
 ..........................................................................................................................
          2,530,000  Texas Utilities Co. secd. lease fac. bonds
                     7.46s, 2015                                                                                 2,521,272
 ..........................................................................................................................
          1,600,000  TXU Electrical Capital company
                     guaranty 8.175s, 2037                                                                       1,573,840
 ..........................................................................................................................
          2,000,000  Western Resources, Inc. sr. notes
                     6 7/8s, 2004                                                                                1,909,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                52,391,821
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.1%)
 ..........................................................................................................................
          1,000,000  Avista Corp. 144A sr. notes 9 3/4s, 2008                                                    1,055,120
--------------------------------------------------------------------------------------------------------------------------
Energy (0.2%)
 ..........................................................................................................................
          1,660,000  El Paso Corp. sr. notes 7s, 2011                                                            1,597,684
--------------------------------------------------------------------------------------------------------------------------
Financial (0.2%)
 ..........................................................................................................................
          1,300,000  Nisource Finance Corp. company
                     guaranty 7 7/8s, 2010                                                                       1,368,367
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.4%)
 ..........................................................................................................................
          1,500,000  Columbia Gas System, Inc. notes
                     Ser. E, 7.32s, 2010                                                                         1,512,090
 ..........................................................................................................................
            380,000  KN Capital Trust III company guaranty
                     7.63s, 2028                                                                                   336,775
 ..........................................................................................................................
          1,500,000  Southwest Gas Corp. deb. 7 1/2s, 2006                                                       1,515,885
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,364,750
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.3%)
 ..........................................................................................................................
          1,000,000  K N Energy, Inc. sr. notes 6.45s, 2003                                                      1,015,250
 ..........................................................................................................................
          1,250,000  Louis Dreyfus Natural Gas notes
                     6 7/8s, 2007                                                                                1,242,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 2,257,875
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.2%)
 ..........................................................................................................................
            800,000  Calpine Corp. sr. notes 7 3/4s, 2009                                                          743,712
 ..........................................................................................................................
            305,000  Midland Funding II Corp. deb. Ser. A,
                     11 3/4s, 2005                                                                                 330,342
 ..........................................................................................................................
            614,587  Salton Sea Funding Corp. company
                     guaranty Ser. E, 8.3s, 2011                                                                   553,509
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,627,563
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (0.4%)
 ..........................................................................................................................
          2,650,000  Bell Atlantic Corp. deb. 7 7/8s, 2029                                                       2,784,753
 ..........................................................................................................................
            810,000  Verizon Global Funding Corp. 144A
                     notes 7 1/4s, 2010                                                                            825,244
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,609,997
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.5%)
 ..........................................................................................................................
          1,660,000  AT&T Wireless Services, Inc. 144A
                     sr. notes 7 7/8s, 2011                                                                      1,663,353
 ..........................................................................................................................
            815,000  British Telecommunications PLC notes
                     8 1/8s, 2010 (United Kingdom)                                                                 861,402
 ..........................................................................................................................
          2,000,000  Century Telephone Enterprises, Inc.
                     deb. Ser. G, 6 7/8s, 2028                                                                   1,727,240
 ..........................................................................................................................
          1,245,000  Citizens Communications Co. notes
                     9 1/4s, 2011                                                                                1,289,633
 ..........................................................................................................................
          1,660,000  France Telecom 144A notes 7 3/4s,
                     2011 (France)                                                                               1,691,092
 ..........................................................................................................................
          1,250,000  MCI WorldCom, Inc. notes 7 3/4s, 2007                                                       1,278,300
 ..........................................................................................................................
          3,200,000  Qwest Capital Funding, Inc. 144A
                     notes 7 1/4s, 2011                                                                          3,168,672
 ..........................................................................................................................
          1,660,000  Worldcom, Inc. notes 7 1/2s, 2011                                                           1,615,711
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,295,403
--------------------------------------------------------------------------------------------------------------------------
Water Utilities (0.2%)
 ..........................................................................................................................
          1,500,000  Pennsylvania American Water Co. 144A
                     mtge. 7.8s, 2026                                                                            1,489,020
--------------------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds and Notes
                     (cost $84,773,931)                                                                        $83,652,164
--------------------------------------------------------------------------------------------------------------------------
Preferred Stocks (0.2%) (a) (cost $1,500,000)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
              1,500  Centaur Funding Corp. 144A Ser. B,
                     9.08% pfd. (Cayman Islands)                                                                $1,576,140
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (8.0%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $52,298,134  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                      $52,185,428
 ..........................................................................................................................
         16,849,000  Interest in $1,000,000,000 tri-party
                     joint repurchase agreement dated
                     June 29, 2001 with Credit Suisse First
                     Boston due July 2, 2001 with respect
                     to various U.S. government obligations--
                     maturity value of $16,854,754 for an
                     effective yield of 4.1%.                                                                   16,849,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $69,034,428)                                                                        $69,034,428
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $815,327,914) (b)                                                                  $908,999,327
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                       Total      Aggregate      Expiration       Unrealized
                       Value      Face Value        Date         Appreciation
 ..............................................................................
U.S. Treasury Bond
(Long)              $2,106,563    $2,076,400       Sep-01           $30,163
 ..............................................................................
U.S. Treasury Note
10YR (Long)          5,665,860     5,613,991       Sep-01            51,869
 ..............................................................................
U.S. Treasury Note
5YR (Short)          2,480,250     2,504,898       Sep-01            24,648
------------------------------------------------------------------------------
                                                                   $106,680
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Vista Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (97.4%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (2.9%)
 ..........................................................................................................................
            494,200  Interpublic Group of Cos., Inc.                                                           $14,504,770
 ..........................................................................................................................
            244,500  Lamar Advertising Co. (NON)                                                                10,758,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,262,770
--------------------------------------------------------------------------------------------------------------------------
Banking (1.6%)
 ..........................................................................................................................
              9,000  Greenpoint Finanacial Corp.                                                                   345,600
 ..........................................................................................................................
             70,270  M & T Bank Corp.                                                                            5,305,385
 ..........................................................................................................................
             19,900  South Trust Corp.                                                                             517,400
 ..........................................................................................................................
            127,300  Zions Bancorp                                                                               7,510,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,679,085
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (11.6%)
 ..........................................................................................................................
            123,400  Abgenix, Inc. (NON)                                                                         5,553,000
 ..........................................................................................................................
            318,600  Applera Corp-Applied Biosystems Group                                                       8,522,550
 ..........................................................................................................................
             97,600  Diversa Corp. (NON)                                                                         1,985,184
 ..........................................................................................................................
            104,100  Genzyme Corp. (NON)                                                                         6,350,100
 ..........................................................................................................................
            129,000  Gilead Sciences, Inc. (NON)                                                                 7,506,510
 ..........................................................................................................................
             87,200  Human Genome Sciences, Inc. (NON)                                                           5,253,800
 ..........................................................................................................................
            103,300  IDEC Pharmaceuticals Corp. (NON)                                                            6,992,377
 ..........................................................................................................................
            145,100  IDEXX Laboratories, Inc. (NON)                                                              4,534,375
 ..........................................................................................................................
             51,800  Invitrogen Corp. (NON)                                                                      3,719,240
 ..........................................................................................................................
            498,400  MedImmune, Inc. (NON)                                                                      23,524,480
 ..........................................................................................................................
            329,600  Millennium Pharmaceuticals, Inc. (NON)                                                     11,727,168
 ..........................................................................................................................
             76,100  Protein Design Labs, Inc. (NON)                                                             6,602,436
 ..........................................................................................................................
              4,600  QIAGEN NV (Netherlands) (NON)                                                                 101,430
 ..........................................................................................................................
             23,100  Scios, Inc. (NON)                                                                             577,731
 ..........................................................................................................................
            305,300  Waters Corp. (NON)                                                                          8,429,333
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               101,379,714
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (1.1%)
 ..........................................................................................................................
             70,200  Radio One, Inc. Class A (NON)                                                               1,614,600
 ..........................................................................................................................
            104,200  Radio One, Inc. Class D (NON)                                                               2,297,610
 ..........................................................................................................................
            123,900  Univision Communications, Inc. Class A (NON)                                                5,300,442
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,212,652
--------------------------------------------------------------------------------------------------------------------------
Cable Television (0.2%)
 ..........................................................................................................................
             39,500  Charter Communications, Inc. Class A (NON)                                                    922,325
 ..........................................................................................................................
             38,000  USA Networks, Inc. (NON)                                                                    1,064,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,986,325
--------------------------------------------------------------------------------------------------------------------------
Chemicals (1.0%)
 ..........................................................................................................................
            214,257  Ecolab, Inc.                                                                                8,778,109
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (1.1%)
 ..........................................................................................................................
            200,500  Cintas Corp.                                                                                9,273,125
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.7%)
 ..........................................................................................................................
            184,900  Brocade Communications Systems (NON)                                                        8,133,751
 ..........................................................................................................................
             88,520  Comverse Technology, Inc. (NON)                                                             5,054,492
 ..........................................................................................................................
            173,300  Crown Castle International Corp. (NON)                                                      2,842,120
 ..........................................................................................................................
             20,800  Digital Lightwave, Inc. (NON)                                                                 768,768
 ..........................................................................................................................
            287,000  Sonus Networks, Inc. (NON)                                                                  6,704,320
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                23,503,451
--------------------------------------------------------------------------------------------------------------------------
Computers (2.4%)
 ..........................................................................................................................
             25,600  Lexmark International, Inc. (NON)                                                           1,721,600
 ..........................................................................................................................
             45,400  Mentor Graphics Corp. (NON)                                                                   794,500
 ..........................................................................................................................
            301,400  Network Appliance, Inc. (NON)                                                               4,129,180
 ..........................................................................................................................
            237,800  VeriSign, Inc. (NON)                                                                       14,270,378
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                20,915,658
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.1%)
 ..........................................................................................................................
             95,200  AmeriCredit Corp. (NON)                                                                     4,945,640
 ..........................................................................................................................
             86,900  Capital One Financial Corp.                                                                 5,214,000
 ..........................................................................................................................
            156,100  Metris Companies, Inc.                                                                      5,262,131
 ..........................................................................................................................
             48,600  Providian Financial Corp.                                                                   2,877,120
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,298,891
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (1.4%)
 ..........................................................................................................................
            280,800  Estee Lauder Cos. Class A                                                                  12,102,480
--------------------------------------------------------------------------------------------------------------------------
Distribution (1.0%)
 ..........................................................................................................................
            331,100  SYSCO Corp.                                                                                 8,989,365
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (0.8%)
 ..........................................................................................................................
             13,900  Allegheny Energy, Inc.                                                                        670,675
 ..........................................................................................................................
            239,700  CMS Energy Corp.                                                                            6,675,645
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,346,320
--------------------------------------------------------------------------------------------------------------------------
Electronics (12.7%)
 ..........................................................................................................................
            898,000  Atmel Corp. (NON)                                                                          12,114,020
 ..........................................................................................................................
            216,800  Celestica, Inc. (Canada) (NON)                                                             11,165,200
 ..........................................................................................................................
            181,000  Emulex Corp. (NON)                                                                          7,312,400
 ..........................................................................................................................
            228,200  GlobeSpan, Inc. (NON)                                                                       3,331,720
 ..........................................................................................................................
            163,600  Integrated Device Technology, Inc. (NON)                                                    5,184,484
 ..........................................................................................................................
            299,000  Jabil Circuit, Inc. (NON)                                                                   9,227,140
 ..........................................................................................................................
             16,300  Linear Technology Corp.                                                                       720,786
 ..........................................................................................................................
            407,100  LSI Logic Corp. (NON)                                                                       7,653,480
 ..........................................................................................................................
             26,600  Maxim Integrated Products, Inc. (NON)                                                       1,175,986
 ..........................................................................................................................
            174,000  Micrel, Inc. (NON)                                                                          5,742,000
 ..........................................................................................................................
            587,800  PerkinElmer, Inc.                                                                          16,182,134
 ..........................................................................................................................
             10,900  Pixelworks, Inc. (NON)                                                                        247,430
 ..........................................................................................................................
            345,300  PMC - Sierra, Inc. (NON)                                                                   10,728,471
 ..........................................................................................................................
            315,000  QLogic Corp. (NON)                                                                         20,301,750
 ..........................................................................................................................
             32,900  Solectron Corp. (NON)                                                                         602,070
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               111,689,071
--------------------------------------------------------------------------------------------------------------------------
Energy (4.5%)
 ..........................................................................................................................
            113,500  Cooper Cameron Corp. (NON)                                                                  6,333,300
 ..........................................................................................................................
            470,600  Global Marine, Inc. (NON)                                                                   8,767,278
 ..........................................................................................................................
            207,900  Smith International, Inc. (NON)                                                            12,453,210
 ..........................................................................................................................
            283,700  Transocean Sedco Forex, Inc.                                                               11,702,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                39,256,413
--------------------------------------------------------------------------------------------------------------------------
Financial (1.1%)
 ..........................................................................................................................
             31,200  Intuit, Inc. (NON)                                                                          1,247,688
 ..........................................................................................................................
            239,300  Moody's Corp.                                                                               8,016,550
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,264,238
--------------------------------------------------------------------------------------------------------------------------
Gaming & Lottery (0.7%)
 ..........................................................................................................................
             91,900  International Game Technology (NON)                                                         5,766,725
 ..........................................................................................................................
             21,000  MGM Mirage (NON)                                                                              629,160
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 6,395,885
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (2.4%)
 ..........................................................................................................................
            181,900  AmeriSource Health Corp. Class A (NON)                                                     10,059,070
 ..........................................................................................................................
             65,000  Caremark Rx, Inc. (NON)                                                                     1,069,250
 ..........................................................................................................................
              7,000  Express Scripts, Inc. Class A (NON)                                                           385,210
 ..........................................................................................................................
             40,200  Health Net, Inc. (NON)                                                                        699,480
 ..........................................................................................................................
             10,300  Laboratory Corp. of America Holdings (NON)                                                    792,070
 ..........................................................................................................................
            104,700  Quest Diagnostics, Inc. (NON)                                                               7,836,795
 ..........................................................................................................................
              7,400  Trigon Healthcare, Inc. (NON)                                                                 479,890
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                21,321,765
--------------------------------------------------------------------------------------------------------------------------
Insurance (2.9%)
 ..........................................................................................................................
            322,072  ACE, Ltd.                                                                                  12,589,794
 ..........................................................................................................................
             18,400  AMBAC Indemnity Corp.                                                                       1,070,880
 ..........................................................................................................................
             13,400  Everest Re Group, Ltd. (Bermuda)                                                            1,002,320
 ..........................................................................................................................
            132,200  XL Capital, Ltd. Class A (Bermuda)                                                         10,853,620
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,516,614
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (1.5%)
 ..........................................................................................................................
             17,500  AG Edwards, Inc.                                                                              787,500
 ..........................................................................................................................
             21,500  Bear Stearns Cos., Inc. (The)                                                               1,267,855
 ..........................................................................................................................
            218,300  Legg Mason, Inc.                                                                           10,862,608
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,917,963
--------------------------------------------------------------------------------------------------------------------------
Leisure (1.8%)
 ..........................................................................................................................
            337,500  Harley-Davidson, Inc.                                                                      15,889,500
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
 ..........................................................................................................................
             86,700  Four Seasons Hotels, Inc. (Canada)                                                          4,798,845
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.4%)
 ..........................................................................................................................
              4,300  Charles River Laboratories
                     International, Inc. (NON)                                                                     149,425
 ..........................................................................................................................
             17,000  St. Jude Medical, Inc. (NON)                                                                1,020,000
 ..........................................................................................................................
            208,800  Stryker Corp.                                                                              11,452,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,622,105
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.9%)
 ..........................................................................................................................
            160,700  Dynegy, Inc.                                                                                7,472,550
 ..........................................................................................................................
             10,900  KeySpan Corp.                                                                                 397,632
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,870,182
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (1.8%)
 ..........................................................................................................................
            117,600  Devon Energy Corp.                                                                          6,174,000
 ..........................................................................................................................
             29,500  EOG Resources, Inc.                                                                         1,048,725
 ..........................................................................................................................
              8,700  Kerr-McGee Corp.                                                                              576,549
 ..........................................................................................................................
             95,800  Murphy Oil Corp.                                                                            7,050,880
 ..........................................................................................................................
             28,900  Noble Drilling Corp. (NON)                                                                    946,475
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,796,629
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (8.2%)
 ..........................................................................................................................
            110,200  Allergan, Inc.                                                                              9,422,100
 ..........................................................................................................................
            199,400  Andrx Group (NON)                                                                          15,353,800
 ..........................................................................................................................
             20,200  Barr Laboratories, Inc. (NON)                                                               1,422,282
 ..........................................................................................................................
              3,700  Cima Labs, Inc. (NON)                                                                         290,450
 ..........................................................................................................................
             14,000  Enzon, Inc. (NON)                                                                             875,000
 ..........................................................................................................................
             37,100  Forest Laboratories, Inc. (NON)                                                             2,634,100
 ..........................................................................................................................
            223,800  Inhale Therapeutic Systems, Inc. (NON)                                                      5,147,400
 ..........................................................................................................................
            547,050  IVAX Corp. (NON)                                                                           21,334,950
 ..........................................................................................................................
            177,100  King Pharmaceuticals, Inc. (NON)                                                            9,519,125
 ..........................................................................................................................
            103,700  Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                      5,755,350
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                71,754,557
--------------------------------------------------------------------------------------------------------------------------
Power Producers (0.4%)
 ..........................................................................................................................
             49,000  Calpine Corp. (NON)                                                                         1,852,200
 ..........................................................................................................................
             39,700  Mirant Corp. (NON)                                                                          1,365,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,217,880
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.8%)
 ..........................................................................................................................
            167,800  Boston Properties, Inc. (R)                                                                 6,863,020
--------------------------------------------------------------------------------------------------------------------------
Restaurants (2.9%)
 ..........................................................................................................................
            323,800  Darden Restaurants, Inc.                                                                    9,034,020
 ..........................................................................................................................
            704,400  Starbucks Corp. (NON)                                                                      16,201,200
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,235,220
--------------------------------------------------------------------------------------------------------------------------
Retail (4.6%)
 ..........................................................................................................................
             20,900  Bed Bath & Beyond, Inc. (NON)                                                                 652,080
 ..........................................................................................................................
             20,400  Best Buy Co., Inc. (NON)                                                                    1,295,808
 ..........................................................................................................................
            480,400  Family Dollar Stores, Inc.                                                                 12,312,652
 ..........................................................................................................................
            142,700  HomeStore.com, Inc. (NON)                                                                   4,988,792
 ..........................................................................................................................
             21,300  Jones Apparel Group, Inc. (NON)                                                               920,160
 ..........................................................................................................................
            266,800  RadioShack Corp.                                                                            8,137,400
 ..........................................................................................................................
            114,200  Talbots, Inc. (The)                                                                         4,996,250
 ..........................................................................................................................
            204,000  Tiffany & Co.                                                                               7,388,880
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                40,692,022
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (1.5%)
 ..........................................................................................................................
            118,600  KLA-Tencor Corp. (NON)                                                                      6,934,542
 ..........................................................................................................................
            129,500  LAM Research Corp. (NON)                                                                    3,839,675
 ..........................................................................................................................
             37,400  Novellus Systems, Inc. (NON)                                                                2,123,946
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,898,163
--------------------------------------------------------------------------------------------------------------------------
Software (9.7%)
 ..........................................................................................................................
            143,400  Adobe Systems, Inc.                                                                         6,739,800
 ..........................................................................................................................
            263,300  BEA Systems, Inc. (NON)                                                                     8,085,943
 ..........................................................................................................................
             15,900  Electronic Arts, Inc. (NON)                                                                   920,610
 ..........................................................................................................................
            142,500  I2 Technologies, Inc. (NON)                                                                 2,821,500
 ..........................................................................................................................
            198,630  Informatica Corp. (NON)                                                                     3,448,217
 ..........................................................................................................................
            121,100  Internet Security Systems, Inc. (NON)                                                       5,880,616
 ..........................................................................................................................
            164,700  Manugistics Group, Inc. (NON)                                                               4,133,970
 ..........................................................................................................................
             85,000  McData Corp. (NON)                                                                          1,491,750
 ..........................................................................................................................
            265,600  Micromuse, Inc. (NON)                                                                       7,434,144
 ..........................................................................................................................
            820,069  Peregrine Systems, Inc. (NON)                                                              23,782,001
 ..........................................................................................................................
            306,000  Retek, Inc. (NON)                                                                          14,669,640
 ..........................................................................................................................
             11,600  Symantec Corp. (NON)                                                                          506,805
 ..........................................................................................................................
             55,900  Synopsys, Inc. (NON)                                                                        2,705,001
 ..........................................................................................................................
             95,100  webMethods, Inc. (NON)                                                                      2,014,218
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                84,634,215
--------------------------------------------------------------------------------------------------------------------------
Technology Services (5.1%)
 ..........................................................................................................................
            506,300  Convergys Corp. (NON)                                                                      15,315,575
 ..........................................................................................................................
            227,100  Fiserv, Inc. (NON)                                                                         14,529,858
 ..........................................................................................................................
             60,000  SunGard Data Systems, Inc. (NON)                                                            1,800,600
 ..........................................................................................................................
            598,400  Symbol Technologies, Inc.                                                                  13,284,480
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                44,930,513
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.6%)
 ..........................................................................................................................
             83,100  Telephone and Data Systems, Inc.                                                            9,037,125
 ..........................................................................................................................
            134,300  Time Warner Telecom, Inc. (NON)                                                             4,501,736
 ..........................................................................................................................
              8,600  Western Wireless Corp. (NON)                                                                  369,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                13,908,661
--------------------------------------------------------------------------------------------------------------------------
Transaction Processing (0.5%)
 ..........................................................................................................................
             91,900  Concord EFS, Inc. (NON)                                                                     4,779,719
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $858,970,642)                                                                      $852,981,125
--------------------------------------------------------------------------------------------------------------------------

Short-Term Investments (13.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $75,321,508  Short-term investments held as
                     collateral for loaned securities with
                     yields ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001. (d)                                                                      $75,155,384
 ..........................................................................................................................
         21,653,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $21,660,398 for an
                     effective yield of 4.10%                                                                   21,653,000
 ..........................................................................................................................
         21,650,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse First
                     Boston due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $21,657,397 for an
                     effective yield of 4.10%                                                                   21,650,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $118,458,384)                                                                      $118,458,384
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $977,429,026) (b)                                                                  $971,439,509
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------
                                Aggregate      Expiration        Unrealized
                Total Value    Face Value         Date          Depreciation
 ..............................................................................
S&P 500 Index
(Long)          $19,707,200   $20,048,568        Sep-01           $(341,368)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (97.6%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Advertising and Marketing Services (0.8%)
 ..........................................................................................................................
          1,069,520  Interpublic Group of Cos., Inc.                                                           $31,390,412
 ..........................................................................................................................
            169,400  Omnicom Group, Inc.                                                                        14,568,400
 ..........................................................................................................................
            308,800  WPP Group PLC (United Kingdom)                                                              3,039,858
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,998,670
--------------------------------------------------------------------------------------------------------------------------
Aerospace and Defense (0.7%)
 ..........................................................................................................................
            139,772  General Dynamics Corp.                                                                     10,875,659
 ..........................................................................................................................
            432,900  Lockheed Martin Corp.                                                                      16,038,945
 ..........................................................................................................................
            135,800  Rockwell Collins                                                                            3,192,658
 ..........................................................................................................................
              7,300  Rockwell International Corp. (NON)                                                            112,055
 ..........................................................................................................................
            216,505  United Technologies Corp.                                                                  15,861,156
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                46,080,473
--------------------------------------------------------------------------------------------------------------------------
Airlines (--%)
 ..........................................................................................................................
              9,200  Southwest Airlines Co.                                                                        170,108
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..........................................................................................................................
            250,300  Toyota Motor Corp. (Japan)                                                                  8,811,684
 ..........................................................................................................................
              4,100  Toyota Motor Corp. ADR (Japan)                                                                288,845
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 9,100,529
--------------------------------------------------------------------------------------------------------------------------
Banking (4.5%)
 ..........................................................................................................................
            778,600  Bank of America Corp.                                                                      46,739,358
 ..........................................................................................................................
            617,502  Bank of New York Co., Inc. (The)                                                           29,640,096
 ..........................................................................................................................
              2,400  BB&T Corp.                                                                                     88,080
 ..........................................................................................................................
              3,700  Charter One Financial, Inc.                                                                   118,030
 ..........................................................................................................................
            416,150  Comerica, Inc.                                                                             23,970,240
 ..........................................................................................................................
            384,430  Fifth Third Bancorp                                                                        23,085,022
 ..........................................................................................................................
            246,200  FleetBoston Financial Corp.                                                                 9,712,590
 ..........................................................................................................................
            110,430  M & T Bank Corp.                                                                            8,337,465
 ..........................................................................................................................
            474,090  Mellon Financial Corp.                                                                     21,808,140
 ..........................................................................................................................
              3,200  North Fork Bancorporation, Inc.                                                                99,200
 ..........................................................................................................................
            346,883  State Street Corp.                                                                         17,167,240
 ..........................................................................................................................
          2,412,170  U.S. Bancorp                                                                               54,973,354
 ..........................................................................................................................
            777,104  Wells Fargo & Co.                                                                          36,080,939
 ..........................................................................................................................
            223,700  Zions Bancorp                                                                              13,198,300
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               285,018,054
--------------------------------------------------------------------------------------------------------------------------
Beverage (2.7%)
 ..........................................................................................................................
            783,400  Anheuser-Busch Cos., Inc.                                                                  32,276,080
 ..........................................................................................................................
          1,454,000  Coca-Cola Co. (The)                                                                        65,430,000
 ..........................................................................................................................
          1,021,006  Coca-Cola Enterprises, Inc.                                                                16,693,448
 ..........................................................................................................................
            454,800  Pepsi Bottling Group, Inc. (The)                                                           18,237,480
 ..........................................................................................................................
            882,700  PepsiCo, Inc.                                                                              39,015,340
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               171,652,348
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (1.9%)
 ..........................................................................................................................
            883,730  Amgen, Inc. (NON)                                                                          53,624,736
 ..........................................................................................................................
            168,200  Applera Corp-Applied Biosystems Group                                                       4,499,350
 ..........................................................................................................................
            365,720  Genentech, Inc. (NON)                                                                      20,151,172
 ..........................................................................................................................
            305,620  Genzyme Corp. (NON)                                                                        18,642,820
 ..........................................................................................................................
            148,749  Immunex Corp. (NON)                                                                         2,640,295
 ..........................................................................................................................
             75,200  Invitrogen Corp. (NON)                                                                      5,399,360
 ..........................................................................................................................
            241,600  MedImmune, Inc. (NON)                                                                      11,403,520
 ..........................................................................................................................
            163,600  Millennium Pharmaceuticals, Inc. (NON)                                                      5,820,888
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               122,182,141
--------------------------------------------------------------------------------------------------------------------------
Broadcasting (0.9%)
 ..........................................................................................................................
            739,350  Clear Channel Communications, Inc. (NON)                                                   46,357,245
 ..........................................................................................................................
            360,800  General Motors Corp. Class H (NON)                                                          7,306,200
 ..........................................................................................................................
             61,400  Univision Communications, Inc. Class A (NON)                                                2,626,692
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                56,290,137
--------------------------------------------------------------------------------------------------------------------------
Cable Television (1.2%)
 ..........................................................................................................................
            172,700  Adelphia Communications Corp.
                     Class A (NON)                                                                               7,080,700
 ..........................................................................................................................
          2,662,415  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                              46,565,638
 ..........................................................................................................................
            128,950  Charter Communications, Inc. Class A (NON)                                                  3,010,983
 ..........................................................................................................................
            599,937  USA Networks, Inc. (NON)                                                                   16,798,236
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                73,455,557
--------------------------------------------------------------------------------------------------------------------------
Capital Goods (0.2%)
 ..........................................................................................................................
            221,700  Eaton Corp.                                                                                15,541,170
--------------------------------------------------------------------------------------------------------------------------
Chemicals (0.8%)
 ..........................................................................................................................
             23,460  Avery Dennison Corp.                                                                        1,197,633
 ..........................................................................................................................
            668,500  Dow Chemical Co. (The)                                                                     22,227,625
 ..........................................................................................................................
             73,100  du Pont (E.I.) de Nemours & Co., Ltd.                                                       3,526,344
 ..........................................................................................................................
            188,165  Minnesota Mining & Manufacturing Co.                                                       21,469,627
 ..........................................................................................................................
              6,200  PPG Industries, Inc.                                                                          325,934
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,747,163
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (0.2%)
 ..........................................................................................................................
            158,400  Cendant Corp. (NON)                                                                         3,088,800
 ..........................................................................................................................
             84,600  eBay, Inc. (NON)                                                                            5,794,254
 ..........................................................................................................................
              4,800  Iron Moantain, Inc. (NON)                                                                     215,232
 ..........................................................................................................................
            149,100  Paychex, Inc.                                                                               5,964,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                15,062,286
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (2.9%)
 ..........................................................................................................................
            254,007  ADC Telecommunications, Inc. (NON)                                                          1,676,446
 ..........................................................................................................................
            135,234  Brocade Communications Systems (NON)                                                        5,948,944
 ..........................................................................................................................
            163,400  CIENA Corp. (NON)                                                                           6,209,200
 ..........................................................................................................................
          6,335,201  Cisco Systems, Inc. (NON)                                                                 115,300,658
 ..........................................................................................................................
            151,136  Comverse Technology, Inc. (NON)                                                             8,629,866
 ..........................................................................................................................
             57,878  Corning, Inc.                                                                                 967,141
 ..........................................................................................................................
             91,200  Foundry Networks, Inc. (NON)                                                                1,822,176
 ..........................................................................................................................
             77,290  Juniper Networks, Inc. (NON)                                                                2,403,719
 ..........................................................................................................................
             42,400  Lucent Technologies, Inc.                                                                     262,880
 ..........................................................................................................................
             92,410  Nokia OYJ Class A (Finland)                                                                 2,093,590
 ..........................................................................................................................
             11,900  Nortel Networks Corp. (Canada) (NON)                                                          108,171
 ..........................................................................................................................
            566,500  QUALCOMM, Inc. (NON)                                                                       33,128,920
 ..........................................................................................................................
              1,700  Sonus Networks, Inc. (NON)                                                                     39,712
 ..........................................................................................................................
             25,800  Telefonaktiebolaget LM Ericsson AB
                     ADR (Sweden)                                                                                  139,836
 ..........................................................................................................................
            114,500  Tellabs, Inc. (NON)                                                                         2,219,010
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               180,950,269
--------------------------------------------------------------------------------------------------------------------------
Computers (5.7%)
 ..........................................................................................................................
            306,200  Apple Computer, Inc. (NON)                                                                  7,119,150
 ..........................................................................................................................
          3,995,700  Compaq Computer Corp.                                                                      61,893,393
 ..........................................................................................................................
          1,180,192  Dell Computer Corp. (NON)                                                                  30,862,021
 ..........................................................................................................................
          1,061,400  EMC Corp. (NON)                                                                            30,833,670
 ..........................................................................................................................
          1,298,900  Hewlett-Packard Co.                                                                        37,148,540
 ..........................................................................................................................
            987,562  IBM Corp.                                                                                 111,594,506
 ..........................................................................................................................
            173,200  Lexmark International, Inc. (NON)                                                          11,647,700
 ..........................................................................................................................
             61,200  NCR Corp. (NON)                                                                             2,876,400
 ..........................................................................................................................
          3,054,300  Sun Microsystems, Inc. (NON)                                                               48,013,596
 ..........................................................................................................................
            316,600  VeriSign, Inc. (NON)                                                                       18,999,166
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               360,988,142
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (6.3%)
 ..........................................................................................................................
          7,106,534  General Electric Co.                                                                      346,443,533
 ..........................................................................................................................
            411,330  Honeywell International, Inc.                                                              14,392,437
 ..........................................................................................................................
            756,600  Tyco International, Ltd. (Bermuda)                                                         41,234,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               402,070,670
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (2.7%)
 ..........................................................................................................................
            297,196  Capital One Financial Corp.                                                                17,831,760
 ..........................................................................................................................
            268,400  Household International, Inc.                                                              17,902,280
 ..........................................................................................................................
            798,407  MBNA Corp.                                                                                 26,307,511
 ..........................................................................................................................
          1,800,400  Providian Financial Corp.                                                                 106,583,680
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               168,625,231
--------------------------------------------------------------------------------------------------------------------------
Consumer Goods (0.6%)
 ..........................................................................................................................
            363,500  Colgate-Palmolive Co.                                                                      21,442,865
 ..........................................................................................................................
              1,300  Estee Lauder Cos. Class A                                                                      56,030
 ..........................................................................................................................
            437,300  Gillette Co. (The)                                                                         12,677,327
 ..........................................................................................................................
             53,715  Procter & Gamble Co.                                                                        3,427,017
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                37,603,239
--------------------------------------------------------------------------------------------------------------------------
Distribution (0.2%)
 ..........................................................................................................................
            572,462  SYSCO Corp.                                                                                15,542,343
--------------------------------------------------------------------------------------------------------------------------
Electric Utilities (1.5%)
 ..........................................................................................................................
            586,400  CMS Energy Corp.                                                                           16,331,240
 ..........................................................................................................................
            128,200  DTE Energy Co.                                                                              5,953,608
 ..........................................................................................................................
            212,900  Entergy Corp.                                                                               8,173,231
 ..........................................................................................................................
            503,500  FPL Group, Inc.                                                                            30,315,735
 ..........................................................................................................................
            350,300  Progress Energy, Inc.                                                                      15,735,476
 ..........................................................................................................................
            127,700  Public Service Enterprise Group, Inc.                                                       6,244,530
 ..........................................................................................................................
            302,100  Reliant Energy, Inc.                                                                        9,730,641
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                92,484,461
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (--%)
 ..........................................................................................................................
              6,100  Hubbell, Inc. Class B                                                                         176,900
--------------------------------------------------------------------------------------------------------------------------
Electronics (6.0%)
 ..........................................................................................................................
            385,914  Advanced Micro Devices, Inc. (NON)                                                         11,145,196
 ..........................................................................................................................
             49,980  Agilent Technologies, Inc. (NON)                                                            1,624,350
 ..........................................................................................................................
            282,700  Altera Corp. (NON)                                                                          8,198,300
 ..........................................................................................................................
             93,080  Analog Devices, Inc. (NON)                                                                  4,025,710
 ..........................................................................................................................
            198,624  Applied Micro Circuits Corp. (NON)                                                          3,416,333
 ..........................................................................................................................
            122,200  Celestica, Inc. (Canada) (NON)                                                              6,293,300
 ..........................................................................................................................
            656,350  Cypress Semiconductor Corp. (NON)                                                          15,653,948
 ..........................................................................................................................
            325,550  Emulex Corp. (NON)                                                                         13,152,220
 ..........................................................................................................................
             31,820  Fairchild Semiconductor Corp. Class A (NON)                                                   731,860
 ..........................................................................................................................
              1,200  Finisar Corp. (NON)                                                                            22,416
 ..........................................................................................................................
            992,600  Flextronics International, Ltd.
                     (Singapore) (NON)                                                                          25,916,786
 ..........................................................................................................................
          3,767,100  Intel Corp.                                                                               110,187,675
 ..........................................................................................................................
              2,400  Intersil Holding Corp. (NON)                                                                   87,360
 ..........................................................................................................................
            211,900  Jabil Circuit, Inc. (NON)                                                                   6,539,234
 ..........................................................................................................................
            346,528  Linear Technology Corp.                                                                    15,323,468
 ..........................................................................................................................
            588,401  LSI Logic Corp. (NON)                                                                      11,061,939
 ..........................................................................................................................
            620,783  Maxim Integrated Products, Inc. (NON)                                                      27,444,816
 ..........................................................................................................................
            125,700  Microchip Technology, Inc. (NON)                                                            4,202,151
 ..........................................................................................................................
            173,763  Micron Technology, Inc. (NON)                                                               7,141,659
 ..........................................................................................................................
          2,855,750  Motorola, Inc.                                                                             47,291,220
 ..........................................................................................................................
             58,784  PMC - Sierra, Inc. (NON)                                                                    1,826,419
 ..........................................................................................................................
            292,400  Sanmina Corp. (NON)                                                                         6,845,084
 ..........................................................................................................................
              4,200  SCI Systems, Inc. (NON)                                                                       107,100
 ..........................................................................................................................
              1,500  Silicon Laboratories, Inc. (NON)                                                               33,150
 ..........................................................................................................................
            191,686  Solectron Corp. (NON)                                                                       3,507,854
 ..........................................................................................................................
          1,216,200  Texas Instruments, Inc.                                                                    38,310,300
 ..........................................................................................................................
              2,900  Thermo Electron Corp. (NON)                                                                    63,858
 ..........................................................................................................................
              3,200  TranSwitch Corp. (NON)                                                                         35,200
 ..........................................................................................................................
              3,400  Vishay Intertechnology, Inc. (NON)                                                             78,200
 ..........................................................................................................................
            188,050  Xilinx, Inc. (NON)                                                                          7,755,182
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               378,022,288
--------------------------------------------------------------------------------------------------------------------------
Energy (0.8%)
 ..........................................................................................................................
            588,300  Baker Hughes, Inc.                                                                         19,708,050
 ..........................................................................................................................
             82,700  Global Marine, Inc. (NON)                                                                   1,540,701
 ..........................................................................................................................
             80,400  Grant Prideco, Inc. (NON)                                                                   1,406,196
 ..........................................................................................................................
            141,646  Nabors Industries, Inc. (NON)                                                               5,269,231
 ..........................................................................................................................
            290,100  Schlumberger, Ltd.                                                                         15,273,765
 ..........................................................................................................................
            139,900  Transocean Sedco Forex, Inc.                                                                5,770,875
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                48,968,818
--------------------------------------------------------------------------------------------------------------------------
Entertainment (1.8%)
 ..........................................................................................................................
          2,221,771  Viacom, Inc. Class B (NON)                                                                114,976,649
--------------------------------------------------------------------------------------------------------------------------
Financial (2.5%)
 ..........................................................................................................................
            146,800  American Express Co.                                                                        5,695,840
 ..........................................................................................................................
          1,997,925  Citigroup, Inc.                                                                           105,570,357
 ..........................................................................................................................
            657,756  Freddie Mac                                                                                46,042,920
 ..........................................................................................................................
            100,200  Moody's Corp.                                                                               3,356,700
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               160,665,817
--------------------------------------------------------------------------------------------------------------------------
Food (0.8%)
 ..........................................................................................................................
            196,920  Heinz (H.J.) Co.                                                                            8,052,059
 ..........................................................................................................................
              1,000  Hershey Foods Corp.                                                                            61,710
 ..........................................................................................................................
            349,700  Kraft Foods, Inc. Class A (NON)                                                            10,840,700
 ..........................................................................................................................
            142,036  Quaker Oats Co. (The)                                                                      12,960,785
 ..........................................................................................................................
            969,200  Sara Lee Corp.                                                                             18,356,648
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                50,271,902
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (1.8%)
 ..........................................................................................................................
            306,500  Cardinal Health, Inc.                                                                      21,148,500
 ..........................................................................................................................
            202,712  CIGNA Corp.                                                                                19,423,864
 ..........................................................................................................................
          1,086,950  HCA, Inc.                                                                                  49,119,271
 ..........................................................................................................................
            136,100  Tenet Healthcare Corp. (NON)                                                                7,021,399
 ..........................................................................................................................
            280,920  UnitedHealth Group, Inc.                                                                   17,346,810
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               114,059,844
--------------------------------------------------------------------------------------------------------------------------
Insurance (1.9%)
 ..........................................................................................................................
            375,500  ACE, Ltd.                                                                                  14,678,295
 ..........................................................................................................................
            356,742  AFLAC, Inc.                                                                                11,233,806
 ..........................................................................................................................
              1,600  AMBAC Financial Group, Inc.                                                                    93,120
 ..........................................................................................................................
            324,800  American General Corp.                                                                     15,086,960
 ..........................................................................................................................
            802,445  American International Group, Inc.                                                         69,010,270
 ..........................................................................................................................
             38,970  Chubb Corp. (The)                                                                           3,017,447
 ..........................................................................................................................
              1,900  Jefferson-Pilot Corp.                                                                          91,808
 ..........................................................................................................................
              2,400  MBIA, Inc.                                                                                    133,632
 ..........................................................................................................................
              1,300  PMI Group, Inc. (The)                                                                          94,458
 ..........................................................................................................................
              2,900  UnumProvident Corp.                                                                            93,148
 ..........................................................................................................................
            116,500  XL Capital, Ltd. Class A (Bermuda)                                                          9,564,650
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               123,097,594
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (3.0%)
 ..........................................................................................................................
            117,450  Bear Stearns Cos., Inc. (The)                                                               6,926,027
 ..........................................................................................................................
            329,080  Goldman Sachs Group, Inc. (The)                                                            28,235,064
 ..........................................................................................................................
          1,565,790  J.P. Morgan Chase & Co.                                                                    69,834,234
 ..........................................................................................................................
            121,800  Lehman Brothers Holdings, Inc.                                                              9,469,950
 ..........................................................................................................................
            381,600  Merrill Lynch & Co., Inc.                                                                  22,609,800
 ..........................................................................................................................
            571,320  Morgan Stanley, Dean Witter & Co.                                                          36,695,884
 ..........................................................................................................................
          1,094,050  Schwab (Charles) Corp.                                                                     16,738,965
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               190,509,924
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (0.5%)
 ..........................................................................................................................
            212,700  Carnival Corp. Class A                                                                      6,529,890
 ..........................................................................................................................
            396,100  Marriott International, Inc. Class A                                                       18,751,374
 ..........................................................................................................................
            144,900  Starwood Hotels & Resorts
                     Worldwide, Inc.                                                                             5,401,872
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                30,683,136
--------------------------------------------------------------------------------------------------------------------------
Machinery (0.1%)
 ..........................................................................................................................
              2,000  Dover Corp.                                                                                    75,300
 ..........................................................................................................................
             83,487  Ingersoll-Rand Co.                                                                          3,439,664
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 3,514,964
--------------------------------------------------------------------------------------------------------------------------
Manufacturing (0.1%)
 ..........................................................................................................................
             96,500  Illinois Tool Works, Inc.                                                                   6,108,450
--------------------------------------------------------------------------------------------------------------------------
Media (2.9%)
 ..........................................................................................................................
          3,242,975  AOL Time Warner, Inc. (NON)                                                               171,877,675
 ..........................................................................................................................
            362,850  Disney (Walt) Productions, Inc.                                                            10,482,737
 ..........................................................................................................................
             93,600  Fox Entertainment Group, Inc. Class A (NON)                                                 2,611,440
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               184,971,852
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (1.3%)
 ..........................................................................................................................
          1,372,980  Medtronic, Inc.                                                                            63,170,810
 ..........................................................................................................................
             95,600  St. Jude Medical, Inc. (NON)                                                                5,736,000
 ..........................................................................................................................
            202,488  Stryker Corp.                                                                              11,106,467
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                80,013,277
--------------------------------------------------------------------------------------------------------------------------
Metals (0.1%)
 ..........................................................................................................................
            214,400  Alcoa, Inc.                                                                                 8,447,360
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.9%)
 ..........................................................................................................................
            332,066  Dynegy, Inc.                                                                               15,441,069
 ..........................................................................................................................
            561,945  Enron Corp.                                                                                27,535,305
 ..........................................................................................................................
            450,700  NiSource, Inc.                                                                             12,317,631
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                55,294,005
--------------------------------------------------------------------------------------------------------------------------
Office Equipment & Supplies (--%)
 ..........................................................................................................................
              2,200  Pitney Bowes, Inc.                                                                             92,664
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (3.6%)
 ..........................................................................................................................
            323,860  Anadarko Petroleum Corp.                                                                   17,498,156
 ..........................................................................................................................
            118,900  Chevron, Inc.                                                                              10,760,450
 ..........................................................................................................................
            304,500  Conoco, Inc. Class A                                                                        8,586,900
 ..........................................................................................................................
          1,309,800  Exxon Mobil Corp.                                                                         114,411,030
 ..........................................................................................................................
            383,311  Noble Drilling Corp. (NON)                                                                 12,553,435
 ..........................................................................................................................
             14,700  Occidental Petroleum Corp.                                                                    390,873
 ..........................................................................................................................
            770,100  Royal Dutch Petroleum Co. ADR
                     (Netherlands)                                                                              44,873,727
 ..........................................................................................................................
             10,000  Triton Energy, Ltd. (Cayman Islands) (NON)                                                    327,500
 ..........................................................................................................................
            628,800  Unocal Corp.                                                                               21,473,520
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               230,875,591
--------------------------------------------------------------------------------------------------------------------------
Paper & Forest Products (0.9%)
 ..........................................................................................................................
            316,200  International Paper Co.                                                                    11,288,340
 ..........................................................................................................................
            895,500  Smurfit-Stone Container Corp. (NON)                                                        14,507,100
 ..........................................................................................................................
            579,800  Weyerhaeuser Co.                                                                           31,871,606
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                57,667,046
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (12.2%)
 ..........................................................................................................................
            298,200  Abbott Laboratories                                                                        14,316,582
 ..........................................................................................................................
            214,000  Allergan, Inc.                                                                             18,297,000
 ..........................................................................................................................
          1,693,700  American Home Products Corp.                                                               98,979,828
 ..........................................................................................................................
            352,100  AstraZeneca PLC ADR
                     (United Kingdom)                                                                           16,460,675
 ..........................................................................................................................
            924,800  Bristol-Myers Squibb Co.                                                                   48,367,040
 ..........................................................................................................................
              4,500  GlaxoSmithKline PLC ADR
                     (United Kingdom)                                                                              252,900
 ..........................................................................................................................
          1,973,186  Johnson & Johnson                                                                          98,659,300
 ..........................................................................................................................
            415,487  Lilly (Eli) & Co.                                                                          30,746,038
 ..........................................................................................................................
          1,837,200  Merck & Co., Inc.                                                                         117,415,452
 ..........................................................................................................................
          5,475,012  Pfizer, Inc.                                                                              219,274,230
 ..........................................................................................................................
          1,130,850  Pharmacia Corp.                                                                            51,962,558
 ..........................................................................................................................
          1,646,350  Schering-Plough Corp.                                                                      59,663,724
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               774,395,327
--------------------------------------------------------------------------------------------------------------------------
Photography/Imaging (--%)
 ..........................................................................................................................
             66,200  Eastman Kodak Co.                                                                           3,090,216
--------------------------------------------------------------------------------------------------------------------------
Power Producers (--%)
 ..........................................................................................................................
             22,400  Calpine Corp. (NON)                                                                           846,720
--------------------------------------------------------------------------------------------------------------------------
Publishing (0.1%)
 ..........................................................................................................................
            102,300  Tribune Co.                                                                                 4,093,023
--------------------------------------------------------------------------------------------------------------------------
Railroads (0.2%)
 ..........................................................................................................................
            162,200  Burlington Northern Santa Fe Corp.                                                          4,893,574
 ..........................................................................................................................
            208,700  CSX Corp.                                                                                   7,563,288
 ..........................................................................................................................
             11,900  Norfolk Southern Corp.                                                                        246,330
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                12,703,192
--------------------------------------------------------------------------------------------------------------------------
Real Estate (0.1%)
 ..........................................................................................................................
            104,900  Equity Office Properties Trust (R)                                                          3,317,987
--------------------------------------------------------------------------------------------------------------------------
Regional Bells (1.1%)
 ..........................................................................................................................
            324,100  BellSouth Corp.                                                                            13,051,507
 ..........................................................................................................................
          1,111,860  SBC Communications, Inc.                                                                   44,541,112
 ..........................................................................................................................
            271,700  Verizon Communications, Inc.                                                               14,535,950
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                72,128,569
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.3%)
 ..........................................................................................................................
            154,500  Darden Restaurants, Inc.                                                                    4,310,550
 ..........................................................................................................................
            217,370  McDonald's Corp.                                                                            5,882,032
 ..........................................................................................................................
            379,173  Starbucks Corp. (NON)                                                                       8,720,979
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                18,913,561
--------------------------------------------------------------------------------------------------------------------------
Retail (6.0%)
 ..........................................................................................................................
              3,500  99 Cents Only Stores (NON)                                                                    104,825
 ..........................................................................................................................
            328,225  Bed Bath & Beyond, Inc. (NON)                                                              10,240,620
 ..........................................................................................................................
            602,600  Circuit City Stores-Circuit City Group                                                     10,846,800
 ..........................................................................................................................
            503,765  CVS Corp.                                                                                  19,445,329
 ..........................................................................................................................
              3,600  Family Dollar Stores, Inc.                                                                     92,268
 ..........................................................................................................................
            478,000  Gap, Inc. (The)                                                                            13,862,000
 ..........................................................................................................................
          1,245,242  Home Depot, Inc. (The)                                                                     57,966,015
 ..........................................................................................................................
          1,376,800  Intimate Brands, Inc.                                                                      20,748,376
 ..........................................................................................................................
              2,100  Kohls Corp. (NON)                                                                             131,733
 ..........................................................................................................................
            163,522  Kroger Co. (NON)                                                                            4,088,050
 ..........................................................................................................................
          1,028,000  Limited, Inc. (The)                                                                        16,982,560
 ..........................................................................................................................
            591,810  Lowe's Cos., Inc.                                                                          42,935,816
 ..........................................................................................................................
             89,900  RadioShack Corp.                                                                            2,741,950
 ..........................................................................................................................
          1,204,900  Rite Aid Corp. (acquired 06/22/01,
                     cost $3,543,750) (RES) (NON)                                                                9,759,690
 ..........................................................................................................................
            333,750  Safeway, Inc. (NON)                                                                        16,020,000
 ..........................................................................................................................
          2,067,001  TJX Cos., Inc. (The)                                                                       65,875,322
 ..........................................................................................................................
          1,753,500  Wal-Mart Stores, Inc.                                                                      85,570,800
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               377,412,154
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (0.4%)
 ..........................................................................................................................
            376,633  Applied Materials, Inc. (NON)                                                              18,492,680
 ..........................................................................................................................
            127,000  KLA-Tencor Corp. (NON)                                                                      7,425,690
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                25,918,370
--------------------------------------------------------------------------------------------------------------------------
Software (8.6%)
 ..........................................................................................................................
             38,900  Activision, Inc. (NON)                                                                      1,526,825
 ..........................................................................................................................
            281,600  Adobe Systems, Inc.                                                                        13,235,200
 ..........................................................................................................................
             81,900  Amdocs, Ltd. (Guernsey) (NON)                                                               4,410,315
 ..........................................................................................................................
            309,347  BEA Systems, Inc. (NON)                                                                     9,500,046
 ..........................................................................................................................
            713,242  BMC Software, Inc. (NON)                                                                   16,076,475
 ..........................................................................................................................
            313,600  Computer Associates International, Inc.                                                    11,289,600
 ..........................................................................................................................
            209,124  Electronic Arts, Inc. (NON)                                                                12,108,280
 ..........................................................................................................................
             60,600  McData Corp. (NON)                                                                          1,063,530
 ..........................................................................................................................
             38,200  Micromuse, Inc. (NON)                                                                       1,069,218
 ..........................................................................................................................
          4,058,466  Microsoft Corp. (NON)                                                                     296,268,018
 ..........................................................................................................................
            143,500  Openwave Systems, Inc. (NON)                                                                4,979,450
 ..........................................................................................................................
          2,455,202  Oracle Corp. (NON)                                                                         46,648,838
 ..........................................................................................................................
            848,150  Parametric Technology Corp. (NON)                                                          11,865,619
 ..........................................................................................................................
            406,527  Rational Software Corp. (NON)                                                              11,403,082
 ..........................................................................................................................
            870,600  Siebel Systems, Inc. (NON)                                                                 40,831,140
 ..........................................................................................................................
                500  Symantec Corp. (NON)                                                                           21,845
 ..........................................................................................................................
            945,160  VERITAS Software Corp. (NON)                                                               62,881,495
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               545,178,976
--------------------------------------------------------------------------------------------------------------------------
Technology Services (0.9%)
 ..........................................................................................................................
            528,200  Automatic Data Processing, Inc.                                                            26,251,540
 ..........................................................................................................................
            146,500  Checkfree Corp. (NON)                                                                       5,137,755
 ..........................................................................................................................
            184,807  Convergys Corp. (NON)                                                                       5,590,412
 ..........................................................................................................................
             76,839  Electronic Data Systems Corp.                                                               4,802,438
 ..........................................................................................................................
            246,000  KPMG Consulting, Inc. (NON)                                                                 3,776,100
 ..........................................................................................................................
            415,860  Symbol Technologies, Inc.                                                                   9,232,092
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                54,790,337
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (2.5%)
 ..........................................................................................................................
            329,583  AT&T Wireless Services, Inc. (NON)                                                          5,388,682
 ..........................................................................................................................
            298,600  Broadwing, Inc. (NON)                                                                       7,300,770
 ..........................................................................................................................
            113,100  Citizens Communications Co. (NON)                                                           1,360,593
 ..........................................................................................................................
            124,200  Global Crossing, Ltd. (NON)                                                                 1,073,088
 ..........................................................................................................................
            958,878  McLeodUSA, Inc. Class A (NON)                                                               4,401,250
 ..........................................................................................................................
            529,779  Nextel Communications, Inc. Class A (NON)                                                   9,271,133
 ..........................................................................................................................
          2,093,700  Qwest Communications
                     International, Inc.                                                                        66,726,213
 ..........................................................................................................................
            695,600  Sprint Corp. (FON Group)                                                                   14,858,016
 ..........................................................................................................................
          1,808,400  Sprint Corp. (PCS Group) (NON)                                                             43,672,860
 ..........................................................................................................................
              4,900  Time Warner Telecom, Inc. (NON)                                                               164,248
 ..........................................................................................................................
              2,200  Triton PCS Holdings, Inc. Class A (NON)                                                        90,200
 ..........................................................................................................................
             68,700  TyCom, Ltd. (Bermuda) (NON)                                                                 1,181,640
 ..........................................................................................................................
              4,000  Western Wireless Corp. (NON)                                                                  172,000
--------------------------------------------------------------------------------------------------------------------------
                                                                                                               155,660,693
--------------------------------------------------------------------------------------------------------------------------
Textiles (0.1%)
 ..........................................................................................................................
             37,700  Nike, Inc.                                                                                  1,583,023
 ..........................................................................................................................
            198,100  Reebok International, Ltd. (NON)                                                            6,329,295
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 7,912,318
--------------------------------------------------------------------------------------------------------------------------
Tobacco (1.9%)
 ..........................................................................................................................
          2,328,900  Philip Morris Cos., Inc.                                                                  118,191,675
--------------------------------------------------------------------------------------------------------------------------
Toys (0.3%)
 ..........................................................................................................................
            967,200  Mattel, Inc. (NON)                                                                         18,299,424
--------------------------------------------------------------------------------------------------------------------------
Trucks & Parts (--%)
 ..........................................................................................................................
              1,200  Johnson Controls, Inc.                                                                         86,964
--------------------------------------------------------------------------------------------------------------------------
Waste Management (0.1%)
 ..........................................................................................................................
            281,200  Waste Management, Inc.                                                                      8,666,584
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $6,215,367,880)                                                                  $6,190,587,162
--------------------------------------------------------------------------------------------------------------------------
Warrants (0.1%) (a) (NON)
--------------------------------------------------------------------------------------------------------------------------
                                                                                              Expiration
Number of Warrants                                                                               Date                Value
 ..........................................................................................................................
             67,400  VERITAS Software 144A                                                      7/20/01         $3,851,782
 ..........................................................................................................................
              9,400  Willamette Industries, Inc.
                     144A                                                                      10/31/01             59,019
--------------------------------------------------------------------------------------------------------------------------
                     Total Warrants
                     (cost $3,713,055)                                                                          $3,910,801
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (1.5%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
        $49,460,974  Short-term investments held as
                     collateral for loaned securities with
                     yield ranging from 3.77% to 4.86%
                     and due dates from July 2, 2001 to
                     August 21, 2001 (d)                                                                       $49,351,886
 ..........................................................................................................................
         45,000,000  UBS Finance (DE) LLC                                                                       44,984,325
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $94,336,211)                                                                        $94,336,211
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $6,313,417,146) (b)                                                              $6,288,834,174
--------------------------------------------------------------------------------------------------------------------------


Futures Contracts Outstanding at June 30, 2001
------------------------------------------------------------------------------

                                    Aggregate      Expiration     Unrealized
                  Total Value      Face Value         Date       Depreciation
 ..............................................................................
S&P 500 Index
(Long)           $105,926,200     $106,559,482       Sep-01       $(633,282)
------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




Putnam VT Voyager Fund II
The fund's portfolio
June 30, 2001 (Unaudited)

Common Stocks (93.1%) (a)
--------------------------------------------------------------------------------------------------------------------------
Number of Shares                                                                                                     Value
 ..........................................................................................................................
Airlines (0.9%)
 ..........................................................................................................................
              2,417  Ryanair Holdings, PLC ADR (Ireland) (NON)                                                    $125,563
--------------------------------------------------------------------------------------------------------------------------
Automotive (0.1%)
 ..........................................................................................................................
                400  O'Reilly Automotive, Inc. (NON)                                                                11,480
--------------------------------------------------------------------------------------------------------------------------
Banking (2.5%)
 ..........................................................................................................................
              1,160  Bank of New York Co., Inc. (The)                                                               55,680
 ..........................................................................................................................
              1,680  Fifth Third Bancorp                                                                           100,884
 ..........................................................................................................................
                690  State Street Corp.                                                                             34,148
 ..........................................................................................................................
              3,475  TCF Financial Corp.                                                                           160,927
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   351,639
--------------------------------------------------------------------------------------------------------------------------
Beverage (0.3%)
 ..........................................................................................................................
                980  PepsiCo, Inc.                                                                                  43,316
--------------------------------------------------------------------------------------------------------------------------
Biotechnology (4.4%)
 ..........................................................................................................................
                605  Applera Corp-Applied Biosystems Group                                                          16,184
 ..........................................................................................................................
              2,870  Cryolife, Inc. (NON)                                                                          117,412
 ..........................................................................................................................
                415  Genentech, Inc. (NON)                                                                          22,867
 ..........................................................................................................................
                740  Genzyme Corp. (NON)                                                                            45,140
 ..........................................................................................................................
              1,535  Imclone Systems, Inc (NON)                                                                     81,048
 ..........................................................................................................................
                800  InterMune, Inc. (NON)                                                                          28,496
 ..........................................................................................................................
              1,990  Invitrogen Corp. (NON)                                                                        142,882
 ..........................................................................................................................
                880  MedImmune, Inc. (NON)                                                                          41,536
 ..........................................................................................................................
              1,880  Vertex Pharmaceuticals, Inc. (NON)                                                             93,060
 ..........................................................................................................................
                990  Waters Corp. (NON)                                                                             27,334
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   615,959
--------------------------------------------------------------------------------------------------------------------------
Commercial and Consumer Services (4.1%)
 ..........................................................................................................................
              1,980  Choicepoint, Inc. (NON)                                                                        83,259
 ..........................................................................................................................
              2,575  Cintas Corp.                                                                                  119,094
 ..........................................................................................................................
              2,280  Corporate Executive Board Co. (NON)                                                            95,760
 ..........................................................................................................................
                890  eBay, Inc. (NON)                                                                               60,956
 ..........................................................................................................................
                699  NCO Group, Inc. (NON)                                                                          21,620
 ..........................................................................................................................
                809  Paychex, Inc.                                                                                  32,360
 ..........................................................................................................................
                944  Professional Detailing, Inc. (NON)                                                             86,848
 ..........................................................................................................................
              4,260  Varco International, Inc. (NON)                                                                79,279
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   579,176
--------------------------------------------------------------------------------------------------------------------------
Communications Equipment (4.7%)
 ..........................................................................................................................
              2,825  Cisco Systems, Inc. (NON)                                                                      51,415
 ..........................................................................................................................
              2,535  Comverse Technology, Inc. (NON)                                                               144,749
 ..........................................................................................................................
              2,375  Extreme Networks, Inc. (NON)                                                                   70,063
 ..........................................................................................................................
                905  Nokia OYJ ADR (Finland)                                                                        19,946
 ..........................................................................................................................
              1,880  ONI System Corp. (NON)                                                                         52,452
 ..........................................................................................................................
              1,085  QUALCOMM, Inc. (NON)                                                                           63,451
 ..........................................................................................................................
              1,090  Scientific-Atlanta, Inc.                                                                       44,254
 ..........................................................................................................................
              9,134  Sonus Networks, Inc. (NON)                                                                    213,370
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   659,700
--------------------------------------------------------------------------------------------------------------------------
Computers (0.2%)
 ..........................................................................................................................
                245  IBM Corp.                                                                                      27,685
--------------------------------------------------------------------------------------------------------------------------
Computer Hardware (0.3%)
 ..........................................................................................................................
              1,625  Dell Computer Corp. (NON)                                                                      42,494
--------------------------------------------------------------------------------------------------------------------------
Computer Services (0.9%)
 ..........................................................................................................................
              2,280  Checkfree Corp. (NON)                                                                          79,960
 ..........................................................................................................................
              1,505  Jack Henry & Associates, Inc.                                                                  46,655
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   126,615
--------------------------------------------------------------------------------------------------------------------------
Computer Software and Services (0.5%)
 ..........................................................................................................................
              1,090  VeriSign, Inc. (NON)                                                                           65,411
--------------------------------------------------------------------------------------------------------------------------
Conglomerates (2.3%)
 ..........................................................................................................................
              5,050  General Electric Co.                                                                          246,188
 ..........................................................................................................................
              1,305  Tyco International, Ltd. (Bermuda)                                                             71,123
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   317,311
--------------------------------------------------------------------------------------------------------------------------
Consumer Finance (0.4%)
 ..........................................................................................................................
                643  Capital One Financial Corp.                                                                    38,580
 ..........................................................................................................................
                266  Providian Financial Corp.                                                                      15,747
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    54,327
--------------------------------------------------------------------------------------------------------------------------
Consumer Services (1.4%)
 ..........................................................................................................................
              1,980  CDW Computer Centers, Inc. (NON)                                                               78,626
 ..........................................................................................................................
              1,890  TMP Worldwide, Inc. (NON)                                                                     113,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   192,026
--------------------------------------------------------------------------------------------------------------------------
Distribution (0.8%)
 ..........................................................................................................................
              1,585  Black Box Corp. (NON)                                                                         106,766
--------------------------------------------------------------------------------------------------------------------------
Electrical Equipment (0.2%)
 ..........................................................................................................................
              1,586  Power-One, Inc. (NON)                                                                          26,391
--------------------------------------------------------------------------------------------------------------------------
Electronics (4.8%)
 ..........................................................................................................................
              2,970  DDi Corp. (NON)                                                                                59,400
 ..........................................................................................................................
                790  Emcore Corp. (NON)                                                                             24,293
 ..........................................................................................................................
              3,470  Finisar Corp. (NON)                                                                            64,820
 ..........................................................................................................................
              3,055  Flextronics International, Ltd. (Singapore) (NON)                                              79,766
 ..........................................................................................................................
                790  Integrated Device Technology, Inc. (NON)                                                       25,035
 ..........................................................................................................................
              4,860  Jabil Circuit, Inc. (NON)                                                                     149,980
 ..........................................................................................................................
                825  Micron Technology, Inc. (NON)                                                                  33,908
 ..........................................................................................................................
                841  PerkinElmer, Inc.                                                                              23,153
 ..........................................................................................................................
              3,421  Plexus Corp. (NON)                                                                            112,893
 ..........................................................................................................................
              4,260  Sanmina Corp. (NON)                                                                            99,727
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   672,975
--------------------------------------------------------------------------------------------------------------------------
Energy (2.0%)
 ..........................................................................................................................
              1,385  BJ Services Co. (NON)                                                                          39,306
 ..........................................................................................................................
              1,390  ENSCO International, Inc.                                                                      32,526
 ..........................................................................................................................
              1,680  Global Marine, Inc. (NON)                                                                      31,298
 ..........................................................................................................................
                790  Nabors Industries, Inc. (NON)                                                                  29,388
 ..........................................................................................................................
              1,747  National-Oilwell, Inc. (NON)                                                                   46,820
 ..........................................................................................................................
              1,190  Patterson-UTI Energy, Inc. (NON)                                                               21,265
 ..........................................................................................................................
              1,789  Transocean Sedco Forex, Inc.                                                                   73,796
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   274,399
--------------------------------------------------------------------------------------------------------------------------
Engineering & Construction (0.4%)
 ..........................................................................................................................
              1,345  Insituform Technologies, Inc. Class A (NON)                                                    49,093
--------------------------------------------------------------------------------------------------------------------------
Entertainment (1.4%)
 ..........................................................................................................................
              3,755  Viacom, Inc. Class B (NON)                                                                    194,321
--------------------------------------------------------------------------------------------------------------------------
Financial (0.1%)
 ..........................................................................................................................
                137  Fannie Mae                                                                                     11,666
--------------------------------------------------------------------------------------------------------------------------
Food (0.2%)
 ..........................................................................................................................
                880  Kraft Foods, Inc. Class A (NON)                                                                27,280
--------------------------------------------------------------------------------------------------------------------------
Health Care Services (5.7%)
 ..........................................................................................................................
                200  Accredo Health, Inc. (NON)                                                                      7,438
 ..........................................................................................................................
              1,785  AdvancePCS (NON)                                                                              114,329
 ..........................................................................................................................
              1,500  AmeriSource Health Corp. Class A (NON)                                                         82,950
 ..........................................................................................................................
                242  Cardinal Health, Inc.                                                                          16,698
 ..........................................................................................................................
              3,770  Caremark Rx, Inc. (NON)                                                                        62,017
 ..........................................................................................................................
              2,080  Community Health Systems, Inc. (NON)                                                           61,360
 ..........................................................................................................................
              6,340  Healthsouth Corp. (NON)                                                                       101,250
 ..........................................................................................................................
              1,784  Pharmaceutical Product
                     Development, Inc. (NON)                                                                        54,430
 ..........................................................................................................................
                398  Priority Healthcare Corp. Class B (NON)                                                        11,255
 ..........................................................................................................................
              3,049  Province Healthcare Co. (NON)                                                                 107,599
 ..........................................................................................................................
                590  Quest Diagnostics, Inc. (NON)                                                                  44,162
 ..........................................................................................................................
              1,378  RehabCare Group, Inc. (NON)                                                                    66,420
 ..........................................................................................................................
                580  UnitedHealth Group, Inc.                                                                       35,815
 ..........................................................................................................................
              2,875  US Oncology, Inc. (NON)                                                                        25,559
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   791,282
--------------------------------------------------------------------------------------------------------------------------
Insurance (0.3%)
 ..........................................................................................................................
                550  American International Group, Inc.                                                             47,300
--------------------------------------------------------------------------------------------------------------------------
Investment Banking/Brokerage (0.6%)
 ..........................................................................................................................
                855  Morgan Stanley, Dean Witter & Co.                                                              54,917
 ..........................................................................................................................
              1,740  Schwab (Charles) Corp.                                                                         26,622
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    81,539
--------------------------------------------------------------------------------------------------------------------------
Lodging/Tourism (1.1%)
 ..........................................................................................................................
              6,650  Extended Stay America, Inc. (NON)                                                              99,750
 ..........................................................................................................................
                990  Four Seasons Hotels, Inc. (Canada)                                                             54,797
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   154,547
--------------------------------------------------------------------------------------------------------------------------
Media (9.2%)
 ..........................................................................................................................
              2,575  AOL Time Warner, Inc. (NON)                                                                   136,475
 ..........................................................................................................................
              1,725  AT&T Corp. - Liberty Media Group
                     Class A (NON)                                                                                  30,170
 ..........................................................................................................................
              2,380  Clear Channel Communications, Inc. (NON)                                                      149,226
 ..........................................................................................................................
              1,255  Cox Radio, Inc. Class A (NON)                                                                  34,952
 ..........................................................................................................................
              2,575  Entercom Communications Corp. (NON)                                                           138,046
 ..........................................................................................................................
              1,290  Hispanic Broadcasting Corp. (NON)                                                              37,010
 ..........................................................................................................................
              3,375  Lamar Advertising Co. (NON)                                                                   148,500
 ..........................................................................................................................
              3,775  Radio One, Inc. Class A (NON)                                                                  86,825
 ..........................................................................................................................
              5,511  Radio One, Inc. Class D (NON)                                                                 121,518
 ..........................................................................................................................
              2,269  Regent Communications, Inc. (NON)                                                              27,205
 ..........................................................................................................................
              4,315  Univision Communications, Inc. Class A (NON)                                                  184,596
 ..........................................................................................................................
              5,300  WestWood One, Inc. (NON)                                                                      195,305
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,289,828
--------------------------------------------------------------------------------------------------------------------------
Medical Technology (3.6%)
 ..........................................................................................................................
              3,370  Charles River Laboratories
                     International, Inc. (NON)                                                                     117,108
 ..........................................................................................................................
              4,560  Cytyc Corp. (NON)                                                                             105,108
 ..........................................................................................................................
              1,215  Medtronic, Inc.                                                                                55,902
 ..........................................................................................................................
              1,062  Novoste Corp. (NON)                                                                            27,081
 ..........................................................................................................................
                860  ResMed, Inc. (NON)                                                                             43,473
 ..........................................................................................................................
                808  Respironics, Inc. (NON)                                                                        24,046
 ..........................................................................................................................
              2,480  Stryker Corp.                                                                                 136,028
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   508,746
--------------------------------------------------------------------------------------------------------------------------
Natural Gas Utilities (0.7%)
 ..........................................................................................................................
              1,480  Dynegy, Inc.                                                                                   68,820
 ..........................................................................................................................
                625  Enron Corp.                                                                                    30,625
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                    99,445
--------------------------------------------------------------------------------------------------------------------------
Oil & Gas (0.4%)
 ..........................................................................................................................
              1,680  EOG Resources, Inc.                                                                            59,724
--------------------------------------------------------------------------------------------------------------------------
Pharmaceuticals (6.3%)
 ..........................................................................................................................
              1,785  Alkermes, Inc. (NON)                                                                           62,654
 ..........................................................................................................................
                210  Allergan, Inc.                                                                                 17,955
 ..........................................................................................................................
              2,375  Cephalon, Inc. (NON)                                                                          167,438
 ..........................................................................................................................
                580  Johnson & Johnson                                                                              29,000
 ..........................................................................................................................
              1,933  King Pharmaceuticals, Inc. (NON)                                                              103,899
 ..........................................................................................................................
                700  Lilly (Eli) & Co.                                                                              51,800
 ..........................................................................................................................
                772  Medicis Pharmaceutical Corp. Class A (NON)                                                     40,916
 ..........................................................................................................................
                920  Merck & Co., Inc.                                                                              58,797
 ..........................................................................................................................
              3,840  Pfizer, Inc.                                                                                  153,792
 ..........................................................................................................................
                495  Pharmacia Corp.                                                                                22,745
 ..........................................................................................................................
                305  Schering-Plough Corp.                                                                          11,053
 ..........................................................................................................................
              2,875  Shire Pharmaceuticals Group PLC ADR
                     (United Kingdom) (NON)                                                                        159,563
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   879,612
--------------------------------------------------------------------------------------------------------------------------
Power Producers (1.8%)
 ..........................................................................................................................
                 98  AES Corp. (NON)                                                                                 4,219
 ..........................................................................................................................
              2,775  Calpine Corp. (NON)                                                                           104,895
 ..........................................................................................................................
              3,734  Mirant Corp. (NON)                                                                            128,450
 ..........................................................................................................................
                596  Reliant Resources, Inc. (NON)                                                                  14,721
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   252,285
--------------------------------------------------------------------------------------------------------------------------
Restaurants (0.7%)
 ..........................................................................................................................
              4,440  Starbucks Corp. (NON)                                                                         102,120
--------------------------------------------------------------------------------------------------------------------------
Retail (6.1%)
 ..........................................................................................................................
              7,630  Bed Bath & Beyond, Inc. (NON)                                                                 238,056
 ..........................................................................................................................
              4,050  Dollar Tree Stores, Inc. (NON)                                                                112,752
 ..........................................................................................................................
              1,880  Factory 2-U Stores, Inc. (NON)                                                                 55,178
 ..........................................................................................................................
              1,090  Fastenal Co.                                                                                   67,558
 ..........................................................................................................................
                905  Jones Apparel Group, Inc. (NON)                                                                39,096
 ..........................................................................................................................
              1,105  Kohls Corp. (NON)                                                                              69,317
 ..........................................................................................................................
                600  Lowe's Cos., Inc.                                                                              43,530
 ..........................................................................................................................
              1,398  Rent-A-Center, Inc. (NON)                                                                      73,535
 ..........................................................................................................................
              3,070  Tiffany & Co.                                                                                 111,195
 ..........................................................................................................................
                925  Wal-Mart Stores, Inc.                                                                          45,140
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   855,357
--------------------------------------------------------------------------------------------------------------------------
Schools (1.3%)
 ..........................................................................................................................
              2,220  Apollo Group, Inc. Class A (NON)                                                               94,239
 ..........................................................................................................................
              2,680  SmartForce PLC ADR (Ireland) (NON)                                                             94,416
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   188,655
--------------------------------------------------------------------------------------------------------------------------
Semiconductor (8.7%)
 ..........................................................................................................................
              1,385  Alpha Industries, Inc. (NON)                                                                   40,927
 ..........................................................................................................................
              1,880  Altera Corp. (NON)                                                                             54,520
 ..........................................................................................................................
                975  Applied Micro Circuits Corp. (NON)                                                             16,770
 ..........................................................................................................................
              1,980  Centillium Communications, Inc. (NON)                                                          48,985
 ..........................................................................................................................
              3,890  Emulex Corp. (NON)                                                                            157,156
 ..........................................................................................................................
              1,390  Exar Corp. (NON)                                                                               27,466
 ..........................................................................................................................
              1,315  Intel Corp.                                                                                    38,464
 ..........................................................................................................................
              2,716  Linear Technology Corp.                                                                       120,102
 ..........................................................................................................................
              4,270  Marvell Technology Group Ltd.
                     (Bermuda) (NON)                                                                               114,863
 ..........................................................................................................................
              3,857  Maxim Integrated Products, Inc. (NON)                                                         170,518
 ..........................................................................................................................
              1,353  Micrel, Inc. (NON)                                                                             44,649
 ..........................................................................................................................
              1,271  Microchip Technology, Inc. (NON)                                                               42,490
 ..........................................................................................................................
              2,754  QLogic Corp. (NON)                                                                            177,495
 ..........................................................................................................................
              2,280  Semtech Corp. (NON)                                                                            68,400
 ..........................................................................................................................
              1,680  Silicon Laboratories, Inc. (NON)                                                               37,128
 ..........................................................................................................................
              2,480  Sipex Corp. (NON)                                                                              37,423
 ..........................................................................................................................
                175  Texas Instruments, Inc.                                                                         5,513
 ..........................................................................................................................
              1,400  TranSwitch Corp. (NON)                                                                         15,400
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,218,269
--------------------------------------------------------------------------------------------------------------------------
Semiconductor Production Equipment (0.8%)
 ..........................................................................................................................
                530  Applied Materials, Inc. (NON)                                                                  26,023
 ..........................................................................................................................
                652  LAM Research Corp. (NON)                                                                       19,332
 ..........................................................................................................................
              1,480  LTX Corp. (NON)                                                                                37,829
 ..........................................................................................................................
                615  Novellus Systems, Inc. (NON)                                                                   34,926
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   118,110
--------------------------------------------------------------------------------------------------------------------------
Software (11.1%)
 ..........................................................................................................................
                 75  Adobe Systems, Inc.                                                                             3,525
 ..........................................................................................................................
              1,490  Advent Software, Inc. (NON)                                                                    94,615
 ..........................................................................................................................
              1,980  Agile Software Corp. (NON)                                                                     33,660
 ..........................................................................................................................
              1,785  Amdocs, Ltd. (Guernsey) (NON)                                                                  96,122
 ..........................................................................................................................
              1,405  BEA Systems, Inc. (NON)                                                                        43,148
 ..........................................................................................................................
              1,795  Click Commerce, Inc. (NON)                                                                     16,155
 ..........................................................................................................................
              1,980  Electronic Arts, Inc. (NON)                                                                   114,642
 ..........................................................................................................................
              3,755  Informatica Corp. (NON)                                                                        65,187
 ..........................................................................................................................
                820  Internet Security Systems, Inc. (NON)                                                          39,819
 ..........................................................................................................................
              4,165  Interwoven, Inc. (NON)                                                                         70,389
 ..........................................................................................................................
              2,479  Manugistics Group, Inc. (NON)                                                                  62,223
 ..........................................................................................................................
                808  Matrixone, Inc. (NON)                                                                          18,738
 ..........................................................................................................................
              1,888  McData Corp. (NON)                                                                             33,134
 ..........................................................................................................................
              2,580  Microsoft Corp. (NON)                                                                         188,340
 ..........................................................................................................................
              1,949  Netegrity, Inc. (NON)                                                                          58,470
 ..........................................................................................................................
              1,090  Openwave Systems, Inc. (NON)                                                                   37,822
 ..........................................................................................................................
              4,975  Parametric Technology Corp. (NON)                                                              69,600
 ..........................................................................................................................
              3,257  Peregrine Systems, Inc. (NON)                                                                  94,452
 ..........................................................................................................................
                284  Quest Software, Inc. (NON)                                                                     10,720
 ..........................................................................................................................
              1,085  Siebel Systems, Inc. (NON)                                                                     50,887
 ..........................................................................................................................
              1,490  Symantec Corp. (NON)                                                                           65,097
 ..........................................................................................................................
              3,705  VERITAS Software Corp. (NON)                                                                  246,493
 ..........................................................................................................................
              1,855  webMethods, Inc. (NON)                                                                         39,288
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 1,552,526
--------------------------------------------------------------------------------------------------------------------------
Telecommunications (1.7%)
 ..........................................................................................................................
              3,945  Asia Global Crossing Ltd. Class A (NON)                                                        23,472
 ..........................................................................................................................
              6,045  Focal Communications Corp. (NON)                                                               14,265
 ..........................................................................................................................
              1,880  Global Crossing, Ltd. (NON)                                                                    16,242
 ..........................................................................................................................
              9,127  Metromedia Fiber Network, Inc. Class A (NON)                                                   18,618
 ..........................................................................................................................
                819  Qwest Communications International, Inc.                                                       26,101
 ..........................................................................................................................
                890  SBA Communications Corp. (NON)                                                                 22,027
 ..........................................................................................................................
                890  Time Warner Telecom, Inc. (NON)                                                                29,832
 ..........................................................................................................................
                890  Triton PCS Holdings, Inc. Class A (NON)                                                        36,490
 ..........................................................................................................................
                960  Western Wireless Corp. (NON)                                                                   41,280
 ..........................................................................................................................
              4,960  XO Communications, Inc. Class A (NON)                                                           9,522
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                   237,849
--------------------------------------------------------------------------------------------------------------------------
Tobacco (0.1%)
 ..........................................................................................................................
                390  Philip Morris Cos., Inc.                                                                       19,793
--------------------------------------------------------------------------------------------------------------------------
                     Total Common Stocks
                     (cost $13,315,321)                                                                        $13,032,580
--------------------------------------------------------------------------------------------------------------------------
Short-Term Investments (5.8%) (a)
--------------------------------------------------------------------------------------------------------------------------
Principal Amount                                                                                                     Value
 ..........................................................................................................................
           $408,000  Interest in $750,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with S.B.C. Warburg,
                     Inc. due July 2, 2001 with respect to
                     various U.S. Government obligations--
                     maturity value of $408,139 for an
                     effective yield of 4.1%                                                                      $408,000
 ..........................................................................................................................
            408,000  Interest in $1,000,000,000 joint
                     tri-party repurchase agreement dated
                     June 29, 2001 with Credit Suisse
                     First Boston due July 2, 2001 with
                     respect to various U.S. Government
                     obligations-- maturity value of
                     $408,139 for an effective yield of 4.1%                                                       408,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Short-Term Investments
                     (cost $816,000)                                                                              $816,000
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments
                     (cost $14,131,321) (b)                                                                    $13,848,580
--------------------------------------------------------------------------------------------------------------------------
See page 158 for Notes to the Portfolios.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST
Notes to the Portfolios
June 30, 2001 (Unaudited)

  (a) Percentages indicated are based on net assets.

(NON) Non-income-producing security.

(STP) The interest or dividend rate and date shown parenthetically represent the new interest or dividend rate to be paid and the date the fund will begin accruing interest or dividend income at this rate.

(POR) A portion of the income will be received in additional securities.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities by fund did not exceed 3% of each fund's net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts on Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Growth & Income Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT Investors Fund,
      Putnam VT New Opportunities Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Utilities Growth & Income Fund,
      Putnam VT Vista Fund, and Putnam VT Voyager Fund at June 30, 2001.

  (d) See footnote 1 to Financial Statements on page 202.

  (R) Real Estate Investment Trust.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      ADR or GDR after the name of a foreign holding stands for American Depositary Receipts, or Global Depositary Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

      TBA after the name of a security represents to be announced securities (Note 1).

      FLIRB represents Front Loaded Interest Reduction Bond.

      The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
      (FRN) are the current interest rates shown at June 30, 2001, which are subject to change based on the terms of the security.

  (b) On June 30, 2001, the composition of unrealized appreciation and (depreciation) of investment securities based on the aggregate cost of investments on a tax basis was as follows:



                                                                                                         Federal Tax
                                                    Appreciation      Depreciation         Net              Cost
                                                    ------------      ------------     ------------     ------------
Putnam VT American Government Fund                    $297,125         $1,097,544       $(800,419)      $123,185,418
Putnam VT Asia Pacific Growth Fund                   2,798,930         23,558,376     (20,759,446)       128,901,555
Putnam VT Capital Appreciation Fund                    654,054            547,706         106,348         12,238,389
Putnam VT Diversified Income Fund                   13,578,528         84,221,635     (70,643,107)       669,586,464
Putnam VT The George Putnam Fund of Boston          30,778,593         12,682,293      18,096,300        492,665,473
Putnam VT Global Asset Allocation Fund              41,301,544         38,089,837       3,211,707        718,926,425
Putnam VT Global Growth Fund                        26,423,295        159,632,328    (133,209,033)     1,680,252,626
Putnam VT Growth and Income Fund                 1,648,802,677        474,220,258   1,174,582,419      7,467,607,199
Putnam VT Growth Opportunites Fund                   4,461,999         20,832,047     (16,370,048)       125,682,721
Putnam VT Health Sciences Fund                      85,707,682         16,664,881      69,042,801        450,569,858
Putnam VT High Yield Fund                           19,257,943        211,208,579    (191,950,636)       911,112,656
Putnam VT Income Fund                                8,264,253         16,716,950      (8,452,697)     1,151,668,288
Putnam VT International Growth Fund                 32,565,762         85,433,524     (52,867,762)       882,661,480
Putnam VT International Growth and Income Fund       7,102,198         35,674,677     (28,572,479)       394,482,566
Putnam VT International New Opportunities Fund      17,707,543         44,778,677     (27,071,134)       380,350,287
Putnam VT Investors Fund                           114,332,115         62,922,418      51,409,697        980,074,483
Putnam VT Money Market Fund                                 --                 --              --        887,649,205
Putnam VT New Opportunities Fund                   723,734,051        723,735,328          (1,277)     4,060,740,761
Putnam VT New Value Fund                            67,533,855         14,349,662      53,184,193        443,892,140
Putnam VT OTC & Emerging Growth Fund                20,262,083         61,099,752     (40,837,669)       259,076,360
Putnam VT Research Fund                             14,113,039         19,611,934      (5,498,895)       334,055,349
Putnam VT Small Cap Value Fund                      39,185,217          6,243,129      32,942,088        186,841,432
Putnam VT Technology Fund                            2,192,550          5,849,527      (3,656,977)        38,831,252
Putnam VT Utilities Growth and Income Fund         152,244,596         58,728,516      93,516,080        815,483,247
Putnam VT Vista Fund                                99,358,451        116,446,856     (17,088,405)       988,527,914
Putnam VT Voyager Fund                             550,042,190        713,819,928    (163,777,738)     6,452,611,912
Putnam VT Voyager Fund II                            1,057,969          1,471,381        (413,412)        14,261,992


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.






PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities
---------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                Putnam VT                           Putnam VT                           Putnam VT
                                                 American         Putnam VT           Capital         Putnam VT        The George
                                               Government      Asia Pacific      Appreciation       Diversified       Putnam Fund
                                              Income Fund       Growth Fund              Fund       Income Fund         of Boston
---------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $ 119,741,999      $ 92,231,109      $ 11,238,737     $ 572,615,357     $ 475,638,773
Repurchase agreements, at value (Note 1)        2,643,000        15,911,000         1,106,000        26,328,000        35,123,000
Cash                                                  919           651,122               245         1,263,836            98,775
Foreign currency, at value                             --           740,493                --           716,270                --
Dividends, interest, and other
receivables                                     1,286,363           112,423             6,262        14,369,934         2,127,086
Receivable for shares of the fund sold            134,473               686            35,054            80,436           401,204
Receivable for securities sold                 24,015,736           704,994            76,604         2,659,382        19,289,449
Receivable for variation margin (Note 1)               --                --            15,150                --            72,374
Receivable for open swap contracts
(Note 1)                                               --                --                --           247,983                --
Receivable for open forward currency
contracts (Note 1)                                     --                --                --         1,596,697                --
Receivable for closed forward currency
contracts (Note 1)                                     --                --                --            38,228                --
Foreign tax reclaim                                    --                --                --                --             2,578
 .................................................................................................................................
Total assets                                  147,822,490       110,351,827        12,478,052       619,916,123       532,753,239
 .................................................................................................................................
Liabilities
Payable for variation margin (Note 1)                  --                --                --           425,161                --
Payable for securities purchased               19,982,026         1,160,555           106,773        10,026,727        49,093,433
Payable for shares of the fund
repurchased                                        13,102        15,004,570                --            56,108            28,720
Payable for compensation of Manager
(Note 2)                                          171,883           196,240             6,330         1,043,497           736,364
Payable for investor servicing and
custodian fees (Note 2)                            15,350            67,258             1,898           104,856            92,453
Payable for compensation of Trustees
(Note 2)                                              462            19,218               234            31,500             8,005
Payable for administrative services
(Note 2)                                            1,387             1,570                10             3,412             2,293
Payable for distribution fees (Note 2)              9,015             1,502             1,008            17,244            24,613
Collateral on securities loaned,
at value (Note 1)                                      --           564,606                --                --         1,670,220
Payable for open forward currency
contracts (Note 1)                                     --                --                --         1,893,178                --
Payable for closed forward currency
contracts (Note 1)                                     --                --                --            67,599                --
Written options outstanding, at value
(Note 3)                                               --                --                --            29,926                --
TBA sales commitments at value (Note 1)        17,345,270                --                --                --         8,166,436
Other accrued expenses                             13,686            16,754            13,155            35,575            21,837
 .................................................................................................................................
Total liabilities                              37,552,181        17,032,273           129,408        13,734,783        59,844,374
 .................................................................................................................................
Net assets                                  $ 110,270,309      $ 93,319,554      $ 12,348,644     $ 606,181,340     $ 472,908,865
 .................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)          $ 108,753,175      $129,532,437      $ 12,819,489     $ 727,836,780     $ 451,542,982
Undistributed net investment income
(loss) (Note 1)                                 1,897,274           284,089            17,050        26,442,505         6,512,803
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                             318,437       (21,656,231)         (682,019)      (79,542,584)       (6,445,163)
Net unrealized appreciation
(depreciation) of investments and assets
 and liabilities foreign currencies              (698,577)      (14,840,741)          194,124       (68,555,361)       21,298,243
 .................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding    $ 110,270,309      $ 93,319,554      $ 12,348,644     $ 606,181,340     $ 472,908,865
 .................................................................................................................................
Computation of net asset value Class IA
Net Assets                                  $  65,797,800      $ 86,000,443      $  7,086,583     $ 522,302,407     $ 350,461,519
Number of shares outstanding                    5,925,167        14,266,147           836,647        60,547,203        32,402,797
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)    $       11.10      $       6.03      $       8.47     $        8.63     $       10.82
Computation of net asset value Class IB
Net Assets                                  $  44,472,509      $  7,319,111      $  5,262,061     $  83,878,933     $ 122,447,346
Number of shares outstanding                    4,010,744         1,222,339           621,802         9,775,894        11,341,408
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)    $       11.09      $       5.99      $       8.46     $        8.58     $       10.80
 .................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)              $ 123,184,557      $122,977,079      $ 12,177,000     $ 667,522,561     $ 489,207,324
Cost of foreign currency                               --           749,360                --           725,951                --
Value of securities on loan (Note 1)                   --           563,940                --                --         1,627,158
Premiums received on written options
(Note 3)                                               --                --                --            21,376                --
Proceeds receivable on TBA sales
commitments (Note 1)                           17,446,251                --                --                --         8,199,389
---------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                                                                       Putnam VT         Putnam VT
                                                 Putnam VT         Putnam VT         Putnam VT            Growth            Health
                                              Global Asset     Global Growth        Growth and     Opportunities          Sciences
                                           Allocation Fund              Fund       Income Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $ 657,194,132   $ 1,526,911,593   $ 8,642,189,618     $ 104,719,673     $ 503,432,659
Repurchase agreements, at value
(Note 1)                                        64,944,000        20,132,000                --         4,593,000        16,180,000
Cash                                                31,697         5,317,102           286,613               574            92,408
Foreign currency, at value                       6,444,538               373                --                --                --
Dividends, interest, and other
receivables                                      3,045,525         1,321,091        10,303,571            26,528           229,001
Receivable for shares of the fund sold               8,807           174,040           829,022           164,530           203,960
Receivable for securities sold                  18,365,415        33,330,896       594,203,330         7,186,203         1,779,633
Receivable for variation margin (Note 1)            72,294                --                --                --            21,619
Receivable for swap contracts (Note 1)             727,144                --                --                --                --
Receivable for open forward currency
contracts (Note 1)                               1,079,073                --                --                --                --
Receivable for closed forward currency
contracts (Note 1)                                 222,149                --                --                --                --
Foreign tax reclaim                                 92,389           200,079            11,542                --            31,361
 ..................................................................................................................................
Total assets                                   752,227,163     1,587,387,174     9,247,823,696       116,690,508       521,970,641
 ..................................................................................................................................
Liabilities
Payable for variation margin  (Note 1)                  --                --           149,298                --                --
Payable for securities purchased                19,111,102        27,209,889       408,864,809         4,106,318           591,901
Payable for shares of the fund
repurchased                                        319,404           703,912         3,187,143            13,548           324,157
Payable for compensation of Manager
(Note 2)                                         1,227,182         2,830,249        10,279,305           192,254           817,992
Payable for investor servicing and
custodian fees (Note 2)                            201,867           334,061           558,051            20,799            76,613
Payable for compensation of Trustees
(Note 2)                                            51,409            99,988           142,133               586            10,404
Payable for administrative services
(Note 2)                                             3,343             6,274            11,802             1,570             2,194
Payable for distribution fees (Note 2)               4,601            20,361           130,939             9,409            21,750
Collateral on securities loaned, at value
(Note 1)                                                --        11,167,700        26,036,534                --        34,801,147
Payable for open forward currency contracts
(Note 1)                                           744,311                --                --                --                --
Payable for closed forward currency
contracts (Note 1)                                 270,763                --                --                --                --
TBA sales commitments, at value (Note 1)         5,849,679                --                --                --                --
Other accrued expenses                              36,725            44,197            80,304            16,059            16,378
 ..................................................................................................................................
Total liabilities                               27,820,386        42,416,631       449,440,318         4,360,543        36,662,536
 ..................................................................................................................................
Net assets                                   $ 724,406,777   $ 1,544,970,543   $ 8,798,383,378     $ 112,329,965     $ 485,308,105
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)           $ 737,862,055   $ 2,164,387,998   $ 7,532,853,680     $ 178,851,879     $ 456,380,379
Undistributed net investment income
(loss) (Note 1)                                  8,371,647         2,674,009        58,885,730          (191,467)           38,570
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                          (30,999,869)     (526,773,760)      (73,915,732)      (49,960,399)      (43,773,457)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                       9,172,944       (95,317,704)    1,280,559,700       (16,370,048)       72,662,613
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares outstanding     $ 724,406,777   $ 1,544,970,543   $ 8,798,383,378     $ 112,329,965     $ 485,308,105
 ..................................................................................................................................
Computation of net asset value Class IA
Net Assets                                   $ 701,985,717   $ 1,444,317,121   $ 8,157,207,021     $  66,348,120     $ 378,964,716
Number of shares outstanding                    50,747,147       137,610,662       328,804,638        10,831,245        30,865,786
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)     $       13.83   $         10.50   $         24.81     $        6.13     $       12.28
Computation of net asset value Class IB
Net Assets                                   $  22,421,060   $   100,653,422   $   641,176,357     $  45,981,845     $ 106,343,389
Number of shares outstanding                     1,619,220         9,655,163        25,937,418         7,524,965         8,684,907
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)     $       13.85   $         10.42   $         24.72     $        6.11     $       12.24
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)               $ 712,456,651   $ 1,642,384,371   $ 7,360,837,461     $ 125,682,721     $ 446,940,673
Cost of foreign currency                         6,558,142                --                --                --                --
Value of securities on loan (Note 1)                    --        10,929,077        25,066,209                --        31,093,641
Proceeds receivable on TBA sales
commitments (Note 1)                             5,887,126                --                --                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                                                     Putnam VT         Putnam VT         Putnam VT
                                                 Putnam VT                       International     International International New
                                                High Yield         Putnam VT            Growth        Growth and     Opportunities
                                                      Fund       Income Fund              Fund       Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                    $  707,118,020    $1,054,091,591     $ 782,583,718     $ 344,641,087     $ 339,952,153
Repurchase agreements, at value (Note 1)        12,044,000        89,124,000        47,210,000        21,269,000        13,327,000
Cash                                             2,237,707           528,026         4,549,852            96,115         1,537,545
Foreign currency, at value                              --                --         2,836,807             6,932           910,755
Dividends, interest, and other
receivables                                     17,622,618         9,406,162         1,009,881           360,373           307,630
Receivable for shares of the fund sold           1,081,846           126,939         2,663,825           337,661         1,113,370
Receivable for securities sold                   4,654,613       208,196,536        17,001,376                --           418,516
Receivable for variation margin (Note 1)                --           105,781                --                --                --
Receivable for swap contracts (Note 1)             694,200                --                --                --                --
Foreign tax reclaim                                     --                --           492,815           347,032           125,230
 ..................................................................................................................................
Total assets                                   745,453,004     1,361,579,035       858,348,274       367,058,200       357,692,199
 ..................................................................................................................................
Liabilities
Payable for variation margin  (Note 1)               9,288                --                --                --                --
Payable for securities purchased                10,327,326       335,043,103         8,478,937         3,245,085         1,022,403
Payable for shares of the fund
repurchased                                        352,763           450,321         1,013,772           192,909         3,694,686
Payable for compensation of Manager
(Note 2)                                         1,256,111         1,382,428         1,580,119           750,021           914,495
Payable for investor servicing and
custodian fees (Note 2)                             82,834            84,451           286,145           134,622            48,412
Payable for compensation of Trustees
(Note 2)                                            76,601            51,189            17,334            14,573            13,717
Payable for administrative services
(Note 2)                                             3,455             3,314             3,568             2,363             2,363
Payable for distribution fees (Note 2)              10,975            18,946            47,728             8,160            35,637
Written options outstanding, at value
(Note 3)                                            23,117                --                --                --                --
Collateral on securities loaned, at
value (Note 1)                                          --                --         1,914,000                --           776,542
Payable for open forward currency
contracts (Note 1)                                      --                --                --           465,453                --
Payable for closed forward currency
contracts (Note 1)                                      --                --                --                13                --
TBA sales commitments, at value (Note 1)                --       108,347,685                --                --                --
Other accrued expenses                              51,260            32,945            25,428            19,518            19,184
 ..................................................................................................................................
Total liabilities                               12,193,730       445,414,382        13,367,031         4,832,717         6,527,439
 ..................................................................................................................................
Net assets                                  $  733,259,274    $  916,164,653     $ 844,981,243     $ 362,225,483     $ 351,164,760
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)          $1,073,916,721    $  941,394,328     $ 955,921,147     $ 406,191,372     $ 532,913,700
Undistributed net investment income
(loss) (Note 1)                                 37,552,921        26,653,322         1,344,908        (2,688,432)        1,337,135
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                         (190,540,215)      (44,290,982)      (66,105,220)      (17,261,518)     (174,154,415)
Net unrealized appreciation
(depreciation) of investments and
assets and liabilities in foreign
currencies                                    (187,670,153)       (7,592,015)      (46,179,592)      (24,015,939)       (8,931,660)
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                 $  733,259,274    $  916,164,653     $ 844,981,243     $ 362,225,483     $ 351,164,760
 ..................................................................................................................................
Computation of net asset value
Class IA
Net Assets                                  $  680,454,962    $  820,336,646     $ 599,018,535     $ 322,005,044     $ 173,901,752
Number of shares outstanding                    85,577,174        67,202,639        44,771,191        30,535,411        16,410,205
Net asset value, offering price and
redemption price per share (net
assets divided by number of shares
outstanding)                                $         7.95    $        12.21     $       13.38     $       10.55     $       10.60
Computation of net asset value
Class IB
Net Assets                                  $   52,804,312    $   95,828,007     $ 245,962,708     $  40,220,439     $ 177,263,008
Number of shares outstanding                     6,650,004         7,869,832        18,442,283         3,822,681        16,787,141
Net asset value, offering price
and redemption price per share
(net assets divided by number of
shares outstanding)                         $         7.94    $        12.18     $       13.34     $       10.52     $       10.56
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)              $  907,570,546    $1,151,526,097     $ 875,851,308     $ 389,435,900     $ 362,139,561
Cost of foreign currency                                --                --         2,796,200             7,251           925,289
Value of securities on loan
(Note 1)                                                --                --         1,819,320                --           756,364
Premiums received on written
options (Note 3)                                    16,512                --                --                --                --
Proceeds receivable on TBA sales
commitments (Note 1)                                    --       109,092,999                --                --                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 Investors             Money New Opportunities         New Value    OTC & Emerging
                                                      Fund       Market Fund              Fund              Fund       Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities,
at value (Note 1)                          $   979,849,180     $ 887,649,205   $ 3,956,762,484     $ 482,779,333     $ 203,708,691
Repurchase agreements,
at value (Note 1)                               51,635,000                --       103,977,000        14,297,000        14,530,000
Cash                                               268,161                --           180,231            42,102                --
Dividends, interest, and other
receivables                                        585,568           966,982           641,987           765,182             6,541
Receivable for shares of the
fund sold                                          274,022         8,282,260                --           534,100           191,174
Receivable for securities sold                  12,342,781                --       130,924,735                --         1,316,213
Receivable for variation margin
(Note 1)                                           163,152                --           104,601                --            18,784
 ..................................................................................................................................
Total assets                                 1,045,117,864       896,898,447     4,192,591,038       498,417,717       219,771,403
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                        --            28,554                --                --               838
Payable for securities purchased                27,420,120         2,004,651        80,976,728         9,706,508         1,702,330
Payable for shares of the fund
repurchased                                        192,625           360,657         2,994,931            58,920           110,451
Payable for compensation of Manager
(Note 2)                                         1,505,482           960,278         5,570,336           767,573           365,378
Payable for investor servicing and
custodian fees (Note 2)                             92,212            88,333           280,687            61,031            53,731
Payable for compensation of Trustees
(Note 2)                                            13,863            16,275           161,848            11,030             8,666
Payable for administrative services
(Note 2)                                             3,412             5,738            10,395             2,181             2,110
Payable for distribution fees (Note 2)              57,415            28,070            45,652            11,520            13,540
Collateral on securities loaned,
at value (Note 1)                                9,063,860                --                --         8,371,080                --
Other accrued expenses                              29,197            39,592            53,121            16,040            15,737
 ..................................................................................................................................
Total liabilities                               38,378,186         3,532,148        90,093,698        19,005,883         2,272,781
 ..................................................................................................................................
Net assets                                 $ 1,006,739,678     $ 893,366,299   $ 4,102,497,340     $ 479,411,834     $ 217,498,622
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)         $ 1,219,237,177     $ 893,366,299   $ 4,432,596,288     $ 409,759,844     $ 528,914,368
Undistributed net investment income
(loss) (Note 1)                                  1,317,199                --        (5,260,564)        3,477,297          (700,729)
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                         (272,588,561)               --      (337,266,500)        8,688,914      (274,306,915)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                           58,773,863                --        12,428,116        57,485,779       (36,408,102)
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital shares
outstanding                                $ 1,006,739,678     $ 893,366,299   $ 4,102,497,340     $ 479,411,834     $ 217,498,622
 ..................................................................................................................................
Computation of net asset value
Class IA
Net Assets                                 $   727,639,185     $ 773,093,778   $ 3,878,280,289     $ 419,880,952     $ 149,021,889
Number of shares outstanding                    69,337,952       773,093,778       199,030,011        29,780,160        19,541,056
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                     $         10.49     $        1.00   $         19.49     $       14.10     $        7.63
Computation of net asset value
Class IB
Net Assets                                 $   279,100,493     $ 120,272,521   $   224,217,051     $  59,530,882     $  68,476,733
Number of shares outstanding                    26,685,627       120,272,521        11,577,789         4,232,126         9,014,296
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                     $         10.46     $        1.00   $         19.37     $       14.07     $        7.60
 ..................................................................................................................................
Cost of investments, including
repurchase agreements (Note 1)             $   972,146,414     $ 887,649,205   $ 4,047,165,714     $ 439,590,554     $ 254,668,742
Value of securities on loan (Note 1)             8,782,538                --                --         7,319,432                --
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
----------------------------------------------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                  Research         Small Cap        Technology  Utilities Growth             Vista
                                                      Fund        Value Fund              Fund   and Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                     $ 323,871,454     $ 209,971,520      $ 33,456,275     $ 892,150,327    $  928,136,509
Repurchase agreements, at value (Note 1)         4,685,000         9,812,000         1,718,000        16,849,000        43,303,000
Cash                                                   364         1,338,109               337                --           208,656
Dividends, interest, and other
receivables                                        309,982           121,735             4,738         2,315,114           372,493
Receivable for shares of the fund sold             117,274           733,967           196,674            13,746           574,401
Receivable for securities sold                  17,870,238           816,312           565,748        37,255,068        70,991,969
Receivable for variation margin
(Note 1)                                            14,804                --                --                --           268,558
Foreign tax reclaim                                     --                --                --            72,549                --
 ..................................................................................................................................
Total assets                                   346,869,116       222,793,643        35,941,772       948,655,804     1,043,855,586
 ..................................................................................................................................
Liabilities
Payable to subcustodian (Note 2)                        --                --                --            93,896                --
Payable for variation margin  (Note 1)                  --                --                --            38,938                --
Payable for securities purchased                14,583,515           775,942         1,763,941        36,335,077        90,777,242
Payable for shares of the fund
repurchased                                         83,872               264            67,780           201,578           500,735
Payable for compensation of Manager
(Note 2)                                           512,939           344,350            24,166         1,471,077         1,293,882
Payable for investor servicing and
custodian fees (Note 2)                             51,348            45,583            23,966            90,689            85,075
Payable for compensation of Trustees
(Note 2)                                             5,891             2,105               335            60,886            12,658
Payable for administrative services
(Note 2)                                             2,251             2,110                25             3,496             3,357
Payable for distribution fees (Note 2)              22,128            12,282             2,881            11,971            63,039
Collateral on securities loaned,
at value (Note 1)                                2,090,389         5,150,350         2,504,593        52,185,428        75,155,384
Other accrued expenses                              14,896            14,690            15,196            24,675            25,668
 ..................................................................................................................................
Total liabilities                               17,367,229         6,347,676         4,402,883        90,517,711       167,917,040
 ..................................................................................................................................
Net assets                                   $ 329,501,887     $ 216,445,967      $ 31,538,889     $ 858,138,093    $  875,938,546
 ..................................................................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)           $ 367,403,026     $ 180,969,670      $ 54,474,819     $ 719,319,608    $1,125,279,148
Undistributed net investment income
(loss) (Note 1)                                    970,899           296,487          (165,118)       11,038,214          (831,342)
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                          (35,224,081)        1,907,954       (21,841,965)       33,998,895      (242,178,375)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                           (3,647,957)       33,271,856          (928,847)       93,781,376        (6,330,885)
 ..................................................................................................................................
Total -- Representing net assets
applicable to capital
shares outstanding                           $ 329,501,887     $ 216,445,967      $ 31,538,889     $ 858,138,093    $  875,938,546
 ..................................................................................................................................
Computation of net asset value
Class IA
Net Assets                                   $ 219,175,017     $ 150,138,487      $ 16,755,626     $ 798,842,156    $  564,527,919
Number of shares outstanding                    18,099,453        10,120,617         3,304,586        53,922,764        42,329,302
Net asset value, offering price and
redemption price per share (net assets
divided by number of shares outstanding)     $       12.11     $       14.83      $       5.07     $       14.81    $        13.34
Computation of net asset value Class IB
Net Assets                                   $ 110,326,870     $  66,307,480      $ 14,783,263     $  59,295,937    $  311,410,537
Number of shares outstanding                     9,136,656         4,482,453         2,924,002         4,013,195        23,438,246
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                       $       12.08     $       14.79      $       5.06     $       14.78    $        13.29
 ..................................................................................................................................
Cost of investments, including repurchase
agreements (Note 1)                          $ 332,240,875     $ 186,511,664      $ 36,103,122     $ 815,327,914    $  977,429,026
Value of securities on loan (Note 1)             2,014,954         4,806,945         2,484,165        49,946,895        72,717,546
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (continued)
--------------------------------------------------------------------------------------------
June 30, 2001 (Unaudited)
                                                                 Putnam VT         Putnam VT
                                                                   Voyager           Voyager
                                                                      Fund           Fund II
--------------------------------------------------------------------------------------------
Assets
Investments in securities, at value
(Note 1)                                                   $ 6,288,834,174      $ 13,032,580
Repurchase agreements, at value
(Note 1)                                                                --           816,000
Cash                                                             1,449,078            20,214
Dividends, interest, and other
receivables                                                      4,836,814             1,254
Receivable for shares of the fund sold                             256,457           181,520
Receivable for securities sold                                 307,834,001           245,470
 ............................................................................................
Total assets                                                 6,603,210,524        14,297,038
 ............................................................................................
Liabilities
Payable for variation margin  (Note 1)                             410,542                --
Payable for securities purchased                                 2,546,485           262,781
Payable for shares of the fund
repurchased                                                    198,712,325            11,889
Payable for compensation of Manager
(Note 2)                                                         8,477,329             7,729
Payable for investor servicing and
custodian fees (Note 2)                                            431,167             1,597
Payable for compensation of Trustees
(Note 2)                                                           116,992                44
Payable for administrative services
(Note 2)                                                            11,127                10
Payable for distribution fees (Note 2)                             101,438             1,507
Collateral on securities loaned,
at value (Note 1)                                               49,351,886                --
Other accrued expenses                                              74,041            13,877
 ............................................................................................
Total liabilities                                              260,233,332           299,434
 ............................................................................................
Net assets                                                 $ 6,342,977,192      $ 13,997,604
 ............................................................................................
Represented by:
Paid-in capital (Notes 1, 4 and 5)                         $ 6,441,293,123      $ 16,354,691
Undistributed net investment income
(loss) (Note 1)                                                 20,466,468           (29,559)
Accumulated net realized gain (loss)
on investments and foreign currency
transactions (Note 1)                                          (93,561,873)       (2,044,787)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                          (25,220,526)         (282,741)
 ............................................................................................
Total -- Representing net assets
applicable to capital
shares outstanding                                         $ 6,342,977,192      $ 13,997,604
 ............................................................................................
Computation of net asset value Class IA
Net Assets                                                 $ 5,848,676,909      $  5,900,249
Number of shares outstanding                                   183,095,619           989,184
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                                     $         31.94      $       5.96
Computation of net asset value Class IB
Net Assets                                                 $   494,300,283      $  8,097,355
Number of shares outstanding                                    15,539,330         1,359,331
Net asset value, offering price
and redemption price per share
(net assets divided by number
of shares outstanding)                                     $         31.81      $       5.96
 ............................................................................................
Cost of investments, including
repurchase agreements (Note 1)                             $ 6,313,417,146      $ 14,131,321
Value of securities on loan (Note 1)                            47,681,057                --
--------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                 Putnam VT                           Putnam VT                           Putnam VT
                                                  American         Putnam VT           Capital         Putnam VT        The George
                                                Government      Asia Pacific      Appreciation       Diversified       Putnam Fund
                                               Income Fund       Growth Fund              Fund       Income Fund         of Boston
----------------------------------------------------------------------------------------------------------------------------------
Investment Income
Dividends                                      $        --      $    806,444         $  29,475      $    700,279       $ 5,891,440
Interest                                         2,237,605            99,144            31,490        29,871,128         2,328,247
Securities lending                                      --                16                --                --               379
Less foreign taxes withheld                             --           (75,476)               --                --           (21,518)
 ..................................................................................................................................
Total investment income                          2,237,605           830,128            60,965        30,571,407         8,198,548
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                   260,308           411,382            23,765         2,088,057         1,398,012
Investor servicing and custodian fees
(Note 2)                                            36,454           111,007             3,738           259,985           207,013
Compensation of Trustees (Note 2)                    2,172             7,710               791            12,646             7,240
Administrative services (Note 2)                     3,517             4,782                10             6,838             6,120
Distribution fees-Class IB (Note 2)                 30,998             7,097             2,975            72,111            98,867
Auditing                                            10,800            13,186            10,850            28,725            17,073
Legal                                                2,589               574             2,455             1,117             2,357
Other                                                  577             2,034               266             6,209            16,136
 ..................................................................................................................................
Total expenses                                     347,415           557,772            44,850         2,475,688         1,752,818
 ..................................................................................................................................
Expense reduction (Note 2)                          (7,084)          (32,750)             (935)          (22,448)          (30,760)
Net expenses                                       340,331           525,022            43,915         2,453,240         1,722,058
 ..................................................................................................................................
Net investment income (loss)                     1,897,274           305,106            17,050        28,118,167         6,476,490
 ..................................................................................................................................
Net realized gain (loss) on investments
(Notes 1 and 3)                                    321,076       (16,081,136)         (435,949)      (13,185,809)        6,538,344
Net realized gain (loss) on futures
contracts (Note 1)                                      --           345,838            14,746          (177,315)        1,099,895
Net realized gain (loss) on swap
contracts (Note 1)                                      --                --                --            82,537                --
Net realized gain (loss) on written
options (Note 3)                                        --                --                --            14,647                --
Net realized gain (loss) on foreign
currency transactions (Note 1)                          --            (3,188)               --          (572,129)               --
Net unrealized appreciation
(depreciation) of assets
and liabilities in foreign
currencies during the period                            --           (12,549)               --           (48,944)               --
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options, and futures contracts
during the period                               (1,238,710)        5,828,924           132,714        (4,483,782)       (7,292,992)
 ..................................................................................................................................
Net gain (loss) on investments                    (917,634)       (9,922,111)         (288,489)      (18,370,795)          345,247
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $   979,640      $ (9,617,005)        $(271,439)     $  9,747,372       $ 6,821,737
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                                                                       Putnam VT         Putnam VT
                                                 Putnam VT         Putnam VT         Putnam VT            Growth            Health
                                              Global Asset     Global Growth        Growth and     Opportunities          Sciences
                                           Allocation Fund              Fund       Income Fund              Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                     $  3,394,158     $   9,247,076     $  79,799,622      $    205,083      $  1,754,161
Interest                                        10,038,330           683,319         2,381,656           102,606           278,947
Securities lending                                      --             3,235             3,547                --             3,358
Less foreign taxes withheld                       (175,945)         (783,515)         (413,006)               --           (23,734)
 ..................................................................................................................................
Total investment income                         13,256,543         9,150,115        81,771,819           307,689         2,012,732
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 2,520,043         6,007,216        20,525,620           389,859         1,681,858
Investor servicing and custodian fees
(Note 2)                                           487,681           631,633         1,598,603            51,303           178,777
Compensation of Trustees (Note 2)                   11,425            22,698            50,993             3,306            10,594
Administrative services (Note 2)                     6,678            17,036            32,032             4,896             5,942
Distribution fees-Class IB (Note 2)                 19,130            89,326           533,519            39,206            88,273
Auditing                                            28,899            26,854            37,458            12,700            10,214
Legal                                                2,129             2,085            26,279             1,375             2,263
Other                                                7,466           131,674           122,709             1,081             5,098
 ..................................................................................................................................
Total expenses                                   3,083,451         6,928,522        22,927,213           503,726         1,983,019
 ..................................................................................................................................
Expense reduction (Note 2)                        (119,413)         (452,416)         (105,634)           (4,570)          (23,387)
Net expenses                                     2,964,038         6,476,106        22,821,579           499,156         1,959,632
 ..................................................................................................................................
Net investment income (loss)                    10,292,505         2,674,009        58,950,240          (191,467)           53,100
 ..................................................................................................................................
Net realized gain (loss) on
investments (Notes 1 and 3)                    (21,382,528)     (488,711,257)       33,433,816       (32,248,825)      (23,667,254)
Net realized gain (loss)
on swap contracts (Note 1)                      (1,485,103)               --                --                --                --
Net realized gain (loss)
on futures contracts (Note 1)                     (570,770)               --          (346,053)               --           206,619
Net realized gain (loss)
on foreign currency transactions
(Note 1)                                        (3,866,522)         (186,138)               --                --              (686)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                               (1,306,506)           32,133                --                --            (4,288)
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options, and futures contracts
during the period                              (25,179,878)       49,036,346      (207,295,948)        3,969,525       (74,256,585)
 ..................................................................................................................................
Net gain (loss) on investments                 (53,791,307)     (439,828,916)     (174,208,185)      (28,279,300)      (97,722,194)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(43,498,802)    $(437,154,907)    $(115,257,945)     $(28,470,767)     $(97,669,094)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                                                     Putnam VT         Putnam VT         Putnam VT
                                                 Putnam VT                       International     International International New
                                                High Yield         Putnam VT            Growth        Growth and     Opportunities
                                                      Fund       Income Fund              Fund       Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                      $ 2,074,718       $    58,447     $  10,122,229      $  5,300,506      $  3,413,045
Interest                                        44,707,427        29,968,317           672,547           282,727           375,687
Securities lending                                      --                --             1,161                --                41
Less foreign taxes withheld                             --                --        (1,295,363)         (664,715)         (425,757)
 ..................................................................................................................................
Total investment income                         46,782,145        30,026,764         9,500,574         4,918,518         3,363,016
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 2,549,682         2,703,649         3,176,867         1,543,190         1,916,148
Investor servicing and custodian fees
(Note 2)                                           231,510           247,263           584,748           270,805           422,606
Compensation of Trustees (Note 2)                   12,040            10,825            12,117             8,045             8,301
Administrative services (Note 2)                     9,325             8,923             9,694             6,416             6,446
Distribution fees-Class IB (Note 2)                 45,362            70,029           191,845            34,788           166,591
Auditing                                            25,456            24,975            17,555            13,973            13,869
Legal                                               79,326             3,115             2,152             2,255             1,082
Other                                               10,506             7,667            43,162             4,543             4,549
 ..................................................................................................................................
Total expenses                                   2,963,207         3,076,446         4,038,140         1,884,015         2,539,592
 ..................................................................................................................................
Expense reduction (Note 2)                         (35,711)          (29,915)         (149,031)         (132,530)         (513,711)
Net expenses                                     2,927,496         3,046,531         3,889,109         1,751,485         2,025,881
 ..................................................................................................................................
Net investment income (loss)                    43,854,649        26,980,233         5,611,465         3,167,033         1,337,135
 ..................................................................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)                 (40,424,229)         (205,884)      (64,150,569)      (15,536,000)      (82,982,208)
Net realized gain (loss)
on futures contracts (Note 1)                       59,727          (659,370)               --                --                --
Net realized gain (loss)
on swap contracts (Note 1)                         743,087                --                --                --                --
Net realized gain (loss)
on foreign currency transactions
(Note 1)                                            (1,800)               --           674,504           171,791           (63,334)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                      515                --        (1,911,906)       (3,143,540)          (70,287)
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options, and futures contracts
during the period                               13,859,448         6,592,600       (71,549,735)      (45,772,156)      (16,304,735)
 ..................................................................................................................................
Net gain (loss) on investments                 (25,763,252)        5,727,346      (136,937,706)      (64,279,905)      (99,420,564)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                      $18,091,397       $32,707,579     $(131,326,241)     $(61,112,872)     $(98,083,429)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                 Investors             Money New Opportunities         New Value    OTC & Emerging
                                                      Fund       Market Fund              Fund              Fund       Growth Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                    $   3,852,723       $        --     $   4,379,798       $ 3,611,758      $      4,306
Interest                                           898,913        22,925,161         3,125,247           729,792           273,766
Securities lending                                     950                --                --             1,520                --
Less foreign taxes withheld                         (6,124)               --            (1,554)          (20,436)             (121)
 ..................................................................................................................................
Total investment income                          4,746,462        22,925,161         7,503,491         4,322,634           277,951
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 3,085,400         1,756,024        11,942,955         1,389,877           788,081
Investor servicing and custodian fees
(Note 2)                                           195,152           215,448           583,877           143,445           105,248
Compensation of Trustees (Note 2)                   17,405             9,297            36,955             7,052             7,293
Administrative services (Note 2)                     6,921            13,685            28,272             5,886             5,808
Distribution fees-Class IB (Note 2)                246,703           112,347           203,041            40,922            61,063
Auditing                                            19,382            17,476            22,178            10,992            10,953
Legal                                                   60            26,579            13,158             2,156             1,706
Other                                                9,992            57,632            39,760             4,664             3,061
 ..................................................................................................................................
Total expenses                                   3,581,015         2,208,488        12,870,196         1,604,994           983,213
 ..................................................................................................................................
Expense reduction (Note 2)                        (166,208)          (13,614)         (106,141)          (18,085)           (4,533)
Net expenses                                     3,414,807         2,194,874        12,764,055         1,586,909           978,680
 ..................................................................................................................................
Net investment income (loss)                     1,331,655        20,730,287        (5,260,564)        2,735,725          (700,729)
 ..................................................................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)                (127,840,031)               --      (316,614,406)       13,273,105      (137,824,140)
Net realized gain (loss)
on futures contracts (Note 1)                   (1,859,697)               --       (10,474,358)         (163,108)         (366,063)
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options, and futures contracts
during the period                              (52,008,298)               --      (620,025,593)       16,724,570        46,590,063
 ..................................................................................................................................
Net gain (loss) on investments                (181,708,026)               --      (947,114,357)       29,834,567       (91,600,140)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                    $(180,376,371)      $20,730,287     $(952,374,921)      $32,570,292      $(92,300,869)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
----------------------------------------------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                 Putnam VT         Putnam VT         Putnam VT         Putnam VT         Putnam VT
                                                  Research   Small Cap Value        Technology  Utilities Growth             Vista
                                                      Fund              Fund              Fund   and Income Fund              Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment income
Dividends                                     $  1,978,905       $   839,989       $    24,675     $  10,970,577     $   1,426,784
Interest                                           180,276           188,812            27,890         3,414,435           869,625
Securities lending                                     168               736               269           119,119             4,321
Less foreign taxes withheld                         (6,796)               --                --          (248,594)             (465)
 ..................................................................................................................................
Total investment income                          2,152,553         1,029,537            52,834        14,255,537         2,300,265
 ..................................................................................................................................
Expenses
Compensation of Manager (Note 2)                 1,006,862           583,669           142,649         2,965,962         2,706,067
Investor servicing and custodian fees
(Note 2)                                           100,017            87,767            46,753           242,639           185,076
Compensation of Trustees (Note 2)                    6,767             5,044             2,375            11,279            11,117
Administrative services (Note 2)                     6,047             4,269                88             8,788            12,641
Distribution fees-Class IB (Note 2)                 89,858            42,577            12,054            49,515           265,812
Auditing                                            10,275            11,450            12,724            15,630            16,769
Legal                                                2,714             1,803             2,293             2,669             2,655
Other                                                   68               976               303             7,372             6,364
 ..................................................................................................................................
Total expenses                                   1,222,608           737,555           219,239         3,303,854         3,206,501
 ..................................................................................................................................
Expense reduction (Note 2)                         (46,287)           (6,709)           (1,287)         (112,270)          (74,894)
Net expenses                                     1,176,321           730,846           217,952         3,191,584         3,131,607
 ..................................................................................................................................
Net investment income (loss)                       976,232           298,691          (165,118)       11,063,953          (831,342)
 ..................................................................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)                 (33,060,682)        2,254,513       (15,438,706)       34,275,783      (228,039,593)
Net realized gain (loss)
on futures contracts (Note 1)                     (442,522)               --                --          (104,646)       (3,001,015)
Net realized gain (loss)
on foreign currency transactions
(Note 1)                                                --                --                --           (13,052)               --
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                       --                --                --             3,290                --
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options, and futures contracts
during the period                               (1,898,708)       20,707,614         6,068,140      (155,105,489)      (11,092,070)
 ..................................................................................................................................
Net gain (loss) on investments                 (35,401,912)       22,962,127        (9,370,566)     (120,944,114)     (242,132,678)
 ..................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                     $(34,425,680)      $23,260,818       $(9,535,684)    $(109,880,161)    $(242,964,020)
----------------------------------------------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Operations (continued)
--------------------------------------------------------------------------------------------
Six months ended June 30, 2001 (Unaudited)
                                                                 Putnam VT         Putnam VT
                                                                   Voyager           Voyager
                                                                      Fund           Fund II
--------------------------------------------------------------------------------------------
Investment income
Dividends                                                  $    32,225,225       $     6,675
Interest                                                         7,305,186            14,976
Securities lending                                                   5,084                --
Less foreign taxes withheld                                       (105,459)             (102)
 ............................................................................................
Total investment income                                         39,430,036            21,549
 ............................................................................................
Expenses
Compensation of Manager (Note 2)                                17,629,928            29,499
Investor servicing and custodian fees
(Note 2)                                                           883,141             4,206
Compensation of Trustees (Note 2)                                   47,484               666
Administrative services (Note 2)                                    30,380                20
Distribution fees-Class IB (Note 2)                                436,188             4,064
Auditing                                                            25,301            11,051
Legal                                                               19,140             2,432
Other                                                               34,592             1,767
 ............................................................................................
Total expenses                                                  19,106,154            53,705
 ............................................................................................
Expense reduction (Note 2)                                        (378,946)           (2,597)
Net expenses                                                    18,727,208            51,108
 ............................................................................................
Net investment income (loss)                                    20,702,828           (29,559)
 ............................................................................................
Net realized gain (loss)
on investments (Notes 1 and 3)                                  80,513,671        (1,682,384)
Net realized gain (loss)
on futures contracts (Note 1)                                  (51,013,861)               --
Net realized gain (loss)
on foreign currency transactions
(Note 1)                                                           245,373              (315)
Net unrealized appreciation
(depreciation) of assets and
liabilities in foreign currencies
during the period                                                 (128,721)               --
Net unrealized appreciation
(depreciation) of investments,
TBA sale commitments, swap contracts,
written options and futures contracts
during the period                                           (1,101,496,249)          471,957
 ............................................................................................
Net gain (loss) on investments                              (1,071,879,787)       (1,210,742)
 ............................................................................................
Net increase (decrease) in net assets
resulting from operations                                  $(1,051,176,959)      $(1,240,301)
--------------------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------

                                                                   Putnam VT                             Putnam VT
                                                               American Government                      Asia Pacific
                                                                  Income Fund                           Growth Fund
                                                      Six months ended      Period ended  Six months ended        Year ended
                                                               June 30       December 31           June 30       December 31
                                                                  2001+             2000*             2001+             2000
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                             $   1,897,274       $   464,146       $   305,106     $    (189,167)
Net realized gain (loss)                                       321,076           235,787       (15,738,486)       28,676,205
on investments and foreign currency
transactions
Net unrealized appreciation
(depreciation) of investments and assets
and liabilities in foreign currencies                       (1,238,710)          540,133         5,816,375      (122,856,636)
 ............................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                      979,640         1,240,066        (9,617,005)      (94,369,598)
 ............................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                            --          (321,435)               --        (7,263,236)
Class IB                                                            --          (143,633)               --          (246,420)
From net realized gain on investments
Class IA                                                       (10,809)         (151,546)      (22,676,190)         (173,763)
Class IB                                                        (6,516)          (68,633)       (1,505,387)           (5,920)
Increase (decrease) from capital share
transactions (Note 4)                                       83,625,954        24,127,221        14,826,079       (43,500,182)
 ............................................................................................................................
Total increase (decrease) in net assets                     84,588,269        24,682,040       (18,972,503)     (145,559,119)
 ............................................................................................................................
Net assets:
Beginning of period (Note 5)                                25,682,040         1,000,000       112,292,057       257,851,176
 ............................................................................................................................
End of period                                            $ 110,270,309       $25,682,040       $93,319,554     $ 112,292,057
 ............................................................................................................................
Undistributed net investment income
(loss), end of period                                    $   1,897,274       $        --       $   284,089     $     (21,017)
-----------------------------------------------------------------------------------------------------------------------------

+ Unaudited.
* From February 1, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
-----------------------------------------------------------------------------------------------------------------------------

                                                                     Putnam VT                          Putnam VT
                                                            Capital Appreciation Fund           Diversified Income Fund
                                                      Six months ended      Period ended  Six months ended        Year ended
                                                               June 30       December 31           June 30       December 31
                                                                  2001+             2000**            2001+             2000
-----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                               $    17,050        $  (16,527)    $  28,118,167     $  53,510,664
Net realized gain (loss) on investments
and foreign currency transactions                             (421,203)         (260,816)      (13,838,069)      (28,128,568)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                          132,714            61,410        (4,532,726)      (24,183,780)
 ............................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                     (271,439)         (215,933)        9,747,372         1,198,316
 ............................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                            --                --       (39,521,197)      (47,334,433)
Class IB                                                            --                --        (5,675,376)       (2,708,184)
Increase (decrease) from capital share
transactions (Note 4)                                        9,372,683         1,463,333        35,055,640         8,500,651
 ............................................................................................................................
Total increase (decrease) in net assets                      9,101,244         1,247,400          (393,561)      (40,343,650)
 ............................................................................................................................
Net assets:
Beginning of period (Note 5)                                 3,247,400         2,000,000       606,574,901       646,918,551
 ............................................................................................................................
End of period                                              $12,348,644        $3,247,400     $ 606,181,340     $ 606,574,901
 ............................................................................................................................
Undistributed net investment income
(loss), end of period                                      $    17,050        $       --     $  26,442,505     $  43,520,911
-----------------------------------------------------------------------------------------------------------------------------


+  Unaudited.
** From September 29, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                        Putnam VT                          Putnam VT
                                                                    The George Putnam                     Global Asset
                                                                      Fund of Boston                     Allocation Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 $   6,476,490     $  11,746,784     $  10,292,505     $  25,047,171
Net realized gain (loss) on investments
and foreign currency transactions                                7,638,239        (9,257,671)      (27,304,923)       52,349,604
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                           (7,292,992)       32,294,386       (26,486,384)     (123,470,409)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                        6,821,737        34,783,499       (43,498,802)      (46,073,634)
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                        (8,953,349)               --        (8,320,788)      (16,495,290)
Class IB                                                        (2,828,500)               --          (216,063)         (157,517)
From net realized gain on investments
Class IA                                                                --                --       (78,373,457)      (86,147,514)
Class IB                                                                --                --        (2,221,238)         (845,212)
Increase (decrease) from capital share
transactions (Note 4)                                           78,068,349        49,897,904        22,918,361       (23,866,289)
 ................................................................................................................................
Total increase (decrease) in net assets                         73,108,237        84,681,403      (109,711,987)     (173,585,456)
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   399,800,628       315,119,225       834,118,764     1,007,704,220
 ................................................................................................................................
End of period                                                $ 472,908,865     $ 399,800,628     $ 724,406,777     $ 834,118,764
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                        $   6,512,803     $  11,818,162     $   8,371,647     $   6,615,993
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Putnam VT
                                                                         Putnam VT                          Growth and
                                                                    Global Growth Fund                     Income Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                $    2,674,009    $   (9,053,258)   $   58,950,240    $  145,596,938
Net realized gain (loss) on investments
and foreign currency transactions                             (488,897,395)      373,904,145        33,087,763        50,256,711
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                           49,068,479    (1,281,312,255)     (207,295,948)      463,119,346
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                     (437,154,907)     (916,461,368)     (115,257,945)      658,972,995
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                                --       (18,660,757)     (135,302,206)     (165,214,564)
Class IB                                                                --          (289,603)       (8,853,040)       (4,503,389)
From net realized gain on investments
Class IA                                                      (380,084,619)     (484,522,226)      (94,450,092)     (777,911,163)
Class IB                                                       (23,009,538)       (7,815,318)       (6,526,859)      (21,594,117)
Increase (decrease) from capital share
transactions (Note 4)                                          263,347,677       430,639,478       (30,313,852)     (229,851,590)
 ................................................................................................................................
Total increase (decrease) in net assets                       (576,901,387)     (997,109,794)     (390,703,994)     (540,101,828)
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                 2,121,871,930     3,118,981,724     9,189,087,372     9,729,189,200
 ................................................................................................................................
End of period                                               $1,544,970,543    $2,121,871,930    $8,798,383,378    $9,189,087,372
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                       $    2,674,009    $           --    $   58,885,730    $  144,090,736
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Putnam VT                           Putnam VT
                                                                          Growth                           Health Sciences
                                                                    Opportunities Fund                          Fund
                                                          Six months ended      Period ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000*             2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                  $   (191,467)     $   (225,256)     $     53,100      $    173,160
Net realized gain (loss) on investments
and foreign currency transactions                              (32,248,825)      (17,711,574)      (23,461,321)        1,816,077
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                            3,969,525       (20,339,573)      (74,260,873)      115,490,590
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                      (28,470,767)      (38,276,403)      (97,669,094)      117,479,827
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                                --                --          (185,989)               --
Class IB                                                                --                --                --                --
Increase (decrease) from capital share
transactions (Note 4)                                           22,707,041       155,370,094       (22,522,899)      249,196,248
 ................................................................................................................................
Total increase (decrease) in net assets                         (5,763,726)      117,093,691      (120,377,982)      366,676,075
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   118,093,691         1,000,000       605,686,087       239,010,012
 ................................................................................................................................
End of period                                                 $112,329,965      $118,093,691      $485,308,105      $605,686,087
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                         $   (191,467)     $         --      $     38,570      $    171,459
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.
* From February 1, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Putnam VT                          Putnam VT
                                                                      High Yield Fund                      Income Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 $  43,854,649     $  99,542,105     $  26,980,233     $  60,297,732
Net realized gain (loss) on investments
and foreign currency transactions                              (39,623,215)      (70,877,350)         (865,254)      (26,917,943)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                           13,859,963       (99,250,114)        6,592,600        32,051,399
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                       18,091,397       (70,585,359)       32,707,579        65,431,188
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                       (97,385,674)     (102,642,266)      (56,276,353)      (58,222,017)
Class IB                                                        (6,365,166)       (2,784,077)       (4,975,666)       (1,648,307)
Increase (decrease) from capital share
transactions (Note 4)                                           71,346,421       (58,652,216)       82,587,556       (97,355,561)
 ................................................................................................................................
Total increase (decrease) in net assets                        (14,313,022)     (234,663,918)       54,043,116       (91,794,697)
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   747,572,296       982,236,214       862,121,537       953,916,234
 ................................................................................................................................
End of period                                                $ 733,259,274     $ 747,572,296     $ 916,164,653     $ 862,121,537
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                        $  37,552,921     $  97,449,112     $  26,653,322     $  60,925,108
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Putnam VT
                                                                         Putnam VT                        International
                                                                       International                          Growth
                                                                        Growth Fund                       and Income Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 $   5,611,465     $  12,461,218     $   3,167,033     $   4,785,641
Net realized gain (loss) on investments
and foreign currency transactions                              (63,476,065)       86,124,818       (15,364,209)       20,882,264
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                          (73,461,641)     (177,468,638)      (48,915,696)      (18,167,951)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                     (131,326,241)      (78,882,602)      (61,112,872)        7,499,954
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                        (2,190,800)      (13,169,652)       (3,776,201)      (17,611,936)
Class IB                                                          (540,011)       (1,262,969)         (369,218)         (810,646)
From net realized gain on investments
Class IA                                                       (68,579,856)      (57,121,770)      (20,668,217)      (38,606,809)
Class IB                                                       (22,014,884)       (5,531,679)       (2,224,613)       (1,790,127)
Increase (decrease) from capital share
transactions (Note 4)                                          175,352,696       382,433,005        19,469,347        84,070,531
 ................................................................................................................................
Total increase (decrease) in net assets                        (49,299,096)      226,464,333       (68,681,774)       32,750,967
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   894,280,339       667,816,006       430,907,257       398,156,290
 ................................................................................................................................
End of period                                                $ 844,981,243     $ 894,280,339     $ 362,225,483     $ 430,907,257
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                        $   1,344,908     $  (1,535,746)    $  (2,688,432)    $  (1,710,046)
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Putnam VT
                                                                       International
                                                                     New Opportunities                       Putnam VT
                                                                           Fund                           Investors Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 $   1,337,135     $  (3,049,724)   $    1,331,655    $      617,303
Net realized gain (loss) on investments
and foreign currency transactions                              (83,045,542)      (88,783,158)     (129,699,728)     (124,509,805)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                          (16,375,022)     (145,931,623)      (52,008,298)     (124,634,548)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                      (98,083,429)     (237,764,505)     (180,376,371)     (248,527,050)
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                                --          (196,889)         (631,759)               --
Class IB                                                                --           (36,051)               --                --
From net realized gain on investments
Class IA                                                                --       (18,919,653)               --
Class IB                                                                --        (4,234,171)               --                --
From return of capital
Class IA                                                                --           (72,633)               --                --
Class IB                                                                --           (16,040)               --                --
Increase (decrease) from capital share
transactions (Note 4)                                            9,140,635       336,811,896         2,937,027       464,392,383
 ................................................................................................................................
Total increase (decrease) in net assets                        (88,942,794)       75,571,954      (178,071,103)      215,865,333
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   440,107,554       364,535,600     1,184,810,781       968,945,448
 ................................................................................................................................
End of period                                                $ 351,164,760     $ 440,107,554    $1,006,739,678    $1,184,810,781
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                        $   1,337,135     $          --    $    1,317,199    $      617,303
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Putnam VT
                                                                                                                New
                                                                         Putnam VT                         Opportunities
                                                                    Money Market Fund                          Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                  $ 20,730,287      $ 42,279,737    $   (5,260,564)   $  (21,518,383)
Net realized gain (loss) on investments
and foreign currency transactions                                       --                --      (327,088,764)      745,903,185
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                                   --                --      (620,025,593)   (2,600,355,494)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                       20,730,287        42,279,737      (952,374,921)   (1,875,970,692)
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                       (18,341,488)      (38,745,671)               --                --
Class IB                                                        (2,388,799)       (3,534,066)               --                --
From net realized gain on investments
Class IA                                                                --                --      (712,636,733)     (534,979,909)
Class IB                                                                --                --       (37,593,823)       (9,040,681)
Increase (decrease) from capital share
transactions (Note 4)                                          154,142,020      (125,305,075)      580,627,559     1,149,262,474
 ................................................................................................................................
Total increase (decrease) in net assets                        154,142,020      (125,305,075)   (1,121,977,918)   (1,270,728,808)
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   739,224,279       864,529,354     5,224,475,258     6,495,204,066
 ................................................................................................................................
End of period                                                 $893,366,299      $739,224,279    $4,102,497,340    $5,224,475,258
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                         $         --      $         --    $   (5,260,564)   $           --
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Putnam VT
                                                                          Putnam VT                       OTC & Emerging
                                                                       New Value Fund                       Growth Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                  $  2,735,725      $  4,653,886      $   (700,729)     $ (1,795,263)
Net realized gain (loss) on investments
and foreign currency transactions                               13,109,997         7,048,596      (138,190,203)     (135,551,560)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                           16,724,570        44,618,764        46,590,063      (171,802,617)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                       32,570,292        56,321,246       (92,300,869)     (309,149,440)
 ................................................................................................................................
Distributions to shareholders (Note 1):
Class IA                                                        (3,520,603)       (3,561,839)               --                --
Class IB                                                          (395,480)         (190,193)               --                --
From net realized gain on investments
Class IA                                                        (9,472,703)      (12,614,026)               --        (3,864,561)
Class IB                                                        (1,137,764)         (692,693)               --          (486,897)
From return of capital
Class IA                                                                --                --                --           (43,314)
Class IB                                                                --                --                --            (5,457)
Increase (decrease) from capital share
transactions (Note 4)                                          127,632,079        35,840,069        17,635,347       374,278,710
 ................................................................................................................................
Total increase (decrease) in net assets                        145,675,821        75,102,564       (74,665,522)       60,729,041
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   333,736,013       258,633,449       292,164,144       231,435,103
 ................................................................................................................................
End of period                                                 $479,411,834      $333,736,013      $217,498,622      $292,164,144
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                         $  3,477,297      $  4,657,655      $   (700,729)     $         --
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                         Putnam VT                          Putnam VT
                                                                       Research Fund                     Small Cap Fund
                                                          Six months ended        Year ended  Six months ended      Period ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                  $    976,232      $  1,086,773      $    298,691       $   254,255
Net realized gain (loss) on investments
and foreign currency transactions                              (33,503,204)       13,587,731         2,254,513           527,051
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                           (1,898,708)      (22,990,394)       20,707,614        12,139,542
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                      (34,425,680)       (8,315,890)       23,260,818        12,920,848
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                          (812,364)               --            (7,679)         (154,683)
Class IB                                                          (279,742)               --            (3,388)          (58,487)
From net realized gain on investments
Class IA                                                       (10,203,297)       (1,169,069)         (514,439)               --
Class IB                                                        (4,623,100)         (276,233)         (226,990)               --
Increase (decrease) from capital share
transactions (Note 4)                                           68,432,738       160,849,156       103,868,728        58,679,596
 ................................................................................................................................
Total increase (decrease) in net assets                         18,088,555       151,087,964       126,377,050        71,387,274
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                   311,413,332       160,325,368        90,068,917        18,681,643
 ................................................................................................................................
End of period                                                 $329,501,887      $311,413,332      $216,445,967       $90,068,917
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                         $    970,899      $  1,086,773      $    296,487       $     8,683
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                              Putnam VT
                                                                         Putnam VT                        Utilities Growth
                                                                     Technology Fund                       and Income Fund
                                                          Six months ended      Period ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000***           2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                   $  (165,118)      $  (155,031)     $ 11,063,953    $   27,418,451
Net realized gain (loss) on investments
and foreign currency transactions                              (15,438,706)       (6,403,259)       34,158,085        46,157,351
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                            6,068,140        (6,996,987)     (155,102,199)       79,364,490
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                       (9,535,684)      (13,555,277)     (109,880,161)      152,940,292
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                                --                --       (25,672,355)      (29,564,191)
Class IB                                                                --                --        (1,557,252)         (529,611)
From net realized gain on investments
Class IA                                                                --                --       (43,433,745)      (52,190,410)
Class IB                                                                --                --        (2,699,025)         (948,220)
Increase (decrease) from capital share
transactions (Note 4)                                           11,858,240        41,771,610        34,759,679       (20,004,723)
 ................................................................................................................................
Total increase (decrease) in net assets                          2,322,556        28,216,333      (148,482,859)       49,703,137
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                    29,216,333         1,000,000     1,006,620,952       956,917,815
 ................................................................................................................................
End of period                                                  $31,538,889       $29,216,333      $858,138,093    $1,006,620,952
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                          $  (165,118)      $        --      $ 11,038,214    $   27,203,868
---------------------------------------------------------------------------------------------------------------------------------

+   Unaudited.
*** From June 14, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------------------------
                                                                          Putnam VT                          Putnam VT
                                                                         Vista Fund                        Voyager Fund
                                                          Six months ended        Year ended  Six months ended        Year ended
                                                                   June 30       December 31           June 30       December 31
                                                                      2001+             2000              2001+             2000
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                 $    (831,342)   $   (2,308,078)   $   20,702,828    $    5,987,169
Net realized gain (loss) on investments
and foreign currency transactions                             (231,040,608)       87,294,345        29,745,183     1,366,975,998
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                          (11,092,070)     (196,346,819)   (1,101,624,970)   (2,923,578,526)
 ................................................................................................................................
Net increase (decrease) in net assets
resulting from operations                                     (242,964,020)     (111,360,552)   (1,051,176,959)   (1,550,615,359)
 ................................................................................................................................
Distributions to shareholders (Note 1):
From net investment income
Class IA                                                                --                --        (6,702,488)       (2,774,979)
Class IB                                                                --                --                --           (14,629)
From net realized gain on investments
Class IA                                                       (65,507,209)       (7,580,009)   (1,368,305,776)   (1,177,420,067)
Class IB                                                       (31,573,112)       (1,004,929)     (104,371,355)      (31,034,699)
Increase (decrease) from capital share
transactions (Note 4)                                          151,408,998       604,522,682     1,062,260,599     1,287,046,817
 ................................................................................................................................
Total increase (decrease) in net assets                       (188,635,343)      484,577,192    (1,468,295,979)   (1,474,812,916)
 ................................................................................................................................
Net assets:
Beginning of period (Note 5)                                 1,064,573,889       579,996,697     7,811,273,171     9,286,086,087
 ................................................................................................................................
End of period                                                $ 875,938,546    $1,064,573,889    $6,342,977,192    $7,811,273,171
 ................................................................................................................................
Undistributed net investment income
(loss), end of period                                        $    (831,342)   $           --    $   20,466,468    $    6,466,128
---------------------------------------------------------------------------------------------------------------------------------

+ Unaudited.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.




PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------
                                                                         Putnam VT
                                                                      Voyager Fund II
                                                          Six months ended      Period ended
                                                                   June 30       December 31
                                                                      2001+             2000**
--------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Operations:
Net investment income (loss)                                   $   (29,559)       $  (24,092)
Net realized gain (loss) on investments
and foreign currency transactions                               (1,682,699)         (362,088)
Net unrealized appreciation
(depreciation) of investments
and assets and liabilities
in foreign currencies                                              471,957          (754,698)
 ............................................................................................
Net increase (decrease) in net assets
resulting from operations                                       (1,240,301)       (1,140,878)
 ............................................................................................
Increase (decrease) from capital share
transactions (Note 4)                                           10,142,917         3,235,866
 ............................................................................................
Total increase (decrease) in net assets                          8,902,616         2,094,988
 ............................................................................................
Net assets:
Beginning of period (Note 5)                                     5,094,988         3,000,000
 ............................................................................................
End of period                                                  $13,997,604        $5,094,988
 ............................................................................................
Undistributed net investment income
(loss), end of period                                          $   (29,559)       $       --
--------------------------------------------------------------------------------------------

+  Unaudited.
** From September 29, 2000 (commencement of operations) to December 31, 2000.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.



This page intentionally left blank.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                           $10.88           $   .27(a)       $   (.05)          $   .22
December 31, 2000*******                                  10.00               .59(a)(b)         .62              1.21
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                           $ 9.31           $   .02(a)       $  (1.14)          $ (1.12)
December 31, 2000                                         17.29              (.01)(a)         (7.41)            (7.42)
December 31, 1999                                          8.33              (.01)(a)          8.97              8.96
December 31, 1998                                          9.20               .08(a)           (.56)             (.48)
December 31, 1997                                         11.01               .07             (1.66)            (1.59)
December 31, 1996                                         10.23               .05               .88               .93
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                           $ 9.06           $   .02(a)       $   (.61)          $  (.59)
December 31, 2000*********                                10.00              (.07)(a)          (.87)             (.94)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                           $ 9.15           $   .41(a)       $   (.25)          $   .16
December 31, 2000                                          9.92               .80(a)           (.78)              .02
December 31, 1999                                         10.49               .80(a)           (.63)              .17
December 31, 1998                                         11.31               .86(a)           (.99)             (.13)
December 31, 1997                                         11.27               .82(a)           (.05)              .77
December 31, 1996                                         11.03               .80(a)            .11               .91
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                           $10.96           $   .16(a)       $     --           $   .16
December 31, 2000                                          9.98               .19(a)            .79               .98
December 31, 1999                                         10.28               .32(a)           (.36)             (.04)
December 31, 1998****                                     10.00               .18(a)(b)         .19               .37
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                           $16.66           $   .20(a)       $  (1.16)          $  (.96)
December 31, 2000                                         19.60               .48(a)          (1.32)             (.84)
December 31, 1999                                         18.94               .41(a)           1.69              2.10
December 31, 1998                                         18.76               .46(a)           2.00              2.46
December 31, 1997                                         17.25               .50              2.63              3.13
December 31, 1996                                         16.15               .43              1.94              2.37
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                           $18.10           $   .02(a)       $  (4.01)          $ (3.99)
December 31, 2000                                         30.49              (.08)(a)         (7.36)            (7.44)
December 31, 1999                                         20.28              (.02)(a)         12.09             12.07
December 31, 1998                                         18.34               .05(a)           5.01              5.06
December 31, 1997                                         16.88               .13              2.18              2.31
December 31, 1996                                         15.18               .17              2.35              2.52
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                           $25.85           $   .17(a)       $   (.51)          $  (.34)
December 31, 2000                                         26.80               .40(a)           1.49              1.89
December 31, 1999                                         28.77               .47(a)           0.01               .48
December 31, 1998                                         28.32               .44(a)           3.77              4.21
December 31, 1997                                         24.56               .48              5.07              5.55
December 31, 1996                                         21.47               .65(a)           3.84              4.49
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                           $ 7.80           $  (.01)(a)      $  (1.66)          $ (1.67)
December 31, 2000*******                                  10.00              (.02)(a)         (2.18)            (2.20)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                           $14.61           $    --(a)(e)    $  (2.32)          $ (2.32)
December 31, 2000                                         10.50               .01(a)           4.10              4.11
December 31, 1999                                         10.94               .01(a)           (.44)             (.43)
December 31, 1998****                                     10.00               .01(a)(b)         .94               .95
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                  Less Distributions:
                                                                                                From         In Excess
                                                            From         In Excess               Net            of Net
                                                             Net            of Net          Realized          Realized
                                                      Investment        Investment           Gain on           Gain on
Period ended                                              Income            Income       Investments       Investments
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                           $   --             $  --           $    --(e)           $ --
December 31, 2000*******                                   (.22)               --              (.11)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                           $   --             $  --           $ (2.16)             $ --
December 31, 2000                                          (.55)               --              (.01)               --
December 31, 1999                                            --                --                --                --
December 31, 1998                                          (.38)               --                --                --
December 31, 1997                                          (.22)               --                --                --
December 31, 1996                                          (.15)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                           $   --             $  --           $    --              $ --
December 31, 2000*********                                   --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                           $ (.68)            $  --           $    --              $ --
December 31, 2000                                          (.79)               --                --                --
December 31, 1999                                          (.74)               --                --                --
December 31, 1998                                          (.48)               --              (.21)               --
December 31, 1997                                          (.63)               --              (.10)               --
December 31, 1996                                          (.67)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                           $ (.30)            $  --           $    --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                          (.23)               --              (.02)               --
December 31, 1998****                                      (.09)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                           $ (.18)            $  --           $ (1.69)             $ --
December 31, 2000                                          (.34)               --             (1.76)               --
December 31, 1999                                          (.38)               --             (1.06)               --
December 31, 1998                                          (.43)               --             (1.85)               --
December 31, 1997                                          (.60)               --             (1.02)               --
December 31, 1996                                          (.44)               --              (.83)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                           $   --             $  --           $ (3.61)             $ --
December 31, 2000                                          (.18)               --             (4.77)               --
December 31, 1999                                          (.09)               --             (1.77)               --
December 31, 1998                                          (.52)               --             (2.60)               --
December 31, 1997                                          (.41)               --              (.44)               --
December 31, 1996                                          (.25)               --              (.57)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                           $ (.41)            $  --           $  (.29)             $ --
December 31, 2000                                          (.50)               --             (2.34)               --
December 31, 1999                                          (.41)               --             (2.04)               --
December 31, 1998                                          (.50)               --             (3.26)               --
December 31, 1997                                          (.52)               --             (1.27)               --
December 31, 1996                                          (.51)               --              (.89)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                           $   --             $  --           $    --              $ --
December 31, 2000*******                                     --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                           $ (.01)            $  --           $    --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                          (.01)               --                --                --
December 31, 1998****                                      (.01)               --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                            From                                             Return at
                                                          Return             Total  Net Asset Value,         Net Asset
Period ended                                          of Capital     Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                            $  --           $    --(e)         $11.10              2.04*
December 31, 2000*******                                     --              (.33)            10.88             12.11*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                            $  --           $ (2.16)           $ 6.03            (12.03)*
December 31, 2000                                            --              (.56)             9.31            (44.21)
December 31, 1999                                            --                --             17.29            107.56
December 31, 1998                                          (.01)             (.39)             8.33             (5.48)
December 31, 1997                                            --              (.22)             9.20            (14.66)
December 31, 1996                                            --              (.15)            11.01              9.10
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                            $  --           $    --            $ 8.47             (6.51)*
December 31, 2000*********                                   --                --              9.06             (9.40)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                            $  --           $  (.68)           $ 8.63              1.70*
December 31, 2000                                            --              (.79)             9.15              0.19
December 31, 1999                                            --              (.74)             9.92              1.66
December 31, 1998                                            --              (.69)            10.49             (1.37)
December 31, 1997                                            --              (.73)            11.31              7.38
December 31, 1996                                            --              (.67)            11.27              8.81
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                            $  --           $  (.30)           $10.82              1.58*
December 31, 2000                                            --                --             10.96              9.82
December 31, 1999                                          (.01)             (.26)             9.98             (0.36)
December 31, 1998****                                        --              (.09)            10.28              3.69*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                            $  --           $ (1.87)           $13.83             (5.27)*
December 31, 2000                                            --             (2.10)            16.66             (4.87)
December 31, 1999                                            --             (1.44)            19.60             11.85
December 31, 1998                                            --             (2.28)            18.94             13.47
December 31, 1997                                            --             (1.62)            18.76             19.67
December 31, 1996                                            --             (1.27)            17.25             15.62
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                            $  --           $ (3.61)           $10.50            (20.92)*
December 31, 2000                                            --             (4.95)            18.10            (29.64)
December 31, 1999                                            --             (1.86)            30.49             65.00
December 31, 1998                                            --             (3.12)            20.28             29.71
December 31, 1997                                            --              (.85)            18.34             14.33
December 31, 1996                                            --              (.82)            16.88             17.20
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                            $  --           $  (.70)           $24.81             (1.18)*
December 31, 2000                                            --             (2.84)            25.85              8.11
December 31, 1999                                            --             (2.45)            26.80              1.59
December 31, 1998                                            --             (3.76)            28.77             15.42
December 31, 1997                                            --             (1.79)            28.32             24.15
December 31, 1996                                            --             (1.40)            24.56             21.92
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                            $  --           $    --            $ 6.13            (21.41)*
December 31, 2000*******                                     --                --              7.80            (22.00)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                            $  --           $  (.01)           $12.28            (15.90)*
December 31, 2000                                            --                --             14.61             39.14
December 31, 1999                                            --              (.01)            10.50             (3.93)
December 31, 1998****                                        --(e)           (.01)            10.94              9.51*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                       $   65,798               .39*             2.39*              418.40*
December 31, 2000*******                                 17,992               .82(b)*          5.20(b)*           336.72*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                       $   86,001               .53*              .30*               53.00*
December 31, 2000                                       105.373              1.07              (.10)              149.46
December 31, 1999                                       250,986              1.13              (.09)              145.51
December 31, 1998                                        90,667              1.12              1.01               136.49
December 31, 1997                                       112,902              1.07               .70               102.92
December 31, 1996                                       130,548              1.23               .84                66.10
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                       $    7,087               .57*              .28*               74.94*
December 31, 2000*********                                2,258              1.18*             (.72)*              89.87*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                       $  522,302               .39*             4.55*              141,84*
December 31, 2000                                       537,743               .78              8.62               169.27
December 31, 1999                                       623,737               .78              7.86               117.02
December 31, 1998                                       669,053               .78              7.94               186.80
December 31, 1997                                       608,148               .80              7.43               282.56
December 31, 1996                                       494,811               .83              7.45               235.53
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                       $  350,462               .38*             1.52*              209.55*
December 31, 2000                                       305,564               .76              3.44               154.53
December 31, 1999                                       276,553               .83              3.04               173.41
December 31, 1998****                                   113,202               .57(b)*          1.84(b)*            99.85*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                       $  701,986               .40*             1.35*              122.19*
December 31, 2000                                       815,135               .79              2.73               159.03
December 31, 1999                                     1,001,087               .77              2.22               149.82
December 31, 1998                                     1,020,354               .78              2.54               133.80
December 31, 1997                                       956,532               .77              3.01               181.05
December 31, 1996                                       747,734               .83              3.08               165.03
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                       $1,444,317               .40*              .16*              109.61*
December 31, 2000                                     2,018,743               .76              (.32)              170.41
December 31, 1999                                     3,090,073               .73              (.09)              154.88
December 31, 1998                                     1,987,094               .72               .26               164.56
December 31, 1997                                     1,611,503               .75               .77               158.37
December 31, 1996                                     1,344,887               .76              1.25                79.18
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                      $ 8,157,207               .25*              .66*               17.02*
December 31, 2000                                     8,675,872               .50              1.63                55.04
December 31, 1999                                     9,567,077               .50              1.66                53.68
December 31, 1998                                     9,948,386               .50              1.59                63.62
December 31, 1997                                     8,337,334               .51              2.08                64.96
December 31, 1996                                     5,679,100               .54              2.90                39.57
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                       $   66,348               .41*             (.14)*              40.71*
December 31, 2000*******                                 77,022               .80*             (.23)*              57.60*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                       $  378,965               .39*              .03*               20.38*
December 31, 2000                                       497,695               .79               .06                49.10
December 31, 1999                                       218,848               .83               .14                82.45
December 31, 1998****                                   134,436               .61(b)*           .14(b)*            39.68*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                           $ 8.98           $   .49(a)        $  (.26)         $    .23
December 31, 2000                                         11.09              1.14(a)          (1.97)             (.83)
December 31, 1999                                         11.70              1.13(a)           (.48)              .65
December 31, 1998                                         13.62              1.31(a)          (1.98)             (.67)
December 31, 1997                                         12.96              1.06               .65              1.71
December 31, 1996                                         12.37              1.18(a)            .32              1.50
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                           $12.61           $   .37(a)        $   .10          $    .47
December 31, 2000                                         12.52               .84(a)            .11               .95
December 31, 1999                                         13.73               .78(a)          (1.05)             (.27)
December 31, 1998                                         13.42               .82(a)            .24              1.06
December 31, 1997                                         13.21               .88               .18              1.06
December 31, 1996                                         13.74               .81              (.52)              .29
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                           $17.72           $   .10(a)        $ (2.63)         $  (2.53)
December 31, 2000                                         21.66               .31(a)          (2.05)            (1.74)
December 31, 1999                                         13.52               .08(a)           8.06              8.14
December 31, 1998                                         11.43               .11(a)           2.03              2.14
December 31, 1997**                                       10.00               .05(b)           1.56              1.61
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                           $13.28           $   .09(a)        $ (1.97)         $  (1.88)
December 31, 2000                                         15.25               .16(a)            .05               .21
December 31, 1999                                         12.24               .21(a)           2.80              3.01
December 31, 1998                                         11.53               .23(a)           1.06              1.29
December 31, 1997**                                       10.00               .07              1.87              1.94
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                           $13.71           $   .04(a)        $ (3.15)         $ (3.11)
December 31, 2000                                         23.31              (.11)(a)         (8.45)            (8.56)
December 31, 1999                                         11.49              (.05)(a)         11.88             11.83
December 31, 1998                                          9.96             (.04)(a)(b)        1.59              1.55
December 31, 1997**                                       10.00               .01(b)           (.02)             (.01)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                           $12.36           $   .02(a)        $ (1.88)         $  (1.86)
December 31, 2000                                         15.16               .01(a)          (2.81)            (2.80)
December 31, 1999                                         11.65               .01(a)           3.50              3.51
December 31, 1998****                                     10.00               .02(a)(b)        1.65              1.67
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                           $ 1.00            $.0247           $    --          $ .0247
December 31, 2000                                          1.00             .0588                --             .0588
December 31, 1999                                          1.00             .0476                --             .0476
December 31, 1998                                          1.00             .0510                --             .0510
December 31, 1997                                          1.00             .0509                --             .0509
December 31, 1996                                          1.00             .0497                --             .0497
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                           $29.89           $  (.03)(a)       $ (5.95)         $  (5.98)
December 31, 2000                                         43.54              (.13)(a)        (10.03)           (10.16)
December 31, 1999                                         26.06              (.08)(a)         17.93             17.85
December 31, 1998                                         21.23              (.04)             5.19              5.15
December 31, 1997                                         17.22                --(e)           4.01              4.01
December 31, 1996                                         15.63              (.01)             1.60              1.59
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                  Less Distributions:
                                                                                                From         In Excess
                                                            From         In Excess               Net            of Net
                                                             Net            of Net          Realized          Realized
                                                      Investment        Investment           Gain on           Gain on
Period ended                                              Income            Income       Investments       Investments
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                          $ (1.26)            $  --           $    --              $ --
December 31, 2000                                         (1.28)               --                --                --
December 31, 1999                                         (1.26)               --                --                --
December 31, 1998                                         (1.08)               --              (.17)               --
December 31, 1997                                          (.94)               --              (.11)               --
December 31, 1996                                          (.91)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                          $  (.87)            $  --           $    --              $ --
December 31, 2000                                          (.86)               --                --                --
December 31, 1999                                          (.73)               --              (.21)               --
December 31, 1998                                          (.73)             (.02)               --                --
December 31, 1997                                          (.85)               --                --                --
December 31, 1996                                          (.82)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                          $  (.06)            $  --           $ (1.75)             $ --
December 31, 2000                                          (.41)               --             (1.79)               --
December 31, 1999                                            --                --                --                --
December 31, 1998                                          (.04)               --                --                --
December 31, 1997**                                        (.05)             (.02)             (.04)             (.06)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                          $  (.13)            $  --           $  (.72)             $ --
December 31, 2000                                          (.68)               --             (1.50)               --
December 31, 1999                                            --                --                --                --
December 31, 1998                                          (.11)               --              (.22)             (.19)
December 31, 1997**                                        (.08)             (.05)             (.28)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                          $    --             $  --           $    --              $ --
December 31, 2000                                          (.01)               --             (1.03)               --
December 31, 1999                                          (.01)               --                --                --
December 31, 1998                                          (.02)               --                --                --
December 31, 1997**                                        (.01)             (.02)               --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                          $  (.01)            $  --           $    --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                            --                --                --                --
December 31, 1998****                                      (.01)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                          $(.0247)            $  --           $    --              $ --
December 31, 2000                                        (.0588)               --                --                --
December 31, 1999                                        (.0476)               --                --                --
December 31, 1998                                        (.0510)               --                --                --
December 31, 1997                                        (.0509)               --                --                --
December 31, 1996                                        (.0497)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                            $  --             $  --           $ (4.42)             $ --
December 31, 2000                                            --                --             (3.49)               --
December 31, 1999                                            --                --              (.37)               --
December 31, 1998                                            --                --              (.32)               --
December 31, 1997                                            --                --                --                --
December 31, 1996                                            --                --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                            From                                             Return at
                                                          Return             Total  Net Asset Value,         Net Asset
Period ended                                          of Capital     Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                             $ --           $ (1.26)           $ 7.95              2.33*
December 31, 2000                                            --             (1.28)             8.98             (8.45)
December 31, 1999                                            --             (1.26)            11.09              5.92
December 31, 1998                                            --             (1.25)            11.70             (5.86)
December 31, 1997                                            --             (1.05)            13.62             14.34
December 31, 1996                                            --              (.91)            12.96             12.81
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                             $ --           $  (.87)           $12.21              3.79*
December 31, 2000                                            --              (.86)            12.61              8.01
December 31, 1999                                            --              (.94)            12.52             (2.07)
December 31, 1998                                            --              (.75)            13.73              8.25
December 31, 1997                                            --              (.85)            13.42              8.64
December 31, 1996                                            --              (.82)            13.21              2.42
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                             $ --           $ (1.81)           $13.38            (14.26)*
December 31, 2000                                            --             (2.20)            17.72             (9.48)
December 31, 1999                                            --                --             21.66             60.21
December 31, 1998                                          (.01)             (.05)            13.52             18.69
December 31, 1997**                                        (.01)             (.18)            11.43             16.13
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                             $ --           $  (.85)           $10.55            (14.25)*
December 31, 2000                                            --             (2.18)            13.28              1.36
December 31, 1999                                            --                --             15.25             24.59
December 31, 1998                                          (.06)             (.58)            12.24             11.28
December 31, 1997**                                          --              (.41)            11.53             19.43
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                             $ --           $    --            $10.60            (22.69)*
December 31, 2000                                            --(e)          (1.04)            13.71            (38.56)
December 31, 1999                                            --              (.01)            23.31            102.96
December 31, 1998                                            --              (.02)            11.49             15.58
December 31, 1997**                                          --              (.03)             9.96              (.10)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                             $ --           $  (.01)           $10.49            (15.05)*
December 31, 2000                                            --                --             12.36            (18.47)
December 31, 1999                                            --                --             15.16             30.13
December 31, 1998****                                      (.01)             (.02)            11.65             16.66*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                             $ --           $(.0247)           $ 1.00              2.50*
December 31, 2000                                            --            (.0588)             1.00              6.03
December 31, 1999                                            --            (.0476)             1.00              4.86
December 31, 1998                                            --            (.0510)             1.00              5.19
December 31, 1997                                            --            (.0509)             1.00              5.22
December 31, 1996                                            --            (.0497)             1.00              5.08
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                             $ --           $ (4.42)           $19.49            (18.14)*
December 31, 2000                                            --             (3.49)            29.89            (26.09)
December 31, 1999                                            --              (.37)            43.54             69.35
December 31, 1998                                            --              (.32)            26.06             24.38
December 31, 1997                                            --                --             21.23             23.29
December 31, 1996                                            --                --             17.22             10.17
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                      $   680,455               .37*             5.67*               48.22*
December 31, 2000                                       709,534               .74             11.46                69.05
December 31, 1999                                       964,590               .72             10.18                52.96
December 31, 1998                                     1,032,892               .71             10.31                52.00
December 31, 1997                                     1,025,298               .72              9.26                84.61
December 31, 1996                                       769,918               .76              9.57                62.72
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                      $   820,337               .33*             3.01*              501.98*
December 31, 2000                                       806,452               .67              6.94               238.00
December 31, 1999                                       935,800               .67              6.07               220.90
December 31, 1998                                     1,000,161               .67              6.13               233.04
December 31, 1997                                       789,540               .69              6.58               194.29
December 31, 1996                                       778,924               .69              6.48               142.49
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                      $   599,019               .46*              .68*               47.28*
December 31, 2000                                       696,527               .94              1.62                78.84
December 31, 1999                                       627,368              1.02               .51               107.38
December 31, 1998                                       317,602              1.07               .84                98.31
December 31, 1997**                                     150,884              1.20(b)            .79(b)             75.18
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                      $   322,005               .48*              .82*               74.91*
December 31, 2000                                       393,973               .97              1.15                82.02
December 31, 1999                                       387,504               .98              1.50                92.27
December 31, 1998                                       305,047               .99              1.86                62.61
December 31, 1997**                                     206,598              1.12              1.11                53.20
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                      $   173,902               .61*              .37*              127.73*
December 31, 2000                                       255,447              1.21              (.57)              189.71
December 31, 1999                                       330,982              1.41              (.36)              196.53
December 31, 1998                                       135,451              1.60(b)           (.36)(b)           157.72
December 31, 1997**                                     107,000              1.60(b)            .09(b)            131.89
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                      $   727,639               .32*              .15*               44.12*
December 31, 2000                                       905,213               .65               .08                76.32
December 31, 1999                                       867,151               .71               .05                65.59
December 31, 1998****                                   243,296               .57(b)*           .19(b)*            42.97*

------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                      $   773,094               .24*             2.40*                  --
December 31, 2000                                       637,405               .50              5.87                   --
December 31, 1999                                       823,013               .49              4.77                   --
December 31, 1998                                       595,158               .53              5.04                   --
December 31, 1997                                       405,577               .54              5.10                   --
December 31, 1996                                       437,132               .53              4.93                   --

------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                      $ 3,878,280               .28*             (.11)*              38.55*
December 31, 2000                                     4,992,696               .57              (.31)               53.64
December 31, 1999                                     6,432,227               .59              (.28)               71.14
December 31, 1998                                     3,586,225               .61              (.16)               59.75
December 31, 1997                                     2,590,244               .63              (.01)               71.78
December 31, 1996                                     1,674,197               .72              (.13)               57.94
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                           $13.52           $   .10(a)       $    .99          $   1.09
December 31, 2000                                         11.86               .21(a)           2.27              2.48
December 31, 1999                                         12.03               .18(a)           (.14)              .04
December 31, 1998                                         11.76               .16(a)            .57               .73
December 31, 1997**                                       10.00               .18(a)           1.58              1.76
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                           $11.06           $  (.02)(a)      $  (3.41)         $  (3.43)
December 31, 2000                                         22.79              (.08)(a)        (11.42)           (11.50)
December 31, 1999                                         10.09             (.08)(a)(b)       12.84             12.76
December 31, 1998****                                     10.00             (.01)(a)(b)         .10               .09
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                           $14.32           $   .04(a)       $  (1.57)         $  (1.53)
December 31, 2000                                         14.69               .07(a)           (.34)             (.27)
December 31, 1999                                         11.93               .05(a)(b)        3.20              3.25
December 31, 1998*****                                    10.00               .02(a)(b)        1.93              1.95
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                           $12.81           $   .03(a)       $   2.06          $   2.09
December 31, 2000                                         10.31               .07(a)           2.47              2.54
December 31, 1999******                                   10.00              (.02)(a)           .37               .35
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                           $ 6.98           $  (.03)(a)      $  (1.88)         $  (1.91)
December 31, 2000********                                 10.00              (.07)(a)         (2.95)            (3.02)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                           $18.13           $   .19(a)       $  (2.16)         $  (1.97)
December 31, 2000                                         16.97               .49(a)           2.25              2.74
December 31, 1999                                         18.19               .52(a)           (.72)             (.20)
December 31, 1998                                         17.14               .54(a)           1.90              2.44
December 31, 1997                                         14.80               .53              3.11              3.64
December 31, 1996                                         13.28               .54              1.49              2.03
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                           $19.65           $  (.01)(a)      $  (4.54)         $  (4.55)
December 31, 2000                                         20.68              (.05)(a)          (.73)             (.78)
December 31, 1999                                         14.72              (.05)(a)          7.64              7.59
December 31, 1998                                         12.32              (.02)(a)          2.42              2.40
December 31, 1997**                                       10.00                --(e)           2.32              2.32
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                           $48.82           $   .11(a)       $  (7.34)         $  (7.23)
December 31, 2000                                         66.25               .04(a)          (8.96)            (8.92)
December 31, 1999                                         45.85               .03(a)          24.59             24.62
December 31, 1998                                         39.08               .05(a)           9.26              9.31
December 31, 1997                                         32.53               .10              8.01              8.11
December 31, 1996                                         30.50               .09              3.75              3.84
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                           $ 7.18           $  (.02)(a)      $  (1.20)         $  (1.22)
December 31, 2000*********                                10.00              (.05)(a)         (2.77)            (2.82)
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                  Less Distributions:
                                                                                                From         In Excess
                                                            From         In Excess               Net            of Net
                                                             Net            of Net          Realized          Realized
                                                      Investment        Investment           Gain on           Gain on
Period ended                                              Income            Income       Investments       Investments
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                           $ (.14)            $  --           $  (.37)            $  --
December 31, 2000                                          (.18)               --              (.64)               --
December 31, 1999                                            --(e)             --              (.21)               --
December 31, 1998                                          (.23)               --              (.23)               --
December 31, 1997**                                          --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                           $   --             $  --           $    --             $  --
December 31, 2000                                            --                --              (.23)               --
December 31, 1999                                            --                --              (.06)               --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                           $ (.05)            $  --           $  (.63)            $  --
December 31, 2000                                            --                --              (.10)               --
December 31, 1999                                          (.03)               --              (.46)               --
December 31, 1998*****                                     (.01)               --              (.01)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                           $   --(e)          $  --           $  (.07)            $  --
December 31, 2000                                          (.04)               --                --                --
December 31, 1999******                                      --                --                --              (.03)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                           $   --             $  --           $    --             $  --
December 31, 2000********                                    --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                           $ (.50)            $  --           $  (.85)            $  --
December 31, 2000                                          (.57)               --             (1.01)               --
December 31, 1999                                          (.50)               --              (.52)               --
December 31, 1998                                          (.51)               --              (.88)               --
December 31, 1997                                          (.55)               --              (.75)               --
December 31, 1996                                          (.51)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                           $   --             $  --           $ (1.76)            $  --
December 31, 2000                                            --                --              (.25)               --
December 31, 1999                                            --                --             (1.63)               --
December 31, 1998                                            --                --                --                --
December 31, 1997**                                          --(e)             --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                           $ (.05)            $  --           $ (9.60)            $  --
December 31, 2000                                          (.02)               --             (8.49)               --
December 31, 1999                                          (.05)               --             (4.17)               --
December 31, 1998                                          (.10)               --             (2.44)               --
December 31, 1997                                          (.07)               --             (1.49)               --
December 31, 1996                                          (.13)               --             (1.68)               --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                           $   --             $  --           $    --             $  --
December 31, 2000*********                                   --                --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.






PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                            From                                             Return at
                                                          Return             Total  Net Asset Value,         Net Asset
Period ended                                          of Capital     Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                             $ --           $  (.51)           $14.10              8.38*
December 31, 2000                                            --              (.82)            13.52             22.59
December 31, 1999                                            --              (.21)            11.86               .27
December 31, 1998                                            --              (.46)            12.03              6.26
December 31, 1997**                                          --                --             11.76             17.60
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                             $ --           $    --            $ 7.63            (31.01)*
December 31, 2000                                            --(e)           (.23)            11.06            (51.03)
December 31, 1999                                            --              (.06)            22.79            126.52
December 31, 1998****                                        --(e)             --             10.09               .94*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                             $ --           $  (.68)           $12.11            (10.32)*
December 31, 2000                                            --              (.10)            14.32             (1.84)
December 31, 1999                                            --              (.49)            14.69             27.58
December 31, 1998*****                                       --              (.02)            11.93             19.51*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                             $ --           $  (.07)           $14.83             16.38*
December 31, 2000                                            --              (.04)            12.81             24.62
December 31, 1999******                                    (.01)             (.04)            10.31              3.47*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                             $ --           $    --            $ 5.07            (27.36)*
December 31, 2000********                                    --                --              6.98            (30.20)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                             $ --           $ (1.35)           $14.81            (11.06)*
December 31, 2000                                            --             (1.58)            18.13             17.61
December 31, 1999                                            --             (1.02)            16.97              (.66)
December 31, 1998                                            --             (1.39)            18.19             14.92
December 31, 1997                                            --             (1.30)            17.14             27.10
December 31, 1996                                            --              (.51)            14.80             15.80
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                             $ --           $ (1.76)           $13.34            (22.00)*
December 31, 2000                                            --              (.25)            19.65             (3.98)
December 31, 1999                                            --             (1.63)            20.68             52.90
December 31, 1998                                            --                --             14.72             19.48
December 31, 1997**                                          --(e)             --             12.32             23.21
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                             $ --           $ (9.65)           $31.94            (13.52)*
December 31, 2000                                            --             (8.51)            48.82            (16.41)
December 31, 1999                                            --             (4.22)            66.25             58.22
December 31, 1998                                            --             (2.54)            45.85             24.36
December 31, 1997                                            --             (1.56)            39.08             26.51
December 31, 1996                                            --             (1.81)            32.53             12.97
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                             $ --           $    --            $ 5.96            (16.99)*
December 31, 2000*********                                   --                --              7.18            (28.20)*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST
Financial Highlights
CLASS IA
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                        $ 419,881               .39*              .69*            38.02*
December 31, 2000                                       302,930               .79              1.75             83.62
December 31, 1999                                       249,092               .80              1.40             98.21
December 31, 1998                                       255,754               .81              1.34            130.96
December 31, 1997**                                     195,391               .85              1.59             64.15
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                        $ 149,022               .41*             (.28)*           63.30*
December 31, 2000                                       217,797               .81              (.42)            88.63
December 31, 1999                                       207,003               .90(b)           (.55)(b)        127.98
December 31, 1998****                                    28,059               .60(b)*          (.16)(b)*        59.93*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                        $ 219,175               .36*              .34*            83.16*
December 31, 2000                                       222,579               .78               .47            161.52
December 31, 1999                                       134,115               .85(b)            .34(b)         169.16
December 31, 1998*****                                   22,626               .22(b)*           .19(b)*         19.76*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                        $ 150,138               .47*              .23*            21.40*
December 31, 2000                                        59,483              1.10               .59             34.05
December 31, 1999******                                  12,298              1.29*             (.24)*           48.24*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                        $  16,756               .72*             (.53)*          197.04*
December 31, 2000********                                16,743              1.04*             (.78)*          150.70*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                        $ 798,842               .35*             1.21*            62.80*
December 31, 2000                                       958,078               .72              2.94             28.88
December 31, 1999                                       945,581               .71              3.02             26.16
December 31, 1998                                     1,015,327               .72              3.19             24.77
December 31, 1997                                       822,257               .74              3.63             42.46
December 31, 1996                                       657,429               .73              4.22             61.94
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                        $ 564,528               .32*             (.06)*           59.93*
December 31, 2000                                       767,550               .67              (.22)           104.60
December 31, 1999                                       542,491               .75              (.29)           133.32
December 31, 1998                                       311,612               .77              (.12)           116.48
December 31, 1997**                                     170,660               .87                --             75.43
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                       $5,848,677               .28*              .31*            65.89*
December 31, 2000                                     7,326,157               .56               .07             92.54
December 31, 1999                                     9,130,197               .57               .05             85.13
December 31, 1998                                     5,803,073               .58               .14             62.99
December 31, 1997                                     4,538,535               .59               .30             82.00
December 31, 1996                                     3,281,490               .63               .36             63.87
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                        $   5,900               .58*             (.29)*           50.72*
December 31, 2000*********                                3,174               .85*             (.67)*           28.20*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                           $10.87            $  .26(a)        $  (.04)          $   .22
December 31, 2000*******                                  10.00               .54(a)(b)         .66              1.20
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                           $ 9.27            $  .02(a)        $ (1.14)          $ (1.12)
December 31, 2000                                         17.25              (.02)(a)         (7.41)            (7.43)
December 31, 1999                                          8.33              (.08)(a)          9.00              8.92
December 31, 1998****                                      8.57              (.01)(a)          (.23)             (.24)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                           $ 9.06            $  .01(a)        $  (.61)          $  (.60)
December 31, 2000**********                               10.00              (.05)(a)          (.89)             (.94)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                           $ 9.11            $  .40(a)        $  (.26)          $   .14
December 31, 2000                                          9.90               .78(a)           (.78)               --
December 31, 1999                                         10.47               .78(a)           (.62)              .16
December 31, 1998***                                      10.95               .62(a)          (1.10)             (.48)
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                           $10.94            $  .15(a)        $    --           $   .15
December 31, 2000                                          9.98               .18(a)            .78               .96
December 31, 1999                                         10.28               .30(a)           (.34)             (.04)
December 31, 1998****                                     10.00               .17(a)(b)         .20               .37
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                           $16.67            $  .19(a)        $ (1.16)          $  (.97)
December 31, 2000                                         19.60               .45(a)          (1.29)             (.84)
December 31, 1999                                         18.95               .39(a)           1.69              2.08
December 31, 1998****                                     18.16               .33(a)            .46               .79
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                           $18.02            $  .01(a)        $ (4.00)          $ (3.99)
December 31, 2000                                         30.41              (.10)(a)         (7.34)          $ (7.44)
December 31, 1999                                         20.28              (.10)(a)         12.08             11.98
December 31, 1998****                                     18.03              (.05)(a)          2.30              2.25
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                           $25.76            $  .14(a)        $  (.50)          $  (.36)
December 31, 2000                                         26.75               .36(a)           1.48              1.84
December 31, 1999                                         28.75               .41(a)            .04               .45
December 31, 1998***                                      28.02               .26(a)            .47               .73
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                           $ 7.79            $ (.01)(a)       $ (1.67)          $ (1.68)
December 31, 2000*******                                  10.00              (.04)(a)         (2.17)            (2.21)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                           $14.58            $ (.01)(a)       $ (2.33)          $ (2.34)
December 31, 2000                                         10.50              (.01)(a)          4.09              4.08
December 31, 1999                                         10.93                --(a)           (.43)             (.43)
December 31, 1998****                                     10.00              (.01)(a)(b)        .95               .94
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                           $ 8.97            $  .48(a)        $  (.26)          $   .22
December 31, 2000                                         11.08              1.13(a)          (1.97)             (.84)
December 31, 1999                                         11.70              1.11(a)           (.47)              .64
December 31, 1998****                                     12.99               .79(a)          (2.08)            (1.29)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                           $12.58            $  .36(a)        $   .10           $   .46
December 31, 2000                                         12.51               .81(a)            .11               .92
December 31, 1999                                         13.73               .76(a)          (1.04)             (.28)
December 31, 1998****                                     12.88               .50(a)            .35               .85
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                              From         In Excess
                                                            From               Net            of Net              From
                                                             Net          Realized          Realized            Return
                                                      Investment           Gain on           Gain on                of
Period ended                                              Income       Investments       Investments           Capital
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                          $    --            $   --(e)          $  --              $ --
December 31, 2000*******                                   (.22)             (.11)               --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                          $    --            $(2.16)            $  --              $ --
December 31, 2000                                          (.54)             (.01)               --                --
December 31, 1999                                            --                --                --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000**********                                  --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                          $  (.67)           $   --             $  --              $ --
December 31, 2000                                          (.79)               --                --                --
December 31, 1999                                          (.73)               --                --                --
December 31, 1998***                                         --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                          $  (.29)           $   --             $  --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                          (.23)             (.02)               --              (.01)
December 31, 1998****                                      (.09)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                          $  (.16)           $(1.69)            $  --              $ --
December 31, 2000                                          (.33)            (1.76)               --                --
December 31, 1999                                          (.37)            (1.06)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                          $    --            $(3.61)            $  --              $ --
December 31, 2000                                          (.18)            (4.77)               --                --
December 31, 1999                                          (.08)            (1.77)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                          $  (.39)           $ (.29)            $  --              $ --
December 31, 2000                                          (.49)            (2.34)               --                --
December 31, 1999                                          (.41)            (2.04)               --                --
December 31, 1998***                                         --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000*******                                     --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                            --(e)             --                --                --
December 31, 1998****                                      (.01)               --                --                --(e)
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                          $ (1.25)           $   --             $  --              $ --
December 31, 2000                                         (1.27)               --                --                --
December 31, 1999                                         (1.26)               --                --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                          $  (.86)           $   --             $  --              $ --
December 31, 2000                                          (.85)               --                --                --
December 31, 1999                                          (.73)           $ (.21)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                                                                             Return at
                                                                             Total  Net Asset Value,         Net Asset
Period ended                                                         Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                                            $    --(e)         $11.09              2.04*
December 31, 2000*******                                                     (.33)            10.87             11.98*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                                            $ (2.16)           $ 5.99            (12.12)*
December 31, 2000                                                            (.55)             9.27            (44.34)
December 31, 1999                                                              --             17.25            107.08
December 31, 1998****                                                          --              8.33             (2.80)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                                            $    --            $ 8.46             (6.62)*
December 31, 2000**********                                                    --              9.06             (9.40)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                                            $  (.67)           $ 8.58              1.50*
December 31, 2000                                                            (.79)             9.11             (0.07)
December 31, 1999                                                            (.73)             9.90              1.65
December 31, 1998***                                                           --             10.47             (4.38)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                                            $  (.29)           $10.80              1.49*
December 31, 2000                                                              --             10.94              9.62
December 31, 1999                                                            (.26)             9.98              (.41)
December 31, 1998****                                                        (.09)            10.28              3.69*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                                            $ (1.85)           $13.85             (5.30)*
December 31, 2000                                                           (2.09)            16.67             (4.87)
December 31, 1999                                                           (1.43)            19.60             11.76
December 31, 1998****                                                          --             18.95              4.35*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                                            $ (3.61)           $10.42            (21.05)*
December 31, 2000                                                           (4.95)            18.02            (29.75)
December 31, 1999                                                           (1.85)            30.41             64.56
December 31, 1998****                                                          --             20.28             12.48*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                                            $  (.68)           $24.72             (1.28)*
December 31, 2000                                                           (2.83)            25.76              7.92
December 31, 1999                                                           (2.45)            26.75              1.47
December 31, 1998***                                                           --             28.75              2.61*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                                            $    --            $ 6.11            (21.57)*
December 31, 2000*******                                                       --              7.79            (22.10)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                                            $    --            $12.24            (16.05)*
December 31, 2000                                                              --             14.58             38.86
December 31, 1999                                                              --(e)          10.50             (3.90)
December 31, 1998****                                                        (.01)            10.93              9.40*
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                                            $ (1.25)           $ 7.94              2.23*
December 31, 2000                                                           (1.27)             8.97             (8.51)
December 31, 1999                                                           (1.26)            11.08              5.81
December 31, 1998****                                                          --             11.70             (9.93)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                                            $  (.86)           $12.18              3.72*
December 31, 2000                                                            (.85)            12.58              7.79
December 31, 1999                                                            (.94)            12.51             (2.16)
December 31, 1998****                                                          --             13.73              6.60*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund
June 30, 2001+                                   $  44,473               .48*             2.30*                418.40*
December 31, 2000*******                             7,690               .95(b)*          5.21(b)*             336.72*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
June 30, 2001+                                   $   7,319               .62*              .22*                 53.00*
December 31, 2000                                    6,919              1.22              (.19)                149.46
December 31, 1999                                    6,866              1.28              (.64)                145.51
December 31, 1998****                                  111               .85*             (.10)*               136.49
------------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
June 30, 2001+                                   $   5,262               .66*              .17*                 74.94*
December 31, 2000**********                            989              1.22*             (.66)*                89.87*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Diversified Income Fund
June 30, 2001+                                   $  83,879               .48*             4.46*                141.84*
December 31, 2000                                   68,832               .93              8.45                 169.27
December 31, 1999                                   23,182               .93              7.67                 117.02
December 31, 1998***                                 1,963               .69*             5.74*                186.80
------------------------------------------------------------------------------------------------------------------------
Putnam VT The George Putnam Fund of Boston
June 30, 2001+                                   $ 122,447               .46*             1,44*                209.55*
December 31, 2000                                   94,236               .91              3.27                 154.53
December 31, 1999                                   38,566               .98              3.00                 173.41
December 31, 1998****                                1,924               .67(b)*          1.74(b)*              99.85*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Asset Allocation Fund
June 30, 2001+                                   $  22,421               .49*             1.25*                122.19*
December 31, 2000                                   18,984               .94              2.60                 159.03
December 31, 1999                                    6,617               .92              2.15                 149.82
December 31, 1998****                                1,319               .63*             1.82*                133.80
------------------------------------------------------------------------------------------------------------------------
Putnam VT Global Growth Fund
June 30, 2001+                                   $ 100,653               .49*              .09*                109.61*
December 31, 2000                                  103,129               .91              (.43)                170.41
December 31, 1999                                   28,909               .88              (.43)                154.88
December 31, 1998****                                  823               .59*             (.34)*               164.56
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income Fund
June 30, 2001+                                   $ 641,176               .34*              .57*                 17.02*
December 31, 2000                                  513,216               .65              1.47                  55.04
December 31, 1999                                  162,112               .65              1.55                  53.68
December 31, 1998***                                 7,583               .49*             1.20*                 63.62
------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth Opportunities Fund
June 30, 2001+                                   $  45,982               .50*             (.23)*                40.71*
December 31, 2000*******                            41,072               .94*             (.39)*                57.60*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Health Sciences Fund
June 30, 2001+                                   $ 106,343               .48*             (.06)*                20.38*
December 31, 2000                                  107,991               .94              (.10)                 49.10
December 31, 1999                                   20,162               .98              (.01)                 82.45
December 31, 1998****                                2,129               .71(b)*          (.11)(b)*             39.68*
------------------------------------------------------------------------------------------------------------------------
Putnam VT High Yield Fund
June 30, 2001+                                   $  52,804               .46*             5.58*                 48,22*
December 31, 2000                                   38,039               .89             11.61                  69.05
December 31, 1999                                   17,646               .87             10.01                  52.96
December 31, 1998****                                1,840               .58*             7.63*                 52.00
------------------------------------------------------------------------------------------------------------------------
Putnam VT Income Fund
June 30, 2001+                                   $  95,828               .42*             2.88*                501.98*
December 31, 2000                                   55,669               .82              6.74                 238.00
December 31, 1999                                   18,116               .82              6.14                 220.90
December 31, 1998****                                2,288               .56*             4.03*                233.04
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                           $17.67            $  .09(a)        $ (2.63)          $ (2.54)
December 31, 2000                                         21.63               .21(a)          (1.97)            (1.76)
December 31, 1999                                         13.51               .05(a)           8.07              8.12
December 31, 1998****                                     13.44              (.04)(a)           .15               .11
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                           $13.25            $  .09(a)        $ (1.98)          $ (1.89)
December 31, 2000                                         15.22               .13(a)            .08               .21
December 31, 1999                                         12.24               .15(a)           2.83              2.98
December 31, 1998***                                      13.36              (.01)(a)          (.57)             (.58)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                           $13.67            $  .04(a)        $ (3.15)          $ (3.11)
December 31, 2000                                         23.28              (.13)(a)         (8.44)            (8.57)
December 31, 1999                                         11.48              (.16)(a)         11.96             11.80
December 31, 1998****                                     11.39              (.05)(a)(b)        .14               .09
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                           $12.31            $  .01(a)        $ (1.86)          $ (1.85)
December 31, 2000                                         15.13              (.01)(a)         (2.81)            (2.82)
December 31, 1999                                         11.64              (.01)(a)          3.50              3.49
December 31, 1998****                                     10.00               .01(a)(b)        1.64              1.65
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                           $ 1.00            $.0238           $    --           $ .0238
December 31, 2000                                          1.00             .0566                --             .0566
December 31, 1999                                          1.00             .0460                --             .0460
December 31, 1998****                                      1.00             .0338(a)             --             .0338
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                           $29.77           $  (.05)(a)       $ (5.93)          $ (5.98)
December 31, 2000                                         43.44              (.18)(a)        (10.00)           (10.18)
December 31, 1999                                         26.04              (.15)(a)         17.92             17.77
December 31, 1998****                                     23.94              (.05)(a)          2.15              2.10
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                           $13.49            $  .08(a)        $  1.00           $  1.08
December 31, 2000                                         11.85               .20(a)           2.26              2.46
December 31, 1999                                         12.02               .17(a)           (.13)              .04
December 31, 1998****                                     11.91               .13(a)            .13               .26
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                           $11.03            $ (.03)(a)       $ (3.40)          $ (3.43)
December 31, 2000                                         22.76              (.10)(a)        (11.40)           (11.50)
December 31, 1999                                         10.08              (.10)(a)(b)      12.84             12.74
December 31, 1998****                                     10.00              (.03)(a)(b)        .11               .08
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                           $14.28            $  .03(a)        $ (1.56)          $ (1.53)
December 31, 2000                                         14.67               .05(a)           (.34)             (.29)
December 31, 1999                                         11.90               .02(a)(b)        3.23              3.25
December 31, 1998*****                                    10.00               .02(a)(b)        1.90              1.92
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                           $12.79            $  .02(a)        $  2.05           $  2.07
December 31, 2000                                         10.30               .05(a)           2.47              2.52
December 31, 1999******                                   10.00              (.03)(a)           .37               .34
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                           $ 6.97            $ (.03)(a)       $ (1.88)          $ (1.91)
December 31, 2000********                                 10.00              (.07)(a)         (2.96)            (3.03)
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                              From         In Excess
                                                            From               Net            of Net              From
                                                             Net          Realized          Realized            Return
                                                      Investment           Gain on           Gain on                of
Period ended                                              Income       Investments       Investments           Capital
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                          $  (.04)           $(1.75)            $  --              $ --
December 31, 2000                                          (.41)            (1.79)               --                --
December 31, 1999                                            --                --                --                --
December 31, 1998****                                      (.03)               --                --              (.01)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                          $  (.12)           $ (.72)            $  --              $ --
December 31, 2000                                          (.68)            (1.50)               --                --
December 31, 1999                                            --                --                --                --
December 31, 1998***                                       (.11)             (.19)             (.18)             (.06)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000                                          (.01)            (1.03)               --                --(e)
December 31, 1999                                            --(e)             --                --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000                                            --                --                --                --
December 31, 1999                                            --                --                --                --
December 31, 1998****                                      (.01)               --                --                --(e)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                          $(.0238)           $   --             $  --              $ --
December 31, 2000                                        (.0566)               --                --                --
December 31, 1999                                        (.0460)               --                --                --
December 31, 1998****                                    (.0338)               --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                          $    --            $(4.42)            $  --              $ --
December 31, 2000                                            --             (3.49)               --                --
December 31, 1999                                            --              (.37)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                          $  (.13)           $ (.37)            $  --              $ --
December 31, 2000                                          (.18)             (.64)               --                --
December 31, 1999                                            --              (.21)               --                --
December 31, 1998****                                      (.13)             (.02)               --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000                                            --              (.23)               --                --(e)
December 31, 1999                                            --              (.06)               --                --
December 31, 1998****                                        --                --                --                --(e)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                          $  (.04)           $ (.63)            $  --              $ --
December 31, 2000                                            --              (.10)               --                --
December 31, 1999                                          (.02)             (.46)               --                --
December 31, 1998*****                                     (.01)             (.01)               --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                          $    --(e)         $ (.07)            $  --              $ --
December 31, 2000                                          (.03)               --                --                --
December 31, 1999******                                      --                --              (.03)             (.01)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000********                                    --                --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                                                                             Return at
                                                                             Total  Net Asset Value,         Net Asset
Period ended                                                         Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                                            $ (1.79)           $13.34            (14.32)*
December 31, 2000                                                           (2.20)            17.67             (9.61)
December 31, 1999                                                              --             21.63             60.10
December 31, 1998****                                                        (.04)            13.51               .81*
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                                            $  (.84)           $10.52            (14.38)*
December 31, 2000                                                           (2.18)            13.25              1.33
December 31, 1999                                                              --             15.22             24.35
December 31, 1998***                                                         (.54)            12.24             (4.24)*
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                                            $    --            $10.56            (22.75)*
December 31, 2000                                                           (1.04)            13.67            (38.67)
December 31, 1999                                                              --(e)          23.28            102.80
December 31, 1998****                                                          --             11.48               .79*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                                            $    --            $10.46            (15.03)*
December 31, 2000                                                              --             12.31            (18.64)
December 31, 1999                                                              --             15.13             29.98
December 31, 1998****                                                        (.01)            11.64             16.54*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                                            $(.0238)           $ 1.00              2.40*
December 31, 2000                                                          (.0566)             1.00              5.82
December 31, 1999                                                          (.0460)             1.00              4.66
December 31, 1998****                                                      (.0338)             1.00              3.42*
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                                            $ (4.42)           $19.37            (18.23)*
December 31, 2000                                                           (3.49)            29.77            (26.20)
December 31, 1999                                                            (.37)            43.44             69.10
December 31, 1998****                                                          --             26.04              8.77*
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                                            $  (.50)           $14.07              8.32*
December 31, 2000                                                            (.82)            13.49             22.37
December 31, 1999                                                            (.21)            11.85               .26
December 31, 1998****                                                        (.15)            12.02              2.28*
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                                            $    --            $ 7.60            (31.10)*
December 31, 2000                                                            (.23)            11.03            (51.09)
December 31, 1999                                                            (.06)            22.76            126.45
December 31, 1998****                                                          --             10.08               .82*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                                            $  (.67)           $12.08            (10.38)*
December 31, 2000                                                            (.10)            14.28             (1.98)
December 31, 1999                                                            (.48)            14.67             27.69
December 31, 1998*****                                                       (.02)            11.90             19.19*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                                            $  (.07)           $14.79             16.25*
December 31, 2000                                                            (.03)            12.79             24.44
December 31, 1999******                                                      (.04)            10.30              3.37*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                                            $    --            $ 5.06            (27.40)*
December 31, 2000********                                                      --              6.97            (30.30)*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth Fund
June 30, 2001+                                   $ 245,963               .55*              .62*                 47.28*
December 31, 2000                                  197,754              1.09              1.13                  78.84
December 31, 1999                                   40,448              1.17               .31                 107.38
December 31, 1998****                                1,234               .83*             (.29)*                98.31
------------------------------------------------------------------------------------------------------------------------
Putnam VT International Growth and Income Fund
June 30, 2001+                                   $  40,220               .57*              .77*                 74.91*
December 31, 2000                                   36,934              1.12               .97                  82.02
December 31, 1999                                   10,652              1.13              1.08                  92.27
December 31, 1998***                                   926               .84(b)*          (.07)(b)*             62.61
------------------------------------------------------------------------------------------------------------------------
Putnam VT International New Opportunities Fund
June 30, 2001+                                   $ 177,263               .70*              .32*                127.73*
December 31, 2000                                  184,660              1.36              (.74)                189.71
December 31, 1999                                   33,554              1.56              (.97)                196.53
December 31, 1998****                                   85              1.18(b)*          (.44)(b)*            157.72
------------------------------------------------------------------------------------------------------------------------
Putnam VT Investors Fund
June 30, 2001+                                   $ 279,100               .41*              .06*                 44.12*
December 31, 2000                                  279,598               .80              (.06)                 76.32
December 31, 1999                                  101,795               .86              (.11)                 65.59
December 31, 1998****                                2,619               .67(b)*           .03(b)*              42.97*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Money Market Fund
June 30, 2001+                                   $ 120,273               .33*             2.29*                    --
December 31, 2000                                  101,820               .65              5.81                     --
December 31, 1999                                   41,516               .64              4.61                     --
December 31, 1998****                               13,188               .46*             3.18*                    --
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Opportunities Fund
June 30, 2001+                                   $ 224,217               .37*             (.20)*                38.55*
December 31, 2000                                  231,779               .72              (.45)                 53.64
December 31, 1999                                   62,977               .74              (.47)                 71.14
December 31, 1998****                                1,359               .51*             (.25)*                59.75
------------------------------------------------------------------------------------------------------------------------
Putnam VT New Value Fund
June 30, 2001+                                   $  59,531               .48*              .60*                 38.02*
December 31, 2000                                   30,806               .94              1.65                  83.62
December 31, 1999                                    9,541               .95              1.43                  98.21
December 31, 1998****                                  414               .65*             1.26*                130.96
------------------------------------------------------------------------------------------------------------------------
Putnam VT OTC & Emerging Growth Fund
June 30, 2001+                                   $  68,477               .50*             (.37)*                63.30*
December 31, 2000                                   74,367               .96              (.59)                 88.63
December 31, 1999                                   24,432              1.05(b)           (.68)(b)             127.98
December 31, 1998****                                  541               .71(b)*          (.42)(b)*             59.93*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Research Fund
June 30, 2001+                                   $ 110,327               .45*              .25*                 83.16*
December 31, 2000                                   88,834               .93               .35                 161.52
December 31, 1999                                   26,210              1.00(b)            .13(b)              169.16
December 31, 1998*****                                 255               .25(b)*           .15(b)*              19.76*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Small Cap Value Fund
June 30, 2001+                                   $  66,307               .56*              .14*                 21.40*
December 31, 2000                                   30,586              1.25               .44                  34.05
December 31, 1999******                              6,384              1.39*             (.31)*                48.24*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
June 30, 2001+                                   $  14,783               .81*             (.62)*               197.04*
December 31, 2000********                           12,473              1.12*             (.89)*               150.70*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                    Investment Operations
                                                                                                 Net
                                                             Net                        Realized and
                                                           Asset                          Unrealized
                                                          Value,               Net        Gain(Loss)        Total from
                                                       Beginning        Investment                on        Investment
Period ended                                           of Period      Income(Loss)       Investments        Operations
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                           $18.09            $  .18(a)        $ (2.15)          $ (1.97)
December 31, 2000                                         16.95               .45(a)           2.26              2.71
December 31, 1999                                         18.19               .47(a)           (.69)             (.22)
December 31, 1998****                                     16.19               .29(a)           1.71              2.00
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                           $19.60            $ (.02)(a)       $ (4.53)          $ (4.55)
December 31, 2000                                         20.65              (.08)(a)          (.72)             (.80)
December 31, 1999                                         14.73              (.07)(a)          7.62              7.55
December 31, 1998****                                     13.76              (.02)(a)           .99               .97
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                           $48.64            $  .07(a)        $ (7.30)          $ (7.23)
December 31, 2000                                         66.11               .01(a)          (8.99)            (8.98)
December 31, 1999                                         45.81              (.10)(a)         24.62             24.52
December 31, 1998****                                     41.55              (.01)(a)          4.27              4.26
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                           $ 7.18            $ (.02)(a)       $ (1.20)          $ (1.22)
December 31, 2000*********                                10.00              (.07)(a)         (2.75)            (2.82)
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
 ------------------------------------------------------------------------------------------------------------------------
                                                                    Less Distributions:
                                                                              From         In Excess
                                                            From               Net            of Net              From
                                                             Net          Realized          Realized            Return
                                                      Investment           Gain on           Gain on                of
Period ended                                              Income       Investments       Investments           Capital
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                          $  (.49)           $ (.85)            $  --              $ --
December 31, 2000                                          (.56)            (1.01)               --                --
December 31, 1999                                          (.50)             (.52)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                          $    --            $(1.76)            $  --              $ --
December 31, 2000                                            --              (.25)               --                --
December 31, 1999                                            --             (1.63)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                          $    --            $(9.60)            $  --              $ --
December 31, 2000                                            --(e)          (8.49)               --                --
December 31, 1999                                          (.05)            (4.17)               --                --
December 31, 1998****                                        --                --                --                --
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                          $    --            $   --             $  --              $ --
December 31, 2000*********                                   --                --                --                --
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Total
                                                                                                            Investment
                                                                                                             Return at
                                                                             Total  Net Asset Value,         Net Asset
Period ended                                                         Distributions     End of Period       Value(%)(c)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                                            $ (1.34)           $14.78            (11.09)*
December 31, 2000                                                           (1.57)            18.09             17.45
December 31, 1999                                                           (1.02)            16.95             (0.79)
December 31, 1998****                                                          --             18.19             12.35*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                                            $ (1.76)           $13.29            (22.07)*
December 31, 2000                                                            (.25)            19.60             (4.09)
December 31, 1999                                                           (1.63)            20.65             52.59
December 31, 1998****                                                          --             14.73              7.05*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                                            $ (9.60)           $31.81            (13.58)*
December 31, 2000                                                           (8.49)            48.64            (16.54)
December 31, 1999                                                           (4.22)            66.11             58.01
December 31, 1998****                                                          --             45.81             10.25*
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                                            $    --            $ 5.96            (16.99)*
December 31, 2000*********                                                     --              7.18            (28.20)*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.





PUTNAM VARIABLE TRUST

Financial Highlights
CLASS IB
------------------------------------------------------------------------------------------------------------------------
                                                                                        Ratio of Net
                                                                          Ratio of        Investment
                                                     Net Assets,          Expenses      Income(Loss)
                                                   End of Period    to Average Net        to Average         Portfolio
Period ended                                      (in thousands)      Assets(%)(d)     Net Assets(%)       Turnover(%)
------------------------------------------------------------------------------------------------------------------------
Putnam VT Utilities Growth and
Income Fund
June 30, 2001+                                   $  59,296               .44*             1.11*                 62.80*
December 31, 2000                                   48,543               .87              2.68                  28.88
December 31, 1999                                   11,337               .86              2.77                  26.16
December 31, 1998****                                1,799               .59*             1.98*                 24.77
------------------------------------------------------------------------------------------------------------------------
Putnam VT Vista Fund
June 30, 2001+                                   $ 311,411               .42*             (.15)*                59.93*
December 31, 2000                                  297.024               .82              (.36)                104.60
December 31, 1999                                   37,506               .90              (.42)                133.32
December 31, 1998****                                  851               .62*             (.18)*               116.48
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund
June 30, 2001+                                   $ 494,300               .37*              .21*                 65.89*
December 31, 2000                                  485,116               .71               .02                  92.54
December 31, 1999                                  155,889               .72              (.21)                 85.13
December 31, 1998****                                4,332               .49*             (.04)*                62.99
------------------------------------------------------------------------------------------------------------------------
Putnam VT Voyager Fund II
June 30, 2001+                                   $   8,097               .67*             (.39)*                50.72*
December 31, 2000*********                           1,921               .89*             (.67)*                28.20*
------------------------------------------------------------------------------------------------------------------------

See page 198 for Notes to Financial Highlights.




PUTNAM VARIABLE TRUST

Notes to Financial Highlights

+         Unaudited.
*         Not annualized.
** For the period January 2, 1997 (commencement of operations) to December 31, 1997.
*** For the period April 6, 1998 (commencement of operations) to December 31, 1998.
**** For the period April 30, 1998 (commencement of operations) to December 31, 1998.
***** For the period September 30, 1998 (commencement of operations) to December 31, 1998.
****** For the period April 30, 1999 (commencement of operations) to December 31, 1999.
******* For the period February 1, 2000 (commencement of operations) to December 31, 2000.
******** For the period June 14, 2000 (commencement of operations) to December 31, 2000.
********* For the period September 29, 2000 (commencement of operations)
          to December 31, 2000.
(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.
(b) Reflects an expense limitation in effect during the period. As a result of such limitation, expenses of the following funds reflect a reduction of approximately the amounts per share noted for the following periods:

                                                                    12/31/00          12/31/99         12/31/98           12/31/97
                                                                   ----------        ----------       -------------      ----------
          Putnam VT American Government Income Fund Class IA        0.02
          Putnam VT American Government Income Fund Class IB        0.02
          Putnam VT The George Putnam Fund of Boston Class IA                                          0.03
          Putnam VT The George Putnam Fund of Boston Class IB                                          0.03
          Putnam VT Health Sciences Fund Class IA                                                      0.01
          Putnam VT Health Sciences Fund Class IB                                                      0.01
          Putnam VT International Growth Fund Class IA                                                                    0.01
          Putnam VT International New Opportunities Fund Class IA                                      less than .01      0.02
          Putnam VT International New Opportunities Fund Class IB                                      less than .01
          Putnam VT Investors Fund Class IA                                                            less than .01
          Putnam VT Investors Fund Class IB                                                            less than .01
          Putnam VT OTC & Emerging Growth Fund Class IA                               0.02             0.06
          Putnam VT OTC & Emerging Growth Fund Class IB                               0.02             0.05
          Putnam VT Research Fund Class IA                                            0.01             0.03
          Putnam VT Research Fund Class IB                                            0.01             0.03


(c)       Total return assumes dividend reinvestment.
(d) Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).
(e)       Amount represents less than $0.01 per share.





PUTNAM VARIABLE TRUST

Notes to Financial Statements
June 30, 2001 (Unaudited)

NOTE 1

SIGNIFICANT
ACCOUNTING
POLICIES

Putnam Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company (except for Putnam VT Health Sciences Fund, Putnam VT Technology Fund and Putnam VT Utilities Growth and Income Fund, which are non-diversified) each of which consists of a series of investment portfolios (the "funds"), each of which is represented by a separate series of class IA shares and class IB shares of beneficial interest. The Trust currently offers the following twenty-seven funds: Putnam VT American Government Income Fund, Putnam VT Asia Pacific Growth Fund, Putnam VT Capital Appreciation Fund, Putnam VT Diversified Income Fund, Putnam VT The George Putnam Fund of Boston, Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT Growth Opportunities Fund, Putnam VT Health Sciences Fund, Putnam VT High Yield Fund, Putnam VT Income Fund, Putnam VT International Growth Fund, Putnam VT International Growth and Income Fund, Putnam VT International New Opportunities Fund, Putnam VT Investors Fund, Putnam VT Money Market Fund, Putnam VT New Opportunities Fund, Putnam VT New Value Fund, Putnam VT OTC & Emerging Growth Fund, Putnam VT Research Fund, Putnam VT Small Cap Value Fund, Putnam VT Technology Fund, Putnam VT Utilities Growth and Income Fund, Putnam VT Vista Fund, Putnam VT Voyager Fund and Putnam VT Voyager Fund II.

The Trust offers class IA and class IB shares. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee.

Expenses of each fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation For all funds other than Putnam VT Money Market Fund, investments for which market quotations are readily available are stated at market value, which is determined using the last reported sales price on its principal exchange, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value. Other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees. Market quotations are not considered to be readily available for certain debt obligations; such investments are stated at fair value on the basis of valuations furnished by a pricing service or dealers, approved by the Trustees, which determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and variable relationships between securities that are generally recognized by institutional traders. See sections F, G, H, I, J and K with respect to the valuation of forward currency contracts, futures and options contracts, swap contracts, and TBA purchase and sale commitments.

The valuation of Putnam VT Money Market Fund's portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at cost originally and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, each fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the Trust's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The funds, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund's are informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the security received.

Interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

For all funds other than Putnam VT Money Market Fund, all premiums/discounts are amortized/accreted on a yield-to-maturity basis.

For Putnam VT Money Market Fund, premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

E) Foreign currency translation The accounting records of the Trust are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The Trust does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

F) Forward currency contracts Each fund, except Putnam VT Money Market Fund, may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked-to-market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Futures and options contracts Each fund, except Putnam VT Money Market Fund, may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The same funds may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to each fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

H) Equity swap contracts Putnam VT Global Asset Allocation Fund, Putnam VT Global Growth Fund, Putnam VT Growth and Income Fund, Putnam VT International New Opportunities Fund, and Putnam VT International Growth Fund, may engage in equity swap agreements, which are arrangements to exchange the return generated by one instrument for the return generated by another instrument. To manage its exposure to equity markets each fund may enter into equity swap agreements, which involve a commitment by one party to pay interest in exchange for a market-linked return based on a notional principal amount. To the extent that the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty, respectively. Equity swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the end of the measurement period are recorded as realized gains or losses. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform.

I) Interest rate swap contracts Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund and Putnam VT High Yield Fund may engage in interest rate swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Each fund may enter into interest rate swap agreements to manage the funds exposure to interest rates. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments made or received are included as part of interest income. Payments received or made upon early termination are recorded as realized gain or loss. Each fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or that the counterparty may default on its obligation to perform.

J) TBA purchase commitments Each fund, except for Putnam VT Money Market Fund, may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than .01% from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security valuation" above.

Although a fund will generally enter into TBA purchase commitments with the intention of acquiring securities for their portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

K) TBA sale commitments Each fund, except for Putnam VT Money Market Fund, may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

L) Security lending Each fund, except, Putnam VT American Government Income Fund, Putnam VT International Growth and Income Fund, and Putnam VT Money Market Fund, may lend securities, through its agent Citibank N.A., to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by Citibank N.A., the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At June 30, 2001, the value of securities loaned, which is pooled with collateral from other Putnam Funds into 64 (except Putnam VT Utilities Growth and Income Fund which is invested in
65) issuers of high-grade, short term investments amounted to the following:

                                         Loaned Amount  Cash Collateral
-----------------------------------------------------------------------
Putnam VT Asia Pacific
Growth Fund                                   $563,940         $564,606
Putnam VT The George
Putnam Fund of Boston                        1,627,158        1,670,220
Putnam VT Global
Growth Fund                                 10,929,077       11,167,700
Putnam VT Growth
and Income Fund                             25,066,209       26,036,534
Putnam VT Health
Sciences Fund                               31,093,641       34,801,147
Putnam VT International
Growth Fund                                  1,819,320        1,914,000
Putnam VT International
New Opportunities Fund                         756,364          776,542
Putnam VT Investors Fund                     8,782,538        9,063,860
Putnam VT New Value Fund                     7,319,432        8,371,080
Putnam VT Research Fund                      2,014,954        2,090,389
Putnam VT Small Cap Value Fund               4,806,945        5,150,350
Putnam VT Technology Fund                    2,484,165        2,504,593
Putnam VT Utilities Growth
and Income Fund                             49,946,895       52,185,428
Putnam VT Vista Fund                        72,717,546       75,155,384
Putnam VT Voyager Fund                      47,681,057       49,351,886
-----------------------------------------------------------------------

M) Line of credit Each fund, except Putnam VT Money Market Fund, Putnam VT American Government Income Fund, Putnam VT Technology Fund, Putnam VT Capital Appreciation Fund, and Putnam VT Voyager Fund II, has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the funds maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations.

For the six months ended June 30, 2001, the funds had no borrowings against the line of credit.

N) Federal income taxes Each fund of the Trust is created as a separate entity for federal income tax purposes. It is the policy of each fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of each fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At December 31, 2000, the following funds had capital loss carryovers, which will expire on the following dates:

                        Loss Carryover         Expiration Date
--------------------------------------------------------------
Putnam VT Capital
Appreciation Fund              $78,000       December 31, 2008
Putnam VT Diversified
Income Fund                 16,535,000       December 31, 2006
                            29,254,000       December 31, 2007
                            17,509,000       December 31, 2008
Putnam VT George
Putnam Fund of Boston       10,625,000       December 31, 2008
Putnam VT Growth
Opportunities Fund           9,529,000       December 31, 2008
Putnam VT Health
Sciences Fund                1,006,000       December 31, 2006
                            15,598,000       December 31, 2007
Putnam VT High
Yield Fund                  16,523,000       December 31, 2006
                            60,940,000       December 31, 2007
                            69,811,000       December 31, 2008
Putnam VT Income Fund       16,103,000       December 31, 2007
                            27,878,000       December 31, 2008
Putnam VT International
New Opportunities Fund      72,898,000       December 31, 2008
Putnam VT Investors Fund     7,383,000       December 31, 2006
                             7,276,000       December 31, 2007
                           120,474,000       December 31, 2008
Putnam VT OTC &
Emerging Growth Fund       131,657,000       December 31, 2008
Putnam VT Technology Fund    1,302,000       December 31, 2008
Putnam VT Voyager Fund II       73,000       December 31, 2008
--------------------------------------------------------------

These capital loss carryovers may be used to offset future capital gains, if any.

O) Distributions to shareholders For Putnam VT Money Market Fund, income dividends are recorded daily by the fund and are paid monthly to shareholders. For all other funds, distributions to shareholders from net investment income are recorded by each fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

P) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Q) Beneficial interest At June 30, 2001, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of each fund. From 30.4% to 97.5% of each fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE SERVICES,
AND OTHER TRANSACTIONS

Compensation of Putnam Management, for management and investment advisory services, is paid quarterly based on the average net assets of the funds. The following summarizes the management fee rates in effect at June 30, 2001:


                                                       Rate
-------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund                     0.80% of the first $500 million of average net assets,
Putnam VT Global Growth Fund                           0.70% of the next $500 million,
Putnam VT International Growth Fund                    0.65% of the next $500 million,
Putnam VT International Growth and Income Fund         0.60% of the next $5 billion,
Putnam VT Small Cap Value Fund                         0.575% of the next $5 billion,
                                                       0.555% of the next $5 billion,
                                                       0.54% of the next $5 billion,
                                                       and 0.53% thereafter.
 .............................................................................................................
Putnam VT Money Market Fund                            0.45% of first $500 million of average net assets,
                                                       0.35% of the next $500 million,
                                                       0.30% of the next $500 million,
                                                       0.25% of the next $5 billion,
                                                       0.225% of the next $5 billion,
                                                       0.205% of the next $5 billion,
                                                       0.19% of the next $5 billion,
                                                       and 0.18% thereafter.
 .............................................................................................................
Putnam VT The George Putnam Fund of Boston             0.65% of first $500 million of average net assets,
Putnam VT Growth and Income Fund                       0.55% of the next $500 million,
Putnam VT Income Fund                                  0.50% of the next $500 million,
Putnam VT Investors Fund                               0.45% of the next $5 billion,
Putnam VT Research Fund                                0.425% of the next $5 billion,
Putnam VT Vista Fund                                   0.405% of the next $5 billion,
                                                       0.39% of the next $5 billion,
                                                       and 0.38% thereafter.
 .............................................................................................................
Putnam VT Diversified Income Fund                      0.70% of first $500 million of average net assets,
Putnam VT Global Asset Allocation Fund                 0.60% of the next $500 million,
Putnam VT Health Sciences Fund                         0.55% of the next $500 million,
Putnam VT High Yield Fund                              0.50% of the next $5 billion,
Putnam VT New Opportunities Fund                       0.475% of the next $5 billion,
Putnam VT New Value Fund                               0.455% of the next $5 billion,
Putnam VT OTC & Emerging Growth Fund                   0.44% of the next $5 billion,
Putnam VT Utilities Growth and Income Fund             and 0.43% thereafter.
Putnam VT Voyager Fund
 .............................................................................................................
Putnam VT International New Opportunities Fund         1.00% of the first $500 million of average net assets,
Putnam VT Technology Fund                              0.90% of the next $500 million,
                                                       0.85% of the next $500 million,
                                                       0.80% of the next $5 billion,
                                                       0.775% of the next $5 billion,
                                                       0.755% of the next $5 billion,
                                                       0.74% of the next $5 billion,
                                                       and 0.73% thereafter.
 .............................................................................................................
Putnam VT American Government Income Fund              0.65% of the first $500 million of average net assets,
                                                       0.55% of the next $500 million,
                                                       0.50% of the next $500 million,
                                                       0.45% of the next $5 billion,
                                                       0.425% of the next $5 billion,
                                                       0.405% of the next $5 billion,
                                                       0.39% of the next $5 billion,
                                                       0.38% of the next $5 billion,
                                                       0.37% of the next $5 billion,
                                                       0.36% of the next $5 billion,
                                                       0.35% of the next $5 billion,
                                                       and 0.34% of any excess thereafter.
 .............................................................................................................
Putnam VT Growth Opportunities Fund                    0.70% of the first $500 million of average net assets,
                                                       0.60% of the next $500 million,
                                                       0.55% of the next $500 million,
                                                       0.50% of the next $5 billion,
                                                       0.475% of the next $5 billion,
                                                       0.455% of the next $5 billion,
                                                       0.44% of the next $5 billion,
                                                       0.43% of the next $5 billion,
                                                       and 0.42% of any excess thereafter.
 .............................................................................................................
Putnam VT Capital Appreciation Fund                    0.65% of the first $500 million of average net assets,
                                                       0.55% of the next $500 million,
                                                       0.50% of the next $500 million,
                                                       0.45% of the next $5 billion,
                                                       0.425% of the next $5 billion,
                                                       0.405% of the next $5 billion,
                                                       0.39% of the next $5 billion,
                                                       0.38% of the next $5 billion,
                                                       0.37% of the next $5 billion,
                                                       0.36% of the next $5 billion,
                                                       0.35% of the next $5 billion,
                                                       0.34% of the next $5 billion,
                                                       0.33% of the next $8.5 billion,
                                                       and 0.32% of any excess thereafter.
 .............................................................................................................
Putnam VT Voyager Fund II                              0.70% of the first $500 million of average net assets,
                                                       0.60% of the next $500 million,
                                                       0.55% of the next $500 million,
                                                       0.50% of the next $5 billion,
                                                       0.475% of the next $5 billion,
                                                       0.455% of the next $5 billion,
                                                       0.44% of the next $5 billion,
                                                       0.43% of the next $5 billion,
                                                       0.42% of the next $5 billion,
                                                       0.41% of the next $5 billion,
                                                       0.40% of the next $5 billion,
                                                       0.39% of the next $5 billion,
                                                       0.38% of the next $8.5 billion,
                                                       and 0.37% of any excess thereafter.
-------------------------------------------------------------------------------------------------------------


Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) of Putnam VT American Government Income Fund through December 31, 2001, to the extent that expenses of the funds (exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC and payments under the Trust's distribution plan) would exceed an annual rate of 0.90% of the fund's average net assets.

The funds reimburse Putnam Management an allocated amount for the compensation and related expenses of certain officers of the Trust and their staff who provide administrative services to the Trust or funds. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

Under the subcustodian contract between the subcustodian bank and PFTC, the subcustodian bank has a lien on the securities of Putnam VT Money Market Fund, Putnam VT OTC & Emerging Growth Fund, and Putnam VT Utilities Growth and Income Fund to the extent permitted by each fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At June 30, 2001 the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The funds have entered into an arrangement with PFTC whereby the credits realized as a result of uninvested cash balances are used to reduce a portion of the funds expenses. The funds also reduced expenses through brokerage service arrangements. For the six months ended June 30, 2001 the funds' expenses were reduced by the following amounts:

Putnam VT American Government Income Fund                   $  7,084
Putnam VT Asia Pacific Growth Fund                            32,750
Putnam VT Capital Appreciation Fund                              935
Putnam VT Diversified Income Fund                             22,448
Putnam VT The George Putnam Fund of Boston                    30,760
Putnam VT Global Asset Allocation Fund                       119,413
Putnam VT Global Growth Fund                                 452,416
Putnam VT Growth and Income Fund                             105,634
Putnam VT Growth Opportunities Fund                            4,570
Putnam VT Health Sciences Fund                                23,387
Putnam VT High Yield Fund                                     35,711
Putnam VT Income Fund                                         29,915
Putnam VT International Growth Fund                          149,031
Putnam VT International Growth and Income Fund               132,530
Putnam VT International New Opportunities Fund               513,711
Putnam VT Investors Fund                                     166,208
Putnam VT Money Market Fund                                   13,614
Putnam VT New Opportunities Fund                             106,141
Putnam VT New Value Fund                                      18,085
Putnam VT OTC & Emerging Growth Fund                           4,533
Putnam VT Research Fund                                       46,287
Putnam VT Small Cap Value Fund                                 6,709
Putnam VT Technology Fund                                      1,287
Putnam VT Utilities Growth and Income Fund                   112,270
Putnam VT Vista Fund                                          74,894
Putnam VT Voyager Fund                                       378,946
Putnam VT Voyager Fund II                                      2,597

Each independent Trustee of the fund receives an annual Trustee fee, of which $29,957 has been allocated to the Trust, and an additional fee for each Trustee's meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

Each fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

Each fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

Each fund has adopted a distribution plan (the "Plan") with respect to its class IB shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management, a wholly owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management at an annual rate of up to 0.35% of the fund's average net assets. The Trustees have approved payment by each fund to an annual rate of 0.25% of the average net assets of class IB shares. Prior to April 30, 2001 the annual rate for class IB was 0.15%.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the six months ended June 30, 2001, cost of purchases and proceeds from sales of investment securities (other than short-term investments) were as follows:


                                                          U.S. Government
                                                            Obligations                    Other Securities
-----------------------------------------------------------------------------------------------------------------------
                                                      Purchases              Sales         Purchases              Sales
-----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government Income Fund        $  572,707,847     $  456,452,892     $          --     $           --
Putnam VT Asia Pacific Growth Fund                           --                 --        53,058,295         67,356,147
Putnam VT Capital Appreciation Fund                          --                 --        13,752,207          4,689,245
Putnam VT Diversified Income Fund                   481,521,086        517,779,602       321,257,758        282,603,696
Putnam VT The George Putnam Fund of Boston          586,054,935        609,998,282       310,069,361        224,596,512
Putnam VT Global Asset Allocation Fund              193,479,677        240,210,721       629,710,085        676,778,636
Putnam VT Global Growth Fund                                 --                 --     1,890,557,469      2,045,774,234
Putnam VT Growth and Income Fund                             --                 --     1,508,602,429      1,882,635,655
Putnam VT Growth Opportunities Fund                          --                 --        64,022,878         44,242,974
Putnam VT Health Sciences Fund                               --                 --        99,052,838        117,854,217
Putnam VT High Yield Fund                                    --                 --       396,810,696        353,514,359
Putnam VT Income Fund                             3,781,697,365      3,722,447,826       359,255,051        260,024,012
Putnam VT International Growth Fund                          --                 --       443,696,195        382,767,665
Putnam VT International Growth and Income Fund               --                 --       282,515,835        294,322,266
Putnam VT International New Opportunities Fund               --                 --       482,571,363        485,181,252
Putnam VT Investors Fund                                     --                 --       458,977,120        450,815,077
Putnam VT New Opportunities Fund                             --                 --     1,686,695,625      1,824,665,820
Putnam VT New Value Fund                                     --                 --       271,705,712        149,043,344
Putnam VT OTC & Emerging Growth Fund                         --                 --       163,881,155        140,718,615
Putnam VT Research Fund                                      --                 --       312,687,493        256,186,702
Putnam VT Small Cap Value Fund                               --                 --       127,497,930         30,511,415
Putnam VT Technology Fund                                    --                 --        67,067,709         55,616,195
Putnam VT Utilities Growth and Income Fund                   --                 --       576,427,283        562,468,863
Putnam VT Vista Fund                                         --                 --       609,110,175        534,355,687
Putnam VT Voyager Fund                                       --                 --     4,369,335,831      4,331,358,328
Putnam VT Voyager Fund II                                    --                 --        13,642,208          4,171,734


Putnam VT Money Market Fund: Cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $10,114,452,698 and $9,948,115,155, respectively.

Written option transactions during the period are summarized as follows:


Putnam VT Diversified Income Fund
-----------------------------------------------------------------------------------------------------------------------
                                                                                  Contract Amounts    Premiums Received
-----------------------------------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                                      $       --              $    --
Options opened                                                                           1,068,809               41,844
Options expired                                                                                 --                   --
Options closed                                                                                  (9)             (20,468)
-----------------------------------------------------------------------------------------------------------------------
Written options outstanding at end of period                                            $1,068,800              $21,376
-----------------------------------------------------------------------------------------------------------------------

Putnam VT High Yield Fund
-----------------------------------------------------------------------------------------------------------------------
                                                                                  Contract Amounts    Premiums Received
-----------------------------------------------------------------------------------------------------------------------
Written options outstanding at beginning of period                                        $     --              $    --
Options opened                                                                             825,600               16,512
Options expired                                                                                 --                   --
Options closed                                                                                  --                   --
-----------------------------------------------------------------------------------------------------------------------
Written options outstanding at end of period                                              $825,600              $16,512
-----------------------------------------------------------------------------------------------------------------------



NOTE 4
CAPITAL SHARES

At June 30, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:



                                                   Six months ended June 30                  Year ended December 31
----------------------------------------------------------------------------------------------------------------------
Class IA                                                     2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                     33,799,350        $244,533,736          38,515,762        $485,564,402
Shares issued in connection with
reinvestment of distributions                    3,754,336          22,676,190             481,048           7,436,999
 ......................................................................................................................
                                                37,553,686         267,209,926          38,996,810         493,001,401
Shares repurchased                             (34,610,072)       (254,113,601)        (42,194,545)       (538,648,695)
 ......................................................................................................................
Net increase (decrease)                          2,943,614         $13,096,325          (3,197,735)       $(45,647,294)
 ......................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                      1,185,255         $10,961,484           1,004,422          $9,947,488
Shares issued in connection with
reinvestment of distributions                    4,542,666          39,521,197           5,145,052          47,334,433
 ......................................................................................................................
                                                 5,727,921          50,482,681           6,149,474          57,281,921
Shares repurchased                              (3,931,210)        (35,327,508)        (10,266,740)        (97,291,996)
 ......................................................................................................................
Net increase (decrease)                          1,796,711         $15,155,173          (4,117,266)       $(40,010,075)
 ......................................................................................................................
Putnam VT The George Putnam Fund
of Boston
Shares sold                                      4,124,889         $44,618,544           2,778,810         $28,029,124
Shares issued in connection with
reinvestment of distributions                      855,961           8,953,349                  --                  --
 ......................................................................................................................
                                                 4,980,850          53,571,893           2,778,810          28,029,124
Shares repurchased                                (458,965)         (4,955,147)         (2,612,027)        (25,913,592)
 ......................................................................................................................
Net increase                                     4,521,885         $48,616,746             166,783          $2,115,532
 ......................................................................................................................
Putnam VT Global Asset
Allocation Fund
Shares sold                                         11,189            $164,427             442,756          $7,705,476
Shares issued in connection with
reinvestment of distributions                    6,562,771          86,694,245           5,819,706         102,642,805
 ......................................................................................................................
                                                 6,573,960          86,858,672           6,262,462         110,348,281
Shares repurchased                              (4,750,590)        (70,971,855)         (8,414,991)       (147,665,668)
 ......................................................................................................................
Net decrease (increase)                          1,823,370         $15,886,817          (2,152,529)       $(37,317,387)
 ......................................................................................................................


Putnam VT Global Growth Fund
Shares sold                                      1,813,538         $22,432,403           4,392,306        $110,785,953
Shares issued in connection with
reinvestment of distributions                   38,199,459         380,084,619          18,824,651         503,182,982
 ......................................................................................................................
                                                40,012,997         402,517,022          23,216,957         613,968,935
Shares repurchased                             (13,936,688)       (182,961,873)        (13,036,145)       (294,738,117)
 ......................................................................................................................
Net increase                                    26,076,309        $219,555,149          10,180,812        $319,230,818
 ......................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                      3,474,871         $87,871,186           6,669,995        $163,946,932
Shares issued in connection with
reinvestment of distributions                    9,661,577         229,752,298          40,164,312         943,125,727
 ......................................................................................................................
                                                13,136,448         317,623,484          46,834,307       1,107,072,659
Shares repurchased                             (19,947,739)       (498,851,702)        (68,174,353)     (1,675,153,288)
 ......................................................................................................................
Net decrease                                    (6,811,291)      $(181,228,218)        (21,340,046)      $(568,080,629)
 ......................................................................................................................
Putnam VT Health Sciences Fund
Shares sold                                      1,195,552         $14,938,695          16,862,622        $223,616,972
Shares issued in connection with
reinvestment of distributions                       16,445             185,989                  --                  --
 ......................................................................................................................
                                                 1,211,997          15,124,684          16,862,622         223,616,972
Shares repurchased                              (4,400,011)        (53,346,785)         (3,644,616)        (46,899,302)
 ......................................................................................................................
Net increase (decrease)                         (3,188,014)       $(38,222,101)         13,218,006        $176,717,670
 ......................................................................................................................
Putnam VT High Yield Fund
Shares sold                                      6,492,606         $56,707,425           6,799,348         $65,669,789
Shares issued in connection with
reinvestment of distributions                   12,037,784          97,385,674          10,516,626         102,642,266
 ......................................................................................................................
                                                18,530,390         154,093,099          17,315,974         168,312,055
Shares repurchased                             (11,950,298)       (103,170,794)        (25,298,665)       (252,734,311)
 ......................................................................................................................
Net increase (decrease)                          6,580,092         $50,922,305          (7,982,691)       $(84,422,256)
 ......................................................................................................................
Putnam VT Income Fund
Shares sold                                      2,816,949         $35,833,742           1,814,108         $22,223,638
Shares issued in connection with
reinvestment of distributions                    4,639,436          56,276,353           4,921,557          58,222,016
 ......................................................................................................................
                                                 7,456,385          92,110,095           6,735,665          80,445,654
Shares repurchased                              (4,219,643)        (52,289,886)        (17,484,956)       (213,939,474)
 ......................................................................................................................
Net increase (decrease)                          3,236,742         $39,820,209         (10,749,291)      $(133,493,820)
 ......................................................................................................................
Putnam VT International Growth Fund
Shares sold                                     13,672,786        $208,163,569          25,510,188        $492,219,557
Shares issued in connection with
reinvestment of distributions                    5,301,172          70,770,656           3,403,943          70,291,422
 ......................................................................................................................
                                                18,973,958         278,934,225          28,914,131         562,510,979
Shares repurchased                             (13,506,756)       (205,763,337)        (18,572,361)       (354,864,433)
 ......................................................................................................................
Net increase                                     5,467,202         $73,170,888          10,341,770        $207,646,546
 ......................................................................................................................


Putnam VT International Growth
and Income Fund
Shares sold                                      5,206,147         $61,548,126          23,660,023        $328,708,761
Shares issued in connection with
reinvestment of distributions                    2,288,803          24,444,418           4,260,432          56,218,745
 ......................................................................................................................
                                                 7,494,950          85,992,544          27,920,455         384,927,506
Shares repurchased                              (6,616,353)        (78,170,377)        (23,674,407)       (326,281,113)
 ......................................................................................................................
Net increase                                       878,597          $7,822,167           4,246,048         $58,646,393
 ......................................................................................................................
Putnam VT International New
Opportunities Fund
Shares sold                                     16,359,969        $191,780,362          31,809,454        $619,021,932
Shares issued in connection with
reinvestment of distributions                           --                  --             818,651          19,189,175
 ......................................................................................................................
                                                16,359,969         191,780,362          32,628,105         638,211,107
Shares repurchased                             (18,586,329)       (218,220,498)        (28,192,449)       (532,011,647)
 ......................................................................................................................
Net increase (decrease)                         (2,226,360)       $(26,440,136)          4,435,656        $106,199,460
 ......................................................................................................................
Putnam VT Investors Fund
Shares sold                                      1,053,678         $11,563,311          18,710,488        $273,048,909
Shares issued in connection with
reinvestment of distributions                       64,073             631,759                  --                  --
 ......................................................................................................................
                                                 1,117,751          12,195,070          18,710,488         273,048,909
Shares repurchased                              (5,039,960)        (53,477,359)         (2,654,378)        (37,476,867)
 ......................................................................................................................
Net increase (decrease)                         (3,922,209)       $(41,282,289)         16,056,110        $235,572,042
 ......................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                             --        $895,040,549                  --      $1,878,542,098
Shares issued in connection with
reinvestment of distributions                           --          18,341,488                  --          38,745,671
 ......................................................................................................................
                                                        --         913,382,037                  --       1,917,287,769
Shares repurchased                                      --        (777,692,876)                 --      (2,102,896,484)
 ......................................................................................................................
Net increase (decrease)                                 --        $135,689,161                  --       $(185,608,715)
 ......................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                      3,108,774         $73,822,962          15,166,342        $652,720,038
Shares issued in connection with
reinvestment of distributions                   41,169,078         712,636,733          11,737,163         534,979,909
 ......................................................................................................................
                                                44,277,852         786,459,695          26,903,505       1,187,699,947
Shares repurchased                             (12,276,313)       (282,382,917)         (7,603,682)       (299,664,545)
 ......................................................................................................................
Net increase                                    32,001,539        $504,076,778          19,299,823        $888,035,402
 ......................................................................................................................
Putnam VT New Value Fund
Shares sold                                      7,222,567         $99,410,894           4,037,770         $49,133,034
Shares issued in connection with
reinvestment of distributions                    1,002,175          12,993,306           1,482,664          16,175,865
 ......................................................................................................................
                                                 8,224,742         112,404,200           5,520,434          65,308,899
Shares repurchased                                (858,002)        (11,462,394)         (4,112,981)        (47,010,368)
 ......................................................................................................................
Net increase                                     7,366,740        $100,941,806           1,407,453         $18,298,531
 ......................................................................................................................


Putnam VT OTC & Emerging
Growth Fund
Shares sold                                     10,656,750         $84,619,915          21,868,565        $470,316,472
Shares issued in connection with
reinvestment of distributions                           --                  --             158,820           3,907,875
 ......................................................................................................................
                                                10,656,750          84,619,915          22,027,385         474,224,347
Shares repurchased                             (10,801,323)        (86,063,978)        (11,424,605)       (206,130,616)
 ......................................................................................................................
Net increase (decrease)                           (144,573)        $(1,444,063)         10,602,780        $268,093,731
 ......................................................................................................................
Putnam VT Research Fund
Shares sold                                      2,054,412         $26,846,790           6,755,922        $100,384,367
Shares issued in connection with
reinvestment of distributions                      981,788          11,015,661              77,938           1,169,068
 ......................................................................................................................
                                                 3,036,200          37,862,451           6,833,860         101,553,435
Shares repurchased                                (478,156)         (6,044,191)           (424,495)         (6,202,086)
 ......................................................................................................................
Net increase                                     2,558,044         $31,818,260           6,409,365         $95,351,349
 ......................................................................................................................
Putnam VT Small Cap Value Fund
Shares sold                                      6,482,867         $88,457,883           3,769,142         $42,424,575
Shares issued in connection with
reinvestment of distributions                       40,412             522,118              13,210             154,683
 ......................................................................................................................
                                                 6,523,279          88,980,001           3,782,352          42,579,258
Shares repurchased                              (1,045,304)        (13,814,809)           (332,633)         (3,701,033)
 ......................................................................................................................
Net increase                                     5,477,975         $75,165,192           3,449,719         $38,878,225
 ......................................................................................................................
Putnam VT Utilities Growth and
Income Fund
Shares sold                                        326,561          $5,288,976           2,494,589         $42,046,907
Shares issued in connection with
reinvestment of distributions                    4,534,521          69,106,100           5,220,601          80,572,958
 ......................................................................................................................
                                                 4,861,082          74,395,076           7,715,190         122,619,865
Shares repurchased                              (3,772,432)        (60,831,370)        (10,607,707)       (176,382,173)
 ......................................................................................................................
Net increase (decrease)                          1,088,650         $13,563,706          (2,892,517)       $(53,762,308)
 ......................................................................................................................
Putnam VT Vista Fund
Shares sold                                      2,309,044         $37,186,788          14,717,603        $342,567,326
Shares issued in connection with
reinvestment of distributions                    5,560,884          65,507,209             318,488           7,580,009
 ......................................................................................................................
                                                 7,869,928         102,693,997          15,036,091         350,147,335
Shares repurchased                              (4,604,324)        (68,587,709)         (2,207,495)        (47,320,385)
 ......................................................................................................................
Net Increase                                     3,265,604         $34,106,288          12,828,596        $302,826,950
 ......................................................................................................................
Putnam VT Voyager Fund
Shares sold                                      2,372,850         $85,972,126           7,094,171        $428,809,842
Shares issued in connection with
reinvestment of distributions                   45,894,802       1,375,008,264          18,635,639       1,180,195,046
 ......................................................................................................................
                                                48,267,652       1,460,980,390          25,729,810       1,609,004,888
Shares repurchased                             (15,243,708)       (582,417,612)        (13,474,625)       (771,881,867)
 ......................................................................................................................
Net increase                                    33,023,944        $878,562,778          12,255,185        $837,123,021
 ......................................................................................................................

                                                                                       For the period February 1, 2000
                                                                                          (commencement of operations)
                                                    Six months ended June 30                     to December 31
----------------------------------------------------------------------------------------------------------------------
Class IA                                                      2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government
Income Fund
Shares sold                                      5,667,959         $62,854,806           2,012,993         $21,397,467
Shares issued in connection with
reinvestment of distributions                          971              10,809              43,512             472,981
 ......................................................................................................................
                                                 5,668,930          62,865,615           2,056,505          21,870,448
Shares repurchased                              (1,397,561)        (15,500,299)           (502,606)         (5,375,442)
 ......................................................................................................................
Net increase                                     4,271,369         $47,365,316           1,553,899         $16,495,006
 ......................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                      2,414,084         $16,980,955          10,220,237        $106,715,080
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 2,414,084          16,980,955          10,220,237         106,715,080
Shares repurchased                              (1,456,561)         (9,484,250)           (446,415)         (4,399,191)
 ......................................................................................................................
Net increase                                       957,523          $7,496,705           9,773,822        $102,315,889
 ......................................................................................................................

                                                                                          For the period June 14, 2000
                                                                                          (commencement of operations)
                                                       Six months ended June 30                  to December 31
----------------------------------------------------------------------------------------------------------------------
Class IA                                                       2001                                  2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
Shares sold                                      4,078,960         $24,416,206           4,059,769         $40,876,587
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 4,078,960          24,416,206           4,059,769          40,876,587
Shares repurchased                              (3,173,974)        (19,083,222)         (1,760,069)        (16,910,739)
 ......................................................................................................................
Net increase                                       904,986          $5,332,984           2,299,700         $23,965,848
 ......................................................................................................................

                                                                                     For the period September 29, 2000
                                                                                         (commencement of operations)
                                                      Six months ended June 30                   to December 31
----------------------------------------------------------------------------------------------------------------------
Class IA                                                       2001                                   2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
Shares sold                                        663,204          $5,655,165             108,706          $1,007,010
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                   663,204           5,655,165             108,706           1,007,010
Shares repurchased                                 (75,798)           (630,182)            (59,365)           (539,357)
 ......................................................................................................................
Net increase                                       587,406          $5,024,983              49,341            $467,653
 ......................................................................................................................
Putnam VT Voyager Fund II
Shares sold                                      1,285,678          $7,941,212             191,184          $1,486,672
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 1,285,678           7,941,212             191,184           1,486,672
Shares repurchased                                (738,302)         (4,384,288)            (49,276)           (359,424)
 ......................................................................................................................
Net increase                                       547,376          $3,556,924             141,908          $1,127,248
 ......................................................................................................................

                                                     Six months ended June 30                Year ended December 31
----------------------------------------------------------------------------------------------------------------------
Class IB                                                      2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Asia Pacific Growth Fund
Shares sold                                     14,859,980        $104,616,009          17,554,672        $210,227,505
Shares issued in connection with
reinvestment of distributions                      250,481           1,505,387              16,364             252,340
 ......................................................................................................................
                                                15,110,461         106,121,396          17,571,036         210,479,845
Shares repurchased                             (14,634,684)       (104,391,642)        (17,222,547)       (208,332,733)
 ......................................................................................................................
Net increase                                       475,777          $1,729,754             348,489          $2,147,112
 ......................................................................................................................
Putnam VT Diversified Income Fund
Shares sold                                      1,943,037         $17,619,058           5,243,724         $48,797,728
Shares issued in connection with
reinvestment of distributions                      655,355           5,675,376             295,003           2,708,184
 ......................................................................................................................
                                                 2,598,392          23,294,434           5,538,727          51,505,912
Shares repurchased                                (378,520)         (3,393,967)           (323,520)         (2,995,186)
 ......................................................................................................................
Net increase                                     2,219,872         $19,900,467           5,215,207         $48,510,726
 ......................................................................................................................
Putnam VT George Putnam Fund
of Boston
Shares sold                                      2,695,821         $29,184,433           5,227,768         $52,612,814
Shares issued in connection with
reinvestment of distributions                      270,670           2,828,500                  --                  --
 ......................................................................................................................
                                                 2,966,491          32,012,933           5,227,768          52,612,814
Shares repurchased                                (238,801)         (2,561,330)           (479,943)         (4,830,442)
 ......................................................................................................................
Net increase                                     2,727,690         $29,451,603           4,747,825         $47,782,372
 ......................................................................................................................
Putnam VT Global Asset Allocation Fund
Shares sold                                        475,569          $7,187,988             767,354         $13,056,976
Shares issued in connection with
reinvestment of distributions                      184,225           2,437,301              69,325           1,002,729
 ......................................................................................................................
                                                   659,794           9,625,289             836,679          14,059,705
Shares repurchased                                (179,280)         (2,593,745)            (35,567)           (608,607)
 ......................................................................................................................
Net increase                                       480,514          $7,031,544             801,112         $13,451,098
 ......................................................................................................................
Putnam VT Global Growth Fund
Shares sold                                      2,925,988         $39,036,187           9,036,437        $210,097,348
Shares issued in connection with
reinvestment of distributions                    2,326,546          23,009,538             304,121           8,104,922
 ......................................................................................................................
                                                 5,252,534          62,045,725           9,340,558         218,202,270
Shares repurchased                              (1,319,514)        (18,253,197)         (4,568,972)       (106,793,610)
 ......................................................................................................................
Net increase                                     3,933,020         $43,792,528           4,771,586        $111,408,660
 ......................................................................................................................
Putnam VT Growth and Income Fund
Shares sold                                      6,353,330        $160,075,063          14,035,930        $343,541,228
Shares issued in connection with
reinvestment of distributions                      648,667          15,379,899           1,113,850          26,097,506
 ......................................................................................................................
                                                 7,001,997         175,454,962          15,149,780         369,638,734
Shares repurchased                                (986,587)        (24,540,596)         (1,288,594)        (31,409,695)
 ......................................................................................................................
Net increase                                     6,015,410        $150,914,366          13,861,186        $338,229,039
 ......................................................................................................................

Putnam VT Health Sciences Fund
Shares sold                                      2,100,052         $25,818,586           6,054,506         $80,069,728
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 2,100,052          25,818,586           6,054,506          80,069,728
Shares repurchased                                (819,754)        (10,119,384)           (570,959)         (7,591,150)
 ......................................................................................................................
Net increase                                     1,280,298         $15,699,202           5,483,547         $72,478,578
 ......................................................................................................................
Putnam VT High Yield Fund
Shares sold                                      5,043,272         $43,685,804           3,870,067         $37,532,980
Shares issued in connection with
reinvestment of distributions                      787,769           6,365,166             285,254           2,784,077
 ......................................................................................................................
                                                 5,831,041          50,050,970           4,155,321          40,317,057
Shares repurchased                              (3,422,184)        (29,626,854)         (1,506,433)        (14,547,017)
 ......................................................................................................................
Net increase                                     2,408,857         $20,424,116           2,648,888         $25,770,040
 ......................................................................................................................
Putnam VT Income Fund
Shares sold                                      3,244,072         $40,393,561           3,198,222         $38,888,775
Shares issued in connection with
reinvestment of distributions                      410,872           4,975,666             139,448           1,648,307
 ......................................................................................................................
                                                 3,654,944          45,369,227           3,337,670          40,537,082
Shares repurchased                                (210,273)         (2,601,880)           (360,359)         (4,398,823)
 ......................................................................................................................
Net increase                                     3,444,671         $42,767,347           2,977,311         $36,138,259
 ......................................................................................................................
Putnam VT International Growth Fund
Shares sold                                     24,238,186        $351,444,966          25,118,298        $471,505,315
Shares issued in connection with
reinvestment of distributions                    1,694,582          22,554,895             329,677           6,794,648
 ......................................................................................................................
                                                25,932,768         373,999,861          25,447,975         478,299,963
Shares repurchased                             (18,679,632)       (271,818,053)        (16,128,945)       (303,513,504)
 ......................................................................................................................
Net increase                                     7,253,136        $102,181,808           9,319,030        $174,786,459
 ......................................................................................................................
Putnam VT International Growth
and Income Fund
Shares sold                                      2,568,803         $30,209,577           8,442,898        $112,059,784
Shares issued in connection with
reinvestment of distributions                      243,324           2,593,831             196,285           2,600,773
 ......................................................................................................................
                                                 2,812,127          32,803,408           8,639,183         114,660,557
Shares repurchased                              (1,777,111)        (21,156,228)         (6,551,196)        (89,236,419)
 ......................................................................................................................
Net increase                                     1,035,016         $11,647,180           2,087,987         $25,424,138
 ......................................................................................................................
Putnam VT International New
Opportunities Fund
Shares sold                                     41,918,818        $485,060,410          28,402,730        $522,619,647
Shares issued in connection with
reinvestment of distributions                           --                  --             183,174           4,286,262
 ......................................................................................................................
                                                41,918,818         485,060,410          28,585,904         526,905,909
Shares repurchased                             (38,644,178)       (449,479,639)        (16,514,969)       (296,293,473)
 ......................................................................................................................
Net increase                                     3,274,640         $35,580,771          12,070,935        $230,612,436
 ......................................................................................................................

Putnam VT Investors Fund
Shares sold                                      4,877,843         $53,678,609          16,474,578        $235,907,402
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 4,877,843          53,678,609          16,474,578         235,907,402
Shares repurchased                                (896,942)         (9,459,293)           (497,757)         (7,087,061)
 ......................................................................................................................
Net increase                                     3,980,901         $44,219,316          15,976,821        $228,820,341
 ......................................................................................................................
Putnam VT Money Market Fund*
Shares sold                                             --        $835,841,327                  --      $1,072,905,937
Shares issued in connection with
reinvestment of distributions                           --           2,388,799                  --           3,534,066
 ......................................................................................................................
                                                        --         838,230,126                  --       1,076,440,003
Shares repurchased                                      --        (819,777,267)                 --      (1,016,136,363)
 ......................................................................................................................
Net increase                                            --         $18,452,859                  --         $60,303,640
 ......................................................................................................................
Putnam VT New Opportunities Fund
Shares sold                                      2,292,866         $54,498,856           6,444,707        $264,299,536
Shares issued in connection with
reinvestment of distributions                    2,183,148          37,593,823             198,959           9,040,681
 ......................................................................................................................
                                                 4,476,014          92,092,679           6,643,666         273,340,217
Shares repurchased                                (684,363)        (15,541,898)           (307,392)        (12,113,145)
 ......................................................................................................................
Net increase                                     3,791,651         $76,550,781           6,336,274        $261,227,072
 ......................................................................................................................
Putnam VT New Value Fund
Shares sold                                      2,247,485         $30,831,634           2,115,499         $25,147,984
Shares issued in connection with
reinvestment of distributions                      117,310           1,533,244              80,999             882,886
 ......................................................................................................................
                                                 2,364,795          32,364,878           2,196,498          26,030,870
Shares repurchased                                (416,730)         (5,674,605)           (717,909)         (8,489,332)
 ......................................................................................................................
Net increase                                     1,948,065         $26,690,273           1,478,589         $17,541,538
 ......................................................................................................................
Putnam VT OTC & Emerging
Growth Fund
Shares sold                                      4,584,184         $37,546,174           7,013,652        $129,630,671
Shares issued in connection with
reinvestment of distributions                           --                  --              19,950             492,354
 ......................................................................................................................
                                                 4,584,184          37,546,174           7,033,602         130,123,025
Shares repurchased                              (2,311,109)        (18,466,764)         (1,365,917)        (23,938,046)
 ......................................................................................................................
Net increase                                     2,273,075         $19,079,410           5,667,685        $106,184,979
 ......................................................................................................................
Putnam VT Research Fund
Shares sold                                      3,017,398         $38,791,892           4,926,455         $72,796,586
Shares issued in connection with
reinvestment of distributions                      437,754           4,902,842              18,440             276,233
 ......................................................................................................................
                                                 3,455,152          43,694,734           4,944,895          73,072,819
Shares repurchased                                (538,815)         (7,080,256)           (511,572)         (7,575,012)
 ......................................................................................................................
Net increase                                     2,916,337         $36,614,478           4,433,323         $65,497,807
 ......................................................................................................................


Putnam VT Small Cap Value Fund
Shares sold                                      2,464,090         $33,737,082           1,874,885         $20,990,311
Shares issued in connection with
reinvestment of distributions                       17,873             230,278               5,003              58,497
 ......................................................................................................................
                                                 2,481,963          33,967,360           1,879,888          21,048,798
Shares repurchased                                (391,329)         (5,263,824)           (108,157)         (1,247,427)
 ......................................................................................................................
Net increase                                     2,090,634         $28,703,536           1,771,731         $19,801,371
 ......................................................................................................................
Putnam VT Utilities Growth and
Income Fund
Shares sold                                      1,249,724         $20,168,329           2,091,583         $35,202,608
Shares issued in connection with
reinvestment of distributions                      279,834           4,256,277              94,490           1,477,831
 ......................................................................................................................
                                                 1,529,558          24,424,606           2,186,073          36,680,439
Shares repurchased                                (199,485)         (3,228,633)           (171,869)         (2,922,854)
 ......................................................................................................................
Net increase                                     1,330,073         $21,195,973           2,014,204         $33,757,585
 ......................................................................................................................
Putnam VT Vista Fund
Shares sold                                      6,315,863         $96,282,913          13,571,831        $306,814,021
Shares issued in connection with
reinvestment of distributions                    2,687,073          31,573,112              42,218           1,004,929
 ......................................................................................................................
                                                 9,002,936         127,856,025          13,614,049         307,818,950
Shares repurchased                                (719,748)        (10,553,315)           (274,994)         (6,123,218)
 ......................................................................................................................
Net increase                                     8,283,188        $117,302,710          13,339,055        $301,695,732
 ......................................................................................................................
Putnam VT Voyager Fund
Shares sold                                      2,657,805        $100,799,687           7,383,144        $433,342,452
Shares issued in connection with
reinvestment of distributions                    3,496,528         104,371,355             492,175          31,049,328
 ......................................................................................................................
                                                 6,154,333         205,171,042           7,875,319         464,391,780
Shares repurchased                                (587,678)        (21,473,221)           (260,522)        (14,467,984)
 ......................................................................................................................
Net increase                                     5,566,655        $183,697,821           7,614,797        $449,923,796
 ......................................................................................................................

                                                                                       For the period February 1, 2000
                                                                                          (commencement of operations)
                                                      Six months ended June 30                    to December 31
----------------------------------------------------------------------------------------------------------------------
Class IB                                                       2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT American Government
Income Fund
Shares sold                                      4,936,985         $54,351,448             716,979          $7,732,904
Shares issued in connection with
reinvestment of distributions                          586               6,516              19,528             212,266
 ......................................................................................................................
                                                 4,937,571          54,357,964             736,507           7,945,170
Shares repurchased                              (1,634,102)        (18,097,326)            (29,332)           (312,955)
 ......................................................................................................................
Net increase                                     3,303,469         $36,260,638             707,175          $7,632,215
 ......................................................................................................................
Putnam VT Growth Opportunities Fund
Shares sold                                      2,480,442         $16,608,330           5,316,784         $53,445,440
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 2,480,442          16,608,330           5,316,784          53,445,440
Shares repurchased                                (228,272)         (1,397,994)            (44,089)           (391,235)
 ......................................................................................................................
Net increase                                     2,252,170         $15,210,336           5,272,695         $53,054,205
 ......................................................................................................................

                                                                                          For the period June 14, 2000
                                                                                          (commencement of operations)
                                                       Six months ended June 30                   to December 31
----------------------------------------------------------------------------------------------------------------------
Class IB                                                       2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Technology Fund
Shares sold                                      1,265,723          $7,256,779           1,791,824         $17,833,418
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 1,265,723           7,256,779           1,791,824          17,833,418
Shares repurchased                                (130,213)           (731,523)             (3,432)            (27,656)
 ......................................................................................................................
Net increase                                     1,135,510          $6,525,256           1,788,392         $17,805,762
 ......................................................................................................................

                                                                                      For the period September 29, 2000
                                                                                           (commencement of operations)
                                                      Six months ended June 30                   to December 31
----------------------------------------------------------------------------------------------------------------------
Class IB                                                       2001                                    2000
----------------------------------------------------------------------------------------------------------------------
                                                    Shares              Amount              Shares              Amount
----------------------------------------------------------------------------------------------------------------------
Putnam VT Capital Appreciation Fund
Shares sold                                        527,365          $4,470,955             111,146          $1,014,795
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                   527,365           4,470,955             111,146           1,014,795
Shares repurchased                                 (14,741)           (123,255)             (2,068)            (19,115)
 ......................................................................................................................
Net increase                                       512,624          $4,347,700             109,078            $995,680
 ......................................................................................................................
Putnam VT Voyager Fund II
Shares sold                                      1,157,301          $7,009,975             267,862          $2,111,298
Shares issued in connection with
reinvestment of distributions                           --                  --                  --                  --
 ......................................................................................................................
                                                 1,157,301           7,009,975             267,862           2,111,298
Shares repurchased                                 (65,567)           (423,982)               (365)             (2,680)
 ......................................................................................................................
Net increase                                     1,091,734          $6,585,993             267,497          $2,108,618
 ......................................................................................................................

* Putnam VT Money Market Fund transactions in capital shares were at a constant net asset value of $1.00 per share.




NOTE 5
INITIAL CAPITALIZATION AND OFFERING OF SHARES

The following were established as a series of Putnam Variable Trust, a Massachusetts business trust on January 31, 2000. During the period January 31, 2000 to February 1, 2000 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                         Capital contribution  Shares issued
---------------------------------------------------------------------
Class IA
Putnam VT American Government Fund      $999,000            99,900
Putnam VT Growth Opportunities Fund      999,000            99,900
Class IB
Putnam VT American Government Fund        $1,000               100
Putnam VT Growth Opportunities Fund        1,000               100

The following was established as a series of Putnam Variable Trust, a Massachusetts business trust on June 13, 2000. During the period June 13, 2000 to June 14, 2000 the following fund had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for the fund.

Fund name                           Capital contribution  Shares issued
-----------------------------------------------------------------------
Class IA
Putnam VT Technology Fund               $999,000               99,900
Class IB
Putnam VT Technology Fund                 $1,000                  100

The following were established as a series of Putnam Variable Trust, a Massachusetts business trust on September 28, 2000. During the period September 28, 2000 to September 29, 2000 the following funds had no operations other than those related to organizational matters including as noted below the initial capital contributions and the issuance of shares for each fund.

Fund name                           Capital contribution  Shares issued
-----------------------------------------------------------------------
Class IA
Putnam VT Capital Appreciation Fund   $1,999,000              199,900
Putnam VT Voyager Fund II              2,999,000              299,900
Class IB
Putnam VT Capital Appreciation Fund       $1,000                  100
Putnam VT Voyager Fund II                  1,000                  100

NOTE 6
NEW ACCOUNTING PRONOUNCEMENT

As required, effective January 1, 2001, the funds have adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies. This Guide requires that the funds amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities. Prior to January 1, 2001, the funds did not amortize premium and accrete discounts for certain fixed income securities and characterized as realized gains and losses paydowns on mortgage backed securities. Adopting these accounting principles will not affect the funds net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle is not material to the financial statements of Putnam Variable Trust.



Putnam
Variable
Trust

Fund Information

Investment Manager

Putnam Investment Management, LLC
One Post Office Square
Boston, MA  02109

Marketing Services

Putnam Retail Management
One Post Office Square
Boston, MA  02109

Investor Servicing Agent

Putnam Investor Services
Mailing address:
P.O. Box 41203
Providence, RI  02940-1203
1-800-225-1581

Custodian

Putnam Fiduciary Trust Company

Legal counsel

Ropes & Gray

Trustees

John A. Hill, Chairman,
Jameson Adkins Baxter, Hans H. Estin,
Ronald J. Jackson, Paul L. Joskow,
Elizabeth T. Kennan, Lawrence J. Lasser,
John H. Mullin III, Robert E. Patterson,
George Putnam, III, A.J.C. Smith,
W. Thomas Stephens, W. Nicholas Thorndike

PUTNAM INVESTMENTS

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust's policies, charges, and other matters of interest for the prospective investor.

73453   8/01